UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2023 through August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

August 31, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investment generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023,
Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Core Plus Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.37%
Market Price **	1.52%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023	$1,449,941,701
Duration as of 8/31/2023	6.4 Years
Fund Ticker	JCPB
INVESTMENT OBJECTIVE***
The JPMorgan Core Plus Bond ETF (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low-grade debt securities.
INVESTMENT APPROACH
The Fund invests primarily in investment grade bonds, with the flexibility to invest up to 30% in below investment grade securities (i.e., high yield or “junk bonds”) or the unrated equivalent, including below investment grade foreign securities. Up to 25% of the Fund’s assets may be invested in foreign securities. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).
Relative to the Index, the Fund’s overweight position in securitized credit was the leading contributor to performance. The Fund’s out-of-Index positions in high yield corporate credit (also known as junk bonds) contributed to relative performance. The Fund’s longer duration than the Index also contributed to relative performance as market interest rates fell early in the period. Generally, bonds of longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall.
The Fund’s underweight position in agency mortgage-backed securities and investment grade corporate credit, and its security selection within out-of-Index dollar-denominated emerging markets debt were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers focused on security selection and relative value, which seeks to take advantage of pricing discrepancies among individual securities or market sectors. They employed macro-economic analysis to determine asset allocations and positioning on the yield curve. The portfolio managers used bottom-up research and top-down macro perspective to construct a diversified portfolio of fixed income securities. As a result of this process, the Fund’s largest sector allocations at the end of the reporting period were to U.S. government debt, including Treasury bonds and agency debentures, as well as securitized debt, including agency and non-agency residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Fund’s smallest allocations were to emerging markets debt and cash and cash equivalents.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	28.4%
Mortgage-Backed Securities	19.5
Asset-Backed Securities	15.3
U.S. Treasury Obligations	12.1
Commercial Mortgage-Backed Securities	4.9
Collateralized Mortgage Obligations	3.4
Others (each less than 1.0%)	0.4
Short-Term Investments	16.0

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.88 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

August 31, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Core Plus Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $46.03.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF
Net Asset Value	January 28, 2019	1.37%	0.03%	1.14%
Market Price		1.52	0.12	1.20

*	Not annualized.
LIFE OF FUND PERFORMANCE (1/28/19 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on January 28, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Core Plus Bond ETF and the Bloomberg U.S. Aggregate Index from January 28, 2019 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	2.41%
Market Price **	2.01%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023	$605,270,908
Duration as of 8/31/2023	3.5 Years
Fund Ticker	JPIE
INVESTMENT OBJECTIVE***
The JPMorgan Income ETF (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.
INVESTMENT APPROACH
The Fund invests opportunistically in a wide variety of debt securities that have high potential to produce income and have low correlations to each other in order to manage risk. The Fund utilizes a flexible approach, shifting its allocations based on changing market conditions and seeks to manage distributions to reduce fluctuations in monthly dividends.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).
Relative to the Index, the Fund’s out-of-Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, emerging markets debt and high yield corporate bonds (also known as junk bonds) contributed to performance. The Fund’s underweight allocation to investment grade corporate bonds was the leading detractor from relative performance. The Fund’s out-of-Index allocation to non-USD currency also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund invested opportunistically among multiple debt markets and sectors that the adviser believed had a high potential to produce income. The Fund’s adviser sought to manage risk through exposure to debt markets that it believed to have low correlations to each other. During the period, the Fund’s adviser increased its allocations to asset-backed securities and agency mortgage-backed securities, and decreased the Fund’s exposure to high yield bonds, investment grade corporate bonds and commercials mortgage-backed securities. The Fund's duration decreased to 3.49 years at August 31, 2023 from 4.11 years at February 28, 2023.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.3%
Asset-Backed Securities	24.3
Mortgage-Backed Securities	19.4
Commercial Mortgage-Backed Securities	12.3
Collateralized Mortgage Obligations	6.8
Foreign Government Securities	2.4
Others (each less than 1.0%)	0.1
Short-Term Investments	0.4

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $44.74 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $44.92.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Income ETF
Net Asset Value	October 28, 2021	2.41%	3.32%	(1.55)%
Market Price		2.01	2.86	(1.37)

*	Not annualized.
LIFE OF FUND PERFORMANCE (10/28/21 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on October 28, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Income ETF and the Bloomberg U.S. Aggregate Index from October 28, 2021 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan International Bond Opportunities ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.33%
Market Price **	1.50%
Bloomberg Multiverse ex-USA (USD Hedged) Index	3.02%
Net Assets as of 8/31/2023	$359,448,013
Duration as of 8/31/2023	4.3 Years
Fund Ticker	JPIB
INVESTMENT OBJECTIVE***
The JPMorgan International Bond Opportunities ETF (the “Fund”) seeks to provide total return.
INVESTMENT APPROACH
The Fund invests across sectors in developed and emerging markets and is without benchmark constraints. The Fund is flexible and opportunistic and the Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund posted a positive return of 1.33%. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s return is compared with the Bloomberg Multiverse ex-USA (USD Hedged) Index, which returned 3.02% for the period.
Relative to the Bloomberg Multiverse ex-USA (USD Hedged) Index, the Fund’s shorter overall duration was the leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller price decrease when interest rates rise, compared with bonds with longer duration.
In terms of absolute performance, the Fund’s allocations to emerging markets debt, corporate credit and securitized credit were leading contributors to contributors to returns as spreads tightened over the period. Emerging market debt led the positive performance.
The Fund’s duration positioning detracted from performance. Generally, bonds with longer duration will experience larger decrease in price when interest rates rise, compared with bonds of shorter duration.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers maintained the Fund’s exposure to emerging markets debt at 18%. The Fund’s exposures were decreased to high yield corporate bonds (also known as “junk bonds”) to 6% from 22%; securitized products to 3% from 5%; and investment grade credit to 35% from 37%.
The portfolio managers increased the Fund’s overall duration to 4.31 years at August 31, 2023 from 3.49 years at February 28, 2023. This was achieved mainly by reducing the Fund’s short

8	J.P. Morgan Exchange-Traded Funds	August 31, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $46.08 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $46.36.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
U.S. Treasury position and increasing duration in the U.K., Australia and Germany.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	58.2%
Foreign Government Securities	33.9
Asset-Backed Securities	1.5
Commercial Mortgage-Backed Securities	1.0
Others (each less than 1.0%)	1.1
Short-Term Investments	4.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
United States	12.1%
Spain	9.7
United Kingdom	9.5
France	8.8
Canada	7.6
Italy	6.2
Brazil	5.4
Mexico	5.1
Germany	5.1
Australia	3.6
South Africa	2.3
Portugal	2.1
Netherlands	2.1
Luxembourg	1.6
Switzerland	1.5
Ireland	1.3
Czech Republic	1.0
Belgium	1.0
Others (each less than 1.0%)	9.7
Short-Term Investments	4.3

August 31, 2023	J.P. Morgan Exchange-Traded Funds	9

JPMorgan International Bond Opportunities ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF
Net Asset Value	April 5, 2017	1.33%	4.72%	2.53%	2.48%
Market Price		1.50	4.90	2.65	2.57

*	Not annualized.
LIFE OF FUND PERFORMANCE (4/5/17 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on April 5, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Bond Opportunities ETF and the Bloomberg Multiverse ex-USA (USD Hedged) Index from April 5, 2017 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Multiverse ex-USA (USD Hedged) Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.
The Bloomberg Multiverse ex-USA (USD Hedged) Index is a measure of the global fixed income bond market that combines the Barclays Global Aggregate Index, which measures investment-grade debt from 24 different local currency markets, and the Barclays Global High Yield Index, which measures the global high yield fixed income markets. It excludes U.S. securities and is hedged to the U.S. dollar. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Municipal ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.21%
Market Price **	1.03%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.89%
Net Assets as of 8/31/2023	$642,102,252
Duration as of 8/31/2023	5.7 Years
Fund Ticker	JMUB
INVESTMENT OBJECTIVE***
The JPMorgan Municipal ETF (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.
INVESTMENT APPROACH
The Fund invests primarily in a portfolio of municipal securities, the income from which is exempt from federal income tax. The Fund seeks to maintain an average dollar weighted maturity between three and twelve years.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).
Relative to the Index, the Fund’s overweight allocations to bonds of 0-to-2 year and 9-plus year maturities was a leading contributor to performance. The Fund’s underweight position in bonds rated AA and higher, and its overweight position in bonds rated BBB also contributed to relative performance. The Fund’s overweight positions in the housing and industrial development revenue/pollution control revenue sectors also contributed to relative performance.
The Fund’s underweight positions in the transportation and pre-refunded bond sectors were leading detractors from performance relative to the Index. The Fund’s underweight allocations to California and New Jersey bonds also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund was overweight in bonds rated BBB. The Fund’s duration was 5.7 years compared with 4.6 years for the Index.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	25.7%
AA	42.9
A	17.1
BBB	7.9
BB	1.2
NR	5.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.58 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $49.53.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Municipal ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF
Net Asset Value	October 29, 2018	1.21%	2.18%	2.38%
Market Price		1.03	2.05	2.35

*	Not annualized.
LIFE OF FUND PERFORMANCE (10/29/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on October 29, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Municipal ETF and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from October 29, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Short Duration Core Plus ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.80%
Market Price **	2.03%
Bloomberg 1-5 Year Government/Credit Index	1.83%
Net Assets as of 8/31/2023	$257,739,411
Duration as of 8/31/2023	2.8 Years
Fund Ticker	JSCP
INVESTMENT OBJECTIVE***
The JPMorgan Short Duration Core Plus ETF (the “Fund”) seeks total return, consistent with preservation of capital.
INVESTMENT APPROACH
The Fund invests primarily in traditional fixed income sectors, with the flexibility to invest up to 30% of its net assets in below investment grade securities (also known as high yield or “junk bonds”) and up to 25% of its net assets in foreign securities. The Fund’s adviser seeks to maintain a duration of three years or less. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg 1-5 Year Government/Credit Index (the “Index”).
Relative to the Index, the Fund’s longer overall duration was a leading detractor from  performance. Generally, bonds with longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s allocations to mortgage-backed securities and commercial mortgage-backed securities also detracted from relative performance. The Fund’s allocations to corporate bonds and asset-backed securities were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s adviser focused on security selection and relative value, which seeks to take advantage of pricing discrepancies among individual securities or market sectors. The adviser used bottom-up research to construct, in its view, a portfolio of undervalued fixed income securities. The adviser employs a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
Relative to the Index during the period, the Fund had an underweight position in U.S. Treasury bonds and out-of-Index allocations to mortgage-backed securities, asset-backed securities, high yield bonds (also known as junk bonds) and emerging markets debt. The Fund’s portfolio managers increased the Fund’s duration to 2.82 years at August 31, 2023 from 2.62 years at February 28, 2023.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	35.5%
Asset-Backed Securities	21.2
U.S. Treasury Obligations	16.7
Mortgage-Backed Securities	13.8
Commercial Mortgage-Backed Securities	4.7
Collateralized Mortgage Obligations	3.0
Others (each less than 1.0%)	0.7
Short-Term Investments	4.4

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.78 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

August 31, 2023	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Short Duration Core Plus ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $45.84.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Short Duration Core Plus ETF
Net Asset Value	March 1, 2021	1.80%	2.42%	(1.16)%
Market Price		2.03	2.49	(1.11)

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/1/21 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on March 1, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Short Duration Core Plus ETF and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2021 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Ultra-Short Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	2.19%
Market Price **	2.17%
ICE BofAML 3-Month US Treasury Bill Index	2.48%
Net Assets as of 8/31/2023	$22,756,203,756
Duration as of 8/31/2023	0.6 Years
Fund Ticker	JPST
INVESTMENT OBJECTIVE***
The JPMorgan Ultra-Short Income ETF (the “Fund”) seeks to provide current income while seeking to maintain a low volatility of principal.
INVESTMENT APPROACH
The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed, variable and floating-rate debt. The Fund seeks to maintain a duration of one year or less, although under certain market conditions, the Fund’s duration may be longer than one year. Duration measures the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. The Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies and sectors based on changing market conditions and its view of the best mix of investment opportunities.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund underperformed the ICE BofA 3-Month US Treasury Bill Index (the “Index”).
Relative to the Index, the Fund’s longer duration was a leading detractor from performance as interest rate rose during the period and U.S. economic data was stronger than most economists’ expected. Generally, bonds of longer duration will experience a greater decline in price compared with shorter duration bonds when interest rates rise. The Fund’s out-of-Index allocations to corporate debt, certificates of deposit and J.P. Morgan Money Market Funds were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund’s largest allocations were to money market securities, including corporate debt, certificates of deposit and J.P. Morgan Money Market Funds, as well as to corporate bonds, collateralized loan obligations, asset-backed securities, U.S. Treasury bills, agency and mortgage-backed securities, and non-corporate credit.
PORTFOLIO COMPOSITION BY SECTOR AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	28.8%
Asset-Backed Securities	8.5
U.S. Treasury Obligations	2.3
Utilities	1.9
Information Technology	1.5
Energy	1.5
Industrials	1.4
Consumer Discretionary	1.4
Health Care	1.2
Others (each less than 1.0%)	2.7
Short-Term Investments	48.8

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.24 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $50.25.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF
Net Asset Value	May 17, 2017	2.19%	4.08%	2.07%	2.05%
Market Price		2.17	4.06	2.06	2.05

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/17/17 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on May 17, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Income ETF and the ICE BofAML 3-Month US Treasury Bill Index from May 17, 2017 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE BofAML 3-Month US
Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Ultra-Short Municipal Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.54%
Market Price **	1.54%
Bloomberg 1-Year Municipal Bond Index	1.48%
Net Assets as of 8/31/2023	$2,572,334,409
Duration as of 8/31/2023	0.7 Years
Fund Ticker	JMST
INVESTMENT OBJECTIVE***
The JPMorgan Ultra-Short Municipal Income ETF (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
INVESTMENT APPROACH
The Fund primarily invests in investment grade fixed securities or the unrated equivalent, variable and floating rate municipal securities, the income from which is exempt from federal income tax. The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg 1-Year Municipal Bond Index (the “Index”).
Relative to the Index, the Fund’s shorter duration was a leading contributor to performance. Generally, bonds of shorter duration will experience a smaller decline in price compared with longer duration bonds when interest rates rise. The Fund’s overweight allocation to bonds rated single-A and its out-of-Benchmark allocation to variable rate demand notes also contributed to relative performance.
The Fund’s security selection in the housing sector and its overweight position in the local general obligation bonds sector were leading detractors from performance relative to the Index.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund’s duration was 0.7 years compared with 1.4 years for the Index.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	22.4%
AA	34.8
A	19.9
BBB	1.6
B	0.2
NR	21.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.64 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $50.61.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF
Net Asset Value	October 16, 2018	1.54%	2.61%	1.48%
Market Price		1.54	2.77	1.47

*	Not annualized.
LIFE OF FUND PERFORMANCE (10/16/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on October 16, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Municipal Income ETF and the Bloomberg 1-Year Municipal Bond Index from October 16, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. An individual cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 28.8%
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,139
2.20%, 2/4/2026	95,000	87,638
3.10%, 5/1/2026	35,000	32,967
2.70%, 2/1/2027	65,000	59,438
3.75%, 2/1/2050	675,000	492,161
5.93%, 5/1/2060	40,000	38,611
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	330,000	308,427
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	310,000	275,853
Howmet Aerospace, Inc.
5.13%, 10/1/2024	122,000	120,777
5.95%, 2/1/2037	304,000	299,288
L3Harris Technologies, Inc.
5.40%, 1/15/2027	855,000	857,077
5.40%, 7/31/2033	205,000	205,344
5.60%, 7/31/2053	217,000	218,382
Lockheed Martin Corp.
4.50%, 5/15/2036	125,000	118,481
4.70%, 5/15/2046	100,000	93,522
4.15%, 6/15/2053	350,000	295,014
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	132,763
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,655,788
1.90%, 9/1/2031	450,000	352,375
2.38%, 3/15/2032	95,000	76,446
5.15%, 2/27/2033	165,000	163,118
4.50%, 6/1/2042	100,000	87,214
3.03%, 3/15/2052	350,000	230,131
5.38%, 2/27/2053	144,000	140,362
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	33,000	32,591
9.38%, 11/30/2029 (a)	253,000	263,655
TransDigm, Inc.
6.25%, 3/15/2026 (a)	530,000	524,949
6.75%, 8/15/2028 (a)	165,000	165,578
Triumph Group, Inc. 7.75%, 8/15/2025	16,000	15,096
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	20,000	1,900
		7,358,085
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	192,610
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
7.00%, 4/15/2028 (a)	210,000	212,161
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	406,000	392,125
3.75%, 1/30/2031 (a)	75,000	62,645
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	275,000	260,629
6.88%, 7/1/2028	350,000	321,027
5.00%, 10/1/2029	75,000	61,744
Aptiv plc 5.40%, 3/15/2049	25,000	21,941
Clarios Global LP 6.25%, 5/15/2026 (a)	427,000	422,890
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	44,250	44,947
10.63% (PIK), 5/15/2027 (a) (c)	31,221	19,608
Dana, Inc.
5.38%, 11/15/2027	365,000	345,299
4.50%, 2/15/2032	40,000	32,296
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	112,884
5.00%, 7/15/2029	521,000	462,386
5.25%, 7/15/2031	660,000	568,425
Icahn Enterprises LP
6.38%, 12/15/2025	247,000	235,485
5.25%, 5/15/2027	315,000	276,412
Lear Corp. 2.60%, 1/15/2032	10,000	7,796
		4,053,310
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	590,000	682,368
4.75%, 1/15/2043	380,000	284,090
General Motors Co. 5.95%, 4/1/2049	25,000	22,418
Hyundai Capital America
0.80%, 1/8/2024 (a)	170,000	167,039
1.50%, 6/15/2026 (a)	440,000	393,559
3.00%, 2/10/2027 (a)	200,000	182,855
Nissan Motor Acceptance Co. LLC 2.00%, 3/9/2026 (a)	305,000	271,799
		2,004,128
Banks — 5.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	500,000	421,642
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	154,141
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	600,000	597,851
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	158,801
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	199,642
Banco Santander SA (Spain)
2.75%, 5/28/2025	200,000	189,220
5.59%, 8/8/2028	2,800,000	2,774,919
Bank of America Corp.
(SOFR + 0.41%), 5.78%, 6/14/2024 (d)	400,000	398,730
3.88%, 8/1/2025	203,000	197,586
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,356,160
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	40,000	37,897
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	936,000	882,417
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,127,971
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	242,933
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	381,850
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	416,321
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	140,000	137,883
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	541,785
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	520,999
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	50,000	39,171
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,740,000	2,239,744
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	1,900,000	1,498,440
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	140,000	112,219
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	94,136
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	150,000	103,289
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Bank of America NA 5.53%, 8/18/2026	500,000	502,432
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	258,383
Bank of Montreal (Canada)
1.50%, 1/10/2025	370,000	350,017
5.30%, 6/5/2026	300,000	298,962
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	250,000	247,186
Bank of Nova Scotia (The) (Canada)
(3-MONTH CME TERM SOFR + 2.91%), 8.21%, 10/12/2023 (d) (e) (f) (g)	50,000	44,500
2.20%, 2/3/2025	112,000	106,663
3.45%, 4/11/2025	300,000	289,788
2.15%, 8/1/2031	250,000	198,824
Banque Federative du Credit Mutuel SA (France)
4.52%, 7/13/2025 (a)	320,000	312,594
4.94%, 1/26/2026 (a)	200,000	196,025
5.90%, 7/13/2026 (a)	200,000	200,610
1.60%, 10/4/2026 (a)	200,000	177,038
5.79%, 7/13/2028 (a)	605,000	607,675
Barclays plc (United Kingdom)
5.20%, 5/12/2026	200,000	194,069
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	900,000	936,930
BNP Paribas SA (France) (SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	386,104
BPCE SA (France)
3.50%, 10/23/2027 (a)	850,000	776,138
5.13%, 1/18/2028 (a)	745,000	730,631
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	193,270
Canadian Imperial Bank of Commerce (Canada) 3.30%, 4/7/2025	105,000	101,201
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (f) (g)	115,000	110,874
(SOFR + 1.37%), 4.14%, 5/24/2025 (d)	81,000	79,912
(SOFR + 0.69%), 2.01%, 1/25/2026 (d)	444,000	420,035
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	408,000	406,138
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	578,799
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	550,000	519,574
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (d)	645,000	592,084
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,115,971
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,045,000	979,780
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	460,470
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	143,920
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	120,000	99,101
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	660,000	531,753
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,065,000	845,135
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	750,000	782,067
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	37,775
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	826,254
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	550,000	511,982
5.59%, 7/5/2026 (a)	565,000	564,818
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	224,083
5.30%, 7/12/2028 (a)	990,000	988,164
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (d)	250,000	224,212
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (d)	450,000	442,867
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (a) (d)	200,000	191,597
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (d)	271,000	271,124
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	200,000	177,701
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,011,817
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.10%), 2.25%, 11/22/2027 (d)	200,000	178,349
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (d)	800,000	751,346
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	297,620
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,370,000	1,177,401
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	250,000	262,656
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	1,200,000	1,005,310
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	200,000	180,042
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	1,250,000	998,417
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	198,951
(SOFR + 2.39%), 6.25%, 3/9/2034 (d)	400,000	404,351
6.10%, 1/14/2042	230,000	240,722
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	265,000	267,219
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (d)	200,000	179,851
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	200,000	133,283
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	200,000	192,187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	250,000	231,407
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (d)	200,000	199,706
3.78%, 3/2/2025	269,000	261,223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (d)	565,000	559,725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	560,000	499,234
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	198,386
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.85%, 1/19/2033 (d)	775,000	633,991
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	580,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (d)	225,000	173,955
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	830,000	821,923
Morgan Stanley Bank NA 4.75%, 4/21/2026	255,000	251,698
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	250,000	239,700
4.90%, 6/13/2028	250,000	247,034
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	300,000	296,616
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (d)	1,950,000	2,007,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	500,000	497,032
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	200,000	180,329
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (d)	200,000	190,494
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	200,000	190,835
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	396,460
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	535,972
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	40,265
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	350,000	354,015
Royal Bank of Canada (Canada)
1.60%, 1/21/2025	250,000	236,995
4.65%, 1/27/2026 (e)	245,000	240,299
4.24%, 8/3/2027	425,000	409,045
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	700,000	708,791
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200,000	176,030
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	1,625,000	1,637,797
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	192,764
4.75%, 11/24/2025 (a)	200,000	192,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,200,000	1,075,301
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	200,936
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	177,412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,074,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	970,000	976,877
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (d)	200,000	195,830
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	545,919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,482,696
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	893,000	901,580
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	254,903
5.71%, 1/13/2030	255,000	256,395
5.77%, 1/13/2033	200,000	202,863
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	60,000	54,592
4.95%, 9/15/2027 (a)	200,000	197,211
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	955,662
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	196,518
Toronto-Dominion Bank (The) (Canada)
5.10%, 1/9/2026	270,000	267,862
5.53%, 7/17/2026	265,000	265,585
5.52%, 7/17/2028	100,000	100,493
2.00%, 9/10/2031	385,000	305,111
4.46%, 6/8/2032	120,000	111,777
Truist Bank 4.05%, 11/3/2025	60,000	57,622
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	300,000	299,790
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	290,000	272,018
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	177,658
Wells Fargo & Co.
3.55%, 9/29/2025	227,000	217,783
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	913,000	863,210
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	580,068
3.00%, 10/23/2026	360,000	333,448
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,374,938
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	310,392
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (f) (g)	430,000	440,213
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	856,438
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	250,000	208,664
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	1,790,000	1,507,384
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,694,773
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	865,000	853,623
4.90%, 11/17/2045	25,000	21,462
Wells Fargo Bank NA 5.45%, 8/7/2026	250,000	250,793
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	175,000	165,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
1.95%, 11/20/2028	30,000	25,804
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (e)	375,000	350,203
		76,585,045
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	516,839
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	295,000	270,113
Coca-Cola Co. (The)
2.60%, 6/1/2050	200,000	133,061
2.50%, 3/15/2051	300,000	194,118
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	335,390
4.50%, 5/9/2047	120,000	100,080
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	430,000	353,307
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	38,000	36,345
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	150,576
PepsiCo, Inc. 2.75%, 10/21/2051	415,000	280,564
		2,370,393
Biotechnology — 0.3%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	68,333
3.20%, 11/21/2029	421,000	379,469
4.05%, 11/21/2039	1,797,000	1,540,233
4.63%, 10/1/2042	75,000	66,557
4.25%, 11/21/2049	230,000	193,697
Amgen, Inc.
5.25%, 3/2/2030	175,000	175,242
3.15%, 2/21/2040	477,000	355,883
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	28,000	13,440
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	181,772
1.65%, 10/1/2030	118,000	94,799
4.60%, 9/1/2035	1,000,000	948,998
2.60%, 10/1/2040	525,000	366,783
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	175,466
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	200,000	159,169
		4,719,841
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	201,000	189,009
1.50%, 6/3/2030	410,000	333,310
3.60%, 4/13/2032	600,000	552,102
3.10%, 5/12/2051	40,000	28,569
3.95%, 4/13/2052	315,000	262,759
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	220,000	210,650
3.50%, 3/1/2029 (a)	175,000	150,420
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	435,000	393,232
Nordstrom, Inc.
2.30%, 4/8/2024	85,000	82,238
4.38%, 4/1/2030	335,000	267,657
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	11,700	7,606
		2,477,552
Building Products — 0.3%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	790,000	671,634
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	735,000	723,549
Griffon Corp. 5.75%, 3/1/2028	615,000	573,182
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	200,000	188,654
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	340,000	302,593
Masco Corp. 1.50%, 2/15/2028	125,000	106,380
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	285,000	264,463
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	18,960
4.75%, 1/15/2028 (a)	300,000	276,300
4.38%, 7/15/2030 (a)	555,000	475,754
Summit Materials LLC 5.25%, 1/15/2029 (a)	420,000	393,433
		3,994,902
Capital Markets — 1.8%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	46,876
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (d)	250,000	246,085
3.25%, 5/16/2027	160,000	150,028
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	165,613
Charles Schwab Corp. (The)
0.90%, 3/11/2026	30,000	26,793
2.75%, 10/1/2029	46,000	39,563
Credit Suisse AG (Switzerland) 3.70%, 2/21/2025	310,000	298,831
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	59,140
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	150,000	149,765
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	319,712
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	270,131
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (d)	201,000	194,928
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	797,534
3.50%, 11/16/2026	771,000	724,687
3.85%, 1/26/2027	135,000	128,129
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,085,000	972,857
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	113,550
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	135,752
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	820,000	767,646
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,820,000	1,684,055
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,413,232
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,640,000	1,327,001
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	940,000	781,836
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	115,327
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	13,251
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	295,000	262,235
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	194,895
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (d)	590,000	580,966
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.88%, 1/27/2026	330,000	317,621
3.13%, 7/27/2026	130,000	121,652
3.63%, 1/20/2027	191,000	180,467
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	210,000	188,399
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	824,536
3.59%, 7/22/2028 (h)	760,000	703,093
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	254,834
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	1,945,000	1,907,714
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	440,000	437,417
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	573,000	544,151
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	70,000	58,917
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	350,000	269,152
(SOFR + 1.18%), 2.24%, 7/21/2032 (d)	80,000	62,930
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,036,199
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	430,000	422,785
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	380,000	369,511
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	209,920
MSCI, Inc. 4.00%, 11/15/2029 (a)	115,000	103,458
Northern Trust Corp. 3.95%, 10/30/2025	60,000	58,088
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	150,423
S&P Global, Inc.
2.70%, 3/1/2029	456,000	407,585
1.25%, 8/15/2030	500,000	393,324
2.90%, 3/1/2032	112,000	95,925
3.25%, 12/1/2049	223,000	159,881
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (d)	335,000	340,147
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	222,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	585,000	514,412
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	192,023
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,014,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (d)	700,000	652,345
4.88%, 5/15/2045	250,000	222,731
		25,416,784
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	410,000	409,608
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	300,000	282,304
CF Industries, Inc.
5.15%, 3/15/2034	260,000	245,438
4.95%, 6/1/2043	70,000	59,168
Chemours Co. (The)
5.38%, 5/15/2027	23,000	21,651
5.75%, 11/15/2028 (a)	545,000	489,584
4.63%, 11/15/2029 (a)	123,000	102,256
CVR Partners LP 6.13%, 6/15/2028 (a)	70,000	62,669
Ecolab, Inc. 2.13%, 2/1/2032	75,000	61,064
EIDP, Inc. 4.80%, 5/15/2033	320,000	307,696
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	350,000	307,692
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	400,000	365,896
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	116,000	97,567
2.30%, 11/1/2030 (a)	13,000	10,087
3.27%, 11/15/2040 (a)	25,000	16,630
LYB International Finance III LLC 3.38%, 10/1/2040	40,000	28,748
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	310,000	275,608
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	181,761
2.95%, 5/13/2030	80,000	68,970
3.95%, 5/13/2050	190,000	142,030
Olin Corp. 5.13%, 9/15/2027	290,000	277,640
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	910,000	761,051
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,788
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	145,000	135,081
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	350,000	326,424
		5,049,411
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	492,000	420,325
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	471,323
4.88%, 7/15/2032 (a)	20,000	17,252
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	170,000
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	270,000	251,887
Brink's Co. (The) 4.63%, 10/15/2027 (a)	200,000	185,974
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	370,000	353,537
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	230,000	212,775
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	99,966
5.13%, 12/15/2026 (a)	55,000	53,219
4.00%, 8/1/2028 (a)	455,000	406,187
4.75%, 6/15/2029 (a)	205,000	185,713
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	136,648
Madison IAQ LLC 4.13%, 6/30/2028 (a)	745,000	659,126
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	282,000	276,739
3.38%, 8/31/2027 (a)	440,000	391,337
Stericycle, Inc.
5.38%, 7/15/2024 (a)	85,000	84,702
3.88%, 1/15/2029 (a)	335,000	291,678
Waste Management, Inc. 1.50%, 3/15/2031	170,000	132,508
		4,800,896
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	305,000	263,063
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	96,107
CommScope, Inc. 6.00%, 3/1/2026 (a)	472,000	428,937
		788,107
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	465,000	415,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Construction & Engineering — continued
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	485,000	407,306
MasTec, Inc. 4.50%, 8/15/2028 (a)	305,000	278,279
Weekley Homes LLC 4.88%, 9/15/2028 (a)	385,000	339,763
		1,440,537
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	245,000	250,777
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	56,623
		307,400
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
1.15%, 10/29/2023	450,000	446,552
2.45%, 10/29/2026	510,000	458,871
5.75%, 6/6/2028	400,000	396,507
3.00%, 10/29/2028	450,000	389,953
Ally Financial, Inc. 5.75%, 11/20/2025	400,000	387,988
American Express Co.
1.65%, 11/4/2026	130,000	115,972
2.55%, 3/4/2027	540,000	491,020
5.85%, 11/5/2027	270,000	275,805
(SOFR + 1.28%), 5.28%, 7/27/2029 (d)	1,325,000	1,310,632
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	170,000	169,725
5.25%, 5/15/2024 (a)	250,000	246,806
2.88%, 2/15/2025 (a)	478,000	451,016
5.50%, 1/15/2026 (a)	60,000	58,413
2.13%, 2/21/2026 (a)	275,000	247,092
4.25%, 4/15/2026 (a)	1,265,000	1,192,970
2.53%, 11/18/2027 (a)	1,635,000	1,395,762
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	76,174
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	189,023
4.27%, 1/9/2027	1,290,000	1,192,717
4.13%, 8/17/2027	1,350,000	1,224,948
7.20%, 6/10/2030	550,000	558,635
4.00%, 11/13/2030	250,000	211,537
3.63%, 6/17/2031	200,000	162,048
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	33,809
3.60%, 6/21/2030	60,000	51,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
2.70%, 6/10/2031	690,000	543,974
John Deere Capital Corp. 4.70%, 6/10/2030	400,000	395,030
Navient Corp.
6.13%, 3/25/2024	130,000	129,442
5.88%, 10/25/2024	20,000	19,700
OneMain Finance Corp.
6.88%, 3/15/2025	285,000	283,568
7.13%, 3/15/2026	1,029,000	1,012,272
6.63%, 1/15/2028	95,000	88,825
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	208,000	206,612
		14,414,901
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	58,366
1.80%, 2/10/2031 (a)	325,000	254,898
2.50%, 2/10/2041 (a)	14,000	9,055
2.80%, 2/10/2051 (a)	50,000	30,470
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,350,000	1,274,975
3.50%, 3/15/2029 (a)	480,000	415,210
4.88%, 2/15/2030 (a)	20,000	18,350
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,490
3.63%, 5/13/2051 (a)	10,000	6,586
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	391,000	376,497
Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	79,375
Sysco Corp. 2.40%, 2/15/2030	250,000	211,221
Target Corp. 4.80%, 1/15/2053	380,000	350,168
		3,088,661
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	600,000	561,189
Ball Corp. 3.13%, 9/15/2031	480,000	388,616
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	163,026
Crown Americas LLC 4.25%, 9/30/2026	13,000	12,213
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	102,588
3.50%, 3/15/2028 (a)	180,000	160,350
LABL, Inc. 6.75%, 7/15/2026 (a)	405,000	395,860
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	670,000	659,779
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	530,000	523,894
Packaging Corp. of America 3.05%, 10/1/2051	85,000	54,177
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	600,000	539,652
Sealed Air Corp.
4.00%, 12/1/2027 (a)	115,000	105,248
6.13%, 2/1/2028 (a)	205,000	201,428
TriMas Corp. 4.13%, 4/15/2029 (a)	227,000	198,058
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	450,000	424,422
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,201
		4,519,701
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	250,000	226,340
3.88%, 11/15/2029 (a)	155,000	133,621
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	235,000	237,879
7.75%, 3/15/2031 (a)	65,000	67,228
		665,068
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	385,000	362,381
University of Miami Series 2022, 4.06%, 4/1/2052	40,000	32,861
		395,242
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	90,000	81,684
Simon Property Group LP
2.45%, 9/13/2029	500,000	423,194
3.25%, 9/13/2049	31,000	20,254
VICI Properties LP
5.63%, 5/1/2024 (a)	67,000	66,476
3.50%, 2/15/2025 (a)	90,000	86,215
4.50%, 9/1/2026 (a)	95,000	89,920
4.25%, 12/1/2026 (a)	30,000	28,262
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
4.63%, 12/1/2029 (a)	20,000	18,067
WP Carey, Inc. 2.25%, 4/1/2033	145,000	107,710
		921,782
Diversified Telecommunication Services — 0.8%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	108,520
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	141,385
AT&T, Inc.
1.65%, 2/1/2028	450,000	384,756
2.55%, 12/1/2033	870,000	663,833
5.40%, 2/15/2034	750,000	728,325
3.50%, 6/1/2041	260,000	190,693
3.65%, 6/1/2051	65,000	44,582
CCO Holdings LLC
5.13%, 5/1/2027 (a)	785,000	737,971
5.00%, 2/1/2028 (a)	545,000	502,215
5.38%, 6/1/2029 (a)	100,000	91,015
4.75%, 3/1/2030 (a)	2,089,000	1,796,107
4.50%, 8/15/2030 (a)	1,029,000	865,592
4.25%, 2/1/2031 (a)	1,415,000	1,160,702
4.75%, 2/1/2032 (a)	1,025,000	848,187
4.50%, 6/1/2033 (a)	135,000	106,565
Embarq Corp. 8.00%, 6/1/2036	13,000	7,919
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (b)	28,000	3
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	214,038
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	614,000	562,984
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	130,000	67,343
4.00%, 2/15/2027 (a)	1,000,000	630,220
Sprint Capital Corp.
6.88%, 11/15/2028	258,000	272,552
8.75%, 3/15/2032	240,000	286,046
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	112,275
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	200,000	197,403
Verizon Communications, Inc.
2.10%, 3/22/2028	12,000	10,487
4.33%, 9/21/2028	75,000	71,830
4.02%, 12/3/2029	184,000	171,065
3.40%, 3/22/2041	385,000	285,888
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
2.88%, 11/20/2050	75,000	45,995
3.70%, 3/22/2061	30,000	20,438
		11,326,934
Electric Utilities — 2.1%
AEP Transmission Co. LLC
Series N, 2.75%, 8/15/2051	50,000	30,954
Series O, 4.50%, 6/15/2052	200,000	172,489
Alabama Power Co. 3.05%, 3/15/2032	200,000	171,619
American Electric Power Co., Inc. 2.03%, 3/15/2024	40,000	39,135
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	199,694
2.90%, 6/15/2050	50,000	32,050
5.40%, 6/1/2053	305,000	300,781
Commonwealth Edison Co. 5.30%, 2/1/2053	618,000	605,124
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	37,449
DTE Electric Co.
Series A, 4.00%, 4/1/2043	90,000	72,685
5.40%, 4/1/2053	80,000	79,557
Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	23,367
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	85,142
2.75%, 4/1/2050	395,000	240,874
5.40%, 4/1/2053	580,000	563,743
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	625,504
Duke Energy Progress LLC 5.25%, 3/15/2033	340,000	340,256
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	117,951
Edison International
5.25%, 11/15/2028	100,000	97,628
6.95%, 11/15/2029	245,000	258,275
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	526,017
4.75%, 6/15/2046	50,000	39,135
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	155,494
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,403
2.65%, 6/15/2051	274,000	163,569
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	63,261
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
1.60%, 12/15/2030	500,000	387,156
2.90%, 3/15/2051	823,000	514,555
Entergy Mississippi LLC
5.00%, 9/1/2033	375,000	363,248
3.50%, 6/1/2051	20,000	13,894
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	193,649
Entergy Texas, Inc. 1.75%, 3/15/2031	535,000	418,964
Eversource Energy
4.60%, 7/1/2027	31,000	30,170
5.45%, 3/1/2028	100,000	100,335
5.13%, 5/15/2033	365,000	353,171
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,435,682
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	846,957
4.55%, 4/1/2049 (a)	90,000	72,735
Florida Power & Light Co.
5.10%, 4/1/2033	288,000	288,002
4.80%, 5/15/2033	260,000	253,988
3.70%, 12/1/2047	60,000	46,775
5.30%, 4/1/2053	70,000	69,364
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046	50,000	43,452
5.63%, 4/1/2053	150,000	151,214
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	424,991
2.95%, 5/14/2030 (a)	405,000	346,148
5.40%, 6/1/2033 (a)	300,000	294,751
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	69,318
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	42,865
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	407,319
Monongahela Power Co. 4.10%, 4/15/2024 (a)	40,000	39,589
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	431,019
5.00%, 7/15/2032	60,000	57,974
5.05%, 2/28/2033	1,320,000	1,277,557
5.25%, 2/28/2053	80,000	74,072
Northern States Power Co.
2.60%, 6/1/2051	70,000	42,768
4.50%, 6/1/2052	50,000	43,140
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	20,739
2.45%, 12/2/2027 (a)	60,000	50,933
5.75%, 1/15/2028	560,000	529,802
3.38%, 2/15/2029 (a)	210,000	173,096
5.25%, 6/15/2029 (a)	795,000	715,581
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	42,337
Series R, 2.90%, 10/1/2051	290,000	183,391
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	100,007
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	50,000	33,955
4.95%, 9/15/2052 (a)	400,000	371,042
Pacific Gas and Electric Co.
1.70%, 11/15/2023	30,000	29,723
3.25%, 2/16/2024	75,000	74,050
3.45%, 7/1/2025	17,000	16,139
2.95%, 3/1/2026	110,000	101,490
4.65%, 8/1/2028	2,200,000	2,053,129
6.10%, 1/15/2029	605,000	597,895
6.40%, 6/15/2033	335,000	330,430
4.50%, 7/1/2040	130,000	100,113
4.20%, 6/1/2041	30,000	21,706
4.25%, 3/15/2046	418,000	285,314
6.75%, 1/15/2053	1,250,000	1,214,933
PacifiCorp
4.15%, 2/15/2050	198,000	145,242
3.30%, 3/15/2051	710,000	452,502
5.50%, 5/15/2054	5,000	4,428
PG&E Corp.
5.00%, 7/1/2028	471,000	433,276
5.25%, 7/1/2030	300,000	266,527
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	185,000	185,475
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,244
Series A-4, 5.21%, 12/1/2047	40,000	38,525
Series A-5, 5.10%, 6/1/2052	70,000	67,550
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	407,510
5.25%, 5/15/2053	70,000	67,985
Public Service Co. of Colorado
Series 36, 2.70%, 1/15/2051	45,000	27,124
5.25%, 4/1/2053	138,000	127,436
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	152,101
Series K, 3.15%, 8/15/2051	150,000	97,985
Public Service Electric and Gas Co.
3.00%, 5/15/2027	50,000	46,853
4.65%, 3/15/2033	200,000	193,832
2.05%, 8/1/2050	68,000	38,228
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	50,000	48,332
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	53,000	52,169
Series A2, 5.17%, 5/15/2041	49,000	46,917
Southern California Edison Co.
5.30%, 3/1/2028	719,000	721,686
Series G, 2.50%, 6/1/2031	775,000	637,342
Series C, 3.60%, 2/1/2045	35,000	25,388
Series C, 4.13%, 3/1/2048	238,000	187,573
Series 20A, 2.95%, 2/1/2051	430,000	273,074
5.88%, 12/1/2053	706,000	702,460
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	40,931
5.30%, 4/1/2033	130,000	127,258
3.25%, 11/1/2051	210,000	135,807
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	28,467
4.50%, 8/15/2041	74,000	62,132
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	349,660
4.85%, 12/1/2048	232,000	198,498
5.50%, 4/15/2053	115,000	110,644
Union Electric Co.
3.90%, 4/1/2052	45,000	35,359
5.45%, 3/15/2053	395,000	388,217
Virginia Electric and Power Co. 5.70%, 8/15/2053	250,000	248,171
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	62,697
5.63%, 2/15/2027 (a)	735,000	707,592
5.00%, 7/31/2027 (a)	420,000	395,014
4.38%, 5/1/2029 (a)	275,000	242,468
4.30%, 7/15/2029 (a)	90,000	79,834
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	60,172
		29,978,468
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 3/15/2033	200,000	188,569
EnerSys 4.38%, 12/15/2027 (a)	65,000	59,475
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	68,000	67,633
6.05%, 4/15/2028 (a)	135,000	133,570
6.30%, 2/15/2030 (a)	57,000	56,749
6.40%, 4/15/2033 (a)	79,000	78,259
Sensata Technologies BV
5.00%, 10/1/2025 (a)	40,000	38,984
4.00%, 4/15/2029 (a)	250,000	219,579
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	365,000	327,683
		1,170,501
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	16,052
Coherent Corp. 5.00%, 12/15/2029 (a)	465,000	413,013
Corning, Inc. 3.90%, 11/15/2049	75,000	56,316
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	255,000	225,765
		711,146
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	155,000	152,388
Baker Hughes Holdings LLC 2.06%, 12/15/2026	70,000	63,316
Halliburton Co. 3.80%, 11/15/2025	12,000	11,702
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	225,000	219,578
Oceaneering International, Inc. 4.65%, 11/15/2024	390,000	381,849
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	335,000	332,069
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	202,932
Transocean, Inc. 8.75%, 2/15/2030 (a)	223,250	228,388
USA Compression Partners LP 6.88%, 4/1/2026	255,000	252,136
		1,844,358
Entertainment — 0.6%
Activision Blizzard, Inc.
1.35%, 9/15/2030	230,000	183,750
2.50%, 9/15/2050	259,000	164,698
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	79,000	79,798
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
5.88%, 3/15/2026 (a)	295,000	283,204
5.25%, 7/15/2028 (a)	40,000	35,530
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,940
6.50%, 5/15/2027 (a)	735,000	735,570
4.75%, 10/15/2027 (a)	365,000	340,034
Netflix, Inc. 5.38%, 11/15/2029 (a)	88,000	87,513
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	115,000	108,976
Walt Disney Co. (The)
3.80%, 3/22/2030	650,000	608,662
3.50%, 5/13/2040	350,000	280,650
5.40%, 10/1/2043	840,000	836,642
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	2,954,441
4.28%, 3/15/2032	1,290,000	1,138,347
5.05%, 3/15/2042	1,500,000	1,233,048
5.14%, 3/15/2052	80,000	63,769
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	86,780
		9,223,352
Financial Services — 0.3%
Block, Inc.
2.75%, 6/1/2026	309,000	280,991
3.50%, 6/1/2031	430,000	352,585
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	213,292
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	195,000	157,411
Fiserv, Inc. 3.20%, 7/1/2026	170,000	160,245
Global Payments, Inc.
3.20%, 8/15/2029	160,000	139,285
2.90%, 5/15/2030	40,000	33,790
2.90%, 11/15/2031	75,000	61,451
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	400,000	345,571
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	475,000	452,437
PayPal Holdings, Inc. 5.05%, 6/1/2052	100,000	96,827
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	530,000	471,037
3.63%, 3/1/2029 (a)	410,000	348,964
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	350,000	250,927
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
3.63%, 8/21/2042	200,000	160,697
3.75%, 9/12/2046	141,000	110,911
3.13%, 11/7/2049	25,000	17,430
3.00%, 11/26/2051	200,000	133,885
Visa, Inc. 2.70%, 4/15/2040	300,000	223,425
		4,011,161
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	322,014
Campbell Soup Co. 4.15%, 3/15/2028	170,000	161,850
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	129,186
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	48,616
6.00%, 6/15/2030 (a)	315,000	307,861
General Mills, Inc. 4.15%, 2/15/2043	200,000	165,177
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	285,000	250,640
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	62,302
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	82,000	80,139
5.50%, 12/15/2029 (a)	635,000	587,409
		2,115,194
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	168,000	164,877
5.88%, 8/20/2026	10,000	9,487
5.75%, 5/20/2027	80,000	73,977
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	50,744
5.75%, 10/15/2052	35,000	36,469
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	31,883
CenterPoint Energy Resources Corp. 5.40%, 3/1/2033	420,000	420,153
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	88,185
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	28,060
Southwest Gas Corp. 4.05%, 3/15/2032	480,000	430,210
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	270,000	237,595
		1,571,640
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	440,000	420,104
4.75%, 4/1/2028 (a)	95,000	86,397
5.38%, 3/1/2029 (a)	55,000	50,557
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	78,000	59,685
3.05%, 2/15/2051	155,000	105,984
5.20%, 4/15/2054	850,000	836,327
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	989,901
3.10%, 12/2/2051	250,000	169,708
CSX Corp.
3.25%, 6/1/2027	20,000	18,823
4.50%, 11/15/2052	100,000	86,950
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	255,002
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	520,000	470,803
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	40,109
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	41,413
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	400,000	382,964
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	155,000	156,496
7.50%, 9/15/2027 (a)	435,000	444,158
Union Pacific Corp.
2.40%, 2/5/2030	200,000	172,149
4.95%, 5/15/2053	120,000	115,240
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	240,000	244,022
XPO, Inc.
6.25%, 6/1/2028 (a)	115,000	112,686
7.13%, 6/1/2031 (a)	405,000	407,153
		5,666,631
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	287,902
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	426,000	395,449
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	189,629
Boston Scientific Corp. 6.50%, 11/15/2035 (i)	700,000	759,791
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	198,372
Hologic, Inc. 3.25%, 2/15/2029 (a)	115,000	99,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Medline Borrower LP
3.88%, 4/1/2029 (a)	880,000	768,218
5.25%, 10/1/2029 (a)	55,000	48,841
Teleflex, Inc. 4.25%, 6/1/2028 (a)	85,000	78,083
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	64,000	63,680
		2,889,852
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	411,000	389,361
5.00%, 4/15/2029 (a)	175,000	160,997
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	69,453
Aetna, Inc.
4.13%, 11/15/2042	70,000	55,558
4.75%, 3/15/2044	200,000	172,241
3.88%, 8/15/2047	735,000	551,447
Centene Corp. 4.63%, 12/15/2029	916,000	842,262
Cigna Group (The) 2.38%, 3/15/2031	135,000	111,094
CommonSpirit Health
1.55%, 10/1/2025	13,000	11,962
2.78%, 10/1/2030	13,000	10,919
3.91%, 10/1/2050	15,000	11,274
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	255,000	248,920
5.63%, 3/15/2027 (a)	735,000	646,759
4.75%, 2/15/2031 (a)	85,000	63,325
CVS Health Corp.
4.30%, 3/25/2028	237,000	227,629
5.13%, 2/21/2030	100,000	98,497
5.25%, 1/30/2031	145,000	143,283
5.25%, 2/21/2033	70,000	68,455
5.30%, 6/1/2033	500,000	489,701
4.78%, 3/25/2038	290,000	259,712
2.70%, 8/21/2040	50,000	33,580
DaVita, Inc. 4.63%, 6/1/2030 (a)	815,000	699,069
Encompass Health Corp.
4.50%, 2/1/2028	180,000	167,199
4.75%, 2/1/2030	675,000	614,819
4.63%, 4/1/2031	75,000	65,770
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	20,000	575
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	33,995
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
5.25%, 6/15/2026	570,000	563,073
5.38%, 9/1/2026	155,000	153,876
4.50%, 2/15/2027	210,000	203,070
5.63%, 9/1/2028	1,997,000	1,994,384
3.50%, 9/1/2030	37,000	32,317
2.38%, 7/15/2031	1,130,000	892,032
5.50%, 6/15/2047	300,000	273,124
3.50%, 7/15/2051	35,000	23,332
MultiCare Health System 2.80%, 8/15/2050	10,000	6,008
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	6,878
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,790
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	87,085
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	580,000	491,550
Quest Diagnostics, Inc. 2.95%, 6/30/2030	55,000	47,762
Tenet Healthcare Corp.
4.88%, 1/1/2026	260,000	252,039
5.13%, 11/1/2027	510,000	484,926
4.63%, 6/15/2028	1,040,000	957,651
4.25%, 6/1/2029	2,193,000	1,957,925
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	86,300
4.63%, 11/15/2041	232,000	212,588
3.25%, 5/15/2051	485,000	344,437
5.88%, 2/15/2053	254,000	271,654
5.05%, 4/15/2053	900,000	859,085
		16,451,742
Health Care REITs — 0.0% ^
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	54,683
3.00%, 1/15/2030	87,000	75,281
Sabra Health Care LP 3.20%, 12/1/2031	120,000	91,656
		221,620
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	192,518
6.50%, 5/15/2030 (a)	200,000	201,070
		393,588
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	362,597
7.25%, 7/15/2028 (a)	345,000	346,724
		709,321
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	49,630
3.88%, 1/15/2028 (a)	257,000	233,753
4.00%, 10/15/2030 (a)	290,000	245,674
Boyd Gaming Corp. 4.75%, 12/1/2027	403,000	377,289
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	327,000	295,120
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	615,000	610,226
8.13%, 7/1/2027 (a)	285,000	289,370
Carnival Corp.
5.75%, 3/1/2027 (a)	310,000	291,745
9.88%, 8/1/2027 (a)	110,000	116,272
4.00%, 8/1/2028 (a)	810,000	724,794
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	385,000	418,720
Cedar Fair LP
6.50%, 10/1/2028	668,000	645,767
5.25%, 7/15/2029	250,000	225,043
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,728
5.75%, 5/1/2028 (a)	285,000	279,628
3.75%, 5/1/2029 (a)	345,000	303,944
4.88%, 1/15/2030	290,000	270,544
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	198,031
Las Vegas Sands Corp. 2.90%, 6/25/2025	205,000	193,595
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	170,000	143,653
McDonald's Corp. 5.45%, 8/14/2053	430,000	430,286
MGM Resorts International
6.75%, 5/1/2025	130,000	130,216
5.50%, 4/15/2027	521,000	497,769
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	4,000	4,224
11.63%, 8/15/2027 (a)	200,000	217,925
8.25%, 1/15/2029 (a)	502,000	522,843
9.25%, 1/15/2029 (a)	762,000	812,175
Sands China Ltd. (Macau)
5.38%, 8/8/2025 (i)	400,000	386,670
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.30%, 1/8/2026 (i)	250,000	234,062
2.80%, 3/8/2027 (i)	200,000	173,250
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	253,000	252,936
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,509
Station Casinos LLC 4.50%, 2/15/2028 (a)	535,000	478,825
Travel + Leisure Co. 5.65%, 4/1/2024 (i)	25,000	24,821
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	139,000	138,512
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	75,000	74,091
5.25%, 5/15/2027 (a)	125,000	118,315
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	200,000	175,250
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,000,000	895,206
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	215,000	197,986
4.63%, 1/31/2032	585,000	523,423
		12,229,820
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	210,000	203,232
Lennar Corp. 4.50%, 4/30/2024	6,000	5,952
MDC Holdings, Inc.
3.85%, 1/15/2030	30,000	25,941
2.50%, 1/15/2031	116,000	89,971
Newell Brands, Inc.
4.70%, 4/1/2026 (i)	595,000	570,073
6.63%, 9/15/2029	540,000	534,418
5.87%, 4/1/2036 (i)	310,000	275,538
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	675,000	579,812
		2,284,937
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	135,707
4.13%, 10/15/2030	165,000	142,013
Colgate-Palmolive Co. 3.70%, 8/1/2047	100,000	83,550
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	405,000	357,593
4.38%, 3/31/2029 (a)	275,000	235,535
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Products — continued
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	300,000	275,129
5.50%, 7/15/2030 (a)	320,000	297,668
		1,527,195
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	338,000	331,637
4.50%, 2/15/2028 (a)	260,000	240,689
5.13%, 3/15/2028 (a)	55,000	50,109
Constellation Energy Generation LLC
3.25%, 6/1/2025	187,000	178,990
5.80%, 3/1/2033	240,000	244,482
6.25%, 10/1/2039	85,000	86,077
5.75%, 10/1/2041	120,000	114,405
5.60%, 6/15/2042	215,000	202,683
		1,449,072
Industrial REITs — 0.1%
Prologis LP
1.75%, 7/1/2030	149,000	118,968
4.75%, 6/15/2033	640,000	613,350
		732,318
Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.20%, 3/11/2025 (a)	200,000	193,118
Alleghany Corp. 3.25%, 8/15/2051	50,000	34,940
Aon Corp. 5.35%, 2/28/2033	165,000	164,734
Athene Global Funding
1.45%, 1/8/2026 (a)	20,000	17,828
2.95%, 11/12/2026 (a)	44,000	39,779
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	60,000	40,339
2.50%, 1/15/2051	200,000	124,581
3.85%, 3/15/2052	445,000	354,495
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	21,915
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	8,892
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	17,122
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	40,799
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	155,000	152,997
MetLife, Inc.
4.13%, 8/13/2042	79,000	65,485
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
5.00%, 7/15/2052	350,000	320,006
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	880,000	860,416
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	46,672
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	50,000	39,889
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	135,000	135,459
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (d)	27,000	20,204
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	176,281
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	41,189
Progressive Corp. (The)
3.00%, 3/15/2032	200,000	173,798
4.35%, 4/25/2044	42,000	35,342
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	30,473
3.91%, 12/7/2047	250,000	193,854
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	420,000	339,843
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	16,000	15,906
W R Berkley Corp. 3.55%, 3/30/2052	45,000	30,683
		3,737,039
Interactive Media & Services — 0.1%
Alphabet, Inc. 2.05%, 8/15/2050	200,000	119,718
Meta Platforms, Inc.
4.60%, 5/15/2028	500,000	495,633
4.80%, 5/15/2030	210,000	209,160
5.60%, 5/15/2053	205,000	205,843
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	175,000	174,583
		1,204,937
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	310,000	269,653
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	112,262
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	410,000	383,330
Twilio, Inc. 3.63%, 3/15/2029	290,000	248,801
		1,014,046
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	15,000	13,602
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	120,000	105,916
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	180,000	179,550
Thermo Fisher Scientific, Inc.
4.98%, 8/10/2030	500,000	498,793
5.09%, 8/10/2033	585,000	587,995
		1,372,254
Machinery — 0.2%
Caterpillar, Inc.
4.30%, 5/15/2044	278,000	249,071
3.25%, 4/9/2050	200,000	151,463
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	720,000	737,744
Deere & Co. 3.90%, 6/9/2042	120,000	105,443
Hillenbrand, Inc. 3.75%, 3/1/2031	289,000	242,687
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,907
Otis Worldwide Corp.
2.06%, 4/5/2025	190,000	180,038
5.25%, 8/16/2028	450,000	452,913
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	86,559
4.25%, 9/15/2027	300,000	291,022
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	5,819
Terex Corp. 5.00%, 5/15/2029 (a)	275,000	252,491
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	250,000	234,350
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	200,000	203,487
Xylem, Inc. 1.95%, 1/30/2028	30,000	26,319
		3,232,313
Media — 1.4%
Charter Communications Operating LLC
2.25%, 1/15/2029	665,000	552,424
2.30%, 2/1/2032	1,250,000	943,357
3.50%, 6/1/2041	85,000	56,335
3.50%, 3/1/2042	575,000	375,909
3.70%, 4/1/2051	40,000	24,857
3.90%, 6/1/2052	95,000	60,787
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	867,000	776,522
Comcast Corp.
2.65%, 2/1/2030	230,000	200,007
4.25%, 10/15/2030	1,344,000	1,278,690
1.95%, 1/15/2031	80,000	64,685
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
1.50%, 2/15/2031	450,000	352,097
5.50%, 11/15/2032	210,000	215,458
3.90%, 3/1/2038	95,000	81,049
3.25%, 11/1/2039	313,000	241,039
4.00%, 3/1/2048	45,000	36,212
2.89%, 11/1/2051	1,520,000	974,702
2.45%, 8/15/2052	110,000	64,376
5.35%, 5/15/2053	1,690,000	1,653,785
2.94%, 11/1/2056	2,598,000	1,616,675
CSC Holdings LLC
5.25%, 6/1/2024	397,000	376,583
5.38%, 2/1/2028 (a)	470,000	385,291
6.50%, 2/1/2029 (a)	825,000	681,993
4.50%, 11/15/2031 (a)	200,000	142,213
Directv Financing LLC 5.88%, 8/15/2027 (a)	556,000	492,737
Discovery Communications LLC 4.00%, 9/15/2055	45,000	29,348
DISH DBS Corp.
5.88%, 11/15/2024	916,000	851,988
5.25%, 12/1/2026 (a)	175,000	147,515
DISH Network Corp. 11.75%, 11/15/2027 (a)	755,000	766,054
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	235,000	201,583
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	94,250
Gray Television, Inc.
7.00%, 5/15/2027 (a)	155,000	139,122
4.75%, 10/15/2030 (a)	100,000	69,823
iHeartCommunications, Inc.
6.38%, 5/1/2026	495,000	431,892
8.38%, 5/1/2027	25,000	17,311
5.25%, 8/15/2027 (a)	260,000	205,589
Lamar Media Corp.
3.75%, 2/15/2028	215,000	195,306
4.00%, 2/15/2030	305,000	266,875
News Corp. 3.88%, 5/15/2029 (a)	450,000	395,185
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	515,000	484,071
4.75%, 11/1/2028 (a)	285,000	250,005
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	24,562
5.00%, 8/15/2027 (a)	181,000	163,805
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Paramount Global
3.70%, 6/1/2028	200,000	179,192
4.95%, 1/15/2031	50,000	44,599
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	216,767
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	92,918
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	96,666
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	101,704
4.00%, 7/15/2028 (a)	1,810,000	1,567,317
5.50%, 7/1/2029 (a)	160,000	144,041
4.13%, 7/1/2030 (a)	485,000	395,387
Stagwell Global LLC 5.63%, 8/15/2029 (a)	395,000	329,879
TEGNA, Inc.
4.63%, 3/15/2028	415,000	370,663
5.00%, 9/15/2029	340,000	299,200
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	260,000	251,711
4.50%, 5/1/2029 (a)	280,000	241,006
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	36,721
5.13%, 4/15/2027 (a)	215,000	205,862
		20,955,700
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	193,187
6.13%, 5/15/2028 (a)	200,000	197,672
ATI, Inc. 5.88%, 12/1/2027	460,000	447,350
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	98,673
Big River Steel LLC 6.63%, 1/31/2029 (a)	290,000	288,309
Carpenter Technology Corp. 6.38%, 7/15/2028	240,000	234,481
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	125,000	125,039
5.88%, 6/1/2027	430,000	414,097
4.63%, 3/1/2029 (a)	310,000	274,850
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	100,000	92,259
5.88%, 4/15/2030 (a)	135,000	125,273
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	97,000	88,040
4.63%, 8/1/2030	300,000	277,453
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.40%, 11/14/2034	183,000	173,417
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	290,000	287,473
3.88%, 10/27/2027 (a)	40,000	37,448
2.50%, 9/1/2030 (a)	37,000	30,094
2.85%, 4/27/2031 (a)	435,000	354,545
2.63%, 9/23/2031 (a)	102,000	81,180
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	205,000	181,287
Novelis Corp. 4.75%, 1/30/2030 (a)	255,000	228,210
Nucor Corp. 2.98%, 12/15/2055	50,000	30,491
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,642
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	316,563
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	20,000	17,469
United States Steel Corp. 6.88%, 3/1/2029	147,000	146,434
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	17,484
		4,778,420
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	950,602
Multi-Utilities — 0.3%
Ameren Corp.
1.95%, 3/15/2027	20,000	17,979
3.50%, 1/15/2031	291,000	256,862
Ameren Illinois Co. 4.95%, 6/1/2033	750,000	734,567
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	194,000	178,347
2.85%, 5/15/2051	40,000	24,770
4.60%, 5/1/2053	20,000	16,479
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	193,470
Series A, 4.13%, 5/15/2049	41,000	32,447
Consumers Energy Co. 4.63%, 5/15/2033	205,000	198,764
DTE Energy Co. 4.88%, 6/1/2028	500,000	488,904
NiSource, Inc. 5.25%, 3/30/2028	275,000	273,847
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	47,886
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	133,472
5.45%, 6/1/2053	30,000	29,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	346,452
2.95%, 8/15/2051	170,000	110,958
5.35%, 4/1/2053	200,000	193,714
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	100,000	80,095
Series 21A, 3.15%, 9/30/2051	460,000	297,263
		3,655,586
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	39,108
5.15%, 4/15/2053	30,000	26,714
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	84,897
		150,719
Oil, Gas & Consumable Fuels — 2.6%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	206,241
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	390,000	396,781
5.75%, 3/1/2027 (a)	110,000	106,614
5.75%, 1/15/2028 (a)	395,000	378,244
Antero Resources Corp.
7.63%, 2/1/2029 (a)	478,000	489,858
5.38%, 3/1/2030 (a)	125,000	116,872
Apache Corp. 4.38%, 10/15/2028	179,000	164,977
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	310,000	317,255
8.50%, 4/30/2030 (a)	319,000	323,449
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	195,000	191,647
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	99,427
1.75%, 8/10/2030	730,000	591,595
2.72%, 1/12/2032	557,000	466,198
4.81%, 2/13/2033	3,360,000	3,252,266
4.89%, 9/11/2033	350,000	340,502
3.00%, 2/24/2050	174,000	115,914
2.77%, 11/10/2050	55,000	34,683
2.94%, 6/4/2051	67,000	43,744
3.00%, 3/17/2052	695,000	456,064
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	85,000	81,324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	155,000	140,370
Buckeye Partners LP
3.95%, 12/1/2026	540,000	498,074
4.13%, 12/1/2027	175,000	159,126
California Resources Corp. 7.13%, 2/1/2026 (a)	325,000	325,835
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,085
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	200,000	199,320
Cheniere Energy Partners LP
4.50%, 10/1/2029	319,000	294,340
4.00%, 3/1/2031	135,000	119,185
3.25%, 1/31/2032	240,000	198,319
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	370,000	354,117
6.75%, 4/15/2029 (a)	115,000	114,163
Chevron Corp. 2.00%, 5/11/2027	171,000	155,030
Chord Energy Corp. 6.38%, 6/1/2026 (a)	260,000	256,261
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	298,700
8.75%, 7/1/2031 (a)	517,000	535,095
CNX Resources Corp. 7.25%, 3/14/2027 (a)	182,000	181,814
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	360,000	363,690
6.50%, 8/15/2043 (a)	210,000	212,855
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	570,000	533,336
5.88%, 1/15/2030 (a)	35,000	30,913
ConocoPhillips Co.
5.05%, 9/15/2033	600,000	596,283
3.80%, 3/15/2052	300,000	230,999
5.55%, 3/15/2054	780,000	781,927
4.03%, 3/15/2062	233,000	178,263
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	28,523
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	378,000	372,375
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Crestwood Midstream Partners LP
5.75%, 4/1/2025	100,000	99,153
5.63%, 5/1/2027 (a)	295,000	286,150
8.00%, 4/1/2029 (a)	215,000	222,163
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	360,000	318,931
4.38%, 6/15/2031 (a)	180,000	155,828
4.30%, 4/15/2032 (a)	80,000	69,996
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	235,000	222,827
Energy Transfer LP
4.15%, 9/15/2029	1,150,000	1,057,541
5.75%, 2/15/2033	120,000	119,308
5.80%, 6/15/2038	100,000	94,790
5.35%, 5/15/2045	45,000	38,460
EnLink Midstream LLC 5.38%, 6/1/2029	250,000	238,351
EnLink Midstream Partners LP
4.85%, 7/15/2026	280,000	268,800
5.60%, 4/1/2044	9,000	7,674
Enterprise Products Operating LLC
2.80%, 1/31/2030	237,000	205,389
5.35%, 1/31/2033	110,000	110,613
3.30%, 2/15/2053	30,000	20,515
EQM Midstream Partners LP
4.13%, 12/1/2026	420,000	394,316
7.50%, 6/1/2027 (a)	160,000	161,490
6.50%, 7/1/2027 (a)	405,000	402,437
5.50%, 7/15/2028	365,000	348,715
4.50%, 1/15/2029 (a)	215,000	195,346
4.75%, 1/15/2031 (a)	335,000	296,032
Exxon Mobil Corp.
4.23%, 3/19/2040	400,000	357,496
3.10%, 8/16/2049	220,000	154,755
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	64,000	50,665
4.32%, 12/30/2039 (a)	20,000	14,308
Genesis Energy LP
6.25%, 5/15/2026	275,000	266,538
8.00%, 1/15/2027	265,000	261,245
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	43,952
2.60%, 10/15/2025 (a)	112,000	103,570
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	485,000	492,532
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	102,746
5.50%, 10/15/2030 (a)	275,000	257,447
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	839,000	778,173
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	240,000	238,744
Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	47,213
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	555,000	537,523
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	410,792
MPLX LP
2.65%, 8/15/2030	70,000	58,095
4.95%, 3/14/2052	55,000	45,324
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	215,000	214,049
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	8,203
NuStar Logistics LP
5.75%, 10/1/2025	250,000	245,161
5.63%, 4/28/2027	395,000	383,249
Occidental Petroleum Corp.
8.88%, 7/15/2030	150,000	171,968
6.63%, 9/1/2030	385,000	397,441
Permian Resources Operating LLC 5.38%, 1/15/2026 (a)	315,000	303,934
Pioneer Natural Resources Co. 1.13%, 1/15/2026	50,000	45,325
Range Resources Corp.
4.88%, 5/15/2025	45,000	43,988
8.25%, 1/15/2029	615,000	638,462
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	363,163
4.95%, 7/15/2029 (a)	170,000	155,598
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	89,707
5.88%, 6/30/2026	420,000	421,947
5.00%, 3/15/2027	1,225,000	1,204,273
4.50%, 5/15/2030	894,000	841,301
SM Energy Co.
6.75%, 9/15/2026	250,000	248,950
6.63%, 1/15/2027	375,000	370,313
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	2,000	1,981
8.38%, 9/15/2028	305,000	317,459
5.38%, 2/1/2029	320,000	303,609
5.38%, 3/15/2030	370,000	346,389
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	12,068
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (i)	185,000	178,525
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	86,690
Sunoco LP
6.00%, 4/15/2027	185,000	183,066
5.88%, 3/15/2028	100,000	97,130
4.50%, 5/15/2029	180,000	162,783
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	45,274
6.00%, 3/1/2027 (a)	395,000	378,505
5.50%, 1/15/2028 (a)	55,000	51,082
6.00%, 12/31/2030 (a)	280,000	250,486
6.00%, 9/1/2031 (a)	40,000	35,525
Targa Resources Corp. 5.20%, 7/1/2027	31,000	30,692
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	234,000	174,178
3.13%, 5/29/2050	80,000	55,297
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	48,000	42,145
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,261
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	493,063
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	1,620,000	1,634,165
Vital Energy, Inc. 9.50%, 1/15/2025	255,000	256,275
Williams Cos., Inc. (The)
2.60%, 3/15/2031	1,525,000	1,251,530
5.40%, 3/4/2044	50,000	45,070
		37,506,876
Passenger Airlines — 0.3%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	345,000	377,617
5.50%, 4/20/2026 (a)	508,750	499,228
7.25%, 2/15/2028 (a)	225,000	221,022
5.75%, 4/20/2029 (a)	1,375,000	1,315,024
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	26,881	26,220
Delta Air Lines, Inc.
7.38%, 1/15/2026	105,000	108,029
4.38%, 4/19/2028	140,000	132,230
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	452,000	450,423
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	19,859
4.88%, 1/15/2025	16,000	15,609
United Airlines, Inc. 4.63%, 4/15/2029 (a)	695,000	617,960
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	270,000	249,156
		4,032,377
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	295,000	278,037
4.13%, 4/1/2029 (a)	70,000	60,665
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	258,000	222,645
Kenvue, Inc.
4.90%, 3/22/2033 (a)	1,960,000	1,949,115
5.10%, 3/22/2043 (a)	300,000	294,256
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	265,000	250,440
		3,055,158
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom)
4.90%, 3/3/2030	1,130,000	1,124,035
4.88%, 3/3/2033	500,000	500,149
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	180,000	143,168
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	238,220
8.50%, 1/31/2027 (a)	88,000	48,950
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,047,000	942,886
5.75%, 8/15/2027 (a)	30,000	18,782
5.00%, 1/30/2028 (a)	30,000	13,036
4.88%, 6/1/2028 (a)	280,000	166,150
5.00%, 2/15/2029 (a)	175,000	72,625
Bayer US Finance II LLC (Germany) 3.38%, 7/15/2024 (a)	70,000	68,467
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	329,000	290,567
2.35%, 11/13/2040	480,000	324,315
3.70%, 3/15/2052	260,000	199,956
Catalent Pharma Solutions, Inc. 3.13%, 2/15/2029 (a)	225,000	189,356
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	215,000	212,044
Eli Lilly & Co.
2.25%, 5/15/2050	70,000	43,206
4.95%, 2/27/2063	450,000	439,577
Jazz Securities DAC 4.38%, 1/15/2029 (a)	400,000	358,375
Merck & Co., Inc.
2.75%, 12/10/2051	170,000	111,560
5.00%, 5/17/2053	235,000	229,529
5.15%, 5/17/2063	105,000	102,493
Organon & Co.
4.13%, 4/30/2028 (a)	400,000	361,985
5.13%, 4/30/2031 (a)	400,000	340,801
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	380,000	373,940
5.30%, 5/19/2053	315,000	315,115
5.34%, 5/19/2063	315,000	310,377
Pfizer, Inc. 4.40%, 5/15/2044	500,000	455,235
Royalty Pharma plc 1.20%, 9/2/2025	166,000	151,211
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	145,000	136,200
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	991,962
3.03%, 7/9/2040	400,000	290,733
Zoetis, Inc.
2.00%, 5/15/2030	245,000	201,682
5.60%, 11/16/2032	64,000	66,025
4.70%, 2/1/2043	1,230,000	1,115,134
		10,947,846
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	60,264
Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	75,200
		135,464
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	29,918
Camden Property Trust 3.15%, 7/1/2029	130,000	116,836
ERP Operating LP 3.25%, 8/1/2027	31,000	28,616
Essex Portfolio LP 2.65%, 3/15/2032	45,000	35,846
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	95,062
UDR, Inc. 2.10%, 8/1/2032	45,000	33,754
		340,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	36,384
5.60%, 10/15/2033	100,000	97,992
Realty Income Corp.
4.13%, 10/15/2026	44,000	42,522
3.25%, 1/15/2031	9,000	7,783
Regency Centers LP 3.70%, 6/15/2030	135,000	121,010
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150,000	144,841
		450,532
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	485,000	484,699
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	250,000	229,200
Analog Devices, Inc.
3.50%, 12/5/2026	25,000	23,937
2.95%, 10/1/2051	107,000	71,909
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	490,000	469,232
Entegris, Inc. 3.63%, 5/1/2029 (a)	180,000	154,706
Intel Corp.
5.20%, 2/10/2033	400,000	399,675
5.63%, 2/10/2043	550,000	547,424
5.70%, 2/10/2053	85,000	84,175
KLA Corp.
4.65%, 7/15/2032	280,000	275,134
5.00%, 3/15/2049	100,000	94,445
3.30%, 3/1/2050	280,000	201,240
Marvell Technology, Inc. 2.95%, 4/15/2031	85,000	70,925
Microchip Technology, Inc. 0.97%, 2/15/2024	25,000	24,425
NVIDIA Corp.
2.00%, 6/15/2031	455,000	376,945
3.50%, 4/1/2040	100,000	83,240
NXP BV (China)
3.25%, 5/11/2041	270,000	191,789
3.13%, 2/15/2042	330,000	225,908
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	555,000	494,050
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	52,893
4.50%, 5/20/2052	235,000	205,087
Synaptics, Inc. 4.00%, 6/15/2029 (a)	295,000	250,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc. 5.05%, 5/18/2063	221,000	211,737
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	793,267
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	323,452
Xilinx, Inc. 2.38%, 6/1/2030	239,000	204,392
		6,544,837
Software — 0.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	220,000	202,926
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	229,099
Microsoft Corp.
2.92%, 3/17/2052	490,000	347,473
2.68%, 6/1/2060	250,000	160,812
NCR Corp.
5.75%, 9/1/2027 (a)	115,000	116,112
5.00%, 10/1/2028 (a)	680,000	624,101
5.13%, 4/15/2029 (a)	270,000	245,549
6.13%, 9/1/2029 (a)	161,000	165,819
Oracle Corp.
2.65%, 7/15/2026	583,000	541,470
2.30%, 3/25/2028	15,000	13,200
4.90%, 2/6/2033	1,245,000	1,189,277
3.80%, 11/15/2037	150,000	120,966
3.65%, 3/25/2041	115,000	86,824
3.95%, 3/25/2051	375,000	274,080
5.55%, 2/6/2053	150,000	139,438
4.38%, 5/15/2055	55,000	42,256
RingCentral, Inc. 8.50%, 8/15/2030 (a)	170,000	167,450
Roper Technologies, Inc. 1.75%, 2/15/2031	355,000	278,652
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	570,000	548,739
VMware, Inc. 4.65%, 5/15/2027	105,000	102,070
Workday, Inc. 3.70%, 4/1/2029	172,000	158,932
		5,755,245
Specialized REITs — 0.3%
American Tower Corp.
1.45%, 9/15/2026	85,000	75,316
2.95%, 1/15/2051	25,000	15,132
Crown Castle, Inc.
2.90%, 3/15/2027	270,000	247,850
5.10%, 5/1/2033	2,000,000	1,924,577
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
Equinix, Inc. 3.90%, 4/15/2032	80,000	71,203
Extra Space Storage LP 2.20%, 10/15/2030	88,000	70,211
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	315,000	296,550
5.00%, 7/15/2028 (a)	610,000	564,898
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	72,805
5.10%, 8/1/2033	304,000	301,417
SBA Communications Corp. 3.13%, 2/1/2029	930,000	796,256
		4,436,215
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	270,931
4.63%, 11/15/2029 (a)	300,000	264,655
AutoZone, Inc. 1.65%, 1/15/2031	150,000	116,494
Bath & Body Works, Inc.
5.25%, 2/1/2028	175,000	167,901
7.50%, 6/15/2029	768,000	774,311
6.88%, 11/1/2035	235,000	219,734
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	430,000	327,352
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	300,000	266,370
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	619,322
4.50%, 9/15/2032	350,000	341,821
4.25%, 4/1/2046	301,000	258,081
3.63%, 4/15/2052	150,000	114,219
4.95%, 9/15/2052	206,000	196,370
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	412,106
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	134,979
4.25%, 4/1/2052	465,000	367,856
5.63%, 4/15/2053	585,000	568,141
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	57,489
4.70%, 6/15/2032	90,000	86,053
Penske Automotive Group, Inc. 3.75%, 6/15/2029	494,000	423,888
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,000,000	897,030
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	400,000	341,958
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	410,000	364,909
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	290,000	239,945
10.75%, 4/15/2027 (a)	23,000	12,544
		7,844,459
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.38%, 5/13/2045	429,000	394,929
2.65%, 2/8/2051	650,000	432,139
4.85%, 5/10/2053	490,000	483,510
2.85%, 8/5/2061	750,000	488,251
Dell International LLC 5.30%, 10/1/2029	375,000	370,246
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	132,164
3.13%, 7/15/2029	335,000	253,916
8.25%, 12/15/2029 (a)	924,000	969,277
4.13%, 1/15/2031	114,000	93,110
8.50%, 7/15/2031 (a)	230,000	240,972
9.63%, 12/1/2032 (a)	140,000	155,079
		4,013,593
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	130,000	121,524
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	198,735
		320,259
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	80,000	62,440
3.40%, 2/4/2041	145,000	98,798
3.88%, 9/16/2046	95,000	65,416
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	38,000	35,252
2.26%, 3/25/2028	1,045,000	898,498
4.74%, 3/16/2032	1,000,000	904,128
6.42%, 8/2/2033	1,890,000	1,886,637
4.39%, 8/15/2037	600,000	475,147
4.54%, 8/15/2047	665,000	483,583
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	285,000	288,120
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	44,990
5.75%, 11/17/2032	820,000	831,666
5.38%, 2/15/2033	1,545,000	1,525,631
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
4.38%, 11/15/2041	345,000	285,323
4.13%, 3/4/2043	100,000	79,437
		7,965,066
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	92,000	87,651
1.88%, 8/15/2026	50,000	44,740
Aviation Capital Group LLC 4.13%, 8/1/2025 (a)	110,000	104,775
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	543,290
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	657,754
United Rentals North America, Inc.
4.88%, 1/15/2028	235,000	223,591
5.25%, 1/15/2030	890,000	845,785
3.88%, 2/15/2031	185,000	158,242
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	85,000	85,376
7.25%, 6/15/2028 (a)	935,000	951,582
		3,702,786
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	212,000	172,621
Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	170,056
6.63%, 8/1/2026	215,000	186,513
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	40,000	30,994
Sprint LLC
7.88%, 9/15/2023	8,000	8,003
7.13%, 6/15/2024	30,000	30,238
7.63%, 3/1/2026	296,000	306,812
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,092,137
2.63%, 2/15/2029	28,000	24,246
3.38%, 4/15/2029	3,250,000	2,913,176
2.55%, 2/15/2031	67,000	55,209
5.20%, 1/15/2033	350,000	342,978
5.05%, 7/15/2033	940,000	907,041
		7,067,403
Total Corporate Bonds (Cost $431,098,311)		417,236,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 19.7%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	66,282	64,240
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,445,024
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,100,825
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,515,316
Pool # N31271, 4.50%, 1/1/2036	13,185	12,580
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	937,311	782,868
FHLMC UMBS, 30 Year
Pool # QA5045, 4.00%, 11/1/2049	43,639	40,766
Pool # QB1397, 2.50%, 7/1/2050	2,194,285	1,830,586
Pool # SD8089, 2.50%, 7/1/2050	4,404,367	3,685,820
Pool # QC7968, 2.50%, 10/1/2051	4,269,780	3,543,213
Pool # RA6222, 3.00%, 11/1/2051	3,520,698	3,039,898
Pool # SD2301, 3.50%, 3/1/2052	1,401,958	1,254,386
Pool # SD1464, 3.00%, 5/1/2052	1,047,945	905,078
Pool # SD1303, 4.50%, 7/1/2052	1,593,750	1,515,057
Pool # QE8091, 4.00%, 8/1/2052	1,727,448	1,596,705
Pool # SD1725, 4.00%, 10/1/2052	1,936,373	1,789,813
Pool # QF3433, 5.00%, 11/1/2052	1,955,053	1,903,269
Pool # RA8766, 5.00%, 3/1/2053	1,944,746	1,885,684
Pool # SD3567, 4.50%, 5/1/2053	4,000,000	3,794,644
Pool # RA9669, 5.00%, 8/1/2053	4,000,000	3,878,617
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	324,377	307,487
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	94,535	89,812
Pool # AL4244, 4.00%, 7/1/2042	109,523	104,050
Pool # BM1164, 3.50%, 12/1/2045	76,368	69,585
Pool # MA3073, 4.50%, 7/1/2047	18,105	17,514
Pool # BK4769, 5.00%, 8/1/2048	312,264	308,458
Pool # BN5013, 5.00%, 1/1/2049	110,950	109,586
Pool # BO1073, 4.50%, 6/1/2049	27,767	26,581
Pool # BO3039, 3.00%, 7/1/2049	159,809	139,265
Pool # BN6475, 4.00%, 7/1/2049	7,720	7,231
Pool # BO2562, 4.00%, 7/1/2049	81,231	76,084
Pool # BO4519, 4.00%, 8/1/2049	3,475	3,242
Pool # BO2203, 3.50%, 9/1/2049	233,295	211,549
Pool # FS1186, 3.50%, 1/1/2050	1,724,568	1,565,396
Pool # FM3365, 3.00%, 3/1/2050	3,011,452	2,617,782
Pool # CA5702, 2.50%, 5/1/2050	1,334,637	1,120,442
Pool # CB1411, 3.00%, 8/1/2051	4,005,662	3,471,826
Pool # BU0070, 2.50%, 10/1/2051	928,845	771,592
Pool # FS0009, 3.50%, 11/1/2051	3,175,258	2,843,387
Pool # FM9961, 3.00%, 12/1/2051	458,368	395,333
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2637, 2.50%, 1/1/2052	469,042	389,896
Pool # BV0273, 3.00%, 1/1/2052	296,384	256,771
Pool # CB2670, 3.00%, 1/1/2052	439,137	378,440
Pool # MA4548, 2.50%, 2/1/2052	6,539,154	5,418,457
Pool # BV3930, 3.00%, 2/1/2052	552,586	476,886
Pool # BV0295, 3.50%, 2/1/2052	623,521	570,504
Pool # FS0957, 3.00%, 3/1/2052	272,149	234,500
Pool # FS1954, 3.00%, 3/1/2052	1,787,577	1,565,218
Pool # FS4393, 3.00%, 3/1/2052	3,352,012	2,907,283
Pool # CB3132, 3.50%, 3/1/2052	2,914,437	2,605,045
Pool # BW6017, 3.50%, 5/1/2052	588,477	529,933
Pool # CB3608, 3.50%, 5/1/2052	4,939,288	4,418,115
Pool # FS2588, 4.50%, 8/1/2052	1,625,392	1,545,133
Pool # FS3536, 4.50%, 8/1/2052	1,863,633	1,767,357
Pool # CB4830, 4.50%, 9/1/2052	1,408,485	1,338,507
Pool # FS3829, 4.50%, 9/1/2052	1,369,723	1,302,052
Pool # CB4628, 5.00%, 9/1/2052	2,342,626	2,271,522
Pool # FS2982, 5.00%, 9/1/2052	2,936,739	2,850,100
Pool # CB4837, 5.00%, 10/1/2052	1,481,131	1,446,710
Pool # BX0627, 5.00%, 11/1/2052	1,975,898	1,920,892
Pool # CB5413, 4.00%, 12/1/2052	1,972,700	1,822,114
Pool # CB5428, 4.50%, 12/1/2052	1,977,578	1,877,794
Pool # BX3808, 5.00%, 3/1/2053	988,738	963,859
Pool # BX3811, 5.00%, 3/1/2053	1,608,441	1,560,388
Pool # CB5896, 5.00%, 3/1/2053	1,937,114	1,878,284
Pool # BX3824, 5.50%, 3/1/2053	362,701	358,452
Pool # CB5907, 5.50%, 3/1/2053	1,126,984	1,117,857
Pool # BY4714, 5.00%, 6/1/2053	3,190,970	3,094,153
Pool # BY4776, 5.00%, 7/1/2053	2,995,853	2,904,910
Pool # BY4736, 5.50%, 7/1/2053	2,817,189	2,784,184
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	138,866	132,707
Pool # AM0414, 2.87%, 9/1/2027	394,965	366,853
Pool # AN7560, 2.90%, 12/1/2027	181,276	167,158
Pool # BS8981, 5.04%, 2/1/2029	3,822,000	3,852,844
Pool # BL2367, 3.48%, 5/1/2029	531,617	496,480
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,330,236
Pool # AN6730, 3.01%, 9/1/2029	2,012,358	1,832,215
Pool # BS7011, 4.81%, 9/1/2029	2,981,314	2,946,846
Pool # BS8075, 5.00%, 9/1/2029	1,500,000	1,506,313
Pool # BS1577, 1.82%, 2/1/2030	850,685	713,166
Pool # BS6827, 4.19%, 5/1/2030	909,521	874,139
Pool # BS4878, 2.44%, 6/1/2030	589,442	509,226
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,388,813
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,579,344
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 387898, 3.71%, 8/1/2030	738,711	685,664
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,649,899
Pool # BS5985, 3.99%, 11/1/2030	425,000	401,800
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	3,004,136
Pool # BS8306, 4.52%, 12/1/2030	2,991,100	2,924,073
Pool # BS9296, 4.80%, 12/1/2030	2,505,000	2,486,817
Pool # BL9645, 1.50%, 1/1/2031	100,000	78,794
Pool # BL9627, 1.56%, 1/1/2031	500,000	395,832
Pool # BS1731, 1.82%, 1/1/2031	964,839	790,452
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,180,191
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	945,976
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	777,699
Pool # BS4116, 2.28%, 10/1/2031	769,441	636,830
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,199,190
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,438,872
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	887,312
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	898,288
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,624,559
Pool # BM7037, 1.75%, 3/1/2032 (h)	1,099,323	868,050
Pool # BS4654, 2.39%, 3/1/2032	1,460,464	1,220,479
Pool # BL6367, 1.82%, 4/1/2032	327,966	262,757
Pool # BS5130, 2.55%, 4/1/2032	488,166	414,184
Pool # BS5463, 3.34%, 5/1/2032	1,756,302	1,577,204
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,064,323
Pool # BS5195, 2.80%, 6/1/2032	2,042,650	1,749,702
Pool # BS5875, 3.66%, 6/1/2032	2,122,147	1,933,848
Pool # BS6301, 3.67%, 8/1/2032	945,000	864,865
Pool # BS6385, 3.89%, 8/1/2032	2,462,370	2,298,213
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,447,657
Pool # BS6502, 3.41%, 9/1/2032	2,982,702	2,687,997
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	950,632
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	976,108
Pool # BS6347, 4.03%, 9/1/2032	350,000	324,569
Pool # BS6759, 3.97%, 10/1/2032	896,590	841,778
Pool # BL8708, 1.40%, 11/1/2032	200,000	148,237
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	965,579
Pool # BS6849, 4.23%, 11/1/2032	791,688	757,170
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,267,920
Pool # BS6994, 4.85%, 11/1/2032	661,000	660,383
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,254,878
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,018,732
Pool # BS7663, 4.71%, 1/1/2033	2,000,000	1,976,030
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,159,726
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,333,051
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,879,563
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,904,896
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,675,952
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,949,012
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,481,915
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,952,361
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,912,378
Pool # AN6000, 3.21%, 7/1/2033	959,914	848,603
Pool # AN9725, 3.76%, 7/1/2033	101,109	93,607
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,501,527
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,919,043
Pool # BS8897, IO, 4.55%, 9/1/2033 (j)	3,000,000	3,017,812
Pool # BS9470, 4.45%, 10/1/2033 (j)	3,000,000	2,979,375
Pool # BS4197, 2.14%, 12/1/2033	500,000	399,310
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	908,514
Pool # BL3772, 2.92%, 10/1/2034	681,685	582,997
Pool # BS5018, 2.88%, 10/1/2035	750,000	594,855
Pool # AN7345, 3.21%, 11/1/2037	623,932	542,636
Pool # MA1072, 3.50%, 5/1/2042	9,893	9,043
Pool # BF0533, 2.50%, 11/1/2050	1,220,443	1,021,888
Pool # BF0230, 5.50%, 1/1/2058	389,633	396,870
Pool # BF0300, 4.00%, 8/1/2058 (j)	5,774,972	5,387,496
Pool # BF0400, 4.00%, 8/1/2059	657,956	606,856
Pool # BF0497, 3.00%, 7/1/2060	70,186	58,566
Pool # BF0520, 3.00%, 1/1/2061	3,344,843	2,890,446
Pool # BF0560, 2.50%, 9/1/2061	899,664	723,036
Pool # BF0562, 3.50%, 9/1/2061	873,615	775,396
Pool # BF0583, 4.00%, 12/1/2061	885,091	816,905
Pool # BF0586, 5.00%, 12/1/2061	883,767	859,558
Pool # BF0617, 2.50%, 3/1/2062	3,174,479	2,545,338
Pool # BF0677, 4.00%, 9/1/2062	3,126,295	2,885,444
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 9/25/2053 (j)	1,825,000	1,684,418
TBA, 2.50%, 10/25/2053 (j)	2,143,153	1,777,729
GNMA I, 30 Year
Pool # CO1928, 5.50%, 10/15/2052	1,278,634	1,285,660
Pool # CR2369, 6.00%, 1/15/2053	1,803,482	1,880,997
GNMA II
Pool # CJ7125, ARM, 6.74%, 10/20/2071 (h)	455,490	466,411
Pool # CJ7141, ARM, 6.70%, 11/20/2071 (h)	447,234	456,647
Pool # CE9384, ARM, 6.75%, 11/20/2071 (h)	741,625	759,983
Pool # CE5557, ARM, 6.89%, 11/20/2071 (h)	103,082	106,276
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CK2792, ARM, 6.89%, 3/20/2072 (h)	824,712	851,440
Pool # CO0363, ARM, 7.07%, 7/20/2072 (h)	785,735	820,579
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	33,141	31,600
Pool # BB3525, 4.00%, 9/20/2047	23,728	22,416
Pool # BM2418, 4.00%, 8/20/2049	15,922	15,234
Pool # BN7049, 4.50%, 8/20/2049	136,700	131,695
Pool # BP7160, 4.50%, 9/20/2049	85,672	84,633
Pool # CC9803, 4.00%, 4/20/2051	285,657	266,989
Pool # MA7534, 2.50%, 8/20/2051	4,379,234	3,728,420
Pool # MA7705, 2.50%, 11/20/2051	6,029,214	5,132,984
Pool # CH7863, 3.50%, 12/20/2051	662,553	604,759
Pool # CI2080, 3.50%, 12/20/2051	838,415	744,536
Pool # CH0876, 3.00%, 1/20/2052	109,101	96,343
Pool # CH0877, 3.00%, 1/20/2052	270,317	238,622
Pool # CH0878, 3.00%, 1/20/2052	304,687	268,769
Pool # CJ3916, 3.00%, 1/20/2052	736,279	663,151
Pool # CK2608, 3.00%, 1/20/2052	466,451	410,892
Pool # CK4909, 3.00%, 1/20/2052	96,836	85,302
Pool # CK4916, 3.00%, 1/20/2052	210,830	185,329
Pool # CJ8184, 3.50%, 1/20/2052	608,265	552,196
Pool # CK4918, 3.50%, 1/20/2052	71,225	65,101
Pool # CK7137, 4.00%, 1/20/2052	467,236	428,324
Pool # CK2667, 3.00%, 2/20/2052	604,828	531,668
Pool # CK2672, 3.50%, 2/20/2052	583,097	532,951
Pool # CM2154, 3.00%, 3/20/2052	753,772	661,385
Pool # CM2278, 3.50%, 4/20/2052	848,845	774,793
Pool # CO4826, 5.00%, 6/20/2052	564,176	548,967
Pool # CO4847, 5.00%, 7/20/2052	842,363	819,655
Pool # MA8200, 4.00%, 8/20/2052	1,886,240	1,757,124
Pool # CO1924, 4.50%, 10/20/2052	1,191,646	1,147,264
Pool # CP8517, 4.50%, 10/20/2052	986,866	927,555
Pool # CO1925, 5.00%, 10/20/2052	988,263	981,139
Pool # CS4305, 5.50%, 6/20/2053	2,494,289	2,484,457
Pool # CV0175, 6.50%, 6/20/2053	1,661,166	1,722,079
Pool # CS4391, 5.50%, 7/20/2053	2,996,757	2,984,941
GNMA II, Single Family, 30 Year TBA, 5.50%, 9/15/2053 (j)	11,000,000	10,888,281
Total Mortgage-Backed Securities (Cost $296,389,740)		285,853,595
Asset-Backed Securities — 15.5%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	709,091
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,977,000	1,991,324
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,900,000	2,912,056
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,750,000	1,766,132
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (h)	250,000	240,048
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	372,000	327,775
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (i)	239,118	226,814
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	180,469	164,003
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	47,009	46,929
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	285,928
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	493,562
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,956,656
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (a)	125,000	121,840
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	147,328
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	391,614
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	88,649	85,218
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	468,084
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	375,000	355,062
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	1,904,190
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	320,173
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,500,000	1,365,106
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,734,710
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	385,974
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,000,000	868,236
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	674,727
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	1,904,483
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	1,000,000	869,803
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,085,000	1,781,515
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	206,290	190,432
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	297,837
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	90,676	89,621
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	396,692	374,335
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	2,655,342	2,481,682
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	178,583	161,619
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	415,278	369,548
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	175,033	163,023
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	2,159,095	1,978,230
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	4,591,944	4,369,753
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	2,419,086	2,349,472
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	106,072	105,064
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	43,185	42,883
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	1,955,636
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	708,842
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (h)	401,843	370,593
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	849,789	722,598
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	955,468	753,278
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	793,198
CoreVest American Finance Trust
Series 2019-1, Class E, 5.78%, 3/15/2052 (a) (h)	551,000	508,483
Series 2019-2, Class E, 5.42%, 6/15/2052 (a) (h)	1,043,000	922,370
Series 2019-3, Class E, 4.90%, 10/15/2052 (a) (h)	570,000	487,743
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,040,450
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	715,377
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	979,368
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	995,467
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,690,066
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,482,519
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,703,063
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	220,584
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,724
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	178,147	162,845
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	156,269	141,017
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,270,229
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	736,942
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	494,041
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,372,281
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,428,199
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,593,009
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	386,974	341,809
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	138,205	121,715
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	308,357	306,481
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	957,140
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	998,941
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,013,710
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,337,320
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,226,882
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	954,422
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,142,836
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	136,309	131,466
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	983,650	973,613
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,117,670
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,043,943
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	1,500,000	1,368,623
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	910,528
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	511,945
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,133,384
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	1,500,000	1,340,439
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	430,371
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	600,000	519,154
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	547,073
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	698,849
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (a)	2,000,000	1,807,160
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	438,108
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	261,584
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	464,668
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	525,580
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (h)	900,000	698,267
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	2,000,000	1,870,612
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	538,592
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	945,656
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,091,841	1,009,524
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	282,080
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,347,223
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	536,000	465,330
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	2,000,000	1,933,644
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	106,594	105,102
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	700,000	649,976
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	500,000	498,019
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	1,000,000	1,017,965
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	865,356
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,785,926
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,362,148
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	750,000	723,140
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	1,986,249
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,599,458
GLS Auto Select Receivables Trust Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	3,000,000	2,993,844
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,404,013
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.81%, 4/20/2037 (a) (h)	1,000,000	972,590
Series 2022-FL3, Class E, 9.51%, 4/20/2037 (a) (h)	663,500	636,618
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	269,072	254,521
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	473,369	463,800
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	176,187	172,105
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	75,106	69,449
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	337,977	311,475
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	557,113	525,040
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	956,234	877,728
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,182,237
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,354,850
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	819,801
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	870,000	678,377
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000,000	838,523
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	543,431
LP LMS Asset Securitization Trust
6.17%, 10/15/2028 ‡	550,000	543,015
Series 2023-1A, Class B, 7.48%, 10/17/2033 ‡ (a)	1,500,000	1,406,476
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	1,049,339	1,042,964
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,500,000	1,417,035
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	1,859,039
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	351,000	295,528
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	650,000	651,202
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	3,000,000	3,000,057
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	982,041
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	373,868
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	2,584,000	2,594,917
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	105,879	99,789
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	1,058,793	1,015,126
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	50,109	46,413
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	2,733,403	2,672,870
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	799,298	799,176
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,940,695	1,912,246
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	29,827	28,075
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,867,335	1,792,093
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	300,895
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	363,651
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	801,823
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 (a)	600,000	573,228
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	163,177	152,152
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	632,958	576,081
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	178,381	162,219
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,573,085	2,321,140
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,082,413	1,933,723
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	350,000	338,833
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,368,504
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	1,993,173
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	945,731
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	1,118,197	1,073,163
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	265,572	255,806
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	1,500,000	1,502,057
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,912,000	1,955,043
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	400,000	362,702
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	100,000	92,231
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	719,612
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,663,000	3,332,696
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 (a)	441,319	436,079
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 7.08%, 4/14/2038 (a) (h)	164,992	159,111
Series 2021-7, Class D, 7.83%, 4/14/2038 (a) (h)	169,992	161,918
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,484,951
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,201,685
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (i)	443,024	423,286
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (i)	737,822	673,389
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (i)	269,629	260,515
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	394,187
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	563,763
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	598,149
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (a)	2,300,000	2,085,812
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	500,000	460,964
Series 2020-SFR1, Class C, 2.18%, 4/17/2037 (a)	2,100,000	1,957,780
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (a)	425,000	398,839
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 (a)	450,000	421,407
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	750,000	713,296
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	439,608
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	817,866
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	232,494
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,290,500
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,005,596
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	619,938
Series 2022-SFR5, Class E2, 6.86%, 6/17/2039 (a)	388,000	374,328
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (a)	796,000	744,918
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	637,490
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	750,000	635,659
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	130,052	125,261
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (i)	322,102	305,231
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (h)	55,792	53,611
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,713,805
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	500,000	423,195
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	1,227,000	1,248,011
Renew Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	1,351,847	1,274,073
Santander Drive Auto Receivables Trust Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,477,660
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	141,542
SCF Equipment Leasing LLC Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	958,750
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	454,639	434,961
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	206,219	188,808
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	382,367	360,352
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	593,929	603,985
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,377,438	1,385,787
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	1,159,824	1,168,173
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	372,044	368,739
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	543,114	493,213
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	269,230	266,822
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	275,468
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	112,362	107,074
Series 2016-2, Class A, 3.10%, 10/7/2028	7,093	6,152
Series 2018-1, Class A, 3.70%, 3/1/2030	11,765	10,196
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	856,000	846,820
Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	953,612
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	989,717	984,768
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	664,024	659,354
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	783,572	784,036
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	11,209	11,205
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	519,346
USASF Receivables LLC Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	750,000	750,664
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (i)	132,914	128,617
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (i)	765,275	728,490
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	293,352
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (i)	1,509,062	1,389,196
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (i)	869,835	818,694
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (i)	1,292,862	1,201,966
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (i)	181,629	171,448
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	60,061	59,271
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	144,547	136,477
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	578,189	537,053
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,833,958	2,781,672
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	465,547
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,316,647
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	979,631
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,096,883
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	902,478
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,217,077
Total Asset-Backed Securities (Cost $228,565,727)		225,117,979
U.S. Treasury Obligations — 12.3%
U.S. Treasury Bonds
4.50%, 8/15/2039	3,319,000	3,420,904
1.13%, 5/15/2040	2,073,000	1,283,883
4.38%, 5/15/2040	370,000	374,481
1.13%, 8/15/2040	6,437,100	3,952,027
1.38%, 11/15/2040	2,866,000	1,829,650
4.75%, 2/15/2041	1,421,000	1,501,264
2.25%, 5/15/2041	4,977,000	3,667,233
4.38%, 5/15/2041	811,000	817,178
3.13%, 11/15/2041	1,743,000	1,470,452
3.13%, 2/15/2042	1,953,000	1,641,130
2.75%, 11/15/2042	1,571,000	1,231,762
4.00%, 11/15/2042	32,686,000	31,012,119
3.63%, 8/15/2043	2,027,000	1,811,710
3.75%, 11/15/2043	2,226,000	2,024,877
2.88%, 8/15/2045	809,000	633,011
2.38%, 11/15/2049	7,721,000	5,399,573
2.00%, 2/15/2050	358,000	229,246
1.88%, 2/15/2051	2,622,000	1,617,549
2.38%, 5/15/2051	13,009,000	9,041,763
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.25%, 2/15/2052	1,775,000	1,197,432
4.00%, 11/15/2052	7,080,000	6,831,370
3.63%, 2/15/2053	1,682,000	1,515,377
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	153,495
1.13%, 2/28/2025	565,000	532,932
0.25%, 8/31/2025	1,548,000	1,413,397
3.88%, 1/15/2026	7,383,000	7,243,415
1.13%, 10/31/2026	10,471,000	9,439,443
0.50%, 8/31/2027	6,112,000	5,251,545
3.13%, 8/31/2027	1,895,000	1,808,245
0.63%, 11/30/2027	2,224,000	1,905,864
1.25%, 3/31/2028	180,000	157,310
1.25%, 4/30/2028	4,100,000	3,575,648
1.25%, 9/30/2028	16,718,000	14,427,765
3.13%, 8/31/2029	1,870,000	1,760,064
0.88%, 11/15/2030	430,000	344,202
1.88%, 2/15/2032	5,701,000	4,791,735
2.88%, 5/15/2032	8,205,000	7,456,614
2.75%, 8/15/2032	5,487,000	4,925,226
4.13%, 11/15/2032	14,864,000	14,857,033
U.S. Treasury STRIPS Bonds
2.58%, 5/15/2032 (k)	2,200,000	1,524,432
1.67%, 5/15/2033 (k)	3,205,000	2,122,604
3.70%, 2/15/2034 (k)	4,986,000	3,190,905
4.03%, 8/15/2039 (k)	511,000	250,956
4.16%, 2/15/2040 (k)	2,155,000	1,032,579
2.43%, 11/15/2040 (k)	3,172,000	1,459,946
4.03%, 5/15/2041 (k)	10,019,000	4,493,278
2.31%, 8/15/2041 (k)	207,000	91,459
2.26%, 11/15/2041 (k)	845,000	384,229
2.65%, 2/15/2042 (k)	1,065,000	459,954
1.40%, 2/15/2045 (k)	649,000	252,894
Total U.S. Treasury Obligations (Cost $194,404,366)		177,811,160
Commercial Mortgage-Backed Securities — 4.9%
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 1.99%, 1/27/2047 (a) (h)	770,000	740,441
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (h)	4,913,000	3,546,160
BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (h)	225,000	193,787
BMD2 Re-Remic Trust Series 2019-FRR1, Class 5B13, 2.20%, 5/25/2052 (a) (h)	4,000,000	2,867,343
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,808,217
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	323,817
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (h)	500,000	448,986
Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (a) (h)	600,000	545,863
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	379,765
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	331,357
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	1,150,000	685,316
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	1,900,155
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	228,029
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	239,000	176,088
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 7.29%, 1/25/2051 (a) (h)	1,567,339	1,522,559
Series 2021-MN1, Class M2, 9.04%, 1/25/2051 (a) (h)	685,000	656,233
Series 2021-MN3, Class M1, 7.59%, 11/25/2051 (a) (h)	473,111	457,373
Series 2022-MN4, Class M1, 9.54%, 5/25/2052 (a) (h)	983,637	990,974
Series 2022-MN4, Class M2, 11.79%, 5/25/2052 (a) (h)	750,000	767,174
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	1,666,564
Series K088, Class A2, 3.69%, 1/25/2029	350,000	332,282
Series K128, Class X3, IO, 2.88%, 4/25/2031 (h)	550,000	85,586
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	2,866,736
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,040,573
Series K-151, Class A2, 3.80%, 10/25/2032 (h)	1,050,000	971,510
Series K-153, Class A2, 3.82%, 12/25/2032 (h)	1,000,000	925,673
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (h)	4,485,179	173,097
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (h)	550,000	132,377
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	919,191
Series Q014, Class X, IO, 2.79%, 10/25/2055 (h)	1,878,407	330,530
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (h)	260,930	242,196
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	300,000	234,871
Series 2023-M2, Class PT, 3.24%, 4/25/2031 (h)	4,004,443	3,625,818
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (h)	2,700,000	2,134,309
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (h)	477,762	413,342
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	1,400,000	1,113,916
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (h)	2,500,000	2,003,898
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	983,913	933,658
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (h)	1,372,000	1,161,231
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (h)	1,250,000	970,122
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	42,927	40,372
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (h)	522,351	44,095
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (h)	250,000	229,529
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (h)	500,000	423,940
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (h)	1,000,000	826,761
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (h)	200,000	193,010
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (h)	199,293	191,379
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (h)	200,000	191,017
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (h)	200,000	191,125
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (h)	381,860	365,707
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (h)	250,000	237,851
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (h)	70,000	66,302
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (h)	1,000,000	942,418
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	300,000	289,717
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (h)	1,000,000	937,486
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (h)	1,975,000	1,813,209
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,660	525,216
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1B, PO, 11/29/2050 (a)	5,000,000	3,523,964
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	2,458,638
GS Mortgage Securities Corp. II Series 2023-SHIP, Class A, 4.47%, 9/15/2038 (a) (h)	4,140,000	3,982,082
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,588,126
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.70%, 8/27/2047 (a) (h)	944,000	882,844
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.03%, 4/15/2038 (a) (h)	600,000	583,447
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.65%, 10/25/2049 (a) (h)	3,409,063	3,319,372
Series 2020-01, Class M7, 7.35%, 3/25/2050 (a) (h)	63,938	63,564
Series 2020-01, Class M10, 9.15%, 3/25/2050 (a) (h)	4,255,000	4,138,447
RFM Reremic Trust Series 2022-FRR1, Class BK64, 1.76%, 3/1/2050 (a) (h)	2,328,481	1,845,015
Total Commercial Mortgage-Backed Securities (Cost $74,423,910)		71,741,750
Collateralized Mortgage Obligations — 3.5%
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (i)	476,191	435,151
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.99%, 7/25/2043 (a) (h)	1,500,000	1,508,445
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (h)	384,081	372,043
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (i)	587,386	570,450
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	4,055,526	3,596,518
Series 2708, Class ZD, 5.50%, 11/15/2033	75,355	75,050
Series 4302, Class PA, 4.00%, 12/15/2043	57,223	54,450
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	85,768	83,095
Series 5141, Class AH, 2.25%, 11/25/2047	1,342,086	1,165,633
Series 5200, Class MA, 2.50%, 8/25/2048	3,434,894	3,008,022
Series 5028, Class JG, 1.50%, 8/25/2050	3,025,055	2,357,755
Series 5155, Class JD, 1.25%, 10/25/2051	1,503,022	1,141,253
FNMA, REMIC
Series 2003-7, Class FA, 6.15%, 2/25/2033 (h)	74,610	74,768
Series 2013-108, Class GU, 3.00%, 10/25/2033	406,528	379,310
Series 2005-110, Class TY, 5.50%, 12/25/2035	46,165	46,054
Series 2007-89, Class F, 5.98%, 9/25/2037 (h)	84,240	83,638
Series 2011-112, Class PB, 4.00%, 11/25/2041	109,768	103,395
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	914,952
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,957,153	2,979,758
GNMA
Series 2012-61, Class FM, 5.83%, 5/16/2042 (h)	356,769	350,685
Series 2020-165, Class UD, 1.50%, 11/20/2050	736,011	549,749
Series 2010-H24, Class FA, 5.61%, 10/20/2060 (h)	45,754	45,450
Series 2014-H03, Class FA, 5.82%, 1/20/2064 (h)	24,917	24,822
Series 2015-H05, Class FC, 5.70%, 2/20/2065 (h)	231,520	230,098
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-H14, Class CF, 6.64%, 9/20/2071 (h)	2,898,672	2,951,263
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (h)	2,973,526	2,680,244
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.79%, 10/25/2034 (a) (h)	750,000	768,132
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (h)	79,386	78,835
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	1,320,000	1,313,459
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	2,000,000	1,994,277
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.34%, 2/27/2024 (a) (h)	2,391,337	2,377,504
Prairie Lake, 4.52%, 10/1/2033 (j)	1,200,000	1,175,825
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.04%, 9/25/2032 (a) (h)	400,000	424,281
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	386,619	351,850
Series 2018-1, Class M60C, 3.50%, 5/25/2057	140,875	130,248
Series 2018-3, Class MA, 3.50%, 8/25/2057 (h)	56,265	52,614
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	264,873	247,532
Series 2018-2, Class MT, 3.50%, 11/25/2057	585,188	508,171
Series 2018-2, Class M55D, 4.00%, 11/25/2057	291,211	272,382
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,849,648	2,652,903
Series 2019-2, Class MA, 3.50%, 8/25/2058	1,478,991	1,372,334
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,415,791	3,966,342
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	472,275	416,520
Series 2020-3, Class TTW, 3.00%, 5/25/2060	444,922	405,761
Series 2021-1, Class BXS, 13.28%, 9/25/2060 (a) (h)	149,407	103,424
Series 2022-1, Class MTU, 3.25%, 11/25/2061	486,082	411,521
Series 2023-1, Class MT, 3.00%, 10/25/2062	3,100,000	2,596,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	690,044
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (a)	1,500,000	1,500,000
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (h)	800,000	717,680
Total Collateralized Mortgage Obligations (Cost $51,368,746)		50,310,140
Loan Assignments — 0.3% (d) (l)
Broadline Retail — 0.0% ^
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 10/10/2025	623,349	621,903
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.91%, 10/8/2027 (m)	600,000	600,462
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026	623,406	623,755
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 8.26%, 2/1/2029 (m)	650,000	646,477
Software — 0.0% ^
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027 (m)	623,402	623,015
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027 (m)	498,734	497,901
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028	495,342	492,063
		989,964
Total Loan Assignments (Cost $4,088,653)		4,105,576
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN, 4.39%, 4/15/2030 (k) (Cost $1,648,899)	2,195,000	1,612,300
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.0% (n) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	25,000	23,077
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	44,839
Total Municipal Bonds (Cost $77,770)		67,916
	SHARES
Common Stocks — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	172
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	16,319
EP Energy Corp. ‡ *	275	1,925
		18,244
Professional Services — 0.0% ^
NMG, Inc. ‡ *	1	115
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	6,210
Total Common Stocks (Cost $10,146)		24,741
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	2,223
	NO. OF WARRANTS
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	1,365
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $1 )	56	1
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 16.2%
Investment Companies — 16.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (o) (p) (Cost $235,103,925)	235,103,925	235,103,925
Total Investments — 101.3% (Cost $1,517,182,948)		1,468,989,254
Liabilities in Excess of Other Assets — (1.3)%		(19,047,553)
NET ASSETS — 100.0%		1,449,941,701

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $635,002 or 0.04% of the
Fund’s net assets as of August 31, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	The rate shown is the effective yield as of August 31, 2023.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(m)	All or a portion of this security is unsettled as of August 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2023.
Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	724	12/19/2023	USD	80,375,313	626,612
U.S. Treasury 10 Year Ultra Note	3	12/19/2023	USD	348,234	3,651
U.S. Treasury Long Bond	271	12/19/2023	USD	32,943,438	348,884
U.S. Treasury Ultra Bond	442	12/19/2023	USD	57,211,375	694,097
U.S. Treasury 2 Year Note	596	12/29/2023	USD	121,495,531	243,650
U.S. Treasury 5 Year Note	992	12/29/2023	USD	106,097,500	540,118
					2,457,012
Short Contracts
U.S. Treasury 10 Year Note	(2)	12/19/2023	USD	(222,031)	(1,770)
U.S. Treasury 10 Year Ultra Note	(92)	12/19/2023	USD	(10,679,188)	(74,420)
U.S. Treasury Long Bond	(3)	12/19/2023	USD	(364,688)	(3,897)
U.S. Treasury 5 Year Note	(1)	12/29/2023	USD	(106,953)	(588)
					(80,675)
					2,376,337

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	349,102,134	USD	2,470,150	BNP Paribas	9/15/2023	(66,952)
JPY	139,470,662	USD	968,572	HSBC Bank, NA	9/15/2023	(8,465)
Net unrealized depreciation						(75,417)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD2,300,000	18,462	(45,255)	(26,793)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD3,000,000	21,501	(56,448)	(34,947)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD2,900,000	9,798	(43,580)	(33,782)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD210,000	2,125	(4,571)	(2,446)
							51,886	(149,854)	(97,968)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.54	USD11,000,000	(4,374)	202,600	198,226
CDX.NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.61	USD7,250,000	71,753	52,059	123,812
						67,379	254,659	322,038

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	51,886	(97,968)
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 38.6%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	64,000	64,038
7.88%, 4/15/2027 (a)	455,000	453,824
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	100,000	90,996
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	377,000	392,877
TransDigm, Inc. 6.25%, 3/15/2026 (a)	490,000	485,330
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	146,000	146,988
		1,634,053
Automobile Components — 1.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	600,000	577,830
7.00%, 4/15/2028 (a)	145,000	146,492
8.25%, 4/15/2031 (a)	120,000	123,024
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	25,000	23,471
5.88%, 6/1/2029 (a)	515,000	497,400
3.75%, 1/30/2031 (a)	390,000	325,753
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	10,000	9,727
6.50%, 4/1/2027	263,000	249,256
6.88%, 7/1/2028	390,000	357,716
5.00%, 10/1/2029	75,000	61,744
Clarios Global LP
6.75%, 5/15/2025 (a)	135,000	134,948
6.25%, 5/15/2026 (a)	1,085,000	1,074,556
8.50%, 5/15/2027 (a)	795,000	803,003
Cooper-Standard Automotive, Inc. 13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (b)	101,725	103,327
Dana, Inc.
5.38%, 11/15/2027	140,000	132,443
5.63%, 6/15/2028	185,000	174,152
4.25%, 9/1/2030	40,000	32,890
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	68,968
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,334,000	1,183,923
Icahn Enterprises LP 6.25%, 5/15/2026	500,000	463,230
		6,543,853
Banks — 1.7%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (c) (d) (e) (f) (g)	200,000	200,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f) (g)	400,000	364,536
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (c) (g)	600,000	611,625
BPCE SA (France)
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (g)	4,678,000	4,654,299
5.13%, 1/18/2028 (a)	725,000	711,016
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (g)	95,000	90,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (g)	100,000	87,504
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (g)	200,000	200,092
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	290,000	304,681
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (g)	200,000	154,745
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f) (g)	200,000	195,149
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (e) (g)	200,000	188,999
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (g)	720,000	725,670
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (g)	315,000	316,474
Toronto-Dominion Bank (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (c) (g)	950,000	954,770
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	61

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (g)	162,000	143,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (e) (g)	165,000	168,919
		10,073,206
Biotechnology — 0.1%
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	400,000	350,932
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,065,000	1,012,193
Nordstrom, Inc.
4.00%, 3/15/2027	100,000	87,232
4.25%, 8/1/2031	110,000	82,751
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	189,000	122,866
9.75%, 10/1/2027 (a)	22,913	22,684
		1,327,726
Building Products — 0.6%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	500,000	487,468
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	830,000	817,069
Griffon Corp. 5.75%, 3/1/2028	85,000	79,220
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	125,000	111,248
Masonite International Corp. 5.38%, 2/1/2028 (a)	100,000	94,750
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	150,000	127,143
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,695,000	1,561,094
4.38%, 7/15/2030 (a)	250,000	214,303
		3,492,295
Capital Markets — 0.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	30,000	22,068
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (g)	95,000	88,525
(SOFR + 1.08%), 5.80%, 8/10/2026 (g)	1,150,000	1,146,456
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (e) (g)	390,000	391,950
Nasdaq, Inc. 5.35%, 6/28/2028	1,160,000	1,160,481
		2,809,480
Chemicals — 1.2%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	200,000	188,203
3.38%, 2/15/2029 (a)	900,000	763,318
Braskem Idesa SAPI 6.99%, 2/20/2032 (a)	400,000	238,348
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	200,000	188,690
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	209,774
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,295,000	1,163,324
4.63%, 11/15/2029 (a)	75,000	62,351
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	365,000	320,879
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,405,000	1,249,124
4.25%, 5/15/2029 (a)	25,000	20,306
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	18,944
4.50%, 10/15/2029	1,070,000	894,862
4.00%, 4/1/2031	320,000	251,514
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	45,000	41,922
5.13%, 4/1/2029 (a)	220,000	118,858
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	790,000	736,786
5.63%, 8/15/2029 (a)	795,000	672,331
		7,139,534
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	805,000	687,728
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	490,000	427,682
4.88%, 7/15/2032 (a)	180,000	155,268
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	925,000	879,809
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	785,000	732,339
Brink's Co. (The) 4.63%, 10/15/2027 (a)	235,000	218,519
Garda World Security Corp. 4.63%, 2/15/2027 (a)	50,000	46,255
GFL Environmental, Inc. (Canada)
SEE NOTES TO FINANCIAL STATEMENTS.

62	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
3.75%, 8/1/2025 (a)	890,000	847,333
5.13%, 12/15/2026 (a)	25,000	24,190
4.00%, 8/1/2028 (a)	610,000	544,558
4.38%, 8/15/2029 (a)	60,000	53,071
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,420,000	1,256,320
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	385,000	377,818
3.38%, 8/31/2027 (a)	940,000	836,038
Stericycle, Inc. 3.88%, 1/15/2029 (a)	250,000	217,671
		7,304,599
Communications Equipment — 0.3%
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,170,000	1,063,256
8.25%, 3/1/2027 (a)	710,000	470,382
4.75%, 9/1/2029 (a)	625,000	464,461
		1,998,099
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (f)	133,586	93,317
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	80,359
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (f)	194,529	182,371
MasTec, Inc. 4.50%, 8/15/2028 (a)	275,000	250,907
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (f)	400,000	329,800
		936,754
Consumer Finance — 1.4%
AerCap Ireland Capital DAC 3.00%, 10/29/2028	810,000	701,915
Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (a)	1,140,000	1,075,645
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,755,000	1,648,784
5.13%, 6/16/2025	400,000	389,405
3.38%, 11/13/2025	200,000	186,457
4.39%, 1/8/2026	200,000	189,022
6.95%, 6/10/2026	200,000	200,255
4.54%, 8/1/2026	200,000	188,510
4.27%, 1/9/2027	725,000	670,326
4.13%, 8/17/2027	2,735,000	2,481,654
2.90%, 2/10/2029	200,000	165,058
7.20%, 6/10/2030	200,000	203,140
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
OneMain Finance Corp.
7.13%, 3/15/2026	75,000	73,781
3.88%, 9/15/2028	625,000	512,500
		8,686,452
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,620,000	1,529,971
5.88%, 2/15/2028 (a)	795,000	771,580
3.50%, 3/15/2029 (a)	485,000	419,535
4.88%, 2/15/2030 (a)	315,000	289,015
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	830,000	799,213
4.25%, 8/1/2029 (a)	790,000	695,247
Rite Aid Corp.
7.50%, 7/1/2025 (a)	248,000	156,267
8.00%, 11/15/2026 (a)	225,000	142,875
US Foods, Inc.
4.75%, 2/15/2029 (a)	619,000	564,974
4.63%, 6/1/2030 (a)	116,000	103,103
		5,471,780
Containers & Packaging — 1.1%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	748,252
5.25%, 8/15/2027 (a)	800,000	685,424
LABL, Inc. 6.75%, 7/15/2026 (a)	1,120,000	1,094,724
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	1,420,000	1,398,338
9.25%, 4/15/2027 (a)	85,000	77,018
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	355,000	350,911
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,720,000	1,547,002
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	56,712
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (h)	200,000	188,632
8.50%, 8/15/2027 (a) (h)	250,000	238,263
		6,385,276
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	145,000	146,776
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	960,000	792,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	63

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.2%
VICI Properties LP
4.50%, 9/1/2026 (a)	200,000	189,304
4.25%, 12/1/2026 (a)	345,000	325,015
3.75%, 2/15/2027 (a)	245,000	224,916
3.88%, 2/15/2029 (a)	675,000	595,964
4.63%, 12/1/2029 (a)	37,000	33,424
		1,368,623
Diversified Telecommunication Services — 2.4%
Altice France Holding SA 10.50%, 5/15/2027 (a)	400,000	217,040
Altice France SA (France)
8.13%, 2/1/2027 (a)	400,000	338,056
5.13%, 7/15/2029 (a)	650,000	459,502
CCO Holdings LLC
5.00%, 2/1/2028 (a)	275,000	253,411
5.38%, 6/1/2029 (a)	1,976,000	1,798,454
6.38%, 9/1/2029 (a)	640,000	605,893
4.75%, 3/1/2030 (a)	3,115,000	2,678,254
4.50%, 8/15/2030 (a)	3,167,000	2,664,072
4.25%, 2/1/2031 (a)	1,409,000	1,155,780
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	795,000	724,087
5.00%, 5/1/2028 (a)	305,000	261,340
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	1,350,000	1,237,832
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	745,000	560,266
4.25%, 7/1/2028 (a)	450,000	295,046
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	100,000	51,802
4.00%, 2/15/2027 (a)	1,975,000	1,244,685
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	200,000	178,225
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	43,000	37,787
6.00%, 9/30/2034	29,000	24,298
		14,785,830
Electric Utilities — 1.0%
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	175,888
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (f)	200,000	184,046
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (f)	700,000	689,724
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	194,612
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (f)	200,000	180,582
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	19,751
5.75%, 1/15/2028	1,595,000	1,508,990
5.25%, 6/15/2029 (a)	100,000	90,010
3.63%, 2/15/2031 (a)	410,000	319,976
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (f)	182,793	154,278
Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027 (f)	200,000	192,400
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	740,000	720,816
5.00%, 7/31/2027 (a)	1,698,000	1,596,984
		6,028,057
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	80,000	79,568
6.05%, 4/15/2028 (a)	260,000	257,246
6.30%, 2/15/2030 (a)	69,000	68,696
6.40%, 4/15/2033 (a)	97,000	96,090
		501,600
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	787,000	699,013
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,440,000	1,206,626
		1,905,639
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	240,000	235,956
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (f)	176,852	154,745
Nabors Industries, Inc.
5.75%, 2/1/2025	115,000	112,862
7.38%, 5/15/2027 (a)	85,000	82,952
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	150,000	148,688
6.88%, 1/15/2029 (a)	75,000	71,298
Transocean, Inc. 8.75%, 2/15/2030 (a)	104,500	106,905
		913,406
SEE NOTES TO FINANCIAL STATEMENTS.

64	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.6%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	25,000	24,248
6.50%, 5/15/2027 (a)	1,105,000	1,105,856
4.75%, 10/15/2027 (a)	1,810,000	1,686,196
3.75%, 1/15/2028 (a)	140,000	124,665
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	675,301
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	48,000	41,614
3.88%, 7/15/2030 (a)	307,000	266,415
		3,924,295
Financial Services — 0.4%
Block, Inc. 3.50%, 6/1/2031	895,000	733,869
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	500,000	486,134
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	220,000	199,360
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	130,000	115,537
3.63%, 3/1/2029 (a)	788,000	670,693
		2,205,593
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	1,445,000	1,270,787
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	650,000	623,274
4.63%, 4/15/2030 (a)	1,820,000	1,612,489
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	170,119
		3,676,669
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	165,000	156,535
5.75%, 5/20/2027	215,000	198,813
9.38%, 6/1/2028 (a)	112,000	114,804
		470,152
Ground Transportation — 0.8%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	225,000	214,826
4.75%, 4/1/2028 (a)	970,000	882,164
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	385,000	382,113
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	180,000	153,001
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	100,000	90,539
5.00%, 12/1/2029 (a)	1,325,000	1,089,407
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	95,220
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (a)	200,000	194,158
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	410,000	413,958
7.50%, 9/15/2027 (a)	760,000	775,999
4.50%, 8/15/2029 (a)	545,000	499,009
XPO, Inc. 6.25%, 6/1/2028 (a)	175,000	171,478
		4,961,872
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,485,000	1,378,502
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,139,000	989,318
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,425,000	1,243,990
5.25%, 10/1/2029 (a)	755,000	670,459
		4,282,269
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	90,000	85,261
5.00%, 4/15/2029 (a)	35,000	32,199
Centene Corp. 4.63%, 12/15/2029	760,000	698,820
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,236,000	1,206,529
5.63%, 3/15/2027 (a)	370,000	325,579
6.00%, 1/15/2029 (a)	345,000	288,938
5.25%, 5/15/2030 (a)	109,000	85,961
DaVita, Inc. 3.75%, 2/15/2031 (a)	1,710,000	1,361,746
Encompass Health Corp.
4.50%, 2/1/2028	710,000	659,507
4.75%, 2/1/2030	490,000	446,314
4.63%, 4/1/2031	350,000	306,926
HCA, Inc. 5.88%, 2/15/2026	305,000	305,416
McKesson Corp. 5.25%, 2/15/2026	395,000	393,536
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	190,000	161,025
6.63%, 4/1/2030 (a)	260,000	236,525
Tenet Healthcare Corp.
4.88%, 1/1/2026	835,000	809,434
6.25%, 2/1/2027	132,000	129,979
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	65

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 11/1/2027	2,150,000	2,044,296
4.63%, 6/15/2028	1,555,000	1,431,872
6.13%, 6/15/2030	183,000	177,329
6.75%, 5/15/2031 (a)	384,000	382,099
		11,569,291
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	192,517
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75%, 10/15/2027	1,590,000	1,478,279
4.50%, 2/15/2029 (a)	70,000	61,446
		1,539,725
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,070,000	973,212
4.38%, 1/15/2028 (a)	185,000	169,803
4.00%, 10/15/2030 (a)	315,000	266,853
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	225,000	203,064
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,140,000	1,131,150
8.13%, 7/1/2027 (a)	540,000	548,280
4.63%, 10/15/2029 (a)	140,000	122,547
Carnival Corp.
5.75%, 3/1/2027 (a)	55,000	51,761
9.88%, 8/1/2027 (a)	210,000	221,974
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	495,000	538,354
Cedar Fair LP
5.50%, 5/1/2025 (a)	440,000	436,531
5.25%, 7/15/2029	190,000	171,033
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	610,000	537,408
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	820,000	790,289
MGM Resorts International
6.75%, 5/1/2025	875,000	876,453
5.75%, 6/15/2025	325,000	320,492
4.63%, 9/1/2026	220,000	207,210
5.50%, 4/15/2027	45,000	42,993
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	36,000	38,020
11.63%, 8/15/2027 (a)	409,000	445,657
8.25%, 1/15/2029 (a)	263,000	273,920
9.25%, 1/15/2029 (a)	65,000	69,280
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	815,000	767,119
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	14,996
Station Casinos LLC 4.50%, 2/15/2028 (a)	490,000	438,550
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (f)	200,000	149,508
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	625,000	622,807
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	140,000	138,303
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (f)	200,000	175,250
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,640,000	1,468,137
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	970,000	893,241
		13,104,195
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	535,000	517,757
Newell Brands, Inc.
4.88%, 6/1/2025	100,000	97,046
4.70%, 4/1/2026 (h)	1,180,000	1,130,565
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,510,000	1,297,062
		3,042,430
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/1/2028	325,000	304,171
4.13%, 10/15/2030	300,000	258,205
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	657,000	580,095
4.38%, 3/31/2029 (a)	827,000	708,317
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	620,000	568,600
5.50%, 7/15/2030 (a)	170,000	158,137
3.88%, 3/15/2031 (a)	470,000	393,785
		2,971,310
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (a)	460,000	399,737
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	155,000	144,508
		544,245
IT Services — 0.2%
Gartner, Inc. 4.50%, 7/1/2028 (a)	1,276,000	1,189,917
SEE NOTES TO FINANCIAL STATEMENTS.

66	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — 0.1%
Mattel, Inc. 5.88%, 12/15/2027 (a)	530,000	519,825
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	154,192
		674,017
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	560,000	573,801
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	73,452
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	187,480
		834,733
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (f)	168,118	151,160
Media — 4.1%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	84,685
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,385,000	1,240,464
7.75%, 4/15/2028 (a)	287,000	225,738
9.00%, 9/15/2028 (a)	1,160,000	1,165,800
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,695,000	1,401,186
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,440,000	1,276,154
Discovery Communications LLC 4.95%, 5/15/2042	60,000	47,479
DISH DBS Corp.
5.88%, 11/15/2024	4,431,000	4,121,354
7.75%, 7/1/2026	540,000	403,866
5.25%, 12/1/2026 (a)	249,000	209,894
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,342,000	1,361,648
GCI LLC 4.75%, 10/15/2028 (a)	253,000	219,477
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	63,000	43,983
Gray Television, Inc.
7.00%, 5/15/2027 (a)	355,000	318,633
4.75%, 10/15/2030 (a)	1,259,000	879,071
iHeartCommunications, Inc.
6.38%, 5/1/2026	595,000	519,143
5.25%, 8/15/2027 (a)	1,630,000	1,288,884
Lamar Media Corp. 4.88%, 1/15/2029	140,000	130,200
Midcontinent Communications 5.38%, 8/15/2027 (a)	40,000	37,850
News Corp. 3.88%, 5/15/2029 (a)	935,000	821,108
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	385,000	361,878
4.75%, 11/1/2028 (a)	2,635,000	2,311,452
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (g)	151,000	124,575
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,400,000	1,294,411
4.00%, 7/15/2028 (a)	995,000	861,592
5.50%, 7/1/2029 (a)	920,000	828,235
Stagwell Global LLC 5.63%, 8/15/2029 (a)	605,000	505,259
TEGNA, Inc. 4.63%, 3/15/2028	385,000	343,868
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	505,000	488,899
8.00%, 8/15/2028 (a)	191,000	190,895
4.50%, 5/1/2029 (a)	708,000	609,402
Videotron Ltd. 5.13%, 4/15/2027 (a)	1,015,000	971,862
		24,688,945
Metals & Mining — 0.4%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	197,672
ATI, Inc.
5.88%, 12/1/2027	25,000	24,313
4.88%, 10/1/2029	25,000	22,571
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	54,679
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	270,000	239,386
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (f)	200,000	187,332
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031 (a)	315,000	263,951
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (f)	200,000	185,998
Novelis Corp.
4.75%, 1/30/2030 (a)	1,014,000	907,470
3.88%, 8/15/2031 (a)	266,000	220,238
		2,303,610
Oil, Gas & Consumable Fuels — 4.3%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (a)	250,000	181,340
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	30,000	30,522
5.75%, 3/1/2027 (a)	265,000	256,842
5.75%, 1/15/2028 (a)	1,145,000	1,096,428
5.38%, 6/15/2029 (a)	330,000	309,225
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	20,750
7.63%, 2/1/2029 (a)	120,000	122,977
5.38%, 3/1/2030 (a)	260,000	243,093
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	67

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	430,000	435,997
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (g)	75,000	67,921
Buckeye Partners LP
3.95%, 12/1/2026	702,000	647,497
4.13%, 12/1/2027	20,000	18,186
4.50%, 3/1/2028 (a)	50,000	45,376
California Resources Corp. 7.13%, 2/1/2026 (a)	100,000	100,257
Cheniere Energy Partners LP 4.50%, 10/1/2029	215,000	198,380
Cheniere Energy, Inc. 4.63%, 10/15/2028	485,000	456,534
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,305,000	1,295,499
Chord Energy Corp. 6.38%, 6/1/2026 (a)	175,000	172,483
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	305,000	314,150
8.75%, 7/1/2031 (a)	267,000	276,345
Columbia Pipelines Holding Co. LLC 6.06%, 8/15/2026 (a)	705,000	712,100
Comstock Resources, Inc. 5.88%, 1/15/2030 (a)	1,075,000	949,474
Crestwood Midstream Partners LP
5.75%, 4/1/2025	125,000	123,941
5.63%, 5/1/2027 (a)	420,000	407,400
8.00%, 4/1/2029 (a)	180,000	185,997
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,025,000	908,068
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	142,450
4.63%, 11/2/2031	100,000	78,555
8.88%, 1/13/2033	280,000	283,087
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	25,000	23,705
Energean Israel Finance Ltd. (Israel) 5.38%, 3/30/2028 (f)	50,000	45,439
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (f)	100,000	93,579
Energy Transfer LP 3.90%, 5/15/2024 (h)	1,155,000	1,137,891
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	98,000	97,106
6.50%, 7/1/2027 (a)	555,000	551,488
5.50%, 7/15/2028	225,000	214,961
4.75%, 1/15/2031 (a)	225,000	198,827
Genesis Energy LP 8.00%, 1/15/2027	665,000	655,576
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	210,000	209,769
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (f)	200,000	193,472
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (f)	200,000	201,946
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	280,000	284,349
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	965,000	944,282
5.13%, 6/15/2028 (a)	25,000	23,451
4.25%, 2/15/2030 (a)	240,000	210,984
KazMunayGas National Co. JSC (Kazakhstan)
4.75%, 4/19/2027 (f)	200,000	187,934
5.38%, 4/24/2030 (f)	200,000	181,888
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	427,000	413,554
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (f)	250,000	244,575
6.50%, 6/30/2027 (f)	150,000	144,645
6.75%, 6/30/2030 (f)	50,000	46,761
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (f)	200,000	185,690
NuStar Logistics LP
5.63%, 4/28/2027	455,000	441,464
6.38%, 10/1/2030	315,000	303,187
Occidental Petroleum Corp. 8.88%, 7/15/2030	390,000	447,115
Oil and Gas Holding Co. BSCC (The) (Bahrain) 8.38%, 11/7/2028 (f)	200,000	210,648
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	400,000	308,564
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	200,000	127,956
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	150,000	148,080
4.25%, 1/15/2025	200,000	188,150
6.88%, 8/4/2026	250,000	227,213
6.50%, 3/13/2027	400,000	349,230
5.35%, 2/12/2028	300,000	239,918
5.95%, 1/28/2031	330,000	238,372
10.00%, 2/7/2033 (a)	550,000	497,640
10.00%, 2/7/2033 (f)	200,000	180,960
6.38%, 1/23/2045	410,000	249,382
Range Resources Corp.
8.25%, 1/15/2029	458,000	475,472
4.75%, 2/15/2030 (a)	8,000	7,224
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	200,000	188,656
SM Energy Co. 6.75%, 9/15/2026	280,000	278,824
SEE NOTES TO FINANCIAL STATEMENTS.

68	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	166,536
5.38%, 2/1/2029	245,000	232,451
5.38%, 3/15/2030	315,000	294,898
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (f)	200,000	205,306
Sunoco LP
4.50%, 5/15/2029	390,000	352,696
4.50%, 4/30/2030	315,000	280,851
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	770,000	774,689
6.00%, 3/1/2027 (a)	65,000	62,285
5.50%, 1/15/2028 (a)	445,000	413,298
6.00%, 12/31/2030 (a)	250,000	223,649
Targa Resources Partners LP
6.50%, 7/15/2027	285,000	286,468
5.50%, 3/1/2030	25,000	23,965
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (g)	100,000	84,002
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	757,000	763,619
		25,845,514
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (f)	200,000	199,046
Passenger Airlines — 0.4%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	85,000	93,036
5.50%, 4/20/2026 (a)	1,801,250	1,767,537
5.75%, 4/20/2029 (a)	350,000	334,733
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	267,879	266,945
United Airlines, Inc. 4.38%, 4/15/2026 (a)	260,000	245,032
		2,707,283
Personal Care Products — 0.4%
Coty, Inc.
5.00%, 4/15/2026 (a)	696,000	669,051
4.75%, 1/15/2029 (a)	60,000	54,975
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,300,000	1,225,250
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	240,000	226,814
		2,176,090
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 1.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	1,065,000	964,656
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,625,000	1,463,410
9.00%, 12/15/2025 (a)	1,090,000	997,388
5.75%, 8/15/2027 (a)	715,000	447,632
5.00%, 2/15/2029 (a)	450,000	186,750
5.25%, 1/30/2030 (a)	70,000	29,546
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	40,000	37,350
3.13%, 2/15/2029 (a)	155,000	130,445
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	226,324
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	470,000	463,538
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	179,188
Organon & Co. 4.13%, 4/30/2028 (a)	1,740,000	1,574,633
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	45,061
		6,745,921
Real Estate Management & Development — 0.0% ^
Realogy Group LLC
5.75%, 1/15/2029 (a)	218,000	156,130
5.25%, 4/15/2030 (a)	125,000	86,770
		242,900
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	215,000	214,867
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	155,000	144,204
5.95%, 6/15/2030 (a)	515,000	493,172
Entegris, Inc.
4.38%, 4/15/2028 (a)	290,000	264,395
3.63%, 5/1/2029 (a)	35,000	30,082
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	440,000	391,679
		1,538,399
Software — 0.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	24,456
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	525,000	455,947
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,115,000	982,483
NCR Corp.
5.75%, 9/1/2027 (a)	65,000	65,628
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	69

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
5.13%, 4/15/2029 (a)	2,115,000	1,923,463
6.13%, 9/1/2029 (a)	25,000	25,748
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,250,000	1,203,375
		4,681,100
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	225,000	210,952
5.00%, 7/15/2028 (a)	115,000	106,497
SBA Communications Corp. 3.88%, 2/15/2027	620,000	573,234
		890,683
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	65,000	59,295
4.63%, 11/15/2029 (a)	875,000	771,911
4.75%, 3/1/2030	70,000	61,367
Bath & Body Works, Inc.
7.50%, 6/15/2029	105,000	105,863
6.75%, 7/1/2036	115,000	106,158
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	385,000	293,094
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	26,637
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	660,000	566,646
Penske Automotive Group, Inc. 3.75%, 6/15/2029	304,000	260,854
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,150,000	1,928,615
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	413,000	353,071
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	866,000	770,759
6.13%, 7/1/2029 (a)	45,000	39,127
6.00%, 12/1/2029 (a)	124,000	106,020
Staples, Inc. 7.50%, 4/15/2026 (a)	1,100,000	910,138
		6,359,555
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	430,000	378,869
8.25%, 12/15/2029 (a)	190,000	199,310
8.50%, 7/15/2031 (a)	32,000	33,527
		611,706
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tobacco — 0.0% ^
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	310,000	293,889
Trading Companies & Distributors — 1.0%
Air Lease Corp. 5.85%, 12/15/2027	540,000	539,991
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	605,000	581,753
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,825,000	1,622,164
United Rentals North America, Inc.
4.88%, 1/15/2028	1,401,000	1,332,983
6.00%, 12/15/2029 (a)	214,000	212,662
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	1,200,000	1,205,301
7.25%, 6/15/2028 (a)	470,000	478,336
		5,973,190
Wireless Telecommunication Services — 0.4%
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (f)	200,000	123,000
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (f)	180,000	161,325
Sprint LLC
7.13%, 6/15/2024	25,000	25,199
7.63%, 2/15/2025	275,000	280,412
7.63%, 3/1/2026	1,680,000	1,741,367
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (g)	100,000	78,083
		2,409,386
Total Corporate Bonds (Cost $238,518,383)		233,598,053
Asset-Backed Securities — 27.3%
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (a)	61,227	61,239
Affirm Asset Securitization Trust
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	595,000	571,995
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	1,030,000	1,023,425
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	500,000	497,505
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	5,568	5,634
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	45,500	39,684
SEE NOTES TO FINANCIAL STATEMENTS.

70	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	2,000,000	1,990,670
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	289,329	288,140
Series 2022-3, Class B, 4.55%, 10/13/2026 (a)	500,000	495,671
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	200,000	200,423
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	800,000	743,441
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900,000	877,300
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	1,200,000	1,129,397
Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	2,000,000	1,854,069
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	230,000	220,664
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	181,088
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	500,000	448,547
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	290,000	284,418
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	267,000	260,437
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	210,000	212,778
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	400,000	392,800
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	395,000	389,376
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	900,000	889,492
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	1,083,000	1,083,339
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,800,000	1,801,525
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	1,600,000	1,579,305
AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	100,000	94,068
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 6.67%, 4/15/2031 (a) (i)	1,000,000	995,000
Series XXXA, Class A1A, 6.71%, 10/18/2031 (a) (i)	990,000	985,069
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	459,957
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.44%, 1/15/2029 (a) (i)	777,255	773,435
Series 2016-39A, Class A1R2, 6.62%, 4/18/2031 (a) (i)	1,440,000	1,435,620
Series 2019-52A, Class A1R, 6.66%, 4/22/2031 (a) (i)	1,400,000	1,391,739
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	427,999
Series 2022-3A, Class A, 4.62%, 2/20/2027 (a)	943,000	915,158
Series 2023-4A, Class A, 5.49%, 6/20/2029 (a)	800,000	787,341
Bain Capital Credit CLO (Cayman Islands)
Series 2018-1A, Class A1, 6.57%, 4/23/2031 (a) (i)	943,766	940,910
Series 2020-1A, Class A1, 6.76%, 4/18/2033 (a) (i)	560,000	556,196
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.77%, 10/23/2034 (a) (i)	250,000	247,811
Series 2021-7A, Class A1, 6.75%, 1/22/2035 (a) (i)	270,000	267,406
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 6.60%, 7/15/2032 (a) (i)	800,000	791,451
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2019-18A, Class A1R, 6.74%, 10/15/2034 (a) (i)	1,000,000	992,446
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	8,298	8,405
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.17%, 12/15/2038 (a) (i)	275,000	255,373
Series 2021-FL7, Class E, 8.82%, 12/15/2038 (a) (i)	265,000	242,636
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	52,971	49,985
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.54%, 4/17/2031 (a) (i)	993,434	989,542
Series 2014-3RA, Class A1A, 6.67%, 7/27/2031 (a) (i)	1,487,749	1,484,034
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	71

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2015-4A, Class A1R, 6.93%, 7/20/2032 (a) (i)	850,000	848,132
Carlyle US CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1, 6.61%, 4/20/2031 (a) (i)	1,340,912	1,331,016
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.77%, 10/17/2031 (a) (i)	595,000	594,294
Series 2021-4A, Class A, 6.62%, 7/15/2033 (a) (i)	2,000,000	1,989,718
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	689,249	692,052
Series 2023-A, Class A, 8.01%, 1/17/2028 (a)	696,000	696,347
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	508,000	499,115
CoreVest American Finance Trust
Series 2019-1, Class E, 5.78%, 3/15/2052 (a) (i)	300,000	276,851
Series 2019-2, Class E, 5.42%, 6/15/2052 (a) (i)	350,000	309,520
Series 2019-3, Class E, 4.90%, 10/15/2052 (a) (i)	350,000	299,491
CPS Auto Receivables Trust
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	1,500,000	1,402,375
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	237,824
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	250,000	250,901
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	700,000	702,766
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	300,000	298,640
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	900,000	888,356
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	391,000	391,374
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	294,750	233,421
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.49%, 10/15/2030 (a) (i)	1,596,717	1,588,831
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (a)	559,500	535,947
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	257,850	243,905
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	485,000	434,043
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,965,000	1,630,262
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	595,500	596,933
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 6.54%, 4/18/2031 (a) (i)	990,306	982,801
Series 2018-58A, Class A1, 6.57%, 7/17/2031 (a) (i)	450,000	448,209
Series 2019-68A, Class AR, 6.74%, 7/15/2035 (a) (i)	1,790,000	1,774,873
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.55%, 4/15/2028 (a) (i)	901,907	898,786
Series 2013-26A, Class AR, 6.47%, 4/15/2029 (a) (i)	1,122,795	1,118,788
Series 2015-41A, Class AR, 6.54%, 4/15/2031 (a) (i)	902,961	896,995
Series 2016-43A, Class AR2, 6.63%, 4/20/2034 (a) (i)	600,000	593,425
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	718,482	716,619
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	2,420,000	2,205,717
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,500,000	1,371,452
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,080,000	1,000,312
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,417,105
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	374,000	380,173
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	467,000	459,910
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	525,000	516,937
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	2,400,000	2,254,350
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,349,000	1,351,003
Elmwood CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A, 6.81%, 4/15/2033 (a) (i)	1,200,000	1,196,712
SEE NOTES TO FINANCIAL STATEMENTS.

72	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-3A, Class A, 6.63%, 10/20/2034 (a) (i)	890,000	884,304
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	2,000,000	1,920,142
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,000,000	1,854,224
Series 2023-1A, Class B, 5.72%, 4/15/2027	149,000	148,027
Series 2021-3A, Class D, 1.55%, 6/15/2027	500,000	460,163
Series 2020-3A, Class F, 5.56%, 6/15/2027 (a)	1,500,000	1,463,959
Series 2023-1A, Class C, 5.82%, 2/15/2028	176,000	174,192
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,827,000	1,824,310
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	750,000	697,133
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	493,880
Series 2023-4A, Class C, 6.51%, 8/15/2028	920,000	923,608
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	399,576
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	900,000	809,977
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	165,364
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	388,455
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	952,805
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	500,095
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	495,273
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,070,000	953,966
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	900,000	968,826
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	464,321
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	133,000	131,404
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	100,000	98,029
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Flatiron CLO Ltd. (Cayman Islands)
Series 2018-1A, Class A, 6.52%, 4/17/2031 (a) (i)	232,820	231,674
Series 2019-1A, Class AR, 6.71%, 11/16/2034 (a) (i)	450,000	448,009
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	300,000	269,296
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	438,000	423,468
FREED ABS Trust
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	200,000	185,707
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	100,000	99,604
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	391,215	393,153
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-21A, Class AR, 6.61%, 4/20/2031 (a) (i)	316,334	315,171
Series 2016-22A, Class ARR, 6.77%, 4/16/2034 (a) (i)	2,200,000	2,185,531
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	520,000	518,730
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	484,000	482,622
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	250,000	230,625
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	612,224
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	250,000	236,620
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	420,000	412,982
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	909,163
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	203,000	202,727
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	652,000	655,240
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250,000	1,126,691
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2017-2A, Class AR, 6.50%, 11/20/2030 (a) (i)	1,358,555	1,352,799
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.71%, 7/20/2031 (a) (i)	250,000	248,999
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	73

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	235,391	226,524
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.58%, 4/15/2031 (a) (i)	305,000	303,591
Hertz Vehicle Financing LLC
Series 2022-3A, Class B, 3.86%, 3/25/2025 (a)	500,000	495,103
Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	263,000	248,946
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	300,000	285,363
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	400,000	395,434
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	292,000	288,182
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	595,000	597,987
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	1,600,000	1,609,622
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.51%, 4/20/2037 (a) (i)	195,500	187,579
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	269,072	254,521
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	474,971	447,627
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.66%, 1/20/2031 (a) (i)	541,813	539,918
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	607,295
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	554,015
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	611,850
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	2,250,000	1,844,551
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	101,124	99,808
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	200,000	195,493
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,000,000	1,687,111
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	500,000	389,872
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Madison Park Funding Ltd. (Cayman Islands)
Series 2014-13A, Class AR2, 6.53%, 4/19/2030 (a) (i)	277,726	276,822
Series 2018-32A, Class A1R, 6.61%, 1/22/2031 (a) (i)	500,000	497,554
Series 2017-23A, Class AR, 6.59%, 7/27/2031 (a) (i)	1,221,607	1,215,625
Series 2019-34A, Class AR, 6.73%, 4/25/2032 (a) (i)	530,000	528,179
Series 2019-33A, Class AR, 6.60%, 10/15/2032 (a) (i)	1,500,000	1,488,905
Series 2019-37A, Class AR, 6.64%, 7/15/2033 (a) (i)	1,150,000	1,143,888
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.37%, 1/15/2028 (a) (i)	334,809	333,545
Series 2016-18A, Class AR2, 6.51%, 11/15/2028 (a) (i)	1,657,811	1,651,948
Series 2019-22A, Class AR, 6.63%, 4/15/2031 (a) (i)	1,000,000	995,700
Series 2015-15A, Class AR, 6.62%, 7/25/2031 (a) (i)	400,000	398,252
Series 2015-12A, Class ARR, 6.67%, 10/15/2031 (a) (i)	700,000	697,882
Marlette Funding Trust
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	467,193	465,975
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	700,000	699,702
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	350,000	350,729
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	173,250	169,093
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.49%, 10/15/2029 (a) (i)	242,969	241,923
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 6.66%, 1/28/2030 (a) (i)	732,413	730,668
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.49%, 10/18/2030 (a) (i)	501,665	499,258
Series 2019-34A, Class A1R, 6.57%, 1/20/2035 (a) (i)	1,950,000	1,933,638
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (a)	613,932	588,706
SEE NOTES TO FINANCIAL STATEMENTS.

74	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	168,000	145,460
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	352,805	321,103
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	182,419	165,891
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	329,023	293,463
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	166,163	149,893
OCP CLO Ltd. (Cayman Islands)
Series 2018-15A, Class A1, 6.69%, 7/20/2031 (a) (i)	350,000	348,947
Series 2020-18A, Class AR, 6.68%, 7/20/2032 (a) (i)	320,000	317,663
Series 2015-9A, Class A1R2, 6.56%, 1/15/2033 (a) (i)	1,500,000	1,484,144
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (i)	1,034,976	1,032,424
Octagon Loan Funding Ltd. (Cayman Islands) Series 2014-1A, Class ARR, 6.82%, 11/18/2031 (a) (i)	1,530,000	1,526,940
OHA Credit Partners Ltd. (Cayman Islands) Series 2012-7A, Class AR3, 6.71%, 2/20/2034 (a) (i)	1,500,000	1,490,037
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	468,000	468,115
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	294,000	287,695
OneMain Financial Issuance Trust
Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	186,509	184,145
Series 2023-2A, Class A2, 6.75%, 9/15/2036 (a) (i)	1,780,000	1,781,125
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (a)	48,075	47,909
Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	854,373
Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	421,604	422,058
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,499,918	1,265,583
Palmer Square CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.70%, 1/17/2031 (a) (i)	1,113,437	1,111,385
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-2A, Class A1A, 6.67%, 7/16/2031 (a) (i)	850,000	847,283
Series 2015-1A, Class A1A4, 6.77%, 5/21/2034 (a) (i)	510,000	507,760
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 6.36%, 4/15/2030 (a) (i)	547,006	543,582
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	666,750	640,238
PMT Issuer Trust-FMSR
Series 2021-FT1, Class A, 8.43%, 3/25/2026 (a) (i)	600,000	579,924
Series 2022-FT1, Class A, 9.49%, 6/25/2027 (a) (i)	1,200,000	1,197,050
PNMAC GMSR Issuer Trust Series 2022-GT1, Class A, 9.54%, 5/25/2027 (a) (i)	343,000	341,713
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (h)	151,112	149,257
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (a)	736,000	696,020
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (h)	1,000,000	894,673
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (h)	134,209	127,180
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	800,000	673,158
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	253,792	253,140
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	219,954	220,080
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	203,034	204,737
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	168,332	169,587
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	2,000,000	1,879,916
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	429,679
Series 2022-2, Class C, 3.76%, 7/16/2029	1,550,000	1,483,382
Series 2022-4, Class C, 5.00%, 11/15/2029	1,130,000	1,105,182
Series 2023-3, Class C, 5.77%, 11/15/2030	220,000	218,834
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	176,394
SBA Small Business Investment Cos. Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,400,000	2,376,355
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	248,395	226,582
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	75

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	167,572	167,255
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.53%, 4/16/2031 (a) (i)	1,052,830	1,045,955
Series 2020-23A, Class AR, 6.59%, 1/15/2034 (a) (i)	600,000	595,504
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (a)	770,000	736,768
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	400,000	412,243
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	184,945	186,021
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (a)	101,000	93,434
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	31,736	29,910
Series 2016-1, Class B, 3.65%, 1/7/2026	26,447	24,546
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 17.81%, 2/20/2030 (a) (i)	493,765	493,765
Series 2022-PT3, Class A, 19.73%, 4/20/2030 ‡ (a) (i)	315,335	318,967
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	1,500,000	1,392,428
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	500,000	493,674
Voya CLO Ltd. (Cayman Islands) Series 2020-2A, Class A1R, 6.74%, 7/19/2034 (a) (i)	1,000,000	993,584
Westlake Automobile Receivables Trust
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	504,000	493,761
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	432,000	423,201
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375,000	370,889
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	405,000	399,701
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	920,000	918,634
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	437,000	435,782
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	632,000	629,425
Total Asset-Backed Securities (Cost $166,442,198)		164,957,182
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 21.8%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,448,342
Pool # WN2184, 2.50%, 4/1/2032	330,000	271,811
Pool # WN2270, 3.95%, 10/1/2032	600,000	545,171
Pool # WN2271, 3.95%, 10/1/2032	450,000	408,881
Pool # WN2290, 3.80%, 11/1/2032	470,000	423,373
Pool # WN2298, 4.35%, 11/1/2032	580,000	539,806
Pool # WA3236, 4.75%, 11/1/2032	577,222	546,566
Pool # WN1205, 4.60%, 1/1/2033	390,000	365,746
Pool # WN1206, 4.60%, 1/1/2033	537,000	504,351
Pool # WN2308, 4.90%, 1/1/2033	200,000	190,041
FNMA UMBS, 30 Year Pool # MA5073, 6.00%, 7/1/2053	18,678,293	18,726,245
FNMA, Other Pool # BS9065, 4.62%, 7/1/2028	1,500,000	1,465,502
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 9/25/2053 (j)	25,850,000	23,104,447
GNMA II, 30 Year
Pool # MA8151, 4.50%, 7/20/2052	30	29
Pool # MA8493, 6.50%, 12/20/2052	11,910,938	12,065,821
Pool # MA8573, 7.00%, 1/20/2053	7,519,349	7,681,013
Pool # MA8649, 6.00%, 2/20/2053	498,903	501,800
Pool # MA8651, 7.00%, 2/20/2053	200,000	204,307
Pool # MA8729, 7.00%, 3/20/2053	1,000,001	1,023,932
Pool # MA9109, 7.00%, 8/20/2053	2,159,114	2,231,524
Pool # MA9110, 7.50%, 8/20/2053	560,000	579,183
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2053 (j)	6,883,000	6,813,095
TBA, 6.00%, 9/15/2053 (j)	25,897,000	25,980,963
TBA, 6.50%, 9/15/2053 (j)	26,000,000	26,332,109
Total Mortgage-Backed Securities (Cost $132,020,737)		131,954,058
Commercial Mortgage-Backed Securities — 13.8%
BANK
Series 2022-BNK39, Class XA, IO, 0.53%, 2/15/2055 (i)	8,064,600	220,918
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	700,000	403,554
Series 2020-BN28, Class XA, IO, 1.88%, 3/15/2063 (i)	4,136,987	380,068
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	320,000	137,613
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (i)	4,500,000	287,392
Series 2023-C20, Class XA, IO, 1.07%, 7/15/2056 (i)	13,298,636	747,456
SEE NOTES TO FINANCIAL STATEMENTS.

76	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	682,414
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	692,195
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (i)	800,000	740,278
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (i)	604,000	618,856
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (i)	1,580,000	1,551,969
BX Series 2021-MFM1, Class A, 6.12%, 1/15/2034 (a) (i)	632,972	623,029
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 6.15%, 10/15/2036 (a) (i)	372,506	364,474
Series 2021-VINO, Class A, 6.08%, 5/15/2038 (a) (i)	272,098	266,802
Series 2021-XL2, Class A, 6.11%, 10/15/2038 (a) (i)	664,641	648,585
Series 2021-ACNT, Class A, 6.27%, 11/15/2038 (a) (i)	850,000	834,275
BX Trust
Series 2022-LBA6, Class A, 6.31%, 1/15/2039 (a) (i)	155,000	151,694
Series 2022-FOX2, Class A2, 6.06%, 4/15/2039 (a) (i)	543,570	526,186
CD Mortgage Trust Series 2018-CD7, Class C, 5.00%, 8/15/2051 (i)	580,000	472,833
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class B, 5.10%, 11/10/2046 (i)	100,000	98,649
Series 2018-C5, Class XA, IO, 0.83%, 6/10/2051 (i)	1,482,636	39,905
Series 2018-C6, Class XA, IO, 0.93%, 11/10/2051 (i)	2,140,543	65,522
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (i)	65,000	53,982
Commercial Mortgage Trust
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (i)	500,000	388,389
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (i)	65,000	59,216
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 6.34%, 5/15/2036 (a) (i)	588,536	587,862
FHLMC Series K-153, Class X1, IO, 0.60%, 12/25/2032 (i)	16,500,000	581,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (i)	2,000,000	135,733
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (i)	2,000,000	140,216
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (i)	2,500,000	379,941
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (i)	5,600,000	426,550
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K038, Class X1, IO, 1.23%, 3/25/2024 (i)	59,306,271	200,770
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (i)	5,582,276	69,184
Series K738, Class X1, IO, 1.51%, 1/25/2027 (i)	14,846,257	604,217
Series K740, Class X1, IO, 0.83%, 9/25/2027 (i)	15,765,278	400,236
Series K072, Class X1, IO, 0.49%, 12/25/2027 (i)	15,390,520	209,403
Series K741, Class X1, IO, 0.65%, 12/25/2027 (i)	1,442,695	28,542
Series K742, Class X1, IO, 0.87%, 3/25/2028 (i)	2,766,878	65,263
Series K742, Class X3, IO, 2.68%, 4/25/2028 (i)	5,000,000	475,373
Series K743, Class X1, IO, 1.03%, 5/25/2028 (i)	1,651,826	59,744
Series K745, Class X1, IO, 0.77%, 8/25/2028 (i)	15,956,731	435,603
Series K084, Class X3, IO, 2.31%, 11/25/2028 (i)	751,485	72,963
Series K091, Class X1, IO, 0.71%, 3/25/2029 (i)	8,814,443	234,099
Series K096, Class X3, IO, 2.11%, 7/25/2029 (i)	8,380,000	789,228
Series K100, Class X1, IO, 0.77%, 9/25/2029 (i)	54,839,095	1,780,198
Series K104, Class X1, IO, 1.25%, 1/25/2030 (i)	9,320,112	517,439
Series K109, Class X1, IO, 1.70%, 4/25/2030 (i)	5,950,127	479,503
Series K110, Class X1, IO, 1.81%, 4/25/2030 (i)	8,851,093	747,674
Series K115, Class X1, IO, 1.43%, 6/25/2030 (i)	7,968,779	557,691
Series K119, Class X1, IO, 1.02%, 9/25/2030 (i)	7,347,458	369,495
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	77

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K120, Class X1, IO, 1.13%, 10/25/2030 (i)	21,761,559	1,194,916
Series K123, Class X1, IO, 0.86%, 12/25/2030 (i)	18,421,238	792,837
Series K129, Class X3, IO, 3.27%, 5/25/2031 (i)	8,000,000	1,462,796
Series K133, Class X1, IO, 0.44%, 9/25/2031 (i)	7,471,894	170,585
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (i)	192	6
Series K157, Class X3, IO, 3.33%, 9/25/2033 (i)	1,800,000	389,525
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (i)	1,187,651	53,040
Series Q012, Class X, IO, 4.09%, 9/25/2035 (i)	408,724	74,341
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (i)	412,676	15,927
Series K067, Class X3, IO, 2.19%, 9/25/2044 (i)	1,575,428	108,171
Series K060, Class X3, IO, 1.96%, 12/25/2044 (i)	11,950,000	640,576
Series K071, Class X3, IO, 2.08%, 11/25/2045 (i)	8,700,000	639,711
Series K085, Class X3, IO, 2.39%, 12/25/2045 (i)	1,850,000	178,549
Series K097, Class X3, IO, 2.09%, 9/25/2046 (i)	3,000,000	284,468
Series K083, Class X3, IO, 2.37%, 11/25/2046 (i)	621,062	59,199
Series K737, Class X3, IO, 1.83%, 1/25/2048 (i)	11,779,376	590,697
Series K121, Class X3, IO, 2.87%, 11/25/2048 (i)	5,000,000	758,513
Series K126, Class X3, IO, 2.72%, 1/25/2049 (i)	2,950,000	434,769
Series K124, Class X3, IO, 2.71%, 2/25/2049 (i)	5,000,000	719,916
Series K741, Class X3, IO, 2.53%, 3/25/2049 (i)	13,766,615	1,160,012
Series K743, Class X3, IO, 3.06%, 6/25/2049 (i)	13,000,000	1,446,205
Series 2021-MN3, Class M2, 9.29%, 11/25/2051 (a) (i)	3,200,000	3,053,251
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 1.04%, 2/10/2056 (i)	5,685,871	175,746
FNMA ACES
Series 2020-M3, Class X1, IO, 0.44%, 2/25/2030 (i)	3,554,169	62,178
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (i)	2,833,478	38,707
Series 2020-M31, Class AB, 0.50%, 10/25/2032	73,297	57,549
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.12%, 4/25/2024 (a) (i)	145,324	143,937
Series 2017-KF36, Class B, 7.87%, 8/25/2024 (a) (i)	902,075	879,913
Series 2017-KF38, Class B, 7.72%, 9/25/2024 (a) (i)	828,828	809,338
Series 2018-KF45, Class B, 7.17%, 3/25/2025 (a) (i)	768,233	734,247
Series 2018-KF47, Class B, 7.22%, 5/25/2025 (a) (i)	243,085	235,335
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (i)	25,000	23,380
Series 2018-KF53, Class B, 7.27%, 10/25/2025 (i)	24,588	23,593
Series 2019-KF60, Class B, 7.57%, 2/25/2026 (a) (i)	807,494	773,967
Series 2019-KF62, Class B, 7.27%, 4/25/2026 (a) (i)	5,755	5,332
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (i)	150,000	141,592
Series 2019-KF72, Class B, 7.32%, 11/25/2026 (a) (i)	730,796	682,154
Series 2017-KF40, Class B, 7.92%, 11/25/2027 (a) (i)	943,700	868,281
Series 2018-KF43, Class B, 7.37%, 1/25/2028 (a) (i)	21,473	20,229
Series 2018-KF50, Class B, 7.12%, 7/25/2028 (a) (i)	3,383	2,996
Series 2018-KF54, Class B, 7.42%, 11/25/2028 (i)	679,860	622,054
Series 2019-KF59, Class B, 7.57%, 2/25/2029 (a) (i)	675,975	633,812
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,784,415	74,031
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	462,070
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	42,933
Series 2019-KF67, Class C, 11.22%, 8/25/2029 (a) (i)	3,247,611	2,696,532
Series 2020-KF76, Class B, 7.97%, 1/25/2030 (a) (i)	811,471	753,135
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (i)	300,000	248,105
SEE NOTES TO FINANCIAL STATEMENTS.

78	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-KF149, Class CS, 11.25%, 12/25/2032 (a) (i)	499,921	510,350
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	64,933,479	438,859
Series 2014-K38, Class B, 4.37%, 6/25/2047 (a) (i)	335,000	329,465
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (i)	100,000	95,474
Series 2017-K724, Class D, PO, 12/25/2049 (a)	500,000	483,940
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (i)	415,000	387,706
Series 2018-K730, Class B, 3.92%, 2/25/2050 (a) (i)	200,000	192,469
Series 2019-K91, Class C, 4.40%, 4/25/2051 (a) (i)	250,000	227,563
GNMA
Series 2015-93, IO, 0.28%, 11/16/2054 (i)	30,740,960	247,428
Series 2015-33, IO, 0.26%, 2/16/2056 (i)	48,270,890	417,674
Series 2017-53, IO, 0.53%, 11/16/2056 (i)	4,422,141	136,497
Series 2017-158, IO, 0.46%, 9/16/2057 (i)	3,530,385	91,782
Series 2018-45, IO, 0.54%, 3/16/2059 (i)	12,724,724	420,469
Series 2023-108, IO, 0.70%, 8/16/2059 (i)	13,547,220	487,173
Series 2019-109, IO, 0.80%, 4/16/2060 (i)	5,688,058	309,464
Series 2020-184, IO, 0.91%, 11/16/2060 (i)	9,403,222	571,458
Series 2021-90, IO, 0.83%, 5/16/2061 (i)	18,068,692	1,095,579
Series 2021-147, IO, 0.99%, 6/16/2061 (i)	3,017,463	208,785
Series 2019-154, IO, 0.58%, 9/16/2061 (i)	7,312,962	303,699
Series 2021-218, IO, 0.96%, 10/16/2061 (i)	333,061	23,257
Series 2020-120, IO, 0.76%, 5/16/2062 (i)	5,977,635	337,277
Series 2020-100, IO, 0.78%, 5/16/2062 (i)	5,757,596	328,101
Series 2020-194, IO, 1.08%, 6/16/2062 (i)	8,555,725	612,520
Series 2020-161, IO, 1.05%, 8/16/2062 (i)	5,045,690	344,115
Series 2021-71, IO, 0.87%, 10/16/2062 (i)	3,642,774	227,155
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-35, IO, 1.03%, 12/16/2062 (i)	3,239,793	232,431
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (i)	6,483,857	507,301
Series 2021-40, IO, 0.82%, 2/16/2063 (i)	3,168,887	193,554
Series 2021-120, IO, 0.99%, 2/16/2063 (i)	6,512,881	454,882
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (i)	3,304,675	197,950
Series 2021-106, IO, 0.86%, 4/16/2063 (i)	5,022,103	327,417
Series 2021-151, IO, 0.92%, 4/16/2063 (i)	8,043,804	544,475
Series 2021-60, IO, 0.83%, 5/16/2063 (i)	2,266,027	134,455
Series 2021-126, IO, 0.85%, 5/16/2063 (i)	9,847,732	640,444
Series 2021-10, IO, 0.99%, 5/16/2063 (i)	4,975,446	343,841
Series 2021-170, IO, 0.99%, 5/16/2063 (i)	2,352,621	167,411
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (i)	1,738,108	85,669
Series 2021-133, IO, 0.88%, 7/16/2063 (i)	9,079,034	599,052
Series 2021-61, IO, 1.03%, 8/16/2063 (i)	1,400,201	96,944
Series 2023-15, Class AB, 4.00%, 8/16/2063 (i)	745,055	693,235
Series 2021-110, IO, 0.87%, 11/16/2063 (i)	5,781,058	372,937
Series 2021-200, IO, 0.88%, 11/16/2063 (i)	1,996,646	136,032
Series 2021-180, IO, 0.91%, 11/16/2063 (i)	8,996,031	617,566
Series 2021-185, IO, 1.10%, 11/16/2063 (i)	1,512,973	120,218
Series 2021-220, IO, 0.83%, 12/16/2063 (i)	11,193,754	707,615
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (i)	1,257,817	72,890
Series 2021-224, IO, 0.78%, 4/16/2064 (i)	1,950,480	126,614
Series 2022-149, IO, 0.45%, 6/16/2064 (i)	13,347,109	600,854
Series 2022-134, IO, 0.51%, 6/16/2064 (i)	2,961,132	138,818
Series 2022-165, IO, 0.59%, 6/16/2064 (i)	9,653,859	531,523
Series 2022-80, IO, 0.59%, 6/16/2064 (i)	1,171,765	58,267
Series 2022-62, IO, 0.62%, 6/16/2064 (i)	1,957,902	104,401
Series 2022-52, IO, 0.77%, 6/16/2064 (i)	9,787,166	563,381
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	79

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-141, IO, 0.78%, 6/16/2064 (i)	2,973,272	209,683
Series 2022-210, IO, 0.70%, 7/16/2064 (i)	2,183,642	141,067
Series 2022-199, IO, 0.76%, 7/16/2064 (i)	3,968,374	260,590
Series 2023-15, IO, 0.92%, 8/16/2064 (i)	1,790,088	134,008
Series 2023-36, IO, 0.95%, 10/16/2064 (i)	6,014,403	418,038
Series 2023-26, IO, 0.97%, 4/16/2065 (i)	4,977,853	359,775
Series 2023-51, IO, 1.11%, 5/16/2065 (i)	11,950,784	1,026,564
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	750,000	575,990
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	800,000	392,147
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 7.56%, 10/15/2039 (a) (i)	104,962	104,600
Series 2022-LPF2, Class E, 11.25%, 10/15/2039 (a) (i)	240,000	237,561
JPMBB Commercial Mortgage Securities Trust Series 2015-C33, Class C, 4.79%, 12/15/2048 (i)	150,000	121,281
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (i)	1,050,000	832,325
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (i)	850,000	719,330
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.13%, 12/15/2046 (a) (i)	1,500,000	1,278,794
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.01%, 4/15/2047 (a) (i)	1,337,000	1,208,645
Series 2014-C16, Class AS, 4.09%, 6/15/2047	600,000	571,944
Series 2014-C18, Class B, 4.58%, 10/15/2047 (i)	100,000	95,025
Series 2016-C31, Class C, 4.40%, 11/15/2049 (i)	100,000	77,216
Series 2015-C23, Class B, 4.28%, 7/15/2050 (i)	900,000	825,550
Morgan Stanley Capital I Trust Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	500,000	250,442
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	400,000	247,536
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MSC Trust Series 2021-ILP, Class A, 6.20%, 11/15/2023 (a) (i)	239,209	233,806
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 6.72%, 3/15/2039 (a) (i)	1,190,000	1,174,332
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.65%, 10/25/2049 (a) (i)	1,892,893	1,843,092
Series 2020-01, Class M10, 9.15%, 3/25/2050 (a) (i)	3,900,000	3,793,171
TPGI Trust Series 2021-DGWD, Class A, 6.12%, 6/15/2026 (a) (i)	335,592	329,166
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (a)	153,264	143,008
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (i)	255,871	242,556
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (i)	534,801	509,613
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	250,000	150,664
Series 2022-C62, Class C, 4.50%, 4/15/2055 (i)	100,000	73,445
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class C, 3.91%, 5/15/2045 (i)	18,560	17,762
Series 2014-C22, Class C, 3.91%, 9/15/2057 (i)	100,000	78,236
Series 2014-C22, Class B, 4.37%, 9/15/2057 (i)	100,000	87,389
Total Commercial Mortgage-Backed Securities (Cost $88,331,956)		83,807,020
Collateralized Mortgage Obligations — 7.6%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (i)	800,000	712,154
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.83%, 4/25/2046 (i)	149,361	123,810
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	392,451	395,221
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2B1, 9.75%, 7/25/2031 (a) (i)	1,500,000	1,587,729
Series 2019-R04, Class 2B1, 10.65%, 6/25/2039 (a) (i)	716,662	755,818
Series 2019-R07, Class 1B1, 8.80%, 10/25/2039 (a) (i)	670,000	679,925
SEE NOTES TO FINANCIAL STATEMENTS.

80	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-R01, Class 1B1, 8.65%, 1/25/2040 (a) (i)	1,500,000	1,502,959
Series 2022-R06, Class 1M2, 9.14%, 5/25/2042 (a) (i)	1,100,000	1,141,222
Series 2023-R02, Class 1M1, 7.59%, 1/25/2043 (a) (i)	292,175	295,827
Series 2023-R02, Class 1M2, 8.64%, 1/25/2043 (a) (i)	550,000	563,372
Series 2023-R02, Class 1B1, 10.84%, 1/25/2043 (a) (i)	350,000	371,875
Series 2023-R04, Class 1M1, 7.60%, 5/25/2043 (a) (i)	1,139,816	1,157,659
Series 2023-R04, Class 1M2, 8.85%, 5/25/2043 (a) (i)	500,000	518,750
Series 2023-R06, Class 1M2, 7.99%, 7/25/2043 (a) (i)	680,000	683,828
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (i)	117,683	109,258
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class M2, 7.54%, 8/25/2033 (a) (i)	1,864,815	1,843,835
Series 2022-DNA3, Class M1B, 8.19%, 4/25/2042 (a) (i)	500,000	508,528
FHLMC STACR Trust
Series 2019-HQA1, Class B1, 9.80%, 2/25/2049 (a) (i)	750,000	809,768
Series 2019-DNA2, Class B1, 9.75%, 3/25/2049 (a) (i)	1,000,000	1,071,880
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.55%, 10/25/2029 (i)	250,000	273,125
Series 2017-DNA3, Class B1, 9.85%, 3/25/2030 (i)	1,550,000	1,681,295
FHLMC, REMIC Series 5164, Class J, 2.50%, 5/25/2049	1,367,063	1,163,333
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 11.15%, 7/25/2029 (i)	2,400,000	2,702,549
Series 2017-C02, Class 2B1, 10.90%, 9/25/2029 (i)	2,120,000	2,340,678
Series 2017-C03, Class 1B1, 10.25%, 10/25/2029 (i)	780,000	855,261
Series 2017-C04, Class 2B1, 10.45%, 11/25/2029 (i)	1,650,000	1,803,831
Series 2017-C05, Class 1B1, 9.00%, 1/25/2030 (i)	1,090,558	1,149,964
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-C06, Class 1B1, 9.55%, 2/25/2030 (i)	450,000	481,524
Series 2017-C07, Class 1B1, 9.40%, 5/25/2030 (i)	790,000	843,325
Series 2018-C01, Class 1B1, 8.95%, 7/25/2030 (i)	1,346,000	1,423,395
Series 2018-C03, Class 1B1, 9.15%, 10/25/2030 (i)	3,647,000	3,909,363
Series 2021-R02, Class 2B1, 8.59%, 11/25/2041 (a) (i)	64,000	64,000
Series 2021-R02, Class 2B2, 11.49%, 11/25/2041 (a) (i)	26,000	26,071
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (i)	479,317	431,725
GNMA
Series 2014-181, Class SL, IF, IO, 0.17%, 12/20/2044 (i)	507,469	41,879
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	969,822	136,041
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,460,260	199,507
Series 2021-117, Class ES, IF, IO, 0.87%, 7/20/2051 (i)	1,695,233	176,876
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	151,627	23,530
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,038,416	428,817
0.43%, 7/16/2057 (i)	50,000,000	839,845
1.16%, 7/16/2065 (i)	4,500,000	372,798
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (h)	1,160,000	1,154,252
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (h)	500,000	498,569
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (h)	270,000	259,622
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (h)	260,000	256,093
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (i)	132,629	115,915
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (i)	277,769	249,421
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (i)	197,059	176,925
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	635,028	630,382
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	81

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (h)	393,319	395,076
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.08%, 8/25/2025 (a) (i)	280,000	278,114
PRPM LLC Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (h)	661,230	644,783
STACR Trust
Series 2018-HRP2, Class M3, 7.80%, 2/25/2047 (a) (i)	1,183,586	1,205,044
Series 2018-HRP2, Class B1, 9.60%, 2/25/2047 (a) (i)	600,000	637,500
Series 2018-DNA3, Class B1, 9.30%, 9/25/2048 (a) (i)	300,000	321,000
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	250,000	185,495
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (h)	822,903	813,417
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (h)	647,108	644,773
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	957,488	947,248
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	500,000	448,550
Total Collateralized Mortgage Obligations (Cost $45,658,532)		46,064,329
Foreign Government Securities — 2.7%
Banque Centrale de Tunisie 5.75%, 1/30/2025 (f)	200,000	136,084
Dominican Republic Government Bond
5.50%, 2/22/2029 (f)	350,000	326,840
7.05%, 2/3/2031 (a)	510,000	505,945
7.05%, 2/3/2031 (f)	200,000	198,410
6.00%, 2/22/2033 (a)	150,000	138,288
6.00%, 2/22/2033 (f)	500,000	460,960
6.40%, 6/5/2049 (f)	150,000	125,304
5.88%, 1/30/2060 (f)	150,000	115,007
Federal Republic of Nigeria
7.63%, 11/21/2025 (f)	600,000	569,616
6.50%, 11/28/2027 (f)	800,000	685,456
7.38%, 9/28/2033 (f)	400,000	304,988
8.25%, 9/28/2051 (a)	200,000	142,458
Federative Republic of Brazil 3.75%, 9/12/2031	200,000	171,936
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (f)	400,000	368,068
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

7.38%, 10/10/2047 (f)	200,000	174,442
Islamic Republic of Pakistan 6.00%, 4/8/2026 (f)	200,000	102,910
Kingdom of Bahrain
7.38%, 5/14/2030 (f)	200,000	204,670
5.45%, 9/16/2032 (f)	200,000	178,960
7.50%, 9/20/2047 (f)	200,000	183,978
Kingdom of Morocco 6.50%, 9/8/2033 (f)	400,000	400,924
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	200,000	198,562
Republic of Angola
9.50%, 11/12/2025 (f)	400,000	392,748
8.25%, 5/9/2028 (f)	200,000	174,540
8.00%, 11/26/2029 (f)	400,000	329,644
9.13%, 11/26/2049 (f)	200,000	147,932
Republic of Armenia 3.60%, 2/2/2031 (f)	200,000	157,292
Republic of Colombia 3.00%, 1/30/2030	200,000	158,690
Republic of Costa Rica
6.13%, 2/19/2031 (f)	200,000	199,170
6.55%, 4/3/2034 (a)	620,000	623,683
7.00%, 4/4/2044 (f)	400,000	395,244
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (f)	400,000	376,660
5.75%, 12/31/2032 (f) (h)	283,473	256,098
6.13%, 6/15/2033 (f)	600,000	511,152
Republic of El Salvador
6.38%, 1/18/2027 (f)	250,000	194,505
7.12%, 1/20/2050 (f)	150,000	99,395
Republic of Ghana
6.38%, 2/11/2027 (f) (k)	200,000	86,278
8.75%, 3/11/2061 (f) (k)	200,000	82,258
Republic of Guatemala 6.60%, 6/13/2036 (a)	400,000	401,000
Republic of Honduras 6.25%, 1/19/2027 (f)	150,000	141,673
Republic of Iraq 5.80%, 1/15/2028 (f)	731,250	671,931
Republic of Kenya
7.00%, 5/22/2027 (f)	200,000	177,008
8.00%, 5/22/2032 (f)	200,000	165,138
Republic of Namibia 5.25%, 10/29/2025 (f)	200,000	189,000
Republic of Panama 6.40%, 2/14/2035	200,000	205,142
Republic of Paraguay
5.85%, 8/21/2033 (a)	200,000	196,718
6.10%, 8/11/2044 (f)	400,000	369,980
5.40%, 3/30/2050 (a)	200,000	166,886
Republic of Rwanda 5.50%, 8/9/2031 (a)	200,000	153,810
Republic of Senegal
6.25%, 5/23/2033 (f)	500,000	408,255
SEE NOTES TO FINANCIAL STATEMENTS.

82	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
6.75%, 3/13/2048 (f)	200,000	138,884
Republic of Serbia 6.50%, 9/26/2033 (a)	200,000	197,014
Republic of South Africa
4.30%, 10/12/2028	200,000	176,384
5.88%, 4/20/2032	200,000	176,616
6.25%, 3/8/2041	100,000	81,005
Republic of Turkey
9.38%, 3/14/2029	200,000	207,210
9.38%, 1/19/2033	200,000	208,222
Republic of Uzbekistan 5.38%, 2/20/2029 (f)	200,000	182,428
Romania Government Bond 6.63%, 2/17/2028 (f)	200,000	206,492
State of Mongolia
3.50%, 7/7/2027 (f)	200,000	167,402
4.45%, 7/7/2031 (f)	200,000	154,618
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (f)	400,000	404,332
6.50%, 3/8/2047 (f)	400,000	374,760
6.75%, 1/17/2048 (f)	200,000	193,052
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	400,000	407,768
Total Foreign Government Securities (Cost $17,470,693)		16,401,823
Municipal Bonds — 0.1% (a) (i) (j) (l)
California — 0.1%
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (Cost $600,000)	600,000	600,044
	SHARES
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (m) (n) (Cost $2,637,620)	2,636,829	2,637,620
Total Investments — 112.3% (Cost $691,680,119)		680,020,129
Liabilities in Excess of Other Assets — (12.3)%		(74,749,221)
NET ASSETS — 100.0%		605,270,908

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $2,670,004 or 0.44% of the
Fund’s net assets as of August 31, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	83

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(f)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2023.
Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	194	12/19/2023	USD	21,537,031	167,905
U.S. Treasury Long Bond	4	12/19/2023	USD	486,250	5,132
U.S. Treasury Ultra Bond	10	12/19/2023	USD	1,294,375	15,611
U.S. Treasury 2 Year Note	160	12/29/2023	USD	32,616,250	65,414
U.S. Treasury 5 Year Note	604	12/29/2023	USD	64,599,688	352,846
					606,908
Short Contracts
U.S. Treasury 10 Year Ultra Note	(112)	12/19/2023	USD	(13,000,749)	(102,162)
U.S. Treasury Ultra Bond	(47)	12/19/2023	USD	(6,083,563)	(73,799)
					(175,961)
					430,947

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	762,680,703	USD	5,396,518	BNP Paribas	9/15/2023	(146,271)
JPY	69,831,790	USD	484,956	HSBC Bank, NA	9/15/2023	(4,238)
Net unrealized depreciation						(150,509)

SEE NOTES TO FINANCIAL STATEMENTS.

84	August 31, 2023

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD2,200,000	17,660	(43,288)	(25,628)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD5,000,000	8,422	(66,667)	(58,245)
							26,082	(109,955)	(83,873)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD12,188,000	(43,775)	(424,141)	(467,916)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD14,112,000	(85,297)	(456,484)	(541,781)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD31,100,000	(704,717)	(489,260)	(1,193,977)
						(833,789)	(1,369,885)	(2,203,674)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	85

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD1,800,000	9,359	59,746	69,105

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	26,082	(83,873)
SEE NOTES TO FINANCIAL STATEMENTS.

86	August 31, 2023

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 56.3%
Australia — 0.8%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	139,064
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	979,381
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	445,653
2.85%, 4/27/2031 (b)	450,000	366,771
2.63%, 9/23/2031 (b)	1,099,000	874,680
5.70%, 5/8/2033 (b)	96,000	94,061
		2,899,610
Austria — 0.2%
ams-OSRAM AG 6.00%, 7/31/2025 (a)	EUR200,000	199,087
Benteler International AG
9.38%, 5/15/2028 (b)	EUR116,000	128,021
9.38%, 5/15/2028 (a)	EUR200,000	220,539
		547,647
Belgium — 0.9%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR400,000	440,946
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (d)	200,000	198,005
(EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/18/2029 (a) (d)	EUR300,000	311,640
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR700,000	688,112
Sarens Finance Co. NV 5.75%, 2/21/2027 (a)	EUR300,000	281,389
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.43%, 11/12/2023 (a) (d) (e) (f)	EUR100,000	108,183
Solvay SA (EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a) (d) (e) (f)	EUR800,000	863,143
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR500,000	504,727
		3,396,145
Brazil — 0.3%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	330,208
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brazil — continued
Guara Norte SARL 5.20%, 6/15/2034 (b)	287,384	251,461
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	193,348
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	40,625
7.00%, 3/16/2047 (a)	200,000	199,046
Vale Overseas Ltd. 6.13%, 6/12/2033	130,000	128,704
		1,143,392
Canada — 0.9%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	340,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (d)	570,000	492,096
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	66,191
Emera US Finance LP 2.64%, 6/15/2031	1,272,000	1,013,778
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	236,000	226,560
Federation des Caisses Desjardins du Quebec (SOFRINDX + 1.09%), 5.28%, 1/23/2026 (b) (d)	510,000	503,571
TransCanada PipeLines Ltd. 2.50%, 10/12/2031	500,000	398,394
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.88%, 8/15/2076 (d)	57,000	52,563
		3,093,455
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	338,324	243,079
Kenbourne Invest SA 6.88%, 11/26/2024 (b)	200,000	167,718
		410,797
China — 0.8%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a)	530,000	45,050
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	150,022
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	87

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — continued
Huarong Finance 2019 Co. Ltd. 2.13%, 9/30/2023 (a)	200,000	198,528
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (a)	300,000	192,858
NXP BV
5.55%, 12/1/2028	1,472,000	1,469,311
2.50%, 5/11/2031	485,000	390,348
2.65%, 2/15/2032	40,000	31,898
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR500,000	453,336
		2,931,351
Colombia — 0.1%
AI Candelaria Spain SA 5.75%, 6/15/2033 (b)	250,000	181,340
Denmark — 0.2%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (d)	262,000	262,120
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (d)	EUR500,000	456,950
		719,070
France — 8.5%
Accor SA 3.00%, 2/4/2026 (a) (g)	EUR700,000	728,361
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,047,814
1.38%, 5/13/2031 (a)	EUR300,000	279,600
Altice France SA 3.38%, 1/15/2028 (a)	EUR1,000,000	759,099
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	815,214
3.25%, 1/19/2033 (a)	EUR600,000	625,253
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (d)	EUR600,000	616,983
Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR725,000	771,413
BPCE SA
5.15%, 7/21/2024 (b)	600,000	592,610
4.88%, 4/1/2026 (b)	450,000	434,066
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (d)	2,038,000	2,027,675
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (d)	EUR400,000	385,563
4.38%, 7/13/2028 (a)	EUR500,000	542,536
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	480,000	370,942
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (d)	250,000	193,270
Burger King France SAS (EURIBOR 3 Month + 4.75%), 8.48%, 11/1/2026 (a) (d)	EUR250,000	272,297
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (a) (g)	EUR300,000	4,229
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR739,000	696,159
CGG SA 7.75%, 4/1/2027 (a)	EUR434,000	407,076
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (d)	1,000,000	896,333
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (d)	GBP500,000	620,109
2.00%, 3/25/2029 (a)	EUR200,000	188,423
Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (d)	EUR300,000	311,704
Electricite de France SA
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (d) (e) (f)	EUR1,000,000	1,050,464
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR1,000,000	840,371
6.25%, 5/23/2033 (b)	500,000	514,480
Elis SA 1.63%, 4/3/2028 (a)	EUR1,100,000	1,049,866
Forvia SE
2.63%, 6/15/2025 (a)	EUR300,000	314,996
3.13%, 6/15/2026 (a)	EUR600,000	616,433
2.38%, 6/15/2027 (a)	EUR600,000	577,481
3.75%, 6/15/2028 (a)	EUR700,000	692,629
iliad SA
5.38%, 6/14/2027 (a)	EUR400,000	428,969
1.88%, 2/11/2028 (a)	EUR700,000	649,981
5.63%, 2/15/2030 (a)	EUR500,000	527,122
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	301,252
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
4.50%, 2/15/2027 (b)	EUR288,000	296,678
Lune Holdings SARL 5.63%, 11/15/2028 (a)	EUR375,000	333,852
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (d) (e) (f)	EUR200,000	206,306
(EUR Swap Annual 5 Year + 3.99%), 5.00%, 10/1/2026 (a) (d) (e) (f)	EUR400,000	431,593
(EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR700,000	638,507
Paprec Holding SA
4.00%, 3/31/2025 (a)	EUR100,000	106,402
3.50%, 7/1/2028 (a)	EUR473,000	464,173
Parts Europe SA 6.50%, 7/16/2025 (a)	EUR400,000	432,990
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	508,967
2.00%, 9/28/2026 (a)	EUR600,000	598,041
1.13%, 10/4/2027 (a)	EUR800,000	747,016
Rexel SA 2.13%, 6/15/2028 (a)	EUR600,000	580,365
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	394,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (d)	501,000	404,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (d)	580,000	590,757
7.37%, 1/10/2053 (b)	336,000	326,066
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	618,802
TotalEnergies Capital International SA 3.13%, 5/29/2050	50,000	34,561
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (a) (d) (e) (f)	EUR750,000	790,507
Vallourec SA 8.50%, 6/30/2026 (a)	EUR500,000	541,508
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	380,607
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	96,785
		30,674,271
Germany — 4.6%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (b)	EUR308,000	307,479
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (a)	EUR800,000	833,345
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR300,000	294,727
4.38%, 1/15/2028 (a)	EUR450,000	445,182
Commerzbank AG (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (d)	EUR500,000	516,387
CT Investment GmbH 5.50%, 4/15/2026 (a)	EUR206,000	208,689
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	1,075,000	1,073,316
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	450,000	337,918
Deutsche Lufthansa AG
2.88%, 2/11/2025 (a)	EUR1,200,000	1,260,692
3.00%, 5/29/2026 (a)	EUR1,000,000	1,025,036
Douglas GmbH 6.00%, 4/8/2026 (a)	EUR700,000	724,888
IHO Verwaltungs GmbH
3.75% (Cash), 9/15/2026 (a) (h)	EUR325,000	332,150
3.88% (Cash), 5/15/2027 (a) (h) (i)	EUR500,000	491,357
8.75% (Cash), 5/15/2028 (b) (h)	EUR263,169	296,508
Kirk Beauty SUN GmbH 9.00% (PIK), 10/1/2026 (a) (h)	EUR100,000	95,407
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (a)	EUR1,000,000	1,089,930
Renk AG 5.75%, 7/15/2025 (a)	EUR300,000	321,692
Schaeffler AG
2.88%, 3/26/2027 (a)	EUR550,000	565,082
3.38%, 10/12/2028 (a)	EUR200,000	197,081
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR747,318	792,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	89

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (a)	EUR400,000	416,390
thyssenkrupp AG
2.88%, 2/22/2024 (a)	EUR600,000	645,691
2.50%, 2/25/2025 (a)	EUR300,000	318,262
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR300,000	295,214
TUI Cruises GmbH 6.50%, 5/15/2026 (a)	EUR350,000	360,053
Volkswagen International Finance NV
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (d) (e) (f)	EUR400,000	408,258
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR500,000	485,247
3.25%, 11/18/2030 (a)	EUR600,000	604,406
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR900,000	896,622
2.50%, 10/23/2027 (a)	EUR400,000	382,409
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR200,000	184,914
3.75%, 9/21/2028 (a)	EUR500,000	491,211
		16,697,665
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	188,000	169,480
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	394,188	342,324
NTPC Ltd. 3.75%, 4/3/2024 (a)	200,000	197,348
		709,152
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	192,068
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	363,744
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	189,958
		745,770
Ireland — 1.3%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	300,000	269,924
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ireland — continued
3.30%, 1/30/2032	600,000	487,582
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (d)	EUR300,000	324,385
(EUR Swap Annual 5 Year + 2.15%), 1.88%, 11/19/2029 (a) (d)	EUR750,000	773,486
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (b)	126,000	122,903
2.88%, 2/15/2025 (b)	265,000	250,040
2.13%, 2/21/2026 (b)	940,000	844,604
4.25%, 4/15/2026 (b)	125,000	117,882
4.38%, 5/1/2026 (b)	60,000	56,562
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (c) (d) (e) (f)	EUR300,000	318,897
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR1,100,000	1,127,182
		4,693,447
Israel — 0.2%
Energean Israel Finance Ltd. 5.38%, 3/30/2028 (a)	150,475	136,749
Energian Israel Finance Ltd. 4.88%, 3/30/2026 (a)	156,000	145,983
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	200,000	195,660
6.50%, 6/30/2027 (a)	165,554	159,644
		638,036
Italy — 4.6%
Assicurazioni Generali SpA
2.43%, 7/14/2031 (a)	EUR200,000	178,723
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (d)	EUR200,000	218,748
Autostrade per l'Italia SpA 1.88%, 9/26/2029 (a)	EUR900,000	826,003
Enel Finance International NV
1.38%, 7/12/2026 (b)	1,460,000	1,294,836
3.50%, 4/6/2028 (b)	200,000	182,008
1.88%, 7/12/2028 (b)	425,000	358,803
0.50%, 6/17/2030 (a)	EUR200,000	172,444
0.88%, 1/17/2031 (a)	EUR493,000	426,444
2.25%, 7/12/2031 (b)	536,000	416,723
5.00%, 6/15/2032 (b)	200,000	187,020
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	804,588
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	240,732
Eni SpA 4.25%, 5/9/2029 (b)	250,000	237,220
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR484,000	455,286
Infrastrutture Wireless Italiane SpA
1.88%, 7/8/2026 (a)	EUR500,000	507,445
1.63%, 10/21/2028 (a)	EUR100,000	95,729
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	292,513
5.25%, 1/13/2030 (a)	EUR145,000	162,173
6.63%, 6/20/2033 (b)	1,220,000	1,203,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (d)	200,000	133,283
Lottomatica SpA 7.13%, 6/1/2028 (b)	EUR237,000	262,773
Mundys SpA
1.63%, 2/3/2025 (a)	EUR300,000	311,519
1.88%, 7/13/2027 (a)	EUR450,000	436,494
1.88%, 2/12/2028 (a)	EUR500,000	466,580
Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR477,000	357,786
Rossini SARL 6.75%, 10/30/2025 (a)	EUR450,000	490,074
Saipem Finance International BV
3.75%, 9/8/2023 (a)	EUR200,000	216,451
2.63%, 1/7/2025 (a)	EUR600,000	627,365
Shiba Bidco SpA 4.50%, 10/31/2028 (a)	EUR650,000	634,345
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR300,000	278,913
Telecom Italia SpA
2.88%, 1/28/2026 (a)	EUR200,000	205,565
3.63%, 5/25/2026 (a)	EUR400,000	419,925
2.38%, 10/12/2027 (a)	EUR1,350,000	1,271,695
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
6.88%, 2/15/2028 (a)	EUR500,000	546,941
1.63%, 1/18/2029 (a)	EUR200,000	169,701
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	200,000	177,658
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (d)	EUR600,000	580,572
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (d)	EUR200,000	219,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (d)	410,000	324,164
		16,392,320
Japan — 0.8%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (d)	707,000	634,343
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,101,078
1.00%, 7/9/2029	EUR363,000	336,505
2.05%, 3/31/2030	546,000	449,224
3.00%, 11/21/2030 (a)	EUR200,000	204,385
3.03%, 7/9/2040	270,000	196,245
		2,921,780
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (a)	380,000	305,303
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	195,970
Luxembourg — 1.5%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR500,000	353,015
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR450,000	231,332
8.00%, 5/15/2027 (b)	EUR123,000	63,231
ARD Finance SA 5.00% (Cash), 6/30/2027 (a) (h) (i)	EUR300,000	246,971
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR403,000	235,976
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	91

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Luxembourg — continued
INEOS Finance plc
3.38%, 3/31/2026 (a)	EUR347,000	355,575
6.63%, 5/15/2028 (a)	EUR200,000	215,786
Matterhorn Telecom SA
3.13%, 9/15/2026 (a)	EUR775,000	787,848
4.00%, 11/15/2027 (a)	EUR100,000	102,064
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR300,000	321,662
PLT VII Finance SARL 4.63%, 1/5/2026 (a)	EUR750,000	787,124
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR900,000	777,941
SES SA
(EUR Swap Annual 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR400,000	375,359
0.88%, 11/4/2027 (a)	EUR130,000	122,863
Summer BC Holdco A SARL 9.25%, 10/31/2027 (a)	EUR90,105	78,505
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR500,000	492,664
		5,547,916
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	293,075
Mexico — 0.6%
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (d)	200,000	172,752
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	488,000	452,315
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	108,132
Petroleos Mexicanos 5.95%, 1/28/2031	1,908,000	1,378,225
Southern Copper Corp. 5.88%, 4/23/2045	140,000	136,812
		2,248,236
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (a)	200,000	178,890
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Netherlands — 2.0%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	194,193
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	196,656
4.80%, 4/18/2026 (b)	200,000	192,494
Cooperatieve Rabobank UA
3.88%, 9/26/2023 (b)	250,000	249,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (d)	365,000	330,016
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR400,000	383,137
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	890,000	826,254
Q-Park Holding I BV 2.00%, 3/1/2027 (a)	EUR500,000	476,436
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR800,000	745,748
Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR568,000	505,663
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (g)	EUR550,000	541,226
UPC Holding BV 3.88%, 6/15/2029 (a)	EUR600,000	538,471
Versuni Group BV 3.13%, 6/15/2028 (a)	EUR436,000	378,221
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR100,000	84,176
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	541,053
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR1,200,000	974,252
		7,157,671
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	412,197
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Norway — 0.5%
DNB Bank ASA
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (d)	GBP1,000,000	1,190,566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (b) (d)	841,000	759,879
		1,950,445
Portugal — 0.8%
EDP - Energias de Portugal SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (d)	EUR1,000,000	997,923
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (d)	EUR400,000	370,188
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (d)	EUR200,000	214,445
EDP Finance BV
3.63%, 7/15/2024 (b)	675,000	660,848
1.50%, 11/22/2027 (a)	EUR750,000	743,834
		2,987,238
South Africa — 0.4%
Anglo American Capital plc
4.00%, 9/11/2027 (b)	500,000	469,710
5.50%, 5/2/2033 (b)	1,170,000	1,124,475
		1,594,185
Spain — 4.8%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR900,000	881,068
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR100,000	90,977
Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (d)	EUR300,000	310,571
Banco Santander SA
5.15%, 8/18/2025	1,400,000	1,377,154
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	800,000	703,171
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (c) (d) (e) (f)	EUR400,000	426,249
1.13%, 3/27/2026 (a)	EUR1,000,000	1,008,007
(EUR Swap Annual 5 Year + 3.62%), 3.75%, 2/15/2029 (a) (d)	EUR800,000	860,564
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	512,919
Cellnex Telecom SA
1.00%, 4/20/2027 (a)	EUR600,000	578,166
1.88%, 6/26/2029 (a)	EUR600,000	556,454
1.75%, 10/23/2030 (a)	EUR600,000	533,734
Cirsa Finance International SARL 4.75%, 5/22/2025 (a)	EUR950,000	1,014,681
eDreams ODIGEO SA
5.50%, 7/15/2027 (b)	EUR307,000	304,747
5.50%, 7/15/2027 (a)	EUR400,000	397,065
Grifols SA
1.63%, 2/15/2025 (a)	EUR550,000	577,905
2.25%, 11/15/2027 (a)	EUR1,000,000	975,011
3.88%, 10/15/2028 (a)	EUR200,000	188,284
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (a)	EUR100,000	90,679
3.50%, 4/30/2028 (a)	EUR200,000	159,883
Iberdrola International BV
(EUR Swap Annual 5 Year + 2.06%), 2.63%, 12/26/2023 (a) (d) (e) (f)	EUR800,000	854,478
Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	293,879
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR392,000	372,945
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (a)	EUR1,066,000	1,069,223
Naturgy Finance BV (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024 (a) (d) (e) (f)	EUR200,000	212,262
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	93

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (d)	EUR800,000	841,528
Telefonica Emisiones SA 5.21%, 3/8/2047	150,000	125,716
Telefonica Europe BV
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 10/9/2023 (a) (d) (e) (f)	EUR100,000	107,515
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	907,601
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,000,000	927,119
		17,259,555
Sweden — 0.7%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	200,000	155,000
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR275,000	279,962
3.25%, 2/15/2027 (a)	EUR1,100,000	1,072,015
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR300,000	282,007
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR200,000	208,217
2.50%, 10/7/2027 (a)	EUR400,000	392,535
		2,389,736
Switzerland — 1.5%
Dufry One BV
2.50%, 10/15/2024 (a)	EUR700,000	740,248
2.00%, 2/15/2027 (a)	EUR400,000	383,405
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR400,000	329,035
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	265,669
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	200,000	189,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Switzerland — continued
UBS Group AG
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (d)	300,000	301,248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (d)	322,000	312,156
4.28%, 1/9/2028 (b)	550,000	514,505
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (d)	274,000	246,717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (d)	280,000	215,860
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	561,000	462,312
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (d)	430,000	338,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (b) (d)	200,000	186,384
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (d)	EUR700,000	722,080
		5,207,363
Taiwan — 0.4%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	359,826
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	630,490
2.25%, 4/23/2031 (b)	700,000	575,463
		1,565,779
United Kingdom — 9.2%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	236,494
7.56%, 7/15/2027 (a)	EUR100,000	102,945
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	639,307
4.00%, 9/18/2042	490,000	421,806
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	630,000	621,291
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (d)	398,000	392,124
BAT Capital Corp.
6.34%, 8/2/2030	380,000	382,417
7.08%, 8/2/2043	1,005,000	999,333
Bellis Acquisition Co. plc
3.25%, 2/16/2026 (a)	GBP100,000	108,470
4.50%, 2/16/2026 (a)	GBP200,000	221,690
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	204,000	195,177
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR800,000	810,010
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	190,579
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	94,000	85,128
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	235,336
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP400,000	437,553
EC Finance plc 3.00%, 10/15/2026 (a)	EUR899,000	914,017
eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR184,955	193,995
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP697,440	689,002
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	718,512
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	821,745
6.75%, 12/3/2026 (a)	GBP300,000	386,242
1.50%, 2/11/2030 (a)	EUR300,000	277,408
1.88%, 3/14/2034 (a)	EUR250,000	215,351
5.88%, 5/13/2041 (a)	GBP100,000	121,619
HSBC Holdings plc
(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	490,000	456,415
(SOFR + 3.03%), 7.34%, 11/3/2026 (d)	720,000	741,091
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
5.75%, 12/20/2027 (a)	GBP200,000	247,224
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	380,000	370,805
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,270,000	1,091,460
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	374,000	336,678
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	440,000	350,154
Iceland Bondco plc 10.88%, 12/15/2027 (b)	GBP120,000	153,596
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR400,000	384,022
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (a)	EUR200,000	197,165
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (a)	EUR300,000	279,762
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (a)	EUR100,000	104,368
1.50%, 7/4/2027 (a)	EUR600,000	559,850
Jaguar Land Rover Automotive plc
2.20%, 1/15/2024 (a)	EUR200,000	214,094
4.50%, 1/15/2026 (a)	EUR500,000	521,187
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	192,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	410,000	409,580
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	932,251
0.25%, 9/1/2028 (a)	EUR800,000	725,253
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	780,000	771,202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	250,000	229,743
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (d)	400,000	392,874
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	95

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (d)	EUR1,200,000	1,072,887
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (d)	EUR730,000	688,751
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR600,000	572,374
Pinnacle Bidco plc 5.50%, 2/15/2025 (a)	EUR500,000	538,625
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP438,000	483,420
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP554,000	557,375
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	432,292
Rolls-Royce plc
0.88%, 5/9/2024 (a)	EUR600,000	632,120
4.63%, 2/16/2026 (a)	EUR400,000	428,860
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	285,000	288,579
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	900,000	792,136
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	665,000	670,237
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	503,297
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (d)	312,000	305,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (d)	395,000	381,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (d)	670,000	709,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (b) (d)	214,000	216,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (d)	306,000	283,974
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
Synthomer plc 3.88%, 7/1/2025 (a)	EUR200,000	200,898
Thames Water Utilities Finance plc 4.38%, 1/18/2031 (a)	EUR400,000	407,313
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR800,000	699,892
Vmed O2 UK Financing I plc 3.25%, 1/31/2031 (a)	EUR500,000	450,584
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (d)	EUR300,000	299,982
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	429,000	432,095
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (d)	EUR925,000	819,972
		32,946,806
United States — 8.7%
AbbVie, Inc.
2.63%, 11/15/2028	EUR500,000	514,373
4.25%, 11/21/2049	220,000	185,275
AES Corp. (The)
3.30%, 7/15/2025 (b)	31,000	29,477
3.95%, 7/15/2030 (b)	42,000	37,332
Air Lease Corp. 3.13%, 12/1/2030	256,000	213,356
Alexander Funding Trust 1.84%, 11/15/2023 (b)	70,000	69,276
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	86,580
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	92,530
Amgen, Inc.
4.20%, 3/1/2033	94,000	86,542
5.25%, 3/2/2033	374,000	372,055
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	EUR200,000	179,430
AT&T, Inc.
3.50%, 9/15/2053	130,000	85,567
3.55%, 9/15/2055	99,000	64,614
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	210,000	207,240
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	175,000	158,271
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	500,000	492,441
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	560,000	457,758
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	249,000	203,735
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	470,000	370,667
Baxter International, Inc.
2.54%, 2/1/2032	315,000	252,850
3.13%, 12/1/2051	181,000	115,114
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	38,724
Boeing Co. (The) 5.81%, 5/1/2050	205,000	199,442
BP Capital Markets America, Inc. 2.72%, 1/12/2032	881,000	737,379
Broadcom, Inc. 3.47%, 4/15/2034 (b)	400,000	326,843
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)	310,000	237,925
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	131,613
Cencora, Inc. 2.70%, 3/15/2031	839,000	705,743
CenterPoint Energy, Inc. 2.95%, 3/1/2030	280,000	241,028
CF Industries, Inc. 4.95%, 6/1/2043	224,000	189,338
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	191,400
3.90%, 6/1/2052	282,000	180,443
Cheniere Energy Partners LP 5.95%, 6/30/2033 (b)	540,000	538,901
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	143,207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	600,277
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	320,000	257,820
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	140,000	111,098
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	806,989
6.04%, 11/15/2033 (b)	200,000	202,050
Comcast Corp.
2.80%, 1/15/2051	130,000	82,460
5.35%, 5/15/2053	1,365,000	1,335,750
2.94%, 11/1/2056	290,000	180,460
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	203,736
5.60%, 6/15/2042	210,000	197,969
Crown Castle, Inc., REIT
4.80%, 9/1/2028	190,000	184,451
2.10%, 4/1/2031	280,000	220,747
CVS Health Corp. 5.25%, 2/21/2033	286,000	279,689
Danaher Corp. 2.80%, 12/10/2051	85,000	55,956
Diamondback Energy, Inc. 3.13%, 3/24/2031	277,000	238,167
Discovery Communications LLC 3.63%, 5/15/2030	50,000	43,914
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	34,019
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	45,108
5.65%, 4/1/2053	15,000	14,921
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	108,023
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	90,058
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	250,558
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	97

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	618,761
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	200,000	184,917
3.63%, 6/17/2031	467,000	378,383
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	218,000	197,864
5.40%, 11/14/2034	55,000	52,120
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	107,987
Global Payments, Inc. 2.90%, 11/15/2031	265,000	217,127
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	10,000	8,395
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	355,000	315,920
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (e) (f)	510,000	512,550
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	290,000	234,653
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	190,000	150,185
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	300,000	240,739
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	50,000	46,237
HCA, Inc.
5.88%, 2/15/2026	185,000	185,252
5.20%, 6/1/2028	170,000	167,516
2.38%, 7/15/2031	370,000	292,081
5.50%, 6/15/2047	91,000	82,848
5.25%, 6/15/2049	120,000	104,734
3.50%, 7/15/2051	150,000	99,995
4.63%, 3/15/2052	687,000	551,242
5.90%, 6/1/2053	335,000	321,277
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	354,751
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	519,919
3.50%, 11/2/2026 (a)	150,000	140,519
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR200,000	193,242
JBS USA LUX SA 4.38%, 2/2/2052	120,000	85,062
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	220,320
Kraft Heinz Foods Co. 4.88%, 10/1/2049	250,000	221,614
Lowe's Cos., Inc. 4.80%, 4/1/2026	225,000	222,393
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	167,032
Morgan Stanley
(SOFR + 0.46%), 5.79%, 1/25/2024 (d)	598,000	597,872
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	690,000	619,026
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	315,000	301,157
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	455,000	445,959
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	575,000	563,977
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	870,000	864,894
(SOFR + 1.18%), 2.24%, 7/21/2032 (d)	220,000	173,059
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	173,000	137,761
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	290,000	285,134
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	125,000	121,550
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	355,025
OI European Group BV 6.25%, 5/15/2028 (b)	EUR180,000	199,547
Oracle Corp. 5.55%, 2/6/2053	250,000	232,396
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	333,363
6.15%, 1/15/2033	460,000	447,968
6.40%, 6/15/2033	360,000	355,089
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (b) (g) (j)	9,000	6,407
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	112,000	112,041
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	321,000	245,578
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	82,091
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	141,503
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	60,000	58,010
5.00%, 3/28/2026	57,000	56,388
3.70%, 4/14/2027	210,000	199,000
4.00%, 4/14/2032	70,000	63,017
Texas Instruments, Inc. 5.05%, 5/18/2063	85,000	81,437
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	87,131
T-Mobile USA, Inc.
2.63%, 2/15/2029	34,000	29,441
2.55%, 2/15/2031	81,000	66,746
UGI International LLC 2.50%, 12/1/2029 (a)	EUR250,000	212,820
Union Electric Co. 3.90%, 4/1/2052	80,000	62,861
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	822,000	725,365
5.05%, 3/15/2042	155,000	127,415
5.14%, 3/15/2052	508,000	404,932
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	340,000	301,410
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	780,000	776,770
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	500,000	493,423
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	181,470
		31,425,357
Total Corporate Bonds (Cost $223,733,506)		202,460,970
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 32.8%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	173,063
8.75%, 4/14/2032 (b)	483,000	396,075
		569,138
Australia — 2.7%
Commonwealth of Australia
1.25%, 5/21/2032	AUD16,638,000	8,614,567
3.00%, 3/21/2047 (a)	AUD2,140,000	1,100,661
		9,715,228
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (a)	335,000	268,871
Brazil — 5.0%
Notas do Tesouro Nacional
10.00%, 1/1/2025 (j)	BRL40,000,000	8,019,825
10.00%, 1/1/2027	BRL49,300,000	9,837,866
		17,857,691
Canada — 6.4%
Canada Government Bond
0.50%, 11/1/2023	CAD4,969,000	3,651,325
0.75%, 2/1/2024	CAD7,000,000	5,090,749
0.25%, 4/1/2024	CAD8,600,000	6,196,493
2.50%, 6/1/2024	CAD4,300,000	3,123,769
2.75%, 8/1/2024	CAD7,000,000	5,074,275
		23,136,611
Colombia — 0.2%
Republic of Colombia
3.13%, 4/15/2031	460,000	354,200
5.20%, 5/15/2049	520,000	365,607
		719,807
Costa Rica — 0.1%
Republic of Costa Rica 6.13%, 2/19/2031 (a)	300,000	298,755
Czech Republic — 1.0%
Czech Republic
4.90%, 4/14/2034	CZK49,480,000	2,316,492
1.95%, 7/30/2037	CZK37,240,000	1,250,939
		3,567,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	99

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	280,000	281,126
5.30%, 1/21/2041 (b)	375,000	293,029
6.85%, 1/27/2045 (a)	660,000	589,868
		1,164,023
Germany — 0.3%
Bundesrepublik Deutschland 2.30%, 2/15/2033 (a)	EUR1,090,000	1,169,016
Hungary — 0.1%
Hungary Government Bond 6.75%, 9/25/2052 (b)	394,000	399,461
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	570,000	403,030
Italy — 1.4%
Italian Republic Government Bond
0.88%, 5/6/2024	962,000	928,621
2.38%, 10/17/2024	3,295,000	3,164,880
2.88%, 10/17/2029	1,135,000	986,996
		5,080,497
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	254,246
6.13%, 6/15/2033 (a)	570,000	485,594
6.88%, 10/17/2040 (b)	EUR730,000	593,959
		1,333,799
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (b)	EUR370,000	292,558
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (j)	227,000	17,876
6.65%, 11/3/2028 (a) (j)	226,000	17,508
		35,384
Mexico — 4.4%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN125,280,000	6,694,330
7.50%, 5/26/2033	MXN70,230,000	3,647,198
8.00%, 5/24/2035	MXN72,630,000	3,863,686
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mexico—continued
United Mexican States
6.35%, 2/9/2035	325,000	336,219
3.77%, 5/24/2061	392,000	257,230
3.75%, 4/19/2071	1,433,000	915,687
		15,714,350
New Zealand — 0.6%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	558,192
2.75%, 4/15/2037 (a)	NZD3,201,000	1,485,890
		2,044,082
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	284,808
7.38%, 9/28/2033 (b)	327,000	249,328
		534,136
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	296,178
6.25%, 1/25/2031 (a)	550,000	555,957
6.75%, 1/17/2048 (a)	320,000	308,883
		1,161,018
Paraguay — 0.2%
Republic of Paraguay
5.00%, 4/15/2026 (a)	232,000	226,529
4.95%, 4/28/2031 (b)	550,000	519,140
		745,669
Philippines — 0.1%
Republic of Philippines
2.95%, 5/5/2045	330,000	227,495
5.50%, 1/17/2048	200,000	201,346
		428,841
Portugal — 1.2%
Portuguese Republic 5.13%, 10/15/2024 (a)	4,260,000	4,226,329
Qatar — 0.1%
State of Qatar
5.10%, 4/23/2048 (a)	245,000	234,869
4.40%, 4/16/2050 (b)	200,000	175,856
		410,725
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	874,138
4.63%, 4/3/2049 (b)	EUR276,000	236,114
7.63%, 1/17/2053 (b)	148,000	158,893
		1,269,145
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	566,000	502,189
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (a)	660,000	538,897
Serbia — 0.1%
Republic of Serbia 1.50%, 6/26/2029 (b)	EUR410,000	348,851
South Africa — 1.7%
Republic of South Africa
4.30%, 10/12/2028	490,000	432,141
8.25%, 3/31/2032	ZAR29,250,000	1,312,254
8.88%, 2/28/2035	ZAR88,692,132	3,862,093
5.75%, 9/30/2049	710,000	501,736
		6,108,224
Spain — 4.6%
Bonos and Obligaciones del Estado
0.25%, 7/30/2024	EUR3,000,000	3,155,608
2.75%, 10/31/2024 (a)	EUR5,480,000	5,889,109
1.60%, 4/30/2025 (a)	EUR7,070,000	7,452,463
		16,497,180
Turkey — 0.1%
Republic of Turkey 9.88%, 1/15/2028	350,000	369,743
United Arab Emirates — 0.3%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	441,000	420,833
4.00%, 7/28/2050 (b)	400,000	245,688
4.95%, 7/7/2052 (b)	305,000	288,265
		954,786
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	88,906	85,742
Total Foreign Government Securities (Cost $124,095,332)		117,951,207
Asset-Backed Securities — 1.4%
Cayman Islands — 0.3%
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.75%, 1/22/2035 (b) (i)	250,000	247,598
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.74%, 7/15/2035 (b) (i)	290,000	287,550
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.54%, 10/15/2030 (b) (i)	236,029	235,218
Neuberger Berman CLO Series 2013-15A, Class A1R2, 6.49%, 10/15/2029 (b) (i)	242,969	241,923
		1,012,289
United States — 1.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	77,209	74,792
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (b)	173,598	172,884
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	267,000	262,194
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	81,000	80,468
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (g)	60,404	57,882
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 6.34%, 1/25/2034 (i)	71,384	71,160
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	88,000	86,944
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	64,699
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	496,038	494,998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	101

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United States — continued
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.79%, 6/20/2025 (i)	106,349	106,377
Series 2023-1, Class A3, 5.16%, 4/20/2026	172,000	170,918
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.71%, 7/20/2031 (b) (i)	275,000	273,899
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	126,546	127,617
Series 2019-1, Class A, 2.95%, 5/15/2028	42,075	36,391
Series 2020-1, Class B, 7.75%, 11/15/2028	34,740	35,252
Progress Residential Series 2021-SFR1, Class E, 2.11%, 4/17/2038 (b)	250,000	218,773
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	150,000	142,465
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	650,000	613,351
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1, 6.15%, 9/25/2035 (i)	19,500	19,024
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	1,125,000	1,061,723
		4,171,811
Total Asset-Backed Securities (Cost $5,332,584)		5,184,100
Commercial Mortgage-Backed Securities — 1.0%
United States — 1.0%
BANK Series 2018-BN13, Class C, 4.68%, 8/15/2061 (i)	118,000	94,743
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	221,493
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (b) (i)	130,000	127,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (b) (i)	1,000,000	909,772
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (i)	28,000	22,784
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	21,000	15,866
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.31%, 9/25/2027 (i)	2,096,704	76,373
Series K153, Class X3, IO, 3.91%, 4/25/2035 (i)	340,000	75,264
Series K036, Class X3, IO, 2.22%, 12/25/2041 (i)	2,640,000	6,202
Series K041, Class X3, IO, 1.70%, 11/25/2042 (i)	3,470,000	50,504
Series K054, Class X3, IO, 1.65%, 4/25/2043 (i)	1,365,000	48,549
Series K050, Class X3, IO, 1.61%, 10/25/2043 (i)	1,010,000	25,861
Series K051, Class X3, IO, 1.67%, 10/25/2043 (i)	1,395,000	43,553
Series K052, Class X3, IO, 1.67%, 1/25/2044 (i)	750,000	22,826
Series K726, Class X3, IO, 2.22%, 7/25/2044 (i)	2,290,000	28,453
Series K067, Class X3, IO, 2.19%, 9/25/2044 (i)	1,385,000	95,096
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	400,000	30,246
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	850,000	86,601
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	1,820,000	158,364
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	880,000	91,058
FREMF Series 2018-KF46, Class B, 7.17%, 3/25/2028 (b) (i)	241,539	220,004
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.12%, 4/25/2024 (b) (i)	38,243	37,878
Series 2017-KF36, Class B, 7.87%, 8/25/2024 (b) (i)	30,220	29,478
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-KF38, Class B, 7.72%, 9/25/2024 (b) (i)	19,725	19,261
Series 2018-KF47, Class B, 7.22%, 5/25/2025 (b) (i)	9,422	9,121
Series 2018-KF49, Class B, 7.12%, 6/25/2025 (b) (i)	133,319	127,682
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (i)	105,000	101,404
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.77%, 11/10/2045 (b) (i)	265,413	239,532
Series 2015-GC30, Class C, 4.20%, 5/10/2050 (i)	36,000	31,769
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (i)	62,000	52,631
Series 2015-C31, Class C, 4.78%, 8/15/2048 (i)	23,000	18,094
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 (i)	28,000	22,757
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	134,898	50,722
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.22%, 2/15/2047 (i)	21,000	20,276
Series 2015-C24, Class C, 4.47%, 5/15/2048 (i)	36,000	31,171
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.49%, 11/14/2042 (i)	35,173	33,558
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (i)	28,000	25,743
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	92,123
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	75,502	71,269
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	85,453	73,998
Total Commercial Mortgage-Backed Securities (Cost $4,039,104)		3,539,773
Collateralized Mortgage Obligations — 0.8%
United States — 0.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	80,369	70,558
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	53,171	45,103
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	60,292	56,124
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	113,956	62,754
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 4.52%, 2/25/2037 (i)	11,866	11,528
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	40,871	18,129
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.59%, 1/25/2043 (b) (i)	339,397	343,640
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 1.30%, 2/15/2044 (i)	376,577	40,112
Series 4689, Class SD, IF, IO, 0.85%, 6/15/2047 (i)	250,850	29,971
Series 5022, IO, 3.00%, 9/25/2050	380,399	62,195
Series 5023, Class MI, IO, 3.00%, 10/25/2050	690,613	111,059
Series 4839, Class WS, IF, IO, 0.80%, 8/15/2056 (i)	1,719,247	203,482
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	454,191	17,171
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	422,097	30,262
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	103

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2012-93, Class SE, IF, IO, 0.70%, 9/25/2042 (i)	75,926	7,244
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	78,323	14,082
Series 2015-40, Class LS, IF, IO, 0.77%, 6/25/2045 (i)	193,288	17,277
Series 2017-31, Class SG, IF, IO, 0.70%, 5/25/2047 (i)	645,814	66,838
Series 2017-39, Class ST, IF, IO, 0.70%, 5/25/2047 (i)	180,709	20,387
Series 2017-69, Class SH, IF, IO, 0.80%, 9/25/2047 (i)	290,566	33,184
Series 2019-42, Class SK, IF, IO, 0.65%, 8/25/2049 (i)	484,245	47,722
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	48,276	1,439
GNMA
Series 2017-107, Class KS, IF, IO, 0.77%, 7/20/2047 (i)	977	104
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (i)	82,934	1,691
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 5.99%, 7/25/2029 (i)	18,198	17,038
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (g)	230,000	226,544
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.08%, 8/25/2025 (b) (i)	210,000	208,586
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.17%, 7/25/2034 (i)	10,521	10,067
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (i)	1,200,000	1,180,200
Total Collateralized Mortgage Obligations (Cost $3,449,329)		2,954,491
Supranational — 0.2%
European Union, 0.10%, 10/4/2040 (a) (Cost $1,214,714)	EUR1,070,000	680,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.0% ^
United States — 0.0% ^
U.S. Treasury Bonds , 3.63%, 5/15/2053 (Cost $8,707)	10,000	9,019
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. ‡ *(Cost $—)	16	172
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (k) (l)(Cost $14,922,581)	14,922,581	14,922,581
Total Investments — 96.7% (Cost $376,795,857)		347,703,136
Other Assets Less Liabilities — 3.3%		11,744,877
NET ASSETS — 100.0%		359,448,013

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2023

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NZD	New Zealand Dollar
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $4,041,319 or 1.12% of the
Fund’s net assets as of August 31, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2023.
Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	33	09/07/2023	EUR	4,764,580	(23,994)
Euro-Buxl 30 Year Bond	23	09/07/2023	EUR	3,332,988	(91,065)
Australia 10 Year Bond	150	09/15/2023	AUD	11,291,077	77,629
U.S. Treasury 10 Year Note	292	12/19/2023	USD	32,416,562	252,723
Long Gilt	82	12/27/2023	GBP	9,927,582	90,714
U.S. Treasury 2 Year Note	332	12/29/2023	USD	67,678,719	135,727
U.S. Treasury 5 Year Note	464	12/29/2023	USD	49,626,250	269,689
					711,423
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	105

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(200)	09/07/2023	EUR	(25,185,113)	180,798
Euro-Schatz	(244)	09/07/2023	EUR	(27,816,766)	(66,879)
Japan 10 Year Bond	(24)	09/12/2023	JPY	(24,243,307)	173,366
U.S. Treasury 10 Year Note	(9)	12/19/2023	USD	(999,141)	(1,658)
U.S. Treasury 10 Year Ultra Note	(178)	12/19/2023	USD	(20,661,906)	(171,421)
U.S. Treasury Long Bond	(3)	12/19/2023	USD	(364,687)	(3,897)
U.S. Treasury Ultra Bond	(53)	12/19/2023	USD	(6,860,187)	(83,210)
U.S. Treasury 2 Year Note	(12)	12/29/2023	USD	(2,446,219)	(5,086)
U.S. Treasury 5 Year Note	(89)	12/29/2023	USD	(9,518,828)	(52,412)
(30,399)
681,024

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Forward foreign currency exchange contracts outstanding as of August 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	564,457	EUR	516,143	BNP Paribas	9/5/2023	4,777
USD	1,096,266	EUR	985,001	Citibank, NA	9/5/2023	28,180
USD	108,086,193	EUR	98,023,848	Morgan Stanley	9/5/2023	1,794,032
USD	98,628	EUR	90,682	Royal Bank of Canada	9/5/2023	296
USD	1,690,161	EUR	1,556,436	TD Bank Financial Group	9/5/2023	2,440
USD	7,595,733	GBP	5,907,488	HSBC Bank, NA	9/5/2023	112,126
USD	151,919	GBP	119,045	State Street Corp.	9/5/2023	1,113
AUD	229,447	USD	148,600	BNP Paribas	9/26/2023	186
CNY	12,622,149	USD	1,730,082	Citibank, NA**	9/26/2023	23,042
IDR	14,997,380,903	USD	983,338	BNP Paribas**	9/26/2023	1,390
IDR	11,903,552,638	USD	774,920	Goldman Sachs International**	9/26/2023	6,667
INR	125,411,475	USD	1,500,478	Goldman Sachs International**	9/26/2023	15,958
KRW	6,767,302,271	USD	5,063,982	BNP Paribas**	9/26/2023	48,526
KRW	2,375,579,436	USD	1,775,470	Goldman Sachs International**	9/26/2023	19,213
MXN	6,397,272	USD	371,741	Barclays Bank plc	9/26/2023	2,077
MXN	28,415,084	USD	1,656,484	State Street Corp.	9/26/2023	3,922
PHP	101,458,153	USD	1,786,518	Barclays Bank plc**	9/26/2023	5,850
SGD	2,391,461	USD	1,770,377	Goldman Sachs International	9/26/2023	841
THB	122,709,592	USD	3,476,783	Goldman Sachs International	9/26/2023	34,786
USD	23,189,540	CAD	31,181,085	Citibank, NA	9/26/2023	105,588
USD	222,321	CZK	4,916,457	BNP Paribas	9/26/2023	1,002
USD	24,742,268	EUR	22,605,907	Citibank, NA	9/26/2023	204,895
USD	13,635	EUR	12,345	Merrill Lynch International	9/26/2023	236
USD	111,596	EUR	102,357	Morgan Stanley	9/26/2023	494
USD	118,207	EUR	108,050	State Street Corp.	9/26/2023	926
USD	3,484,489	GBP	2,744,533	BNP Paribas	9/26/2023	7,369
USD	2,123,462	NZD	3,557,996	BNP Paribas	9/26/2023	1,728
USD	1,792,640	PHP	101,024,210	Goldman Sachs International**	9/26/2023	7,938
USD	363,845	PHP	20,452,833	Merrill Lynch International**	9/26/2023	2,524
USD	1,799,278	THB	62,713,830	Citibank, NA	9/26/2023	4,602
USD	109,796,334	EUR	100,757,112	HSBC Bank, NA	10/4/2023	387,805
USD	7,471,914	GBP	5,888,199	Morgan Stanley	10/4/2023	11,728
Total unrealized appreciation						2,842,257
EUR	207,481	USD	227,262	Royal Bank of Canada	9/5/2023	(2,280)
EUR	799,983	USD	880,086	Standard Chartered Bank	9/5/2023	(12,625)
GBP	138,334	USD	177,709	BNP Paribas	9/5/2023	(2,468)
USD	640,810	EUR	592,464	State Street Corp.	9/5/2023	(1,628)
BRL	8,750,239	USD	1,763,272	Citibank, NA**	9/26/2023	(2,071)
BRL	15,147,400	USD	3,067,504	Goldman Sachs International**	9/26/2023	(18,716)
EUR	1,634,463	USD	1,779,247	Barclays Bank plc	9/26/2023	(5,134)
EUR	174,207	USD	190,689	Morgan Stanley	9/26/2023	(1,599)
IDR	20,031,431,794	USD	1,318,638	Citibank, NA**	9/26/2023	(3,374)
JPY	56,918,278	USD	399,734	BNP Paribas	9/26/2023	(7,216)
JPY	961,089,642	USD	6,633,035	Citibank, NA	9/26/2023	(5,192)
PHP	97,679,224	USD	1,739,752	Merrill Lynch International**	9/26/2023	(14,143)
USD	9,856,792	AUD	15,219,484	BNP Paribas	9/26/2023	(12,316)
USD	1,803,511	AUD	2,787,153	Goldman Sachs International	9/26/2023	(3,825)
USD	15,686,935	BRL	78,466,804	BNP Paribas**	9/26/2023	(106,445)
USD	1,770,377	CNY	12,829,127	Merrill Lynch International**	9/26/2023	(11,495)
USD	1,670,382	COP	6,940,423,252	BNP Paribas**	9/26/2023	(14,024)
USD	13,447	EUR	12,420	HSBC Bank, NA	9/26/2023	(34)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	107

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,695,786	HUF	607,065,900	Goldman Sachs International	9/26/2023	(23,058)
USD	3,075,633	IDR	47,289,393,660	BNP Paribas**	9/26/2023	(29,389)
USD	1,744,733	IDR	26,579,261,560	Merrill Lynch International**	9/26/2023	(461)
USD	1,758,091	KRW	2,345,749,860	Goldman Sachs International**	9/26/2023	(14,058)
USD	156,995	MXN	2,699,273	BNP Paribas	9/26/2023	(734)
USD	413,081	MXN	7,106,425	Citibank, NA	9/26/2023	(2,175)
USD	15,856,075	MXN	273,556,431	Goldman Sachs International	9/26/2023	(128,902)
USD	3,073,642	PHP	174,905,615	Goldman Sachs International**	9/26/2023	(16,254)
USD	1,778,794	SGD	2,413,343	Barclays Bank plc	9/26/2023	(8,631)
USD	1,777,104	SGD	2,407,532	Goldman Sachs International	9/26/2023	(6,017)
USD	5,043,545	ZAR	97,090,351	BNP Paribas	9/26/2023	(88,121)
GBP	202,929	USD	257,358	BNP Paribas	10/4/2023	(252)
Total unrealized depreciation						(542,637)
Net unrealized appreciation						2,299,620

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.39-V1	5.00	Quarterly	6/20/2028	3.96	EUR14,164,071	(113,646)	(659,331)	(772,977)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared interest rate swap contracts outstanding as of August 31, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	2.95 annually	Receive	12/17/2035	USD3,750,000	—	176,116	176,116
1 day SOFR annually	3.03 annually	Receive	12/4/2035	USD7,500,000	—	304,620	304,620
1 day SOFR annually	3.60 annually	Pay	7/14/2028	USD53,000,000	(144)	136,441	136,297
					(144)	617,177	617,033
1 day SOFR annually	2.74 annually	Pay	12/17/2027	USD17,000,000	—	(209,106)	(209,106)
1 day SOFR annually	2.87 annually	Pay	12/4/2027	USD34,000,000	—	(344,040)	(344,040)
1 day SOFR annually	3.71 annually	Receive	7/14/2036	USD12,000,000	3,807	(117,448)	(113,641)
					3,807	(670,594)	(666,787)
					3,663	(53,417)	(49,754)

(a)	Value of floating rate index at August 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	5.31%

Abbreviations
EUR	Euro
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	109

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 89.7% (a)
Alabama — 5.4%
Alabama Federal Aid Highway Finance Authority Series 2015, Rev., 4.00%, 9/1/2024 (b)	3,000,000	3,018,796
Black Belt Energy Gas District, Gas Project
Series 2022E, Rev., 5.00%, 6/1/2028 (c)	1,750,000	1,795,080
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c) (d)	1,335,000	1,392,721
Series 2022C-1, Rev., 5.25%, 6/1/2029 (c)	4,500,000	4,665,426
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,077,607
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,000,000	1,054,014
Series 2021A, Rev., 4.00%, 12/1/2031 (c)	2,535,000	2,471,320
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	970,000	931,181
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	102,146
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,276,597
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,282,897
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	100,000	95,381
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	25,000	24,927
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,086,486
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,015,328
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,048,457
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	1,250,000	1,274,959
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	103,318
Total Alabama		34,716,641
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — 0.0% ^
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2026	200,000	206,814
Alaska Municipal Bond Bank Authority Series 2014-3, Rev., 5.00%, 10/1/2025	20,000	20,285
Total Alaska		227,099
Arizona — 1.8%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2030	105,000	117,861
Arizona Board of Regents, Tax-Exempt Series 2020A Series 2020A, Rev., 5.00%, 7/1/2033	430,000	479,474
Arizona Industrial Development Authority, Academies of Math and Science Projects
Rev., 5.00%, 7/1/2032 (e)	120,000	121,130
Rev., 4.50%, 7/1/2033 (e)	510,000	496,151
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (e)	105,000	99,076
Series 2020A, Rev., 4.00%, 7/15/2040 (e)	125,000	102,637
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2033	440,000	475,318
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	175,804
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	230,370
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	241,618
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	101,556
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2020A, Rev., 4.00%, 11/1/2038	200,000	187,726
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2031	150,000	165,850
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (e)	250,000	240,630
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2031	75,000	84,435
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Series 2017D, Rev., 5.00%, 7/1/2026	160,000	167,897
Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,084,618
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375,000	378,265
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	510,076
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (e)	750,000	736,883
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235,000	1,279,751
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,446,313
Maricopa County Industrial Development Authority, Valley Christian Schools Project
Series 2023A, Rev., 5.25%, 7/1/2033 (e)	360,000	355,635
Series 2023A, Rev., 6.00%, 7/1/2043 (e)	945,000	933,037
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	32,047
Maricopa County Unified School District No. 60 Higley COP, AGM, 5.00%, 6/1/2036	200,000	220,342
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	102,639
Total Arizona		11,567,139
Arkansas — 0.1%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	76,026
County of Pulaski
Rev., 5.00%, 3/1/2037	500,000	539,654
Rev., 4.25%, 3/1/2048	250,000	237,272
Total Arkansas		852,952
California — 6.2%
Azusa Unified School District, Election of 2014
Series 2022D, GO, 5.00%, 8/1/2029	125,000	139,698
Series 2022D, GO, 5.00%, 8/1/2032	175,000	201,324
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	46,421
California Community Choice Financing Authority, Clean Energy Project
Series 2023A-1, Rev., 5.00%, 8/1/2029 (c)	2,500,000	2,574,493
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,565,000	2,686,539
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,250,000	4,157,486
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (e)	260,000	247,976
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (c)	300,000	331,520
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2040	100,000	101,879
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (c) (d) (e)	1,000,000	1,000,072
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	858,290
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	141,096
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,502,407
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (e)	770,000	797,769
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500,000	1,454,371
Series 2021B-1, Rev., 3.13%, 5/15/2029 (e)	200,000	189,106
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (e)	500,000	509,316
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	184,581
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	10,531
Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,830,615
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	72,132
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	90,473
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	111

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
County of San Joaquin, California Refunding Certificates of Participation COP, AGM, 5.00%, 11/15/2027	50,000	53,976
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (e)	255,000	188,029
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (e)	100,000	97,254
Downey Unified School District Series A, GO, 4.00%, 8/1/2052	2,500,000	2,377,842
El Centro Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 10/1/2023	180,000	180,169
Series 2023A, Rev., 5.00%, 10/1/2024	260,000	263,119
Series 2023A, Rev., 5.00%, 10/1/2025	545,000	561,223
El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	56,624
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2018A-1, Rev., 5.00%, 6/1/2028 (b)	250,000	274,714
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	299,162
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	358,764
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	448,004
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	229,071
Los Angeles County Development Authority, West LA Building 156 & 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	2,985,808
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	268,141
Los Angeles Unified School District Series 2021A, GO, 5.00%, 7/1/2030	110,000	125,439
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	162,678
Orange County Community Facilities District No. 2021-1, Rienda Series 2021-1, Rev., 5.00%, 8/15/2037	500,000	514,850
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	157,279
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	156,185
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2029	210,000	231,980
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2030	330,000	370,050
Salinas Union High School District, Election of 2020 Series A, GO, 4.00%, 8/1/2047	1,000,000	964,818
San Diego Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2023	130,000	130,000
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	150,122
San Francisco City and County Public Utilities Commission Wastewater Series 2022B, Rev., 5.00%, 10/1/2034	2,000,000	2,342,259
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	1,990,314
Sanger Unified School District COP, AGM, 5.00%, 6/1/2034	400,000	449,236
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	101,174
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	293,494
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	232,879
South San Francisco Public Facilities Financing Authority, Multiple Capital Project Series 2022A, Rev., 5.00%, 6/1/2029	270,000	299,990
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	380,549
Tobacco Securitization Authority of Northern California Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	121,501
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,138,348
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	136,165
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	669,023
Yucaipa Valley Water District Financing Authority, Water & Sewer Revenue Series 2022A, Rev., 5.00%, 9/1/2034	500,000	575,157
Total California		39,463,485
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — 2.6%
Board of Water Commissioners City and County of Denver (The) Series 2020B, Rev., 4.00%, 9/15/2034	2,015,000	2,101,445
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	1,000,000	954,693
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	244,982
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2029	2,845,000	3,001,579
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,098,589
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	527,370
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500,000	1,630,672
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	77,685
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (e)	150,000	128,685
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	266,338
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2025	10,000	10,371
COP, 4.00%, 9/1/2034	335,000	342,048
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053 (d)	3,000,000	3,185,002
County of Adams
COP, 5.00%, 12/1/2023	60,000	60,226
COP, 5.00%, 12/1/2024	150,000	152,912
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	494,890
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2029	130,000	139,434
Series 2020A, Rev., 5.00%, 1/15/2030	170,000	183,041
Series 2020A, Rev., 5.00%, 7/15/2030	115,000	124,489
Series 2020A, Rev., 5.00%, 1/15/2031	250,000	271,568
Series 2020A, Rev., 4.00%, 7/15/2036	185,000	183,511
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	242,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,003,292
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2026	40,000	41,926
Total Colorado		16,467,588
Connecticut — 0.7%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	857,238
GO, 4.00%, 6/15/2043	1,080,000	1,023,793
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	682,985
Series 2023, GO, 4.00%, 8/15/2043	500,000	485,625
Metropolitan District (The) Series 2021A, GO, 5.00%, 9/1/2030	200,000	225,750
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (e)	1,000,000	1,054,207
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	143,274
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	132,013
Total Connecticut		4,604,885
Delaware — 0.4%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2025	100,000	99,172
Rev., 4.00%, 9/1/2026	140,000	138,631
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,190,000	2,121,967
Total Delaware		2,359,770
District of Columbia — 2.2%
District of Columbia Series 2023A, GO, 5.00%, 1/1/2036	3,000,000	3,437,306
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	110,440
District of Columbia, International School
Rev., 5.00%, 7/1/2028	115,000	119,006
Rev., 5.00%, 7/1/2039	125,000	125,492
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	90,269
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	67,330
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	113

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	1,972,672
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	893,485
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,123,877
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,481,965
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,745,319
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,676,979
Total District of Columbia		13,844,140
Florida — 3.1%
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,915
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (e)	100,000	83,884
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	111,760
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2031	250,000	281,517
City of Kissimmee, Sales Tax Rev., 4.00%, 10/1/2025	170,000	172,747
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2023	40,000	40,079
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	26,868
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	61,068
City of Pompano Beach, John Knox Village Project Rev., 3.50%, 9/1/2030	200,000	181,273
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	35,313
Collier County Educational Facilities Authority Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,961,350
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	55,162
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	40,716
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	432,681
County of Miami-Dade, Aviation System Series A, Rev., AMT, 5.00%, 10/1/2034	1,000,000	1,005,192
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	140,000	143,441
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,525
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,003
County of Pasco
Series 2023A, Rev., AGM, 5.25%, 9/1/2026	275,000	288,764
Series 2023A, Rev., AGM, 5.25%, 9/1/2027	300,000	319,803
Series 2023A, Rev., AGM, 5.25%, 9/1/2028	300,000	324,107
County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	90,615
Duval County Public Schools Series 2022-A, COP, AGM, 5.00%, 7/1/2034	500,000	549,842
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	30,525
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	271,388
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	230,236
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	175,000	168,437
Series 2021A, Rev., 4.00%, 7/1/2035	325,000	301,115
Series 2022A-1, Rev., 5.00%, 7/1/2042	215,000	207,611
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (e)	150,000	147,208
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	1,320,000	1,341,021
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	1,410,000	1,437,628
Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,022,728
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,430
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	132,121
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	108,291
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,397,240
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250,000	258,837
5.85%, 5/1/2037	250,000	258,983
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	45,452
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	815,238
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/12/2023 (c)	1,120,000	1,120,000
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	25,761
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	242,096
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2030	100,000	104,672
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	127,104
School District of Broward County Series A, COP, 5.00%, 7/1/2028	2,000,000	2,174,209
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (e)	155,000	133,850
State of Florida Board of Education, Public Education Capital Outlay
Series 2015B, GO, 5.00%, 6/1/2024	30,000	30,368
Series 2016B, GO, 5.00%, 6/1/2026	20,000	21,012
Series 2017B, GO, 5.00%, 6/1/2031	75,000	80,467
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	78,598
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	56,849
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	43,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	10,371
University of Florida Department of Housing & Residence Education Hsg Sys Rev Series 2021A, Rev., 5.00%, 7/1/2026	125,000	130,825
Village Community Development District No. 15
4.25%, 5/1/2028 (e)	350,000	349,981
4.38%, 5/1/2033 (e)	500,000	500,781
Total Florida		19,780,250
Georgia — 3.4%
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	1,970,301
City of Atlanta Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,931,655
City of Atlanta, Airport Passenger Facility Charge Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,316,995
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	247,979
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,606
Development Authority of Monroe County (The) Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250,000	1,237,422
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,388,416
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,300,000	1,236,349
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	231,433
Lee County School District Series 2022, GO, 5.00%, 2/1/2028	315,000	340,086
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	2,250,000	2,230,560
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	1,500,000	1,533,837
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	2,500,000	2,562,975
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,595,215
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	36,327
Series 2023A, Rev., 5.00%, 7/1/2036	490,000	559,601
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	999,493
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	115

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	117,235
Rev., 5.25%, 2/1/2035	135,000	157,286
Total Georgia		21,719,771
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	48,074
State of Hawaii
Series B, Rev., 5.00%, 1/1/2027	25,000	26,196
Series FK, GO, 5.00%, 5/1/2033	30,000	31,858
Total Hawaii		106,128
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,769
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	566,625
Total Idaho		604,394
Illinois — 6.1%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	46,562
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,370,387
Series 2023, Rev., 5.00%, 1/1/2037	825,000	885,651
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	210,000	210,939
Series B, Rev., 5.00%, 1/1/2034	40,000	41,924
Chicago O'Hare International Airport, Senior Lien Series 2020A, Rev., 5.00%, 1/1/2034	200,000	219,087
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., 5.00%, 11/1/2024	625,000	633,806
Series 2023B, Rev., AGM, 5.00%, 11/1/2037	200,000	216,633
Series 2023B, Rev., AGM, 5.00%, 11/1/2038	835,000	896,949
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	388,864
City of Decatur GO, 5.00%, 3/1/2027	130,000	134,606
City of Highland Park GO, 4.00%, 12/30/2028	35,000	36,658
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	36,578
County of Cook, Sales Tax Rev., 5.00%, 11/15/2034	2,000,000	2,105,996
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	103,521
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 5.13%, 6/1/2032	185,000	178,110
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	37,116
Illinois Finance Authority, Depaul College Prep Project
Series 2023A, Rev., 4.50%, 8/1/2033 (e)	500,000	491,356
Series 2023A, Rev., 5.25%, 8/1/2038 (e)	650,000	652,948
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	327,012
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	209,813
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	240,887
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	200,000	198,413
Series 2022B-2, Rev., 5.25%, 11/15/2027	200,000	198,797
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,043
Illinois Finance Authority, Smith Crossing Rev., 4.00%, 10/15/2028	350,000	326,866
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	134,334
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,054,508
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	115,000	115,820
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	3,250,000	3,353,977
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,815,000	2,807,976
Illinois State Toll Highway Authority
Series 2014D, Rev., 5.00%, 1/1/2024	25,000	25,126
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	270,038
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	35,162
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	26,256
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	181,112
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	179,519
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	80,062
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series 2021C, GO, 5.00%, 12/1/2023	20,000	20,068
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	208,792
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	317,817
Rev., 5.00%, 10/1/2030	325,000	345,319
Peoria Tazewell Etc Counties Community College District No. 514 GO, 4.00%, 12/1/2023	35,000	35,056
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,687,275
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,078,437
Southern Illinois University
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	717,525
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	857,064
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	622,029
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	555,037
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	692,965
State of Illinois
GO, 5.00%, 4/1/2024	30,000	30,206
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,390
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,170,222
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,616,911
Series 2022A, GO, 5.00%, 3/1/2029	500,000	534,864
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,128,228
GO, 4.00%, 6/1/2032	1,000,000	989,957
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,054,444
GO, 4.00%, 6/1/2035	3,735,000	3,681,903
Series 2023B, GO, 5.50%, 5/1/2047	375,000	402,258
Series 2023B, GO, 4.50%, 5/1/2048	65,000	62,291
University of Illinois Series 2021A, Rev., 5.00%, 4/1/2029	450,000	492,074
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	133,901
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	26,497
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	148,196
Total Illinois		39,193,138
Indiana — 1.4%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	21,039
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	35,444
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (e)	250,000	197,454
City of Valparaiso Rev., 5.38%, 12/1/2041 (e)	200,000	152,240
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	268,128
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2025	35,000	36,255
Series 2023A, Rev., 5.00%, 10/1/2037	800,000	888,656
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	409,263
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	434,595
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	790,766
Indiana Finance Authority, DePauw University Series 2022A, Rev., 5.00%, 7/1/2031	730,000	767,807
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	199,784
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	113,664
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	50,000	50,106
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	200,000	217,088
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	1,000,000	968,469
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	78,057
Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	26,709
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	54,790
Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	265,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	117

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	35,963
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,234,734
Rev., 5.00%, 7/15/2030	1,150,000	1,270,610
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	400,000	413,449
Total Indiana		8,930,678
Iowa — 0.3%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	35,414
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	189,226
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	32,203
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	615,724
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	932,741
Total Iowa		1,805,308
Kansas — 0.9%
City of Manhattan, Meadowlark Hills Series 2022B-2, Rev., 2.38%, 6/1/2027	200,000	187,485
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250,000	246,685
Series 2022A, Rev., 5.75%, 12/1/2033	250,000	246,557
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	106,880
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	51,019
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	221,706
University of Kansas Hospital Authority, Health System Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (c)	5,000,000	5,000,000
Total Kansas		6,060,332
Kentucky — 0.2%
City of Henderson, Pratt Paper LLC Project Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (e)	165,000	156,270
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	487,327
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	173,037
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	61,354
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series 2017B, Rev., 5.00%, 5/15/2024	25,000	25,273
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	42,305
Total Kentucky		945,566
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	273,153
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (e)	245,000	222,795
Louisiana Public Facilities Authority, Tulane University Project Series 2020A, Rev., 5.00%, 4/1/2029	145,000	158,635
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	2,750,000	2,722,422
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,581
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	5,000,000	5,085,753
Total Louisiana		8,493,339
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority
Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	266,880
Series 2023A, Rev., AGM, 5.00%, 7/1/2039	295,000	313,330
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	76,441
Maine Turnpike Authority Rev., 4.00%, 7/1/2040	2,100,000	2,045,508
Total Maine		2,702,159
Maryland — 1.0%
County of Howard, Consolidated Public Improvement Series 2022B, GO, 5.00%, 8/15/2030	160,000	181,332
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
County of Montgomery, Consolidated Public Improvement Project Series 2021A, GO, 5.00%, 8/1/2031	2,000,000	2,298,779
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	72,435
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022A, Rev., 5.00%, 12/31/2037	500,000	516,422
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	183,181
Maryland Economic Development Corp., Morgan State University Project Series 2022A, Rev., 5.25%, 7/1/2031	585,000	645,650
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2033	200,000	214,467
Series 2021A, Rev., 4.00%, 6/1/2051	250,000	212,841
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	79,076
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 8/1/2025	45,000	46,548
Series 2017B, GO, 5.00%, 8/1/2026	205,000	216,120
State of Maryland, State and Local Facilities Loan of 2021 Series 2021A, GO, 5.00%, 3/1/2031	400,000	456,753
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,161,295
Total Maryland		6,284,899
Massachusetts — 0.5%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	10,277
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	26,484
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	810,214
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	638,752
Series 2023G, Rev., 5.25%, 7/1/2052	1,000,000	1,023,231
Massachusetts Development Finance Agency, Milford Regional Medical Center Series 2020G, Rev., 5.00%, 7/15/2037 (e)	245,000	218,753
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2030	235,000	226,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	211,899
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	191,468
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	48,125
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	30,628
Total Massachusetts		3,436,061
Michigan — 1.2%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	274,143
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,465,822
Rev., 4.00%, 4/1/2045	1,705,000	1,616,949
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	480,000	500,595
Series 2021A, GO, 5.00%, 4/1/2035	400,000	412,530
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,317,400
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	993,059
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	181,812
Michigan Finance Authority, Lawrence Technological University Obligated Group Rev., 4.00%, 2/1/2032	95,000	88,353
Michigan State Building Authority, Facilities Program Series 2023-II, Rev., 4.00%, 10/15/2047	675,000	637,009
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	25,000	25,793
State of Michigan Trunk Line, Rebuilding Michigan Program Series 2021A, Rev., 4.00%, 11/15/2036	395,000	401,905
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	25,000	27,622
Total Michigan		7,942,992
Minnesota — 1.3%
City of Mankato
Series 2022B, GO, 5.00%, 2/1/2027	250,000	265,257
Series 2022B, GO, 5.00%, 2/1/2029	755,000	831,479
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	119

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	188,718
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	158,795
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	98,373
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,753,899
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,500,000	2,657,836
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	994,431
State of Minnesota, Various Purpose Series 2020A, GO, 5.00%, 8/1/2030	350,000	395,006
University of Minnesota Series 2017B, Rev., 5.00%, 12/1/2025	15,000	15,545
Total Minnesota		8,359,339
Mississippi — 0.1%
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	213,731
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	35,981
State of Mississippi
Series 2015F, GO, 5.00%, 11/1/2025 (b)	35,000	36,319
Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,744
Series 2018A, GO, 5.00%, 11/1/2026 (b)	60,000	63,410
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	41,795
Total Mississippi		411,980
Missouri — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Transit Sales Rev., 5.00%, 10/1/2023	280,000	280,305
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	40,591
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	119,289
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
City of Kansas City, Sanitary Sewer System Series 2018B, Rev., 5.00%, 1/1/2033	25,000	26,990
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	213,076
Health and Educational Facilities Authority of the State of Missouri, Lake Regional Health System
Rev., 5.00%, 2/15/2027	225,000	231,276
Rev., 4.00%, 2/15/2035	390,000	370,746
Rev., 4.00%, 2/15/2036	580,000	541,137
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	988,129
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	192,341
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	168,556
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	309,755
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	202,140
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	285,000	278,114
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	47,916
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	25,447
Springfield School District No. R-12 GO, 4.00%, 3/1/2042	1,800,000	1,742,934
Total Missouri		5,778,742
Montana — 0.3%
County of Missoula GO, 4.00%, 7/1/2025	50,000	50,611
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,824,067
Total Montana		1,874,678
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — 0.6%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	333,241
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	3,000,000	3,007,548
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	89,347
Rev., 5.00%, 9/1/2028	50,000	53,099
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	52,216
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	253,171
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	20,298
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,636
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	31,261
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	155,000	155,618
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	36,320
Total Nebraska		4,073,755
Nevada — 0.8%
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	101,708
Series 2018A, GO, 4.00%, 6/15/2035	90,000	90,767
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,306,753
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	514,446
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	26,627
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	168,355
County of Clark, Transporation Improvement Series 2018B, GO, 5.00%, 12/1/2027	120,000	129,205
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	53,162
Total Nevada		5,391,023
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	287,009
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	774,968
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	923,264
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	706,302
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	850,456
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,518,194
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,003,636
Total New Hampshire		7,063,829
New Jersey — 2.7%
Borough of North Haledon GO, BAN, 4.50%, 6/26/2024	5,000,000	5,025,915
Burlington County Bridge Commission,Government Leasing Program Rev., 4.50%, 8/7/2024	1,750,000	1,764,924
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,036
New Jersey Economic Development Authority Series 2024SSS, Rev., 5.00%, 6/15/2026 (d)	1,000,000	1,021,227
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	160,000	166,015
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	255,181
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,136,387
New Jersey Turnpike Authority
Series 2020D, Rev., 5.00%, 1/1/2028	200,000	208,044
Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,624,309
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	10,283
Township of Raritan GO, BAN, 4.50%, 4/29/2024	5,000,000	5,020,314
Total New Jersey		17,242,635
New Mexico — 0.8%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590,000	598,308
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	247,106
Loving Municipal School District No. 10 Series 2023, GO, 5.00%, 9/15/2024	3,875,000	3,928,539
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	121

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	25,301
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	106,917
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	25,000	25,682
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2024	305,000	307,504
Total New Mexico		5,239,357
New York — 10.1%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	200,836
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2032	100,000	103,864
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	621,498
Rev., 5.00%, 7/1/2034	205,000	216,886
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (e)	100,000	79,715
Series 2021A, Rev., 4.00%, 6/15/2051 (e)	150,000	107,609
City of New York
Series 2023E, SubseriesE-1, GO, 4.00%, 4/1/2045	760,000	727,560
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,215,067
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	112,673
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	108,618
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2033	160,000	177,732
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	206,285
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	263,311
Series 2021F-1, GO, 5.00%, 3/1/2037	1,000,000	1,088,591
City of New York, Fiscal Year 2022 Series 2022B-1, GO, 5.00%, 8/1/2033	1,650,000	1,878,779
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,225,000	1,157,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
County of Erie, Public Improvement Series 2019A, GO, 5.00%, 9/15/2025	25,000	25,940
County of Onondaga GO, 5.00%, 3/15/2026	20,000	20,177
Dutchess County Local Development Corp., The Culinary Institute of America Project Rev., 5.00%, 7/1/2025	100,000	101,014
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	31,804
Falconer Central School District GO, 4.00%, 12/15/2034	1,145,000	1,166,566
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	180,442
Malone Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	5,022,895
New York City Municipal Water Finance Authority, Second General Resolution Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	771,021
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Series 2019FF-1, Rev., 4.00%, 6/15/2049	1,530,000	1,451,209
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	113,404
New York City Transitional Finance Authority Building Aid, Subordinate
Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (b)	45,000	46,400
Series 2019S-2A, Rev., 5.00%, 7/15/2025	5,000	5,154
Series 2023, Subseries S-1A, Rev., 5.00%, 7/15/2035	800,000	909,780
Series 2020S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,439,889
New York City Transitional Finance Authority, Future Tax Secured
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	768,340
Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	278,966
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,173,180
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017E1-1, Rev., 5.00%, 2/1/2030	150,000	158,112
Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	582,257
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	25,000	26,483
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	582,487
New York State Dormitory Authority, Columbia University Series 2018B, Rev., 5.00%, 10/1/2038	25,000	26,806
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	160,760
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	74,839
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,204,529
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	1,000,334
Series 2021E, Rev., 4.00%, 3/15/2040	3,000,000	2,954,750
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2031	25,000	27,123
Series 2021E, Rev., 5.00%, 3/15/2033	1,610,000	1,826,641
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	25,350
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	111,456
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (c)	5,000,000	5,000,000
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	30,000	31,356
Series 2017A, Rev., 5.00%, 3/15/2028	150,000	158,915
Series A-1, Rev., 5.00%, 3/15/2028	25,000	25,039
Series 2020A, Rev., 4.00%, 3/15/2045	500,000	479,029
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,388,806
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,430,000	1,471,610
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	103,464
Rev., 5.00%, 7/1/2031	360,000	380,858
Series 2020B, Rev., 5.00%, 7/1/2032	250,000	261,916
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,070,815
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	499,432
Port Washington Union Free School District GO, 4.00%, 8/1/2036	1,370,000	1,418,950
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,558,509
GO, 4.00%, 6/1/2036	2,125,000	2,189,737
GO, 4.00%, 6/1/2037	2,000,000	2,024,684
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (e)	340,000	277,118
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,291,469
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	80,515
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,152,666
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,108,448
Tully Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	5,026,405
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	242,328
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (e)	250,000	238,133
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (e)	250,000	233,075
Yonkers Industrial Development Agency, New Community School Project Rev., 5.00%, 5/1/2042	1,445,000	1,541,061
Total New York		64,788,942
North Carolina — 0.9%
City of Sanford
Series 2023, Rev., 5.00%, 4/1/2034	390,000	448,012
Series 2023, Rev., 5.00%, 4/1/2036	390,000	437,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	123

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Davidson GO, 5.00%, 6/1/2027	35,000	37,417
County of Duplin Rev., 5.00%, 6/1/2028	65,000	70,076
County of New Hanover, Limited Obligation Series 2022, Rev., 5.00%, 6/1/2027	480,000	513,151
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	25,298
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series NTS2020, Rev., BAN, 5.00%, 2/1/2024 (b)	400,000	402,191
State of North Carolina, Build NC Programs, Limited Obligation
Series 2014C, Rev., 5.00%, 5/1/2024	25,000	25,271
Series 2020B, Rev., 5.00%, 5/1/2029	100,000	110,625
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (c)	2,900,000	2,900,000
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., 5.00%, 4/1/2031	945,000	1,035,335
Total North Carolina		6,004,626
North Dakota — 0.7%
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2023	115,000	115,392
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (c)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,250,000	2,377,911
Total North Dakota		4,218,303
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	348,301
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	25,829
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,268
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	221,206
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2023	175,000	175,144
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
City of Cleveland Series 2022A, GO, 5.00%, 12/1/2035	460,000	517,747
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	15,845
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	340,000	324,056
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	114,363
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	202,408
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,075,610
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	1,986,812
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,500,000	1,490,149
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2031	400,000	408,690
Rev., 5.75%, 9/1/2037	500,000	516,328
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	77,305
Ohio Higher Educational Facility Commission, John Carroll university Rev., 4.00%, 10/1/2034	440,000	420,034
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	121,278
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	55,212
Rev., 5.00%, 3/1/2034	160,000	160,677
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series 2018A, Rev., 5.00%, 2/15/2027	135,000	143,170
Series 2022A, Rev., 5.00%, 2/15/2033	500,000	580,147
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023B, Rev., 5.00%, 12/1/2038	1,500,000	1,679,649
Ohio Water Development Authority, Drinking Water Assistance Fund Series 2022A, Rev., 5.00%, 12/1/2041	1,000,000	1,100,576
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	31,493
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	47,720
State of Ohio Series 2021B, GO, 5.00%, 9/15/2031	210,000	240,356
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	238,335
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	26,865
State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	27,360
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	37,667
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2030	490,000	508,364
Total Ohio		12,943,964
Oklahoma — 0.8%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	153,891
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2025	1,000,000	1,010,695
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series 2018C, Rev., 5.00%, 1/1/2030	10,000	10,662
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	47,679
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	101,236
Oklahoma Water Resources Board Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,629,797
Total Oklahoma		4,953,960
Oregon — 0.4%
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	308,334
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	79,752
Southeastern Pennsylvania Transportation Authority GO, 5.00%, 6/15/2028	25,000	26,680
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (b)	45,000	48,353
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,199,467
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	306,093
Series 2022, Rev., 5.00%, 7/1/2028	400,000	414,641
Total Oregon		2,383,320
Pennsylvania — 5.9%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	183,632
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.70%, 9/1/2023 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2024	130,000	130,285
Rev., 5.00%, 9/1/2025	225,000	225,719
Rev., 5.00%, 9/1/2026	135,000	136,183
Rev., 5.00%, 9/1/2027	250,000	252,844
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	241,092
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	37,764
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	132,997
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	121,099
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	424,779
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,070,681
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	237,391
Commonwealth of Pennsylvania Series 1, GO, 4.00%, 4/1/2033	2,000,000	2,000,728
County of Chester GO, 5.00%, 11/15/2027	30,000	32,484
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	171,747
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	125

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Delaware Valley Regional Finance Authority, Local Government
Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,032,988
Series 2021A, Rev., 2.00%, 10/1/2029	25,000	21,750
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	250,000	260,055
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (c)	5,000,000	5,000,000
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	277,428
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	129,475
Montgomery County Industrial Development Authority, Constellation Energy Generation LLC Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,250,000	2,268,641
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	187,791
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	429,312
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	73,049
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2023-141A, Rev., 5.75%, 10/1/2053	5,000,000	5,284,458
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	113,092
Series A-1, Rev., 5.00%, 12/1/2031	60,000	64,222
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	581,079
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,140,376
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	825,321
Series 2023, Rev., 5.00%, 12/1/2039	500,000	538,946
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,098,628
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2027	610,000	632,879
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	913,455
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	920,620
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,345,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	26,112
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	166,524
GO, 5.00%, 1/1/2037	175,000	191,183
GO, 4.00%, 1/1/2042	970,000	941,830
GO, 4.00%, 1/1/2047	700,000	658,307
Township of Palmer Series 2020C, GO, 4.00%, 11/15/2031	175,000	181,975
Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	20,238
Total Pennsylvania		37,725,046
Rhode Island — 0.0% ^
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	81,349
South Carolina — 0.5%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	269,555
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,240,107
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	119,406
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	10,703
University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034	415,000	467,781
Total South Carolina		3,107,552
South Dakota — 0.0% ^
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	25,094
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	36,685
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	36,164
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group Rev., 5.00%, 11/1/2023	145,000	145,262
Total South Dakota		243,205
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — 4.6%
City of Clarksville
Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,897,081
Series 2021A, Rev., 4.00%, 2/1/2051	1,000,000	948,005
City of Knoxville, Wastewater System Series 2022B, Rev., 4.00%, 4/1/2045	2,765,000	2,692,503
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	188,329
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	25,082
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	135,563
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	26,647
County of Robertson GO, 5.00%, 6/1/2025	25,000	25,734
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2027	105,000	111,882
County of Sullivan GO, 5.00%, 5/1/2026	30,000	31,401
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	51,104
County of Williamson GO, 5.00%, 4/1/2024	20,000	20,195
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2024	625,000	630,796
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 5.00%, 11/15/2023	50,000	50,123
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,023,618
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	467,404
Series 2023, Rev., 5.00%, 5/1/2038	400,000	427,925
Series 2023, Rev., 5.00%, 5/1/2041	500,000	527,735
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	355,000	300,706
Metropolitan Government of Nashville and Davidson County
Series A, GO, 5.00%, 7/1/2025	10,000	10,310
GO, 5.00%, 7/1/2031	2,000,000	2,167,510
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	10,117
Metropolitan Government of Nashville and Davidson County, Water and Sewer Series 2021A, Rev., 4.00%, 7/1/2035	1,805,000	1,865,937
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2036	600,000	671,286
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	659,044
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	511,148
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2024	155,000	156,195
Series 2017A, Rev., 5.00%, 5/1/2027	200,000	210,342
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	138,285
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	135,208
State of Tennessee
Series A, GO, 5.00%, 9/1/2024 (b)	25,000	25,422
Series 2023A, GO, 5.00%, 5/1/2038	10,000,000	11,163,107
Total Tennessee		29,305,744
Texas — 6.8%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	75,555
Aledo Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2042	500,000	535,267
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	5,936,495
Angleton Independent School District, Unlimited Tax GO, 5.00%, 2/15/2036	2,140,000	2,373,506
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	167,622
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	154,717
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	162,938
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	143,362
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	111,929
Rev., PSF-GTD, 5.00%, 8/15/2031	120,000	136,278
Rev., PSF-GTD, 5.00%, 8/15/2032	125,000	140,846
Austin Independent School District, Unlimited Tax Series 2022B, GO, PSF-GTD, 5.00%, 8/1/2028	50,000	54,583
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	50,759
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	88,695
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	127

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Austin, Airport System
Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	255,887
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,075,784
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,006,877
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	100,000	101,478
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	367,956
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375,000	1,402,828
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	534,505
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,491,297
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	150,000	161,679
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,956
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	20,723
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	26,207
City of San Angelo GO, 5.00%, 2/15/2027	20,000	21,204
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,723,747
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	180,721
City of Temple, Utility System Series 2021, Rev., 5.00%, 8/1/2029	245,000	268,500
Clifton Higher Education Finance Corp., Idea Public Schools Series 2022A, Rev., 5.00%, 8/15/2031	250,000	265,413
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	199,315
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	258,559
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	107,550
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	201,227
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	180,675
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	281,400
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	945,889
Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	25,184
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	26,326
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	20,801
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	25,592
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	41,630
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	1,000,000	1,066,653
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	595,000	628,910
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,465
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	200,000	203,882
Denton Independent School District Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,805,000	1,969,600
Fort Worth Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2029	285,000	313,017
Glen Rose Independent School District, Unlimited tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,100,137
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,088,982
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25,000	25,055
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	25,363
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	164,505
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041 (d)	1,000,000	1,089,781
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2023	150,000	150,371
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	46,478
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	26,688
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	800,000	784,194
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	20,583
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	21,396
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	65,974
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,727,153
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	86,189
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	26,370
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	83,066
San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	25,714
Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	26,977
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	50,837
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	62,739
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,000,000	2,185,209
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	25,592
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	164,557
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	515,618
Series 2023, Rev., 5.00%, 5/1/2027	625,000	653,167
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	2,961,391
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	35,257
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,227,447
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,273,732
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	751,658
Series 2023, Rev., 5.00%, 2/1/2042	675,000	721,452
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	62,384
Total Texas		43,879,005
Utah — 1.3%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,496,625
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,139,251
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750,000	1,840,408
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	164,031
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	50,012
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	70,327
Metropolitan Water District of Salt Lake and Sandy Series 2021A, Rev., 4.00%, 7/1/2030	365,000	387,807
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	101,748
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (e)	150,000	133,576
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 5.00%, 10/15/2027	130,000	131,655
Rev., 5.00%, 10/15/2032	310,000	318,035
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecomunications
Rev., 5.25%, 6/1/2033	250,000	284,051
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	129

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Rev., 5.25%, 6/1/2034	325,000	369,004
Rev., 5.25%, 6/1/2035	580,000	654,055
Utah Transit Authority, Sales Tax Series 2007A, Rev., BHAC - CR, MBIA, 5.00%, 6/15/2035	295,000	337,495
Total Utah		8,478,080
Virgin Islands — 0.0% ^
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	150,000	151,658
Virginia — 2.4%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	187,814
Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	27,314
County of Fairfax, Public Improvement
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,024,383
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,007,772
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	93,145
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 4.06%, 9/12/2023 (c)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program Rev., 5.00%, 6/1/2040	640,000	700,061
Virginia College Building Authority, Virginia Educational Facilities, Public Higher Education Financing Program Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,476,343
Virginia Commonwealth Transportation Board, US Route 58 Corridor Development Rev., 4.00%, 5/15/2045	2,000,000	1,933,338
Virginia Public Building Authority, Public Facilities
Series 2021A-1, Rev., 5.00%, 8/1/2030	145,000	163,163
Series 2022A, Rev., 5.00%, 8/1/2030	345,000	388,215
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013C, Rev., 5.00%, 11/1/2023	35,000	35,089
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	245,456
Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,912,747
Total Virginia		15,194,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — 3.3%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,007,190
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	1,961,455
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	30,559
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2030	10,000	10,174
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	20,395
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	35,540
City of Tacoma, Solid Waste Utility Rev., 5.00%, 12/1/2031	700,000	797,803
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	88,974
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	54,300
County of King, Limited Tax
Series 2015A, GO, 5.00%, 7/1/2025	50,000	51,140
Series 2013B, GO, 5.00%, 12/1/2025	20,000	20,075
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	10,285
County of Spokane, Limited Tax Series 2022A, GO, 5.00%, 12/1/2042	900,000	972,584
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	26,237
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,677,123
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	58,723
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	37,595
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (b)	105,000	107,102
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2023	160,000	160,258
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2026	20,000	21,190
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	35,731
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	47,834
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2036	2,100,000	2,143,677
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2023	20,000	20,032
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	51,936
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	400,000	358,055
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2025	25,000	25,968
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,522
Snohomish County School District No. 6 Mukilteo, Unlimited Tax GO, 5.00%, 12/1/2023	105,000	105,421
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,400
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	57,146
State of Washington, Various Purpose
Series 2021B, GO, 5.00%, 6/1/2033	1,000,000	1,118,611
Series 2020C, GO, 5.00%, 2/1/2043	700,000	743,803
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,172,515
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,257,339
Series 2024B, GO, 5.00%, 6/1/2044	3,000,000	3,256,785
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	31,801
Washington State Housing Finance Commission, Emerald Heights Project
Series 2023A, Rev., 5.00%, 7/1/2026	285,000	292,136
Series 2023A, Rev., 5.00%, 7/1/2027	350,000	363,026
Total Washington		21,276,440
West Virginia — 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 5.00%, 6/1/2038	1,800,000	1,904,692
Wisconsin — 1.8%
City of Oshkosh, Sewer
Series 2022E, Rev., 5.00%, 5/1/2027	550,000	585,441
Series 2022E, Rev., 5.00%, 5/1/2029	605,000	663,665
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	174,517
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	193,580
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	61,606
Public Finance Authority
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	267,132
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	457,104
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	808,363
Series 2022, Rev., 4.00%, 4/1/2032 (e)	225,000	211,709
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	262,235
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	559,357
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (e)	250,000	231,647
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2029	1,155,000	1,175,367
Series 2022, Rev., 5.00%, 4/1/2030	1,215,000	1,237,820
Series 2022, Rev., 5.00%, 4/1/2031	1,275,000	1,300,810
Series 2022, Rev., 5.00%, 4/1/2032	665,000	678,274
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	195,294
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	500,000	524,586
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2032	365,000	369,687
Rev., 5.00%, 6/15/2042	380,000	353,272
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (e)	150,000	150,540
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	40,000	40,773
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	52,361
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio Series 20161, Rev., 5.00%, 6/1/2024 (b)	65,000	65,697
State of Wisconsin, Environmental Improvement Fund
Series 2018A, Rev., 5.00%, 6/1/2025	35,000	36,021
Series 2018A, Rev., 5.00%, 6/1/2026	20,000	20,990
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,041
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	131

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Department of Transportation
Series 2017 2, Rev., 5.00%, 7/1/2031	180,000	190,266
Series 2017 2, Rev., 5.00%, 7/1/2032	50,000	52,824
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175,000	170,154
Rev., 4.00%, 1/1/2027	175,000	167,731
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	141,625
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	172,101
Total Wisconsin		11,582,590
Total Municipal Bonds (Cost $583,340,582)		575,767,368
U.S. Treasury Obligations — 0.6%
U.S. Treasury Notes 3.88%, 4/30/2025 (Cost $3,986,352)	4,000,000	3,927,344
	SHARES
Short-Term Investments — 10.2%
Investment Companies — 10.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (f) (g) (Cost $65,306,566)	65,303,708	65,310,239
Total Investments — 100.5% (Cost $652,633,500)		645,004,951
Liabilities in Excess of Other Assets — (0.5)%		(2,902,699)
NET ASSETS — 100.0%		642,102,252

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	30	12/29/2023	USD	6,115,547	12,262
U.S. Treasury 5 Year Note	67	12/29/2023	USD	7,165,859	38,944
					51,206

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD9,350,000	(221,496)	(137,465)	(358,961)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	133

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 35.3%
Aerospace & Defense — 0.1%
Boeing Co. (The) 2.20%, 2/4/2026	125,000	115,313
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	41,000	40,894
6.00%, 2/15/2028 (a)	49,000	45,797
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	38,000	37,529
9.38%, 11/30/2029 (a)	29,000	30,221
TransDigm, Inc. 6.25%, 3/15/2026 (a)	95,000	94,095
		363,849
Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	50,000	50,515
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	85,958
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	68,000	64,446
6.88%, 7/1/2028 (b)	44,000	40,358
Clarios Global LP 6.25%, 5/15/2026 (a)	32,000	31,692
Dana, Inc.
5.38%, 11/15/2027	62,000	58,654
4.50%, 2/15/2032	23,000	18,570
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031 (b)	112,000	98,245
Icahn Enterprises LP 5.25%, 5/15/2027	80,000	70,200
		518,638
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	36,000	41,636
Hyundai Capital America 1.80%, 10/15/2025 (a)	200,000	184,473
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	192,440
		418,549
Banks — 16.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (c)	400,000	352,841
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	645,000	635,420
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	1,000,000	993,075
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	800,000	793,391
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	136,488
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	567,661
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	175,793
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (c)	200,000	187,538
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (c)	585,000	551,606
(SOFR + 1.33%), 3.38%, 4/2/2026 (c)	380,000	365,194
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	205,802
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	312,021
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	465,074
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	409,195
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	870,000	856,847
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	335,000	334,202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	215,556
Bank of Montreal (Canada) 5.20%, 2/1/2028	585,000	580,086
Bank of Nova Scotia (The) (Canada) 5.25%, 6/12/2028	500,000	495,603
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	500,000	501,525
4.75%, 7/13/2027 (a)	530,000	514,369
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	820,000	728,191
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	795,000	742,719
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (c)	500,000	492,672
BPCE SA (France)
5.70%, 10/22/2023 (a)	400,000	399,269
5.15%, 7/21/2024 (a)	285,000	281,490
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	750,000	681,714
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (c)	500,000	497,467
4.75%, 7/19/2027 (a)	500,000	483,266
Canadian Imperial Bank of Commerce (Canada) 5.00%, 4/28/2028	505,000	494,531
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	82,090
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	455,000	430,441
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	191,403
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	1,750,000	1,742,011
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	76,178
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	370,000	349,532
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (c)	500,000	458,980
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	535,000	496,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	500,000	494,040
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	765,000	712,121
5.59%, 7/5/2026 (a)	825,000	824,735
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	805,000	761,521
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	500,000	500,853
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	194,111
5.70%, 3/14/2028 (a)	325,000	325,465
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.47%), 3.80%, 3/11/2025 (c)	250,000	246,871
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	350,000	336,401
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	569,000	505,560
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	855,000	852,319
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	343,322
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	420,000	409,837
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	500,000	459,763
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	179,851
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	200,000	198,005
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	189,435
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	755,000	749,188
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c)	258,000	249,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	456,442
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	358,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.42%, 2/22/2029 (c)	500,000	497,883
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	194,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b) (c)	470,000	442,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	750,000	751,217
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	486,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	350,000	360,353
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	750,000	745,547
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	441,327
Royal Bank of Canada (Canada) 5.20%, 8/1/2028	620,000	615,733
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	645,000	625,277
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	135

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	655,000	594,532
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	275,000	277,166
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	365,000	343,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	570,000	510,768
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	805,000	808,766
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	250,000	244,787
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	200,000	190,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	310,000	299,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	470,000	470,982
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.88%, 7/13/2026	585,000	589,610
5.52%, 1/13/2028	775,000	774,705
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	194,494
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	738,914
Toronto-Dominion Bank (The) (Canada)
5.10%, 1/9/2026	575,000	570,447
5.53%, 7/17/2026	620,000	621,368
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	150,000	141,820
(SOFR + 1.56%), 4.54%, 8/15/2026 (c)	535,000	522,414
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	265,170
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	945,000	916,627
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	475,000	473,033
		42,335,789
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — 0.2%
Amgen, Inc. 5.15%, 3/2/2028	510,000	509,467
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	39,000	18,720
		528,187
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	72,000	68,430
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	35,155
		103,585
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	64,000	54,411
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	55,000	54,143
Griffon Corp. 5.75%, 3/1/2028	80,000	74,561
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	44,000	39,159
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	49,000	45,469
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	64,000	58,944
Summit Materials LLC 5.25%, 1/15/2029 (a)	54,000	50,584
		377,271
Capital Markets — 4.0%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (c)	380,000	374,050
Credit Suisse AG (Switzerland) 7.50%, 2/15/2028	270,000	288,766
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	149,765
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	500,000	453,634
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	350,000	355,235
5.37%, 9/9/2027	320,000	317,318
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	240,000	242,990
Goldman Sachs Group, Inc. (The)
(SOFR + 0.73%), 1.76%, 1/24/2025 (c)	500,000	490,725
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	376,434
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	352,955
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	720,000	673,215
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	992,355
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	490,047
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	122,881
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	356,712
Morgan Stanley
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	150,000	134,571
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	297,424
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	360,847
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	985,000	1,010,396
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	565,000	554,169
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	184,811
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	241,053
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	405,000	406,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	297,000	295,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	397,466
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (c)	370,000	376,764
		10,297,066
Chemicals — 0.2%
Avient Corp. 5.75%, 5/15/2025 (a)	44,000	43,415
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	200,000	167,560
Chemours Co. (The)
5.38%, 5/15/2027	26,000	24,475
5.75%, 11/15/2028 (a)	54,000	48,509
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	62,000	54,505
NOVA Chemicals Corp. (Canada) 4.25%, 5/15/2029 (a)	67,000	54,421
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	108,000	90,323
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	49,000	45,648
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	64,000	59,689
		588,545
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	67,000	57,239
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	31,000	29,486
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	50,000	43,001
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	55,042
Brink's Co. (The) 4.63%, 10/15/2027 (a)	31,000	28,826
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	78,634
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	40,000	35,709
4.75%, 6/15/2029 (a)	71,000	64,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Madison IAQ LLC 4.13%, 6/30/2028 (a)	126,000	111,476
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	130,000	127,575
		631,308
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	85,000	77,245
4.75%, 9/1/2029 (a)	95,000	70,598
		147,843
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	39,287
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	54,000	45,349
Pike Corp. 5.50%, 9/1/2028 (a)	35,000	31,497
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	52,067
		168,200
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	447,746
2.88%, 8/14/2024	200,000	193,911
5.75%, 6/6/2028	500,000	495,634
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	444,252
5.50%, 1/15/2026 (a)	125,000	121,694
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (c)	270,000	266,126
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	400,000	384,786
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	345,000	334,674
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	425,000	392,950
General Motors Financial Co., Inc. 5.00%, 4/9/2027	380,000	370,334
Navient Corp. 7.25%, 9/25/2023	19,000	19,000
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	65,911
6.63%, 1/15/2028	23,000	21,505
5.38%, 11/15/2029	23,000	19,867
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	150,000	148,999
		3,727,389
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	203,996
3.50%, 3/15/2029 (a)	59,000	51,036
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	137

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	22,000	21,184
Rite Aid Corp. 8.00%, 11/15/2026 (a)	85,000	53,975
		330,191
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	187,063
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	62,779
LABL, Inc. 6.75%, 7/15/2026 (a)	100,000	97,743
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	113,000	111,276
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	62,000	61,286
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	49,000	44,072
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	200,000	188,632
		752,851
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	41,000	38,591
Diversified Telecommunication Services — 0.5%
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	141,385
CCO Holdings LLC
5.00%, 2/1/2028 (a)	137,000	126,245
4.75%, 3/1/2030 (a)	257,000	220,967
4.50%, 8/15/2030 (a)	285,000	239,741
4.75%, 2/1/2032 (a)	13,000	10,757
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	70,132
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	62,000	56,849
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	41,000	21,239
4.00%, 2/15/2027 (a)	216,000	136,127
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	180,212
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	31,000	27,242
		1,230,896
Electric Utilities — 1.7%
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	208,843
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	429,361
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (d)	200,000	197,064
Exelon Corp. 5.15%, 3/15/2028	305,000	302,796
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	489,229
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	731,513
Metropolitan Edison Co. 5.20%, 4/1/2028 (a)	240,000	237,007
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	445,000	446,054
4.90%, 2/28/2028	600,000	589,612
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	37,916
5.25%, 6/15/2029 (a)	67,000	60,307
Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	225,000	221,354
PG&E Corp. 5.00%, 7/1/2028 (b)	60,000	55,194
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	340,566
5.00%, 7/31/2027 (a)	90,000	84,646
4.38%, 5/1/2029 (a)	27,000	23,806
		4,455,268
Electrical Equipment — 0.0% ^
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	39,502
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	41,000	36,416
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	176,852	154,745
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	40,000	39,036
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	54,000	53,528
Transocean, Inc. 8.75%, 2/15/2030 (a)	33,250	34,015
		281,324
Entertainment — 0.5%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	29,760
5.25%, 7/15/2028 (a) (b)	28,000	24,871
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	85,000	79,186
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	101,894
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	975,000	914,470
		1,150,181
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 1.1%
Block, Inc.
2.75%, 6/1/2026	15,000	13,640
3.50%, 6/1/2031	38,000	31,159
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	141,093
3.85%, 6/15/2025 (a)	200,000	191,078
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	200,000	191,324
Global Payments, Inc.
1.20%, 3/1/2026	415,000	371,219
4.95%, 8/15/2027	335,000	326,466
National Rural Utilities Cooperative Finance Corp. 5.05%, 9/15/2028	615,000	613,698
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	72,000	68,580
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	850,000	768,081
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	17,000	15,109
3.63%, 3/1/2029 (a)	44,000	37,450
4.00%, 10/15/2033 (a)	5,000	3,953
		2,772,850
Food Products — 0.3%
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	63,000	60,410
4.63%, 4/15/2030 (a)	31,000	27,465
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	180,587
4.90%, 4/21/2027 (a)	570,000	551,491
		819,953
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	49,000	46,486
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	35,000	30,800
		77,286
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a) (b)	64,000	61,106
4.75%, 4/1/2028 (a)	31,000	28,193
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	59,000	50,150
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	108,000	97,782
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	40,000	40,842
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	50,000	50,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	19,598
7.13%, 6/1/2031 (a)	20,000	20,106
		368,615
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	90,000	78,568
5.25%, 10/1/2029 (a)	90,000	79,922
		158,490
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	41,000	38,841
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	44,123
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	98,000	95,663
5.63%, 3/15/2027 (a)	23,000	20,239
6.00%, 1/15/2029 (a)	67,000	56,113
4.75%, 2/15/2031 (a)	77,000	57,365
DaVita, Inc. 4.63%, 6/1/2030 (a)	103,000	88,349
Encompass Health Corp. 4.75%, 2/1/2030	81,000	73,778
HCA, Inc. 5.20%, 6/1/2028	520,000	512,403
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	45,000	38,138
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	56,099
4.25%, 6/1/2029	198,000	176,776
		1,257,887
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	67,000	62,292
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	41,839
Boyd Gaming Corp. 4.75%, 12/1/2027	59,000	55,236
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	76,713
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	95,000	94,263
Carnival Corp. 9.88%, 8/1/2027 (a)	162,000	171,237
Cedar Fair LP 5.25%, 7/15/2029 (b)	85,000	76,515
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	185,476
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	72,000	67,170
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	49,000	41,406
MGM Resorts International 5.50%, 4/15/2027	78,000	74,522
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	139

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	75,000	78,114
9.25%, 1/15/2029 (a)	70,000	74,609
Sands China Ltd. (Macau) 5.38%, 8/8/2025 (e)	200,000	193,335
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	56,000	52,710
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	22,000	21,994
Station Casinos LLC 4.50%, 2/15/2028 (a)	49,000	43,855
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	49,000	48,406
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	60,000	53,712
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	28,000	25,784
4.63%, 1/31/2032	8,000	7,158
		1,484,054
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	54,000	52,260
Newell Brands, Inc. 6.38%, 9/15/2027	80,000	78,371
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	90,000	77,308
		207,939
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	50,780
4.13%, 4/30/2031 (a)	31,000	26,325
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	41,000	36,201
4.38%, 3/31/2029 (a)	44,000	37,686
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	90,000	82,539
		233,531
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	78,687
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	357,349
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	155,000	144,508
		580,544
Industrial REITs — 0.3%
Prologis LP 4.88%, 6/15/2028	685,000	677,903
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — 1.1%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	254,051
0.91%, 8/19/2024 (a)	295,000	280,185
2.50%, 1/14/2025 (a)	308,000	291,473
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	219,005
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	143,184
5.50%, 1/9/2026 (a)	575,000	564,188
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	998,044
		2,750,130
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	42,623
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	52,000	48,617
		91,240
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	59,000	49,175
Life Sciences Tools & Services — 0.0% ^
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	54,000	53,865
Machinery — 0.0% ^
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	62,000	63,528
Terex Corp. 5.00%, 5/15/2029 (a)	41,000	37,644
		101,172
Media — 0.6%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	131,000	117,329
7.75%, 4/15/2028 (a)	26,000	20,450
CSC Holdings LLC
5.25%, 6/1/2024	44,000	41,737
6.50%, 2/1/2029 (a)	200,000	165,332
Directv Financing LLC 5.88%, 8/15/2027 (a)	49,000	43,425
DISH DBS Corp.
5.88%, 11/15/2024	44,000	40,925
7.75%, 7/1/2026	76,000	56,840
5.25%, 12/1/2026 (a)	98,000	82,609
DISH Network Corp. 11.75%, 11/15/2027 (a)	49,000	49,717
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	41,000	35,170
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	90,000	62,833
iHeartCommunications, Inc.
8.38%, 5/1/2027 (b)	22,500	15,580
5.25%, 8/15/2027 (a)	100,000	79,073
News Corp. 3.88%, 5/15/2029 (a)	46,000	40,397
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	97,000	91,174
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	28,902
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	14,544
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	59,000	38,022
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	49,000	45,304
5.50%, 7/1/2029 (a)	190,000	171,049
Stagwell Global LLC 5.63%, 8/15/2029 (a)	67,000	55,954
TEGNA, Inc. 4.63%, 3/15/2028	50,000	44,658
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	26,000	25,171
4.50%, 5/1/2029 (a)	53,000	45,619
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	41,000	39,258
		1,451,072
Metals & Mining — 0.2%
ATI, Inc. 5.88%, 12/1/2027	108,000	105,030
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	40,761
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	65,459
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	62,000	62,019
5.88%, 6/1/2027	8,000	7,704
4.63%, 3/1/2029 (a)	13,000	11,526
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	200,000	187,332
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	62,000	57,201
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	68,911
		605,943
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	48,000	48,835
5.38%, 6/15/2029 (a)	26,000	24,363
Antero Resources Corp.
7.63%, 2/1/2029 (a)	27,000	27,670
5.38%, 3/1/2030 (a)	59,000	55,163
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	341,402
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	44,000	45,030
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	27,000	26,536
Buckeye Partners LP 4.13%, 12/1/2027	80,000	72,743
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
California Resources Corp. 7.13%, 2/1/2026 (a)	35,000	35,090
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	72,000	71,476
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	35,482
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	23,000	23,690
8.75%, 7/1/2031 (a)	20,000	20,700
CNX Resources Corp. 6.00%, 1/15/2029 (a)	54,000	51,428
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	98,000	91,696
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	49,000	47,530
8.00%, 4/1/2029 (a)	36,000	37,199
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	85,000	75,303
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	150,000	144,787
8.63%, 1/19/2029	50,000	50,875
Energian Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (d)	12,000	11,868
4.88%, 3/30/2026 (d)	180,000	168,442
Energy Transfer LP 5.55%, 2/15/2028	410,000	408,507
EQM Midstream Partners LP
4.00%, 8/1/2024	10,000	9,757
5.50%, 7/15/2028	85,000	81,208
Genesis Energy LP 8.00%, 1/15/2027	46,000	45,348
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	439,247
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	188,000	169,480
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	76,436	77,623
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	66,780
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	54,000	52,300
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (d)	50,000	48,915
6.50%, 6/30/2027 (d)	150,000	144,645
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	54,000	51,588
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	28,000	27,876
NuStar Logistics LP 5.63%, 4/28/2027	55,000	53,364
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	150,000	141,113
4.50%, 1/23/2026	100,000	87,850
6.88%, 8/4/2026	180,000	163,593
6.49%, 1/23/2027	270,000	235,478
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	141

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Range Resources Corp.
8.25%, 1/15/2029	54,000	56,060
4.75%, 2/15/2030 (a)	24,000	21,671
SM Energy Co.
6.75%, 9/15/2026	26,000	25,891
6.63%, 1/15/2027	54,000	53,325
Southwestern Energy Co.
8.38%, 9/15/2028	31,000	32,266
5.38%, 3/15/2030	45,000	42,128
Sunoco LP 5.88%, 3/15/2028	54,000	52,450
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	42,163
6.00%, 12/31/2030 (a)	32,000	28,627
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	60,000	60,525
Vital Energy, Inc. 9.50%, 1/15/2025	31,000	31,155
		4,258,241
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	110,917	108,841
5.75%, 4/20/2029 (a)	48,750	46,624
United Airlines, Inc. 4.38%, 4/15/2026 (a)	47,000	44,294
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	40,000	36,912
		236,671
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	101,790
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	51,033
		152,823
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	88,000	79,709
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	59,000	53,133
4.88%, 6/1/2028 (a)	257,000	152,502
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b) (e)	54,000	53,257
		338,601
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	67,000	53,836
Realogy Group LLC 5.75%, 1/15/2029 (a)	49,000	35,093
		88,929
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	54,000	53,967
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	90,000	86,185
Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	113,439
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	29,774
		283,365
Software — 0.2%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	56,394
NCR Corp.
5.00%, 10/1/2028 (a)	62,000	56,903
5.13%, 4/15/2029 (a)	48,000	43,653
6.13%, 9/1/2029 (a)	26,000	26,778
Oracle Corp. 4.50%, 5/6/2028	395,000	383,205
RingCentral, Inc. 8.50%, 8/15/2030 (a)	15,000	14,775
		581,708
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	52,000	48,954
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	53,821
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	39,337
7.50%, 6/15/2029	76,000	76,624
6.75%, 7/1/2036	23,000	21,232
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	64,709
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	49,000	43,507
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	28,633
4.38%, 1/15/2031 (a)	31,000	26,376
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	54,917
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	224,257
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	49,000	41,890
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	49,000	43,611
Staples, Inc. 7.50%, 4/15/2026 (a)	95,000	78,603
		797,517
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	18,000	18,882
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
8.50%, 7/15/2031 (a)	6,000	6,286
9.63%, 12/1/2032 (a)	44,000	48,739
		73,907
Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	475,000	450,314
Trading Companies & Distributors — 0.2%
Air Lease Corp. 4.25%, 2/1/2024	150,000	148,819
Aviation Capital Group LLC 4.38%, 1/30/2024 (a)	200,000	197,877
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	54,000	51,925
Imola Merger Corp. 4.75%, 5/15/2029 (a)	36,000	31,999
United Rentals North America, Inc. 4.88%, 1/15/2028	64,000	60,893
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	68,000	69,206
		560,719
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (b)	67,000	58,123
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (d)	200,000	123,000
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	145,005
3.38%, 4/15/2029	600,000	537,817
		863,945
Total Corporate Bonds (Cost $94,489,433)		91,061,074
Asset-Backed Securities — 21.1%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	155,297	139,530
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	383,000	381,381
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	230,777
American Credit Acceptance Receivables Trust
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	443,815
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	1,500,000	1,415,436
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	569,645
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	369,661
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	255,731
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	345,283
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,360,486
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	251,797
AREIT Trust Series 2021-CRE5, Class C, 7.68%, 11/17/2038 ‡ (a) (f)	336,000	317,912
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.69%, 4/22/2031 (a) (f)	198,732	197,419
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.56%, 7/20/2030 (a) (f)	281,975	280,159
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.47%, 12/15/2038 (a) (f)	475,000	462,058
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	211,883	199,941
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	524,090	474,307
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	103,950	102,963
Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	488,525
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	390,549
Carvana Auto Receivables Trust Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	750,000	738,297
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	370,296
CPS Auto Receivables Trust
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	295,037	293,988
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	355,505	355,303
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	186,219
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	946,434
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	742,093
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	880,937
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	143

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	237,824
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	233,003
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	449,851
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 (a)	125,000	123,123
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	125,128	120,640
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	233,278
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	227,863
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	295,392
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	304,484
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,608,385
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	60,487	59,956
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	615,219
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	194,694
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	344,173
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	444,535
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,407,924
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	763,879
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	506,855
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	517,939
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	27,532	26,607
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	145,439	139,142
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	48,328	46,611
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	440,713
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	560,546
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	206,028
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	132,041
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	496,104
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	731,720
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	830,689
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	584,177
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	77,555	69,133
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	205,955
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.56%, 7/24/2030 (a) (f)	237,748	236,149
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	69,842	69,207
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	183,787
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	948,799
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	709,861
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	752,568
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	715,593
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	78,022	72,180
Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,086,000	1,097,852
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	461,007	383,864
LCM LP (Cayman Islands) Series 14A, Class AR, 6.63%, 7/20/2031 (a) (f)	400,000	396,953
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.66%, 1/20/2031 (a) (f)	215,005	214,253
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	73,182	70,551
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	300,000	292,864
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	300,000	296,608
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	84,176	82,827
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	826,786
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	43,918	43,145
LMREC LLC Series 2021-CRE4, Class A, 6.48%, 4/22/2037 (a) (f)	22,995	22,674
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	361,841	359,643
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	170,527
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	408,000	409,724
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	198,832
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	99,533	90,504
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	42,718	38,548
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (f)	354,000	351,538
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	450,235
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	169,214	166,346
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	97,971	89,167
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	498,712
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	120,206	115,365
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	110,749	106,722
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	18,022	17,929
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-2A, Class A1, 6.44%, 5/20/2029 (a) (f)	100,752	100,231
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 7.08%, 4/14/2038 (a) (f)	166,492	160,557
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	1,125,705	1,051,303
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	183,609	175,428
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (f)	398,486	365,976
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	171,280	159,504
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	122,559	118,416
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	826,030	777,588
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	175,194
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	302,519
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	518,482
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (f)	96,238	92,693
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	742,592	692,720
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	230,656	217,786
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	202,955	187,681
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	206,895	197,192
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	812,251	812,551
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	500,000	462,325
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	281,987
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,222,546
SCF Equipment Leasing LLC Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	535,000	478,364
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	145

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	1,172,082	1,178,129
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	142,417	142,236
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.67%, 1/20/2032 (a) (f)	400,000	397,393
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.39%, 12/29/2029 (a) (f)	371,168	368,860
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.71%, 7/23/2033 (a) (f)	250,000	248,468
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	213,397
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	766,611
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	68,603	65,542
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	78,364	74,895
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	94,320	91,636
Series 2021-ST9, Class A, 1.70%, 11/20/2029 ‡ (a)	79,090	76,590
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	157,918	153,259
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	247,421	238,402
Upstart Securitization Trust
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	218,332	214,789
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	10,077	10,028
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	231,000	219,953
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	225,000	213,883
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	354,794	352,299
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	53,160	52,694
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	574,000	530,471
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	115,477	110,014
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	129,209	120,739
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	174,789	163,427
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 6.64%, 7/18/2031 (a) (f)	150,000	148,990
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	127,147	125,730
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	2,751	2,748
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	223,610	206,498
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	377,266	347,299
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	116,407	108,483
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	88,131	83,391
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	118,859	110,969
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	83,295	83,221
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	237,599
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,000,000	931,095
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	498,606
Total Asset-Backed Securities (Cost $55,696,618)		54,269,125
U.S. Treasury Obligations — 16.7%
U.S. Treasury Notes
4.63%, 2/28/2025	32,500	32,275
3.88%, 3/31/2025	125,000	122,739
2.88%, 6/15/2025	5,820,000	5,613,799
3.00%, 7/15/2025	2,847,800	2,750,574
3.13%, 8/15/2025	195,000	188,655
3.50%, 9/15/2025	657,700	640,590
4.25%, 10/15/2025	4,970,000	4,914,282
4.50%, 11/15/2025	5,285,000	5,252,795
4.00%, 12/15/2025	4,635,000	4,560,043
3.88%, 1/15/2026	2,475,000	2,428,207
4.00%, 2/15/2026	6,605,000	6,500,765
0.50%, 2/28/2026	15,000	13,543
4.63%, 3/15/2026	586,100	585,665
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.75%, 4/15/2026	425,000	415,819
0.75%, 5/31/2026	290,000	261,544
4.13%, 6/15/2026	1,480,000	1,462,887
4.38%, 8/15/2026	2,575,000	2,563,332
0.75%, 8/31/2026	1,180,000	1,056,423
0.88%, 9/30/2026	65,000	58,330
4.00%, 2/29/2028	172,700	170,575
3.63%, 3/31/2028	3,040,000	2,955,213
3.63%, 5/31/2028	420,000	408,483
Total U.S. Treasury Obligations (Cost $43,404,762)		42,956,538
Mortgage-Backed Securities — 13.8%
FHLMC Pool # 841368 ARM, 3.31%, 9/1/2047 (f)	1,805,467	1,804,819
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	251,862	243,192
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	424,919	386,191
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	150,675	143,315
Pool # SB0725, 4.00%, 8/1/2037	954,127	918,938
Pool # SB8184, 4.00%, 10/1/2037	726,197	697,152
Pool # SB8189, 4.00%, 11/1/2037	2,030,575	1,950,277
Pool # SB8222, 4.50%, 4/1/2038	1,382,817	1,346,932
Pool # SB8229, 4.50%, 5/1/2038	1,886,684	1,837,699
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	826,945	777,302
Pool # SD8231, 4.50%, 7/1/2052	837,983	794,618
Pool # SD8343, 6.00%, 7/1/2053	4,184,057	4,194,799
FNMA Pool # BM4562 ARM, 6.12%, 5/1/2047 (f)	1,133,967	1,141,743
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	749,525	689,985
Pool # MA4361, 2.50%, 6/1/2036	353,540	318,552
Pool # CB1216, 2.50%, 7/1/2036	661,737	596,300
Pool # FS1563, 2.50%, 7/1/2036	497,670	448,456
Pool # FS1329, 2.00%, 2/1/2037	906,766	797,401
Pool # MA4640, 3.50%, 6/1/2037	672,299	633,957
Pool # MA4944, 4.50%, 3/1/2038	2,700,288	2,630,246
FNMA UMBS, 20 Year
Pool # FM3075, 3.50%, 11/1/2039	982,588	906,402
Pool # CA8310, 2.50%, 12/1/2040	250,209	216,992
Pool # MA4780, 4.50%, 10/1/2042	2,544,385	2,445,648
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	858,826	815,899
Pool # FS2237, 4.00%, 10/1/2046	2,017,100	1,915,157
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BM1285, 4.50%, 5/1/2047	135,739	131,394
Pool # FS1847, 4.00%, 1/1/2049	251,377	236,401
Pool # FS1891, 4.00%, 1/1/2050	836,765	786,909
Pool # FS0085, 4.00%, 11/1/2050	908,696	853,102
Pool # MA4733, 4.50%, 9/1/2052	846,033	802,207
Pool # MA5039, 5.50%, 6/1/2053	2,148,828	2,121,254
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	715,015	681,916
Pool # MA8429, 5.50%, 11/20/2052	1,244,221	1,231,654
Total Mortgage-Backed Securities (Cost $36,543,755)		35,496,809
Commercial Mortgage-Backed Securities — 4.6%
Beast Mortgage Trust Series 2021-1818, Class B, 6.88%, 3/15/2036 (a) (f)	179,000	150,284
BX Commercial Mortgage Trust Series 2021-VOLT, Class D, 7.07%, 9/15/2036 (a) (f)	275,000	261,289
BX Trust
Series 2021-RISE, Class D, 7.17%, 11/15/2036 (a) (f)	341,171	332,182
Series 2022-LBA6, Class D, 7.31%, 1/15/2039 (a) (f)	525,000	507,878
Series 2022-FOX2, Class A2, 6.06%, 4/15/2039 (a) (f)	416,737	403,410
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 9.18%, 10/15/2038 (a) (f)	275,000	260,263
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	186,109
Series 2015-GC27, Class C, 4.57%, 2/10/2048 (f)	440,000	401,953
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (f)	400,000	362,981
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (f)	250,000	191,274
Commercial Mortgage Trust
Series 2019-WCM, Class G, 8.12%, 10/15/2034 (a) (f)	385,000	380,641
Series 2014-UBS5, Class C, 4.76%, 9/10/2047 (f)	500,000	441,614
Series 2014-CR20, Class C, 4.60%, 11/10/2047 (f)	100,000	88,918
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (f)	200,000	181,879
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (f)	200,000	182,203
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (f)	325,000	246,184
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	147

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.55%, 8/25/2027 (f)	3,540,185	50,376
Series K111, Class X3, IO, 3.29%, 4/25/2048 (f)	405,000	66,487
Series K110, Class X3, IO, 3.52%, 6/25/2048 (f)	380,000	65,420
Series K115, Class X3, IO, 3.06%, 9/25/2048 (f)	430,000	65,987
Series K125, Class X3, IO, 2.74%, 2/25/2049 (f)	460,000	67,200
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.19%, 5/25/2025 (a) (f)	200,000	191,010
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (f)	100,000	96,488
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (f)	185,000	173,870
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (f)	110,000	102,694
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (f)	100,000	89,100
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	250,000	147,417
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	138,723
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.78%, 8/15/2048 (f)	150,000	118,005
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (f)	400,000	326,449
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (f)	800,000	634,152
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (f)	275,000	186,951
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.13%, 12/15/2046 (a) (f)	200,000	170,506
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 6.67%, 12/15/2037 (a) (f)	108,467	106,899
Life Mortgage Trust Series 2021-BMR, Class C, 6.52%, 3/15/2038 (a) (f)	191,679	186,141
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (f)	250,000	244,983
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (f)	175,023	165,796
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	181,850
Series 2015-C25, Class B, 4.67%, 10/15/2048 (f)	500,000	460,296
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	189,604
SMRT Series 2022-MINI, Class E, 8.01%, 1/15/2039 (a) (f)	350,000	328,929
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.01%, 11/15/2036 (a) (f)	400,000	386,589
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (f)	130,046	106,861
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (f)	500,000	451,148
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (f)	205,000	166,841
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.08%, 3/15/2045 (f)	117,000	94,117
Series 2014-C25, Class B, 4.24%, 11/15/2047 (f)	160,000	148,386
Series 2014-C22, Class C, 3.91%, 9/15/2057 (f)	725,000	567,211
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	1,000,000	910,984
Total Commercial Mortgage-Backed Securities (Cost $13,317,102)		11,966,532
Collateralized Mortgage Obligations — 2.9%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 7.19%, 12/25/2041 (a) (f)	521,000	511,240
Series 2022-R02, Class 2M2, 8.29%, 1/25/2042 (a) (f)	225,000	225,141
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class M1A, 6.29%, 1/25/2042 (a) (f)	677,390	670,226
Series 2020-DNA1, Class M2, 7.10%, 1/25/2050 (a) (f)	49,954	49,954
Series 2020-HQA3, Class B1, 11.15%, 7/25/2050 (a) (f)	178,079	193,200
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 7.59%, 8/25/2033 (a) (f)	93,584	93,759
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	89,909	90,034
Series 4754, Class VG, 4.00%, 12/15/2036	625,000	604,441
Series 3878, Class PL, 4.50%, 11/15/2040	375,136	365,288
Series 4376, Class A, 4.00%, 7/15/2041	1,176,034	1,148,460
Series 4718, Class DA, 3.00%, 2/15/2047	250,449	226,823
Series 5021, Class MI, IO, 3.00%, 10/25/2050	436,562	67,786
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	227,436	214,171
Series 2022-42, Class EA, 3.75%, 6/25/2052	2,264,621	2,128,131
Series 2022-43, Class P, 4.00%, 7/25/2052	523,467	494,068
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	229,389	29,341
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	111,912	105,767
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (f)	58,527	58,121
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	254,042	232,829
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (f)	144,000	97,201
Total Collateralized Mortgage Obligations (Cost $7,964,491)		7,605,981
Foreign Government Securities — 0.7%
Arab Republic of Egypt 6.20%, 3/1/2024 (d)	200,000	187,664
Dominican Republic Government Bond
6.00%, 7/19/2028 (d)	300,000	289,490
4.50%, 1/30/2030 (a)	150,000	130,439
Federal Republic of Nigeria
7.63%, 11/21/2025 (d)	200,000	189,872
6.50%, 11/28/2027 (d)	200,000	171,364
8.38%, 3/24/2029 (a)	200,000	176,156
Republic of Angola 8.25%, 5/9/2028 (d)	200,000	174,540
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	200,000	188,330
5.75%, 12/31/2032 (d) (e)	56,694	51,220
Republic of Iraq 5.80%, 1/15/2028 (d)	140,625	129,218
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	200,000	203,884
Total Foreign Government Securities (Cost $2,052,648)		1,892,177
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.0% (g) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $111,849)	2,126,682	107,038
	SHARES
Short-Term Investments — 4.4%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (h) (i) (Cost $5,674,175)	5,672,852	5,674,554
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (h) (i) (Cost $607,965)	607,965	607,965
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills
5.14%, 9/14/2023 (j)	4,370,000	4,361,727
5.42%, 2/15/2024 (j) (k)	588,000	573,577
Total U.S. Treasury Obligations (Cost $4,935,599)		4,935,304
Total Short-Term Investments (Cost $11,217,739)		11,217,823
Total Investments — 99.5% (Cost $264,798,397)		256,573,097
Other Assets Less Liabilities — 0.5%		1,166,314
NET ASSETS — 100.0%		257,739,411

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	149

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $589,233.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2023.
(j)	The rate shown is the effective yield as of August 31, 2023.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	99	12/29/2023	USD	20,181,305	24,573
U.S. Treasury 5 Year Note	380	12/29/2023	USD	40,642,187	200,083
					224,656
Short Contracts
U.S. Treasury 10 Year Note	(67)	12/19/2023	USD	(7,438,047)	(59,219)
U.S. Treasury 10 Year Ultra Note	(33)	12/19/2023	USD	(3,830,578)	(31,780)
U.S. Treasury Long Bond	(11)	12/19/2023	USD	(1,337,188)	(14,289)
					(105,288)
					119,368

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD1,530,000	(5,495)	(53,244)	(58,739)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	151

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 39.6%
Aerospace & Defense — 0.3%
Airbus SE (France) 3.15%, 4/10/2027 (a)	10,000,000	9,409,181
L3Harris Technologies, Inc.
3.85%, 12/15/2026	2,902,000	2,773,363
5.40%, 1/15/2027	34,681,000	34,765,245
RTX Corp. 3.20%, 3/15/2024	20,734,000	20,458,113
		67,405,902
Automobile Components — 0.1%
Magna International, Inc. (Canada) 3.63%, 6/15/2024	16,015,000	15,742,714
Automobiles — 1.3%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	3,130,000	3,126,733
(SOFRINDX + 0.53%), 5.88%, 4/1/2024 (a) (b)	22,838,000	22,852,185
(SOFRINDX + 0.62%), 5.94%, 8/11/2025 (a) (b)	9,237,000	9,255,964
Hyundai Capital America
1.25%, 9/18/2023 (a)	2,506,000	2,501,128
0.80%, 1/8/2024 (a)	48,000,000	47,164,017
4.30%, 2/1/2024 (a)	876,000	869,594
0.88%, 6/14/2024 (a)	47,002,000	45,169,857
1.00%, 9/17/2024 (a)	5,566,000	5,290,690
2.65%, 2/10/2025 (a)	8,000,000	7,647,587
5.80%, 6/26/2025 (a)	24,390,000	24,419,300
6.00%, 7/11/2025 (a)	28,960,000	28,997,494
1.80%, 10/15/2025 (a)	1,792,000	1,652,877
5.50%, 3/30/2026 (a)	1,961,000	1,952,751
1.50%, 6/15/2026 (a)	2,659,000	2,378,351
1.65%, 9/17/2026 (a)	1,451,000	1,288,578
Kia Corp. (South Korea) 1.00%, 4/16/2024 (a)	12,580,000	12,200,902
Mercedes-Benz Finance North America LLC (Germany) 0.75%, 3/1/2024 (a)	1,065,000	1,039,017
Volkswagen Group of America Finance LLC (Germany)
4.25%, 11/13/2023 (a)	39,386,000	39,252,299
0.88%, 11/22/2023 (a)	14,938,000	14,778,927
2.85%, 9/26/2024 (a)	5,725,000	5,546,845
4.63%, 11/13/2025 (a)	1,960,000	1,931,708
3.20%, 9/26/2026 (a)	9,504,000	8,887,801
		288,204,605
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — 16.7%
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	6,755,000	6,626,293
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	23,413,000	23,234,962
5.38%, 7/3/2025	72,769,000	72,811,568
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	1,200,000	1,197,852
Banco Santander SA (Spain)
2.71%, 6/27/2024	11,635,000	11,318,027
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	47,257,000	47,111,624
3.50%, 3/24/2025	10,215,000	9,844,302
Bank of America Corp.
(SOFR + 0.41%), 5.78%, 6/14/2024 (b)	85,060,000	84,789,881
(3-MONTH CME TERM SOFR + 1.23%), 3.46%, 3/15/2025 (b)	2,992,000	2,949,379
(SOFR + 0.69%), 0.98%, 4/22/2025 (b)	42,672,000	41,222,159
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	75,312,000	74,226,272
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	110,000,000	108,554,044
Bank of America NA (SOFR + 0.78%), 6.09%, 8/18/2025 (b)	5,320,000	5,322,438
Bank of Montreal (Canada)
(SOFRINDX + 0.35%), 5.71%, 12/8/2023 (b)	14,990,000	14,989,533
5.30%, 6/5/2026	99,000,000	98,657,491
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	80,000,000	78,008,503
Bank of Nova Scotia (The) (Canada)
0.55%, 9/15/2023	166,000	165,764
(SOFR + 0.26%), 5.62%, 9/15/2023 (b)	6,667,000	6,667,048
(SOFRINDX + 0.55%), 5.91%, 9/15/2023 (b)	47,576,000	47,581,971
5.45%, 6/12/2025	74,090,000	73,657,391
4.75%, 2/2/2026	67,362,000	66,160,937
1.30%, 9/15/2026	8,539,000	7,566,373
Banque Federative du Credit Mutuel SA (France)
0.65%, 2/27/2024 (a)	7,485,000	7,301,009
4.94%, 1/26/2026 (a)	78,781,000	77,215,077
5.90%, 7/13/2026 (a)	106,402,000	106,726,567
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	29,647,000	29,237,185
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	34,200,000	33,700,021
BNP Paribas SA (France) 3.80%, 1/10/2024 (a)	44,645,000	44,261,277
BPCE SA (France)
4.00%, 9/12/2023 (a)	19,526,000	19,517,409
5.03%, 1/15/2025 (a)	119,399,000	117,439,650
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.40%), 5.76%, 12/14/2023 (b)	50,032,000	50,019,378
(SOFR + 0.94%), 6.28%, 4/7/2025 (b)	95,598,000	95,855,127
5.14%, 4/28/2025	80,000,000	79,318,086
Citigroup, Inc. (SOFR + 0.69%), 0.78%, 10/30/2024 (b)	10,270,000	10,176,693
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	241,889,000	230,370,101
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023 (a)	2,850,000	2,846,297
0.38%, 1/12/2024	650,000	637,990
(SOFRINDX + 0.30%), 5.64%, 1/12/2024 (b)	60,834,000	60,824,022
Credit Agricole SA (France)
5.57%, 2/28/2025 (a) (c)	112,332,000	111,737,514
5.59%, 7/5/2026 (a)	74,257,000	74,233,132
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	17,680,000	17,710,162
Federation des Caisses Desjardins du Quebec (Canada)
0.70%, 5/21/2024 (a) (c)	26,044,000	25,097,010
(SOFR + 0.43%), 5.74%, 5/21/2024 (a) (b)	41,345,000	41,289,590
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	203,120,000	200,559,532
Fifth Third Bancorp
3.65%, 1/25/2024 (c)	2,742,000	2,716,094
2.55%, 5/5/2027	12,223,000	10,926,545
HSBC Holdings plc (United Kingdom) (SOFR + 0.71%), 0.98%, 5/24/2025 (b)	59,681,000	57,362,095
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,555,988
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
ING Groep NV (Netherlands)
4.10%, 10/2/2023	14,532,000	14,510,520
3.55%, 4/9/2024	34,170,000	33,681,238
KeyBank NA
(SOFRINDX + 0.34%), 5.69%, 1/3/2024 (b) (c)	1,546,000	1,539,114
(SOFRINDX + 0.32%), 5.68%, 6/14/2024 (b)	68,003,000	66,629,203
5.85%, 11/15/2027 (c)	1,510,000	1,456,509
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	1,247,000	1,246,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	47,145,000	47,075,574
2.19%, 2/25/2025	10,504,000	9,963,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	26,701,000	25,518,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	33,780,000	31,861,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	59,401,000	59,227,240
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 0.87%), 0.85%, 9/8/2024 (b)	63,901,000	63,878,987
(3-MONTH CME TERM SOFR + 1.26%), 3.92%, 9/11/2024 (b) (c)	27,646,000	27,632,781
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (a)	200,000	199,959
National Bank of Canada (Canada)
Series FXD, 0.75%, 8/6/2024	7,390,000	7,051,111
5.25%, 1/17/2025	198,389,000	197,566,455
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	60,344,000	59,181,491
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	73,172,000	73,145,684
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	10,045,000	9,931,697
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,000,000	49,703,161
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 5.84%, 8/12/2024 (a) (b)	19,015,000	18,945,679
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	153

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	9,103,000	9,004,697
(SOFR + 1.09%), 4.76%, 1/26/2027 (b)	81,210,000	79,723,317
Royal Bank of Canada (Canada) (SOFRINDX + 0.45%), 5.78%, 10/26/2023 (b)	33,530,000	33,538,778
Skandinaviska Enskilda Banken AB (Sweden) 0.55%, 9/1/2023 (a)	1,060,000	1,059,830
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	11,607,000	11,601,440
3.88%, 3/28/2024 (a)	10,000,000	9,858,967
2.63%, 10/16/2024 (a)	10,595,000	10,193,263
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	10,000,000	9,791,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (b)	12,000,000	11,635,515
(SOFR + 1.74%), 7.09%, 3/30/2026 (a) (b)	10,609,000	10,663,993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	45,000,000	45,094,023
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.94%, 10/16/2023	10,000,000	9,976,817
5.46%, 1/13/2026	25,879,000	25,796,358
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	27,871,000	27,843,684
0.85%, 3/25/2024 (a)	48,302,000	46,972,266
(SOFR + 0.44%), 5.80%, 9/16/2024 (a) (b)	33,827,000	33,734,651
5.65%, 3/9/2026 (a)	20,516,000	20,539,952
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	137,014,000	136,136,403
Toronto-Dominion Bank (The) (Canada) 0.45%, 9/11/2023	548,000	547,549
Wells Fargo & Co.
3.75%, 1/24/2024	894,000	886,867
(SOFR + 0.51%), 0.80%, 5/19/2025 (b) (c)	19,800,000	19,059,011
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	24,500,000	23,686,113
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,656,000	7,199,830
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	500,000	488,237
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a)	35,000,000	34,184,465
		3,810,460,751
Beverages — 0.1%
Constellation Brands, Inc.
3.60%, 5/9/2024	22,819,000	22,467,727
3.70%, 12/6/2026	3,941,000	3,755,133
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	5,785,000	5,740,156
		31,963,016
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/2024	894,000	862,572
3.80%, 3/15/2025	45,025,000	43,842,262
Amgen, Inc.
1.90%, 2/21/2025 (c)	983,000	934,762
5.25%, 3/2/2025	66,086,000	65,804,515
2.60%, 8/19/2026	631,000	586,670
Gilead Sciences, Inc. 3.70%, 4/1/2024	4,950,000	4,891,936
		116,922,717
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	2,027,000
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	11,494,000	11,236,560
Charles Schwab Corp. (The) (SOFRINDX + 0.50%), 5.86%, 3/18/2024 (b)	16,307,000	16,289,032
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	25,257,000	25,006,531
3.00%, 3/15/2024	64,873,000	63,871,208
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	38,732,000	38,427,821
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	2,575,000	2,388,583
3.75%, 2/25/2026	13,456,000	12,906,249
(SOFR + 1.07%), 6.38%, 8/10/2026 (b)	34,982,000	34,980,920
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	7,025,000	6,305,756
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.85%, 1/26/2027	60,000,000	56,946,175
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,839,790
Mizuho Markets Cayman LP (Japan) 5.83%, 1/17/2024 (a)	33,500,000	33,502,844
Morgan Stanley
(SOFR + 0.47%), 5.79%, 11/10/2023 (b)	22,354,000	22,355,763
(SOFR + 0.46%), 5.79%, 1/25/2024 (b)	8,363,000	8,361,212
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	2,958,000	2,893,462
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	85,300,000	83,993,857
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	76,634,000	73,475,257
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	50,000,000	49,468,796
State Street Corp. 3.70%, 11/20/2023	6,479,000	6,452,525
UBS AG (Switzerland)
(SOFR + 0.36%), 5.68%, 2/9/2024 (a) (b)	23,894,000	23,883,987
(SOFR + 0.45%), 5.77%, 8/9/2024 (a) (b)	30,423,000	30,366,214
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	56,499,000	55,580,456
		663,532,998
Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	17,489,000	17,446,505
LyondellBasell Industries NV 5.75%, 4/15/2024	31,974,000	31,909,810
Nutrien Ltd. (Canada) 5.90%, 11/7/2024	726,000	725,761
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	1,881,000	1,843,907
4.05%, 8/8/2024	13,400,000	13,183,615
Westlake Corp.
0.88%, 8/15/2024	4,583,000	4,365,191
3.60%, 8/15/2026 (c)	2,915,000	2,764,604
		72,239,393
Consumer Finance — 3.7%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	57,979,000	57,534,735
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
American Express Co.
0.75%, 11/3/2023	514,000	509,991
3.38%, 5/3/2024	13,210,000	12,996,171
3.30%, 5/3/2027	49,917,000	46,527,254
5.85%, 11/5/2027	24,076,000	24,593,627
American Honda Finance Corp.
(SOFRINDX + 0.62%), 5.94%, 6/7/2024 (b)	79,056,000	79,126,756
Series A, 4.60%, 4/17/2025	17,885,000	17,649,396
5.00%, 5/23/2025	134,270,000	133,034,821
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	20,097,000	19,808,654
(SOFR + 0.69%), 6.07%, 12/6/2024 (b)	12,130,000	11,999,360
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	27,974,000	26,438,509
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	8,298,000	8,110,725
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,014,000	18,421,820
Caterpillar Financial Services Corp. 3.75%, 11/24/2023	971,000	967,488
General Motors Financial Co., Inc.
(SOFR + 1.20%), 6.51%, 11/17/2023 (b)	23,000,000	23,030,110
5.10%, 1/17/2024	7,000,000	6,977,313
1.05%, 3/8/2024	18,436,000	17,971,400
3.95%, 4/13/2024	15,000,000	14,803,200
Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023 (a)	13,858,000	13,834,441
John Deere Capital Corp. (SOFR + 0.50%), 5.84%, 7/3/2025 (b)	52,201,000	52,402,723
Toyota Motor Credit Corp.
0.45%, 1/11/2024	881,000	865,461
(SOFRINDX + 0.33%), 5.67%, 1/11/2024 (b)	41,950,000	41,954,687
(SOFR + 0.38%), 5.69%, 2/22/2024 (b)	107,172,000	107,202,137
(SOFR + 0.52%), 5.82%, 8/22/2024 (b)	113,611,000	113,707,115
		850,467,894
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	155

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	10,000,000	9,773,307
Dollar General Corp. 3.88%, 4/15/2027	519,000	495,542
		10,268,849
Diversified Telecommunication Services — 0.1%
AT&T, Inc. 0.90%, 3/25/2024	3,381,000	3,288,160
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	157,000	156,351
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,392,135
Verizon Communications, Inc. 3.38%, 2/15/2025	631,000	612,124
		18,448,770
Electric Utilities — 1.3%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,604,200
Arizona Public Service Co. 2.55%, 9/15/2026	1,170,000	1,070,340
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	26,109,000	26,006,454
Duke Energy Corp.
3.95%, 10/15/2023	22,900,000	22,839,106
2.65%, 9/1/2026	747,000	691,143
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,588,551
Enel Finance International NV (Italy)
2.65%, 9/10/2024 (a)	5,000,000	4,836,673
6.80%, 10/14/2025 (a)	4,522,000	4,611,104
1.38%, 7/12/2026 (a)	3,005,000	2,665,056
Entergy Corp. 2.95%, 9/1/2026	699,000	649,404
Entergy Louisiana LLC 0.62%, 11/17/2023	9,363,000	9,267,417
Evergy, Inc. 2.45%, 9/15/2024	14,641,000	14,120,648
Eversource Energy
Series N, 3.80%, 12/1/2023	174,000	173,108
4.20%, 6/27/2024	9,000,000	8,871,623
Exelon Corp. 2.75%, 3/15/2027	3,246,000	2,979,222
Florida Power & Light Co. (SOFRINDX + 0.38%), 5.72%, 1/12/2024 (b)	49,271,000	49,271,554
NextEra Energy Capital Holdings, Inc.
(SOFRINDX + 0.40%), 5.72%, 11/3/2023 (b)	20,524,000	20,531,019
4.20%, 6/20/2024	1,088,000	1,073,272
4.26%, 9/1/2024	27,414,000	26,978,133
6.05%, 3/1/2025	14,645,000	14,702,736
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.75%, 9/1/2025	35,823,000	35,907,861
1.88%, 1/15/2027	6,424,000	5,741,483
3.55%, 5/1/2027	5,944,000	5,602,401
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	8,320,000	8,069,961
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	175,392
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	460,000	425,379
		287,453,240
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. 3.20%, 4/1/2024	15,475,000	15,249,844
TD SYNNEX Corp. 1.25%, 8/9/2024	24,822,000	23,661,675
Teledyne Technologies, Inc. 0.95%, 4/1/2024	31,122,000	30,220,768
		69,132,287
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,779,300
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024 (c)	968,000	954,264
3.55%, 4/14/2025	8,715,000	8,425,933
5.00%, 3/28/2026	1,924,000	1,903,332
		11,283,529
Financial Services — 0.9%
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	29,285,000	28,049,887
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	15,298,000	14,885,765
6.27%, 6/26/2026 (a)	67,601,000	67,912,276
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	961,000	936,343
Fiserv, Inc.
2.75%, 7/1/2024	5,697,000	5,555,307
3.20%, 7/1/2026	10,000,000	9,426,188
Jackson Financial, Inc. 1.13%, 11/22/2023	50,194,000	49,677,593
National Rural Utilities Cooperative Finance Corp. 0.35%, 2/8/2024	15,017,000	14,676,505
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan) 0.58%, 3/1/2024 (a)	320,000	311,769
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 5.79%, 3/11/2024 (a) (b)	23,914,000	23,942,427
		215,374,060
Food Products — 0.3%
Campbell Soup Co.
3.95%, 3/15/2025	7,004,000	6,817,595
3.30%, 3/19/2025	1,695,000	1,634,144
Conagra Brands, Inc. 4.30%, 5/1/2024	4,409,000	4,359,493
Danone SA (France) 2.59%, 11/2/2023 (a)	56,688,000	56,392,959
General Mills, Inc. 4.00%, 4/17/2025	1,271,000	1,238,845
Mondelez International Holdings Netherlands BV 0.75%, 9/24/2024 (a)	1,410,000	1,337,721
		71,780,757
Ground Transportation — 0.4%
ERAC USA Finance LLC 2.70%, 11/1/2023 (a)	1,816,000	1,806,458
Penske Truck Leasing Co. LP
3.90%, 2/1/2024 (a)	4,900,000	4,854,400
2.70%, 11/1/2024 (a)	13,854,000	13,295,231
3.95%, 3/10/2025 (a)	2,754,000	2,662,836
5.75%, 5/24/2026 (a)	54,563,000	54,185,085
3.40%, 11/15/2026 (a)	4,558,000	4,229,097
		81,033,107
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.
0.87%, 12/1/2023	8,190,000	8,091,457
2.60%, 8/15/2026	5,000,000	4,616,769
Stryker Corp. 0.60%, 12/1/2023	3,486,000	3,442,844
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	585,000	555,373
		16,706,443
Health Care Providers & Services — 0.2%
Cardinal Health, Inc. 3.08%, 6/15/2024	26,892,000	26,303,074
Cigna Group (The)
3.50%, 6/15/2024	14,584,000	14,337,881
3.25%, 4/15/2025	3,050,000	2,936,581
CVS Health Corp. 5.00%, 2/20/2026	792,000	785,907
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Laboratory Corp. of America Holdings
4.00%, 11/1/2023	1,900,000	1,893,628
3.25%, 9/1/2024	1,356,000	1,321,107
		47,578,178
Health Care REITs — 0.1%
Welltower OP LLC 3.63%, 3/15/2024	13,150,000	12,980,330
Insurance — 4.4%
Athene Global Funding
1.20%, 10/13/2023 (a) (c)	32,955,000	32,775,952
0.95%, 1/8/2024 (a)	9,598,000	9,414,618
1.00%, 4/16/2024 (a)	21,061,000	20,333,663
(SOFRINDX + 0.70%), 6.01%, 5/24/2024 (a) (b)	43,521,000	43,203,576
Brighthouse Financial Global Funding
1.20%, 12/15/2023 (a)	43,419,000	42,830,414
1.00%, 4/12/2024 (a)	7,007,000	6,793,803
1.75%, 1/13/2025 (a)	18,888,000	17,798,621
Corebridge Global Funding
0.40%, 9/13/2023 (a)	39,623,000	39,569,314
(SOFR + 0.38%), 5.74%, 12/15/2023 (a) (b) (c)	48,943,000	48,925,438
0.65%, 6/17/2024 (a)	24,078,000	23,055,526
5.75%, 7/2/2026 (a)	34,554,000	34,393,603
Equitable Financial Life Global Funding 1.10%, 11/12/2024 (a)	4,277,000	4,036,572
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	21,256,000	20,994,966
2.65%, 6/21/2024 (a)	1,302,000	1,266,232
1.75%, 1/12/2025 (a)	4,116,000	3,860,264
MassMutual Global Funding II (SOFR + 0.98%), 6.31%, 7/10/2026 (a) (b)	113,952,000	114,046,521
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (a)	22,341,000	22,301,981
New York Life Global Funding 3.86%, 8/26/2024 (a)	179,360,000	176,183,147
Pacific Life Global Funding II
(SOFRINDX + 1.05%), 6.38%, 7/28/2026 (a) (b)	54,040,000	54,225,494
5.50%, 8/28/2026 (a)	45,284,000	45,437,996
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	12,602,000	12,694,224
Principal Life Global Funding II
0.50%, 1/8/2024 (a)	1,046,000	1,026,523
(SOFR + 0.90%), 6.20%, 8/28/2025 (a) (b)	63,245,000	63,284,698
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	4,360,000	4,356,075
2.50%, 10/30/2024 (a)	3,544,000	3,385,645
5.24%, 2/2/2026 (a)	169,725,000	165,812,177
		1,012,007,043
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 0.80%, 10/18/2023	26,013,000	25,855,368
Machinery — 0.7%
Daimler Truck Finance North America LLC (Germany)
1.13%, 12/14/2023 (a)	25,477,000	25,133,037
(SOFR + 1.00%), 6.34%, 4/5/2024 (a) (b)	58,479,000	58,576,877
1.63%, 12/13/2024 (a)	2,399,000	2,277,189
5.20%, 1/17/2025 (a)	38,702,000	38,433,226
5.60%, 8/8/2025 (a)	17,943,000	17,913,274
5.15%, 1/16/2026 (a)	5,604,000	5,561,572
2.00%, 12/14/2026 (a)	10,000,000	8,989,562
3.65%, 4/7/2027 (a)	2,950,000	2,795,334
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,000,000	4,760,096
		164,440,167
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	515,000	484,496
Fox Corp. 4.03%, 1/25/2024	17,827,000	17,685,877
		18,170,373
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	5,501,000	5,355,114
Glencore Funding LLC (Australia)
4.13%, 3/12/2024 (a)	20,800,000	20,608,662
4.63%, 4/29/2024 (a)	45,008,000	44,615,823
		70,579,599
Multi-Utilities — 0.6%
Ameren Corp. 1.95%, 3/15/2027	7,702,000	6,923,597
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	1,992,289
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 5.96%, 5/13/2024 (b)	35,739,000	35,729,973
Centrica plc (United Kingdom) 4.00%, 10/16/2023 (a)	11,634,000	11,606,860
CMS Energy Corp. 3.88%, 3/1/2024	1,503,000	1,487,249
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	329,000	324,940
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 6.08%, 9/15/2023 (b)	31,071,000	31,070,965
DTE Energy Co.
4.22%, 11/1/2024 (d)	3,385,000	3,320,051
2.85%, 10/1/2026	3,215,000	2,976,331
NiSource, Inc. 3.49%, 5/15/2027	4,155,000	3,897,360
WEC Energy Group, Inc.
0.55%, 9/15/2023	15,845,000	15,820,997
0.80%, 3/15/2024	32,578,000	31,736,533
		146,887,145
Oil, Gas & Consumable Fuels — 1.5%
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	524,274
Enbridge, Inc. (Canada) 3.50%, 6/10/2024	19,971,000	19,608,360
Energy Transfer LP 4.90%, 2/1/2024	26,434,000	26,297,245
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	55,705,000	55,682,593
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	3,463,000	3,423,830
Kinder Morgan, Inc. 5.63%, 11/15/2023 (a)	4,000,000	3,996,406
Magellan Midstream Partners LP 5.00%, 3/1/2026	3,435,000	3,394,582
Phillips 66 3.85%, 4/9/2025	392,000	381,423
Pioneer Natural Resources Co. 5.10%, 3/29/2026	28,294,000	28,074,021
Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	6,796,000	6,785,896
Saudi Arabian Oil Co. (Saudi Arabia) 1.25%, 11/24/2023 (a)	8,000,000	7,912,480
Spectra Energy Partners LP
4.75%, 3/15/2024	24,217,000	24,063,671
3.50%, 3/15/2025	3,762,000	3,629,285
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	29,316,000	29,245,431
1.00%, 10/12/2024	1,618,000	1,534,445
Williams Cos., Inc. (The)
4.30%, 3/4/2024	28,883,000	28,624,846
4.55%, 6/24/2024	88,179,000	87,232,553
		330,411,341
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.1%
Haleon UK Capital plc 3.13%, 3/24/2025	16,322,000	15,698,920
Pharmaceuticals — 0.3%
Bayer US Finance II LLC (Germany)
3.88%, 12/15/2023 (a)	32,500,000	32,316,869
3.38%, 7/15/2024 (a)	3,651,000	3,571,048
4.25%, 12/15/2025 (a)	6,140,000	5,946,478
Bayer US Finance LLC (Germany) 3.38%, 10/8/2024 (a)	3,000,000	2,918,874
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	14,348,000	14,193,873
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	130,000	129,759
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	325,000	323,787
		59,400,688
Semiconductors & Semiconductor Equipment — 0.5%
Microchip Technology, Inc.
0.97%, 2/15/2024	47,575,000	46,480,099
4.25%, 9/1/2025	13,591,000	13,226,341
NXP BV (China)
4.88%, 3/1/2024	61,066,000	60,641,591
3.88%, 6/18/2026	168,000	160,868
		120,508,899
Software — 0.1%
Oracle Corp.
2.40%, 9/15/2023	3,827,000	3,821,642
2.50%, 4/1/2025	11,687,000	11,127,652
Roper Technologies, Inc. 2.35%, 9/15/2024	1,175,000	1,135,287
VMware, Inc. 1.00%, 8/15/2024	7,113,000	6,798,048
		22,882,629
Specialized REITs — 0.1%
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,756,867
2.40%, 3/15/2025	6,264,000	5,944,824
4.40%, 2/15/2026	1,960,000	1,907,230
1.60%, 4/15/2026	1,221,000	1,102,628
		11,711,549
Specialty Retail — 0.0% ^
AutoZone, Inc.
3.63%, 4/15/2025	534,000	517,977
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
3.75%, 6/1/2027	3,204,000	3,046,912
Lowe's Cos., Inc. 3.38%, 9/15/2025	2,000,000	1,919,287
		5,484,176
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC
4.00%, 7/15/2024	2,000,000	1,969,417
6.02%, 6/15/2026	3,129,000	3,161,969
4.90%, 10/1/2026	1,941,000	1,906,266
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	37,209,000	36,267,647
5.90%, 10/1/2024	86,671,000	86,748,566
		130,053,865
Textiles, Apparel & Luxury Goods — 0.0% ^
VF Corp.
2.40%, 4/23/2025	1,300,000	1,225,295
2.80%, 4/23/2027	1,679,000	1,525,241
		2,750,536
Tobacco — 0.3%
Altria Group, Inc. 2.35%, 5/6/2025	4,665,000	4,416,407
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	8,102,000	7,901,026
2.79%, 9/6/2024	9,067,000	8,795,529
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	45,352,463
		66,465,425
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	39,643,000	39,580,702
Total Corporate Bonds (Cost $9,084,450,407)		9,009,674,265
Asset-Backed Securities — 8.5%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 6.67%, 4/20/2030 (a) (e)	39,951,772	39,792,244
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 6.16%, 1/17/2032 (a) (e)	3,166,667	3,164,890
Series 2020-12A, Class AR, 6.48%, 1/17/2032 (a) (e)	3,689,000	3,666,630
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 6.67%, 7/22/2032 (a) (e)	10,000,000	9,939,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class XR, 6.52%, 7/15/2032 (a) (e)	500,000	499,849
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 6.54%, 10/20/2030 (a) (e)	35,000,000	34,809,250
Series 2019-31A, Class A1R, 6.67%, 4/15/2031 (a) (e)	28,565,000	28,422,175
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.44%, 1/15/2029 (a) (e)	20,458,834	20,358,299
Series 2013-2A, Class XR2, 6.58%, 10/28/2034 (a) (e)	3,250,000	3,249,688
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.69%, 4/22/2031 (a) (e)	9,613,641	9,550,162
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 6.42%, 1/18/2035 (a) (e)	1,333,333	1,332,408
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 6.41%, 4/19/2034 (a) (e)	3,300,000	3,298,320
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 6.46%, 10/23/2034 (a) (e)	2,346,667	2,345,747
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.60%, 10/20/2031 (a) (e)	20,955,000	20,830,318
Series 2019-1A, Class A1R, 6.60%, 7/15/2032 (a) (e)	42,764,000	42,307,024
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 6.44%, 7/15/2029 (a) (e)	6,892,984	6,870,520
Series 2013-IIIA, Class A1R2, 6.59%, 7/20/2029 (a) (e)	13,939,667	13,904,358
Series 2015-6BR, Class X, 6.29%, 7/20/2034 (a) (e)	600,000	599,873
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	41,730,000	41,729,729
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 6.22%, 7/18/2034 (a) (e)	1,666,664	1,665,921
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	15,357,078	14,715,210
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-1A, Class AR3, 6.57%, 7/20/2031 (a) (e)	7,481,028	7,450,198
Series 2015-5A, Class A1RR, 6.67%, 1/20/2032 (a) (e)	7,458,161	7,422,645
Series 2015-4A, Class A1R, 6.93%, 7/20/2032 (a) (e)	5,000,000	4,989,010
CarMax Auto Owner Trust Series 2022-2, Class A2A, 2.81%, 5/15/2025	4,325,267	4,308,018
Carvana Auto Receivables Trust Series 2022-P1, Class A2, 2.57%, 5/12/2025	12,907,233	12,862,282
Cedar Funding II CLO Ltd. (Cayman Islands) Series 2013-1A, Class AXR, 6.44%, 4/20/2034 (a) (e)	1,919,643	1,911,726
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 6.61%, 4/23/2029 (a) (e)	1,491,847	1,488,741
Series 2017-5A, Class A1, 6.75%, 11/16/2030 (a) (e)	24,291,600	24,243,794
Dell Equipment Finance Trust
Series 2022-1, Class A3, 2.49%, 8/23/2027 (a)	12,911,000	12,661,521
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	23,413,000	23,405,866
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.49%, 10/15/2030 (a) (e)	12,848,580	12,785,121
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.55%, 4/15/2028 (a) (e)	40,809,466	40,668,266
Series 2013-30A, Class AR, 6.45%, 11/15/2028 (a) (e)	1,701,272	1,692,160
Series 2013-26A, Class AR, 6.47%, 4/15/2029 (a) (e)	6,237,750	6,215,487
Series 2014-36A, Class AR3, 6.59%, 4/15/2029 (a) (e)	34,408,530	34,284,212
Series 2015-41A, Class AR, 6.54%, 4/15/2031 (a) (e)	5,422,648	5,386,821
Elmwood CLO Ltd. (Cayman Islands)
Series 2022-5A, Class AR, 6.96%, 7/17/2033 (a) (e)	39,000,000	38,986,194
Series 2021-3A, Class A, 6.63%, 10/20/2034 (a) (e)	10,000,000	9,936,000
Enterprise Fleet Financing LLC Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	36,158,000	36,075,332
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Enterprise Fleet Funding LLC Series 2021-1, Class A2, 0.44%, 12/21/2026 (a)	19,031,057	18,717,646
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 6.52%, 4/17/2031 (a) (e)	3,941,169	3,921,779
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	11,775,912	11,747,485
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 7/15/2030 (a)	14,586,000	14,452,000
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.56%, 7/24/2030 (a) (e)	9,509,922	9,445,968
Series 2013-15A, Class ARR, 6.54%, 10/15/2030 (a) (e)	30,285,894	30,181,832
Series 2016-22A, Class XRR, 6.47%, 4/16/2034 (a) (e)	2,315,789	2,314,666
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	18,999,566	18,916,139
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A2, 0.76%, 2/18/2025	1,379,431	1,376,495
Series 2023-3, Class A2A, 5.74%, 9/16/2026	49,810,000	49,825,247
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2022-12A, Class X, 6.33%, 4/20/2034 (a) (e)	3,000,000	2,998,176
Series 2022-14A, Class X, 6.53%, 7/20/2035 (a) (e)	1,845,000	1,844,875
Greenwood Park CLO Ltd. Series 2018-1A, Class A1, 6.60%, 4/15/2031 (a) (e)	2,500,000	2,484,155
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 6.19%, 4/20/2034 (a) (e)	1,249,997	1,249,536
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	66,361,000	66,120,415
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A2A, 4.34%, 1/15/2025 (a)	30,865,938	30,726,159
Hyundai Auto Receivables Trust
Series 2021-A, Class A3, 0.38%, 9/15/2025	2,220,458	2,171,808
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-B, Class A2A, 5.77%, 5/15/2026	67,662,000	67,648,853
Series 2021-A, Class A4, 0.62%, 5/17/2027	12,390,000	11,656,412
ICG US CLO Ltd. (Cayman Islands)
Series 2016-1A, Class XRR, 6.53%, 4/29/2034 (a) (e)	2,105,266	2,105,066
Series 2014-1A, Class XR, 6.39%, 10/20/2034 (a) (e)	1,166,667	1,166,255
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 6.37%, 1/16/2028 (a) (e)	1,540,038	1,536,642
Series 28A, Class A, 6.69%, 3/15/2031 (a) (e)	13,139,507	13,055,664
Series 32A, Class A1, 6.89%, 1/15/2032 (a) (e)	18,000,000	17,955,954
Series 24, Class A1R, 6.67%, 4/20/2032 (a) (e)	10,000,000	9,955,210
Series 16, Class X, 6.34%, 10/20/2034 (a) (e)	875,000	874,846
LCM LP (Cayman Islands)
Series 20A, Class AR, 6.63%, 10/20/2027 (a) (e)	158,907	158,785
Series 14A, Class AR, 6.63%, 7/20/2031 (a) (e)	20,980,000	20,820,195
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 6.57%, 3/20/2030 (a) (e)	25,701,149	25,542,779
Series 25A, Class AR, 6.43%, 7/20/2030 (a) (e)	22,269,397	22,107,276
Series 26A, Class A1, 6.66%, 1/20/2031 (a) (e)	13,115,326	13,069,448
Series 29A, Class AR, 6.64%, 4/15/2031 (a) (e)	20,000,000	19,821,040
Madison Park Funding Ltd. (Cayman Islands) Series 2015-18A, Class ARR, 6.54%, 10/21/2030 (a) (e)	21,530,697	21,440,763
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.37%, 1/15/2028 (a) (e)	32,026,862	31,905,960
Series 2016-18A, Class AR2, 6.51%, 11/15/2028 (a) (e)	39,399,478	39,260,122
Series 2014-8A, Class AR2, 6.55%, 4/15/2031 (a) (e)	10,246,518	10,211,731
Series 2016-17A, Class AR, 6.69%, 7/20/2031 (a) (e)	8,500,000	8,490,004
Series 2015-15A, Class AR, 6.62%, 7/25/2031 (a) (e)	4,000,000	3,982,520
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-25A, Class A, 6.81%, 1/25/2032 (a) (e)	20,250,000	20,197,978
Series 2017-19A, Class X, 6.27%, 4/17/2034 (a) (e)	1,250,000	1,247,061
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 6.89%, 4/15/2032 (a) (e)	35,000,000	34,911,765
Marlette Funding Trust Series 2022-1A, Class A, 1.36%, 4/15/2032 (a)	133,978	133,722
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	37,516,176	37,362,240
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.49%, 10/15/2029 (a) (e)	34,597,322	34,448,346
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 6.66%, 1/28/2030 (a) (e)	16,479,294	16,440,040
Series 2017-16SA, Class XR, 6.37%, 4/15/2034 (a) (e)	3,750,000	3,727,901
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.49%, 10/18/2030 (a) (e)	27,212,658	27,082,064
Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (e)	26,036,000	25,854,920
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.58%, 7/25/2030 (a) (e)	28,365,359	28,172,248
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 6.72%, 12/21/2029 (a) (e)	19,494,598	19,425,275
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.53%, 7/15/2030 (a) (e)	5,881,130	5,853,195
Series 2018-15A, Class A1, 6.69%, 7/20/2031 (a) (e)	1,715,000	1,709,841
Series 2020-8RA, Class A1, 6.79%, 1/17/2032 (a) (e)	35,000,000	34,879,110
Series 2019-17A, Class A1R, 6.63%, 7/20/2032 (a) (e)	13,000,000	12,891,463
Series 2020-18A, Class AR, 6.68%, 7/20/2032 (a) (e)	1,750,000	1,737,220
Series 2015-9A, Class X, 6.06%, 1/15/2033 (a) (e)	2,000,000	1,998,148
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.59%, 3/17/2030 (a) (e)	32,988,782	32,835,978
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (e)	9,173,472	9,150,850
OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 6.02%, 2/24/2037 (a) (e)	312,500	312,075
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 6.45%, 10/25/2034 (a) (e)	1,125,000	1,115,851
OSD CLO Ltd. (Cayman Islands)
Series 2021-23A, Class A, 6.44%, 4/17/2031 (a) (e)	8,757,270	8,669,680
Series 2023-27A, Class A, 6.65%, 4/16/2035 (a) (e)	12,000,000	11,944,680
Palmer Square CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1A, 6.67%, 7/16/2031 (a) (e)	12,500,000	12,460,050
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-4A, Class A1, 6.65%, 11/25/2028 (a) (e)	15,604,294	15,562,755
Series 2021-1A, Class A1, 6.49%, 4/20/2029 (a) (e)	833,037	828,576
Series 2021-2A, Class A1, 6.44%, 5/20/2029 (a) (e)	20,150,346	20,046,290
Series 2021-4A, Class A1, 6.37%, 10/15/2029 (a) (e)	21,953,994	21,840,843
Series 2022-1A, Class A1, 6.36%, 4/15/2030 (a) (e)	31,030,911	30,836,657
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	35,740,000	35,643,995
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	8,778,373	8,769,741
Series 2023-1, Class A2, 5.36%, 5/15/2026	9,691,551	9,673,312
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 6.64%, 7/20/2034 (a) (e)	4,000,000	3,968,436
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 6.68%, 1/26/2031 (a) (e)	2,380,147	2,366,123
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.67%, 1/20/2032 (a) (e)	7,268,000	7,220,634
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.39%, 12/29/2029 (a) (e)	927,919	922,150
Symphony CLO Ltd. (Cayman Islands)
Series 2018-20A, Class X, 6.57%, 1/16/2032 (a) (e)	250,000	249,988
Series 2020-24A, Class A, 6.81%, 1/23/2032 (a) (e)	28,550,000	28,443,480
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.44%, 10/25/2029 (a) (e)	24,494,574	24,327,203
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.50%, 7/15/2030 (a) (e)	18,499,038	18,390,800
Venture CLO Ltd. (Cayman Islands)
Series 2019-36A, Class XR, 6.29%, 4/20/2032 (a) (e)	1,375,000	1,369,558
Series 2021-43A, Class X, 6.62%, 4/15/2034 (a) (e)	4,583,333	4,581,101
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A2A, 5.50%, 12/21/2026	102,380,000	102,081,112
Voya CLO Ltd. (Cayman Islands)
Series 2015-1A, Class A1R, 6.47%, 1/18/2029 (a) (e)	6,467,717	6,450,558
Series 2017-3A, Class XR, 6.44%, 4/20/2034 (a) (e)	2,095,238	2,094,212
Westlake Automobile Receivables Trust Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	10,101,019	10,033,585
Total Asset-Backed Securities (Cost $1,945,469,300)		1,941,347,805
U.S. Treasury Obligations — 2.3%
U.S. Treasury Notes
1.50%, 2/29/2024	20,260,000	19,873,794
0.38%, 7/15/2024	528,400,000	505,963,639
Total U.S. Treasury Obligations (Cost $529,469,590)		525,837,433
U.S. Government Agency Securities — 0.6%
FFCB Funding Corp. 4.88%, 9/25/2023	5,200,000	5,197,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLB
5.20%, 9/7/2023	4,000,000	3,999,760
4.90%, 11/22/2023	121,670,000	121,421,000
Total U.S. Government Agency Securities (Cost $130,861,609)		130,618,343
Commercial Mortgage-Backed Securities — 0.1%
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	1,287,988	1,248,701
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A2, 3.79%, 3/10/2051	3,096,650	3,089,279
UBS Commercial Mortgage Trust Series 2018-C11, Class A2, 3.99%, 6/15/2051	228,761	228,099
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	2,935,183	2,926,775
WFRBS Commercial Mortgage Trust Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (e)	6,584,641	6,561,328
Total Commercial Mortgage-Backed Securities (Cost $14,533,481)		14,054,182
Foreign Government Securities — 0.0% ^
Province of Ontario 3.05%, 1/29/2024 (Cost $4,858,182)	4,895,000	4,844,089
Short-Term Investments — 48.7%
Certificates of Deposits — 14.5%
Bank of Montreal (Canada) , 5.00%, 10/6/2023	25,000,000	24,984,041
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.64%), 5.95%, 5/31/2024 (b)	43,016,000	43,061,057
6.05%, 6/28/2024	3,636,000	3,638,749
Barclays Bank plc (United Kingdom)
5.70%, 12/8/2023	110,000,000	109,950,173
6.00%, 8/8/2024	103,000,000	102,934,889
BNP Paribas SA (France) , 5.32%, 2/6/2024	135,295,000	134,967,571
Canadian Imperial Bank of Commerce (Canada)
5.60%, 3/7/2024	31,908,000	31,864,184
6.01%, 6/28/2024	89,201,000	89,281,236
Citibank NA
5.63%, 3/1/2024	115,569,000	115,424,735
5.80%, 3/5/2024	16,352,000	16,344,918
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
5.84%, 4/30/2024	101,301,000	101,308,531
Cooperatieve Rabobank UA (Netherlands)
5.41%, 2/20/2024	174,909,000	174,814,899
5.57%, 3/1/2024	65,572,000	65,450,589
Credit Agricole Corporate and Investment Bank (France)
5.41%, 11/17/2023	84,786,000	84,763,713
5.42%, 11/20/2023	17,899,000	17,894,096
5.30%, 1/11/2024	139,018,000	138,781,604
DNB Bank ASA (Norway)
5.39%, 11/16/2023	27,948,000	27,942,237
5.48%, 11/24/2023	45,823,000	45,820,142
Kookmin Bank (South Korea)
(SOFR + 0.73%), 6.04%, 1/22/2024 (b)	59,465,000	59,536,011
(SOFR + 0.73%), 6.04%, 1/26/2024 (b)	38,932,000	38,978,443
6.00%, 5/20/2024	111,963,000	111,952,028
Lloyds Bank Corporate Markets plc (United Kingdom)
5.49%, 12/14/2023	61,071,000	61,007,496
5.31%, 1/18/2024	72,299,000	72,139,922
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.66%), 5.97%, 8/15/2024 (b)	28,414,000	28,435,304
Mizuho Bank Ltd. (Japan) , 5.40%, 12/14/2023	105,860,000	105,741,028
Natixis SA (France) , 4.29%, 9/8/2023	85,666,000	85,642,666
Nordea Bank Abp (Finland)
4.14%, 9/5/2023	93,036,000	93,018,784
5.17%, 1/31/2024	205,870,000	205,345,392
Norinchukin Bank (The) (Japan) , 5.71%, 1/17/2024	195,021,000	195,025,688
Royal Bank of Canada (Canada) , 4.87%, 9/22/2023	81,567,000	81,533,400
Standard Chartered Bank (United Kingdom) , 5.44%, 1/12/2024	145,077,000	144,888,958
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.70%), 6.01%, 6/6/2024 (b)	226,669,000	226,920,827
(SOFR + 0.72%), 6.03%, 8/7/2024 (b)	48,274,000	48,300,037
Toronto-Dominion Bank (The) (Canada)
4.35%, 9/12/2023	180,015,000	179,946,277
5.37%, 12/15/2023	74,200,000	74,114,991
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposits — continued
Wells Fargo Bank NA
(SOFR + 0.60%), 5.90%, 9/1/2023 (b)	9,466,000	9,467,170
(SOFR + 0.60%), 5.91%, 8/2/2024 (b)	27,552,000	27,555,402
Westpac Banking Corp. (Australia)
5.33%, 1/11/2024	17,800,000	17,773,605
5.18%, 2/1/2024	110,036,000	109,757,209
Total Certificates of Deposit (Cost $3,308,485,760)		3,306,308,002
Commercial Paper — 27.4%
3M Co.
5.55%, 9/7/2023 (f)	142,458,000	142,311,743
5.50%, 2/5/2024 (f)	29,029,000	28,334,515
ABN AMRO Funding USA LLC (Netherlands) 5.47%, 11/22/2023 (f)	51,300,000	50,650,552
AT&T, Inc.
5.68%, 12/20/2023 (f)	76,529,000	75,197,688
5.92%, 2/21/2024 (f)	38,550,000	37,480,495
Australia & New Zealand Banking Group Ltd. (Australia)
5.39%, 9/12/2023 (f)	67,235,000	67,115,680
5.38%, 11/17/2023 (f)	100,210,000	99,047,965
5.52%, 11/20/2023 (f)	68,765,000	67,936,622
5.52%, 11/22/2023 (f)	98,754,000	97,534,758
5.39%, 12/15/2023 (f)	129,378,000	127,328,127
Aviation Capital Group LLC 6.19%, 9/6/2023 (f)	37,400,000	37,365,162
Banco Santander Chile (Chile)
5.93%, 10/24/2023 (f)	10,000,000	9,911,980
6.14%, 1/26/2024 (f)	4,942,000	4,817,639
6.23%, 2/7/2024 (f)	27,198,000	26,455,434
6.21%, 2/9/2024 (f)	24,520,000	23,841,850
Banco Santander SA (Spain)
5.55%, 11/17/2023 (f)	84,219,000	83,218,310
5.63%, 2/22/2024 (f)	120,440,000	117,164,283
Bank Montana System 5.50%, 11/17/2023 (f)	83,809,000	82,816,813
Bank of Montreal
5.55%, 11/6/2023 (f)	168,723,000	167,011,948
5.47%, 1/4/2024 (f)	29,203,000	28,639,207
Bell Canada, Inc. (Canada) 5.60%, 10/3/2023 (f)	2,400,000	2,387,777
BNP Paribas SA (France) 5.29%, 10/2/2023 (f)	191,424,000	190,523,712
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
BPCE SA (France)
5.41%, 10/6/2023 (f)	63,131,000	62,789,714
5.17%, 10/20/2023 (f)	7,000,000	6,947,082
5.33%, 11/7/2023 (f)	257,310,000	254,641,209
Brookfield Corporate Treasury Ltd. (Canada) 5.76%, 9/6/2023 (f)	100,000,000	99,907,883
Citigroup Global Markets, Inc.
5.52%, 11/27/2023 (f)	10,460,000	10,317,914
5.43%, 1/8/2024 (f)	23,541,000	23,064,949
Cnh Industrial Capital 5.93%, 2/5/2024 (f)	35,000,000	34,089,547
Commonwealth Bank of Australia (Australia) 5.93%, 7/22/2024 (f)	132,398,000	125,658,772
Cooperatieve Rabobank UA (Netherlands) 5.19%, 10/31/2023 (f)	59,006,000	58,477,493
Credit Agricole Corporate and Investment Bank (France) 5.65%, 11/27/2023 (f)	3,996,000	3,943,350
Credit Industriel et Commercial (France)
5.38%, 11/10/2023 (f)	137,202,000	135,755,951
5.59%, 11/22/2023 (f)	55,099,000	54,418,353
DNB Bank ASA (Norway)
5.47%, 11/17/2023 (f)	158,329,000	156,497,133
5.51%, 11/22/2023 (f)	75,690,000	74,756,210
5.38%, 12/19/2023 (f)	112,419,000	110,567,865
Duke Energy Corp. 5.90%, 2/22/2024 (f)	50,356,000	48,933,303
EIDP, Inc.
5.76%, 11/17/2023 (f)	10,970,000	10,844,218
5.94%, 12/1/2023 (f)	10,519,000	10,375,558
Enel Finance America LLC (Italy) 5.63%, 9/15/2023 (f)	1,068,000	1,065,558
General Dynamics Corp. 5.59%, 9/27/2023 (f)	2,600,000	2,589,534
Glencore Funding LLC (Australia)
5.87%, 11/10/2023 (f)	18,694,000	18,483,775
6.01%, 2/20/2024 (f)	73,687,000	71,638,846
GTA Funding LLC 5.75%, 1/10/2024 (f)	80,139,000	78,500,532
HSBC USA, Inc.
6.07%, 12/8/2023 (f)	97,500,000	96,000,645
6.34%, 5/1/2024 (f)	5,050,000	4,847,337
5.99%, 5/20/2024 (f)	25,000,000	23,912,020
6.25%, 6/6/2024 (f)	52,663,000	50,213,585
6.50%, 8/1/2024 (f)	2,870,000	2,708,396
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Paper — continued
ING US Funding LLC (Netherlands) 5.27%, 9/21/2023 (f)	271,850,000	271,002,869
L3Harris Technologies, Inc. 6.32%, 8/27/2024 (f)	33,020,000	31,087,227
Leidos, Inc. 6.02%, 9/1/2023 (f)	28,600,000	28,595,475
Lloyds Bank Corporate Markets plc (United Kingdom) 5.22%, 10/20/2023 (f)	3,000,000	2,977,125
Lloyds Bank plc (United Kingdom) 5.90%, 4/22/2024 (f)	121,445,000	116,970,629
LSEGA Financing PLC (United Kingdom) 5.55%, 9/29/2023 (f)	9,500,000	9,456,923
Macquarie Bank Ltd. (Australia)
5.63%, 11/21/2023 (f)	84,979,000	83,902,595
5.58%, 12/1/2023 (f)	11,600,000	11,434,199
5.15%, 4/5/2024 (f)	120,000,000	115,889,974
5.93%, 5/17/2024 (f)	58,200,000	55,818,812
6.00%, 8/20/2024 (f)	19,877,000	18,782,092
MUFG Bank Ltd. (Japan) 5.82%, 1/19/2024 (f)	110,645,000	108,227,720
National Australia Bank Ltd. (Australia)
5.46%, 12/1/2023 (f)	56,925,000	56,119,068
5.62%, 12/11/2023 (f)	192,846,000	189,818,960
National Bank of Canada (Canada)
5.81%, 2/26/2024 (f)	35,852,000	34,855,682
5.77%, 3/15/2024 (f)	9,761,000	9,462,200
Natixis SA (France)
5.46%, 9/1/2023 (f)	50,000,000	49,992,703
5.53%, 11/17/2023 (f)	2,000,000	1,976,375
NatWest Markets plc (United Kingdom) 5.63%, 2/6/2024 (a) (f)	83,924,000	81,826,040
Nordea Bank Abp (Finland) 5.38%, 11/13/2023 (f)	56,456,000	55,830,267
Philip Morris International, Inc. 5.19%, 10/24/2023 (f)	2,750,000	2,727,741
Quanta Services, Inc. 5.83%, 9/5/2023 (f)	16,350,000	16,336,913
Royal Bank of Canada (Canada)
5.61%, 11/22/2023 (f)	103,570,000	102,273,151
5.48%, 12/8/2023 (f)	37,000,000	36,445,259
5.39%, 12/15/2023 (f)	136,186,000	133,996,182
Sempra
5.61%, 9/5/2023 (f)	51,525,000	51,485,927
5.61%, 9/6/2023 (f)	11,895,000	11,884,176
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Sweden)
5.35%, 10/2/2023 (f)	110,210,000	109,695,784
5.17%, 10/23/2023 (f)	11,000,000	10,914,704
5.39%, 11/17/2023 (f)	241,108,000	238,290,694
Societe Generale SA (France)
5.44%, 12/15/2023 (f)	205,985,000	202,655,858
6.00%, 5/13/2024 (f)	33,394,000	32,037,580
5.90%, 6/21/2024 (f)	31,600,000	30,123,240
Standard Chartered Bank (United Kingdom)
5.58%, 2/21/2024 (f)	24,395,000	23,724,922
6.05%, 8/13/2024 (f)	40,071,000	37,885,942
6.08%, 8/27/2024 (f)	6,290,000	5,933,842
Sumitomo Mitsui Banking Corp. (Japan) 5.52%, 1/5/2024 (f)	36,002,000	35,311,209
Suncor Energy, Inc. (Canada) 5.87%, 11/2/2023 (f)	42,523,000	42,108,433
Svenska Handelsbanken AB (Sweden)
5.36%, 10/10/2023 (f)	104,101,000	103,496,520
5.33%, 1/9/2024 (f)	133,099,000	130,454,061
6.00%, 8/22/2024 (f)	67,788,000	64,040,312
TELUS Corp. (Canada)
5.58%, 9/14/2023 (f)	31,454,000	31,386,882
5.74%, 10/5/2023 (f)	13,965,000	13,889,620
5.74%, 10/10/2023 (f)	40,395,000	40,145,763
5.90%, 1/9/2024 (f)	2,884,000	2,823,782
Toronto-Dominion Bank (The) (Canada) 5.98%, 8/23/2024 (f)	93,960,000	88,762,044
TransCanada PipeLines Ltd. (Canada)
5.72%, 9/27/2023 (f)	38,918,000	38,756,354
5.87%, 12/20/2023 (f)	10,874,000	10,682,722
Westpac Banking Corp. (Australia) 5.36%, 2/9/2024 (f)	7,000,000	6,826,844
Westpac Securities NZ Ltd. (New Zealand) 5.61%, 11/30/2023 (f)	54,000,000	53,257,031
Total Commercial Paper (Cost $6,245,019,010)		6,241,419,419
	SHARES
Investment Companies — 5.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (g) (h) (Cost $1,325,392,391)	1,325,392,391	1,325,392,391
INVESTMENTS	SHARES	VALUE($)
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (g) (h)	6,709,568	6,710,910
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (g) (h)	1,799,874	1,799,874
Total Investment of Cash Collateral from Securities Loaned (Cost $8,510,784)		8,510,784
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.9%
Wells Fargo Securities LLC, 5.73%, dated 8/31/2023, due 9/19/2023, repurchase price $200,604,833, collateralized by Asset-Backed Securities, 0.00% - 13.50%, due 11/20/2023 - 3/25/2068, with the value of $223,151,501. (Cost $200,000,000)	200,000,000	200,000,000
Total Short-Term Investments (Cost $11,087,407,945)		11,081,630,596
Total Investments — 99.8% (Cost $22,797,050,514)		22,708,006,713
Other Assets Less Liabilities — 0.2%		48,197,043
NET ASSETS — 100.0%		22,756,203,756

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(c)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $8,275,241.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(f)	The rate shown is the effective yield as of August 31, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 96.2% (a)
Alabama — 4.6%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2023 (b)	90,000	90,000
Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	25,000
Series 2015, Rev., 4.00%, 9/1/2024 (b)	46,810,000	47,103,279
Series 2015, Rev., 5.00%, 9/1/2024 (b)	75,000	76,193
Alabama Public School and College Authority Series 2014B, Rev., 5.00%, 1/1/2026	90,000	91,102
Alabama Public School and College Authority, Capital Improvement
Series 2013-C, Rev., 5.00%, 9/1/2023	125,000	125,000
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	39,973
Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	76,037
Alabama Special Care Facilities Financing Authority-Birmingham Series 2015, Rev., 5.00%, 6/1/2024	255,000	257,774
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	30,267
Birmingham Airport Authority Rev., 5.00%, 7/1/2026	20,000	20,960
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	165,000	164,830
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	40,000,000	39,671,296
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	58,647
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.96%, 9/6/2023 (d)	25,575,000	25,326,235
City of Hoover, Warrants GO, 2.00%, 3/1/2025	30,000	29,087
City of Huntsville, Warrants
Series 2020B, GO, 5.00%, 9/1/2023	30,000	30,000
Series 2013-C, GO, 5.00%, 11/1/2023 (b)	25,000	25,065
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,438,594
City of Trussville, Warrants Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	25,030
City of Tuscaloosa Series 2019A, GO, 4.00%, 7/1/2024	35,000	35,208
County of Mobile, Warrants GO, 5.00%, 8/1/2025 (b)	25,000	25,822
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	94,862
Limestone County Water and Sewer Authority Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	30,050
Madison County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 9/1/2023	20,000	20,000
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	245,000	244,286
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2024	1,160,000	1,167,662
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	1,000,000	1,000,000
University of Alabama (The)
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,340
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	50,618
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	20,255
Total Alabama		117,703,472
Alaska — 0.6%
Alaska Housing Finance Corp.
Series 2017A-II, Rev., 5.00%, 12/1/2023	50,000	50,177
Series 2014D-II, Rev., 5.00%, 12/1/2024	2,800,000	2,847,183
Alaska Housing Finance Corp., General Mortgage Series 2019A, Rev., 1.50%, 6/1/2024	305,000	299,695
Alaska Municipal Bond Bank Authority
Series 2020 ONE, Rev., 5.00%, 12/1/2023	150,000	150,497
Series 2012-2, Rev., 5.00%, 9/1/2024	60,000	60,063
Series 1, Rev., 5.00%, 12/1/2024	190,000	193,364
Series 1, Rev., 5.00%, 12/1/2025	85,000	87,732
Rev., 5.00%, 12/1/2026	25,000	26,212
Borough of Matanuska-Susitna
Rev., 5.25%, 9/1/2027	1,550,000	1,596,574
Series 2015, Rev., 5.25%, 9/1/2028	3,000,000	3,088,982
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	560,000	567,546
Rev., 5.00%, 9/1/2025	165,000	169,461
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Rev., 5.25%, 9/1/2026	135,000	139,030
Borough of North Slope
Series B, GO, 5.00%, 10/30/2023	20,000	20,045
Series 2020A, GO, 5.00%, 6/30/2025	35,000	35,996
City of Anchorage Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,575,000	4,663,809
Municipality of Anchorage
Series 2018D, GO, 4.00%, 9/1/2023	155,000	155,000
Series D, GO, 5.00%, 9/1/2023	25,000	25,000
State of Alaska Series 2016B, GO, 5.00%, 8/1/2028	20,000	20,566
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2023	90,000	90,062
Total Alaska		14,286,994
Arizona — 2.4%
Arizona Health Facilities Authority Series 2014A, Rev., 5.00%, 12/1/2026	25,000	25,354
Arizona Health Facilities Authority, Banner Health Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 4.31%, 9/7/2023 (d)	9,400,000	9,274,626
Arizona Health Facilities Authority, Phoenix children's Hospitals Series 2013B, Rev., 5.00%, 2/1/2026	1,065,000	1,065,513
Arizona Industrial Development Authority Series 2021A, Rev., 5.00%, 2/1/2024	1,450,000	1,457,473
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	96,177
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	20,000
Arizona State University Series 2015B, Rev., 5.00%, 7/1/2026	45,000	46,377
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2025	40,000	41,269
City of Buckeye, Excise Tax Series 2015, Rev., 5.00%, 7/1/2024	25,000	25,329
City of Mesa Series 2013, Rev., 5.00%, 7/1/2024	110,000	111,404
City of Phoenix Series 2014, GO, 4.00%, 7/1/2024	35,000	35,211
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System Rev., 5.00%, 7/1/2024	230,000	230,277
City of Scottsdale Series 2015, GO, 4.00%, 7/1/2024	35,000	35,194
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	25,000	25,321
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,202
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (c)	150,000	152,310
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,000,000	5,181,180
Maricopa County Unified School District No. 41 Gilbert Series 2019C, GO, 5.00%, 7/1/2024	65,000	65,883
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2024	60,000	60,758
Series 2014, Rev., 5.00%, 6/1/2025	330,000	330,315
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	29,000,000	29,717,683
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,750,946
Total Arizona		60,768,802
Arkansas — 0.3%
City of Little Rock, Water Reclamation System Rev., 4.00%, 11/1/2023	250,000	250,095
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2023	70,000	70,082
University of Arkansas, Various Facility Fayetteville Campus
Series 2019A, Rev., 5.00%, 9/15/2023	35,000	35,015
Series 2015A, Rev., 5.00%, 11/1/2024 (b)	6,060,000	6,169,491
Total Arkansas		6,524,683
California — 1.7%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2023	50,000	50,199
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 9/1/2023	1,350,000	1,350,000
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	71,873
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	169

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Brentwood Infrastructure Financing Authority Series 2012A, AGM, 3.50%, 9/2/2023	50,000	50,000
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	40,627
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,129,403
California Educational Facilities Authority, University of Southern California Series 2012A, Rev., 5.00%, 10/1/2023 (b)	35,000	35,043
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	480,000	477,783
Series 2013A, Rev., 5.00%, 3/1/2024	110,000	110,056
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	375,000	382,630
California Health Facilities Financing Authority, Health System
Series 2014A, Rev., 5.00%, 10/1/2023	125,000	125,127
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	25,025
Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,611
California Health Facilities Financing Authority, Providence St. Joseph Health Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	275,000	275,669
California Health Facilities Financing Authority, St. Joseph Health System
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	420,000	428,873
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,089
California Infrastructure and Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 4.96%, 9/7/2023 (d)	28,500,000	27,668,960
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,032
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 4.41%, 9/7/2023 (d)	5,250,000	5,200,077
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., VRDO, 0.60%, 9/1/2023 (c)	145,000	145,000
California State Public Works Board Series B, Rev., 5.00%, 10/1/2023	45,000	45,060
California State Public Works Board, Various Capital Projects Series 2013I, Rev., 5.00%, 11/1/2026	40,000	40,103
California State University, Systemwide Series 2016A, Rev., 5.00%, 11/1/2023	20,000	20,059
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	290,000	289,524
Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	25,000
Chula Vista Elementary School District COP, AGM, 5.00%, 9/1/2023	30,000	30,000
Chula Vista Municipal Financing Authority
Series 2015B, 5.00%, 9/1/2023	45,000	45,000
Rev., 5.00%, 5/1/2024	10,000	10,108
City of Livermore Series 2020B, COP, 4.00%, 10/1/2023	40,000	40,018
City of Long Beach Harbor, Private Activity Series 2020A, Rev., 4.00%, 5/15/2024	20,000	20,114
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018E, Rev., 5.00%, 5/15/2024	15,000	15,185
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,066
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,045
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,067
City of Petaluma Series 2019, Rev., 5.00%, 5/1/2024	30,000	30,315
City of San Francisco, Public Utilities Commission Water Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	30,645
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 10/1/2025	200,000	203,428
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,870
Corona-Norco Unified School District Public Financing Authority, Senior Lien Series A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4, Election of 2012 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	20,025
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2023	70,000	70,081
Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023 (b)	25,000	25,029
Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	20,021
Grossmont Healthcare District Series C, GO, 5.00%, 7/15/2024	25,000	25,260
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,185
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	80,000	80,317
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	85,184
Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	20,006
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	107,071
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 5.00%, 11/1/2023	25,000	25,068
Orange County Water District Series 2021A, COP, 4.00%, 2/15/2025	175,000	177,130
Orcutt Union School District Series 2021, GO, BAN, 5.00%, 10/1/2023	75,000	75,090
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2023	30,000	30,000
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	50,864
Palmdale Community Redevelopment Agency Successor Agency Series 2016A, Rev., 5.00%, 9/1/2023	45,000	45,000
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	50,616
Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,000
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	30,120
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	40,000
Rancho Santiago Community College District Series 2013, GO, 4.00%, 9/1/2023	85,000	85,000
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2023	35,000	35,149
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	285,000	291,433
San Diego Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,000
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019D, Rev., 5.00%, 5/1/2024 (b)	45,000	45,516
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,354
San Francisco City and County Public Utilities Commission Wastewater Series 2016B, Rev., 5.00%, 10/1/2023	35,000	35,045
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Series 1993, Rev., Zero Coupon, 1/1/2025 (b)	120,000	115,057
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	45,997
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	25,000
Sanger Public Financing Authority Series 2014, Rev., AGM, 4.00%, 6/15/2024 (b)	20,000	20,526
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	40,628
Silicon Valley Clean Water, Wastewater Series 2019A, Rev., 3.00%, 3/1/2024	625,000	624,041
Southern California Public Power Authority, Windy Point/Windy Flats Project Series 2020-1, Rev., 5.00%, 4/1/2024	75,000	75,455
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2023	45,000	45,196
State of California, Various Purpose
GO, 5.00%, 12/1/2023	25,000	25,117
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	171

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 11/1/2024	60,000	60,176
GO, 5.00%, 9/1/2025	135,000	135,207
GO, 5.00%, 10/1/2025	1,705,000	1,769,949
GO, 5.00%, 11/1/2025	40,000	40,110
GO, 5.00%, 12/1/2025	50,000	50,179
Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	40,043
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	25,000
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	30,432
Tobacco Securitization Authority of Southern California Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	56,386
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	31,066
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	169,130
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2024	25,000	25,480
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	75,689
Total California		43,859,112
Colorado — 2.4%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 4.00%, 12/15/2023	100,000	100,049
GO, 5.00%, 12/15/2024	30,000	30,037
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	49,754
Aspen Fire Protection District COP, 4.00%, 12/1/2023	125,000	125,133
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	46,145
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2014A, GO, 5.00%, 12/15/2023	40,000	40,181
City and County of Broomfield, Sales and Use Tax Series A, Rev., 5.00%, 12/1/2024	180,000	180,214
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
City and County of Denver, Airport System
Series B, Rev., 5.00%, 11/15/2024	125,000	127,529
Series B, Rev., 5.25%, 11/15/2026	25,000	25,069
City of Colorado Springs Series B-2, Rev., 5.00%, 11/29/2023	25,000	25,076
City of Colorado Springs, Utilities System Improvement
Series 2015A, Rev., 5.00%, 11/15/2023	40,000	40,119
Series 2018A-1, Rev., 5.00%, 11/15/2023	35,000	35,104
Series A-1, Rev., 5.00%, 11/15/2023	25,000	25,074
Series A-2, Rev., 5.00%, 11/15/2023	25,000	25,074
City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	25,064
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	20,000	20,388
Colorado Health Facilities Authority
Series 2019A, Rev., 5.00%, 11/1/2023	430,000	430,778
Series 2016C, Rev., 5.00%, 11/15/2023 (b)	130,000	130,410
Series C, Rev., 5.00%, 12/1/2023	50,000	50,187
Series 2019A-1, Rev., 5.00%, 8/1/2026	145,000	149,399
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	60,000	62,585
Series 2019B, Rev., 5.00%, 11/19/2026 (b)	590,000	624,036
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,335,365
Series C, Rev., 5.00%, 12/1/2026	20,000	20,741
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	18,060,000	19,420,458
Colorado Health Facilities Authority, Advent Health Obligated Group Series 2016C, Rev., 5.00%, 11/15/2023 (c)	370,000	371,168
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	587,174
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2024	75,000	76,154
Colorado Health Facilities Authority, Commonspirit Health Series 2019A-1, Rev., 5.00%, 8/1/2025	175,000	177,931
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	745,000	762,791
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,217,033
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group
Series 2022A, Rev., 5.00%, 11/1/2024	40,000	40,518
Series 2022A, Rev., 5.00%, 11/1/2028	700,000	741,988
Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	280,000	285,284
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,232,932
Colorado State Board for Community Colleges and Occupational Educational System, Arapahoe Commnunity Collage Series 2017A, Rev., 3.00%, 11/1/2023	20,000	19,986
County of Adams COP, 5.00%, 12/1/2023	860,000	863,242
County of Jefferson COP, 5.00%, 12/1/2023	20,000	20,072
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/2023	30,000	30,043
Denver Health and Hospital Authority Series 2017A, Rev., 5.00%, 12/1/2023 (e)	4,530,000	4,538,144
E-470 Public Highway Authority Series 2000B, Rev., NATL - RE, Zero Coupon, 9/1/2023	16,445,000	16,445,000
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	19,985
El Paso County Facilities Corp. Series 2011A, COP, 4.00%, 12/1/2023	25,000	25,035
El Paso County School District No. 20 Academy Series 2017, GO, 5.00%, 12/15/2023	20,000	20,094
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2023	10,000	10,042
Jefferson County School District R-1 GO, 5.00%, 12/15/2023	20,000	20,087
Larimer Weld and Boulder County School District, R-2J Thompson GO, 4.00%, 12/15/2023	35,000	35,017
Mesa County Valley School District No. 51 Grand Junction GO, 5.00%, 12/1/2023	35,000	35,125
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2024	475,000	475,939
Series 2020A, Rev., 5.00%, 7/15/2025	45,000	45,855
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Serenity Ridge Metropolitan District No. 2, Limited Tax Series 2018B, GO, 7.25%, 12/15/2023 (b)	636,000	660,726
State of Colorado Series 2019O, COP, 5.00%, 3/15/2024	20,000	20,176
State of Colorado, Tax-Exempt Series 2020A, COP, 5.00%, 9/1/2023	35,000	35,000
State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	25,063
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	25,687
University of Colorado, Enterprise System
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	25,115
Series A, Rev., 5.00%, 6/1/2024 (b)	60,000	60,710
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	5,900,066
Total Colorado		61,993,151
Connecticut — 0.2%
City of New Haven Series 2013B, GO, AGM, 3.75%, 9/1/2023 (b)	25,000	25,000
Connecticut State Health & Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	75,000	75,659
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	100,040
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Series 2016CT, Rev., 3.00%, 12/1/2023	100,000	99,838
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,231
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	950,000	934,494
Connecticut State Health and Educational Facilities Authority, Yale University Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	624,635
South Central Connecticut Regional Water Authority Series 29, Rev., 5.00%, 8/1/2024	65,000	65,072
State of Connecticut
Series 2014E, GO, 5.00%, 9/1/2023	375,000	375,000
Series 2018F, GO, 5.00%, 9/15/2023	215,000	215,099
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	173

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series A, GO, 5.00%, 4/15/2024	35,000	35,364
State of Connecticut, GAAP Conversion Series 2013A, GO, 5.00%, 10/15/2023 (b)	415,000	415,720
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 5.05%, 9/7/2023 (d)	175,000	175,018
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series A, Rev., 5.00%, 9/1/2023	50,000	50,000
Series B, Rev., 5.00%, 9/1/2023	25,000	25,000
Series 2013, Rev., 5.00%, 10/1/2023	525,000	525,590
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	20,102
Series 2013, Rev., 5.00%, 10/1/2024	55,000	55,063
Series 2018C, Rev., 5.00%, 10/1/2024	85,000	86,468
Series 2013, Rev., 5.00%, 10/1/2028	40,000	40,039
University of Connecticut
Series 2013A, Rev., 5.00%, 2/15/2024	120,000	120,133
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,557
Total Connecticut		4,208,122
Delaware — 0.0% ^
County of New Castle GO, 5.00%, 4/1/2024	25,000	25,247
Delaware River and Bay Authority
Series C, Rev., 5.00%, 1/1/2025	35,000	35,172
Series C, Rev., 5.00%, 1/1/2027	85,000	85,369
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	674,425
Total Delaware		820,213
District of Columbia — 1.2%
District of Columbia Housing Finance Agency Rev., 4.00%, 12/1/2023 (c)	3,940,000	3,755,609
District of Columbia Housing Finance Agency, Multi-Family Development Program Series 2019B-1, Rev., VRDO, FHA, 1.75%, 9/1/2023 (c)	545,000	545,000
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,005,000	4,006,170
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2023	130,000	130,155
District of Columbia Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2023	55,000	55,066
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
District of Columbia, Children's Hospital Series 2015, Rev., 5.00%, 7/15/2024	375,000	378,456
District of Columbia, Federal Highway Rev., 5.00%, 12/1/2024	320,000	320,429
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,121
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Rev., AGM, 5.50%, 10/1/2023	80,000	80,123
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	25,445
Metropolitan Washington Airports Authority Aviation Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 4.02%, 9/12/2023 (c)	20,000,000	20,000,000
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2023	20,000	19,945
Washington Convention and Sports Authority, Senior Lien Dedicated Tax Series 2018A, Rev., 5.00%, 10/1/2023	1,500,000	1,501,300
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2024	20,000	20,263
Total District of Columbia		30,938,082
Florida — 5.6%
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2039	500,000	502,754
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	220,000	222,415
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2024 (e)	1,000,000	991,578
Rev., 4.00%, 6/15/2025 (e)	340,000	333,135
Central Florida Expressway Authority, Senior Lien Series 2016B, Rev., 5.00%, 7/1/2025	25,000	25,726
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	102,254
Central Florida Tourism Oversight District Utility Series 2013-1, Rev., 5.00%, 10/1/2023	50,000	50,056
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	30,037
City of Clearwater, Water and Sewer Rev., 5.00%, 12/1/2023	50,000	50,187
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Deltona, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,028
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2024	95,000	96,540
City of Hallandale Beach Rev., 5.00%, 10/1/2023	55,000	55,057
City of Jacksonville
Rev., 5.00%, 10/1/2023	10,000	10,011
Series 2018, Rev., 5.00%, 10/1/2023	275,000	275,313
Series A, Rev., 5.00%, 10/1/2023	200,000	200,215
Series 2013A, Rev., 5.00%, 10/1/2024	50,000	50,055
Series B, Rev., 5.00%, 10/1/2025 (b)	75,000	77,628
City of Lakeland Department of Electric Utilities Series 2018, Rev., 5.00%, 10/1/2023	280,000	280,311
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2023	25,000	25,028
Rev., 5.00%, 10/1/2026	20,000	20,731
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2024	25,000	25,445
City of Orlando, Florida Contract Tourist Development Tax Payments Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	20,210
City of Pompano Beach, John Knox Village Project Series 2021B-2, Rev., 1.45%, 1/1/2027	760,000	678,549
City of Sarasota, St. Armands Paid Parking Area Improvements Series 2017A, Rev., 4.00%, 10/1/2023	25,000	25,009
City of St Augustine, Capital Improvement Series 2017, Rev., 4.00%, 10/1/2023	25,000	25,007
City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2023	30,000	30,035
City of Tallahassee, Energy System
Series 2015, Rev., 5.00%, 10/1/2023 (b)	310,000	310,303
Series 2020, Rev., 5.00%, 10/1/2023	65,000	65,068
Series 2020, Rev., 5.00%, 10/1/2027	65,000	69,515
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	30,000	30,032
Series 2015, Rev., 5.00%, 10/1/2023 (b)	70,000	70,079
City of West Palm Beach Series C, Rev., 5.00%, 10/1/2023	35,000	35,039
Ciy of Jacksonville Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,785
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2023	40,000	40,000
County of Broward, Airport System
Series P-2, Rev., 5.00%, 10/1/2023	440,000	440,365
Series Q-1, Rev., 5.00%, 10/1/2023	740,000	740,614
Series Q-1, Rev., 5.00%, 10/1/2024	280,000	280,229
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,140
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,100
County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	30,034
County of Broward, Senior Series 2019C, Rev., 5.00%, 9/1/2023	1,000,000	1,000,000
County of Escambia Series 2018, Rev., 5.00%, 10/1/2023	100,000	100,115
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	35,627
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	25,000	25,858
County of Lee Series A, Rev., 5.00%, 10/1/2024	145,000	145,163
County of Lee FL Transportation Facilities Revenue Series 2014, Rev., AGM, 5.00%, 10/1/2027	2,550,000	2,578,091
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	25,427
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2024	1,500,000	1,520,363
County of Lee, Water and Sewer
Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	25,017
Series A, Rev., 5.00%, 10/1/2023 (b)	40,000	40,048
Series B, Rev., 5.00%, 10/1/2023	55,000	55,061
County of Miami-Dade Aviation
Series 2017B, Rev., 5.00%, 10/1/2023	500,000	500,525
Series A, Rev., 5.00%, 10/1/2023	350,000	350,301
Series 2019B, Rev., 5.00%, 4/1/2024	115,000	116,076
Series A, Rev., 5.00%, 10/1/2025	60,000	61,810
Series 2015B, GO, 5.00%, 7/1/2026	145,000	147,052
Series B, Rev., 5.00%, 10/1/2026	110,000	113,327
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	181,351
Series A, Rev., 5.00%, 10/1/2027	35,000	36,653
Series A, Rev., 5.00%, 10/1/2028	50,000	52,313
County of Miami-Dade, Aviation System
Series B, Rev., 4.00%, 10/1/2023	585,000	585,088
Series 2020A, Rev., 5.00%, 10/1/2023	90,000	90,077
Series 2020A, Rev., 5.00%, 10/1/2024	300,000	304,041
Series B, Rev., 5.00%, 10/1/2024	400,000	400,351
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	175

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2024	30,000	30,395
County of Miami-Dade, Building Better Community Program GO, 5.00%, 7/1/2028	20,000	20,858
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2023	305,000	305,321
Series B, Rev., 5.00%, 10/1/2023 (b)	370,000	370,443
Series B, Rev., 5.25%, 10/1/2023 (b)	110,000	110,151
Series 2015, Rev., 5.00%, 10/1/2024	250,000	254,185
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2023	25,000	25,028
County of Osceola Series 2019A-1, Rev., 5.00%, 10/1/2023	640,000	640,389
County of Palm Beach Rev., 5.00%, 11/1/2023	30,000	30,078
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	170,000	170,179
County of Polk, Utility System Rev., 5.00%, 10/1/2023 (b)	10,000,000	10,011,983
County of Sarasota
Series 2013, Rev., 4.75%, 10/1/2023 (b)	25,000	25,025
Rev., 5.00%, 10/1/2023	335,000	335,401
Series 2015, Rev., 5.00%, 10/1/2023	65,000	65,078
County of Sarasota, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,030
County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	35,041
County of St. Lucie, Power and Light Co. Project Rev., VRDO, 4.05%, 9/1/2023 (c)	45,750,000	45,750,000
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	50,000	51,542
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2024	60,000	60,785
Series 2016A, Rev., 5.00%, 7/1/2024	65,000	65,851
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	751,274
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2024	140,000	141,984
Series 2017A, Rev., 5.00%, 9/1/2024	200,000	203,280
Series 2018A, COP, 5.00%, 11/1/2024	25,000	25,455
Series 2018A, COP, 5.00%, 11/1/2026	20,000	21,124
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 4/1/2024	225,000	226,952
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	9,825,000	9,825,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	97,659
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,530,000	2,570,291
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,756,408
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2023	665,000	665,723
Series 2017A, Rev., 5.00%, 10/1/2025	60,000	61,822
Series 2015B, Rev., 5.00%, 10/1/2026	25,000	25,702
Series 2016A, Rev., 5.00%, 10/1/2026	545,000	570,654
Series 2018A, Rev., 4.00%, 10/1/2028	25,000	25,713
Series 2016A, Rev., 5.00%, 10/1/2028	155,000	162,142
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	98,561
Hillsborough County School Board, Sales Tax Series 2015B, Rev., AGM, 5.00%, 10/1/2023	665,000	665,704
Hillsborough County, Aviation Authority, Tampa International Airport Series 2015B, Rev., 5.00%, 10/1/2024 (b)	5,160,000	5,251,850
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	25,343
JEA Electric System Rev., 5.00%, 10/1/2023 (b)	60,000	60,065
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (c)	13,200,000	13,200,000
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2023	125,000	125,145
Lee County School Board (The)
Series 2014B, COP, 5.00%, 8/1/2024	25,000	25,319
Series 2019A, COP, 5.00%, 8/1/2026	35,000	36,620
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2024	115,000	115,796
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	65,000	65,066
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Martin County School District Series 2021, COP, 5.00%, 10/1/2023	30,000	30,027
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	400,000	401,900
Miami-Dade County Educational Facilities Authority Series B, Rev., AMBAC, 5.25%, 4/1/2024	100,000	100,860
Miami-Dade County Expressway Authority
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,010,003
Series 2016A, Rev., 5.00%, 7/1/2028	20,000	20,625
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,282,738
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625,000	4,720,275
Monroe County School District Series 2017, Rev., AGM, 5.00%, 10/1/2023	50,000	50,054
Orange County Convention Center, Tourist Development Tax Series 2015, Rev., 5.00%, 10/1/2023	525,000	525,416
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2016A, Rev., 5.00%, 10/1/2023	115,000	115,095
Series 2019B, Rev., 5.00%, 10/1/2025	525,000	540,522
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2024	100,000	101,408
Series 2015C, COP, 5.00%, 8/1/2025 (b)	20,000	20,658
Series 2015D, COP, 5.00%, 8/1/2025 (b)	25,000	25,752
Orlando Utilities Commission
Series 2019A, Rev., 5.00%, 10/1/2023	165,000	165,188
Series 2013A, Rev., 5.00%, 10/1/2025	500,000	517,620
Orlando Utilities Commission, Utility System
Series 2012A, Rev., 5.00%, 10/1/2023	20,000	20,023
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	25,029
Series 2018A, Rev., 5.00%, 10/1/2023	25,000	25,028
Series 2013A, Rev., 5.00%, 10/1/2024	260,000	264,408
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	1,135,000	1,150,634
Palm Beach County School District
Series 2015B, COP, 5.00%, 8/1/2024	50,000	50,659
Series 2018B, COP, 5.00%, 8/1/2024	50,000	50,659
Series 2014B, COP, 5.00%, 8/1/2025	45,000	46,287
Series 2017B, COP, 5.00%, 8/1/2025	155,000	159,432
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,315,000	1,316,394
Series 2013, Rev., 5.00%, 10/1/2024	500,000	508,106
Pasco County School Board, Sales Tax Rev., 5.00%, 10/1/2023	375,000	375,394
Polk County School District Series 2019B, COP, 5.00%, 1/1/2025	125,000	127,434
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2023	335,000	335,327
Rev., 5.00%, 10/1/2024	30,000	30,518
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL - RE, 5.25%, 7/1/2024	345,000	349,506
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2024	95,000	96,749
Series 2015D, COP, 5.00%, 2/1/2025	865,000	884,521
Series 2014D, COP, 5.00%, 11/1/2025	585,000	594,104
COP, 5.00%, 5/1/2026	70,000	71,374
Series 2014D, COP, 5.00%, 11/1/2026	275,000	279,186
Series 2015A, COP, AGM, 5.00%, 5/1/2027	190,000	194,445
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2015D, COP, 5.00%, 2/1/2024	3,930,000	3,955,178
Series 2014A, COP, 5.00%, 5/1/2024 (b) (c)	1,455,000	1,467,445
COP, 5.00%, 7/1/2026	70,000	71,754
COP, 5.00%, 8/1/2027	60,000	62,681
COP, 5.00%, 5/1/2028	175,000	178,547
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2024	80,000	80,924
Series 2015B, COP, 5.00%, 7/1/2024	215,000	217,832
Series 2015B, COP, 5.00%, 7/1/2025	185,000	189,878
School District of Broward County (The) COP, 5.00%, 7/1/2025	80,000	82,109
School District of Broward County, Florida Certificates Of Participation
Series C, COP, 5.00%, 7/1/2024	200,000	202,309
COP, 5.00%, 7/1/2026	20,000	20,943
Series A, COP, 5.00%, 7/1/2026	40,000	41,886
COP, 5.00%, 7/1/2027	25,000	26,045
Series 2015B, COP, 5.00%, 7/1/2027	25,000	25,689
COP, 5.00%, 7/1/2028	230,000	239,675
COP, 5.00%, 7/1/2028	365,000	373,562
COP, AGM, 5.00%, 7/1/2028	270,000	276,573
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	177

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Seacoast Utility Authority Series B, Rev., 5.00%, 3/1/2024	75,000	75,612
South Broward Hospital District, Memorial Healthcare System
Series 2016, Rev., 5.00%, 5/1/2024	40,000	40,436
Rev., 4.00%, 5/1/2026	195,000	198,530
South Florida Water Management District Series 29, COP, 5.00%, 10/1/2023	175,000	175,216
St Lucie County School Board, Sales Tax Series 2015, Rev., AGM, 5.00%, 10/1/2023	150,000	150,163
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2023	120,000	119,587
Series 2021A, Rev., 4.00%, 12/15/2024	145,000	142,761
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	70,000	71,135
State of Florida Series 2023A, GO, 5.00%, 6/1/2026	125,000	131,322
State of Florida Board of Education, Public Education Capital Outlay Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,514
State of Florida Department of Education
Series 2021A, Rev., 5.00%, 7/1/2024	1,000,000	1,010,976
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,026,187
State of Florida Department of Transportation Rev., 5.00%, 7/1/2024	35,000	35,475
State of Florida Department of Transportation Turnpike System Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,392
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,424
Sunshine State Governmental Financing Commission, Miami Dade Country Program Series 2010A-1, Rev., 5.00%, 9/1/2023 (b)	25,000	25,000
Sunshine State Governmental Financing Commission, Miami Dade County Program
Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	50,000
Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	30,000
Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	25,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	20,000	20,000
Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	30,000
Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	45,000
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2013, Rev., 5.00%, 10/1/2023	550,000	550,538
Tampa Bay Water, Water Supply Rev., NATL - RE, 5.50%, 10/1/2023	510,000	510,789
Volusia County School Board Series 2016, Rev., 5.00%, 10/1/2023	55,000	55,065
Total Florida		143,073,277
Georgia — 0.4%
Atlanta and Fulton County Recreation Authority, Park Improvement Series A, Rev., 5.00%, 12/1/2023	25,000	25,097
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	30,094
City of Atlanta Series 2014A, Rev., AMT, 5.00%, 1/1/2028	30,000	30,129
City of Atlanta Airport Passenger Facility Charge, Sub Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	25,123
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	20,102
Series 2014A, Rev., AMT, 5.00%, 1/1/2026	265,000	266,035
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2014A, Rev., AMT, 5.00%, 1/1/2027	40,000	40,159
City of Atlanta, Public Improvement GO, 4.75%, 12/1/2024 (b)	30,000	30,474
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.25%, 11/1/2023 (b)	35,000	35,104
Rev., 5.00%, 11/1/2026	25,000	25,693
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	80,000	80,102
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	85,000	85,044
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	241,251
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	41,557
County of DeKalb, Water and Sewerage Rev., 5.00%, 10/1/2023	70,000	70,079
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	20,213
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc.
Series 2020A, Rev., 5.00%, 2/15/2024	240,000	240,813
Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	330,000	338,806
Georgia Municipal Association, Inc. Series 2018, COP, 5.00%, 12/1/2023	75,000	75,286
Main Street Natural Gas, Inc., Gas Supply
Series 2018A, Rev., VRDO, LIQ : Royal Bank of Canada, 4.00%, 9/1/2023 (c)	1,400,000	1,400,000
Series 2018B, Rev., VRDO, 4.39%, 9/1/2023 (c)	370,000	370,000
Series 2018E, Rev., LIQ : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.57%), 4.63%, 9/7/2023 (d)	6,590,000	6,586,522
Series 2018C, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2023	100,000	100,070
Municipal Gas Authority of Georgia, Gas Portfolio IV Project Series A, Rev., 5.00%, 10/1/2023	25,000	25,024
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	51,163
Richmond County Board of Education Series 2021, GO, 5.00%, 10/1/2024	430,000	437,426
State of Georgia Series 2013A, GO, 5.00%, 10/10/2023	50,000	50,076
Valdosta & Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2023	210,000	210,246
Total Georgia		10,951,688
Hawaii — 0.0% ^
City and County Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2024	25,000	25,319
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
City and County of Honolulu
Series C, GO, 4.00%, 10/1/2023	20,000	20,008
Series C, GO, 5.00%, 10/1/2023	40,000	40,043
Series C, GO, 5.00%, 10/1/2024	25,000	25,432
Series 2012C, GO, 3.00%, 11/1/2025	175,000	173,645
County of Hawaii Series 2013B, GO, 3.00%, 9/1/2023	45,000	45,000
State of Hawaii
Series FG, GO, 4.00%, 10/1/2023	45,000	45,019
Series FE, GO, 5.00%, 10/1/2023	170,000	170,194
Series FG, GO, 5.00%, 10/1/2024	25,000	25,432
Series FH, GO, 5.00%, 10/1/2024	105,000	106,813
Total Hawaii		676,905
Idaho — 0.5%
Ada & Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,599,382
Canyon County School District No. 134 Middleton GO, 5.00%, 9/15/2023	10,000	10,005
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	30,000	30,864
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	73,219
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 4.24%, 9/12/2023 (c)	2,640,000	2,640,000
Twin Falls County School District No. 411 Twin Falls
Series A, GO, 4.25%, 9/15/2024 (b)	4,025,000	4,063,285
Series A, GO, 4.50%, 9/15/2024 (b)	2,235,000	2,261,859
Total Idaho		11,678,614
Illinois — 6.4%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,506
Chicago Board of Education, Capital Appreciation School Reform Series 1999A, GO, NATL - RE, Zero Coupon, 12/1/2023	3,440,000	3,405,302
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	278,499
Chicago Midway International Airport Series 2014A, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,005,379
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	179

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago Midway International Airport, Second Lien
Series 2013B, Rev., 5.00%, 1/1/2025	720,000	720,799
Series 2013B, Rev., 5.00%, 1/1/2026	360,000	360,269
Chicago O'Hare International Airport Series C, Rev., 5.00%, 1/1/2028	20,000	21,029
Chicago O'Hare International Airport, General Airport Senior Lien Series A, Rev., 5.00%, 1/1/2027	40,000	42,230
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	50,000	50,224
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	41,524
Chicago O'Hare International Airport, Senior Lien Series E, Rev., 5.00%, 1/1/2026	30,000	31,143
Chicago Park District Series 2015A, GO, 5.00%, 1/1/2024 (b)	35,000	35,179
City of Chicago, Second Lien Waterworks Project Series 2012, Rev., 4.00%, 11/1/2023	500,000	500,061
City of Chicago, Waterworks, Second Lien Series 2014, Rev., 5.00%, 11/1/2023	30,000	30,054
City of Decatur
GO, 4.00%, 3/1/2024	120,000	120,033
GO, 4.00%, 3/1/2025	195,000	196,304
GO, 4.00%, 3/1/2026	170,000	172,431
GO, 4.00%, 3/1/2027	200,000	204,524
Cook County Community College District No. 508,Unlimited Tax Series 2013, GO, 5.00%, 12/1/2023	25,000	25,072
Cook County Community High School District No. 229 Oak Lawn Series 2016, GO, 4.00%, 12/1/2023	25,000	25,027
Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2023	30,000	30,083
County of Cook
Series 2021B, GO, 4.00%, 11/15/2023	390,000	390,218
Series 2022A, GO, 5.00%, 11/15/2024	1,000,000	1,016,695
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,304
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2023	270,000	270,773
Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2024	50,000	50,410
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2015, GO, 5.00%, 1/1/2024	140,000	140,626
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
DuPage County Forest Preserve District Series 2015, GO, 5.00%, 1/1/2024	60,000	60,317
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Series 2013A, Rev., 5.00%, 6/1/2024	50,000	50,027
Series 2014, Rev., 5.00%, 8/1/2024 (b)	19,225,000	19,469,913
Series 2021A, Rev., 5.00%, 8/15/2025	40,000	41,032
Illinois Finance Authority, Ascension Health Credit Group Series 2016C, Rev., 4.00%, 2/15/2024	240,000	240,494
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2016, Rev., 4.00%, 7/1/2026	60,000	61,035
Series 2016, Rev., 5.00%, 1/1/2028	160,000	166,157
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2023	90,000	90,350
Series 2015, Rev., 5.00%, 12/1/2026	20,000	20,674
Illinois Finance Authority, OSF Healthcare System Series 2015A, Rev., 5.00%, 11/15/2024	140,000	141,878
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.76%, 9/7/2023 (d)	5,790,000	5,654,655
Illinois Finance Authority, Riverside Health System
Rev., 5.00%, 11/15/2023	215,000	215,255
Rev., 5.00%, 11/15/2024	1,680,000	1,681,879
Illinois Finance Authority, Rush University Medical Center Series 2015A, Rev., 5.00%, 11/15/2027	20,000	20,387
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	20,000	20,268
Series 2015A, Rev., 5.00%, 11/15/2025	190,000	194,177
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2023	135,000	134,901
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2027	1,210,000	1,255,898
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	371,546
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, The University Medical Center Series 2015A, Rev., 5.00%, 11/15/2023	40,000	40,083
Illinois Finance Authority, The University of Chicago Medical Center Series A, Rev., 5.00%, 8/15/2024	235,000	237,974
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	745,000	750,311
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	27,863,806
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,785,000	2,778,051
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2024	590,000	593,470
Illinois State Toll Highway Authority
Series 2014B, Rev., 5.00%, 1/1/2026	25,000	25,088
Series 2013A, Rev., 5.00%, 1/1/2027	65,000	65,072
Series 2014B, Rev., 5.00%, 1/1/2028	95,000	95,393
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	341,421
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	369,668
McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	20,127
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	445,000	445,344
Metropolitan Water Reclamation District of Greater Chicago
Series A, GO, 5.00%, 12/1/2023	25,000	25,085
Series B, GO, 5.00%, 12/1/2023	100,000	100,341
Public Building Commission of Chicago Series 2006, Rev., AMBAC, 5.25%, 3/1/2024	1,000,000	1,005,444
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025	255,000	260,964
Series 2017, Rev., 5.00%, 6/1/2026	565,000	587,086
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2024	50,000	50,606
Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	19,973
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
South Suburban College Community School District No. 510, Limited Tax GO, AGC, Zero Coupon, 12/1/2023	25,000	24,750
Southwestern Illinois Development Authority, Memorial Group Inc. Series 2013, Rev., 7.13%, 11/1/2023 (b)	2,405,000	2,417,341
Southwestern Illinois Development Authority, Memorial Group, Inc. Rev., 7.13%, 11/1/2023 (b)	3,220,000	3,236,523
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2023	25,000	25,020
Series 2018B, GO, 5.00%, 10/1/2023	175,000	175,138
Series 2017D, GO, 5.00%, 11/1/2023	1,470,000	1,472,551
Series 2019A, GO, 5.00%, 11/1/2023	19,500,000	19,533,844
Series 2017A, GO, 5.00%, 12/1/2023	100,000	100,272
Series 2017B, GO, 5.00%, 12/1/2023	200,000	200,544
GO, 5.00%, 2/1/2024	120,000	120,575
Series 2021C, GO, 4.00%, 3/1/2024	950,000	951,032
Series 2021B, GO, 5.00%, 3/1/2024	300,000	301,765
Series 2022A, GO, 5.00%, 3/1/2024	5,300,000	5,331,189
Series 2022B, GO, 5.00%, 3/1/2024	5,760,000	5,793,896
Series 2018A, GO, 4.00%, 5/1/2024	25,000	25,037
Series 2018A, GO, 5.00%, 10/1/2024	50,000	50,650
Series 2022B, GO, 5.00%, 3/1/2025	1,400,000	1,425,311
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,882
Series 2020B, GO, 5.00%, 10/1/2025	40,000	41,008
Series 2017D, GO, 5.00%, 11/1/2025	20,700,000	21,243,162
Series 2017A, GO, 5.00%, 12/1/2025	250,000	256,824
GO, 5.00%, 2/1/2026	25,000	25,736
Series 2021A, GO, 5.00%, 3/1/2026	50,000	51,528
Series 2016-6, GO, 5.00%, 6/1/2026	450,000	465,190
Series 2018B, GO, 5.00%, 10/1/2026	125,000	129,768
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,354,772
Series 2017D, GO, 5.00%, 11/1/2026	2,760,000	2,868,198
Series 2022A, GO, 5.00%, 3/1/2027	50,000	52,180
Series 2020B, GO, 5.00%, 10/1/2028	40,000	42,574
Series 2017D, GO, 5.00%, 11/1/2028	170,000	178,647
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2024	510,000	510,340
Series 2016A, Rev., 5.00%, 6/15/2024	115,000	116,129
Series 2002-4, Rev., NATL - RE, 6.00%, 6/15/2024	300,000	305,227
Taylorville Community Unit School District No. 3 Series 2013, GO, 5.75%, 12/1/2023 (b)	1,000,000	1,005,290
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	181

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Tender Option Bond Trust Receipts/ Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Citibank NA, 4.11%, 9/12/2023 (c) (e)	10,220,000	10,220,000
Village of Midlothian
GO, AGM, 4.00%, 1/1/2024	70,000	70,058
GO, AGM, 4.00%, 1/1/2025	40,000	40,164
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	352,108
Village of Streamwood GO, 5.00%, 12/1/2023	20,000	20,064
Village of Villa Park, Alternative Revenue Source Series 2018C, GO, 4.00%, 12/15/2023	50,000	50,050
Will County Community Unit School District No. 201-U Crete-Monee GO, AGM, Zero Coupon, 11/1/2023	300,000	298,165
Will County School District No. 86 Joliet Series 2015C, GO, AGM-CR, 5.00%, 3/1/2024	6,005,000	6,046,448
Will Grundy Etc Counties Community College District No. 525 Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	25,115
Total Illinois		163,867,913
Indiana — 0.5%
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2024	25,000	25,103
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2024	30,000	30,343
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,604
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	35,168
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	70,865
City of Indianapolis, Department of Public Utilities Water System
Series 2018A, Rev., 5.00%, 10/1/2023	160,000	160,168
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	26,304
City of Indianapolis,Thermal Energy System, First Lien Series 2016A, Rev., 5.00%, 10/1/2023	45,000	45,049
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,195
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 1/15/2024	40,000	40,074
Fishers Industrial Redevelopment District, Income Tax
Rev., 4.00%, 1/15/2024	25,000	25,033
Rev., 4.00%, 7/15/2024	35,000	35,112
Fort Wayne Redevelopment Authority Lease Rental Series 2014A, Rev., 3.00%, 8/1/2024	50,000	49,624
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	45,000	46,531
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	25,000	25,046
Indiana Finance Authority
Series 2016A, Rev., 5.00%, 12/1/2023	175,000	175,516
Series 2021-2, Rev., 5.00%, 10/1/2024	25,000	25,419
Series 2016C, Rev., 5.00%, 12/1/2024	40,000	40,830
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	25,000	25,203
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	72,339
Series 2016, Rev., 5.00%, 9/1/2026	40,000	41,697
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2023	560,000	560,609
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2016B, Rev., 5.00%, 11/1/2024	345,000	350,840
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	56,101
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2019C, Rev., 5.00%, 12/1/2024	75,000	76,191
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	150,000	145,501
Indiana Finance Authority, Major Hospital Project Series 2014A, Rev., 5.00%, 10/1/2023 (b)	570,000	570,641
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,257
Indiana Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	30,000	30,151
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,406
Series 2016C, Rev., 5.00%, 1/1/2027	40,000	41,641
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2016C, Rev., 5.00%, 1/1/2028	50,000	52,023
Indiana State University, Student Fee Series T, Rev., 5.00%, 10/1/2023	50,000	50,042
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2024	200,000	201,971
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025	100,000	99,899
Ivy Tech Community College of Indiana, Student Fee
Series W, Rev., 5.00%, 7/1/2024	30,000	30,361
Series W, Rev., 5.00%, 7/1/2025	25,000	25,681
Jackson County Building Corp. Rev., 2.00%, 1/15/2025	125,000	121,436
Merrillville Community School Corp. GO, 2.00%, 1/15/2024	1,040,000	1,030,615
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,256
Perry Township Schools
Series 2022A, GO, 4.00%, 1/15/2024	2,800,000	2,799,509
Series 2022B, GO, 4.00%, 1/15/2024	2,950,000	2,949,483
Series 2022C, GO, 4.00%, 1/15/2024	2,375,000	2,374,584
Pike Township Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2024	350,000	354,682
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	40,299
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,420
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	35,130
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	24,916
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 1/15/2024	35,000	35,039
Series 2020B, Rev., 4.00%, 7/15/2024	35,000	35,100
Series 2020B, Rev., 4.00%, 1/15/2025	40,000	40,197
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,292
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	111,172
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,426
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	23,763
Total Indiana		13,555,857
Iowa — 1.5%
County of Linn Series 2019, COP, 5.00%, 6/1/2024	90,000	91,012
Iowa Finance Authority, Health System Series 2018A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 4.64%, 9/7/2023 (d) (e)	14,220,000	14,211,057
Iowa Finance Authority, UnityPoint Health Series 2018B, Rev., 5.00%, 2/15/2024	30,000	30,148
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2019, Rev., 5.00%, 9/1/2025	25,000	25,773
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	23,716,514
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2017A, Rev., 4.00%, 6/1/2024	1,220,000	1,223,839
Total Iowa		39,298,343
Kansas — 0.1%
Blue Valley Recreation Commission Series B, COP, AGM, 5.00%, 10/1/2023	30,000	30,034
Butler County Unified School District No. 375 Circle, School Building Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	20,000
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	100,000	96,759
City of Olathe GO, 5.00%, 10/1/2023	25,000	25,028
County of Shawnee COP, 3.00%, 9/1/2024	35,000	34,737
Johnson County Public Building Commission Series 2018A, Rev., 5.00%, 9/1/2023	55,000	55,000
Johnson County Unified School District No. 233 Olathe
Series 2016C, GO, 5.00%, 9/1/2023	50,000	50,000
Series 2016A, GO, 4.00%, 9/1/2024 (b)	25,000	25,145
Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	25,000
Reno County Unified School District No. 308 Hutchinson Series 2015, GO, 4.00%, 9/1/2023	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	183

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,213,748
Sedgwick County Unified School District No. 266 Maize Series 2015A, GO, 4.00%, 9/1/2023 (b)	25,000	25,000
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,000
State of Kansas Department of Transportation Series 2015A, Rev., 5.00%, 9/1/2023	45,000	45,000
Wyandotte County-Kansas City Unified Government Utility System Series 2014A, Rev., 5.00%, 9/1/2023	725,000	725,000
Total Kansas		2,480,451
Kentucky — 0.9%
County of Daviess Series 2012A, GO, 2.00%, 9/1/2023	50,000	50,000
Fayette County School District Finance Corp. Series 2013A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,028
Kenton County Public Properties Corp., Court Facilities Project Rev., 3.00%, 3/1/2024	500,000	497,773
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2023	60,000	60,127
Series 2021A, Rev., 5.00%, 11/1/2024	615,000	625,061
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2023	100,000	100,000
Series 2013A, Rev., 5.25%, 9/1/2023	520,000	520,000
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011B-3, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 5.46%, 9/7/2023 (d)	12,715,000	12,728,253
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	696,474
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Series 2018A, Rev., 3.00%, 2/1/2024	25,000	24,939
Kentucky Municipal Power Agency, Prairie State Project
Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	1,930,000	1,930,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	310,000	313,996
Kentucky Public Energy Authority, Gas Supply
Series 2022A-1, Rev., 4.00%, 2/1/2024	2,500,000	2,498,422
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	155,000	155,057
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	703,763
Kentucky State Property and Building Commission, Project No. 106 Series 2013A, Rev., 5.00%, 10/1/2023 (b)	55,000	55,062
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2026	45,000	47,045
Series A, Rev., 5.00%, 8/1/2028	75,000	77,137
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	20,000	21,019
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	53,250
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2027	25,000	26,065
Kentucky Turnpike Authority, Revitalization Projects
Series 2014A, Rev., 5.00%, 7/1/2024	105,000	106,170
Series B, Rev., 5.00%, 7/1/2025	265,000	271,987
Series B, Rev., 4.00%, 7/1/2027	100,000	102,304
Lexington-Fayette Urban County Government, Various Purpose Series 2012B, GO, 3.00%, 7/1/2024	100,000	99,565
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2023	50,000	50,045
Series 2020B, Rev., 5.00%, 10/1/2023 (c)	1,780,000	1,781,608
Louisville Water Co., Metro Government Waterworks Board
Rev., 5.00%, 11/15/2023	25,000	25,079
Series 2019, Rev., 5.00%, 11/15/2023	40,000	40,126
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	20,434
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
University of Kentucky, General Receipt Series 2014A, Rev., 4.00%, 4/1/2024 (b)	175,000	175,477
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	20,000	20,329
Total Kentucky		23,901,595
Louisiana — 2.1%
Ascension Parish School Board Series 2020, GO, 4.00%, 3/1/2024	25,000	25,059
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2023	1,175,000	1,178,835
Jefferson Parish School Board Series 2015, GO, 5.00%, 3/1/2024	50,000	50,377
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	100,000	101,621
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	250,000	253,262
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024	120,000	121,358
Louisiana Public Facilities Authority, Tulane University Project
Series 2016A, Rev., 5.00%, 12/15/2023	50,000	50,186
Series 2016A, Rev., 5.00%, 12/15/2026	70,000	73,574
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Series 2016A, Rev., 5.00%, 7/1/2024	75,000	75,683
State of Louisiana
Rev., 5.00%, 9/1/2023	15,000	15,000
Series 2014C, GO, 5.00%, 8/1/2025	65,000	65,955
Series 2014A, GO, 4.00%, 2/1/2034	12,095,000	12,125,228
State of Louisiana Gasoline and Fuels Tax
Series 2014B, Rev., 5.00%, 5/1/2024 (b)	30,000	30,315
Series A, Rev., 4.50%, 5/1/2025 (b)	31,500,000	32,040,247
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2022A, Rev., (SOFR + 0.50%), 4.22%, 9/6/2023 (d)	7,880,000	7,722,425
Total Louisiana		53,929,125
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maine — 0.0% ^
Maine Governmental Facilities Authority, Lease Rental Series 2015B, Rev., 2.00%, 10/1/2023	10,000	9,986
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	36,248
Maine Municipal Bond Bank
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	25,025
Series 2018B, Rev., 5.00%, 11/1/2023	20,000	20,050
Series 2021A, Rev., 5.00%, 11/1/2023	500,000	501,259
Series 2014C, Rev., 5.00%, 11/1/2024	25,000	25,480
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	50,672
University of Maine System Rev., 5.00%, 3/1/2025	55,000	56,336
Total Maine		725,056
Maryland — 0.4%
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 2/1/2025	25,000	25,588
County of Montgomery Series 2017C, GO, 5.00%, 10/1/2023	55,000	55,062
County of Montgomery, College Foundation, Inc. Series 2016A, COP, 5.00%, 11/1/2023	150,000	150,354
County of Montgomery, Consolidated Public Improvement Series 2015B, GO, 5.00%, 12/1/2023	115,000	115,447
County of Prince George's, Consol Public Improvement Series 2014A, GO, 4.00%, 9/1/2024	30,000	30,217
County of Prince George's, Consolidated Public Improvement Series 2013A, GO, 3.00%, 3/1/2024	30,000	29,943
Maryland Community Development Administration, Housing and Community Development Series 2019A, Rev., 2.10%, 3/1/2024	20,000	19,845
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	46,018
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 5.00%, 8/15/2024	570,000	570,346
Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	150,000	152,396
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	185

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center Series 2015, Rev., 5.00%, 7/1/2024 (b)	9,320,000	9,423,807
Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2024	25,000	25,274
State of Maryland Series 2016, GO, 4.00%, 6/1/2028	25,000	25,022
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,049
State of Maryland, Department of Transportation Rev., 5.00%, 11/1/2023	40,000	40,101
Total Maryland		10,774,469
Massachusetts — 2.1%
Boston Water and Sewer Commission Series B, Rev., 5.00%, 11/1/2023 (b)	25,000	25,065
Bristol-Plymouth Regional Vocational Technical School District GO, BAN, 4.50%, 2/28/2024	6,000,000	6,036,548
City of Boston Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,011
City of Chicopee Series 2016, GO, 4.00%, 8/15/2024	30,000	30,195
City of Quincy GO, BAN, 4.50%, 9/15/2023	100,000	100,036
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	97,377
Commonwealth of Massachusetts
Series 2006B, GO, AGM, 5.25%, 9/1/2023	50,000	50,000
Series C, GO, 5.00%, 10/1/2023	25,000	25,030
Series 2015A, GO, 5.00%, 5/1/2024	80,000	80,097
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,329
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 10/2/2023 (c)	5,110,000	5,115,969
Massachusetts Development Finance Agency, Caregroup Issue
Series 2015H-1, Rev., 5.00%, 7/1/2024	500,000	504,394
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	35,805
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2014P, Rev., 5.00%, 10/1/2024 (b)	17,000,000	17,266,636
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b) (e)	675,000	678,665
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.66%, 9/7/2023 (d) (e)	1,075,000	1,064,144
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	201,017
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	345,000	351,486
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2024	345,000	344,510
Rev., 5.00%, 1/1/2025	365,000	362,812
Massachusetts Development Finance Agency, Trustees of Boston University
Series X, Rev., 5.00%, 10/1/2023	4,000,000	4,004,498
Series 2019DD-2, Rev., 5.00%, 10/2/2023 (c)	40,000	40,047
Massachusetts Housing Finance Agency, Sustainability Bonds Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	180,000	178,786
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	20,143
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,190
Massachusetts State College Building Authority
Series 2017D, Rev., 5.00%, 5/1/2024	45,000	45,505
Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,271
Massachusetts Transportation Trust Fund Metropolitan Highway System, Senior Series 2019A, Rev., 5.00%, 1/1/2024	30,000	30,158
Massachusetts Water Resources Authority
Series 2014F, Rev., 5.00%, 8/1/2024 (b)	30,000	30,443
Series 2014F, Rev., 5.00%, 8/1/2024	5,000	5,080
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	11,000,000	11,056,663
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,290,000	2,304,467
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,032
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Medfield, Municipal Purpose Loan GO, 2.13%, 9/15/2023	100,000	99,966
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	38,807
Town of Randolph GO, BAN, 4.75%, 6/27/2024	3,303,800	3,326,986
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,242
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,430,000	1,438,642
Total Massachusetts		55,136,052
Michigan — 3.3%
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,057
City of Ann Arbor, Limited Tax GO, 3.00%, 10/1/2023	25,000	24,989
City of Brighton Series 2021, GO, 4.00%, 10/1/2024	80,000	80,504
City of Detroit Series 2004A, Rev., AGM, 5.25%, 7/1/2024	25,000	25,369
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	50,448
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	46,485
City of South Haven, Limited Tax GO, 4.00%, 10/1/2023	70,000	70,021
County of Jackson, Transportation GO, 2.00%, 5/1/2024	250,000	246,581
Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	35,029
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	311,094
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	682,188
Series 2016A, Rev., 5.00%, 12/1/2027	1,590,000	1,648,778
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2024	55,000	55,653
Kalamazoo Hospital Finance Authority, Bronson Healthcare Group, Inc. Rev., 5.00%, 5/15/2024 (b)	5,000	5,052
Karegnondi Water Authority, Water and Supply System Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,171
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	542,214
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	571,885
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Lake Michigan College District, Building and Site, Limited Tax
GO, 4.00%, 9/1/2023 (b)	25,000	25,000
GO, 4.25%, 9/1/2023 (b)	20,000	20,000
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,246
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	40,148
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	60,086
Michigan Finance Authority, Beaumont Health Credit Group
Series 2022A, Rev., 5.00%, 4/15/2024	500,000	504,294
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	100,000	101,273
Michigan Finance Authority, Clean Water Revolving Fund
Series 2016B, Rev., 5.00%, 10/1/2023	25,000	25,029
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	152,638
Michigan Finance Authority, Detroit Regional Convention Facility Authority Series 2014H-1, Rev., 5.00%, 10/1/2024	680,000	680,676
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	20,000	20,045
Series 2016, Rev., 5.00%, 11/15/2025	40,000	40,950
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	635,000	654,496
Series 2017A-MI, Rev., 5.00%, 12/1/2027	30,000	32,006
Series 2015MI, Rev., 5.50%, 12/1/2027	1,435,000	1,481,620
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	175,000	176,835
Michigan Finance Authority, Midmichigan Health Series 2014, Rev., 5.00%, 6/1/2024 (b)	40,000	40,444
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2023	100,000	100,348
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	125,453
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	187

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2017A-MI, Rev., 5.00%, 12/1/2024	285,000	290,497
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	5,910,000	6,032,754
Series 2017A-MI, Rev., 5.00%, 12/1/2026	25,000	26,219
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 4.18%, 9/1/2023 (c)	20,000,000	20,000,000
Series 2013 1-A, Rev., 5.00%, 10/15/2023 (b)	25,000	25,038
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 4.18%, 9/12/2023 (c)	8,635,000	8,635,000
Michigan State Building Authority,Facility Program Series 2013 1-A, Rev., 5.00%, 10/15/2023	8,385,000	8,397,654
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	100,000	100,135
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	255,000	259,919
Michigan Strategic Fund Limited Obligation, Facility For Rare Isotope Beams Projects At Michigan State University
Series 2014, Rev., 5.00%, 3/1/2025	45,000	45,308
Series 2014, Rev., 5.00%, 3/1/2026	235,000	236,588
North Kent Sewer Authority Series 2016, Rev., 5.00%, 11/1/2024	755,000	768,813
Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2023	310,000	311,169
Portage Public Schools Series 2016, GO, 5.00%, 11/1/2024	25,000	25,472
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (c) (e)	30,000,000	30,000,000
Royal Oak Hospital Finance Authority Series 2014D, Rev., 5.00%, 3/1/2024 (b)	1,145,000	1,153,458
Saginaw City School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	35,000	35,333
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	114,472
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,076
State of Michigan Trunk Line Series 2020A, Rev., 5.00%, 11/15/2023	50,000	50,161
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Troy School District, Unlimited Tax, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	20,049
Walled Lake Consolidated School District, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	30,000	30,071
Wayne State University
Series 2013A, Rev., 5.00%, 11/15/2023	100,000	100,237
Series 2019A, Rev., 5.00%, 11/15/2024	210,000	213,457
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2024	40,000	40,701
Total Michigan		85,815,686
Minnesota — 1.5%
City of Minneapolis, Improvement and Various Purpose GO, 4.00%, 12/1/2023	45,000	45,069
City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	50,121
City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	20,067
City of St Cloud Series 2014B, Rev., 5.00%, 5/1/2024	210,000	211,905
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,864
City of St. Paul, Sales Tax Series 2019C, Rev., 3.00%, 11/1/2023	25,000	24,972
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,236
County of Anoka, Capital Improvement Series 2020A, GO, 5.00%, 2/1/2024	40,000	40,264
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	51,184
County of Lyon Series 2015A, GO, 5.00%, 2/1/2024	25,000	25,166
County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	39,930
County of St. Louis, Capital Improvement
Series 2015B, GO, 3.00%, 12/1/2023	75,000	74,911
Series 2016B, GO, 5.00%, 12/1/2023	35,000	35,137
Duluth Independent School District No. 709
COP, 4.00%, 2/1/2027	50,000	50,352
COP, 4.00%, 2/1/2028	2,750,000	2,769,824
Series 2019B, COP, 5.00%, 2/1/2028	395,000	421,085
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minneapolis-St. Paul Metropolitan Airports Commission Series 2014A, Rev., 5.00%, 1/1/2026	70,000	70,273
Minnesota Housing Finance Agency Series 2020D, Rev., 4.00%, 8/1/2024	125,000	125,434
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.56%, 9/6/2023 (d)	35,000,000	34,422,801
Minnesota State Colleges and Universities Foundation Series 2019A, Rev., 5.00%, 10/1/2023	25,000	25,029
Minnetonka Independent School District No. 276 Series E, COP, 4.00%, 10/1/2023	115,000	115,022
Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	50,049
Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	24,928
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	35,809
Sartell-St Stephen Independent School District No. 748 Series 2016A, GO, 5.00%, 2/1/2024	30,000	30,187
Southern Minnesota Municipal Power Agency Series 1994A, Rev., NATL - RE, Zero Coupon, 1/1/2024	70,000	69,161
St Paul Port Authority Series 2013-2, Rev., 5.00%, 12/1/2023	200,000	200,754
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	123,780
State of Minnesota Series 2014B, GO, 4.00%, 8/1/2025	75,000	75,533
Total Minnesota		39,303,847
Mississippi — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	25,142
Madison County School District GO, 5.00%, 3/1/2024	25,000	25,193
Mississippi Business Finance Corp., Waste Management, Inc. Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,122,758
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	36,394
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,266,005
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
Mississippi Development Bank, Hinds County Project Rev., 5.00%, 11/1/2023	105,000	105,165
Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	20,092
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2024	30,000	30,311
Rev., 5.00%, 6/1/2025	35,000	35,819
Rankin County School District, Limited Tax GO, 5.00%, 8/1/2025	25,000	25,761
State of Mississippi
Series 2013B, GO, 5.00%, 12/1/2023 (b)	200,000	200,802
Series 2020B, GO, 5.00%, 9/1/2024	150,000	152,460
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	72,639
State of Mississippi, Tax-Exempt
Series 2012H, GO, 4.00%, 12/1/2023	25,000	25,011
Series 2017A, GO, 5.00%, 10/1/2024	25,000	25,432
University of Mississippi Educational Building Corp., Campus Improvement Project Series 2015C, Rev., 5.00%, 11/1/2023	35,000	35,090
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	198,471
Total Mississippi		4,402,545
Missouri — 1.0%
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,185
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	75,286
City of Kansas City
Series 2019A, Rev., 5.00%, 12/1/2023	35,000	35,143
Series 2017C, Rev., 5.00%, 9/1/2027	20,000	21,274
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,667
City of Kansas City, Special Obligation Series E, Rev., Zero Coupon, 2/1/2024	275,000	270,467
City of Kansas City,Missouri Special Obligation Refunding and Improvement, Main Streetcar Extention Project Series 2022C, Rev., 5.00%, 9/1/2025	40,000	41,144
City of St Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	80,955
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	189

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
County of Clay Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	30,142
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	391,985
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	35,050
Fort Zumwalt School District Series 2022, GO, 5.00%, 3/1/2024	100,000	100,763
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,510,000	5,564,962
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group
Series 2016, Rev., 5.00%, 5/15/2024	680,000	686,953
Rev., 5.00%, 5/15/2025	60,000	61,266
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,328
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024 (b)	25,000	25,268
Health and Educational Facilities Authority of the State of Missouri, St Luke's Health System Rev., 5.00%, 11/15/2028	110,000	113,612
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2023	125,000	125,321
Jasper County Reorganized School District No. R-IX Carthage, Missouri Direct Deposit Program Series 2013, GO, 4.00%, 3/1/2024	2,625,000	2,633,168
Joplin Schools, Missouri Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,015
Missouri Development Finance Board, Office Building Project Series 2013A, Rev., 3.00%, 10/1/2023	50,000	49,982
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2021C, Rev., GNMA / FNMA / FHLMC, 0.35%, 11/1/2023	480,000	477,498
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project
Series 2014A, Rev., 5.00%, 1/1/2025	2,500,000	2,508,744
Series 2014A, Rev., 5.00%, 1/1/2027	2,000,000	2,007,333
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,347
Series 2015A, Rev., 5.00%, 6/1/2028	100,000	102,093
Missouri State Board of Public Buildings
Series 2014A, Rev., 4.00%, 10/1/2023	95,000	95,046
Series 2020B, Rev., 5.00%, 10/1/2023	375,000	375,449
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2013A, Rev., 5.00%, 7/1/2024	60,000	60,072
St. Charles County Public Water Supply District No. 2
COP, 3.00%, 12/1/2023	45,000	44,912
Series 2016B, COP, 5.00%, 12/1/2023	50,000	50,055
St. Louis County Library District COP, 4.00%, 4/1/2027	2,010,000	2,010,521
Tender Option Bond Trust Receipts/ Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 4.19%, 9/12/2023 (c) (e)	6,315,000	6,315,000
Total Missouri		24,592,006
Nebraska — 0.8%
City of Lincoln, Electric System Rev., 2.70%, 9/1/2023	10,000	10,000
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	39,939
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	35,000	35,420
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 4.59%, 9/7/2023 (d)	15,935,000	15,705,745
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,140,739
Nebraska Public Power District
Series B, Rev., 5.00%, 1/1/2024	60,000	60,297
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,011
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,727
Series 2016A, Rev., 5.00%, 1/1/2026	75,000	77,739
Papillion-La Vista School District No. 27 Series 2020B, GO, 4.00%, 12/1/2023	35,000	35,056
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2026	845,000	859,806
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,649,352
State of Nebraska Series 2020A, COP, 3.00%, 9/1/2023	45,000	45,000
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	59,941
Total Nebraska		20,764,772
Nevada — 0.1%
Clark County School District
Series 2015D, GO, 5.00%, 6/15/2024	30,000	30,311
Series 2016B, GO, 5.00%, 6/15/2024	165,000	166,712
Series 2016E, GO, 5.00%, 6/15/2024	50,000	50,519
Series 2018A, GO, 5.00%, 6/15/2024	60,000	60,623
Series 2015C, GO, 5.00%, 6/15/2025	35,000	35,911
Series 2021C, GO, 5.00%, 6/15/2026	25,000	26,109
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2028	260,000	268,769
Series 2017C, GO, 5.00%, 6/15/2028	120,000	128,523
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	98,349
County of Clark Passenger Facility Charge, Las Vegas Mccarran International Series 2019E, Rev., 5.00%, 7/1/2026	45,000	47,221
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	404,845
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	41,105
County of Clark, Limited Tax
Series 2016B, GO, 5.00%, 11/1/2023	25,000	25,061
Series 2016B, GO, 5.00%, 11/1/2024	45,000	45,839
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,501
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2023	20,000	20,075
Series 2018B, GO, 5.00%, 12/1/2025	35,000	36,316
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2023	40,000	40,168
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	25,000	25,494
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,549
State of Nevada, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,026
Total Nevada		1,653,026
New Hampshire — 0.0% ^
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	60,767
New Jersey — 10.3%
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,983,229	4,019,123
Borough of Bellmawr County of Camden, New Jersey Bond, General Improvement Water Utility Note GO, BAN, 4.50%, 8/6/2024	6,693,506	6,746,143
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	18,334,000	18,499,611
Borough of Chatham GO, BAN, 4.50%, 5/17/2024	4,571,630	4,602,605
Borough of Emerson GO, BAN, 4.50%, 7/26/2024	3,701,000	3,713,560
Borough of Englewood Cliffs GO, BAN, 4.50%, 8/8/2024	1,885,830	1,896,957
Borough of Essex Fells GO, BAN, 4.50%, 9/8/2023	3,822,500	3,822,333
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	2,380,625	2,392,460
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	1,272,625	1,282,982
Borough of Kenilworth GO, BAN, 4.50%, 3/1/2024	7,632,000	7,653,760
Borough of Lebanon GO, BAN, 3.75%, 9/11/2023	1,063,100	1,063,027
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	5,080,000	5,098,686
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	3,568,000	3,597,699
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,885,000	2,907,460
Borough of Ogdensburg GO, BAN, 4.50%, 7/26/2024	1,475,000	1,479,353
Borough of Palisades Park GO, BAN, 4.50%, 3/15/2024	5,363,000	5,372,024
Borough of Pitman GO, BAN, 4.50%, 9/8/2023	4,198,135	4,197,977
Borough of Riverdale GO, BAN, 3.75%, 9/7/2023	8,496,000	8,495,560
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Sussex GO, BAN, 4.50%, 7/19/2024	3,034,000	3,047,142
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	3,901,509	3,909,848
Borough of Woodcliff Lake GO, BAN, 4.50%, 9/21/2023	4,221,000	4,220,728
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,256
Burlington County Bridge Commission County Guaranteed Bridge System Bond Series 2013, Rev., GTD, 5.00%, 10/1/2023	50,000	50,062
Burlington County Bridge Commission, Governmental Loan Program Series 2013A, Rev., GTD, 5.00%, 12/1/2023	80,000	80,099
Camden County Improvement Authority (The)
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	25,057
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,403
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2025	30,000	31,128
Camden County Improvement Authority (The), Rowan University School Osteopathic Series 2013A, Rev., 5.00%, 12/1/2023	240,000	240,755
City of Clifton GO, 3.00%, 10/15/2023	20,000	19,988
City of Jersey City Series 2014, GO, 5.00%, 12/1/2023	50,000	50,188
City of Linwood GO, BAN, 4.50%, 7/26/2024	1,862,600	1,869,567
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,937
City of Newark Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,375,000	1,376,344
City of Ocean City, General Improvement
GO, 4.00%, 9/15/2023	120,000	120,022
GO, 4.00%, 9/15/2025	40,000	40,479
City of Rahway GO, 4.00%, 10/1/2023	25,000	25,010
City of Sea Isle City GO, 3.00%, 9/1/2023	45,000	45,000
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	7,225,000	7,265,042
City of Vineland GO, BAN, 5.00%, 11/8/2023	24,407,000	24,463,622
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,747,856
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
County of Essex Series A, GO, 4.00%, 9/1/2023	20,000	20,000
County of Hudson
GO, 5.00%, 12/1/2023	25,000	25,100
Series B, GO, 4.00%, 7/1/2025	40,000	40,376
Glen Rock School District GO, 4.00%, 9/1/2023	25,000	25,000
Gloucester County Improvement Authority (The)
Series 2013A, Rev., GTD, 5.00%, 9/1/2023	40,000	40,000
Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,016
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	35,195
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	24,865
Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	40,534
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	32,500,000	32,575,270
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	23,500,000	23,554,426
Middlesex County Improvement Authority, Open Space Trust Fund Series 2011, Rev., GTD, 3.00%, 9/15/2023	30,000	29,997
Middletown Township Board of Education GO, 2.25%, 8/1/2024	720,000	709,079
New Brunswick Parking Authority Series 2016, Rev., GTD, 5.00%, 9/1/2023	240,000	240,000
New Jersey Economic Development Authority
Series 2015A, Rev., 5.00%, 6/15/2024	350,000	353,551
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	41,396
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,730,000	2,787,948
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,600,000	1,653,057
New Jersey Economic Development Authority, School Facilities Construction
Series 2005N-1, Rev., NATL - RE, 5.50%, 9/1/2023	75,000	75,000
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	348,886
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2018FFF, Rev., 5.00%, 6/15/2024	50,000	50,507
Series XX, Rev., 5.00%, 6/15/2024	800,000	808,117
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000,000	7,107,767
Series 2014PP, Rev., AGM-CR, 5.00%, 6/15/2025	3,500,000	3,539,908
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	95,000	98,709
New Jersey Economic Development Authority, Transit Corporation Projects Series B, Rev., 5.00%, 11/1/2023	350,000	350,688
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	35,000	36,035
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	75,000	75,974
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	240,485
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Series 2013B, Rev., 5.00%, 9/15/2023	65,000	65,022
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series 2017, Rev., 5.00%, 10/1/2024	1,000,000	1,014,102
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	1,260,000	1,274,136
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	57,367
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	52,056
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Series 2013, Rev., 5.00%, 7/1/2027	45,000	45,206
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc.
Rev., 5.00%, 1/1/2024 (b)	30,000	30,150
Rev., 5.00%, 7/1/2024	200,000	200,828
Rev., 5.00%, 7/1/2025	135,000	135,675
Rev., 5.00%, 7/1/2026	185,000	185,778
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,655
New Jersey Housing and Mortgage Finance Agency, NBA-New Brunswick LLC Series 2022C-2, Rev., 3.13%, 8/1/2024 (c)	5,100,000	5,022,365
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	40,000
Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2023	510,000	510,000
Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2024	35,000	35,591
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	210,000	212,585
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	125,000	126,329
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,047,895
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	138,570
Series 2010D, Rev., 5.00%, 12/15/2023	1,545,000	1,550,586
Series 2005B, Rev., AMBAC, 5.25%, 12/15/2023	105,000	105,451
Series 2006A, Rev., 5.25%, 12/15/2023	150,000	150,645
Series 2010D, Rev., 5.25%, 12/15/2023	1,020,000	1,024,383
Series 2006A, Rev., 5.50%, 12/15/2023	125,000	125,622
Series 2013A, Rev., 5.00%, 6/15/2024	150,000	151,522
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,515,000	2,397,503
New Jersey Turnpike Authority Series 2014A, Rev., 5.00%, 1/1/2027	1,100,000	1,112,346
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	75,410
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	3,713,000	3,729,428
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	50,411
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	193

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Rutgers the State University of New Jersey, Tax-Exempt Series 2016M, Rev., 5.00%, 5/1/2024	25,000	25,246
South Brunswick Township Board of Education GO, 5.00%, 8/1/2024	45,000	45,286
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2024	20,000	20,245
GO, 4.00%, 6/1/2026	40,000	40,020
GO, 5.00%, 6/1/2026	65,000	66,850
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	265,000	274,860
Series 2018A, Rev., 5.00%, 6/1/2028	490,000	523,795
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	40,260
Township of Bridgewater GO, 4.00%, 9/1/2023	25,000	25,000
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	40,630
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	3,232,000	3,247,957
Township of Hamilton Series 2013, GO, 4.00%, 8/1/2024	50,000	50,018
Township of Harrison GO, 4.00%, 8/1/2025	50,000	50,515
Township of Hillsborough Series 2023A, GO, BAN, 5.00%, 2/15/2024	4,803,000	4,825,850
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,710,000	2,729,265
Township of Little Falls, General Improvement GO, 4.00%, 8/15/2025	30,000	30,289
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	30,000
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024 (f)	6,155,000	6,196,344
Township of Millburn GO, BAN, 5.00%, 1/26/2024	4,030,000	4,053,457
Township of Pennsauken GO, BAN, 4.50%, 7/12/2024	2,089,900	2,100,326
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	25,539
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	3,024,000	3,038,864
Township of South Brunswick Series 2020, GO, 4.00%, 10/1/2024	200,000	200,528
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,595,000	2,610,352
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Township of Toms River, General Improvement, Golf Utility Improvement GO, 3.00%, 12/15/2023	45,000	44,916
Township of Verona GO, BAN, 4.50%, 10/26/2023	2,839,800	2,842,689
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,218
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	99,455
Total New Jersey		265,520,130
New Mexico — 0.0% ^
Albuquerque Municipal School District No. 12, School Building Series 2018, GO, 5.00%, 8/1/2024	100,000	101,408
City of Santa Fe, Wastewater Utility System Series 2019, Rev., 5.00%, 6/1/2024	125,000	126,570
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016C, Rev., 5.00%, 6/1/2024	25,000	25,301
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	50,091
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	30,169
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2019B, Rev., 5.00%, 8/1/2025 (c)	100,000	102,265
State of New Mexico Severance Tax Permanent Fund Series B, Rev., 4.00%, 7/1/2024	75,000	75,379
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	56,392
University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024	25,000	25,290
Total New Mexico		592,865
New York — 17.9%
Battery Park City Authority Series 2013A, Rev., 5.00%, 11/1/2023	75,000	75,183
Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	24,978
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.00%, 7/1/2024	610,000	599,881
Series 2021, Rev., 3.50%, 7/1/2025	455,000	442,230
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Canton Central School District GO, BAN, 4.50%, 7/5/2024	14,850,000	14,938,252
Chenango Forks Central School District GO, BAN, 4.50%, 6/28/2024	14,065,000	14,131,608
City of New York
Series G, GO, 5.00%, 8/1/2024	35,000	35,247
Series 2014J, GO, 5.00%, 8/1/2025	60,000	60,973
Series 2014I-1, GO, 5.00%, 3/1/2026	50,000	50,357
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	75,638
City of New York, Fiscal Year 2015 Series 2015A, GO, 5.00%, 8/1/2026	30,000	30,396
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2024	90,000	91,412
City of New York, Fiscal Year 2017 Series C, GO, 5.00%, 8/1/2025	40,000	41,346
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,374
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,750
City of Rochester Series 2023I, GO, BAN, 4.50%, 2/28/2024	30,350,000	30,502,812
City of Troy GO, BAN, 4.50%, 7/26/2024	5,971,812	6,002,549
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	14,200,000	14,285,311
County of Livingston, Public Improvement GO, 4.00%, 2/1/2024	35,000	35,097
County of Nassau, General Improvement
Series 2017C, GO, 5.00%, 10/1/2023	325,000	325,389
Series 2016A, GO, 5.00%, 1/1/2025	50,000	51,123
County of Saratoga GO, BAN, 4.00%, 9/22/2023	10,000,000	10,000,892
County of Suffolk Series 2017D, GO, 5.00%, 10/15/2023	50,000	50,088
County of Washington Series 2023, GO, BAN, 4.50%, 3/22/2024	2,496,000	2,503,369
Deposit Central School District GO, BAN, 4.75%, 6/28/2024 (f)	2,497,050	2,511,258
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	21,379,277	21,510,678
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2013A, Rev., 5.00%, 5/1/2026	195,000	195,198
Series 2013A, Rev., 5.00%, 5/1/2027	75,000	75,076
Evans-Brant Central School District GO, BAN, 4.50%, 6/20/2024	23,608,239	23,737,008
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	3,750,000	3,774,406
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	3,545,000	3,562,216
Geneva Development Corp., Hobart And William Smith College Project Series 2014, Rev., 5.00%, 9/1/2023 (b)	100,000	100,000
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	2,000,000	2,009,385
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	14,683,569	14,777,263
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	10,400,000	10,494,501
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	20,000	20,525
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	25,638
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	2,330,000	2,349,399
GO, BAN, 4.50%, 6/28/2024	4,375,000	4,393,724
Lakeland Central School District GO, BAN, 4.50%, 8/16/2024	3,416,000	3,438,615
Le Roy Central School District GO, BAN, 4.75%, 6/28/2024	6,290,000	6,336,896
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	8,820,000	8,883,285
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	117,182
Rev., 1.00%, 9/1/2025	315,000	293,457
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,825,000	2,837,735
Malone Central School District GO, BAN, 4.50%, 6/27/2024	10,335,250	10,382,575
Massena Central School District GO, BAN, 4.50%, 6/28/2024	14,070,000	14,152,595
Metropolitan Transportation Authority
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (c)	16,950,000	16,950,000
Series 2008B-3, Rev., 5.00%, 11/15/2023	70,000	70,182
Series 2013E, Rev., 5.00%, 11/15/2023 (b)	25,000	25,081
Series 2014C, Rev., 5.00%, 11/15/2023	395,000	396,029
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2017B, Rev., 5.00%, 11/15/2023	225,000	225,584
Series A-1, Rev., 5.00%, 11/15/2023	285,000	285,742
Series A-2, Rev., 5.00%, 11/15/2023	445,000	446,160
Series 2013D, Rev., 5.25%, 11/15/2023 (b)	25,000	25,093
Series 2016D, Rev., 4.00%, 11/15/2024	125,000	125,428
Series 2016B, Rev., 5.00%, 11/15/2024	75,000	76,124
Series 2017B, Rev., 5.00%, 11/15/2024	250,000	253,747
Series D-1, Rev., 5.00%, 11/15/2024	30,000	30,450
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	100,326
Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,033
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	125,328
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Series 2015, Rev., 5.00%, 5/1/2024	50,000	50,525
Monroe County Industrial Development Corp., The Rochester General Hospital Project Series 2013B, Rev., 4.00%, 12/1/2023	500,000	499,992
Mount Vernon City School District GO, 5.00%, 9/15/2023	25,000	25,011
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 4.10%, 9/12/2023 (c)	25,000,000	25,000,000
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,327,143
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/1/2023 (c)	20,000,000	20,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (c)	25,000,000	25,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Future Tax Secured
Series 2021A, Rev., 5.00%, 11/1/2023	120,000	120,268
Series B-1, Rev., 5.00%, 8/1/2024	25,000	25,388
New York City Transitional Finance Authority, Future Tax Secured Series 2014D-1, Rev., 5.00%, 2/1/2026	20,000	20,108
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	25,284
Series 2014C, Rev., 5.00%, 11/1/2026	20,000	20,175
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2024	25,000	25,280
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018B-1, Rev., 5.00%, 8/1/2024 (b)	30,000	30,449
Series 2018B-1, Rev., 5.00%, 8/1/2024	10,000	10,155
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	25,280
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	41,508
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B-1, Rev., 5.00%, 8/1/2024	530,000	538,222
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Series 2016, Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	128,029
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019DD-2, Rev., 5.00%, 6/15/2025	55,000	55,273
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	40,000	40,429
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,892
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	240,453
New York State Dormitory Authority, Pratt institute Series 2015A, Rev., 5.00%, 7/1/2024 (b)	105,000	106,255
New York State Dormitory Authority, School District Financing Program Series A, Rev., 5.00%, 10/1/2023	150,000	150,169
New York State Dormitory Authority, School District Financing Progrram Series 2017G, Rev., 5.00%, 10/1/2023	100,000	100,121
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 4.00%, 10/1/2023	20,000	20,010
Series 2014A, Rev., AGM, 5.00%, 10/1/2023	25,000	25,030
Series 2015D, Rev., 5.00%, 10/1/2023	120,000	120,144
Series 2017F, Rev., 5.00%, 10/1/2023	20,000	20,023
Series D, Rev., AGM, 5.00%, 10/1/2023	300,000	300,360
Series G, Rev., 5.00%, 10/1/2023	40,000	40,048
Series H, Rev., 5.00%, 10/1/2023	10,000	10,012
Series 2017G, Rev., 5.00%, 10/1/2024	65,000	66,192
Series 2018A, Rev., 5.00%, 10/1/2024	50,000	50,917
Series C, Rev., 5.00%, 10/1/2024	15,000	15,016
Series H, Rev., 5.00%, 10/1/2025	10,000	10,009
New York State Dormitory Authority, State Personal Income Tax Series 2015B, Rev., 5.00%, 2/15/2024 (b)	20,000	20,151
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	35,112
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	60,000	60,454
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	40,289
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,451
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,675
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2012E, Rev., 5.00%, 5/15/2024	15,000	15,019
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.12%, 9/8/2023 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	75,000	75,418
Series K, Rev., 5.00%, 1/1/2024	50,000	50,279
Series L, Rev., 5.00%, 1/1/2024	40,000	40,223
Series J, Rev., 5.00%, 1/1/2026	200,000	200,920
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2013A, Rev., 5.00%, 11/10/2023	125,000	125,354
New York State Urban Development Corp., Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025	30,000	30,784
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,451
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	340,000	341,077
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	11,160,000	11,202,966
Onondaga County Industrial Development Agency, Series 2022, Rev., 4.00%, 12/1/2023 (c)	1,415,000	1,414,267
Onondaga County Water Authority Series 2015A, Rev., 2.25%, 9/15/2023	40,000	39,982
Oriskany Central School District GO, BAN, 4.50%, 7/5/2024	4,870,000	4,891,283
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	7,500,000	7,538,820
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	5,765,000	5,799,849
Port Authority of New York and New Jersey Series 185, Rev., AMT, 5.00%, 9/1/2023	95,000	95,000
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 5/1/2025	45,000	46,211
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,124
Series 179, Rev., 5.00%, 12/1/2025	175,000	175,639
Series 175, Rev., 4.00%, 12/1/2026	105,000	105,036
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	40,072
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	45,000	45,830
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,855,000	2,868,138
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	11,220,000	11,295,732
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	10,100,000	10,158,486
South Country Central School District at Brookhaven GO, 5.00%, 10/15/2023	35,000	35,059
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	8,752,842	8,790,078
Three Village Central School District Brookhaven & Smithtown GO, 5.00%, 5/15/2025	30,000	30,812
Town of Brookhaven Series 2016, GO, 4.00%, 3/15/2028	60,000	60,348
Town of Lancaster GO, BAN, 4.50%, 7/19/2024	6,469,500	6,504,803
Town of Monroe GO, BAN, 4.50%, 8/2/2024	2,700,000	2,715,858
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	3,658,000	3,686,316
Town of Oyster Bay Series 2023, GO, 5.00%, 3/8/2024	20,000	20,175
Town of Oyster Bay, Public Improvement GO, 4.00%, 11/1/2023	200,000	200,213
Town of Riverhead GO, BAN, 4.50%, 8/15/2024	2,850,000	2,869,857
Town of Southampton Series 2021, GO, 5.00%, 9/1/2023	150,000	150,000
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,940,000	2,961,468
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	4,200,000	4,220,420
Triborough Bridge and Tunnel Authority
Series 2008B-1, Rev., 5.00%, 11/15/2023 (b)	25,000	25,081
Series 2022A, Rev., BAN, 5.00%, 8/15/2024	55,000	55,829
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., 5.00%, 11/15/2023	85,000	85,094
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2016A, Rev., 5.00%, 11/15/2023	20,000	20,062
Triborough Bridge and Tunnel Authority,Payroll Mobility Tax Series 2022B, Rev., BAN, 5.00%, 12/16/2024	90,000	91,933
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,519,528	1,527,553
Utility Debt Securitization Authority Series 2016A, Rev., 5.00%, 12/15/2025	25,000	25,096
Vestal Central School District GO, BAN, 4.00%, 9/29/2023	639,740	639,766
Victor Central School District Series B, GO, BAN, 3.75%, 9/15/2023	2,267,382	2,267,238
Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	24,960
Village of Lancaster Series 2023, GO, BAN, 4.50%, 5/24/2024	1,400,000	1,408,748
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,550,000	1,562,905
Warwick Valley Central School District GO, BAN, 4.75%, 6/28/2024	5,017,154	5,056,599
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,900,000	2,912,618
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (e)	1,885,000	1,795,520
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	2,245,000	2,263,627
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	6,464,000	6,495,563
Total New York		461,341,038
North Carolina — 0.3%
Charlotte-Mecklenburg Hospital Authority (The) Series 2016A, Rev., 5.00%, 1/15/2024	250,000	251,294
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	1,430,000	1,451,544
City of Charlotte, Airport Special Facilities Series A, Rev., 5.00%, 7/1/2024	35,000	35,432
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	60,723
City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	30,115
City of Durham GO, 5.00%, 9/1/2023	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2024	50,000	50,334
County of Forsyth GO, 5.00%, 12/1/2023	50,000	50,199
County of Iredell Series 2021, GO, 5.00%, 12/1/2023	100,000	100,404
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2023 (b)	225,000	225,253
County of Wake, Hospital System Rev., NATL - RE, 5.13%, 10/1/2026 (b)	100,000	102,119
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	20,701
North Carolina Housing Finance Agency, Homeownership Series 44, Rev., 1.50%, 7/1/2024	230,000	225,560
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	325,000	336,615
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,166
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2023	240,000	240,256
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	25,000	25,116
North Carolina State University at Raleigh Series 2013A, Rev., 5.00%, 10/1/2023 (b)	20,000	20,023
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2024	1,150,000	1,155,033
Series NTS2020, Rev., BAN, 5.00%, 2/1/2024 (b)	600,000	603,286
Orange County Public Facilities Co., Limited Obligation Rev., 5.00%, 10/1/2023	40,000	40,047
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2025	940,000	957,085
State of North Carolina
Rev., 5.00%, 3/1/2024	40,000	40,286
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	446,992
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,582
University of North Carolina at Greensboro Series 2014, Rev., 4.00%, 4/1/2039	200,000	200,432
Total North Carolina		6,848,597
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Dakota — 0.1%
City of Grand Forks, Altru Health System Rev., 5.00%, 12/1/2024	120,000	120,373
County of Grand Forks Series 2022, GO, 4.00%, 10/1/2023	1,075,000	1,075,367
County of Stutsman Series 2014A, GO, 4.00%, 10/1/2023	25,000	25,006
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,350
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	115,228
North Dakota Public Finance Authority, Capital Financing Program Series 2019A, Rev., 1.75%, 11/1/2023	430,000	428,285
North Dakota Public Finance Authority, State Revolving Fund Program Series 2012A, Rev., 5.00%, 10/1/2023	35,000	35,042
University of North Dakota COP, AGM, 5.00%, 6/1/2024	580,000	586,224
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	40,227
Total North Dakota		2,451,102
Ohio — 6.4%
Akron Bath Copley Joint Township Hospital District Series 2022A, Rev., 5.00%, 11/15/2024	75,000	76,199
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	355,000	371,713
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	499,924
American Municipal Power, Inc.
Series 2017A, Rev., 5.00%, 2/15/2024	1,120,000	1,126,256
Series 2020A, Rev., 5.00%, 2/15/2024	220,000	221,229
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,970,000	1,979,845
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2019B, Rev., 5.00%, 2/15/2024	1,200,000	1,206,703
Series 2015A, Rev., 5.00%, 2/15/2026	5,290,000	5,319,317
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	690,012
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,019,168
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	45,170
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,325,234
City of Akron Income Tax, Various Purpose Series 2014, Rev., 5.00%, 12/1/2023	1,155,000	1,158,659
City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	20,063
City of Akron, Various Purpose GO, 4.00%, 12/1/2023	200,000	200,061
City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	24,948
City of Blue Ash GO, BAN, 4.25%, 3/28/2024	5,400,000	5,406,710
City of Cincinnati Series 2019, GO, 5.00%, 12/1/2023	30,000	30,117
City of Cincinnati, Unlimited Tax
Series 2015A, GO, 5.00%, 12/1/2023 (b)	15,000	15,057
Series 2015A, GO, 5.00%, 12/1/2023	20,000	20,078
City of Cleveland Series 2017A-3, Rev., 4.00%, 10/1/2023	55,000	55,023
City of Cleveland Income Tax, Subordinate Lien Series A-2, Rev., AGM-CR, 5.00%, 10/1/2023 (b)	400,000	400,479
City of Columbus,Variour Purpose Unlimited Tax Series 2014A, GO, 4.00%, 2/15/2028	145,000	145,350
City of Delaware GO, BAN, 4.38%, 1/18/2024	2,675,000	2,679,088
City of Sandusky, Variour Purpose Limited Tax GO, BAN, 4.50%, 9/6/2024 (f)	12,270,000	12,344,372
City of Springfield GO, BAN, 4.25%, 4/3/2024	4,480,000	4,485,153
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,740,000	2,760,368
City of Westerville, Special Obligation Rev., 5.00%, 12/1/2023	25,000	25,097
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,141
County of Allen
Series 2020A, Rev., 5.00%, 12/1/2023	1,295,000	1,299,102
Series 2017A, Rev., 5.00%, 8/1/2025	95,000	97,504
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	720,000	728,851
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
County of Cuyahoga Series 2020D, Rev., 4.00%, 12/1/2023	800,000	801,041
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,860,984
County of Franklin Series 2016C, Rev., 5.00%, 11/1/2024	45,000	45,762
County of Greene, Sewer System Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	50,189
County of Hamilton, Cincinnati Children's Hospital Medical Center Obligated Group Series 2014S, Rev., 5.00%, 5/15/2026	1,040,000	1,048,378
County of Hamilton, Hospital Facility Cincinnati Children Hospital Series 2014S, Rev., 5.00%, 5/15/2027	2,000,000	2,016,794
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	25,095
County of Hamilton, Sales tax Series 2016A, Rev., 5.00%, 12/1/2026	620,000	654,337
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2023	25,000	25,088
Series 2016A, Rev., 5.00%, 12/1/2024	35,000	35,658
County of Hamilton, Sewer System
Series 2013A, Rev., 5.00%, 12/1/2023 (b)	275,000	276,103
Series 2014A, Rev., 5.00%, 12/1/2023	175,000	175,664
Series 2014A, Rev., 5.00%, 12/1/2027	370,000	377,227
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	140,533
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	19,976
Cuyahoga Metropolitan Housing Authority Rev., FHA, 4.75%, 12/1/2025 (c)	4,350,000	4,391,784
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project Rev., FHA, 4.00%, 6/1/2025 (c)	7,200,000	7,165,117
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	40,325
Dublin City School District, School Facilities Construction and Improvement Series 2019C, GO, 4.00%, 12/1/2024	20,000	20,172
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2023 (b)	50,000	50,182
Rev., 5.00%, 12/1/2024 (b)	75,000	76,456
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Lakewood City School District Series 2014B, GO, 5.00%, 11/1/2023	115,000	115,293
Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	49,952
Licking Heights Local School District Series 2022, GO, 5.00%, 10/1/2023	50,000	50,057
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (b)	970,000	944,566
Miami Valley Career Technology Center Series 2018, GO, 4.00%, 12/1/2023	200,000	200,308
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	404,497
Northwest Local School District, School Improvement, Unlimited Tax GO, 5.00%, 12/1/2023 (b)	45,000	45,175
Oak Hills Local School District, School Improvement GO, 5.00%, 12/1/2023	20,000	20,071
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 4.29%, 9/7/2023 (d)	5,500,000	5,389,845
Rev., 5.00%, 12/1/2023 (b)	45,000	45,159
Rev., 5.00%, 12/1/2023	100,000	100,365
Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	985,106
Ohio Housing Finance Agency, RAD Post Oak LLC Series 2022, Rev., 3.35%, 7/1/2024 (c)	4,740,000	4,683,485
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., 5.00%, 8/1/2025 (c)	3,916,000	3,973,697
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	40,141
Series 2020A, Rev., 5.00%, 12/1/2023	30,000	30,100
Ohio Water Development Authority Drinking Water Assistance Fund Series 2016, Rev., 5.00%, 12/1/2023	125,000	125,501
Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	40,153
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,102
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Rocky River City School District Series 2014, GO, 4.00%, 12/1/2023 (b)	140,000	140,233
State of Ohio
Series 2018D, Rev., 5.00%, 9/15/2023 (c)	13,775,000	13,779,138
Series 2017B, Rev., 5.00%, 10/1/2023	650,000	650,745
Series 2020A, Rev., 5.00%, 10/1/2023	30,000	30,034
Series 2016A, GO, 5.00%, 12/15/2023	35,000	35,157
Series 2019A, Rev., 5.00%, 4/1/2024	20,000	20,187
Series 2018A, Rev., 5.00%, 6/1/2024	25,000	25,301
Series A, Rev., 5.00%, 6/1/2024	25,000	25,301
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	51,163
Series 2017B, GO, 5.00%, 9/15/2025	450,000	465,660
State of Ohio Department of Administrative Services Series 2016, COP, 5.00%, 9/1/2023	145,000	145,000
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	35,616
State of Ohio, Capital Facilities Lease Appropriation
Series 2017A, Rev., 5.00%, 12/1/2023	25,000	25,096
Series 2017A, Rev., 5.00%, 12/1/2024	55,000	56,121
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 5.00%, 10/1/2023	50,000	50,057
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2015A, Rev., 5.00%, 2/1/2024	55,000	55,364
State of Ohio, Cleveland Clinic Health System
Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.65%, 9/1/2023 (c)	10,000,000	10,000,000
Series 2019D-2, Rev., VRDO, 4.05%, 9/12/2023 (c)	20,890,000	20,890,000
State of Ohio, Higher Education Series 2014A, GO, 4.00%, 5/1/2024	80,000	80,342
State of Ohio, Highway Improvement Series T, GO, 5.00%, 11/1/2023	95,000	95,242
State of Ohio, Infrastructure Improvement
Series 2012C, GO, 5.00%, 9/1/2023	125,000	125,000
Series 2015A, GO, 5.00%, 9/1/2023	25,000	25,000
Series 2015B, GO, 5.00%, 9/1/2023	25,000	25,000
Series 2016A, GO, 5.00%, 9/1/2023	20,000	20,000
Series 2017B, GO, 5.00%, 9/1/2025	30,000	31,021
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Juvenile Correctional Building Fund Projects Series 2019B, Rev., 5.00%, 10/1/2023	35,000	35,040
State of Ohio, Major New Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	25,112
Series 2018-1, Rev., 5.00%, 12/15/2023	120,000	120,538
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	25,112
Series 2018-1, Rev., 5.00%, 12/15/2024	30,000	30,632
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 4.44%, 9/1/2023 (c)	15,500,000	15,500,000
Series 2014B, Rev., VRDO, 4.44%, 9/12/2023 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	299,585
State of Ohio,University Hospital Health System Series 2016A, Rev., 5.00%, 1/15/2027	40,000	40,993
Tender Option Bond Trust Receipts/ Certificates Series 2018-XF2659, Rev., VRDO, LIQ : Citibank NA, 4.13%, 9/12/2023 (c) (e)	4,000,000	4,000,000
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	20,000	20,078
University of Cincinnati Series D, Rev., 5.00%, 6/1/2024	40,000	40,429
Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	30,118
Wright State University Series 2021A, Rev., 4.00%, 5/1/2024	550,000	549,929
Total Ohio		165,966,773
Oklahoma — 0.8%
Canadian County Independent School District No. 69 Mustang Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,607,258
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 5.00%, 9/1/2023	10,000	10,000
Grand River Dam Authority
Series 2016A, Rev., 4.00%, 6/1/2024	50,000	50,201
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Series 2014A, Rev., 5.00%, 6/1/2028	115,000	116,158
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2024	100,000	101,421
Rev., 5.00%, 10/1/2025	30,000	30,808
Oklahoma County Finance Authority, Western Heights Public Schools Project Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,000
Oklahoma Development Finance Authority, Health System, Integris Obligated Group
Series 2020C, Rev., VRDO, 4.60%, 9/12/2023 (c)	15,610,000	15,610,000
Series 2015A, Rev., 5.00%, 8/15/2024	30,000	30,246
Oklahoma Development Finance Authority, State System Higher Education Master Real Property Series 2014A, Rev., 5.00%, 6/1/2024	50,000	50,537
Oklahoma Turnpike Authority, Second Senior Series 2020A, Rev., 5.00%, 1/1/2025	125,000	127,646
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,036
Total Oklahoma		19,779,311
Oregon — 0.1%
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,052
City of Portland, Water System, Second Lien Series 2013A, Rev., 5.00%, 10/1/2023	20,000	20,014
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	262,344
Medford Hospital Facilities Authority, Rogue Valley Manor Series 2013A, Rev., 5.00%, 10/1/2023	1,000,000	1,001,125
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	20,566
Oregon State Facilities Authority, Providence Health & Services
Series 2013A, Rev., 5.00%, 10/1/2023	200,000	200,203
Series 2013A, Rev., 5.00%, 10/1/2024	110,000	110,113
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024	325,000	321,851
Series A, Rev., 3.00%, 1/1/2024	200,000	199,341
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Series 2020A, Rev., 0.90%, 7/1/2024	435,000	424,513
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2023	110,000	110,118
Series 2017A, Rev., 5.00%, 10/1/2025	50,000	51,569
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2023	20,000	20,024
Total Oregon		2,881,833
Pennsylvania — 6.7%
Allegheny County Hospital Development Authority
Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2024	50,000	50,917
Series 2019A, Rev., 5.00%, 7/15/2024	255,000	257,761
Allegheny County Hospital Development Authority, UPMC Series 2021B, Rev., 5.00%, 10/15/2023	330,000	330,442
Allegheny County Sanitary Authority Rev., 5.00%, 12/1/2026	65,000	65,236
Allegheny County Sanitary Authority, Sewer Series 2015, Rev., 5.00%, 12/1/2024	955,000	974,939
Ambridge Borough Water Authority Series 2019, Rev., 4.00%, 11/15/2024	25,000	25,107
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	36,079
Borough of Hanover Series 2020B, GO, 4.00%, 10/1/2024	25,000	25,171
Borough of Lansdale Series 2020, GO, 4.00%, 10/1/2023	25,000	25,009
Boyertown Area School District Series 2019, GO, 4.00%, 9/1/2023	20,000	20,000
Canon McMillan School District Series 2014C, GO, AGM, 5.00%, 12/15/2023 (b)	1,500,000	1,506,594
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	24,845
Centennial School District Bucks County
Series 2017C, GO, 5.00%, 12/15/2023	55,000	55,246
Series 2017A, GO, 5.00%, 12/15/2024	25,000	25,473
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,940
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,180
Cheltenham Township School District
GO, 4.00%, 9/15/2023	25,000	25,004
Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,148
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
City of Philadelphia
Series 2019B, GO, 5.00%, 2/1/2024	150,000	150,852
Series 2017A, GO, 5.00%, 8/1/2024	100,000	101,274
Series 2021A, GO, 5.00%, 5/1/2028	40,000	43,044
City of Philadelphia, Airport System
Series 2017A, Rev., 5.00%, 7/1/2024	300,000	303,341
Series 2020A, Rev., 5.00%, 7/1/2024	125,000	126,392
City of Philadelphia, Water and Wastewater Series 2017B, Rev., 5.00%, 11/1/2023	455,000	456,074
City of Philadelphia, Water and Wastewater System Rev., 5.00%, 10/1/2023	575,000	575,626
Commonwealth Financing Authority
Series B-1, Rev., 5.00%, 6/1/2024	45,000	45,480
Series 2019B, Rev., 5.00%, 6/1/2027	20,000	21,192
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	40,000	40,915
Rev., 5.00%, 6/1/2027	25,000	26,230
Rev., 5.00%, 6/1/2028	125,000	133,007
Commonwealth of Pennsylvania
Series 2013, GO, 5.00%, 10/15/2023	110,000	110,196
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	40,511
GO, 5.00%, 7/1/2024	25,000	25,337
Series 2016, GO, 5.00%, 9/15/2024	635,000	645,768
GO, 5.00%, 9/15/2026	20,000	21,109
Series 2018A, COP, 5.00%, 7/1/2028	400,000	430,614
Series 2013, GO, 4.00%, 10/15/2028	40,000	40,024
Council Rock School District
GO, 4.00%, 11/15/2023	120,000	120,140
Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,470
County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	25,074
County of Allegheny
Series C-69, GO, 5.00%, 12/1/2023	50,000	50,058
Series C-75, GO, 5.00%, 11/1/2027	20,000	21,009
County of Dauphin
Series 2016C, GO, 4.00%, 10/1/2023	25,000	25,011
GO, 4.00%, 11/15/2023	35,000	35,041
County of Montgomery
Series 2019C, GO, 5.00%, 9/1/2023	50,000	50,000
Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,029
County of York Series 2016A, GO, 3.00%, 12/1/2023	30,000	29,947
Cumberland County Municipal Authority Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,620,000	1,653,231
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Daniel Boone Area School District
Series 2017, GO, 5.00%, 4/1/2024	40,000	40,331
Series 2017, GO, 5.00%, 4/1/2024 (b)	20,000	20,189
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2024	55,000	55,770
Delaware County Industrial Development Authority, United Parcel Service Project Rev., VRDO, 4.10%, 9/1/2023 (c)	40,000,000	40,000,000
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	55,000	55,287
Delaware Valley Regional Finance Authority, Local Government
Series 2020D, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (c)	19,500,000	19,500,000
Series 2020B, Rev., 5.00%, 11/1/2024	100,000	101,761
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	158,713
East Penn School District GO, 4.00%, 11/15/2023	45,000	45,042
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	20,000	20,216
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	19,878
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	9,939
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	35,000	35,363
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	145,000	150,832
Gettysburg Area School District GO, 5.00%, 1/15/2024	20,000	20,106
Halifax Area School District Series 2020, GO, 5.00%, 9/1/2023	125,000	125,000
Hamburg Area School District Series 2020A, GO, 4.00%, 4/1/2024	60,000	60,214
Methacton School District GO, 4.00%, 9/15/2025	75,000	75,943
Monroeville Finance Authority, University of Pittsburg Medical Center Rev., 5.00%, 2/15/2026	55,000	56,888
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2023	50,000	50,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project Rev., 4.00%, 12/1/2023	125,000	124,885
North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	50,000	50,175
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,749
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 4.62%, 9/7/2023 (d)	1,225,000	1,225,106
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	30,000	30,073
Oxford Area School District Series 2019A, GO, 4.00%, 9/1/2023	90,000	90,000
Parkland School District Series 2020A, GO, 4.00%, 1/15/2024	20,000	20,040
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 3/15/2026	50,000	51,787
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp. Project Rev., 0.40%, 10/1/2023	800,000	797,252
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017C, Subseries C1, Rev., (SIFMA Municipal Swap Index Yield + 0.37%), 4.43%, 9/7/2023 (d)	1,500,000	1,499,283
Series 2017A, Rev., 5.00%, 11/15/2023	1,730,000	1,734,100
Series 2014A, Rev., 5.00%, 2/1/2025	50,000	50,585
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	26,185
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group Series 2016, Rev., 5.00%, 3/15/2024	175,000	176,166
Pennsylvania Higher Educational Facilities Authority Series AW, Rev., 5.00%, 6/15/2024	200,000	202,214
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Rev., 5.00%, 12/1/2023	25,000	25,088
Rev., 5.00%, 12/1/2024	70,000	71,316
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series A, Rev., 5.00%, 10/1/2023	25,000	25,029
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,359
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	256,339
Pennsylvania Turnpike Commission
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.66%, 9/7/2023 (d)	25,000	25,006
Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	33,000,000	33,000,000
Series 2021C, Rev., 4.00%, 12/1/2023	275,000	275,325
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	35,124
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	970,000	973,423
Series 2019, Rev., 5.00%, 12/1/2023	725,000	727,558
Series A-1, Rev., 5.00%, 12/1/2023	25,000	25,088
Series A-1, Rev., 5.00%, 12/1/2025	750,000	770,568
Series B-2, Rev., 5.00%, 6/1/2026	100,000	104,255
Series 2016A-1, Rev., 5.00%, 12/1/2027	70,000	73,551
Series 2016A-3, Rev., 5.00%, 12/1/2027	30,000	31,482
Series 2017, Rev., 5.00%, 12/1/2028	100,000	107,203
Series 2021A, Rev., 5.00%, 12/1/2028	20,000	21,956
Series 2014, Rev., 5.00%, 12/1/2031	3,680,000	3,735,750
Series 2014A, Rev., 5.00%, 12/1/2038	2,685,000	2,724,407
Series 2014C, Rev., 5.00%, 12/1/2039	6,660,000	6,753,458
Pennsylvania Turnpike Commission, Senior Lien Series 2012A, Rev., 5.00%, 12/1/2023	175,000	175,184
Perkiomen Valley School District GO, 5.00%, 3/1/2024	25,000	25,188
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	20,736
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	25,000,000	25,000,000
Series 2019, Rev., 5.00%, 10/1/2023	3,265,000	3,268,239
Series 2016, Rev., 5.00%, 4/1/2028	320,000	327,359
Philadelphia Gas Works Co. Series 13, Rev., 5.00%, 8/1/2024	750,000	759,823
Pittsburgh School District GO, AGM, 5.00%, 9/1/2023	25,000	25,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pittsburgh Water & Sewer Authority, First Lien Series B, Rev., 5.25%, 9/1/2023 (b)	200,000	200,000
Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	75,021
Salisbury Township School District Series 2021A, GO, 4.00%, 10/15/2023	590,000	590,207
School District of Philadelphia (The)
Series 2018A, GO, 5.00%, 9/1/2023	600,000	600,000
Series 2019A, GO, 5.00%, 9/1/2023	1,945,000	1,945,000
Series 2020, GO, 5.00%, 9/1/2023	2,200,000	2,200,000
Series 2021A, GO, 5.00%, 9/1/2023	590,000	590,000
Series F, GO, 5.00%, 9/1/2023	500,000	500,000
Series F, GO, 5.00%, 9/1/2024	5,545,000	5,617,023
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	46,073
Series 2020, Rev., 5.00%, 6/1/2026	130,000	135,427
Series 2020, Rev., 5.00%, 6/1/2028	30,000	32,370
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Rev., 5.00%, 6/1/2024	20,000	20,204
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	35,000
Sports and Exhibition Authority of Pittsburgh and Allegheny County Series 2020, Rev., AGM, 4.00%, 2/1/2024	75,000	75,112
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,396
State Public School Building Authority, Westmoreland County Community College Series 2016A, Rev., AGM, 5.00%, 10/15/2023	35,000	35,061
Township of Hampden Series 2020, GO, 4.00%, 5/15/2024	25,000	25,069
Township of Hempfield GO, 5.00%, 10/15/2023	35,000	35,059
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	30,090
Township of Palmer Series 2020A, GO, 5.00%, 11/15/2023	30,000	30,089
Upper Dublin School District Series 2017, GO, 5.00%, 11/15/2024	25,000	25,464
West Jefferson Hills School District
GO, 3.00%, 8/1/2024	25,000	24,855
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2017A, GO, 5.00%, 8/1/2024	25,000	25,350
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	2,995,000	3,052,652
Total Pennsylvania		171,116,495
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2016A, Rev., 5.00%, 6/15/2024	75,000	75,830
Series 2016B, Rev., 5.00%, 6/15/2028	60,000	62,268
Rhode Island Commerce Corp., Grant Rhode Island Department Of Transportation Series 2016B, Rev., 5.00%, 6/15/2027	70,000	72,778
Rhode Island Health and Educational Building Corp.
Series 2013A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,000
Series 2016A, Rev., 5.00%, 5/15/2024	125,000	126,390
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Rev., 5.00%, 9/1/2023	25,000	25,000
Rhode Island Health and Educational Building Corp., Providence College Series 2012B, Rev., 5.00%, 11/1/2023	125,000	125,131
State of Rhode Island Series 2013E, COP, 4.00%, 10/1/2023	1,465,000	1,465,554
State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	45,049
Total Rhode Island		2,018,000
South Carolina — 0.9%
Beaufort County School District Series 2015B, GO, SCSDE, 5.00%, 3/1/2024	30,000	30,239
Berkeley County School District, Securing Assets for Education Series 2015A, Rev., 5.00%, 12/1/2025	95,000	95,272
Charleston Educational Excellence Finance Corp. Series 2013B, Rev., 5.00%, 12/1/2023	815,000	818,269
Dorchester County School District No. 2 Series 2013B, Rev., 5.00%, 12/1/2027	1,075,000	1,077,810
Dorchester County School District No. 2, Growth Installment Purchase Series 2013B, Rev., 4.00%, 12/1/2024	6,320,000	6,323,419
Greenwood Fifty Schools Facilities, Inc. Series 2016, Rev., 5.00%, 12/1/2023	25,000	25,088
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
Lancaster Educational Assistance Program, Inc., School District Project Series 2013B, Rev., 5.00%, 12/1/2023	35,000	35,124
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (c)	4,395,000	4,384,726
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	110,000	110,457
Series 2017B, Rev., 5.00%, 1/1/2024	50,000	50,219
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	107,414
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,724,432
SCAGO Educational Facilities Corp. for Pickens School District Series 2015, Rev., 5.00%, 12/1/2023	50,000	50,158
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2024	25,000	25,122
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,012,301
South Carolina Jobs-Economic Development Authority, York Preparatory Academy Project Series 2014A, Rev., 7.25%, 11/1/2024 (b) (e)	5,250,000	5,456,238
South Carolina Public Service Authority
Series 2014C, Rev., 5.00%, 12/1/2024	50,000	50,758
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	483,912
South Carolina Public Service Authority, Santee Cooper
Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	40,226
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,195,219
South Carolina Transportation Infrastructure Bank Series 2015A, Rev., 5.00%, 10/1/2024	125,000	127,027
University of South Carolina, Higher Education Facilities Rev., 5.00%, 5/1/2025	70,000	72,021
Total South Carolina		23,295,451
South Dakota — 0.0% ^
County of Pennington, Limited Tax Series 2017A, COP, 3.00%, 12/1/2023	100,000	99,841
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2015, Rev., 5.00%, 4/1/2024	20,000	20,172
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota State Building Authority
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	30,116
Series D, Rev., 5.00%, 9/1/2024	25,000	25,374
Total South Dakota		175,503
Tennessee — 0.2%
City of Bristol Electric System Series 2013, Rev., 4.00%, 9/1/2023 (b)	1,325,000	1,325,000
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	138,855
City of Knoxville, Wastewater System Series 2020A, Rev., 5.00%, 4/1/2024	35,000	35,322
County of Maury GO, 5.00%, 4/1/2024	30,000	30,286
County of Wilson GO, 4.00%, 4/1/2025	750,000	750,205
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	770,482
Knox County Health Educational and Housing Facility Board, Covenant Health
Series 2012A, Rev., 5.00%, 1/1/2024	85,000	85,071
Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,222
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2023	130,000	129,935
Series 2021B, Rev., 4.00%, 10/1/2024	170,000	168,286
State of Tennessee Series A, GO, 5.00%, 8/1/2025 (b)	610,000	629,492
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	355,299
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	511,468
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series B, Rev., 5.00%, 11/1/2023	50,000	50,126
Series B, Rev., 5.00%, 11/1/2024	20,000	20,384
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,942
Town of Smyrna GO, 5.00%, 4/1/2024	30,000	30,284
Total Tennessee		5,081,659
Texas — 7.4%
Arlington Higher Education Finance Corp. Series 2014A, Rev., PSF-GTD, 5.00%, 8/15/2024 (b)	1,000,000	1,013,291
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Austin Independent School District Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,925,682
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	40,941
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2025	55,000	56,223
Brazosport Water Authority Series 2015C, Rev., 5.00%, 9/1/2024	40,000	40,574
Cameron County Housing Finance Corp.Sunland Country Apartments Series 2021, Rev., 3.95%, 2/1/2024	3,500,000	3,496,955
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	55,000	55,492
City of Abilene GO, 5.00%, 2/15/2024	25,000	25,174
City of Austin
GO, 5.00%, 9/1/2023	25,000	25,000
Series 2022, Rev., 5.00%, 11/15/2023	60,000	60,192
Series 2019B, Rev., 5.00%, 11/15/2024	100,000	101,952
City of Austin Airport System Series 2017A, Rev., 5.00%, 11/15/2027	205,000	215,419
City of Austin, Public Improvement GO, 5.00%, 9/1/2023	70,000	70,000
City of Austin, Water and Wastewater System
Series 2013A, Rev., 5.00%, 11/15/2023	5,000	5,006
Series 2013A, Rev., 5.00%, 11/15/2024	15,000	15,018
City of Brownsville
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,299,203
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,189
City of Brownsville, Utilities System Series 2013A, Rev., 5.00%, 9/1/2024	275,000	275,266
City of Buda GO, 5.00%, 8/15/2024	20,000	20,285
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2025	40,000	40,963
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	110,000	112,108
Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,845
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,241
City of Dallas
Series 2013, Rev., 5.00%, 10/1/2023	275,000	275,299
GO, 5.00%, 2/15/2024	55,000	55,404
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,030
City of Dallas, Waterworks and Sewer System Series 2012A, Rev., 5.00%, 10/1/2023	120,000	120,131
City of Deer Park GO, 3.00%, 3/15/2024	25,000	24,929
City of Denton Series 2022, GO, 5.00%, 2/15/2024	1,200,000	1,208,823
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2027	50,000	52,079
City of Denton, Utility System Rev., 5.00%, 12/1/2023	525,000	526,916
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,324
City of Friendswood, Waterworks & Sewer System Revenue Series 2018, Rev., 5.00%, 3/1/2024	25,000	25,180
City of Frisco, Collin and Denton Counties GO, 5.00%, 2/15/2025	35,000	35,853
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2025	415,000	423,863
City of Georgetown Series 2018, GO, 5.00%, 8/15/2024	40,000	40,581
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,449
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	40,912
City of Houston
Series 2016A, GO, 5.00%, 3/1/2024	35,000	35,272
Series 2021A, GO, 5.00%, 3/1/2026	20,000	20,721
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	47,122
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	36,650
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	53,282
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	37,951
City of Houston, Combined Utility System, First Lien
Series 2013B, Rev., 4.00%, 11/15/2023	25,000	25,028
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	25,075
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	81,194
City of Houston, Convention and Entertainment Facilities Series 2015, Rev., 5.00%, 9/1/2023	1,005,000	1,005,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Houston, Water and Sewer System Series 1998A, Rev., AGM, Zero Coupon, 12/1/2023 (b)	80,000	79,304
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,237
City of Lakeway GO, 4.00%, 2/1/2024	45,000	45,085
City of Laredo
GO, 5.00%, 2/15/2024	50,000	50,053
GO, 5.00%, 2/15/2024	25,000	25,167
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	40,884
City of Lubbock GO, 5.00%, 2/15/2027	20,000	20,468
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2024	425,000	428,650
Series 2018, Rev., 5.00%, 4/15/2024	500,000	504,294
Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,450
City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	24,794
City of McKinney GO, 5.00%, 8/15/2025	25,000	25,783
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	71,710
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	40,977
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	24,774
City of Missouri City GO, 5.00%, 6/15/2024	30,000	30,339
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,241
City of Mont Belvieu, Certificates of Obligation Series 2017A, GO, 5.00%, 8/15/2024	25,000	25,356
City of New Braunfels Series 2016, Rev., 5.00%, 7/1/2024	150,000	151,976
City of New Braunfels, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2025	40,000	40,831
City of Odessa Series 2015, GO, 5.00%, 3/1/2024	250,000	251,847
City of Pasadena Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,069
City of Pearland, Permanent Improvement
GO, 5.00%, 3/1/2024	40,000	40,321
Series 2016B, GO, 5.00%, 3/1/2024	25,000	25,200
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Plano
GO, 5.00%, 9/1/2023	30,000	30,000
Series 2022, GO, 4.00%, 9/1/2024	1,370,000	1,378,583
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,227
City of Round Rock Series 2017, GO, 5.00%, 8/15/2024	30,000	30,469
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,610
City of San Antonio, Drainage Utility System
Rev., 5.00%, 2/1/2024	100,000	100,115
Rev., 5.00%, 2/1/2027	50,000	50,057
City of San Antonio, Electric and Gas Systems Rev., 5.25%, 2/1/2024	155,000	156,097
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	35,000	35,469
City of Sherman, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	25,000	25,326
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2024	20,000	20,131
GO, 5.00%, 2/1/2025	30,000	30,694
City of Waxahachie Series 2016A, GO, 5.00%, 8/1/2024	60,000	60,754
City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	25,093
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,253
City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	20,125
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	197,885
Comal Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/1/2024	100,000	100,628
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	56,218
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,161
Conroe Independent School District Series 2014, GO, PSF-GTD, 5.00%, 2/15/2026	20,000	20,127
County of Bexar Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,291
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Bexar, Combination Tax, Certficates of Obligation Series 2014, GO, 5.00%, 6/15/2024 (b)	65,000	65,874
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	45,578
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,313
County of El Paso Series 2015, GO, 5.00%, 2/15/2024	20,000	20,116
County of Fort Bend Series 2014, GO, 4.50%, 3/1/2024	35,000	35,024
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	30,648
County of Harris
Series 2022A, GO, 5.00%, 10/1/2023	1,500,000	1,501,687
Series 2022A, GO, 5.00%, 10/1/2024	2,240,000	2,278,687
County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	25,028
County of Harris, Unlimited Tax Series 2022A, GO, 5.00%, 10/1/2024	220,000	223,800
County of Hays, Limited Tax GO, 5.00%, 2/15/2025	35,000	35,788
County of Nueces, Combination Tax, Certificates of Obligation
GO, 4.00%, 2/15/2025 (b)	15,000	15,106
GO, 4.00%, 2/15/2025	10,000	10,076
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,671
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	35,732
County of Williamson Series 2014, GO, 5.00%, 2/15/2024 (b)	3,640,000	3,665,145
Cypress-Fairbanks Independent School District Series 2014C, GO, PSF-GTD, 5.00%, 2/15/2027	30,000	30,198
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	105,000	107,000
Series 2014A, Rev., 5.00%, 12/1/2024	210,000	214,000
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,285
Dallas County Utility and Reclamation District Series 2016, GO, 5.00%, 2/15/2028	210,000	223,922
Dallas Fort Worth International Airport
Series 2013F, Rev., 5.00%, 11/1/2023	870,000	872,053
Series 2014C, Rev., 5.00%, 11/1/2023	600,000	601,227
Series 2013F, Rev., 5.13%, 11/1/2023	540,000	541,378
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2021B, Rev., 5.00%, 11/1/2024	50,000	50,773
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,973
Series 2023B, Rev., 5.00%, 11/1/2026 (f)	1,600,000	1,680,625
Series 2023B, Rev., 5.00%, 11/1/2027 (f)	1,500,000	1,604,265
Series 2023B, Rev., 5.00%, 11/1/2028 (f)	1,000,000	1,086,075
Dallas Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,177
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,247
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,250,000	3,296,062
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	460,983
El Paso Housing Finance Corp., Columbia Housing Partners LP Rev., 4.50%, 3/1/2025 (c)	3,500,000	3,521,774
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,644
Frisco Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,574,486
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,640,033
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,487
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,219
Grand Parkway Transportation Corp. Series 2013B, Rev., 5.25%, 10/1/2023 (b)	550,000	550,635
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	102,295
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 4.63%, 9/7/2023 (d)	575,000	575,204
Series 2019A, Rev., 5.00%, 12/1/2023	130,000	130,427
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,440
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	391,769
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	160,000	162,210
Series 2014A, Rev., 5.00%, 12/1/2025	20,000	20,325
Series 2014A, Rev., 5.00%, 12/1/2027	25,000	25,433
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2019A, Rev., 5.00%, 10/1/2023	20,000	20,020
Harris County Flood Control District Series 2021A, GO, 5.00%, 10/1/2023	30,000	30,035
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	5,995,000	6,272,918
Hidalgo County Regional Mobility Authority Series 2013, Rev., 5.00%, 12/1/2023 (b)	50,000	50,194
Housing Options, Inc., Brooks Manor - The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	5,862,710
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (c)	300,000	299,387
Houston Independent School District Series 2014B, GO, PSF-GTD, 4.00%, 2/15/2027	25,000	25,066
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2025	155,000	158,711
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,838
Klein Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	65,997
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	51,156
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2024	8,500,000	8,628,969
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	973,048
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2016, Rev., 5.00%, 5/15/2024	100,000	101,084
Series 2019, Rev., 5.00%, 5/15/2024	25,000	25,271
Series 2022, Rev., 5.00%, 5/15/2024	285,000	288,091
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2022A, Rev., 5.00%, 5/15/2024	650,000	657,049
Rev., 5.00%, 5/15/2025	140,000	143,860
Rev., 5.00%, 5/15/2026	1,100,000	1,108,906
Series 2019A, Rev., 5.00%, 5/15/2026	150,000	155,944
Series 2019, Rev., 5.00%, 5/15/2028	40,000	42,857
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2016D, Rev., 5.00%, 11/1/2023	440,000	441,087
Series 2017B, Rev., 5.00%, 11/1/2023	25,000	25,062
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,139,838
Series 2018, Rev., 5.00%, 11/1/2026	550,000	577,876
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations
Rev., 5.00%, 11/1/2023	30,000	30,074
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	25,062
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center Rev., 4.00%, 8/15/2024 (e)	1,475,000	1,456,193
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,132,176
North Harris County Regional Water Authority Series 2016, Rev., 5.00%, 12/15/2023	135,000	135,582
North Texas Municipal Water District Water System
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	39,798
Rev., 5.00%, 9/1/2024	30,000	30,486
North Texas Tollway Authority
Series 2015B, Rev., 5.00%, 1/1/2024	100,000	100,512
Series A, Rev., 5.00%, 1/1/2024	130,000	130,640
Series 2020A, Rev., 5.00%, 1/1/2026	70,000	72,699
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2024	200,000	201,024
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	20,102
Series A, Rev., 5.00%, 1/1/2024	60,000	60,068
Series A, Rev., 5.00%, 1/1/2025	100,000	100,115
Series 2016A, Rev., 5.00%, 1/1/2026	110,000	110,478
Series A, Rev., 5.00%, 1/1/2026	55,000	55,050
Series 2016A, Rev., 5.00%, 1/1/2027	370,000	371,643
Series A, Rev., 5.00%, 1/1/2028	55,000	57,159
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2024	20,000	20,021
Series B, Rev., 5.00%, 1/1/2025	50,000	50,054
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series B, Rev., 5.00%, 1/1/2026	260,000	260,170
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	625,218
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G-124, Rev., VRDO, LOC : Royal Bank of Canada, 4.26%, 9/7/2023 (c) (e)	7,500,000	7,500,000
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	51,097
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,727
Robstown Independent School District Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	306,862
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,470
San Antonio Housing Trust Finance Corp. Series 2010, Rev., FHLMC COLL, LIQ : FHLMC, 3.50%, 10/1/2024 (b) (c)	2,020,000	1,966,705
San Antonio Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	100,000	101,573
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 9/19/2023	20,000	20,012
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	25,283
Series 2014A, Rev., 5.00%, 5/15/2025	45,000	45,148
San Elizario Independent School District Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	317,790
San Jacinto Community College District, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,727
Southwest Higher Education Authority, Inc. Series 2016A, Rev., 5.00%, 10/1/2023	80,000	80,084
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	20,000	20,314
State of Texas, Transport Commission GO, 5.00%, 4/1/2024 (b)	35,000	35,322
State of Texas, Transportation Commission Series A, GO, 5.00%, 10/1/2023	85,000	85,102
State of Texas, Transportation Commission Mobility Fund GO, 5.00%, 10/1/2024	20,000	20,180
State of Texas, Veterans
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (c)	16,570,000	16,570,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/12/2023 (c)	10,025,000	10,025,000
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center
Series 2014, Rev., 5.00%, 12/1/2023	300,000	301,023
Series 2014, Rev., 5.00%, 12/1/2026	90,000	90,214
Rev., 5.00%, 12/1/2028	345,000	345,910
Series 2014, Rev., 5.00%, 12/1/2033	165,000	165,340
Series 2013A, Rev., 5.25%, 12/1/2039	170,000	170,299
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2013, Rev., 5.00%, 10/1/2023 (b)	1,775,000	1,776,932
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2016A, Rev., 5.00%, 2/15/2024	145,000	145,906
Tender Option Bond Trust Receipts/ Certificates Series 2015-XF0228, Rev., VRDO, LIQ : TD Bank NA, 4.21%, 9/12/2023 (c) (e)	50,745,000	50,745,000
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	85,064
Texas Department of Housing & Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., 4.00%, 12/1/2023 (c)	1,150,000	1,150,054
Texas Department of Housing & Community Affairs, Socorro Village Series 2023, Rev., 4.75%, 8/1/2024 (c)	940,000	943,223
Texas Department of Housing & Community Affairs, Socorro Village 34 LLC Series 2022, Rev., 4.00%, 8/1/2024 (c)	3,175,000	3,164,302
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	25,000	25,592
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2025	60,000	61,496
Texas State University, Financing System Series 2019A, Rev., 5.00%, 3/15/2025	40,000	40,997
Texas Transportation Commission State Highway Fund, First Tier
Rev., 5.00%, 10/1/2023	110,000	110,132
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,161,397
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2025	100,000	103,214
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Water Development Board, Water Implementation Fund Series 2018A, Rev., 5.00%, 10/15/2024	50,000	50,846
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,873
Trinity River Authority, Denton Creek Wastewater Treatment System Rev., 5.00%, 2/1/2024	40,000	40,245
Trinity River Authority, Water Project
Rev., 5.00%, 2/1/2024	25,000	25,153
Rev., 5.00%, 2/1/2025	75,000	76,610
University of Houston Series 2017A, Rev., 5.00%, 2/15/2025	45,000	46,046
University of North Texas System, Financing System
Series 2017A, Rev., 5.00%, 4/15/2025	25,000	25,638
Series 2020A, Rev., 5.00%, 4/15/2025	500,000	512,770
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,530
Total Texas		189,822,607
Utah — 0.2%
City of Salt Lake City, Sales and Excise Tax Series 2016A, Rev., 4.00%, 10/1/2023	30,000	30,015
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	25,209
City of St. George, Franchise Tax Rev., 5.00%, 12/1/2023	40,000	40,151
City of Woods Cross City Series 2017, Rev., 4.00%, 12/15/2023	20,000	20,036
County of Utah, IHC Health Services, Inc. Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	3,775,000	3,819,048
State of Utah GO, 5.00%, 7/1/2024	75,000	76,061
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2024	45,000	45,654
Utah Associated Municipal Power Systems, Horse Butte Wind Series 2017A, Rev., 5.00%, 9/1/2026	725,000	758,072
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,677
Total Utah		4,848,923
Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2023	25,000	25,102
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virgin Islands — 0.0% ^
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	1,000,000	1,011,055
Virginia — 1.3%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	25,640,000	25,682,724
City of Chesapeake Series A, Rev., AGM-CR, 4.00%, 7/15/2024	25,000	25,011
City of Hampton Series 2015B, GO, 5.00%, 9/1/2024 (b)	30,000	30,448
City of Norfolk
Series A, GO, 5.00%, 10/1/2023	10,000	10,012
Rev., 5.00%, 11/1/2024	100,000	101,875
Commonwealth of Virginia Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,011
County of Chesterfield COP, 4.00%, 11/1/2023	100,000	100,041
County of Fairfax, Public Improvement Series 2015A, GO, 5.00%, 10/1/2023	40,000	40,047
County of Loudoun Series 2016A, GO, 5.00%, 12/1/2023	75,000	75,301
County of Pulaski GO, 5.00%, 2/1/2024	40,000	40,266
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	330,000	334,024
Henry County Industrial Development Authority Rev., GAN, 2.00%, 9/5/2023	1,040,000	1,040,000
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	91,863
Virginia College Building Authority Series 2021A, Rev., 5.00%, 9/1/2023	2,200,000	2,200,000
Virginia College Building Authority, Virginia Educational Facilities, Public Higher Education Financing Program
Series 2014B, Rev., 5.00%, 9/1/2023	25,000	25,000
Series 2016A, Rev., 5.00%, 9/1/2023	55,000	55,000
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2024	35,000	35,406
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	41,156
Virginia Commonwealth Transportation Board, Federal Highway Transportation Rev., GAN, 5.00%, 3/15/2028	20,000	21,007
Virginia Commonwealth Transportation Board, Federal Transportation Rev., GAN, 5.00%, 3/15/2025	30,000	30,780
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	46,202
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	62,898	61,839
Virginia Public Building Authority, Public Facilities Series C, Rev., 4.00%, 8/1/2026	25,000	25,117
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2024	25,000	25,388
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,007
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,110,000	2,055,185
Total Virginia		32,228,710
Washington — 1.5%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,510
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2023	60,000	60,238
Central Washington University Rev., 4.00%, 5/1/2026	270,000	270,002
City of Auburn, Utility System Rev., 5.00%, 12/1/2023	35,000	35,129
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,018
City of Everett, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,096
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2023	30,000	30,048
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,510
City of Redmond, Utility System Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,632,036
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2023	20,000	20,018
City of Seattle, Drainage and Wastewater System Improvement Series 2021, Rev., 5.00%, 9/1/2023	90,000	90,000
City of Seattle, Limited Tax Series 2013A, GO, 4.00%, 10/1/2023	25,000	25,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
City of Seattle, Municipal Light and Power Improvement Series 2016C, Rev., 5.00%, 10/1/2023	45,000	45,055
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2023	20,000	20,079
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	35,054
City of Walla Walla, Unlimited Tax GO, 3.00%, 12/1/2023	25,000	24,965
Clark County Public Utility District No. 1 Electric Rev., 5.00%, 1/1/2024	15,000	15,073
Clark County School District No. 37 Vancouver, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,120
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	24,974
County of Benton, Limited Tax GO, 3.00%, 12/1/2023	30,000	29,947
County of King, Junior Lien, Sewer Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,545,000	1,526,474
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	55,918
County of Pierce Series A, GO, 5.00%, 8/1/2024	20,000	20,317
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	61,165
Eastern Washington University, Services and Activities Fee Series 2016A, Rev., 5.00%, 10/1/2023	35,000	35,037
Energy Northwest, Project 1 Series 2014C, Rev., 5.00%, 7/1/2026	90,000	91,149
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2025	25,000	25,766
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2024	55,000	55,590
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,522
King County Fire Protection District No. 2, Unlimited Tax Series 2016, GO, 4.00%, 12/1/2023	100,000	100,154
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	40,825
King County Public Hospital District No. 1, Valley Medical Center Series 2016, GO, 5.00%, 12/1/2023	300,000	301,023
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax Series 2015B, GO, 5.00%, 12/1/2024 (b)	20,000	20,400
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2024	65,000	65,575
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2023	45,000	45,181
GO, 5.00%, 12/1/2024	160,000	163,399
King County School District No. 409 Tahoma Series 2013, GO, 5.00%, 12/1/2028	25,000	25,092
King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,119
Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project Rev., 5.00%, 10/1/2023	100,000	100,117
Port of Seattle
Series 2016, Rev., 5.00%, 2/1/2026	80,000	83,235
Rev., 5.00%, 2/1/2028	20,000	20,760
Port of Seattle Intermediate Lien Series 2022A, Rev., 5.00%, 8/1/2026	35,000	36,769
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-123, Rev., VRDO, LIQ : Royal Bank of Canada, 4.26%, 9/7/2023 (c) (e)	5,860,000	5,860,000
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	45,180
State of Washington Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	15,514,425
State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	245,000	245,160
State of Washington, State and Local Agency Personal Property Series 2014B, COP, 5.00%, 7/1/2024	50,000	50,642
State of Washington, State and Local Agency Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2024	35,000	35,450
State of Washington, Various Purpose
Series 2014C, Rev., 5.00%, 9/1/2023	70,000	70,000
Series R-2015E, GO, 5.00%, 7/1/2024	25,000	25,348
Series 2018A, GO, 5.00%, 8/1/2024	40,000	40,613
Series R-2018C, GO, 5.00%, 8/1/2024	35,000	35,537
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,020,904
University of Washington Series 2020C, Rev., 5.00%, 4/1/2026	25,000	26,050
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	390,000	398,338
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2023	1,430,000	1,431,058
Series 2012A, Rev., 5.00%, 10/1/2024	55,000	55,024
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,019
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,260
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	508,271
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	6,879,756
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,100,000	1,158,918
Washington State University Series 2014, Rev., 5.00%, 4/1/2024 (b)	30,000	30,284
Total Washington		39,904,703
West Virginia — 0.0% ^
West Virginia Economic Development Authority, Appalachian Power Co. Series 2015A, Rev., 2.55%, 4/1/2024 (c)	135,000	133,362
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,123
Series 2012A, Rev., 5.00%, 6/1/2025	805,000	805,828
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	91,119
Total West Virginia		1,155,432
Wisconsin — 1.2%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	457,607
City of Madison, Promissory Notes GO, 4.00%, 10/1/2023	30,000	30,012
City of Madison, Water Utility Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,039,986
City of Oak Creek Series 2021B, Rev., 2.00%, 9/21/2023	5,020,000	5,016,774
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
City of Oshkosh, Street Improvement Series 2019A, GO, 2.00%, 12/1/2023	200,000	199,000
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	99,195
County of Waushara Series 2023A, Rev., 4.75%, 12/1/2023	10,200,000	10,207,178
Milwaukee Redevelopment Authority, Public Schools
Rev., 5.00%, 11/15/2023	130,000	130,375
Series 2016A, Rev., 5.00%, 11/15/2023	40,000	40,115
Public Finance Authority Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	2,550,000	2,604,717
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	309,500
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (e)	1,975,000	1,830,010
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2024	20,000	20,387
Series 2014-4, GO, 5.00%, 5/1/2025	90,000	91,775
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	530,000	535,687
Series 20161, Rev., 5.00%, 6/1/2024 (b)	50,000	50,537
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	184,131
Village of Menomonee Falls, Corporate Purpose Series 2019B, GO, 3.50%, 2/1/2024	245,000	245,084
Wauwatosa School District, School Building and Improvement Series 2019B, GO, 5.00%, 9/1/2024	30,000	30,480
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (c)	420,000	427,592
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	75,000	77,794
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	630,000	654,320
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	375,000	381,437
Series 2016A, Rev., 5.00%, 11/15/2026	2,000,000	2,075,341
Series 2016A, Rev., 5.00%, 11/15/2028	95,000	98,738
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit
Series 2013A, Rev., 5.00%, 11/15/2023 (b)	20,000	20,053
Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,100,000	1,115,137
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	254,291
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,096
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2024	160,000	159,383
Rev., 4.00%, 1/1/2025	210,000	206,729
Wisconsin Health and Educational Facilities Authority, St. John's Community, Inc. Projects Series 2018A, Rev., 4.25%, 9/15/2023 (b)	1,500,000	1,500,297
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,797
Rev., 4.00%, 8/15/2025 (b)	30,000	30,332
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2023	25,000	25,064
Series 2014A, Rev., 5.00%, 12/1/2024	185,000	187,409
Series 2014A, Rev., 5.00%, 12/1/2025	600,000	606,932
Total Wisconsin		31,128,292
Wyoming — 0.0% ^
Wyoming State Loan and Investment Board, Capital Facilities Series 2012A, Rev., 5.00%, 10/1/2023	30,000	30,035
Total Municipal Bonds (Cost $2,486,408,106)		2,474,968,241
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (g) (h) (Cost $102,975,787)	102,969,821	102,980,118
Total Investments — 100.2% (Cost $2,589,383,893)		2,577,948,359
Liabilities in Excess of Other Assets — (0.2)%		(5,613,950)
NET ASSETS — 100.0%		2,572,334,409

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	217

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)

	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
ASSETS:
Investments in non-affiliates, at value	$1,233,885,329	$677,382,509	$332,780,555	$579,694,712
Investments in affiliates, at value	235,103,925	2,637,620	14,922,581	65,310,239
Cash	—	26,404	47,538	13,111
Foreign currency, at value	30	37	359,753	—
Deposits at broker for futures contracts	7,318,000	1,790,000	3,513,730	210,000
Deposits at broker for centrally cleared swaps	1,028,000	3,347,000	1,432,000	—
Receivables:
Due from custodian	97,468	204,833	—	—
Investment securities sold	11,881,092	2,688,017	490,756	—
Interest from non-affiliates	9,086,801	5,447,539	4,117,031	5,584,397
Dividends from non-affiliates	106	—	—	—
Dividends from affiliates	33,973	395	2,156	170,406
Tax reclaims	—	—	17,542	—
Variation margin on futures contracts	437,568	131,573	702,265	12,988
Variation margin on centrally cleared swaps	—	26,731	21,687	601,618
Unrealized appreciation on forward foreign currency exchange contracts	—	—	2,842,257	—
Total Assets	1,498,872,292	693,682,658	361,249,851	651,597,471
LIABILITIES:
Payables:
Investment securities purchased	21,049,049	5,772,032	1,096,757	1,707,184
Investment securities purchased — delayed delivery securities	26,738,580	82,209,531	—	7,700,959
Unrealized depreciation on forward foreign currency exchange contracts	75,417	150,509	542,637	—
Variation margin on centrally cleared swaps	529,001	—	—	—
Outstanding OTC swap contracts, at value	97,968	83,873	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	440,576	195,805	148,890	87,076
Deferred foreign capital gains tax	—	—	13,554	—
Total Liabilities	48,930,591	88,411,750	1,801,838	9,495,219
Net Assets	$1,449,941,701	$605,270,908	$359,448,013	$642,102,252
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
NET ASSETS:
Paid-in-Capital	$1,513,375,630	$627,365,878	$396,061,184	$654,110,351
Total distributable earnings (loss)	(63,433,929)	(22,094,970)	(36,613,171)	(12,008,099)
Total Net Assets	$1,449,941,701	$605,270,908	$359,448,013	$642,102,252
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	31,600,000	13,530,000	7,800,000	12,950,000
Net asset value, per share	$45.88	$44.74	$46.08	$49.58
Cost of investments in non-affiliates	$1,282,079,023	$689,042,499	$361,873,276	$587,326,934
Cost of investments in affiliates	235,103,925	2,637,620	14,922,581	65,306,566
Cost of foreign currency	28	37	747,342	—
Net upfront payments/(receipts) on centrally cleared swaps	67,379	(824,430)	(109,983)	(221,496)
Net upfront payments on OTC swap contracts	51,886	26,082	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	219

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$250,290,578	$21,174,103,538	$2,474,968,241
Investments in affiliates, at value	5,674,554	1,325,392,391	102,980,118
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	607,965	8,510,784	—
Repurchase agreements, at value	—	200,000,000	—
Cash	28,338	9,114,694	140,174
Foreign currency, at value	42	—	—
Deposits at broker for futures contracts	—	240,800	—
Receivables:
Investment securities sold	70,526	19,023,554	—
Fund shares sold	1,831,345	—	4,943
Interest from non-affiliates	1,745,614	165,060,354	25,310,622
Dividends from affiliates	849	191,521	292,220
Securities lending income (See Note 2.E.)	942	12,783	—
Variation margin on futures contracts	35,136	—	—
Variation margin on centrally cleared swaps	1,988	—	—
Total Assets	260,287,877	22,901,650,419	2,603,696,318
LIABILITIES:
Payables:
Investment securities purchased	1,869,939	133,576,413	1,116,952
Investment securities purchased — delayed delivery securities	—	—	29,877,585
Collateral received on securities loaned (See Note 2.E.)	607,965	8,510,784	—
Accrued liabilities:
Management fees (See Note 3.A.)	70,562	3,359,466	367,372
Total Liabilities	2,548,466	145,446,663	31,361,909
Net Assets	$257,739,411	$22,756,203,756	$2,572,334,409
NET ASSETS:
Paid-in-Capital	$275,075,371	$22,864,624,379	$2,596,213,512
Total distributable earnings (loss)	(17,335,960)	(108,420,623)	(23,879,103)
Total Net Assets	$257,739,411	$22,756,203,756	$2,572,334,409
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	5,630,000	452,950,000	50,800,000
Net asset value, per share	$45.78	$50.24	$50.64
Cost of investments in non-affiliates	$258,516,257	$21,263,147,339	$2,486,408,106
Cost of investments in affiliates	5,674,175	1,325,392,391	102,975,787
Cost of repurchase agreements	—	200,000,000	—
Cost of foreign currency	42	—	—
Investment securities on loan, at value (See Note 2.E.)	589,233	8,275,241	—
Cost of investment of cash collateral (See Note 2.E.)	607,965	8,510,784	—
Net upfront receipts on centrally cleared swaps	(5,495)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)

	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$23,141,552	$15,291,664	$7,713,096	$8,114,474
Interest income from affiliates	—	1,024	1,656	—
Dividend income from non-affiliates	563	—	—	—
Dividend income from affiliates	3,693,503	220,558	173,337	692,293
Total investment income	26,835,618	15,513,246	7,888,089	8,806,767
EXPENSES:
Management fees (See Note 3.A.)	2,061,529	929,908	799,839	420,154
Interest expense to non-affiliates	10,882	3,946	1,810	59
Interest expense to affiliates	—	57	3,537	1,583
Total expenses	2,072,411	933,911	805,186	421,796
Net investment income (loss)	24,763,207	14,579,335	7,082,903	8,384,971
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,240,707)	(3,159,842)	(2,868,915)(a)	(760,604)
Investments in affiliates	—	(735)	—	(2,943)
Futures contracts	(8,935,953)	(3,921,051)	(2,831,302)	(153,788)
Foreign currency transactions	—	5	614,724	—
Forward foreign currency exchange contracts	(260,895)	(526,200)	(2,839,612)	—
Swaps	82,518	(538,889)	(228,990)	(724,631)
Net realized gain (loss)	(13,355,037)	(8,146,712)	(8,154,095)	(1,641,966)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,857,184)	2,350,037	7,437,835	(2,831,120)
Investments in affiliates	—	14	—	1,897
Futures contracts	2,544,712	564,983	(585,219)	50,893
Foreign currency translations	—	—	(157,838)	—
Forward foreign currency exchange contracts	34,463	78,571	(1,510,628)	—
Swaps	88,147	(1,261,264)	(592,492)	425,403
Change in net unrealized appreciation/depreciation	(4,189,862)	1,732,341	4,591,658	(2,352,927)
Net realized/unrealized gains (losses)	(17,544,899)	(6,414,371)	(3,562,437)	(3,994,893)
Change in net assets resulting from operations	$7,218,308	$8,164,964	$3,520,466	$4,390,078

(a)
Net of foreign capital gains tax of $(13,554).
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	221

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$4,733,621	$507,739,884	$38,762,889
Interest income from affiliates	507	7,744	—
Dividend income from affiliates	155,882	80,742,294	2,458,936
Income from securities lending (net) (See Note 2.E.)	8,067	81,544	—
Total investment income	4,898,077	588,571,466	41,221,825
EXPENSES:
Management fees (See Note 3.A.)	360,068	19,897,650	2,156,562
Interest expense to non-affiliates	1,051	—	3,743
Interest expense to affiliates	416	15,077	10,547
Total expenses	361,535	19,912,727	2,170,852
Net investment income (loss)	4,536,542	568,658,739	39,050,973
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,447,057)	(58,402,225)	(1,402,866)
Investments in affiliates	(1,604)	—	(6,836)
Futures contracts	(716,468)	(42,712,853)	(1,776,264)
Foreign currency transactions	115	—	—
Forward foreign currency exchange contracts	(113)	—	—
Swaps	(46,463)	—	—
Net realized gain (loss)	(2,211,590)	(101,115,078)	(3,185,966)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,426,189	52,547,870	2,194,330
Investments in affiliates	379	1,000	(6,380)
Futures contracts	133,271	—	325,334
Foreign currency translations	(1)	—	—
Swaps	(9,036)	—	—
Change in net unrealized appreciation/depreciation	1,550,802	52,548,870	2,513,284
Net realized/unrealized gains (losses)	(660,788)	(48,566,208)	(672,682)
Change in net assets resulting from operations	$3,875,754	$520,092,531	$38,378,291
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Core Plus Bond ETF		JPMorgan Income ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,763,207	$15,449,243	$14,579,335	$9,509,946
Net realized gain (loss)	(13,355,037)	(8,263,378)	(8,146,712)	(5,053,206)
Change in net unrealized appreciation/depreciation	(4,189,862)	(34,402,057)	1,732,341	(10,704,366)
Change in net assets resulting from operations	7,218,308	(27,216,192)	8,164,964	(6,247,626)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(21,310,110)	(13,633,852)	(12,228,022)	(8,447,314)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	701,359,922	526,669,693	260,423,076	225,744,829
NET ASSETS:
Change in net assets	687,268,120	485,819,649	256,360,018	211,049,889
Beginning of period	762,673,581	276,853,932	348,910,890	137,861,001
End of period	$1,449,941,701	$762,673,581	$605,270,908	$348,910,890
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$701,359,922	$526,669,693	$260,423,076	$225,744,829
Total change in net assets resulting from capital transactions	$701,359,922	$526,669,693	$260,423,076	$225,744,829
SHARE TRANSACTIONS:
Issued	15,100,000	11,200,000	5,760,000	4,950,000
Net increase (decrease) in shares from share transactions	15,100,000	11,200,000	5,760,000	4,950,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	223

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Bond Opportunities ETF		JPMorgan Municipal ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,082,903	$10,187,081	$8,384,971	$6,193,320
Net realized gain (loss)	(8,154,095)	(4,176,011)	(1,641,966)	(4,252,858)
Distributions of capital gains received from investment company affiliates	—	—	—	1,815
Change in net unrealized appreciation/depreciation	4,591,658	(12,105,884)	(2,352,927)	(4,719,224)
Change in net assets resulting from operations	3,520,466	(6,094,814)	4,390,078	(2,776,947)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(8,103,088)	(9,201,940)	(7,578,061)	(5,243,802)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	79,523,199	(23,314,375)	237,147,692	315,520,744
NET ASSETS:
Change in net assets	74,940,577	(38,611,129)	233,959,709	307,499,995
Beginning of period	284,507,436	323,118,565	408,142,543	100,642,548
End of period	$359,448,013	$284,507,436	$642,102,252	$408,142,543
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$79,523,199	$37,437,091	$237,147,692	$346,910,716
Cost of shares redeemed	—	(60,751,466)	—	(31,389,972)
Total change in net assets resulting from capital transactions	$79,523,199	$(23,314,375)	$237,147,692	$315,520,744
SHARE TRANSACTIONS:
Issued	1,700,000	800,000	4,750,000	6,950,000
Redeemed	—	(1,300,000)	—	(650,000)
Net increase (decrease) in shares from share transactions	1,700,000	(500,000)	4,750,000	6,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Short Duration Core Plus ETF		JPMorgan Ultra-Short Income ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,536,542	$5,819,211	$568,658,739	$495,099,163
Net realized gain (loss)	(2,211,590)	(7,004,929)	(101,115,078)	18,789,084
Change in net unrealized appreciation/depreciation	1,550,802	(4,603,014)	52,548,870	(52,916,345)
Change in net assets resulting from operations	3,875,754	(5,788,732)	520,092,531	460,971,902
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,365,870)	(5,562,119)	(547,437,731)	(471,003,120)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	67,807,530	9,311,169	(2,360,951,811)	6,468,357,505
NET ASSETS:
Change in net assets	67,317,414	(2,039,682)	(2,388,297,011)	6,458,326,287
Beginning of period	190,421,997	192,461,679	25,144,500,767	18,686,174,480
End of period	$257,739,411	$190,421,997	$22,756,203,756	$25,144,500,767
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$67,807,530	$74,909,941	$1,038,666,963	$9,164,313,805
Cost of shares redeemed	—	(65,598,772)	(3,399,618,774)	(2,695,956,300)
Total change in net assets resulting from capital transactions	$67,807,530	$9,311,169	$(2,360,951,811)	$6,468,357,505
SHARE TRANSACTIONS:
Issued	1,480,000	1,620,000	20,700,000	182,650,000
Redeemed	—	(1,430,000)	(67,800,000)	(53,750,000)
Net increase (decrease) in shares from share transactions	1,480,000	190,000	(47,100,000)	128,900,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	225

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Municipal Income ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,050,973	$42,193,863
Net realized gain (loss)	(3,185,966)	(16,769,517)
Distributions of capital gains received from investment company affiliates	—	13,700
Change in net unrealized appreciation/depreciation	2,513,284	(2,836,541)
Change in net assets resulting from operations	38,378,291	22,601,505
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(37,154,845)	(37,164,875)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,649,462	(581,594,995)
NET ASSETS:
Change in net assets	51,872,908	(596,158,365)
Beginning of period	2,520,461,501	3,116,619,866
End of period	$2,572,334,409	$2,520,461,501
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$235,383,262	$980,178,647
Cost of shares redeemed	(184,733,800)	(1,561,773,642)
Total change in net assets resulting from capital transactions	$50,649,462	$(581,594,995)
SHARE TRANSACTIONS:
Issued	4,650,000	19,300,000
Redeemed	(3,650,000)	(30,900,000)
Net increase (decrease) in shares from share transactions	1,000,000	(11,600,000)
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	August 31, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

227

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	$46.22	$1.08	$(0.44)	$0.64	$(0.98)	$—	$(0.98)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
Year Ended February 28, 2021	54.17	0.97	0.70 (f)	1.67	(0.88)	(0.65)	(1.53)
Year Ended February 29, 2020	50.36	1.45	4.13	5.58	(1.44)	(0.33)	(1.77)
January 28, 2019 (h) through February 28, 2019	50.00	0.13	0.36	0.49	(0.13)	—	(0.13)
JPMorgan Income ETF
Six Months Ended August 31, 2023 (Unaudited)	44.90	1.41	(0.34)	1.07	(1.23)	—	(1.23)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 (h) through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Six Months Ended August 31, 2023 (Unaudited)	46.64	1.03	(0.41)	0.62	(1.18)	—	(1.18)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)
Year Ended February 28, 2021	49.98	1.45	1.00 (f)	2.45	(1.39)	—	(1.39)
Year Ended February 29, 2020	48.75	1.71	1.86	3.57	(2.34)	—	(2.34)
Year Ended February 28, 2019	50.54	1.94	(0.97)	0.97	(2.56)	(0.20)	(2.76)
JPMorgan Municipal ETF
Six Months Ended August 31, 2023 (Unaudited)	49.77	0.85	(0.24)	0.61	(0.80)	—	(0.80)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
Year Ended February 28, 2021	55.15	1.00	(0.71)	0.29	(0.94)	(0.13)	(1.07)
Year Ended February 29, 2020	51.92	1.24	3.91	5.15	(1.22)	(0.70)	(1.92)
October 29, 2018 (h) through February 28, 2019	50.00	0.46	1.90	2.36	(0.44)	—	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(k)	Amount rounds to less than 0.5%.
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	August 31, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$45.88	$46.03	1.37%	1.52%	$1,449,941,701	0.39%	4.62%	0.39%	14%
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81
54.31	54.48	3.08	2.87	146,648,110	0.36	1.76	0.36	272
54.17	54.44	11.24	11.52	54,168,824	0.38	2.76	0.69 (g)	91
50.36	50.48	0.97	1.21 (i)	25,178,102	0.38 (j)	2.96	5.38 (g)(j)	— (k)

44.74	44.92	2.41	2.01	605,270,908	0.40	6.24	0.40	100
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(i)	137,861,001	0.39	3.47	0.39	13

46.08	46.36	1.33	1.50	359,448,013	0.50	4.39	0.50	12
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
51.04	51.34	5.02	5.95	250,097,283	0.50	2.90	0.50	136
49.98	49.83	7.39	6.89	169,928,839	0.53	3.40	0.69 (g)	88
48.75	48.83	2.09	2.13	180,357,231	0.54	3.92	0.82 (g)	73

49.58	49.53	1.21	1.03	642,102,252	0.17	3.36	0.17	7
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48
54.37	54.35	0.54	0.67	76,120,305	0.23	1.84	0.23	56
55.15	55.06	10.09	9.71	52,390,882	0.23	2.31	0.67 (g)	51
51.92	52.01	4.74	4.92 (i)	31,153,558	0.23 (j)	2.65	1.06 (g)(j)	15
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	229

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus ETF
Six Months Ended August 31, 2023 (Unaudited)	$45.88	$0.95	$(0.12)	$0.83	$(0.93)	$—	$(0.93)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (f) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Six Months Ended August 31, 2023 (Unaudited)	50.28	1.18	(0.09)	1.09	(1.13)	—	(1.13)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2021	50.51	0.58	0.28	0.86	(0.59)	—(h )	(0.59)
Year Ended February 29, 2020	50.20	1.28	0.32	1.60	(1.29)	—	(1.29)
Year Ended February 28, 2019	50.01	1.37	(0.04)(j)	1.33	(1.14)	—	(1.14)
JPMorgan Ultra-Short Municipal Income ETF
Six Months Ended August 31, 2023 (Unaudited)	50.61	0.78	(0.01)	0.77	(0.74)	—	(0.74)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended February 28, 2021	50.53	0.32	0.52	0.84	(0.36)	—	(0.36)
Year Ended February 29, 2020	50.26	0.78	0.26	1.04	(0.77)	—	(0.77)
October 16, 2018 (f) through February 28, 2019	50.00	0.35	0.23	0.58	(0.32)	—	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Amount rounds to less than $0.005.
(i)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(j)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	August 31, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$45.78	$45.84	1.83%	2.03%	$257,739,411	0.33%	4.11%	0.33%	25%
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(g)	192,461,679	0.32	1.26	0.32	175

50.24	50.25	2.19	2.17	22,756,203,756	0.16	4.67	0.16	38
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70
50.78	50.79	1.72	1.67	16,144,037,713	0.17	1.14	0.17	94
50.51	50.54	3.22	3.22	11,591,489,504	0.18	2.53	0.22 (i)	46
50.20	50.23	2.68	2.66	5,703,062,275	0.17	2.74	0.28 (i)	43

50.64	50.61	1.54	1.54	2,572,334,409	0.17	3.07	0.17	54
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
51.01	51.03	1.66	1.64	1,410,311,158	0.16	0.63	0.16	67
50.53	50.56	2.09	2.09	207,185,582	0.18	1.55	0.34 (i)	153
50.26	50.29	1.16	1.22 (g)	57,799,591	0.17 (k)	1.88	0.79 (i)(k)	61
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	231

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Income ETF	NYSE Arca
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca
Ultra-Short Income ETF	NYSE Arca
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

232

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Plus Bond ETF and Short Duration Core Plus ETF at August 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

233

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$211,673,202	$13,444,777	$225,117,979
Collateralized Mortgage Obligations	—	48,092,460	2,217,680	50,310,140
Commercial Mortgage-Backed Securities	—	69,283,112	2,458,638	71,741,750
Common Stocks
Diversified Telecommunication Services	—	—	172	172
Oil, Gas & Consumable Fuels	16,319	—	1,925	18,244
Professional Services	—	—	115	115
Wireless Telecommunication Services	—	—	6,210	6,210
Total Common Stocks	16,319	—	8,422	24,741
Corporate Bonds
Aerospace & Defense	—	7,358,085	—	7,358,085
Automobile Components	—	4,053,310	—	4,053,310
Automobiles	—	2,004,128	—	2,004,128
Banks	—	76,585,045	—	76,585,045
Beverages	—	2,370,393	—	2,370,393
Biotechnology	—	4,719,841	—	4,719,841
Broadline Retail	—	2,477,552	—	2,477,552
Building Products	—	3,994,902	—	3,994,902
Capital Markets	—	25,416,784	—	25,416,784
Chemicals	—	5,049,411	—	5,049,411
Commercial Services & Supplies	—	4,800,896	—	4,800,896
Communications Equipment	—	788,107	—	788,107
Construction & Engineering	—	1,440,537	—	1,440,537
Construction Materials	—	307,400	—	307,400
Consumer Finance	—	14,414,901	—	14,414,901
Consumer Staples Distribution & Retail	—	3,088,661	—	3,088,661
Containers & Packaging	—	4,519,701	—	4,519,701
Distributors	—	665,068	—	665,068
Diversified Consumer Services	—	395,242	—	395,242
Diversified REITs	—	921,782	—	921,782
Diversified Telecommunication Services	—	11,326,931	3	11,326,934
Electric Utilities	—	29,978,468	—	29,978,468
Electrical Equipment	—	1,170,501	—	1,170,501
Electronic Equipment, Instruments & Components	—	711,146	—	711,146
Energy Equipment & Services	—	1,844,358	—	1,844,358
Entertainment	—	9,223,352	—	9,223,352
Financial Services	—	4,011,161	—	4,011,161
Food Products	—	2,115,194	—	2,115,194

234

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$1,571,640	$—	$1,571,640
Ground Transportation	—	5,666,631	—	5,666,631
Health Care Equipment & Supplies	—	2,889,852	—	2,889,852
Health Care Providers & Services	—	16,451,742	—	16,451,742
Health Care REITs	—	221,620	—	221,620
Health Care Technology	—	393,588	—	393,588
Hotel & Resort REITs	—	709,321	—	709,321
Hotels, Restaurants & Leisure	—	12,229,820	—	12,229,820
Household Durables	—	2,284,937	—	2,284,937
Household Products	—	1,527,195	—	1,527,195
Independent Power and Renewable Electricity Producers	—	1,449,072	—	1,449,072
Industrial REITs	—	732,318	—	732,318
Insurance	—	3,737,039	—	3,737,039
Interactive Media & Services	—	1,204,937	—	1,204,937
IT Services	—	1,014,046	—	1,014,046
Leisure Products	—	13,602	—	13,602
Life Sciences Tools & Services	—	1,372,254	—	1,372,254
Machinery	—	3,232,313	—	3,232,313
Media	—	20,955,700	—	20,955,700
Metals & Mining	—	4,778,420	—	4,778,420
Mortgage Real Estate Investment Trusts (REITs)	—	950,602	—	950,602
Multi-Utilities	—	3,655,586	—	3,655,586
Office REITs	—	150,719	—	150,719
Oil, Gas & Consumable Fuels	—	37,506,876	—	37,506,876
Passenger Airlines	—	4,032,377	—	4,032,377
Personal Care Products	—	3,055,158	—	3,055,158
Pharmaceuticals	—	10,947,846	—	10,947,846
Real Estate Management & Development	—	135,464	—	135,464
Residential REITs	—	340,032	—	340,032
Retail REITs	—	450,532	—	450,532
Semiconductors & Semiconductor Equipment	—	6,544,837	—	6,544,837
Software	—	5,755,245	—	5,755,245
Specialized REITs	—	4,436,215	—	4,436,215
Specialty Retail	—	7,844,459	—	7,844,459
Technology Hardware, Storage & Peripherals	—	4,013,593	—	4,013,593
Textiles, Apparel & Luxury Goods	—	320,259	—	320,259
Tobacco	—	7,965,066	—	7,965,066
Trading Companies & Distributors	—	3,702,786	—	3,702,786
Transportation Infrastructure	—	172,621	—	172,621
Wireless Telecommunication Services	—	7,067,403	—	7,067,403
Total Corporate Bonds	—	417,236,580	3	417,236,583
Loan Assignments	—	4,105,576	—	4,105,576
Mortgage-Backed Securities	—	285,853,595	—	285,853,595
Municipal Bonds	—	67,916	—	67,916
Preferred Stocks	—	—	2,223	2,223
Rights	—	—	1	1
U.S. Government Agency Securities	—	1,612,300	—	1,612,300

235

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$177,811,160	$—	$177,811,160
Warrants	—	—	1,365	1,365
Short-Term Investments
Investment Companies	235,103,925	—	—	235,103,925
Total Investments in Securities	$235,120,244	$1,215,735,901	$18,133,109	$1,468,989,254
Appreciation in Other Financial Instruments
Futures Contracts	$2,457,012	$—	$—	$2,457,012
Swaps	—	254,659	—	254,659
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(75,417)	—	(75,417)
Futures Contracts	(80,675)	—	—	(80,675)
Swaps	—	(149,854)	—	(149,854)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,376,337	$29,388	$—	$2,405,725

Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$162,815,070	$2,142,112	$164,957,182
Collateralized Mortgage Obligations	—	45,615,779	448,550	46,064,329
Commercial Mortgage-Backed Securities	—	83,807,020	—	83,807,020
Corporate Bonds	—	233,598,053	—	233,598,053
Foreign Government Securities	—	16,401,823	—	16,401,823
Mortgage-Backed Securities	—	131,954,058	—	131,954,058
Municipal Bonds	—	600,044	—	600,044
Short-Term Investments
Investment Companies	2,637,620	—	—	2,637,620
Total Investments in Securities	$2,637,620	$674,791,847	$2,590,662	$680,020,129
Appreciation in Other Financial Instruments
Futures Contracts	$606,908	$—	$—	$606,908
Swaps	—	59,746	—	59,746
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(150,509)	—	(150,509)
Futures Contracts	(175,961)	—	—	(175,961)
Swaps	—	(1,479,840)	—	(1,479,840)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$430,947	$(1,570,603)	$—	$(1,139,656)

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,184,100	$—	$5,184,100

236

International Bond Opportunities ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Collateralized Mortgage Obligations
United States	$—	$1,774,291	$1,180,200	$2,954,491
Commercial Mortgage-Backed Securities	—	3,539,773	—	3,539,773
Common Stocks	—	—	172	172
Corporate Bonds	—	202,460,970	—	202,460,970
Foreign Government Securities	—	117,951,207	—	117,951,207
Supranational	—	680,823	—	680,823
U.S. Treasury Obligations	—	9,019	—	9,019
Short-Term Investments
Investment Companies	14,922,581	—	—	14,922,581
Total Investments in Securities	$14,922,581	$331,600,183	$1,180,372	$347,703,136
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,842,257	$—	$2,842,257
Futures Contracts	1,103,017	77,629	—	1,180,646
Swaps	—	617,177	—	617,177
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(542,637)	—	(542,637)
Futures Contracts	(499,622)	—	—	(499,622)
Swaps	—	(1,329,925)	—	(1,329,925)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$603,395	$1,664,501	$—	$2,267,896

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$575,767,368	$—	$575,767,368
U.S. Treasury Obligations	—	3,927,344	—	3,927,344
Short-Term Investments
Investment Companies	65,310,239	—	—	65,310,239
Total Investments in Securities	$65,310,239	$579,694,712	$—	$645,004,951
Appreciation in Other Financial Instruments
Futures Contracts	$51,206	$—	$—	$51,206
Depreciation in Other Financial Instruments
Swaps	—	(137,465)	—	(137,465)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$51,206	$(137,465)	$—	$(86,259)

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$52,814,125	$1,455,000	$54,269,125
Collateralized Mortgage Obligations	—	7,605,981	—	7,605,981
Commercial Mortgage-Backed Securities	—	11,966,532	—	11,966,532

237

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds	$—	$91,061,074	$—	$91,061,074
Foreign Government Securities	—	1,892,177	—	1,892,177
Mortgage-Backed Securities	—	35,496,809	—	35,496,809
Municipal Bonds	—	107,038	—	107,038
U.S. Treasury Obligations	—	42,956,538	—	42,956,538
Short-Term Investments
Investment Companies	5,674,554	—	—	5,674,554
Investment of Cash Collateral from Securities Loaned	607,965	—	—	607,965
U.S. Treasury Obligations	—	4,935,304	—	4,935,304
Total Short-Term Investments	6,282,519	4,935,304	—	11,217,823
Total Investments in Securities	$6,282,519	$248,835,578	$1,455,000	$256,573,097
Appreciation in Other Financial Instruments
Futures Contracts	$224,656	$—	$—	$224,656
Depreciation in Other Financial Instruments
Futures Contracts	(105,288)	—	—	(105,288)
Swaps	—	(53,244)	—	(53,244)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$119,368	$(53,244)	$—	$66,124

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,941,347,805	$—	$1,941,347,805
Commercial Mortgage-Backed Securities	—	14,054,182	—	14,054,182
Corporate Bonds	—	9,009,674,265	—	9,009,674,265
Foreign Government Securities	—	4,844,089	—	4,844,089
U.S. Government Agency Securities	—	130,618,343	—	130,618,343
U.S. Treasury Obligations	—	525,837,433	—	525,837,433
Short-Term Investments
Certificates of Deposits	—	3,306,308,002	—	3,306,308,002
Commercial Paper	—	6,241,419,419	—	6,241,419,419
Investment Companies	1,325,392,391	—	—	1,325,392,391
Investment of Cash Collateral from Securities Loaned	8,510,784	—	—	8,510,784
Repurchase Agreements	—	200,000,000	—	200,000,000
Total Short-Term Investments	1,333,903,175	9,747,727,421	—	11,081,630,596
Total Investments in Securities	$1,333,903,175	$21,374,103,538	$—	$22,708,006,713

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,474,968,241	$—	$2,474,968,241

238

Ultra-Short Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$102,980,118	$—	$—	$102,980,118
Total Investments in Securities	$102,980,118	$2,474,968,241	$—	$2,577,948,359

Core Plus Bond ETF	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$2,208,139	$185	$(352,398)	$18,973	$11,137,465	$(1,274,779)	$931,367	$—	$775,825	$13,444,777
Collateralized Mortgage Obligations	3,547,824	—	(10,226)	1	1,500,000	(50,465)	—	(1,993,629)	(775,825)	2,217,680
Commercial Mortgage-Backed Securities	825,407	2,786	(74,587)	1,945	2,539,257	(836,170)	—	—	—	2,458,638
Common Stocks	8,693	275	(271)	—	—	(275)	—	—	—	8,422
Corporate Bonds	3	6	—	—	—	(6)	—	—	—	3
Preferred Stocks	2,567	—	(344)	—	—	—	—	—	—	2,223
Rights	1	—	—	—	—	—	—	—	—	1
Warrants	2,460	—	(1,095)	—	—	—	—	—	—	1,365
Total	$6,595,094	$3,252	$(438,921)	$20,919	$15,176,722	$(2,161,695)	$931,367	$(1,993,629)	$—	$18,133,109

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(444,364).
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Income ETF	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$3,524,503	$—	$3,120	$(170)	$—	$(710,825)	$—	$(674,516)	$2,142,112
Collateralized Mortgage Obligations	1,620,029	—	(6,350)	—	—	—	—	(1,165,129)	448,550
Total	$5,144,532	$—	$(3,230)	$(170)	$—	$(710,825)	$—	$(1,839,645)	$2,590,662

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(3,231).

239

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
International Bond Opportunities ETF	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Collateralized Mortgage Obligations	$1,124,280	$—	$55,919	$1	$—	$—	$—	$—	$1,180,200
Commercial Mortgage-Backed Securities	394,851	2,742	81	(360)	2,686	(400,000)	—	—	—
Common Stocks	—	—	172	—	—	—	—	—	172
Warrants	120	—	(120)	—	—	—	—	—	—
Total	$1,519,251	$2,742	$56,052	$(359)	$2,686	$(400,000)	$—	$—	$1,180,372

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $56,091.
Short Duration Core Plus ETF	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,755,429	$—	$14,650	$1,408	$499,999	$(380,436)	$116,625	$(552,675)	$1,455,000

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $14,650.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,714	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.09%)
			Constant Default Rate	0.00% - 37.00% (2.25%)
			Yield (Discount Rate of Cash Flows)	6.88% - 15.00% (9.45%)

Asset-Backed Securities	8,714

240

	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	718	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	718
	- (b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	-
Total	$9,432

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31 2023, the value of these investments was $8,701. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
Short
Duration
Core Plus
ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$777	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.38%)
			Yield (Discount Rate of Cash Flows)	6.01% - 7.79% (7.07%)

Asset-Backed Securities	777
Total	$777

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $678. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.

241

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
International Bond Opportunities ETF may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
E. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

242

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Short Duration Core Plus ETF	$589,233	$(589,233)	$—
Ultra-Short Income ETF	8,275,241	(8,275,241)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Short Duration Core Plus ETF	$330
Ultra-Short Income ETF	1,315
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the year ended February 28, 2023.
F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Plus Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$111,022,635	$429,174,071	$305,092,781	$—	$—	$235,103,925	235,103,925	$3,693,503	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

243

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Income ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$4,011,385	$202,279,402	$203,652,446	$(735)	$14	$2,637,620	2,636,829	$220,558	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

International Bond Opportunities ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$486,978	$96,878,300	$82,442,697	$—	$—	$14,922,581	14,922,581	$173,337	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Municipal ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$28,406,555	$213,530,595	$176,625,865	$(2,943)	$1,897	$65,310,239	65,303,708	$692,293	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

244

Short Duration Core Plus ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$—	$65,810,247	$60,134,468	$(1,604)	$379	$5,674,554	5,672,852	$155,882	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	805,328	7,109,522	7,306,885	—	—	607,965	607,965	22,300	—
Total	$805,328	$72,919,769	$67,441,353	$(1,604)	$379	$6,282,519		$178,182	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Ultra-Short Income ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	$14,713,952	$88,999,999	$97,000,000	$(4,041)*	$1,000	$6,710,910	6,709,568	$472,928 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,401,082	53,013,390	52,614,598	—	—	1,799,874	1,799,874	85,373 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	2,751,326,315	7,078,735,106	8,504,669,030	—	—	1,325,392,391	1,325,392,391	80,742,294	—
Total	$2,767,441,349	$7,220,748,495	$8,654,283,628	$(4,041)	$1,000	$1,333,903,175		$81,300,595	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

245

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Ultra-Short Municipal Income ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$143,883,279	$1,471,672,526	$1,512,562,471	$(6,836)	$(6,380)	$102,980,118	102,969,821	$2,458,936	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
H. Derivatives  —The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

246

Notes H(1) — H(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts — The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts —  Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps  —  Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF and Short Duration Core Plus ETF engaged in various swap transactions, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

247

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(4) Summary of Derivatives Information —The following tables present the value of derivatives held as of August 31, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$—	$2,842,257	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(75,417)	(150,509)	(542,637)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,457,012	606,908	1,180,646	51,206	224,656
Swaps at Value (Assets) **	—	—	617,033	—	—
Unrealized Depreciation on Futures Contracts *	(80,675)	(175,961)	(499,622)	—	(105,288)
Swaps at Value (Liabilities) **	—	—	(666,787)	—	—
Credit Risk Exposure:
Swaps at Value (Assets) **	322,038	69,105	—	—	—
Swaps at Value (Liabilities) **	(97,968)	(2,287,547)	(772,977)	(358,961)	(58,739)

248

	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$2,376,337	$430,947	$681,024	$51,206	$119,368
Swaps at Value **	224,070	(2,218,442)	(822,731)	(358,961)	(58,739)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(75,417)	(150,509)	2,299,620	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2023:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$7,927	$(7,927)	$—	$—
BNP Paribas	64,978	(64,978)	—	—
Citibank, NA	366,307	(12,812)	—	353,495
Goldman Sachs International	85,403	(85,403)	—	—
HSBC Bank, NA	499,931	(34)	—	499,897
Merrill Lynch International	2,760	(2,760)	—	—
Morgan Stanley	1,806,254	(1,599)	—	1,804,655
Royal Bank of Canada	296	(296)	—	—
State Street Corp.	5,961	(1,628)	—	4,333
TD Bank Financial Group	2,440	—	—	2,440
	$2,842,257	$(177,437)	$—	$2,664,820

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivative Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$13,765	$(7,927)	$—	$5,838
BNP Paribas	260,965	(64,978)	—	195,987
Citibank, NA	12,812	(12,812)	—	—
Goldman Sachs International	210,830	(85,403)	—	125,427
HSBC Bank, NA	34	(34)	—	—
Merrill Lynch International	26,099	(2,760)	—	23,339
Morgan Stanley	1,599	(1,599)	—	—
Royal Bank of Canada	2,280	(296)	—	1,984
Standard Chartered Bank	12,625	—	—	12,625
State Street Corp.	1,628	(1,628)	—	—
	$542,637	$(177,437)	$—	$365,200

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.

249

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2023, by primary underlying risk exposure:
	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF	Ultra-Short Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(260,895)	$(526,200)	$(2,839,612)	$—	$(113)	$—	$—
Interest Rate Risk Exposure:
Futures Contracts	(8,935,953)	(3,921,051)	(2,831,302)	(153,788)	(716,468)	(42,712,853)	(1,776,264)
Credit Exposure Risk:
Swap Contracts	82,518	(538,889)	(228,990)	(724,631)	(46,463)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	34,463	78,571	(1,510,628)	—	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	2,544,712	564,983	(585,219)	50,893	133,271	—	325,334
Swap Contracts	—	—	66,839	—	—	—	—
Credit Exposure Risk:
Swap Contracts	88,147	(1,261,264)	(659,331)	425,403	(9,036)	—	—
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2023. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF
Futures Contracts:
Average Notional Balance Long	$271,934,719	$161,361,125	$110,270,345	$9,130,962
Average Notional Balance Short	(26,505,621)	(13,916,991)	(85,923,771)	(1,275,556)
Ending Notional Balance Long	398,471,391	120,533,594	179,037,758	13,281,406
Ending Notional Balance Short	(11,372,860)	(19,084,312)	(118,096,154)	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(2,962,051)	(5,532,332)	(49,405,109)	—
Average Settlement Value Sold	248,108	491,063	272,489,506	—
Ending Settlement Value Purchased	(3,438,722)	(5,881,474)	(39,473,059)	—
Ending Settlement Value Sold	—	—	362,328,619	—
Interest Rate-Related Swaps :
Average Notional Balance - Pays Fixed Rate	—	—	65,000,000	—
Average Notional Balance - Receives Fixed Rate	—	—	6,535,714	—
Ending Notional Balance - Pays Fixed Rate	—	—	104,000,000	—
Ending Notional Balance - Receives Fixed Rate	—	—	23,250,000	—

250

	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF
Credit Default Swaps:
Average Notional Balance - Buy Protection	$8,815,714	$42,197,000	$13,213,763	$9,350,000
Average Notional Balance -Sell Protection	18,250,000	2,285,714	—	—
Ending Notional Balance - Buy Protection	8,410,000	64,600,000	15,358,810	9,350,000
Ending Notional Balance - Sell Protection	18,250,000	1,800,000	—	—

	Short Duration Core Plus ETF	Ultra-Short Income ETF	Ultra-Short Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$46,670,104	$1,381,480,010	$106,330,287
Average Notional Balance Short	(12,128,013)	—	—
Ending Notional Balance Long	60,823,492	—	—
Ending Notional Balance Short	(12,605,813)	—	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(108,513)	—	—
Average Settlement Value Sold	108,469	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	2,722,857	—	—
Average Notional Balance -Sell Protection	571,429	—	—
Ending Notional Balance - Buy Protection	1,530,000	—	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
International Bond Opportunities ETF’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2023 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
International Bond Opportunities ETF	Collateral Received	Goldman Sachs International	$—	$(280,000)
The Funds' derivatives contracts held at August 31, 2023 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

251

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Core Plus Bond ETF	0.40%
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

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D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the six months ended August 31, 2023, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Plus Bond ETF	$605,651,037	$103,541,751	$90,236,800	$23,248,534
Income ETF	685,443,384	369,499,293	—	—
International Bond Opportunities ETF	97,136,722	35,202,930	8,706	—
Municipal ETF	237,198,744	31,218,553	3,984,023	—
Short Duration Core Plus ETF	69,528,021	26,399,018	44,459,286	27,389,988
Ultra-Short Income ETF	3,681,317,258	5,498,121,893	532,930,547	522,848,984
Ultra-Short Municipal Income ETF	1,216,841,133	1,182,442,030	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Plus Bond ETF	$1,517,302,213	$6,614,633	$52,402,602	$(45,787,969)
Income ETF	690,881,771	4,170,224	16,969,870	(12,799,646)
International Bond Opportunities ETF	376,685,874	7,448,363	34,273,188	(26,824,825)
Municipal ETF	652,412,004	1,903,874	9,618,682	(7,714,808)
Short Duration Core Plus ETF	264,792,902	527,188	8,686,364	(8,159,176)
Ultra-Short Income ETF	22,797,050,514	8,146,843	97,190,644	(89,043,801)
Ultra-Short Municipal Income ETF	2,589,383,893	606,385	12,041,919	(11,435,534)

253

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond ETF	$4,248,680	$3,612,550
Income ETF	2,129,264	324,114
International Bond Opportunities ETF	1,218,196	4,707,351
Municipal ETF	2,687,809	1,536,830
Short Duration Core Plus ETF	3,729,251	399,954
Ultra-Short Municipal Income ETF	8,097,767	7,457,996
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Plus Bond ETF	$645,515	$1,099,281	$174,661
Income ETF	931,969	1,826,186	1
International Bond Opportunities ETF	(120,254)	2,507,917	—
Municipal ETF	211,373	53,428	—
Short Duration Core Plus ETF	233,434	3,207,638	—
Ultra-Short Income ETF	3,619,486	11,643,452	—
Ultra-Short Municipal Income ETF	762,814	1,030,672	—
During the year ended February 28, 2023, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
International Bond Opportunities ETF	$31,785	$—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency

254

purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an

255

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to

256

the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
As of August 31, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments  as follows:
Ultra-Short Income ETF
Canada	11.3%

257

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond ETF
Actual	$1,000.00	$1,013.70	$1.97	0.39%
Hypothetical	1,000.00	1,023.18	1.98	0.39
JPMorgan Income ETF
Actual	1,000.00	1,024.10	2.03	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
JPMorgan International Bond Opportunities ETF
Actual	1,000.00	1,013.30	2.52	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
JPMorgan Municipal ETF
Actual	1,000.00	1,012.10	0.86	0.17
Hypothetical	1,000.00	1,024.28	0.86	0.17
JPMorgan Short Duration Core Plus ETF
Actual	1,000.00	1,018.30	1.67	0.33
Hypothetical	1,000.00	1,023.48	1.67	0.33
JPMorgan Ultra-Short Income ETF
Actual	1,000.00	1,021.90	0.81	0.16
Hypothetical	1,000.00	1,024.33	0.81	0.16
JPMorgan Ultra-Short Municipal Income ETF
Actual	1,000.00	1,015.40	0.86	0.17
Hypothetical	1,000.00	1,024.28	0.86	0.17

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

258	J.P. Morgan Exchange-Traded Funds	August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	259

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited)
JPMorgan Core Plus Bond ETF, JPMorgan Income ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 10, 2023.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assess ments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements.  The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below.  The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of each Fund and its shareholders.
The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Management Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

260	J.P. Morgan Exchange-Traded Funds	August 31, 2023

•  Information about the structure and distribution strategy of each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates from providing services to the Funds. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of these arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that certain J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
 Economies of Scale
The Trustees considered the extent to which each Fund will benefit from potential economies of scale.  The Trustees noted that each Fund has a “unitary” management fee which does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment

August 31, 2023	J.P. Morgan Exchange-Traded Funds	261

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited) (continued)
management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund, as applicable.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and relative performance information for Funds with at least one-year of performance history in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included ranking the Funds within a performance universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), by total return for applicable one-, three and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe and noted that the Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Core Plus Bond ETF’s performance was in the second and first quintiles of the Universe for the one-and three-year periods ended December 31, 2022, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Income ETF’s performance was in the first quintile of the Universe for the one-year period ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s performance was in the first quintile of the Universe for the one-year period ended December 31, 2022. Broadridge did not calculate quintile rankings for the three- and five-year periods due to the limited number of funds in the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Municipal ETF’s performance was in the second and third quintiles of the Universe for the one- and three-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s performance was in the third quintile of the Universe for the one-year period ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

262	J.P. Morgan Exchange-Traded Funds	August 31, 2023

The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s performance was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as each Fund.  This review included ranking of each Fund within an expense universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that the Peer Group and/or Universe quintile rankings were not calculated if the number of funds in the Peer Group and/or Universe did not meet a predetermined minimum.  The Trustees also reviewed information about other expenses and the total expense ratio for each Fund.  The Trustees compared the management fee for each Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser.  The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts.  The Trustees considered how the Funds are positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s management fee was appropriate as compared to identified peer funds.  The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Core Plus Bond ETF’s net management fee and actual total expenses were both in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Income ETF’s net management fee was in the first and second quintiles of the
Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were also in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Municipal ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were and in the third and second quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s net management fee and actual total expenses were both in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that while Broadridge provide data for funds in the Peer Group and Universe for the JPMorgan Ultra-Short Municipal Income ETF, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	263

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-FIETF-823

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

August 31, 2023	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(0.15)%
Market Price **	(0.19)%
MSCI US REIT Custom Capped Index	(0.08)%
Net Assets as of 8/31/2023	$744,773,226
Fund Ticker	BBRE
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index is a free-float adjusted market-cap weighted index designed to measure the performance of U.S. equity real estate investment trust (REIT) securities. Using a passive investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible and invests at least 80% of its assets in securities included in the Underlying Index. The Underlying Index includes a capping methodology, which is designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the Underlying Index, from exceeding a maximum of 25% of the Underlying Index.
HOW DID THE MARKET PERFORM?
While U.S. equities largely generated positive returns for the six-month period, shares of REITs underperformed the broader market. The U.S. Federal Reserve continued to raise interest rates throughout most of the period in response to elevated inflation levels. Data showed inflation in the U.S. receding faster than most economists had expected, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
The six-month period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
During the period, rising interest rates and weakness in the office and retail properties market weighed on the broader REIT sector and hurt performance of the Fund and the Underlying Index. Industrial and health care property REITS generally outperformed other REIT sectors during the period.
HOW WAS THE FUND POSITIONED?
At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the diversified and apartment REIT sectors and the smallest allocations were to the hotels and regional malls REIT sectors.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $84.16 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $84.15.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF August 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Prologis, Inc.	11.3%
2.	Equinix, Inc.	7.1
3.	Public Storage	4.0
4.	Welltower, Inc.	3.9
5.	Digital Realty Trust, Inc.	3.8
6.	Simon Property Group, Inc.	3.7
7.	Realty Income Corp.	3.5
8.	VICI Properties, Inc.	2.9
9.	Extra Space Storage, Inc.	2.7
10.	AvalonBay Communities, Inc.	2.5

PORTFOLIO COMPOSITION BY SECTOR AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Diversified	18.5%
Apartments	17.4
Industrial	16.0
Health Care	9.9
Storage	9.7
Office	6.2
Single Tenant	5.9
Shopping Centers	5.5
Regional Malls	4.2
Hotels	3.3
Short-Term Investments	3.4

August 31, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders MSCI US REIT ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF
Net Asset Value	June 15, 2018	(0.15)%	(2.84)%	3.65%	4.85%
Market Price		(0.19)	(2.88)	4.89	4.85

*	Not annualized.
LIFE OF FUND PERFORMANCE (6/15/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on June 15, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders MSCI US REIT ETF and the MSCI US REIT Custom Capped Index from June 15, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI US REIT Custom Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.
The MSCI US REIT Custom Capped Index is designed to measure the performance of the US equity REIT market across all market capitalizations. It starts with the universe and weightings of stocks in the MSCI US REIT Index and applies certain investment limits designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the MSCI US REIT Custom Capped Index, from exceeding a maximum of 25% of the MSCI US REIT Custom Capped Index.
For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Apartments — 18.0%
American Homes 4 Rent, Class A, REIT	241,520	8,704,381
Apartment Income REIT Corp., REIT	114,340	3,894,420
Apartment Investment and Management Co., Class A, REIT	117,481	894,030
AvalonBay Communities, Inc., REIT	106,266	19,533,816
Camden Property Trust, REIT	76,976	8,284,157
Centerspace, REIT	11,774	762,249
Equity LifeStyle Properties, Inc., REIT (a)	134,456	9,003,174
Equity Residential, REIT	272,750	17,682,383
Essex Property Trust, Inc., REIT	49,229	11,735,701
Independence Realty Trust, Inc., REIT	171,230	2,881,801
Invitation Homes, Inc., REIT	464,528	15,835,760
Mid-America Apartment Communities, Inc., REIT	87,759	12,745,240
NexPoint Residential Trust, Inc., REIT	17,940	673,647
Sun Communities, Inc., REIT	94,158	11,526,822
UDR, Inc., REIT	247,518	9,875,968
		134,033,549
Diversified — 19.1%
Alexander & Baldwin, Inc., REIT	56,166	1,011,550
American Assets Trust, Inc., REIT	40,130	859,183
Armada Hoffler Properties, Inc., REIT	53,187	605,800
Broadstone Net Lease, Inc., REIT	132,629	2,144,611
Digital Realty Trust, Inc., REIT	218,377	28,764,618
Elme Communities, REIT	67,655	1,040,534
EPR Properties, REIT	57,416	2,571,089
Equinix, Inc., REIT	70,243	54,886,475
Farmland Partners, Inc., REIT (a)	41,280	458,208
Gaming and Leisure Properties, Inc., REIT	195,807	9,281,252
Gladstone Commercial Corp., REIT	31,888	419,327
Gladstone Land Corp., REIT	26,373	414,847
Global Net Lease, Inc., REIT (a)	80,660	915,491
InvenTrust Properties Corp., REIT	52,099	1,245,687
LXP Industrial Trust, REIT	211,308	2,075,045
Necessity Retail REIT, Inc. (The), REIT	105,916	794,370
One Liberty Properties, Inc., REIT	13,823	271,622
Safehold, Inc., REIT	35,630	758,206
UMH Properties, Inc., REIT	41,471	619,991
VICI Properties, Inc., REIT	731,419	22,556,962
WP Carey, Inc., REIT	158,138	10,286,877
		141,981,745
Health Care — 10.2%
CareTrust REIT, Inc., REIT	74,652	1,504,238
Community Healthcare Trust, Inc., REIT	18,812	624,370
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Diversified Healthcare Trust, REIT	62,342	169,259
Global Medical REIT, Inc., REIT	49,530	479,450
Healthcare Realty Trust, Inc., REIT	289,824	5,077,717
Healthpeak Properties, Inc., REIT	408,859	8,414,318
LTC Properties, Inc., REIT	31,349	1,030,128
Medical Properties Trust, Inc., REIT (a)	456,208	3,293,822
National Health Investors, Inc., REIT	33,310	1,703,140
Omega Healthcare Investors, Inc., REIT	178,400	5,676,688
Physicians Realty Trust, REIT	174,633	2,429,145
Sabra Health Care REIT, Inc., REIT	177,061	2,218,574
Universal Health Realty Income Trust, REIT	10,407	485,278
Ventas, Inc., REIT	303,740	13,267,363
Welltower, Inc., REIT	358,804	29,737,676
		76,111,166
Hotels — 3.4%
Apple Hospitality REIT, Inc., REIT	166,207	2,496,429
Chatham Lodging Trust, REIT	37,244	364,246
DiamondRock Hospitality Co., REIT	161,335	1,300,360
Host Hotels & Resorts, Inc., REIT	543,747	8,585,765
Park Hotels & Resorts, Inc., REIT	172,156	2,208,762
Pebblebrook Hotel Trust, REIT (a)	101,180	1,464,075
RLJ Lodging Trust, REIT	124,861	1,247,361
Ryman Hospitality Properties, Inc., REIT	39,979	3,399,414
Service Properties Trust, REIT	128,087	1,057,999
Summit Hotel Properties, Inc., REIT	84,096	488,598
Sunstone Hotel Investors, Inc., REIT	161,621	1,451,357
Xenia Hotels & Resorts, Inc., REIT	88,008	1,038,494
		25,102,860
Industrial — 16.6%
Americold Realty Trust, Inc., REIT	205,085	6,901,110
EastGroup Properties, Inc., REIT	33,185	5,961,021
First Industrial Realty Trust, Inc., REIT	100,642	5,227,345
Innovative Industrial Properties, Inc., REIT	21,513	1,877,655
Plymouth Industrial REIT, Inc., REIT	33,475	766,912
Prologis, Inc., REIT	697,593	86,641,050
Rexford Industrial Realty, Inc., REIT (a)	139,593	7,464,038
STAG Industrial, Inc., REIT	136,570	4,988,902
Terreno Realty Corp., REIT	58,049	3,534,604
		123,362,637
Office — 6.4%
Alexandria Real Estate Equities, Inc., REIT	118,452	13,780,706
Boston Properties, Inc., REIT	113,404	7,571,985
Brandywine Realty Trust, REIT	135,652	678,260
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Corporate Office Properties Trust, REIT	86,165	2,229,950
Cousins Properties, Inc., REIT	115,903	2,723,720
Douglas Emmett, Inc., REIT (a)	135,185	1,847,979
Easterly Government Properties, Inc., REIT	66,938	894,961
Empire State Realty Trust, Inc., Class A, REIT	107,060	934,634
Equity Commonwealth, REIT	84,036	1,599,205
Highwoods Properties, Inc., REIT	80,776	1,924,892
Hudson Pacific Properties, Inc., REIT	111,327	758,137
JBG SMITH Properties, REIT (a)	79,074	1,239,880
Kilroy Realty Corp., REIT	80,540	2,975,953
Office Properties Income Trust, REIT	40,194	297,436
Orion Office REIT, Inc., REIT	46,384	270,419
Paramount Group, Inc., REIT	138,025	709,449
Peakstone Realty Trust, REIT	8,945	175,769
Piedmont Office Realty Trust, Inc., Class A, REIT	96,777	664,858
SL Green Realty Corp., REIT (a)	49,768	1,953,892
Veris Residential, Inc., REIT *	60,004	1,116,674
Vornado Realty Trust, REIT (a)	125,243	3,008,337
		47,357,096
Regional Malls — 4.3%
CBL & Associates Properties, Inc., REIT (a)	10,572	226,135
Macerich Co. (The), REIT (a)	165,104	1,930,066
Simon Property Group, Inc., REIT (a)	248,275	28,176,730
Tanger Factory Outlet Centers, Inc., REIT	80,256	1,865,952
		32,198,883
Shopping Centers — 5.7%
Acadia Realty Trust, REIT	73,616	1,096,142
Alexander's, Inc., REIT	1,863	357,230
Brixmor Property Group, Inc., REIT	228,570	5,023,969
Federal Realty Investment Trust, REIT	55,682	5,453,495
Kimco Realty Corp., REIT	470,420	8,909,755
Kite Realty Group Trust, REIT	167,251	3,774,855
NETSTREIT Corp., REIT	42,781	724,282
Phillips Edison & Co., Inc., REIT (a)	89,549	3,032,129
Regency Centers Corp., REIT	126,987	7,898,591
Retail Opportunity Investments Corp., REIT	96,139	1,294,031
RPT Realty, REIT	66,975	759,497
Saul Centers, Inc., REIT	11,485	431,377
SITE Centers Corp., REIT	146,883	1,960,888
Urban Edge Properties, REIT	90,552	1,481,431
Whitestone, REIT	38,006	380,060
		42,577,732
INVESTMENTS	SHARES	VALUE($)

Single Tenant — 6.1%
Agree Realty Corp., REIT	67,516	4,173,839
Essential Properties Realty Trust, Inc., REIT	108,858	2,614,769
Four Corners Property Trust, Inc., REIT	64,448	1,621,512
Getty Realty Corp., REIT	30,745	922,965
NNN REIT, Inc., REIT	136,085	5,360,388
Realty Income Corp., REIT	476,206	26,686,584
Spirit Realty Capital, Inc., REIT	106,508	4,112,274
		45,492,331
Storage — 10.0%
CubeSmart, REIT	170,853	7,126,279
Extra Space Storage, Inc., REIT	159,607	20,538,229
Iron Mountain, Inc., REIT	220,959	14,039,735
National Storage Affiliates Trust, REIT	66,041	2,218,977
Public Storage, REIT	111,905	30,928,304
		74,851,524
Total Common Stocks (Cost $899,230,601)		743,069,523
Short-Term Investments — 3.5%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $2,856,947)	2,856,947	2,856,947
Investment of Cash Collateral from Securities Loaned — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (b) (c)	19,996,201	20,000,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	3,561,277	3,561,277
Total Investment of Cash Collateral from Securities Loaned (Cost $23,561,477)		23,561,477
Total Short-Term Investments (Cost $26,418,424)		26,418,424
Total Investments — 103.3% (Cost $925,649,025)		769,487,947
Liabilities in Excess of Other Assets — (3.3)%		(24,714,721)
NET ASSETS — 100.0%		744,773,226

Percentages indicated are based on net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $22,938,482.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2023.
Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	44	09/15/2023	USD	1,434,840	8,479

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$743,069,523
Investments in affiliates, at value	2,856,947
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	23,561,477
Cash	9,600
Deposits at broker for futures contracts	365,000
Receivables:
Investment securities sold	133,141
Fund shares sold	15,763
Dividends from non-affiliates	533,349
Dividends from affiliates	413
Securities lending income (See Note 2.B.)	5,423
Total Assets	770,550,636
LIABILITIES:
Payables:
Investment securities purchased	2,113,649
Collateral received on securities loaned (See Note 2.B.)	23,561,477
Variation margin on futures contracts	36,458
Accrued liabilities:
Management fees (See Note 3.A.)	65,826
Total Liabilities	25,777,410
Net Assets	$744,773,226
NET ASSETS:
Paid-in-Capital	$957,295,087
Total distributable earnings (loss)	(212,521,861)
Total Net Assets	$744,773,226
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	8,850,000
Net asset value, per share	$84.16
Cost of investments in non-affiliates	$899,230,601
Cost of investments in affiliates	2,856,947
Investment securities on loan, at value (See Note 2.B.)	22,938,482
Cost of investment of cash collateral (See Note 2.B.)	23,561,477
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$11,991
Interest income from affiliates	29
Dividend income from non-affiliates	13,066,118
Dividend income from affiliates	82,755
Income from securities lending (net) (See Note 2.B.)	34,527
Total investment income	13,195,420
EXPENSES:
Management fees (See Note 3.A.)	404,420
Interest expense to affiliates	27
Total expenses	404,447
Net investment income (loss)	12,790,973
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,716,915)
In-kind redemptions of investments in non-affiliates (See Note 4)	4,469,702
Futures contracts	512
Net realized gain (loss)	1,753,299
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(14,623,998)
Futures contracts	(45,109)
Change in net unrealized appreciation/depreciation	(14,669,107)
Net realized/unrealized gains (losses)	(12,915,808)
Change in net assets resulting from operations	$(124,835)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	9

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,790,973	$31,860,013
Net realized gain (loss)	1,753,299	22,039,086
Change in net unrealized appreciation/depreciation	(14,669,107)	(193,289,538)
Change in net assets resulting from operations	(124,835)	(139,390,439)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,191,491)	(24,640,292)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,725,227	(451,881,328)
NET ASSETS:
Change in net assets	3,408,901	(615,912,059)
Beginning of period	741,364,325	1,357,276,384
End of period	$744,773,226	$741,364,325
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$92,974,421	$456,973,055
Cost of shares redeemed	(75,249,194)	(908,854,383)
Total change in net assets resulting from capital transactions	$17,725,227	$(451,881,328)
SHARE TRANSACTIONS:
Issued	1,125,000	4,900,000
Redeemed	(900,000)	(9,850,000)
Net increase (decrease) in shares from share transactions	225,000	(4,950,000)
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders MSCI US REIT ETF
Six Months Ended August 31, 2023 (Unaudited)	$85.96	$1.45	$(1.63)	$(0.18)	$(1.62)	$—	$(1.62)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)	—	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)	—	(1.89)
Year Ended February 28, 2021	82.62	2.07	0.28 (f)	2.35	(2.51)	—	(2.51)
Year Ended February 29, 2020	81.21	2.55	0.80 (f)	3.35	(1.85)	(0.09)	(1.94)
June 15, 2018 (h) through February 28, 2019	75.67	1.85	5.10	6.95	(1.35)	(0.06)	(1.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$84.16	$84.15	(0.14)%	(0.19)%	$744,773,226	0.11%	3.46%	0.11%	2%
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	0.11	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	0.11	5
82.46	82.56	3.37	3.36	944,122,915	0.11	2.82	0.11	7
82.62	82.73	4.06	4.18	1,206,297,493	0.11	2.88	0.16 (g)	5
81.21	81.22	9.40	9.41 (i)	136,028,924	0.11 (j)	3.37	0.40 (g)(j)	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

14	J.P. Morgan Exchange-Traded Funds	August 31, 2023

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$769,487,947	$—	$—	$769,487,947
Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,479	$—	$—	$8,479

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2023.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$22,938,482	$(22,938,482)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2023, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$1,335
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
C. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	$20	$148,000,000	$127,999,320	$(500)*	$—	$20,000,200	19,996,201	$537,882 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,129,388	95,899,962	95,468,073	—	—	3,561,277	3,561,277	95,386 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	2,659,750	26,693,885	26,496,688	—	—	2,856,947	2,856,947	82,755	—
Total	$5,789,158	$270,593,847	$249,964,081	$(500)	$—	$26,418,424		$716,023	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2023

The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2023:

Futures Contracts:
Average Notional Balance Long	$4,084,469
Ending Notional Balance Long	1,434,840
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee — JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee — JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
D. Distribution Services — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$15,857,545	$12,125,371
During the six months ended August 31, 2023, there were no purchases or sales of U.S. Government securities.
For the six months ended August 31, 2023, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$92,212,373	$74,682,389
During the six months ended August 31, 2023, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$925,649,025	$11,909,096	$168,061,695	$(156,152,599)
At February 28, 2023, the Fund had net capital loss carryforwards which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$25,400,113	$13,434,169

18	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2023, the Fund deferred to March 1, 2023 the following net capital losses (gains):
Net Capital Losses (Gains)
Short-Term	Long-Term
$7,936,103	$12,275,324
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
As of August 31, 2023, JPMorgan SmartRetirement Funds  and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
12.0%	29.0%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Fund is subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan BetaBuilders MSCI US REIT ETF
Actual	$1,000.00	$998.60	$0.55	0.11%
Hypothetical	1,000.00	1,024.58	0.56	0.11

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

August 31, 2023	J.P. Morgan Exchange-Traded Funds	21

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each of the applicable J.P. Morgan Exchange-Traded Funds (each a “Fund”; and collectively, the “Funds”) Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of the Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of the Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review the Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of the Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether the Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for the Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether the Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2023

BOARD APPROVAL OF MANAGEMENT AGREEMENT
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements.  The Board also met for the specific purpose of considering  management agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for the Fund.  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of the Management Agreement on August 10, 2023.
As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”).  This information includes the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks and peers.  Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management
Agreement.  The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below.  The Trustees considered information provided with respect to the Fund over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.  The Trustees determined that the compensation received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.
The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under its Management Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•  The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•  Information about the structure and distribution strategy of the Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

August 31, 2023	J.P. Morgan Exchange-Traded Funds	23

BOARD APPROVAL OF MANAGEMENT AGREEMENT
(Unaudited) (continued)
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Fund;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered the fees earned by J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting, and other related services for the Fund, and the profitability of these arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund.  The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of Fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale.  The Trustees noted that the Fund has a “unitary” management fee which does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale.  The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future.  The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks

24	J.P. Morgan Exchange-Traded Funds	August 31, 2023

and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund, as applicable. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered the Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index.  The Trustees considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management.  As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser.  After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by the Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as the Fund.  This review included ranking of the Fund within an expense universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Trustees also reviewed information about other expenses and the total expense ratio for the Fund.  The Trustees compared the management fee for the Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser.  The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts.  The Trustees considered how the Fund is positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s management fee was appropriate as compared to identified peer funds.  The Trustees’ determinations as a result of the review of the Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the Fund’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	25

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-RETF-823

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca
JPMorgan Inflation Managed Bond ETF	JCPI	Cboe BZX Exchange, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	Cboe BZX Exchange, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

August 31, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investment generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan High Yield Municipal ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	0.17%
Market Price **	(0.34)%
Bloomberg U.S. Municipal Index	1.04%
Bloomberg High Yield Municipal Bond Index	2.33%
Net Assets as of 8/31/2023	$220,649,324
Duration as of 8/31/2023	8.1 Years
Fund Ticker	JMHI
INVESTMENT OBJECTIVE***
The JPMorgan High Yield Municipal ETF1 (the “Fund”) seeks a high level of current income exempt from federal income taxes.
INVESTMENT APPROACH
The Fund invests in U.S. municipal securities that are exempt from federal income taxes and seeks a competitive yield and higher after-tax returns by focusing on high yield municipal bonds. The Fund may invest up to 100% in securities rated below investment grade that offer a higher yield than investment grade securities but involve a greater degree of risk.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed both the Bloomberg US Municipal Index (the “Benchmark”) and the Bloomberg High Yield Municipal Bond Index.
Relative to the Benchmark, the Fund’s longer duration in bonds rated AA and single-A was a leading detractor from performance. Generally, bonds of longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s overweight position in the education sector and its underweight positions in the transportation and leasing sectors also detracted from relative performance. The Fund’s underweight allocations to California and New York state bonds also detracted from relative performance.
The Fund’s overweight allocation to bonds rated BBB was a leading contributor to performance relative to the Benchmark. The Fund’s overweight allocation to bonds of 0-to-2 year maturities and its underweight allocation to Washington state bonds also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. At the end of the reporting period, the Fund’s largest allocations were to unrated bonds and bonds rated BBB, while its smallest allocations were to bonds rated single-B and CCC and lower. The duration was 9.0 years compared with 6.2 years for the Benchmark.
1 On July 14, 2023, the Fund acquired the assets and liabilities, and assumed the performance, financial and other historical information, of the JPMorgan High Yield Municipal Fund (the “Predecessor Fund”), an open-end mutual fund that had operated since September 17, 2007. The Fund’s performance prior to July 14, 2023 is linked to the Predecessor Fund’s Class R6 Shares.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan High Yield Municipal ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.03 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $48.78.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	17.1%
AA	12.5
A	6.3
BBB	10.1
BB	10.9
CCC	1.9
NR	41.2

4	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Municipal ETF
Net Asset Value	September 17, 2007**	0.17%	(2.39)%	0.66%	2.14%
Market Price		(0.34)	(2.89)	0.55	2.09

*	Not annualized.
**	Inception date for Class I Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan High Yield Municipal ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to July 14, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 1, 2018. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is September 17, 2007.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Inflation Managed Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.09%
Market Price **	0.19%
Bloomberg 1-10 Year U.S. TIPS Index	1.35%
Bloomberg U.S. Intermediate Aggregate Index	1.25%
Net Assets as of 8/31/2023	$486,535,910
Duration as of 8/31/2023	5.0 Years
Fund Ticker	JCPI
INVESTMENT OBJECTIVE***
The JPMorgan Inflation Managed Bond ETF (the “Fund”) seeks to maximize inflation protected total return.
INVESTMENT APPROACH
The Fund invests in a core portfolio of fixed income securities in combination with swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers (CPI-U) and other investments including actual inflation-protected securities to protect the total return generated by its core fixed income holding from inflation risk.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed both the Bloomberg 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Bloomberg U.S. Intermediate Aggregate Index.
Relative to the Index, The Fund’s longer duration posture and yield curve steepening exposure were the primary detractors from performance. Bonds of longer duration generally experience a larger decline in price compared with bonds of shorter duration when interest rates rise. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s allocation to agency mortgage-backed securities was a modest detractor from performance relative to the Index during the period.
The Fund’s allocations to investment grade credit, commercial mortgage-backed securities and asset-backed securities were leading contributors to relative performance.
Relative to the Bloomberg U.S. Intermediate Aggregate Index, the Fund’s underweight position in mortgage-backed securities was the leading contributor to performance.
HOW WAS THE FUND POSITIONED?
Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning.
The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from actual, realized inflation, as well as from the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPI-U swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of the swap. In turn, the Fund pays a compounded fixed rate. TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the CPI-U and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	26.2%
U.S. Treasury Obligations	17.9
Mortgage-Backed Securities	17.8
Asset-Backed Securities	15.8
Collateralized Mortgage Obligations	9.7
Commercial Mortgage-Backed Securities	8.8
U.S. Government Agency Securities	2.2
Others (each less than 1.0%)	0.3
Short-Term Investments	1.3

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

6	J.P. Morgan Exchange-Traded Funds	August 31, 2023

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.93 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.  The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $45.59.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Inflation Managed Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan Inflation Managed Bond ETF
Net Asset Value	November 30, 2010**	1.09%	(1.72)%	1.94%	1.67%
Market Price		0.19	(2.22)	1.78	1.60

*	Not annualized.
**	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to April 8, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 30, 2010.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on April 11, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg
U.S. Intermediate Aggregate Index from August 31, 2013 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Limited Duration Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	2.23%
Market Price **	2.03%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	1.86%
Net Assets as of 8/31/2023	$826,346,989
Duration as of 8/31/2023	1.5 Years
Fund Ticker	JPLD
INVESTMENT OBJECTIVE***
The JPMorgan Limited Duration Bond ETF1 (the “Fund”) seeks a high level of current income consistent with low volatility of principal.
INVESTMENT APPROACH
The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable-rate mortgages, money market instruments, and structured investments. The Fund seeks to maintain a duration of three years or less. Duration measures the price sensitivity of a debt security or a portfolio of debt securities to changes in interest rates. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise. The Fund’s out-of-Benchmark allocation to securitized debt also contributed to relative performance.
The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities and its exposure to portions of the yield curve beyond 1 to 3 years were leading detractors from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s duration increased to 1.55 years at August 31, 2023 from 1.48 years at February 28, 2023.
1On July 28, 2023, the Fund acquired the assets and liabilities, and assumed the performance, financial and other historical information, of the JPMorgan Limited Duration Bond Fund (the “Predecessor Fund”), an open-end mutual fund that had operated since February 2, 1993. The Fund’s performance prior to July 28, 2023 is linked to the Predecessor Fund’s Class R6 Shares.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Limited Duration Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.22 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to the Fund's listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.  The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $50.12.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Asset-Backed Securities	39.4%
Collateralized Mortgage Obligations	28.1
Mortgage-Backed Securities	9.2
Commercial Mortgage-Backed Securities	8.9
Corporate Bonds	6.8
Short-Term Investments	7.6

10	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan Limited Duration Bond ETF
Net Asset Value	February 22, 2005	2.23%	3.33%	1.65%	1.69%
Market Price		2.03	3.12	1.61	1.67

*	Not annualized.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to July 28, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is February 22, 2005.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Realty Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(1.04)%
Market Price **	(1.18)%
MSCI US REIT Index	(0.14)%
FTSE NAREIT All Equity REITs Index	(1.94)%
Net Assets as of 8/31/2023	$335,759,488
Fund Ticker	JPRE
INVESTMENT OBJECTIVE ***
The JPMorgan Realty Income ETF1 (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.
INVESTMENT APPROACH
The Fund invests primarily in equity securities of real estate investment trusts (“REITs”) across the market capitalization spectrum and uses an in-depth analysis of each REIT to evaluate whether each company’s current price fully reflects its long-term value.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund outperformed the FTSE NAREIT All  Equity Index (the “Benchmark”). Relative to the Benchmark, the Fund’s overweight allocation to the hotels sector and its underweight allocation to the “other” sector were leading contributors to performance, while the Fund’s security selection in the new leases sector and technology sector was a leading detractor from relative performance.
Leading individual contributors to the Fund’s relative performance included its overweight positions in Digital Realty Trust Inc. and American Homes 4 Rent, and its underweight position in Crown Castle Inc. Shares of Digital Realty Trust, a data center and work co-location REIT, rose after the company reported better-than-expected results for the second quarter of 2023. Shares of American Homes 4 Rent, a single-family homes REIT, rose after the company reported better-than-expected results for the first and second quarters of 2023. Shares of Crown Castle, a telecommunications tower REIT not held in the Fund, fell after the company lowered its cash flow forecast and unveiled a restructuring charge of $120 million.
Leading individual detractors from the Fund’s relative performance included its overweight positions in Sun Communities Inc., W.P. Carey Inc. and Ventas Inc. Shares of Sun Communities, a real estate management company that operates manufactured housing, recreational vehicles and marinas, fell after the company completed a series of acquisitions outside the U.S. Shares of W.P. Carey, a commercial property REIT, fell as rising interest rates hurt the broader net lease sector. Shares of Ventas, a health care REIT, fell after the company reported 2023 second quarter revenue that was in line with equity analysts’ expectations.
HOW WAS THE FUND POSITIONED?
The Fund’s adviser used bottom-up fundamental research to construct, in its view, a portfolio of attractively valued real estate securities. The adviser projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model. During the period, the Fund’s largest allocations were to the technology and industrials sectors and its smallest allocations were to the housing and office sectors.
1On April 1, 2023, the primary benchmark for the JPMorgan Realty Income ETF was changed to the FTSE NAREIT All Equity REITs Index from the MSCI US REIT Index to more closely align the Fund’s primary benchmark to the current real estate landscape.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $41.98 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $41.98.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF August 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	American Tower Corp.	9.3%
2.	Digital Realty Trust, Inc.	8.1
3.	Equinix, Inc.	8.1
4.	Prologis, Inc.	7.0
5.	Realty Income Corp.	6.2
6.	Welltower, Inc.	5.5
7.	UDR, Inc.	4.4
8.	Ventas, Inc.	4.2
9.	WP Carey, Inc.	4.1
10.	Public Storage	4.1

PORTFOLIO COMPOSITION BY SECTOR AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Diversified	31.8%
Apartments	17.4
Health Care	12.7
Industrial	12.0
Single Tenant	6.2
Shopping Centers	5.5
Storage	5.0
Office	3.1
Hotels	2.0
Short-Term Investments	4.3

August 31, 2023	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Realty Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan Realty Income ETF
Net Asset Value	May 15, 2006**	(1.04)%	(4.50)%	4.47%	6.82%
Market Price		(1.18)	(4.48)	4.47	6.82

*	Not annualized.
**	Inception date for Class R5 Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Realty Income ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to May 20, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 2, 2015. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class R5 Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class R5 Shares. Inception date for the Predecessor Fund’s Class R5 Shares is May 15, 2006.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class R5 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on May 23, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index from August 31, 2013 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, except specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing  operations. The FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective April 1, 2023, the Fund’s benchmark changed from the MSCI US REIT Index to the FTSE NAREIT All Equity REITs Index to better reflect how the Fund is managed for comparison purposes.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Sustainable Municipal Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.24%
Market Price **	0.98%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.89%
Net Assets as of 8/31/2023	$235,658,686
Duration as of 8/31/2023	6.0 Years
Fund Ticker	JMSI
INVESTMENT OBJECTIVE***
The JPMorgan Sustainable Municipal Income ETF1 (the “Fund”) seeks current income exempt from federal income taxes.
INVESTMENT APPROACH
The Fund uses a value-oriented approach to invest in a core fixed income portfolio of municipal bonds, including securities whose proceeds aim to provide positive social or environmental benefits. The Fund uses extensive risk/reward analysis for factors such as income, interest rate risk, credit risk and the transaction legal/technical structure.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s overweight allocation to bonds of 9-plus year maturities was a leading contributor to performance. The Fund’s overweight positions in the hospital and leasing sectors, and its overweight allocation to bonds rated BBB also contributed to relative performance.
The Fund’s underweight position in the pre-refunded and industrial development revenue/pollution control revenue sectors, and its overweight position in the water & sewer sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocation to bonds rated single-A also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund’s duration was 6.0 years and the Benchmark’s duration was 4.6 years.
1 On July 14, 2023, the Fund acquired the assets and liabilities, and assumed the performance, financial and other historical information, of the JPMorgan Sustainable Municipal Income Fund (the “Predecessor Fund”), an open-end mutual fund that had operated since February 9, 1993. The Fund’s performance prior to July 14, 2023 is linked to the Predecessor Fund’s Class R6 Shares.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Sustainable Municipal Income ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.54 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $49.41.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	11.2%
AA	30.2
A	14.5
BBB	25.0
BB	7.2
NR	11.9

16	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan Sustainable Municipal Income ETF
Net Asset Value	February 9, 1993**	1.24%	0.97%	1.17%	2.09%
Market Price		0.98	0.71	1.12	2.06

*	Not annualized.
**	Inception date for Class I Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to July 14, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 6, 2017. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is February 9, 1993.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	17

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 86.2% (a)
Alabama — 1.6%
Black Belt Energy Gas District, Gas Project Series 2023A, Rev., 5.25%, 10/1/2030 (b)	2,000,000	2,077,607
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	1,385,000	1,436,079
Total Alabama		3,513,686
Arizona — 2.8%
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 4.00%, 7/1/2029 (c)	400,000	382,910
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2041 (c)	660,000	528,275
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500,000	1,241,687
Series 2019A, Rev., 5.00%, 1/1/2037	1,000,000	686,874
Series 2019A, Rev., 5.00%, 1/1/2038	1,000,000	684,638
Series 2019A, Rev., 4.25%, 1/1/2039	1,000,000	616,542
Series 2019A, Rev., 4.50%, 1/1/2049	2,000,000	1,117,955
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450,000	413,117
Series 2018A, Rev., 5.00%, 7/1/2038	300,000	258,079
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (c)	125,000	124,504
Rev., 5.13%, 10/1/2030 (c)	210,000	209,192
Total Arizona		6,263,773
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., 12.00%, 7/1/2048 (c)	1,000,000	1,052,933
California — 6.5%
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	1,280,000	1,340,651
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750,000	762,085
Rev., 5.00%, 5/1/2038	400,000	404,607
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (c)	495,000	394,719
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	1,500,000	1,165,049
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (b) (c) (d)	2,000,000	2,000,145
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245,000	225,437
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240,000	216,921
California Public Finance Authority, Enso Village Project Series 2021A, Rev., 5.00%, 11/15/2056 (c)	500,000	427,699
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029 (c)	675,000	637,823
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	785,000	724,402
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030	200,000	157,207
CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	900,000	730,870
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (c)	1,500,000	1,046,465
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (c)	2,115,000	1,522,023
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (c)	500,000	373,345
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (c)	1,400,000	1,028,425

18

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (c)	225,000	218,822
Golden State Tobacco Securitization Corp. Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,000,000	990,306
Total California		14,367,001
Colorado — 8.9%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	479,430
Series 2018B, GO, 7.25%, 12/15/2047	500,000	475,334
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325,000	1,016,280
City and County of Denver Airport System Series 2022A, Rev., AMT, 5.00%, 11/15/2047	2,000,000	2,058,209
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175,000	135,123
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040 (c)	555,000	496,382
Rev., 5.00%, 12/1/2050 (c)	735,000	614,589
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Series 2018A, Rev., 4.00%, 12/1/2048	500,000	423,649
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (c)	750,000	643,427
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053 (d)	1,000,000	1,061,667
DIATC Metropolitan District, Limited Tax and Improvement GO, 3.25%, 12/1/2029 (c)	590,000	539,885
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515,000	507,555
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285,000	236,277
Peak Metropolitan District No. 1 Series 2021A, GO, 5.00%, 12/1/2051 (c)	600,000	510,892
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	25,000	25,094
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750,000	687,388
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	490,602	354,794
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (c)	1,250,000	836,945
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series 2022A, Rev., 5.75%, 12/1/2052	500,000	460,295
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 3.00%, 12/1/2025	555,000	528,630
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500,000	446,626
Series 2020A, Rev., 3.75%, 12/1/2040	500,000	417,587
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	698,920
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	573,673
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series 2019A, GO, 4.38%, 12/1/2030	620,000	576,535
Series 2019A, GO, 5.00%, 12/1/2039	1,000,000	942,574
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,000,000	881,854
Verve Metropolitan District No. 1 GO, 5.00%, 12/1/2041	1,125,000	894,111
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700,000	632,345
Windler Public Improvement Authority, Limited Tax Series 2021A-1, Rev., 4.00%, 12/1/2036	1,865,000	1,397,563
Total Colorado		19,553,633
Connecticut — 0.7%
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,500,000	1,581,311

19

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Delaware — 0.5%
Delaware State Economic Development Authority, Aspria of Delaware Charter Series 2022A, Rev., 4.00%, 6/1/2042	250,000	194,645
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	943,252
Total Delaware		1,137,897
District of Columbia — 0.1%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	200,000	180,537
Florida — 3.6%
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025 (c)	300,000	290,804
Rev., 5.00%, 12/15/2027 (c)	330,000	324,989
Rev., 5.00%, 12/15/2028 (c)	345,000	339,767
Rev., 5.00%, 12/15/2029 (c)	365,000	359,172
Rev., 5.00%, 12/15/2030 (c)	510,000	499,900
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	1,625,000	1,295,840
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (c)	400,000	335,536
County of Lake, Imagine South Lake Charter School Project Series 2019A, Rev., 5.00%, 1/15/2029 (c)	500,000	501,241
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project Series 2020A, Rev., 5.00%, 6/1/2040	830,000	741,400
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	650,000	637,902
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750,000	672,930
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000,000	1,034,414
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052	1,000,000	943,259
Total Florida		7,977,154
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — 2.6%
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,000,000	1,007,819
City of Atlanta Department of Aviation Series 2023C, Rev., AMT, 5.00%, 7/1/2048	1,000,000	1,028,887
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500,000	463,274
Series 2021B, Rev., 5.00%, 1/1/2054 (c)	855,000	695,544
Municipal Electric Authority of Georgia Series 2019B, Rev., 5.00%, 1/1/2059	2,500,000	2,495,544
Total Georgia		5,691,068
Idaho — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (c)	150,000	150,313
Illinois — 3.7%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	2,500,000	2,565,515
Chicago Transit Authority Sales Tax Receipts Fund Series 2014, Rev., 5.25%, 12/1/2049	3,000,000	3,022,981
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 5.25%, 6/1/2037	175,000	163,751
Illinois Finance Authority, Plymouth Place, Inc. Series 2022B-1, Rev., 6.00%, 11/15/2027	200,000	200,087
State of Illinois
Series 2020C, GO, 4.25%, 10/1/2045	2,250,000	2,103,991
Series 2023B, GO, 4.50%, 5/1/2048	160,000	153,332
Total Illinois		8,209,657
Indiana — 3.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	1,000,000	789,818
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	1,550,000	1,179,861
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105,000	98,006
Series 2020A, Rev., 5.00%, 7/1/2040	170,000	160,025
Series 2020A, Rev., 5.00%, 7/1/2055	455,000	402,379
Indiana Finance Authority, Lease Appropriation Stadium Project Series 2022A, Rev., 4.00%, 2/1/2036	1,985,000	2,022,152

20

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 4.00%, 9/15/2044	1,090,000	896,833
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,250,000	974,683
Total Indiana		6,523,757
Iowa — 0.4%
Iowa Finance Authority, PHS Council Bluffs, Inc., Project
Series 2018, Rev., 4.45%, 8/1/2028	250,000	229,638
Series 2018, Rev., 5.00%, 8/1/2033	485,000	427,257
Series 2018, Rev., 5.00%, 8/1/2038	370,000	296,600
Total Iowa		953,495
Kansas — 0.4%
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500,000	431,365
Series 2018I, Rev., 5.00%, 5/15/2038	500,000	388,277
Total Kansas		819,642
Louisiana — 1.2%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (c)	1,145,000	928,338
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041 (c)	440,000	343,477
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	700,000	541,483
Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740,000	556,743
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (c)	290,000	263,716
Total Louisiana		2,633,757
Maryland — 0.1%
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue Rev., 3.25%, 7/1/2039	175,000	137,218
Michigan — 5.3%
City of Detroit, Unlimited Tax
GO, 5.00%, 4/1/2037	500,000	506,718
Series 2023C, GO, 6.00%, 5/1/2043	2,300,000	2,525,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Detroit Downtown Development Authority, Tax Increment Catalyst Development Project Series 2018A, Rev., AGM, 5.00%, 7/1/2048	1,500,000	1,502,809
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project Rev., 5.00%, 5/15/2037	1,230,000	1,116,126
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540,000	476,269
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750,000	764,887
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670,000	630,632
Rev., 5.00%, 5/15/2044	1,000,000	880,129
State of Michigan Trunk Line, Rebuilding Michigan Program Series 2023, Rev., 5.25%, 11/15/2049 (d)	3,000,000	3,290,504
Total Michigan		11,693,091
Missouri — 0.7%
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	575,000	561,108
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project Series 2021, Rev., 4.25%, 11/1/2050	1,250,000	1,024,853
Total Missouri		1,585,961
Montana — 0.4%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (c)	1,000,000	902,080
Nevada — 0.6%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
Series 2020, 3.50%, 6/1/2030	200,000	182,378
Series 2020, 3.50%, 6/1/2031	160,000	141,558
Series 2020, 3.75%, 6/1/2032	260,000	230,535
4.00%, 6/1/2033	180,000	166,080
4.00%, 6/1/2034	185,000	168,750
4.00%, 6/1/2035	185,000	166,875
4.00%, 6/1/2040	445,000	385,479
Total Nevada		1,441,655

21

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — 0.5%
New Hampshire Business Finance Authority, The Vista Project
Series 2019A, Rev., 5.25%, 7/1/2039 (c)	200,000	178,772
Series 2019A, Rev., 5.63%, 7/1/2046 (c)	1,000,000	890,035
Total New Hampshire		1,068,807
New Jersey — 2.5%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c)	2,000,000	1,408,813
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018A, Rev., 5.00%, 10/1/2033 (c)	1,000,000	942,483
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (c)	3,000,000	2,100,280
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	1,000,000	982,590
Total New Jersey		5,434,166
New York — 6.1%
Build NYC Resource Corp., New World Preparatory Charter School Project Series 2021A, Rev., 4.00%, 6/15/2051 (c)	395,000	283,371
Build NYC Resource Corp., Richmond Charter Schools Series 2021A, Rev., 5.00%, 6/1/2051 (c)	575,000	511,877
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,025,000	968,497
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000,000	710,541
Monroe County Industrial Development Corp.,Rochester Regional Health Project Series 2020A, Rev., 4.00%, 12/1/2036	2,800,000	2,620,554
New York City Transitional Finance Authority Future Tax Secured Series 2024B, Rev., 5.00%, 5/1/2038	1,000,000	1,100,718
New York City Transitional Finance Authority, Building Aid Fiscal 2021 Series 2020S1, Rev., 4.00%, 7/15/2046	1,800,000	1,706,846
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	513,979
Rev., AMT, 5.00%, 1/1/2034	375,000	385,180
Rev., AMT, 4.38%, 10/1/2045	2,000,000	1,878,381
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	750,000	611,291
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2023B-1, Rev., 5.00%, 11/15/2044	1,500,000	1,609,819
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200,000	187,763
Series 2019A, Rev., 5.00%, 10/15/2039	315,000	292,880
Total New York		13,381,697
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,000,000	914,092
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	1,151,586
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	460,000	438,428
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250,000	236,034
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125,000	92,792
Series 2021A, Rev., 4.00%, 12/1/2045	120,000	99,678
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project Rev., 5.00%, 12/1/2038	685,000	631,293
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000,000	2,008,467
Total Ohio		5,572,370
Oklahoma — 1.1%
Oklahoma Development Finance Authority Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	1,600,000	1,529,205
Series 2018B, Rev., 5.50%, 8/15/2057	1,000,000	945,719
Total Oklahoma		2,474,924
Oregon — 0.0% ^
Linn County Community School District No. 9 Lebanon Series 2005, GO, NATL - RE, 5.50%, 6/15/2030	20,000	22,523

22

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — 2.8%
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	241,092
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890,000	665,483
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 5.00%, 12/1/2049	500,000	386,478
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021A, Rev., 4.00%, 12/1/2051	2,500,000	2,294,192
Philadelphia Authority for Industrial Development, Independence Charter School West Project Rev., 4.00%, 6/15/2029	355,000	335,477
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018A, Rev., 4.50%, 6/1/2029 (c)	600,000	587,492
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	200,000	162,519
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750,000	690,388
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,000,000	877,839
Total Pennsylvania		6,240,960
Puerto Rico — 3.0%
Commonwealth of Puerto Rico GO, Zero Coupon, 11/1/2043 (b)	237,064	122,088
Puerto Rico Highway and Transportation Authority,Puerto Rico Commonwealth Highway Transport Authorized Restructured Series 2022C, Rev., Zero Coupon, 7/1/2053	2,000,000	1,262,501
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2051	11,500,000	2,362,531
Series A-1, Rev., 5.00%, 7/1/2058	3,000,000	2,903,716
Total Puerto Rico		6,650,836
Rhode Island — 0.0% ^
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100,000	100,971
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — 1.8%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Series 2018, Rev., 4.50%, 6/1/2028 (c)	300,000	300,152
Series 2018, Rev., 5.13%, 6/1/2036 (c)	425,000	427,540
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,418,442
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	755,937
Total Tennessee		3,902,071
Texas — 9.4%
Arlington Higher Education Finance Corp., Newman International Academy Series 2021A, Rev., 5.00%, 8/15/2051	850,000	701,716
Arlington Higher Education Finance Corp., TGP Public Schools, Gathering Place Series 2022A, Rev., 5.25%, 8/15/2032	410,000	385,155
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools Series 2019A, Rev., 5.75%, 8/15/2043	1,000,000	964,354
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875,000	707,952
City of Houston Airport System Series 2023A, Rev., AMT, AGM, 5.25%, 7/1/2048	2,000,000	2,103,323
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (e)	30,000	25,945
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550,000	421,046
Dallas Fort Worth International Airport Series 2023B, Rev., 5.00%, 11/1/2047 (d)	1,000,000	1,055,524
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000,000	1,065,988
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series 2019A, Rev., 3.38%, 8/15/2029 (c)	250,000	224,661
Series 2019A, Rev., 5.00%, 8/15/2039 (c)	425,000	400,463
Series 2019A, Rev., 5.00%, 8/15/2049 (c)	670,000	591,190
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	756,966

23

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	500,000	449,773
Rev., 4.00%, 1/1/2037	625,000	486,149
Series 2020A, Rev., 5.00%, 1/1/2040	790,000	679,637
Series 2020A, Rev., 5.00%, 1/1/2055	2,000,000	1,563,198
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000,000	842,024
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420,000	1,325,477
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project
Rev., 4.00%, 1/1/2029	300,000	262,131
Rev., 5.00%, 1/1/2039	205,000	161,281
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500,000	383,804
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000,000	792,457
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,000,000	2,188,131
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500,000	478,648
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Mobility Partners Segments 3 LLC Segment 3C Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,625,000	1,625,697
Total Texas		20,642,690
Utah — 5.3%
City of Salt Lake City, Airport System Series 2023A, Rev., AMT, 5.25%, 7/1/2053	3,500,000	3,660,924
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (c)	1,100,000	831,785
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area
Series 2020B, Rev., 6.25%, 8/1/2030 (c)	1,000,000	916,805
Series 2020A, Rev., 4.50%, 8/1/2040 (c)	1,000,000	833,987
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 Rev., 4.00%, 8/1/2050 (c)	1,750,000	1,291,829
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	500,000	419,295
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029 (c)	570,000	513,713
Series 2020A, Rev., 5.00%, 6/15/2049 (c)	825,000	730,172
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	250,000	246,014
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	400,000	382,980
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500,000	468,451
Rev., 4.00%, 10/15/2036	500,000	443,203
Rev., 4.00%, 10/15/2039	700,000	588,711
Rev., 4.00%, 10/15/2042	475,000	381,234
Total Utah		11,709,103
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	70,000	69,359
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	90,000	89,143
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	70,000	69,338
Total Vermont		227,840
Virginia — 3.1%
Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760,000	674,185
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (c)	580,000	580,180
Series 2019B, Rev., 6.13%, 9/1/2029 (c)	1,695,000	1,566,258
Series 2019B, Rev., 7.00%, 9/1/2044 (c)	1,000,000	822,926
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029 (f)	1,000,000	600,000
Series 2020, Rev., 4.30%, 9/1/2030 (f)	770,000	462,000
Series 2019A, Rev., 5.00%, 9/1/2034 (f)	2,000,000	1,200,000
Series 2020, Rev., 5.00%, 9/1/2040 (f)	1,640,000	984,000
Total Virginia		6,889,549

24

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — 0.3%
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028 (c)	535,000	491,150
Rev., 5.00%, 7/1/2038 (c)	300,000	257,823
Total Washington		748,973
Wisconsin — 4.0%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2042 (c)	500,000	405,348
Public Finance Authority, Cedars Obligated Group Series 2019, Rev., 4.25%, 5/1/2029 (c)	855,000	756,920
Public Finance Authority, Community School of Davidson Project Series 2018, Rev., 3.75%, 10/1/2023	80,000	79,943
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (c)	235,000	222,913
Series 2020A, Rev., 5.00%, 6/15/2040 (c)	410,000	386,406
Public Finance Authority, First Mortgage Southminster, Inc. Series 2018, Rev., 4.25%, 10/1/2038 (c)	935,000	785,643
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (c) (f)	17,498	5,424
Series 2019A-2, Rev., 7.25%, 12/1/2048 (c) (f)	45,647	14,150
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (c)	3,955,000	2,754,306
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	800,000	538,457
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	300,000	277,420
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	250,000	221,401
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (c)	215,000	210,831
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	400,000	359,664
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (c)	400,000	376,273
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	500,000	469,796
Series 2019A, Rev., 5.00%, 6/15/2049 (c)	1,100,000	966,950
Total Wisconsin		8,831,845
Total Municipal Bonds (Cost $217,238,006)		190,268,944
	SHARES
Short-Term Investments — 15.9%
Investment Companies — 15.9%
JPMorgan Institutional Tax Free Money Market Fund Class Institutional Shares, 3.66% (g) (h) (Cost $35,111,891)	35,105,985	35,111,891
Total Investments — 102.1% (Cost $252,349,897)		225,380,835
Liabilities in Excess of Other Assets — (2.1)%		(4,731,511)
NET ASSETS — 100.0%		220,649,324

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Defaulted security.

25

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD6,520,000	(154,455)	(95,858)	(250,313)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

26

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 26.1%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	400,000	357,314
Boeing Co. (The)
2.75%, 2/1/2026	782,000	733,880
3.10%, 5/1/2026	931,000	876,923
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	406,161
Leidos, Inc. 2.30%, 2/15/2031	467,000	369,858
Northrop Grumman Corp. 2.93%, 1/15/2025	50,000	48,320
RTX Corp. 3.15%, 12/15/2024	216,000	209,383
		3,001,839
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	173,070
Automobiles — 0.7%
Honda Motor Co. Ltd. (Japan) 2.53%, 3/10/2027	50,000	45,970
Hyundai Capital America
0.80%, 1/8/2024 (a)	50,000	49,129
3.00%, 2/10/2027 (a)	903,000	825,590
2.38%, 10/15/2027 (a)	419,000	367,122
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	590,000	561,073
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	800,000	732,781
4.81%, 9/17/2030 (a)	800,000	706,042
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	378,000	296,238
		3,583,945
Banks — 6.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	600,000	505,970
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	750,000	720,945
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	175,793
2.75%, 12/3/2030	600,000	464,957
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	21,000	19,325
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	178,000	160,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	937,000	883,359
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	547,000	538,730
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	1,977,000	1,560,629
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	925,000	813,834
Bank of Montreal (Canada)
2.65%, 3/8/2027	40,000	36,484
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b) (c)	512,000	511,157
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	330,000	326,285
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (a)	357,000	358,089
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	855,000	842,501
BNP Paribas SA (France)
(3-MONTH CME TERM SOFR + 2.50%), 4.71%, 1/10/2025 (a) (b)	500,000	497,214
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	500,000	467,119
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	964,000	853,657
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	694,000	536,320
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	1,056,000	946,395
4.45%, 9/29/2027	472,000	451,167
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	90,000	85,021
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	456,000	374,490
Commonwealth Bank of Australia (Australia) 2.30%, 3/14/2025 (a)	40,000	38,301
Cooperatieve Rabobank UA (Netherlands)
2.63%, 7/22/2024 (a)	250,000	243,058
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	750,000	661,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	250,000	247,020
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	1,500,000	1,396,316
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	407,000	407,186
Discover Bank
2.45%, 9/12/2024	650,000	623,230
3.45%, 7/27/2026	447,000	409,291
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	1,000,000	867,861
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	221,545
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	1,250,000	1,205,703
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	300,000	257,825
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (b)	640,000	576,133
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,141,000	941,013
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (b)	944,000	874,172
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	480,000	431,643
KeyBank NA 3.30%, 6/1/2025	250,000	234,214
KeyCorp (SOFRINDX + 1.25%), 3.88%, 5/23/2025 (b)	184,000	175,577
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	550,000	520,947
3.75%, 1/11/2027	469,000	440,932
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	600,000	538,339
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (c)	800,000	791,538
Morgan Stanley Bank NA 4.75%, 4/21/2026	520,000	513,266
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (c)	250,000	194,823
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	286,000	253,901
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	777,000	741,393
PNC Financial Services Group, Inc. (The) (SOFR + 1.09%), 4.76%, 1/26/2027 (b)	573,000	562,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	200,000	181,536
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	200,000	202,512
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	750,000	755,907
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	700,000	665,926
4.25%, 4/14/2025 (a)	400,000	385,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	937,000	831,174
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,112,000	1,082,235
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	37,095
Truist Bank 3.30%, 5/15/2026	200,000	185,826
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	835,000	741,722
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	600,000	552,215
Wachovia Corp. 7.57%, 8/1/2026 (d)	366,000	382,784
Wells Fargo & Co. (3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	637,000	545,111
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b) (c)	540,000	509,971
		33,559,501
Beverages — 0.1%
Constellation Brands, Inc. 3.15%, 8/1/2029	370,000	330,582
Biotechnology — 0.3%
AbbVie, Inc. 2.95%, 11/21/2026	1,277,000	1,195,365
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,069
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	181,000	144,048
		1,373,482
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	41,352
Capital Markets — 2.0%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	348,295
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	1,920,000	1,867,585
1.25%, 8/7/2026	250,000	219,013
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	360,000	359,436
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	190,000	192,842
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	700,000	618,812
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	626,000	497,971
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	229,979
3.50%, 11/16/2026	1,185,000	1,113,818
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	512,000	398,753
Invesco Finance plc 3.75%, 1/15/2026	386,000	371,456
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	200,000	194,895
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	40,000	37,698
4.35%, 9/8/2026	1,163,000	1,119,913
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	110,000	84,818
Nasdaq, Inc. 5.55%, 2/15/2034	138,000	137,760
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	800,000	708,707
2.68%, 7/16/2030	453,000	367,261
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	250,000	232,862
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	900,000	800,158
		9,902,032
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	508,316
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	310,000	260,740
RPM International, Inc. 2.95%, 1/15/2032	238,000	191,052
		960,108
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	166,000	163,024
Construction & Engineering — 0.1%
Quanta Services, Inc. 2.35%, 1/15/2032	446,000	352,808
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	33,610
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,404,000	1,263,244
3.00%, 10/29/2028	1,235,000	1,070,204
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (a)	692,000	621,773
4.25%, 4/15/2026 (a)	832,000	784,625
4.38%, 5/1/2026 (a)	1,063,000	1,002,086
2.53%, 11/18/2027 (a)	2,793,000	2,384,319
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (b)	394,000	386,565
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	409,000	311,552
General Motors Financial Co., Inc.
1.20%, 10/15/2024	420,000	398,192
2.35%, 1/8/2031	890,000	691,278
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	392,000	389,384
		9,303,222
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	205,000	160,782
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	453,000	406,273
Packaging Corp. of America 3.00%, 12/15/2029	280,000	244,452
WRKCo, Inc. 4.90%, 3/15/2029	150,000	144,378
		795,103
Diversified REITs — 0.3%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163,000	147,939
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	525,269
WP Carey, Inc. 2.25%, 4/1/2033	893,000	663,343
		1,336,551
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	781,000	667,765
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	800,000	661,382
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	163,742
Verizon Communications, Inc.
2.63%, 8/15/2026	793,000	738,432
1.68%, 10/30/2030	70,000	54,721
		2,286,042
Electric Utilities — 1.8%
American Electric Power Co., Inc. 2.03%, 3/15/2024	179,000	175,131
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Arizona Public Service Co. 3.35%, 6/15/2024	322,000	314,633
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	18,973
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	10,000	9,339
Cleveland Electric Illuminating Co. (The)
5.50%, 8/15/2024	10,000	9,961
3.50%, 4/1/2028 (a)	386,000	354,759
4.55%, 11/15/2030 (a)	290,000	271,976
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	18,801
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	53,499
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	73,176
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (a)	421,000	335,523
2.78%, 1/7/2032 (a)	254,000	195,984
Edison International 3.55%, 11/15/2024	714,000	693,462
Evergy, Inc. 2.90%, 9/15/2029	218,000	189,667
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	864,000	790,082
Fortis, Inc. (Canada) 3.06%, 10/4/2026	421,000	390,488
Interstate Power and Light Co. 4.10%, 9/26/2028	30,000	28,560
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251,000	214,526
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	190,669
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	164,403
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	640,000	620,766
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	405,000	343,801
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	260,000	267,842
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	422,568
4.55%, 7/1/2030	778,999	700,525
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256,000	233,079
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	788,428
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	200,978
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,474
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	10,000	9,447
Vistra Operations Co. LLC 4.88%, 5/13/2024 (a)	680,000	669,317
		8,759,837
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	46,876
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	458,000	423,937
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	174,399
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	39,000	36,983
		211,382
Entertainment — 0.1%
Walt Disney Co. (The) 7.43%, 10/1/2026	268,000	284,902
Financial Services — 0.4%
Global Payments, Inc.
2.15%, 1/15/2027	501,000	446,504
3.20%, 8/15/2029	200,000	174,106
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	490,000	423,325
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	420,000	419,576
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (a)	300,000	292,815
		1,756,326
Food Products — 0.2%
Cargill, Inc. 2.13%, 4/23/2030 (a)	250,000	209,625
General Mills, Inc. 4.95%, 3/29/2033	151,000	147,296
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	86,639
Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	376,000	348,978
		792,538
Gas Utilities — 0.0% ^
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	48,101
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	203,221
		251,322
Ground Transportation — 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	416,000	406,762
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	219,000	217,483
5.55%, 5/1/2028 (a)	818,000	802,480
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	637,000	567,357
3.25%, 3/15/2032	508,000	393,639
		2,387,721
Health Care Equipment & Supplies — 0.0% ^
Abbott Laboratories 3.88%, 9/15/2025	40,000	39,041
Becton Dickinson & Co. 3.36%, 6/6/2024	46,000	45,127
		84,168
Health Care Providers & Services — 0.4%
CommonSpirit Health
3.35%, 10/1/2029	455,000	405,510
2.78%, 10/1/2030	171,000	143,627
CVS Health Corp. 1.88%, 2/28/2031	281,000	220,578
HCA, Inc.
5.25%, 6/15/2026	20,000	19,757
4.13%, 6/15/2029	764,000	705,712
Humana, Inc. 3.95%, 3/15/2027	292,000	280,352
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	80,761
2.80%, 6/30/2031	287,000	243,238
UnitedHealth Group, Inc. 3.38%, 4/15/2027	20,000	18,967
		2,118,502
Health Care REITs — 0.4%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	269,000	229,144
2.00%, 3/15/2031	429,000	330,374
Healthpeak OP LLC 2.13%, 12/1/2028	270,000	230,695
Physicians Realty LP 2.63%, 11/1/2031	409,000	317,719
Sabra Health Care LP 3.20%, 12/1/2031	440,000	336,071
Ventas Realty LP
3.50%, 2/1/2025	110,000	105,802
4.13%, 1/15/2026	45,000	43,277
3.25%, 10/15/2026	229,000	211,771
Welltower OP LLC 2.75%, 1/15/2032	404,000	326,633
		2,131,486
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc. 3.25%, 2/15/2030	755,000	658,139
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	407,000	390,052
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — 0.9%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	595,000	550,012
Assurant, Inc. 4.20%, 9/27/2023	23,000	22,957
Athene Global Funding 2.72%, 1/7/2029 (a)	711,000	592,929
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	258,000	250,150
CNA Financial Corp. 3.95%, 5/15/2024	439,000	433,238
CNO Global Funding
1.75%, 10/7/2026 (a)	531,000	471,374
2.65%, 1/6/2029 (a)	200,000	169,532
F&G Global Funding 2.30%, 4/11/2027 (a)	604,000	534,064
Guardian Life Global Funding 0.88%, 12/10/2025 (a)	512,000	459,450
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	377,875
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	30,000	29,687
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	18,604
3.70%, 5/15/2029	30,000	27,459
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650,000	670,800
		4,608,131
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	392,000	355,458
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	814,000	799,398
Comcast Corp. 4.15%, 10/15/2028	544,000	524,567
Discovery Communications LLC 3.95%, 3/20/2028	652,000	606,391
Paramount Global 2.90%, 1/15/2027	469,000	422,706
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	385,529
		2,738,591
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	260,000	211,471
2.85%, 4/27/2031 (a)	350,000	285,266
Steel Dynamics, Inc. 1.65%, 10/15/2027	324,000	277,875
		774,612
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	258,827
CMS Energy Corp. 2.95%, 2/15/2027	170,000	155,643
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,461
NiSource, Inc. 5.25%, 3/30/2028	166,000	165,304
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	170,018
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	369,000	290,578
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	201,925
		1,251,756
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	483,000	417,029
Corporate Office Properties LP 2.00%, 1/15/2029	257,000	202,374
Kilroy Realty LP 2.65%, 11/15/2033	592,000	411,034
		1,030,437
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	222,000	199,277
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	424,000	404,184
Cameron LNG LLC 2.90%, 7/15/2031 (a)	146,000	124,861
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	272,000	271,075
Coterra Energy, Inc. 3.90%, 5/15/2027	424,000	403,120
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	313,000	302,352
5.38%, 6/26/2026	295,000	284,749
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	399,000	399,184
Energy Transfer LP
5.95%, 12/1/2025	446,000	446,510
5.50%, 6/1/2027	244,000	242,580
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	695,000	694,720
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	376,913
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,116,000	883,462
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	312,000	288,516
3.45%, 10/15/2027 (a)	637,000	569,774
HF Sinclair Corp.
2.63%, 10/1/2023	95,000	94,695
5.88%, 4/1/2026	300,000	301,465
MPLX LP
4.13%, 3/1/2027	458,000	438,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.25%, 12/1/2027	118,000	112,284
5.00%, 3/1/2033	350,000	330,375
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	271,000	222,311
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	416,830
Phillips 66 2.15%, 12/15/2030	206,000	166,808
Pioneer Natural Resources Co. 1.13%, 1/15/2026	448,000	406,116
Plains All American Pipeline LP 4.65%, 10/15/2025	357,000	348,162
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250,000	235,263
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	213,754
Targa Resources Partners LP 4.00%, 1/15/2032	153,000	131,996
		9,309,846
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	106,999	104,367
Personal Care Products — 0.1%
Kenvue, Inc. 5.00%, 3/22/2030 (a)	428,000	428,332
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	30,000	27,788
Merck & Co., Inc. 4.50%, 5/17/2033	200,000	194,924
Mylan, Inc. 4.55%, 4/15/2028	20,000	18,830
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,300,000	1,069,582
		1,311,124
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219,000	206,908
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325,000	300,816
		507,724
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	279,000	210,646
Mid-America Apartments LP 1.70%, 2/15/2031	187,000	147,429
UDR, Inc.
3.20%, 1/15/2030	260,000	228,960
2.10%, 8/1/2032	266,000	199,524
2.10%, 6/15/2033	350,000	257,045
		1,043,604
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	361,730
2.25%, 4/1/2028	186,000	158,055
2.50%, 8/16/2031	140,000	110,114
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	230,429
4.30%, 10/15/2028	370,000	347,148
Regency Centers LP 3.70%, 6/15/2030	350,000	313,729
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	350,000	337,963
SITE Centers Corp. 3.63%, 2/1/2025	100,000	95,143
		1,954,311
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 4.11%, 9/15/2028	792,000	745,174
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	352,120
Microchip Technology, Inc. 0.97%, 2/15/2024	546,000	533,434
NXP BV (China) 2.50%, 5/11/2031	658,000	529,585
		2,160,313
Software — 0.3%
Oracle Corp.
2.65%, 7/15/2026	60,000	55,726
4.50%, 5/6/2028	295,000	286,191
2.88%, 3/25/2031	502,000	424,127
6.50%, 4/15/2038	50,000	52,742
Roper Technologies, Inc. 3.80%, 12/15/2026	427,000	407,558
		1,226,344
Specialized REITs — 0.7%
American Tower Corp. 1.45%, 9/15/2026	1,378,000	1,221,013
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	562,928
Equinix, Inc. 2.90%, 11/18/2026	605,000	559,112
Extra Space Storage LP
2.20%, 10/15/2030	510,000	406,902
2.35%, 3/15/2032	467,000	363,279
Public Storage Operating Co. 2.25%, 11/9/2031	255,000	206,280
		3,319,514
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	460,000	371,615
AutoZone, Inc. 1.65%, 1/15/2031	265,000	205,805
Home Depot, Inc. (The) 2.95%, 6/15/2029	50,000	45,410
Lowe's Cos., Inc.
3.75%, 4/1/2032	20,000	17,919
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
5.15%, 7/1/2033	200,000	197,583
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	203,000	192,284
		1,030,616
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
4.90%, 10/1/2026	434,000	426,234
5.30%, 10/1/2029	232,000	229,059
		655,293
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	532,000	415,224
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	116,000	113,123
2.26%, 3/25/2028	816,000	701,602
		1,229,949
Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.00%, 9/15/2023	1,063,000	1,062,116
1.88%, 8/15/2026	504,000	450,980
3.63%, 4/1/2027	757,000	695,543
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	422,000	415,562
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	200,000	194,436
		2,818,637
Water Utilities — 0.0% ^
American Water Capital Corp. 3.85%, 3/1/2024	20,000	19,794
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	474,000	405,400
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	433,874
3.88%, 4/15/2030	684,000	624,304
		1,463,578
Total Corporate Bonds (Cost $141,053,941)		126,996,572
U.S. Treasury Obligations — 17.8%
U.S. Treasury Inflation Indexed Notes
0.25%, 1/15/2025 (e)	30,382,778	29,199,116
0.63%, 1/15/2026	2,498,800	2,382,767
0.13%, 4/15/2027	27,961,907	25,856,572
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.38%, 7/15/2027	17,071,658	15,966,835
0.63%, 7/15/2032	14,737,244	13,226,820
Total U.S. Treasury Obligations (Cost $90,854,835)		86,632,110
Mortgage-Backed Securities — 17.8%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	6	6
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	19,388	19,398
Pool # C91802, 3.50%, 1/1/2035	2,014,023	1,916,675
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	96,623	95,679
Pool # A57681, 6.00%, 12/1/2036	588	608
Pool # G06493, 4.50%, 5/1/2041	398,203	388,403
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	861,256
Pool # U90690, 3.50%, 6/1/2042	415,581	380,189
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	828,276	799,605
Pool # RA5276, 2.50%, 5/1/2051	4,011,545	3,343,466
Pool # QC3244, 3.00%, 6/1/2051	2,510,666	2,169,611
Pool # QC7410, 2.50%, 9/1/2051	1,562,854	1,308,153
Pool # RA5906, 2.50%, 9/1/2051	1,422,671	1,190,810
Pool # RA6702, 3.00%, 2/1/2052	3,600,431	3,119,658
Pool # RA7937, 5.00%, 9/1/2052	3,726,729	3,615,343
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	14	14
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	334,680	317,626
Pool # AP9584, 3.00%, 10/1/2032	1,593,308	1,486,738
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	147,337	150,600
Pool # 735503, 6.00%, 4/1/2035	38,224	39,128
Pool # 888460, 6.50%, 10/1/2036	245,537	257,077
Pool # 888890, 6.50%, 10/1/2037	5,394	5,662
Pool # 949320, 7.00%, 10/1/2037	19,958	20,016
Pool # 995149, 6.50%, 10/1/2038	12,410	12,844
Pool # 994410, 7.00%, 11/1/2038	127,660	130,869
Pool # AD9151, 5.00%, 8/1/2040	204,624	204,507
Pool # AE0681, 4.50%, 12/1/2040	466,687	454,637
Pool # BM3500, 4.00%, 9/1/2047	812,512	778,210
Pool # BM3499, 4.00%, 12/1/2047	1,005,765	945,800
Pool # BE8354, 4.00%, 3/1/2048	420,493	394,351
Pool # CB1878, 3.00%, 10/1/2051	2,825,853	2,445,757
Pool # CB2637, 2.50%, 1/1/2052	2,389,460	1,986,263
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB2670, 3.00%, 1/1/2052	2,233,060	1,924,407
Pool # FS0882, 2.50%, 3/1/2052	904,022	757,712
Pool # CB3629, 4.00%, 5/1/2052	4,701,344	4,345,545
FNMA, Other
Pool # AM4716, 3.38%, 12/1/2023	1,351,492	1,337,861
Pool # AM8674, 2.81%, 4/1/2025	2,200,000	2,111,248
Pool # AM8846, 2.68%, 5/1/2025	1,767,386	1,688,997
Pool # AN1413, 2.49%, 5/1/2026	785,015	735,022
Pool # AN1497, 2.61%, 6/1/2026	860,000	805,363
Pool # AN1243, 2.64%, 6/1/2026	1,600,000	1,499,876
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,477,378
Pool # AN6732, 2.83%, 5/1/2027	1,179,054	1,094,462
Pool # AN7338, 3.06%, 11/1/2027	953,865	889,878
Pool # AN7943, 3.10%, 1/1/2028	2,389,408	2,225,625
Pool # AN1161, 3.05%, 4/1/2028	940,991	871,978
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,650,073
Pool # AN9486, 3.57%, 6/1/2028	3,707,066	3,500,608
Pool # AN2069, 2.35%, 8/1/2028	1,386,806	1,239,592
Pool # BL0907, 3.88%, 12/1/2028	700,000	669,161
Pool # BM4162, 3.12%, 10/1/2029 (f)	127,917	117,978
Pool # BL4333, 2.52%, 11/1/2029	1,141,262	1,002,089
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,396,383
Pool # BM7037, 1.75%, 3/1/2032 (f)	999,385	789,137
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,004,451
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	981,449
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,583,349
Pool # MA1125, 4.00%, 7/1/2042	541,752	511,002
Pool # MA1437, 3.50%, 5/1/2043	754,946	689,810
Pool # MA1463, 3.50%, 6/1/2043	717,159	655,390
Pool # BF0669, 4.00%, 6/1/2052	2,308,838	2,171,237
Pool # BF0230, 5.50%, 1/1/2058	3,229,056	3,289,033
Pool # BM6734, 4.00%, 8/1/2059	3,792,459	3,519,583
Pool # BF0497, 3.00%, 7/1/2060	1,821,501	1,519,938
Pool # BF0546, 2.50%, 7/1/2061	874,450	702,777
Pool # BF0617, 2.50%, 3/1/2062	2,135,471	1,712,249
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	62,765	65,917
Pool # BA7567, 4.50%, 5/20/2048	687,402	653,372
Pool # BI0416, 4.50%, 11/20/2048	74,167	71,227
Pool # BM9692, 4.50%, 7/20/2049	305,063	291,699
Total Mortgage-Backed Securities (Cost $92,969,221)		86,391,815
Asset-Backed Securities — 15.7%
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (a)	166,731	166,480
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	275,093	262,517
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	367,536	323,842
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	1,966,000	1,725,122
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	76,702	68,380
Series 2021-1, Class B, 3.95%, 7/11/2030	1,012,830	883,371
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (a)	341,136	340,106
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	799,000	784,617
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 8/18/2025	127,121	126,502
Series 2020-3, Class B, 0.76%, 12/18/2025	716,674	704,575
Series 2021-2, Class B, 0.69%, 1/19/2027	704,000	666,564
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	2,019,000	1,837,432
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	526,971	479,778
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	950,716	914,974
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710,000	665,407
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	116,536	109,968
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	978,656	917,979
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	31,396	31,317
Series 2020-3, Class A3, 0.62%, 3/17/2025	52,845	52,587
Series 2021-1, Class A3, 0.34%, 12/15/2025	1,049,495	1,022,956
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	1,067,983	1,023,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-N1, Class A, 6.36%, 4/12/2027 (a)	789,609	790,995
Series 2022-P3, Class A3, 4.61%, 11/10/2027	245,000	239,727
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,440,461
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (a)	22,023	21,981
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	153,731	146,179
Series 2022-1, Class A, 4.74%, 6/17/2055 (a) (f)	532,113	519,474
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (a)	651,000	638,530
Series 2022-C, Class B, 4.88%, 4/15/2030 (a)	2,200,000	2,169,369
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	265,038	264,144
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	606,690	597,762
Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	517,462	506,516
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	2,100,000	2,108,827
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	197,977	196,384
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	393,301	389,699
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	1,292,000	1,242,515
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	760,000	694,869
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,798,000	1,770,385
Series 2023-2A, Class B, 5.41%, 2/15/2029 (a)	756,000	746,704
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	225,282	224,595
Series 2022-5A, Class B, 5.97%, 3/15/2027	1,392,000	1,385,036
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,055,054
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	243,046
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	629,000	623,249
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	1,062,854	965,740
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	600,000	516,445
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (a)	2,900,000	2,514,943
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	74,895	74,599
Series 2021-4, Class A, 0.81%, 7/17/2026 (a)	408,706	399,657
Series 2022-1, Class A, 1.79%, 10/15/2026 (a)	914,010	893,337
Series 2023-1, Class A2, 5.38%, 12/15/2026 (a)	165,771	164,941
Series 2023-2, Class A2, 5.76%, 4/15/2027 (a)	1,300,000	1,294,238
Series 2023-1, Class C, 5.43%, 5/15/2029 (a)	1,800,000	1,765,303
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,118,000	1,859,146
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (a)	57,345	57,269
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	815,000	783,285
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	164,145	160,240
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	124,874	109,351
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (a)	922,000	863,446
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	1,159,072	1,063,913
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (a)	1,063,000	1,053,004
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	177,000	172,556
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	723,682	719,286
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	711,881	647,482
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	137,552	125,074
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	1,603	1,601
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (a)	1,534,000	1,520,893
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	642,385	613,764
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (a)	785,000	715,139
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	350,000	308,796
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	1,144,000	988,804
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (a)	1,995,577	1,687,109
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	1,255,000	1,184,439
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (a)	1,048,000	846,234
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (d)	615,300	576,897
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	83,131	82,533
Santander Drive Auto Receivables Trust
Series 2021-2, Class C, 0.90%, 6/15/2026	418,243	413,849
Series 2022-5, Class B, 4.43%, 3/15/2027	562,000	550,893
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	432,227
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (a)	611,000	592,656
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	1,780,000	1,794,574
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	89,023	86,586
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	106,636	93,939
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	199,142	180,845
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	21,363	21,315
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025	528,440	518,358
Series 2020-C, Class A4, 0.57%, 10/15/2025	532,000	518,912
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	726,459	662,952
Series 2016-2, Class AA, 2.88%, 10/7/2028	753,943	672,662
Series 2018-1, Class AA, 3.50%, 3/1/2030	480,035	430,640
Series 2018-1, Class A, 3.70%, 3/1/2030	802,843	695,782
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	351,620	342,301
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	376,152	345,510
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	788,879	722,913
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (d)	739,440	680,706
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	706,221	656,570
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	955,477	901,920
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	546,215	509,033
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	914,813	865,608
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	1,171,848	1,094,064
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	789,806	746,262
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	270,462	268,656
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (a)	2,196,000	2,185,537
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	806,000	750,462
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (a)	450,000	446,419
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	180,000	177,645
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	665,100	648,197
Series 2021-C, Class A3, 0.44%, 8/17/2026	563,616	542,670
Total Asset-Backed Securities (Cost $80,551,869)		76,403,149
Collateralized Mortgage Obligations — 9.7%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	244
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 4.25%, 12/25/2034 (f)	9,286	8,873
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,883	3,598
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	729	708
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (d)	822,340	798,631
FHLMC, REMIC
Series 1578, Class K, 6.90%, 9/15/2023	14	14
Series 2685, Class DT, 5.00%, 10/15/2023	590	589
Series 2687, Class JH, 5.00%, 10/15/2023	452	450
Series 2701, Class AC, 5.00%, 11/15/2023	7,140	7,113
Series 3521, Class B, 4.00%, 4/15/2024	22,192	21,994
Series 3544, Class BC, 4.00%, 6/15/2024	1,984	1,967
Series 3546, Class NB, 4.00%, 6/15/2024	105,106	104,200
Series 3562, Class JC, 4.00%, 8/15/2024	69,172	68,445
Series 3563, Class BD, 4.00%, 8/15/2024	39,327	38,984
Series 3571, Class MY, 4.00%, 9/15/2024	18,033	17,845
Series 3575, Class EB, 4.00%, 9/15/2024	33,495	33,149
Series 3577, Class B, 4.00%, 9/15/2024	77,873	77,012
Series 3578, Class KB, 4.00%, 9/15/2024	10,107	9,994
Series 2989, Class TG, 5.00%, 6/15/2025	64,487	63,915
Series 2988, Class TY, 5.50%, 6/15/2025	3,610	3,571
Series 3816, Class HA, 3.50%, 11/15/2025	421,786	411,279
Series 3087, Class KX, 5.50%, 12/15/2025	10,782	10,639
Series 3787, Class AY, 3.50%, 1/15/2026	151,842	148,092
Series 3794, Class LB, 3.50%, 1/15/2026	117,698	114,791
Series 3102, Class CE, 5.50%, 1/15/2026	86,119	85,153
Series 3123, Class HT, 5.00%, 3/15/2026	15,796	15,551
Series 3121, Class JD, 5.50%, 3/15/2026	5,482	5,407
Series 3150, Class EQ, 5.00%, 5/15/2026	42,294	41,792
Series 3898, Class KH, 3.50%, 6/15/2026	194,494	189,232
Series 3885, Class AC, 4.00%, 6/15/2026	55,124	54,452
Series 3911, Class B, 3.50%, 8/15/2026	193,661	188,255
Series 3959, Class PB, 3.00%, 11/15/2026	1,228,463	1,188,643
Series 3337, Class MD, 5.50%, 6/15/2027	15,169	15,061
Series 2110, Class PG, 6.00%, 1/15/2029	40,712	40,744
Series 3563, Class LB, 4.00%, 8/15/2029	6,548	6,358
Series 3653, Class B, 4.50%, 4/15/2030	59,025	57,749
Series 3824, Class EY, 3.50%, 3/15/2031	154,021	146,877
Series 2525, Class AM, 4.50%, 4/15/2032	317,773	308,702
Series 2441, Class GF, 6.50%, 4/15/2032	10,733	10,956
Series 2436, Class MC, 7.00%, 4/15/2032	5,657	5,753
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2760, Class KT, 4.50%, 9/15/2032	41,400	39,880
Series 2505, Class D, 5.50%, 9/15/2032	43,701	43,627
Series 2544, Class KE, 5.50%, 12/15/2032	30,739	30,741
Series 2557, Class HL, 5.30%, 1/15/2033	75,447	74,846
Series 2575, Class PE, 5.50%, 2/15/2033	22,911	22,929
Series 2586, Class WG, 4.00%, 3/15/2033	94,716	91,149
Series 2596, Class QD, 4.00%, 3/15/2033	81,394	77,652
Series 2621, Class QH, 5.00%, 5/15/2033	96,636	95,581
Series 2624, Class QH, 5.00%, 6/15/2033	113,154	111,925
Series 2648, Class BK, 5.00%, 7/15/2033	10,237	10,140
Series 4238, Class UY, 3.00%, 8/15/2033	2,313,970	2,158,530
Series 2673, Class PE, 5.50%, 9/15/2033	182,865	183,119
Series 2696, Class DG, 5.50%, 10/15/2033	164,233	164,469
Series 2725, Class TA, 4.50%, 12/15/2033	284,000	275,245
Series 2733, Class ME, 5.00%, 1/15/2034	160,274	158,597
Series 2768, Class PK, 5.00%, 3/15/2034	153,772	148,592
Series 2934, Class KG, 5.00%, 2/15/2035	119,150	118,055
Series 3077, Class TO, PO, 4/15/2035	3,172	3,066
Series 2960, Class JH, 5.50%, 4/15/2035	343,813	344,014
Series 3082, Class PW, 5.50%, 12/15/2035	24,544	24,638
Series 3084, Class BH, 5.50%, 12/15/2035	504,373	507,255
Series 3098, Class KG, 5.50%, 1/15/2036	535,554	538,991
Series 3136, Class CO, PO, 4/15/2036	10,204	8,722
Series 3145, Class AJ, 5.50%, 4/15/2036	19,691	19,839
Series 3819, Class ZQ, 6.00%, 4/15/2036	356,303	363,298
Series 3200, PO, 8/15/2036	40,499	32,781
Series 3270, Class AT, 5.50%, 1/15/2037	13,501	13,552
Series 3272, Class PA, 6.00%, 2/15/2037	3,699	3,813
Series 3348, Class HT, 6.00%, 7/15/2037	34,871	36,017
Series 3501, Class A, 4.50%, 1/15/2039	90,016	84,648
Series 3508, Class PK, 4.00%, 2/15/2039	2,294	2,130
Series 3513, Class A, 4.50%, 2/15/2039	8,142	7,719
Series 3653, Class HJ, 5.00%, 4/15/2040	387,670	384,697
Series 3677, Class KB, 4.50%, 5/15/2040	695,459	675,781
Series 3677, Class PB, 4.50%, 5/15/2040	334,012	321,307
Series 3715, Class PC, 4.50%, 8/15/2040	114,508	110,039
Series 3955, Class HB, 3.00%, 12/15/2040	66,366	63,481
Series 3828, Class PU, 4.50%, 3/15/2041	39,907	38,796
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	129,402	129,145
Series 3956, Class EB, 3.25%, 11/15/2041	719,428	653,282
Series 3963, Class JB, 4.50%, 11/15/2041	1,105,272	1,070,354
Series 4026, Class MQ, 4.00%, 4/15/2042	40,719	38,587
Series 4616, Class HP, 3.00%, 9/15/2046	998,808	890,604
Series 3688, Class GT, 7.54%, 11/15/2046 (f)	19,513	20,704
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	438,950	405,120
FNMA, REMIC
Series 2004-44, Class KT, 6.00%, 6/25/2024	138	138
Series 2004-53, Class NC, 5.50%, 7/25/2024	526	522
Series 2004-70, Class EB, 5.00%, 10/25/2024	237	236
Series 2010-49, Class KB, 4.00%, 5/25/2025	62,031	61,187
Series 2010-41, Class DC, 4.50%, 5/25/2025	2,586	2,549
Series 1997-57, Class PN, 5.00%, 9/18/2027	39,236	38,437
Series 2009-39, Class LB, 4.50%, 6/25/2029	44,093	42,644
Series 2009-96, Class DB, 4.00%, 11/25/2029	50,270	48,758
Series 2010-28, Class DE, 5.00%, 4/25/2030	147,436	144,192
Series 2001-63, Class TC, 6.00%, 12/25/2031	31,327	31,687
Series 2001-81, Class HE, 6.50%, 1/25/2032	76,333	77,543
Series 2002-75, Class GB, 5.50%, 11/25/2032	35,837	35,056
Series 2011-39, Class ZA, 6.00%, 11/25/2032	320,413	322,699
Series 2002-85, Class PE, 5.50%, 12/25/2032	25,882	25,843
Series 2003-21, Class OU, 5.50%, 3/25/2033	20,657	20,646
Series 2003-26, Class EB, 3.50%, 4/25/2033	509,218	472,576
Series 2003-23, Class CH, 5.00%, 4/25/2033	19,757	19,412
Series 2003-63, Class YB, 5.00%, 7/25/2033	69,031	67,830
Series 2003-69, Class N, 5.00%, 7/25/2033	130,102	127,871
Series 2003-80, Class QG, 5.00%, 8/25/2033	175,323	172,263
Series 2003-85, Class QD, 5.50%, 9/25/2033	72,214	72,186
Series 2003-94, Class CE, 5.00%, 10/25/2033	9,891	9,699
Series 2005-5, Class CK, 5.00%, 1/25/2035	108,005	105,277
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-29, Class WC, 4.75%, 4/25/2035	183,642	178,415
Series 2005-48, Class TD, 5.50%, 6/25/2035	178,369	178,803
Series 2005-53, Class MJ, 5.50%, 6/25/2035	173,218	173,517
Series 2005-58, Class EP, 5.50%, 7/25/2035	11,433	11,457
Series 2005-68, Class BE, 5.25%, 8/25/2035	188,918	185,364
Series 2005-68, Class PG, 5.50%, 8/25/2035	66,671	66,297
Series 2005-102, Class PG, 5.00%, 11/25/2035	228,902	226,355
Series 2005-110, Class GL, 5.50%, 12/25/2035	291,092	291,888
Series 2006-49, Class PA, 6.00%, 6/25/2036	31,715	32,359
Series 2009-19, Class PW, 4.50%, 10/25/2036	183,485	176,178
Series 2006-114, Class HE, 5.50%, 12/25/2036	215,553	216,005
Series 2007-33, Class HE, 5.50%, 4/25/2037	15,869	15,978
Series 2007-65, Class KI, IF, IO, 1.22%, 7/25/2037 (f)	3,958	326
Series 2007-71, Class KP, 5.50%, 7/25/2037	13,948	13,518
Series 2007-71, Class GB, 6.00%, 7/25/2037	124,761	128,379
Series 2009-86, Class OT, PO, 10/25/2037	23,465	18,900
Series 2008-72, Class BX, 5.50%, 8/25/2038	11,051	11,072
Series 2008-74, Class B, 5.50%, 9/25/2038	4,834	4,849
Series 2009-37, Class KI, IF, IO, 0.60%, 6/25/2039 (f)	2,790	123
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	7,245	1,336
Series 2009-92, Class AD, 6.00%, 11/25/2039	306,256	303,381
Series 2009-112, Class ST, IF, IO, 0.85%, 1/25/2040 (f)	53,241	3,994
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,143,589	1,133,511
Series 2010-35, Class SB, IF, IO, 1.02%, 4/25/2040 (f)	19,798	1,231
Series 2010-37, Class CY, 5.00%, 4/25/2040	676,999	668,709
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-54, Class EA, 4.50%, 6/25/2040	20,724	20,055
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,966	2,930
Series 2010-71, Class HJ, 5.50%, 7/25/2040	75,367	76,205
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,671,828	1,612,483
Series 2011-41, Class KL, 4.00%, 5/25/2041	874,674	808,040
Series 2011-50, Class LP, 4.00%, 6/25/2041	380,538	356,155
Series 2012-137, Class CF, 5.70%, 8/25/2041 (f)	87,289	86,457
Series 2012-103, Class DA, 3.50%, 10/25/2041	9,484	9,233
Series 2012-14, Class DE, 3.50%, 3/25/2042	583,896	540,122
Series 2012-139, Class JA, 3.50%, 12/25/2042	287,224	264,328
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,158,916
Series 2019-65, Class PA, 2.50%, 5/25/2048	215,738	191,036
Series 2009-96, Class CB, 4.00%, 11/25/2049	13,629	12,532
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,496,778	2,325,652
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	570	565
Series 314, Class 1, PO, 7/25/2031	23,351	20,636
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	142,916	142,139
Series 2003-65, Class AP, 5.50%, 8/20/2033	48,652	48,552
Series 2003-77, Class TK, 5.00%, 9/16/2033	197,119	195,691
Series 2004-16, Class GC, 5.50%, 2/20/2034	515,102	514,239
Series 2004-54, Class BG, 5.50%, 7/20/2034	10,850	10,779
Series 2004-93, Class PD, 5.00%, 11/16/2034	301,334	295,560
Series 2004-101, Class BE, 5.00%, 11/20/2034	260,104	256,310
Series 2005-11, Class PL, 5.00%, 2/20/2035	122,027	120,748
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-26, Class XY, 5.50%, 3/20/2035	473,662	473,487
Series 2005-33, Class AY, 5.50%, 4/16/2035	119,050	118,550
Series 2005-49, Class B, 5.50%, 6/20/2035	40,378	40,366
Series 2005-51, Class DC, 5.00%, 7/20/2035	97,506	97,872
Series 2005-56, Class BD, 5.00%, 7/20/2035	15,146	14,880
Series 2006-7, Class ND, 5.50%, 8/20/2035	15,218	15,104
Series 2007-37, Class LB, 5.50%, 6/16/2037	124,785	124,144
Series 2007-79, Class BL, 5.75%, 8/20/2037	86,309	86,067
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (f)	81,858	2,985
Series 2008-7, Class PQ, 5.00%, 2/20/2038	254,797	249,400
Series 2008-9, Class PW, 5.25%, 2/20/2038	269,835	267,033
Series 2008-23, Class YA, 5.25%, 3/20/2038	62,947	61,782
Series 2008-35, Class NF, 5.00%, 4/20/2038	64,961	63,966
Series 2008-34, Class PG, 5.25%, 4/20/2038	74,952	74,515
Series 2008-33, Class PB, 5.50%, 4/20/2038	217,997	218,374
Series 2008-38, Class BG, 5.00%, 5/16/2038	361,692	357,859
Series 2008-43, Class NB, 5.50%, 5/20/2038	109,910	109,449
Series 2008-56, Class PX, 5.50%, 6/20/2038	211,753	209,885
Series 2008-58, Class PE, 5.50%, 7/16/2038	568,963	567,113
Series 2008-62, Class SA, IF, IO, 0.72%, 7/20/2038 (f)	1,627	19
Series 2008-76, Class US, IF, IO, 0.47%, 9/20/2038 (f)	46,894	1,148
Series 2011-97, Class WA, 6.11%, 11/20/2038 (f)	448,131	457,484
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (f)	43,973	1,465
Series 2009-14, Class AG, 4.50%, 3/20/2039	75,786	73,766
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (f)	103,004	5,300
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2009-61, Class AP, 4.00%, 8/20/2039	7,886	7,593
Series 2010-130, Class BD, 4.00%, 12/20/2039	231,804	224,259
Series 2010-157, Class OP, PO, 12/20/2040	73,478	60,395
Series 2014-H11, Class VA, 5.72%, 6/20/2064 (f)	957,421	950,593
Series 2015-H20, Class FA, 5.69%, 8/20/2065 (f)	1,385,662	1,376,101
Series 2015-H26, Class FG, 5.74%, 10/20/2065 (f)	972,886	967,212
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	43,260	41,681
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (f)	71,592	68,841
Series 2007-A1, Class 5A5, 4.09%, 7/25/2035 (f)	20,099	19,695
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (f)	30,969	29,348
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.07%, 10/25/2028 (f)	31,775	29,645
Series 2004-B, Class A1, 5.93%, 5/25/2029 (f)	40,911	39,185
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	17,844	17,321
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	6,674
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,408,749	1,302,479
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,396,820	1,289,445
Series 2017-4, Class MT, 3.50%, 6/25/2057	348,421	305,005
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,456,053	1,361,908
Series 2019-3, Class M55D, 4.00%, 10/25/2058	329,946	308,598
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,344,140	3,012,758
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	391,990	369,135
Sequoia Mortgage Trust Series 2004-11, Class A1, 6.03%, 12/20/2034 (f)	123,677	110,343
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 6.13%, 1/19/2034 (f)	73,767	69,356
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.75%, 12/25/2044 (f)	96,148	89,332
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	268,473	265,251
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.25%, 10/25/2033 (f)	58,657	54,378
Total Collateralized Mortgage Obligations (Cost $50,979,219)		46,983,342
Commercial Mortgage-Backed Securities — 8.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (f)	1,162,000	989,034
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400,000	1,275,783
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,500,000	1,356,162
FHLMC, Multi-Family Structured Pass-Through Certificates
Series J22F, Class A2, 4.09%, 9/25/2024	55,506	54,598
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (f)	2,000,000	1,920,248
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	312,448
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,844,121
Series K072, Class A2, 3.44%, 12/25/2027	473,000	446,721
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	574,774
Series K145, Class AM, 2.58%, 6/25/2055	880,000	735,353
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	1,741,471	1,727,489
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	186,041	184,004
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (f)	2,262,170	2,210,537
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	922,537	899,478
Series 2016-M6, Class A2, 2.49%, 5/25/2026	652,127	610,711
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	931,321	879,351
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,202,220	1,128,103
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (f)	2,723,592	2,558,127
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-M13, Class A2, 3.03%, 9/25/2027 (f)	358,418	333,670
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (f)	3,213,322	2,972,256
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (f)	1,841,880	1,718,112
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (f)	2,963,789	2,766,279
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	381,830	362,693
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (f)	2,466,215	2,284,317
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (f)	1,207,896	1,101,519
Series 2020-M50, Class A2, 1.20%, 10/25/2030	411,101	363,271
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	5,690,262	349,600
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (f)	1,517,000	1,187,663
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (f)	5,000,000	3,952,424
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	27,596	25,954
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (f)	341,213	28,804
FREMF Mortgage Trust Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (f)	1,500,000	1,447,577
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (a)	1,958,000	1,494,791
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300,000	270,786
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770,000	1,419,192
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	27,444	25,467
Total Commercial Mortgage-Backed Securities (Cost $46,495,258)		42,811,417
U.S. Government Agency Securities — 2.2%
FNMA 0.50%, 6/17/2025 (Cost $11,576,755)	11,566,000	10,686,878
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	290,337
Republic of Panama 3.16%, 1/23/2030	200,000	174,064
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States
4.13%, 1/21/2026	332,000	326,582
2.66%, 5/24/2031	1,000,000	827,960
Total Foreign Government Securities (Cost $1,859,616)		1,618,943
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (g) (h) (Cost $6,084,997)	6,083,821	6,085,646
Total Investments — 99.6% (Cost $522,425,711)		484,609,872
Other Assets Less Liabilities — 0.4%		1,926,038
NET ASSETS — 100.0%		486,535,910

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $2,728,434 or 0.56% of the
Fund’s net assets as of August 31, 2023.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	438	12/19/2023	USD	48,624,844	325,288
U.S. Treasury 10 Year Ultra Note	424	12/19/2023	USD	49,217,125	406,547
U.S. Treasury 2 Year Note	37	12/29/2023	USD	7,542,508	23,929
U.S. Treasury 5 Year Note	435	12/29/2023	USD	46,524,609	252,896
					1,008,660
Short Contracts
U.S. Treasury Long Bond	(86)	12/19/2023	USD	(10,454,375)	(111,685)
U.S. Treasury Ultra Bond	(3)	12/19/2023	USD	(388,313)	(4,702)
					(116,387)
					892,273

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2023 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.47% at termination	Receive	8/4/2025	USD10,649,000	(2,584)	2,394	(190)
CPI-U at termination	2.48% at termination	Receive	7/21/2030	USD7,912,000	5,481	26,312	31,793
CPI-U at termination	2.48% at termination	Receive	5/3/2033	USD7,809,000	—	50,095	50,095
CPI-U at termination	2.48% at termination	Receive	6/6/2033	USD3,581,000	—	25,859	25,859
CPI-U at termination	2.49% at termination	Receive	9/5/2028	USD32,781,000	31,846	17	31,863
CPI-U at termination	2.52% at termination	Receive	6/20/2033	USD5,049,000	2,787	14,351	17,138
CPI-U at termination	2.53% at termination	Receive	6/7/2033	USD1,907,000	—	5,278	5,278
					37,530	124,306	161,836
CPI-U at termination	2.48% at termination	Receive	8/4/2026	USD90,903,000	8,216	(53,445)	(45,229)
CPI-U at termination	2.55% at termination	Receive	5/26/2033	USD56,513,000	103,125	(43,128)	59,997
CPI-U at termination	2.58% at termination	Receive	8/4/2028	USD56,384,000	9,208	(169,265)	(160,057)
CPI-U at termination	2.59% at termination	Receive	8/15/2028	USD8,076,000	—	(31,943)	(31,943)
CPI-U at termination	2.59% at termination	Receive	7/11/2033	USD25,736,000	24,152	(116,690)	(92,538)
CPI-U at termination	2.62% at termination	Receive	8/4/2033	USD37,399,000	15,729	(228,737)	(213,008)
CPI-U at termination	2.63% at termination	Receive	8/2/2033	USD5,569,000	12,602	(48,707)	(36,105)
CPI-U at termination	2.63% at termination	Receive	8/4/2033	USD1,000,000	—	(6,347)	(6,347)
CPI-U at termination	2.64% at termination	Receive	7/31/2033	USD1,096,000	—	(7,460)	(7,460)
CPI-U at termination	2.64% at termination	Receive	8/2/2033	USD12,317,000	—	(88,961)	(88,961)
					173,032	(794,683)	(621,651)
					210,562	(670,377)	(459,815)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at August 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.07%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00	Quarterly	6/20/2028	0.64	USD23,560,000	(126,432)	(286,317)	(412,749)
CDX.NA.IG.40-V1	1.00	Quarterly	6/20/2028	0.64	USD39,607,000	(369,144)	(324,732)	(693,876)
						(495,576)	(611,049)	(1,106,625)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 39.7%
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (a)	171,434	171,469
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (b)	999,916	985,700
American Credit Acceptance Receivables Trust Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	1,903,788	1,895,964
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 4.96%, 8/25/2033 (b)	10,977	11,067
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 7.08%, 12/25/2032 (b)	1,224,845	1,128,948
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,496,179
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000,000	3,537,346
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.67%, 4/15/2031 (a) (b)	4,350,000	4,328,250
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	158,509	155,178
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.60%, 10/20/2031 (a) (b)	3,244,000	3,224,698
Series 2019-1A, Class A1R, 6.60%, 7/15/2032 (a) (b)	6,415,000	6,346,449
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.32%, 1/25/2035 (b)	375,528	374,853
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 6.33%, 12/25/2033 (b)	398,284	377,051
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,276,367	1,201,299
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 6.69%, 2/15/2037 (a) (b)	5,000,000	4,919,250
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	832,230	785,325
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,542,065	1,395,584
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	8,155,468	7,649,829
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	899,214	865,449
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.83%, 11/15/2037 (a) (b)	7,417,714	7,203,157
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	245,946	244,748
Series 2020-4, Class A3, 0.50%, 8/15/2025	879,724	862,998
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720,000	4,602,238
Carvana Auto Receivables Trust
Series 2020-P1, Class A3, 0.44%, 6/9/2025	43,562	43,527
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220,000	2,132,869
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 6.28%, 1/25/2032 (b)	68,034	67,722
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,086,026
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	237,661	236,090
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	685,716	656,252
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,072,200	3,698,606
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 6.03%, 6/25/2033 (b)	258,043	234,556
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	14,789	14,553
CPS Auto Receivables Trust
Series 2023-A, Class A, 5.54%, 3/16/2026 (a)	2,034,736	2,029,093
Series 2022-C, Class A, 4.18%, 4/15/2030 (a)	3,441,885	3,419,391
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	1,445,122	1,440,242
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	2,425,020	2,389,337
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,379,405
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	1,265,443	1,200,113
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	525,065	479,963

45

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	4,510,000	4,465,070
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	1,179,153	1,168,354
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	961,618	942,378
Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	3,375,412	3,364,069
Elmwood CLO Ltd. (Cayman Islands) Series 2020-2A, Class AR, 6.74%, 10/20/2034 (a) (b)	7,500,000	7,433,947
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	2,672,109	2,610,112
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	3,379,228	3,368,925
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,509,804
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 6.48%, 4/25/2032 (b)	60,264	59,692
Series 2002-FF4, Class M1, 7.00%, 2/25/2033 (b)	578,174	475,629
Series 2003-FFH1, Class M2, 8.05%, 9/25/2033 (b)	226,723	198,647
Series 2004-FF8, Class M4, 7.04%, 10/25/2034 (b)	205,363	189,027
FirstKey Homes Trust Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,924,023	6,103,327
Fremont Home Loan Trust Series 2005-C, Class M2, 6.16%, 7/25/2035 (b)	21,820	21,748
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 6.68%, 11/16/2036 (a) (b)	5,290,000	5,195,674
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.54%, 10/15/2030 (a) (b)	1,863,686	1,857,282
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	2,095,660	1,870,607
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,525,526	1,338,042
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,308,759	1,155,169
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 5.60%, 9/15/2030 (b)	8,501	8,198
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	858,442	751,729
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	387,751	375,327
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	2,090,714	1,998,010
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	843,935	792,208
Hyundai Auto Lease Securitization Trust Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635,000	4,560,694
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 6.64%, 4/15/2031 (a) (b)	5,000,000	4,955,260
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	2,182,530	2,154,122
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	2,333,079	2,331,797
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	255,717	255,201
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	2,924,681
LP LMS Asset Securitization Trust
Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	752,907	741,685
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	2,894,729	2,877,143
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,571,727	2,493,869
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,664,483
Marlin Receivables LLC Series 2022-1A, Class A2, 4.53%, 9/20/2025 (a)	3,064,534	3,040,491
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 6.51%, 10/16/2036 (a) (b)	3,500,000	3,455,869
Series 2022-FL8, Class A, 6.66%, 2/19/2037 (a) (b)	5,000,000	4,923,670
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (b)	4,425,000	4,394,224
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.98%, 11/25/2033 (b)	173,053	149,532
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 6.56%, 1/15/2033 (a) (b)	5,000,000	4,947,145
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	431,693	430,570

46

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,367,813
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000,000	4,866,590
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	331,582	329,878
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 6.39%, 7/20/2029 (a) (b)	2,126,705	2,115,652
Series 2021-4A, Class A1, 6.37%, 10/15/2029 (a) (b)	3,599,015	3,580,466
Series 2022-2A, Class A1, 6.58%, 10/15/2030 (a) (b)	4,318,414	4,287,080
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	2,067,445	1,975,333
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,013,624	2,665,645
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,988,847	4,448,430
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,935,185	8,133,351
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,461,765	8,147,392
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,048,763	4,723,728
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,466,301	3,915,845
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,400,000	3,208,838
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,244,576	1,166,898
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	397,720
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750,000	2,584,978
Santander Drive Auto Receivables Trust
Series 2022-5, Class A2, 3.98%, 1/15/2025	53,083	53,050
Series 2022-6, Class A2, 4.37%, 5/15/2025	785,053	784,281
Series 2022-4, Class A3, 4.14%, 2/16/2027	7,340,000	7,268,936
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900,000	5,948,307
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	400,524	387,632
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	566,253	526,186
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	3,089,680	2,576,765
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	830,971	804,396
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 6.13%, 4/25/2033 (b)	12,784	12,682
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.71%, 7/23/2033 (a) (b)	5,000,000	4,969,355
Tesla Auto Lease Trust
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	402,396	401,336
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680,000	2,579,813
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300,000	5,169,610
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,977,900	5,331,513
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,261,059	3,040,755
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	651,827	643,763
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	2,654,882	2,636,208
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	3,450,213	3,443,514
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	2,197,623	2,139,380
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (c)	660,235	638,893
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	2,810,000	2,805,277
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	1,504,213	1,381,677
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,222,308	1,150,443
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	4,242,910	3,944,607
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	3,520,179	3,322,862

47

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (c)	1,164,064	1,084,825
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (c)	1,820,423	1,746,406
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	2,409,438	2,279,841
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	3,348,137	3,125,897
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	713,924	699,600
Westlake Automobile Receivables Trust
Series 2022-3A, Class A2, 5.24%, 7/15/2025 (a)	6,946,457	6,932,758
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	5,350,000	5,269,152
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	3,994,830
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	3,363,456	3,320,682
Total Asset-Backed Securities (Cost $341,703,790)		328,155,054
Collateralized Mortgage Obligations — 28.2%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.33%, 6/25/2034 (c)	296	286
Series 2004-33, Class 3A3, 3.72%, 12/25/2034 (b)	105,343	97,729
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	91,822	77,639
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.66%, 5/25/2034 (b)	92,721	86,723
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 6.43%, 11/25/2034 (b)	117,969	24,851
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 6.04%, 10/25/2041 (a) (b)	628,005	626,045
Series 2021-R03, Class 1M1, 6.14%, 12/25/2041 (a) (b)	4,083,894	4,063,009
Series 2022-R01, Class 1M1, 6.29%, 12/25/2041 (a) (b)	2,298,633	2,283,554
Series 2022-R06, Class 1M1, 8.04%, 5/25/2042 (a) (b)	3,012,714	3,081,497
Series 2022-R07, Class 1M1, 8.25%, 6/25/2042 (a) (b)	4,460,122	4,565,814
Series 2022-R08, Class 1M1, 7.84%, 7/25/2042 (a) (b)	1,682,514	1,714,438
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 3/25/2029	2,833	2,710
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	241,529	230,524
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 5.45%, 10/25/2033 (b)	153,352	146,805
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.73%, 2/25/2020 (b)	24,777	24,235
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 6.04%, 10/25/2033 (a) (b)	1,829,683	1,821,102
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	13,231	13,229
Series 3737, Class DG, 5.00%, 10/15/2030	102,305	100,939
Series 4120, Class KI, IO, 3.00%, 10/15/2032	788,609	47,759
Series 5000, Class CB, 1.25%, 1/25/2035	4,580,187	3,931,764
Series 3300, Class FA, 5.60%, 8/15/2035 (b)	107,936	106,502
Series 3085, Class VS, IF, 7.51%, 12/15/2035 (b)	103,354	106,967
Series 4867, Class WF, 4.57%, 4/15/2037 (b)	7,650,745	7,392,692
Series 4350, Class AF, 4.45%, 12/15/2037 (b)	1,992,598	1,918,824
Series 4350, Class FK, 4.35%, 6/15/2038 (b)	2,384,401	2,294,393
Series 4515, Class FA, 4.31%, 8/15/2038 (b)	1,240,049	1,212,613
Series 4350, Class KF, 4.55%, 1/15/2039 (b)	402,248	386,493
Series 4448, Class TF, 4.67%, 5/15/2040 (b)	2,395,949	2,308,136
Series 4480, Class FM, 4.38%, 6/15/2040 (b)	2,922,634	2,804,494
Series 4457, Class KF, 4.52%, 10/15/2040 (b)	3,784,299	3,638,050
Series 4363, Class FA, 4.84%, 9/15/2041 (b)	1,844,259	1,767,334
Series 4413, Class WF, 4.52%, 10/15/2041 (b)	1,682,366	1,619,236
Series 4559, Class AF, 4.50%, 3/15/2042 (b)	1,227,373	1,199,001
Series 4074, Class FE, 5.70%, 7/15/2042 (b)	1,327,341	1,296,838

48

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4150, Class F, 5.67%, 1/15/2043 (b)	3,577,689	3,438,990
Series 4161, Class YF, 5.67%, 2/15/2043 (b)	2,674,250	2,572,299
Series 4281, Class FB, 5.85%, 12/15/2043 (b)	1,892,346	1,835,567
Series 4606, Class FL, 5.80%, 12/15/2044 (b)	3,792,836	3,665,646
Series 4594, Class GN, 2.50%, 2/15/2045	1,829,327	1,639,146
Series 5072, Class QC, 1.00%, 10/25/2050	5,410,284	4,101,452
FHLMC, STRIPS
Series 343, Class F4, 5.56%, 10/15/2037 (b)	2,020,611	1,980,564
Series 328, Class S4, IF, IO, 1.82%, 2/15/2038 (b)	3,673,644	174,320
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	38,178	28,308
Series T-54, Class 4A, 4.08%, 2/25/2043 (b)	781,702	698,719
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.15%, 12/25/2034 (b)	74,837	70,342
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,460,261	1,289,656
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.85%, 2/25/2044 (b)	116,548	111,223
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.83%, 3/25/2041 (b)	385,580	360,991
Series 2001-T8, Class A1, 7.50%, 7/25/2041	130,401	128,913
FNMA, REMIC
Series G94-9, Class PJ, 6.50%, 8/17/2024	4,566	4,551
Series 2013-43, Class YH, 2.50%, 5/25/2033	757,775	708,440
Series 2004-17, Class BF, 5.75%, 1/25/2034 (b)	104,148	103,806
Series 2006-3, Class SB, IF, IO, 1.30%, 7/25/2035 (b)	106,691	1,220
Series 2006-16, Class HZ, 5.50%, 3/25/2036	110,264	108,371
Series 2006-124, Class FC, 5.75%, 1/25/2037 (b)	568,785	552,956
Series 2014-23, Class FA, 4.69%, 10/25/2039 (b)	8,504,483	8,198,361
Series 2012-38, Class PA, 2.00%, 9/25/2041	886,938	800,821
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2013-54, Class HF, 5.60%, 10/25/2041 (b)	49,730	49,689
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,066,758	970,363
Series 2012-13, Class FA, 5.98%, 2/25/2042 (b)	5,059,094	4,922,772
Series 2012-31, Class FB, 5.95%, 4/25/2042 (b)	4,054,565	3,941,587
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,689,260	1,509,430
Series 2012-119, Class FB, 5.75%, 11/25/2042 (b)	2,637,812	2,531,197
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,991,423	1,832,677
Series 2013-6, Class FL, 5.80%, 2/25/2043 (b)	656,410	632,727
Series 2014-49, Class AF, 4.77%, 8/25/2044 (b)	115,182	111,306
Series 2015-42, Class BF, 5.04%, 6/25/2045 (b)	2,708,940	2,622,522
Series 2016-25, Class LA, 3.00%, 7/25/2045	7,207,790	6,523,366
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,523,568	2,298,608
Series 2015-91, Class AF, 4.63%, 12/25/2045 (b)	2,642,063	2,560,583
Series 2016-58, Class SA, IO, 1.33%, 8/25/2046 (b)	6,819,421	242,209
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,553,822	1,403,426
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,075,620	964,653
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,452,338	2,225,770
Series 2019-77, Class FP, 5.95%, 1/25/2050 (b)	9,443,585	9,078,037
Series 2014-66, Class WF, 4.63%, 10/25/2054 (b)	1,118,105	1,105,007
Series 2019-74, Class BF, 5.95%, 12/25/2059 (b)	4,767,138	4,545,032
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.96%, 10/25/2042 (b)	365,444	320,192
Series 2003-W15, Class 3A, 4.38%, 12/25/2042 (b)	406,799	371,267
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (b)	114,347	108,900
Series 2009-W1, Class A, 6.00%, 12/25/2049	135,246	134,968

49

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,168,064	2,105,759
Series 2010-166, Class GP, 3.00%, 4/20/2039	284,661	278,506
Series 2012-61, Class FM, 5.83%, 5/16/2042 (b)	3,532,370	3,472,132
Series 2012-H21, Class FA, 5.76%, 7/20/2062 (b)	1,183,670	1,177,341
Series 2012-H29, Class FA, 5.77%, 10/20/2062 (b)	914,325	909,890
Series 2013-H16, Class FA, 5.80%, 7/20/2063 (b)	2,741,990	2,729,496
Series 2014-H07, Class FC, 5.82%, 5/20/2064 (b)	8,947,608	8,900,197
Series 2014-H11, Class JA, 5.72%, 6/20/2064 (b)	2,393,699	2,377,891
Series 2014-H17, Class FM, 5.64%, 8/20/2064 (b)	6,839,834	6,791,850
Series 2015-H03, Class FD, 4.40%, 1/20/2065 (b)	3,683,147	3,650,732
Series 2015-H04, Class FL, 5.63%, 2/20/2065 (b)	5,967,699	5,928,554
Series 2015-H12, Class FJ, 5.65%, 5/20/2065 (b)	3,891,914	3,869,194
Series 2015-H14, Class FB, 5.65%, 5/20/2065 (b)	4,452,434	4,428,941
Series 2015-H12, Class FA, 5.70%, 5/20/2065 (b)	4,436,098	4,409,777
Series 2015-H15, Class FB, 5.82%, 6/20/2065 (b)	6,429,787	6,403,807
Series 2015-H19, Class FN, 5.66%, 7/20/2065 (b)	6,821,650	6,772,108
Series 2015-H23, Class TA, 5.69%, 9/20/2065 (b)	9,146,578	9,082,240
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	364,765	336,227
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	79,166	77,089
Impac CMB Trust
Series 2004-6, Class 1A2, 6.21%, 10/25/2034 (b)	35,060	34,119
Series 2005-5, Class A1, 6.07%, 8/25/2035 (b)	302,543	277,618
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.55%, 3/25/2037 (b)	205,935	173,528
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 3.90%, 10/25/2033 (b)	18,845	17,207
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (b)	55,537	52,631
Series 2004-13, Class 3A7B, 7.37%, 11/21/2034 (b)	181,327	169,489
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.83%, 2/25/2033 (b)	34,844	32,610
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 6.42%, 9/15/2030 (b)	17,576	16,460
Series 2002-TBC1, Class B2, 6.82%, 9/15/2030 (b)	7,392	5,829
Series 2001-TBC1, Class B1, 6.30%, 11/15/2031 (b)	70,108	64,554
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 6.09%, 9/25/2029 (b)	86,659	77,316
Series 2004-1, Class 2A3, 4.39%, 12/25/2034 (b)	71,986	66,001
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	606,700	556,022
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,805,046	1,680,202
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.71%, 3/25/2033 (b)	43,870	38,428
Series 2003-HYB1, Class B1, 5.71%, 3/25/2033 (b)	47,202	27,313
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	594,796	577,350
Series 2004-5AR, Class 3A3, 4.86%, 7/25/2034 (b)	78,145	69,558
Series 2004-5AR, Class 3A5, 4.86%, 7/25/2034 (b)	440,382	412,022
Series 2004-11AR, Class 1A2A, 5.74%, 1/25/2035 (b)	178,822	160,795
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 6.27%, 8/15/2032 (b)	32,451	29,495
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.88%, 2/25/2035 (a) (b)	535,398	451,597
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 6.18%, 1/25/2048 (a) (b)	1,206,196	1,171,071

50

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	141,009	137,474
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.90%, 10/25/2032 (b)	183,313	178,220
PRPM LLC Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	1,944,795	1,896,420
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.99%, 6/25/2035 (b)	314,669	297,005
Series 2006-SA4, Class 2A1, 5.25%, 11/25/2036 (b)	147,687	124,892
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	7,245,635	6,527,641
Sequoia Mortgage Trust
Series 11, Class A, 6.33%, 12/20/2032 (b)	7,760	6,921
Series 2003-3, Class A2, 6.37%, 7/20/2033 (b)	62,734	55,731
Series 2004-11, Class A2, 6.07%, 12/20/2034 (b)	331,947	288,819
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 6.13%, 3/19/2034 (b)	26,852	24,811
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 6.18%, 7/19/2032 (b)	127,271	72,589
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.60%, 7/25/2033 (b)	246,738	236,422
Series 2003-40A, Class 4A, 7.16%, 1/25/2034 (b)	122,802	113,842
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.57%, 12/25/2044 (b)	1,246,971	1,086,006
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,953,839	2,694,137
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (a)	5,000,000	5,000,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (b)	245,137	222,365
Series 2004-AR11, Class A, 5.27%, 10/25/2034 (b)	122,335	110,965
Total Collateralized Mortgage Obligations (Cost $243,784,521)		233,510,381
Mortgage-Backed Securities — 9.3%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	918,808	875,038
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	5,050,009	4,718,623
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RA2904, 3.00%, 6/1/2050	4,875,189	4,234,060
Pool # RA2970, 2.50%, 7/1/2050	5,559,047	4,644,185
Pool # SD1787, 5.00%, 10/1/2052	3,741,216	3,704,485
Pool # SD8277, 5.50%, 12/1/2052 (d)	4,699,301	4,642,754
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	133,817	131,539
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	1,867	1,862
Pool # MA1338, 3.00%, 2/1/2033	876,263	817,344
Pool # MA1401, 3.00%, 4/1/2033	340,955	318,025
Pool # MA1490, 3.00%, 7/1/2033	1,127,427	1,051,583
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	153,462	158,315
Pool # AD0588, 5.00%, 12/1/2039	742,753	742,252
Pool # AD9721, 5.50%, 8/1/2040	172,346	170,222
Pool # BM3048, 4.00%, 10/1/2042	3,129,673	2,973,246
Pool # AS4592, 4.00%, 2/1/2045	5,167,662	4,898,965
Pool # BM5560, 4.00%, 1/1/2046	3,706,560	3,521,308
Pool # CA0411, 4.00%, 9/1/2047	3,539,570	3,354,834
Pool # CA2489, 4.50%, 10/1/2048	628,076	600,095
Pool # BP7345, 3.00%, 6/1/2050	6,233,543	5,409,846
Pool # BQ7436, 3.00%, 9/1/2051	4,340,755	3,746,966
Pool # BQ7454, 3.00%, 12/1/2051	5,855,242	5,055,380
Pool # FS2898, 4.50%, 9/1/2052	5,589,094	5,302,308
Pool # FS3051, 5.00%, 10/1/2052	3,645,674	3,609,881
Pool # CB4839, 5.50%, 10/1/2052 (d)	3,806,822	3,765,766
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	355,562	327,940
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	54,226	52,909
GNMA II, 30 Year
Pool # 1429, 7.50%, 10/20/2023	32	32
Pool # CG5224, 3.50%, 8/20/2051	9,077,445	8,061,095
Total Mortgage-Backed Securities (Cost $86,642,482)		76,890,858
Commercial Mortgage-Backed Securities — 9.0%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	3,291,000	2,801,128
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500,000	3,263,642
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,368,574
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.95%, 8/25/2035 (a) (b)	394,125	358,656

51

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2005-2A, Class M1, 6.07%, 8/25/2035 (a) (b)	78,715	72,712
Series 2007-3, Class A2, 5.86%, 7/25/2037 (a) (b)	379,636	334,107
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000,000	921,056
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	842,791	781,944
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (b)	6,000,000	5,893,552
BPR Trust Series 2021-KEN, Class A, 6.67%, 2/15/2029 (a) (b)	2,115,000	2,086,087
BX Series 2021-MFM1, Class A, 6.12%, 1/15/2034 (a) (b)	3,616,981	3,560,163
BX Trust
Series 2021-BXMF, Class A, 6.06%, 10/15/2026 (a) (b)	8,000,000	7,816,782
Series 2021-LBA, Class AJV, 6.23%, 2/15/2036 (a) (b)	6,500,000	6,371,557
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	6,000,000	5,605,289
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.29%, 1/25/2051 (a) (b)	170,983	166,098
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 3.37%, 10/25/2047 (b)	1,034,989	1,003,984
Series Q013, Class APT1, 1.76%, 5/25/2050 (b)	2,925,783	2,790,992
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.56%, 10/15/2039 (a) (b)	3,000,000	2,989,655
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	1,979,637
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,061,088
ONE Mortgage Trust Series 2021-PARK, Class A, 6.12%, 3/15/2036 (a) (b)	7,000,000	6,648,539
SMR Mortgage Trust Series 2022-IND, Class A, 6.96%, 2/15/2039 (a) (b)	7,421,798	7,087,055
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.01%, 11/15/2036 (a) (b)	2,300,000	2,222,884
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36,602	33,965
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (b)	3,095,349	2,951,552
Series 2020-C58, Class A1, 0.55%, 7/15/2053	26,190	26,121
Total Commercial Mortgage-Backed Securities (Cost $78,261,669)		74,196,819
Corporate Bonds — 6.8%
Banks — 2.7%
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470,000	5,817,912
Cooperatieve Rabobank UA (Netherlands) (SOFRINDX + 0.30%), 5.64%, 1/12/2024 (e)	10,000,000	9,998,360
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,605,880
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,670,024
		22,092,176
Capital Markets — 0.5%
Credit Suisse AG (Switzerland) 7.95%, 1/9/2025	4,000,000	4,078,203
Consumer Finance — 1.2%
American Honda Finance Corp. (3-MONTH CME TERM SOFR + 0.54%), 5.84%, 1/12/2024 (e)	10,000,000	10,005,201
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,706,482
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,606,208
Insurance — 1.8%
Metropolitan Life Global Funding I (SOFR + 0.32%), 5.66%, 1/7/2024 (a) (e)	10,000,000	10,000,229
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	4,759,072
		14,759,301
Total Corporate Bonds (Cost $58,662,452)		56,247,571

52

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.7%
Investment Companies — 7.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (f) (g) (Cost $63,431,941)	63,417,617	63,436,642
Total Investments — 100.7% (Cost $872,486,855)		832,437,325
Liabilities in Excess of Other Assets — (0.7)%		(6,090,336)
NET ASSETS — 100.0%		826,346,989

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2023.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2023.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.

53

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.5%
Apartments — 17.5%
American Homes 4 Rent, Class A, REIT	354,503	12,776,288
Apartment Income REIT Corp., REIT	184,868	6,296,604
Equity LifeStyle Properties, Inc., REIT (a)	31,469	2,107,164
Equity Residential, REIT	154,915	10,043,139
Sun Communities, Inc., REIT	102,144	12,504,469
UDR, Inc., REIT	377,959	15,080,564
		58,808,228
Diversified — 32.1%
American Tower Corp., REIT	173,139	31,393,563
Digital Realty Trust, Inc., REIT	207,767	27,367,069
Equinix, Inc., REIT	34,958	27,315,482
SBA Communications Corp., REIT	26,084	5,856,641
Weyerhaeuser Co., REIT	50,713	1,660,851
WP Carey, Inc., REIT	215,965	14,048,523
		107,642,129
Health Care — 12.8%
CareTrust REIT, Inc., REIT	208,349	4,198,232
Sabra Health Care REIT, Inc., REIT	476,190	5,966,661
Ventas, Inc., REIT	322,500	14,086,800
Welltower, Inc., REIT (a)	224,618	18,616,340
		42,868,033
Hotels — 2.0%
DiamondRock Hospitality Co., REIT	415,720	3,350,703
Host Hotels & Resorts, Inc., REIT	218,998	3,457,979
		6,808,682
Industrial — 12.1%
First Industrial Realty Trust, Inc., REIT	125,540	6,520,548
Prologis, Inc., REIT	190,010	23,599,242
Rexford Industrial Realty, Inc., REIT	198,897	10,635,022
		40,754,812
Office — 3.1%
Alexandria Real Estate Equities, Inc., REIT	42,403	4,933,165
Boston Properties, Inc., REIT	83,847	5,598,464
		10,531,629
Shopping Centers — 5.6%
Federal Realty Investment Trust, REIT	59,703	5,847,312
Kimco Realty Corp., REIT	678,068	12,842,608
		18,689,920
INVESTMENTS	SHARES	VALUE($)

Single Tenant — 6.2%
Realty Income Corp., REIT	374,476	20,985,635
Storage — 5.1%
Extra Space Storage, Inc., REIT	24,761	3,186,246
Public Storage, REIT	50,069	13,838,070
		17,024,316
Total Common Stocks (Cost $318,584,912)		324,113,384
Short-Term Investments — 4.3%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (b) (c) (Cost $8,370,575)	8,369,108	8,371,618
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (b) (c)	4,002,799	4,003,600
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	2,035,207	2,035,207
Total Investment of Cash Collateral from Securities Loaned (Cost $6,038,807)		6,038,807
Total Short-Term Investments (Cost $14,409,382)		14,410,425
Total Investments — 100.8% (Cost $332,994,294)		338,523,809
Liabilities in Excess of Other Assets — (0.8)%		(2,764,321)
NET ASSETS — 100.0%		335,759,488

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $5,897,227.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

54	Realty Income ETF	August 31, 2023

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 98.3% (a)
Alabama — 0.3%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	645,000	619,187
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	240,000	237,237
Arizona — 5.3%
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 5.00%, 7/1/2032 (c)	280,000	282,636
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (c)	260,000	222,539
Series 2021A, Rev., 4.00%, 12/15/2051 (c)	250,000	180,179
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2033	1,000,000	1,080,268
Series 2022A, Rev., 5.00%, 11/1/2037	900,000	938,909
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2030	245,000	252,541
Series 2022A, Rev., 5.00%, 7/1/2031	260,000	267,625
Series 2022A, Rev., 5.00%, 7/1/2032	270,000	277,063
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	310,000	325,580
Series 2021A, Rev., 4.00%, 7/1/2035	370,000	353,416
Series 2021A, Rev., 4.00%, 7/1/2036	155,000	145,701
Series 2021A, Rev., 4.00%, 7/1/2041	400,000	352,367
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (c)	250,000	238,275
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	750,000	721,891
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	750,000	736,883
La Paz County Industrial Development Authority, Harmony Public School Project
Series 2021A, Rev., 4.00%, 2/15/2041	420,000	350,804
Series 2021A, Rev., 4.00%, 2/15/2046	335,000	263,987
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (c)	935,000	763,044
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031 (c)	250,000	235,822
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450,000	4,290,729
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200,000	213,323
Total Arizona		12,493,582
California — 6.1%
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	1,090,000	1,141,648
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (c)	300,000	239,224
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	500,000	388,350
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (c)	300,000	286,126
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 3.00%, 8/1/2025	50,000	48,933
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Series 2022B, Rev., 5.00%, 11/1/2034	210,000	227,512
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026 (c)	100,000	97,258
Series 2021A, Rev., 5.00%, 12/1/2027 (c)	50,000	50,767
Series 2021A, Rev., 5.00%, 12/1/2028 (c)	60,000	61,272
Series 2021A, Rev., 5.00%, 12/1/2029 (c)	100,000	102,526
Series 2021A, Rev., 5.00%, 12/1/2031 (c)	65,000	66,834
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410,000	420,412

55

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B2, Rev., 2.13%, 11/15/2026	410,000	386,797
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	250,000	259,016
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100,000	1,136,146
Rev., AMT, 5.00%, 7/1/2038 (c)	500,000	513,641
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (c)	500,000	484,790
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	300,000	283,659
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	300,000	289,854
California School Finance Authority, Classical Academies Oceanside Project
Series 2022A, Rev., 4.00%, 10/1/2027 (c)	500,000	492,462
Series 2022A, Rev., 5.00%, 10/1/2032 (c)	700,000	727,624
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (c)	350,000	360,099
California School Finance Authority, John Adams Academies Series 2022A, Rev., 4.50%, 7/1/2032 (c)	835,000	805,456
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (c)	500,000	509,315
California School Finance Authority, Kipp Social Projects
Series 2020A, Rev., 5.00%, 7/1/2027 (c)	80,000	82,657
Series 2020A, Rev., 5.00%, 7/1/2028 (c)	110,000	114,710
Series 2020A, Rev., 5.00%, 7/1/2029 (c)	140,000	147,018
Series 2020A, Rev., 5.00%, 7/1/2030 (c)	100,000	105,605
Series 2020A, Rev., 4.00%, 7/1/2040 (c)	295,000	268,349
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645,000	1,851,886
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000,000	940,153
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (c)	500,000	367,295
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (c)	175,000	170,195
Orange County Community Facilities District No. 2021-1, Rienda Rev., 5.00%, 8/15/2042	400,000	402,572
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, Rev., AGM, 5.00%, 9/1/2028	230,000	250,262
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series 2016B, Rev., 3.50%, 12/1/2045	185,000	183,184
Total California		14,263,607
Colorado — 3.7%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200,000	204,156
COP, 4.00%, 12/1/2035	225,000	227,883
COP, 4.00%, 12/1/2036	350,000	350,639
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35,000	34,021
Rev., 4.00%, 5/1/2030	30,000	28,972
Rev., 4.00%, 5/1/2031	30,000	28,815
Rev., 4.00%, 5/1/2041	90,000	76,150
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (c)	595,000	544,253
Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects
Rev., 4.00%, 1/1/2026	200,000	195,782
Rev., 4.00%, 1/1/2032	475,000	452,325
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2034 (c)	300,000	296,395
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	300,000	270,852
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	185,000	183,675
Series 2020H, Rev., GNMA COLL, 3.00%, 5/1/2050	755,000	728,815
Series 2020B, Rev., 3.75%, 5/1/2050	1,390,000	1,364,571
Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053 (d)	2,500,000	2,654,169

56

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590,000	583,971
Rev., 5.25%, 12/1/2032	500,000	492,772
Total Colorado		8,718,216
Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	70,000	69,745
Series A-1, Rev., 4.00%, 11/15/2047	135,000	133,797
Series D-1, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/15/2047	425,000	421,194
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (b)	225,000	220,168
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250,000	261,926
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000,000	1,054,207
Total Connecticut		2,161,037
Delaware — 1.1%
Delaware State Economic Development Authority, Aspria of Delaware Charter Series 2022A, Rev., 4.00%, 6/1/2042	250,000	194,645
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225,000	222,581
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200,000	2,292,148
Total Delaware		2,709,374
District of Columbia — 1.8%
District of Columbia, Gallaudet University Project Series 2021A, Rev., 4.00%, 4/1/2036	200,000	194,274
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (c)	400,000	396,681
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000,000	884,517
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Rev., 5.00%, 6/1/2050	1,500,000	1,313,639
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500,000	1,521,462
Total District of Columbia		4,310,573
Florida — 10.5%
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (c)	150,000	135,641
City of Pompano Beach, John Knox Village Project
Series 2020, Rev., 3.50%, 9/1/2035	1,375,000	1,153,087
Series 2021A, Rev., 4.00%, 9/1/2041	1,000,000	815,148
City of Port St. Lucie, Utility System Rev., NATL - RE, 5.25%, 9/1/2024	5,000,000	5,093,086
Collier County Educational Facilities Authority
Series 2023, Rev., 5.00%, 6/1/2028	775,000	792,338
Series 2023, Rev., 5.00%, 6/1/2029	565,000	579,824
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (c)	225,000	220,390
Series 2022, Rev., 5.25%, 8/15/2037 (c)	350,000	329,201
Series 2022, Rev., 5.63%, 8/15/2042 (c)	1,515,000	1,421,830
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (c)	460,000	467,686
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2021A, Rev., 4.00%, 7/1/2027	290,000	284,130
Series 2021A, Rev., 4.00%, 7/1/2028	150,000	146,562
Series 2021A, Rev., 4.00%, 7/1/2029	155,000	150,717
Series 2021A, Rev., 4.00%, 7/1/2030	215,000	207,992
Series 2022B, Rev., 5.00%, 7/1/2031	165,000	169,227
Series 2022B, Rev., 5.00%, 7/1/2042	230,000	222,096
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	300,000	294,416
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2032	270,000	276,813
Series 2022A, Rev., 5.00%, 6/15/2033	380,000	389,196
Series 2022A, Rev., 5.00%, 6/15/2034	400,000	408,888
Series 2022A, Rev., 5.00%, 6/15/2036	1,325,000	1,341,767
Series 2020A, Rev., 5.00%, 6/15/2040	500,000	500,003

57

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026 (c)	110,000	106,174
Lee County Industrial Development Authority, Cypress Cove at Healthpeak Florida, Inc. Project Series 2022B2, Rev., 3.25%, 10/1/2026	500,000	476,173
Lee County School Board (The)
COP, 5.00%, 8/1/2042	2,715,000	2,887,181
Series 2023A, COP, 4.00%, 8/1/2046	2,000,000	1,876,749
Series 2023A, COP, 4.00%, 8/1/2048	500,000	465,747
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2036	1,000,000	1,053,724
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.20%, 5/1/2027	225,000	227,423
5.85%, 5/1/2037	500,000	517,966
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series 2022, Rev., 5.00%, 11/1/2031	100,000	105,289
Series 2022, Rev., 5.00%, 11/1/2032	100,000	105,689
Series 2022, Rev., 5.00%, 11/1/2047	500,000	481,825
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (c)	210,000	168,798
Village Community Development District No. 15
4.25%, 5/1/2028 (c)	350,000	349,981
4.38%, 5/1/2033 (c)	500,000	500,781
Total Florida		24,723,538
Georgia — 1.3%
Cherokee County Water and Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2035	135,000	155,682
Series 2023, Rev., 5.00%, 8/1/2036	165,000	188,131
Series 2023, Rev., 5.00%, 8/1/2037	135,000	151,998
Series 2023, Rev., 5.00%, 8/1/2039	375,000	416,755
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	500,000	532,891
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860,000	884,029
Georgia Housing and Finance Authority, Single Family Mortgage
Series 2017A, Rev., 4.00%, 12/1/2047	220,000	218,419
Series 2017B, Rev., 4.00%, 12/1/2047	440,000	436,188
Total Georgia		2,984,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — 5.0%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	44,802	44,753
Series 2007-A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	48,693	48,668
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500,000	550,017
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500,000	1,607,458
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	665,000	647,539
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 4.60%, 6/1/2027	165,000	160,463
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2032	215,000	220,154
Series 2022A, Rev., 5.00%, 10/1/2035	475,000	477,808
Series 2022A, Rev., 5.50%, 10/1/2039	380,000	384,583
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	100,000	99,207
Series 2022B-2, Rev., 5.25%, 11/15/2027	100,000	99,398
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,043
Series 2021A, Rev., 5.00%, 5/15/2032	135,000	126,293
Series 2021A, Rev., 5.00%, 5/15/2033	145,000	134,647
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2030	130,000	127,180
Rev., 4.00%, 11/1/2031	135,000	131,546
Rev., 4.00%, 11/1/2041	375,000	325,378
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2033	365,000	376,411
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	340,000	333,768
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505,000	517,577
Southern Illinois University, Housing and Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2033	300,000	320,890
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250,000	260,176
Rev., 5.00%, 4/15/2028	390,000	420,756
Rev., 5.00%, 4/15/2029	290,000	317,446
State of Illinois Series 2023B, GO, 4.50%, 5/1/2048	160,000	153,332

58

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170,000	1,301,495
GO, 5.00%, 12/15/2036	1,460,000	1,611,046
GO, 4.00%, 12/15/2037	1,000,000	982,585
Total Illinois		11,880,617
Indiana — 2.8%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500,000	394,909
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (c)	570,000	493,777
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880,000	1,931,323
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2053	150,000	150,145
Indiana Finance Authority, DePauw University Series 2022A, Rev., 5.00%, 7/1/2032	350,000	368,899
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	220,000	204,430
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Series 2021, Rev., 5.00%, 6/1/2031	100,000	108,375
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2001A-1, Rev., 5.00%, 11/15/2034	1,670,000	1,716,858
Indiana Housing and Community Development Authority Series 2020A, Rev., 3.75%, 1/1/2049	670,000	657,157
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500,000	492,087
Total Indiana		6,517,960
Iowa — 0.8%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	183,020
Rev., 5.00%, 9/1/2030	110,000	100,501
Rev., 5.00%, 9/1/2031	105,000	94,636
Rev., 5.00%, 9/1/2036	445,000	378,335
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,019,165
Total Iowa		1,775,657
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kansas — 0.3%
City of Manhattan, Meadowlark Hills
Series 2022B-2, Rev., 2.38%, 6/1/2027	225,000	210,921
Series 2021A, Rev., 4.00%, 6/1/2036	300,000	248,955
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 12/1/2026	250,000	246,684
Total Kansas		706,560
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670,000	723,410
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (c)	450,000	427,229
Series 2021A, Rev., 5.00%, 6/1/2041 (c)	525,000	438,862
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385,000	334,844
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440,000	360,784
Total Louisiana		2,285,129
Maine — 0.2%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370,000	406,880
Maine State Housing Authority, Mortgage Purchase Series 2016A, Rev., 4.00%, 11/15/2045	150,000	149,513
Total Maine		556,393
Maryland — 0.8%
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475,000	467,089
Rev., 4.00%, 1/1/2033	600,000	588,794
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150,000	159,312
Series 2021A, Rev., 5.00%, 6/1/2031	175,000	188,636
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	470,000	465,528
Total Maryland		1,869,359
Massachusetts — 4.8%
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000,000	3,052,908

59

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000,000	1,030,906
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	638,752
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	285,000	281,606
Rev., 5.00%, 1/1/2027	305,000	299,136
Rev., 5.00%, 1/1/2028	265,000	258,059
Rev., 5.00%, 1/1/2029	500,000	484,085
Rev., 5.00%, 1/1/2031	240,000	229,899
Rev., 5.13%, 1/1/2040	510,000	460,475
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150,000	160,654
Series 2021G, Rev., 5.00%, 7/1/2030	150,000	162,402
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820,000	997,931
Massachusetts Housing Finance Agency, Single Family Housing
Series 183, Rev., 3.50%, 12/1/2046	65,000	64,129
Series 214, Rev., GNMA / FNMA / FHLMC, 3.75%, 12/1/2049	850,000	834,460
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2029	2,000,000	2,271,505
Total Massachusetts		11,226,907
Michigan — 3.2%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475,000	494,280
Series 2021A, GO, 5.00%, 4/1/2031	215,000	224,225
Series 2021A, GO, 5.00%, 4/1/2033	770,000	798,160
Series 2023A, GO, 6.00%, 5/1/2039	3,225,000	3,557,727
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575,000	602,889
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	978,270
Michigan State Building Authority, Facilities Program Series 2023-II, Rev., 4.00%, 10/15/2047	650,000	613,417
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	325,000	320,072
Total Michigan		7,589,040
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — 3.0%
City of Ramsey, PACT Charter School Project Series 2022A, Rev., 5.00%, 6/1/2032	535,000	531,595
City of Rochester, Mayo Clinic Series 2022, Rev., 4.00%, 11/15/2039	1,425,000	1,417,493
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	175,000	158,795
Series 2021A, Rev., 4.00%, 7/1/2041	445,000	347,946
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	105,000	104,888
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	1,250,000	1,332,086
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015,000	1,016,766
Rev., 5.25%, 8/1/2025	1,070,000	1,071,481
Rev., 5.25%, 8/1/2026	825,000	826,196
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	245,000	242,733
Total Minnesota		7,049,979
Mississippi — 0.4%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA / FNMA / FHLMC, 4.00%, 12/1/2048	840,000	830,572
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,066,303
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	425,000	414,732
Total Missouri		1,481,035
Nebraska — 0.7%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020,000	1,036,611
Rev., 5.00%, 7/1/2031	720,000	731,922
Total Nebraska		1,768,533

60

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — 0.5%
Carson City Nevada Hospital
Rev., 5.00%, 9/1/2026	555,000	570,292
Rev., 5.00%, 9/1/2029	620,000	644,427
Total Nevada		1,214,719
New Hampshire — 2.5%
City of Manchester, School Facilities
Rev., NATL - RE, 5.50%, 6/1/2024	3,545,000	3,598,181
Rev., NATL - RE, 5.50%, 6/1/2027	900,000	969,689
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2027	250,000	243,090
Rev., 4.00%, 1/1/2029	300,000	285,980
Rev., 4.00%, 1/1/2031	290,000	270,525
Rev., 4.00%, 1/1/2041	750,000	613,638
Total New Hampshire		5,981,103
New Jersey — 1.5%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60,000	65,912
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75,000	81,829
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75,000	74,349
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215,000	209,603
Rev., 5.00%, 7/15/2032 (c)	285,000	293,327
Rev., 5.00%, 7/15/2042 (c)	590,000	573,132
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2027 (c)	400,000	395,092
Rev., 4.00%, 7/15/2029 (c)	430,000	422,178
Rev., 4.00%, 7/15/2030 (c)	200,000	195,647
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	585,000	584,124
Passaic County Improvement Authority (The), Paterson arts and Science Charter School Projects Rev., 5.25%, 7/1/2043	670,000	660,582
Total New Jersey		3,555,775
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA / FNMA / FHLMC, 4.00%, 1/1/2050	715,000	705,743
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — 4.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.50%, 7/1/2026	500,000	478,180
Rev., 4.00%, 7/1/2031	780,000	714,299
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135,000	127,515
Series 2022A, Rev., 5.00%, 6/15/2042	360,000	341,886
Series 2022A, Rev., 5.00%, 6/15/2052	640,000	580,290
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 3.40%, 7/1/2027	245,000	237,447
Series 2022A, Rev., 5.00%, 7/1/2032	100,000	103,864
Series 2022A, Rev., 5.00%, 7/1/2042	300,000	296,379
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2029	460,000	483,791
Rev., 5.00%, 7/1/2031	535,000	568,939
Rev., 5.00%, 7/1/2032	550,000	586,365
Rev., 5.00%, 7/1/2035	530,000	555,291
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031 (c)	150,000	139,232
Series 2021A, Rev., 4.00%, 6/15/2041 (c)	135,000	107,615
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (c)	250,000	240,997
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015FF, Rev., 5.00%, 6/15/2031	1,000,000	1,028,647
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2025	1,750,000	1,764,815
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	390,000	384,818
Series 195, Rev., 4.00%, 10/1/2046	350,000	348,133
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	140,000	142,172
Series 2022B, Rev., 5.00%, 1/1/2037	265,000	262,441

61

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2022B, Rev., 5.00%, 1/1/2041	250,000	241,824
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Series 2020A, Rev., 4.00%, 10/15/2030	355,000	330,730
Total New York		10,065,670
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA / FNMA / FHLMC, 4.00%, 7/1/2050	445,000	439,143
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290,000	263,756
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180,000	170,184
Rev., 4.00%, 9/1/2041	415,000	347,817
Total North Carolina		1,220,900
North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	175,000	171,870
Series 2015D, Rev., 4.00%, 7/1/2046	370,000	368,275
Series D, Rev., FHA, 4.00%, 1/1/2048	520,000	514,966
Total North Dakota		1,055,111
Ohio — 4.5%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	883,797
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2037	210,000	200,657
Series 2021A, Rev., 4.00%, 5/15/2038	110,000	103,281
Series 2021A, Rev., 4.00%, 5/15/2039	115,000	106,732
Series 2021A, Rev., 4.00%, 5/15/2040	115,000	106,033
Series 2021A, Rev., 4.00%, 5/15/2041	125,000	114,302
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	460,000	438,428
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	165,000	157,348
Rev., 5.00%, 5/1/2030	250,000	236,034
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,565,109
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125,000	129,596
Series 2021A, Rev., 5.00%, 12/1/2030	65,000	67,948
Series 2022, Rev., 5.00%, 12/1/2034	950,000	1,036,597
Series 2021A, Rev., 4.00%, 12/1/2035	150,000	140,947
Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,160,149
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325,000	329,405
Rev., 5.00%, 9/1/2028	340,000	346,283
Rev., 5.00%, 9/1/2029	355,000	362,300
Rev., 5.00%, 9/1/2030	275,000	281,213
Rev., 5.75%, 9/1/2037	500,000	516,328
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	275,000	278,274
Rev., 5.00%, 12/1/2032	100,000	103,102
Ohio Higher Educational Facility Commission, Kenyon College Rev., 4.00%, 7/1/2044	1,340,000	1,218,426
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2016D, Rev., GNMA / FNMA / FHLMC, 4.00%, 3/1/2047	310,000	307,496
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A, Rev., 5.00%, 12/1/2036	150,000	165,256
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (c)	245,000	224,045
Total Ohio		10,579,086
Oklahoma — 0.8%
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,973,701
Oregon — 1.0%
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155,000	155,955
Rev., 4.00%, 5/15/2029	130,000	124,130
Rev., 4.00%, 5/15/2047	400,000	303,219

62

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360,000	1,410,758
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021A, Rev., 5.00%, 11/15/2046	500,000	391,777
Total Oregon		2,385,839
Other — 0.4%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (b)	845,000	844,661
Pennsylvania — 5.9%
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2031	465,000	467,660
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600,000	648,479
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500,000	494,053
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2037	360,000	397,019
Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525,000	574,785
Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425,000	462,772
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT-4, Rev., 4.00%, 11/1/2036	535,000	483,284
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2035	175,000	192,696
Rev., 5.00%, 12/1/2036	185,000	202,290
Rev., 5.00%, 12/1/2037	200,000	217,454
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT-1, Rev., 4.00%, 5/1/2036	100,000	89,733
Delaware County Authority, Neumann University Rev., 5.00%, 10/1/2023	240,000	240,023
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2031	390,000	358,559
Rev., 4.00%, 7/1/2037	170,000	143,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340,000	315,704
Series 2021A, Rev., 4.00%, 5/1/2041	885,000	703,696
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	618,284
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175,000	178,991
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2016-121, Rev., 3.50%, 10/1/2046	420,000	416,131
Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	155,000	153,973
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., AGM, 5.00%, 12/1/2026	1,550,000	1,634,864
Rev., AGM, 5.00%, 12/1/2027	680,000	722,760
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	330,000	308,411
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2026	775,000	794,817
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175,000	142,204
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Series 2020A, Rev., 5.00%, 5/1/2030	1,015,000	1,019,878
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	793,314
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135,000	126,642
Series 2021A, Rev., 4.00%, 11/15/2030	190,000	176,125
Series 2021A, Rev., 4.00%, 11/15/2031	195,000	178,923
Series 2021A, Rev., 4.00%, 11/15/2036	365,000	311,316
Series 2021A, Rev., 4.00%, 11/15/2041	370,000	295,011
Total Pennsylvania		13,863,323

63

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — 0.2%
South Carolina State Housing Finance and Development Authority
Series 2017A, Rev., 4.00%, 1/1/2047	105,000	104,333
Series 2017B, Rev., FHA, GNMA / FNMA / FHLMC, 4.00%, 7/1/2047	285,000	282,521
Total South Carolina		386,854
South Dakota — 0.7%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	440,000	437,474
Series 2019A, Rev., 4.00%, 5/1/2049	1,170,000	1,156,893
Total South Dakota		1,594,367
Tennessee — 1.2%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,099,438
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105,000	101,497
Series 2021B, Rev., 4.00%, 10/1/2031	220,000	211,549
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	850,000	720,001
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	755,937
Tennessee Housing Development Agency, Residential Finance Program Series 2B, Rev., AMT, 4.00%, 7/1/2043	5,000	4,990
Total Tennessee		2,893,412
Texas — 6.4%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100,000	99,926
Series 2021A, Rev., 5.00%, 8/15/2028	40,000	39,999
Series 2021A, Rev., 4.00%, 8/15/2029	40,000	37,747
Series 2021A, Rev., 4.00%, 8/15/2030	40,000	37,408
Series 2021A, Rev., 4.00%, 8/15/2031	45,000	41,660
Arlington Higher Education Finance Corp., Newman International Academy
Series 2021A, Rev., 4.00%, 8/15/2031	200,000	179,699
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2021A, Rev., 5.00%, 8/15/2041	300,000	263,106
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275,000	236,688
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	945,889
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225,000	186,493
Denton Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041	1,055,000	1,159,168
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,250,000	1,363,989
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250,000	206,544
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250,000	257,033
Series 2017A, Rev., 5.00%, 10/15/2027	500,000	515,199
Midtown Redevelopment Authority, Tax Increment Contract
Rev., 4.00%, 1/1/2031	365,000	375,265
Rev., 4.00%, 1/1/2032	500,000	511,225
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	1,750,000	1,715,425
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2032	420,000	356,436
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	550,000	410,907
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180,000	200,283
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200,000	225,626
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250,000	274,932
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	345,000	370,790
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500,000	396,229

64

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450,000	461,158
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series 2022A, Rev., 4.00%, 7/1/2053	750,000	668,602
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	390,000	387,574
Texas Water Development Board, Water Implementation, Master Trust Rev., 4.00%, 10/15/2045	3,000,000	2,843,423
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400,000	383,775
Total Texas		15,152,198
Utah — 2.2%
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250,000	209,647
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,805,880
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (c)	535,000	469,242
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	250,000	246,014
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	400,000	382,980
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	520,000	515,113
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 5.00%, 10/15/2027	130,000	131,655
Rev., 5.00%, 10/15/2032	310,000	318,035
Utah Transit Authority, Sales Tax Series 2006C, Rev., AGM, 5.25%, 6/15/2029	970,000	1,071,273
Total Utah		5,149,839
Vermont — 1.6%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	200,000	198,819
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Vermont — continued
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400,000	1,410,450
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,179,247
Total Vermont		3,788,516
Virginia — 0.5%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500,000	462,996
Rev., 3.00%, 10/1/2030	500,000	458,509
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160,000	167,873
Total Virginia		1,089,378
Washington — 4.0%
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000,000	5,259,027
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125,000	130,842
Rev., 5.00%, 1/1/2028	125,000	131,279
Rev., 5.00%, 1/1/2029	125,000	132,416
Rev., 4.00%, 1/1/2031	330,000	331,275
Rev., 4.00%, 1/1/2034	500,000	497,039
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,020,798
Washington Health Care Facilities Authority, Multi-care Health System Series 2017B, Rev., 5.00%, 8/15/2035	1,850,000	1,889,144
Washington State Housing Finance Commission, Single Family Program Series 2016 2A-R, Rev., AMT, 3.50%, 12/1/2046	65,000	64,312
Total Washington		9,456,132
West Virginia — 0.2%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 5.00%, 6/1/2039	500,000	526,198
Wisconsin — 3.9%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2032 (c)	225,000	211,709
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250,000	206,686

65

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027 (c)	260,000	259,273
Series 2021A, Rev., 5.00%, 6/15/2029 (c)	285,000	280,769
Series 2021A, Rev., 5.00%, 6/15/2031 (c)	315,000	306,279
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500,000	414,544
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	200,000	134,614
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	200,000	184,947
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2026	1,545,000	1,495,859
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	145,000	128,413
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c)	240,000	215,799
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250,000	252,683
Rev., 5.00%, 7/1/2025	250,000	255,259
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2024 (e)	580,000	588,380
Series 2017A, Rev., 5.00%, 9/1/2025 (e)	235,000	241,946
Series 2017A, Rev., 5.00%, 9/1/2026 (e)	385,000	403,344
Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	837,402
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series 2017C, Rev., 5.00%, 2/15/2027	400,000	412,584
Series 2017C, Rev., 5.00%, 2/15/2029	375,000	385,396
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165,000	1,240,944
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825,000	674,317
Total Wisconsin		9,131,147
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wyoming — 0.1%
Wyoming Community Development Authority Series 2017-5, Rev., 4.00%, 12/1/2046	360,000	356,756
Total Municipal Bonds (Cost $245,901,693)		231,728,613
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (f) (g) (Cost $2,684,493)	2,684,485	2,684,754
Total Investments — 99.5% (Cost $248,586,186)		234,413,367
Other Assets Less Liabilities — 0.5%		1,245,319
NET ASSETS — 100.0%		235,658,686

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.

66

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD10,550,000	(249,923)	(155,108)	(405,031)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
ASSETS:
Investments in non-affiliates, at value	$190,268,944	$478,524,226	$769,000,683
Investments in affiliates, at value	35,111,891	6,085,646	63,436,642
Cash	50,778	43,367	186,401
Deposits at broker for centrally cleared swaps	425,000	40,000	—
Receivables:
Investment securities sold	—	41,858	—
Fund shares sold	586	—	—
Interest from non-affiliates	2,152,300	2,079,367	1,856,716
Dividends from affiliates	97,383	911	405,617
Variation margin on futures contracts	—	207,885	—
Variation margin on centrally cleared swaps	3,219	—	—
Due from adviser	—	2,895	—
Total Assets	228,110,101	487,026,155	834,886,059
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	7,356,380	—	8,346,465
Variation margin on centrally cleared swaps	—	181,060	—
Accrued liabilities:
Investment advisory fees	29,403	61,250	89,993
Administration fees	14,141	31,090	52,629
Printing and mailing costs	—	85,593	1,697
Custodian and accounting fees	23,589	64,638	13,466
Other	37,264	66,614	34,820
Total Liabilities	7,460,777	490,245	8,539,070
Net Assets	$220,649,324	$486,535,910	$826,346,989
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
NET ASSETS:
Paid-in-Capital	$285,720,679	$580,203,852	$883,907,082
Total distributable earnings (loss)	(65,071,355)	(93,667,942)	(57,560,093)
Total Net Assets	$220,649,324	$486,535,910	$826,346,989
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a) (b)	4,500,360	10,593,210	16,453,170
Net asset value, per share	$49.03	$45.93	$50.22
Cost of investments in non-affiliates	$217,238,006	$516,340,714	$809,054,914
Cost of investments in affiliates	35,111,891	6,084,997	63,431,941
Net upfront receipts on centrally cleared swaps	(154,455)	(285,014)	—

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	69

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$324,113,384	$231,728,613
Investments in affiliates, at value	8,371,618	2,684,754
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	6,038,807	—
Cash	43,717	45,264
Deposits at broker for centrally cleared swaps	—	584,000
Receivables:
Investment securities sold	3,290,103	638,950
Interest from non-affiliates	—	2,686,818
Dividends from non-affiliates	246,692	—
Dividends from affiliates	1,253	12,162
Securities lending income (See Note 2.D.)	864	—
Variation margin on centrally cleared swaps	—	5,210
Total Assets	342,106,438	238,385,771
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	—	2,669,275
Collateral received on securities loaned (See Note 2.D.)	6,038,807	—
Accrued liabilities:
Investment advisory fees	106,497	1,196
Administration fees	21,329	15,014
Printing and mailing costs	81,944	587
Custodian and accounting fees	27,262	15,674
Other	71,111	25,339
Total Liabilities	6,346,950	2,727,085
Net Assets	$335,759,488	$235,658,686
NET ASSETS:
Paid-in-Capital	$334,367,082	$258,925,663
Total distributable earnings (loss)	1,392,406	(23,266,977)
Total Net Assets	$335,759,488	$235,658,686
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a)	7,997,859	4,756,783
Net asset value, per share	$41.98	$49.54
Cost of investments in non-affiliates	$318,584,912	$245,901,693
Cost of investments in affiliates	8,370,575	2,684,493
Investment securities on loan, at value (See Note 2.D.)	5,897,227	—
Cost of investment of cash collateral (See Note 2.D.)	6,038,807	—
Net upfront receipts on centrally cleared swaps	—	(249,923)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)

	JPMorgan High Yield Municipal ETF (a)	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$5,892,451	$13,507,392	$19,689,987
Interest income from affiliates	94	687	791
Dividend income from affiliates	156,244	378,956	1,932,771
Total investment income	6,048,789	13,887,035	21,623,549
EXPENSES:
Investment advisory fees	468,598	890,528	1,021,783
Administration fees	100,414	238,536	383,166
Distribution fees (See Note 3.C.)	162,173	—	187,512
Service fees (See Note 3.D.)	248,391	—	382,999
Custodian and accounting fees	56,536	46,824	39,799
Interest expense to non-affiliates	—	908	—
Interest expense to affiliates	602	4,848	27
Professional fees	46,130	44,714	43,272
Trustees’ and Chief Compliance Officer’s fees	13,342	12,555	14,710
Printing and mailing costs	35,611	5,999	67,474
Registration and filing fees	13,924	14,771	35,755
Transfer agency fees (See Note 2.H.)	2,656	—	10,329
Other	6,566	11,788	6,516
Total expenses	1,154,943	1,271,471	2,193,342
Less fees waived	(477,910)	(11,735)	(632,324)
Less expense reimbursements	(86,029)	(476,468)	(55,849)
Net expenses	591,004	783,268	1,505,169
Net investment income (loss)	5,457,785	13,103,767	20,118,380

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
	JPMorgan High Yield Municipal ETF (a)	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF (b)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(20,703,817)	$(14,595,761)	$(7,709,493)
Investments in affiliates	(3,707)	330	13,438
In-kind redemptions of investments in non-affiliates (See Note 4)	—	(1,802,263)	—
Futures contracts	—	(1,787,288)	—
Swaps	(1,005,251)	1,247,736	—
Net realized gain (loss)	(21,712,775)	(16,937,246)	(7,696,055)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	16,966,303	20,888,082	9,534,808
Investments in affiliates	—	(1,783)	(32,128)
Futures contracts	—	750,710	—
Swaps	690,660	(3,533,686)	—
Change in net unrealized appreciation/depreciation	17,656,963	18,103,323	9,502,680
Net realized/unrealized gains (losses)	(4,055,812)	1,166,077	1,806,625
Change in net assets resulting from operations	$1,401,973	$14,269,844	$21,925,005

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$4,461,223
Interest income from affiliates	101	426
Dividend income from non-affiliates	6,852,161	—
Dividend income from affiliates	318,549	112,072
Income from securities lending (net) (See Note 2.D.)	8,068	—
Total investment income	7,178,879	4,573,721
EXPENSES:
Investment advisory fees	1,250,710	388,342
Administration fees	156,339	97,085
Distribution fees (See Note 3.C.)	—	83,166
Service fees (See Note 3.D.)	—	187,631
Custodian and accounting fees	5,000	48,271
Interest expense to non-affiliates	817	292
Professional fees	30,750	35,137
Trustees’ and Chief Compliance Officer’s fees	11,992	12,902
Printing and mailing costs	35,395	24,360
Registration and filing fees	8,785	45,305
Transfer agency fees (See Note 2.H.)	—	1,702
Other	13,157	4,402
Total expenses	1,512,945	928,595
Less fees waived	(9,367)	(364,916)
Less expense reimbursements	(475,877)	(92,370)
Net expenses	1,027,701	471,309
Net investment income (loss)	6,151,178	4,102,412

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	73

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(15,882,824)	$(1,810,156)
Investments in affiliates	(2,072)	1,753
In-kind redemptions of investments in non-affiliates (See Note 4)	34,288,569	—
Futures contracts	—	(41,110)
Swaps	—	(810,110)
Net realized gain (loss)	18,403,673	(2,659,623)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(29,699,718)	1,148,644
Investments in affiliates	1,282	85
Futures contracts	—	(537)
Swaps	—	508,033
Change in net unrealized appreciation/depreciation	(29,698,436)	1,656,225
Net realized/unrealized gains (losses)	(11,294,763)	(1,003,398)
Change in net assets resulting from operations	$(5,143,585)	$3,099,014

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023 (a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,457,785	$13,708,808	$13,103,767	$33,443,609
Net realized gain (loss)	(21,712,775)	(16,687,330)	(16,937,246)	(37,445,587)
Distributions of capital gains received from investment company affiliates	—	28	—	—
Change in net unrealized appreciation/depreciation	17,656,963	(49,939,278)	18,103,323	(71,525,471)
Change in net assets resulting from operations	1,401,973	(52,917,772)	14,269,844	(75,527,449)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,420,793)	(13,587,353)	(12,352,100)	(35,607,004)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(81,713,964)	(120,748,861)	(419,988,691)	(151,417,047)
NET ASSETS:
Change in net assets	(84,732,784)	(187,253,986)	(418,070,947)	(262,551,500)
Beginning of period	305,382,108	492,636,094	904,606,857	1,167,158,357
End of period	$220,649,324	$305,382,108	$486,535,910	$904,606,857

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Inflation Managed Bond ETF and will be used going forward. As a result, the information prior to close of business on April 8, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023 (a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$20,118,380	$27,564,224	$6,151,178	$18,195,067
Net realized gain (loss)	(7,696,055)	(923,264)	18,403,673	318,623,424
Change in net unrealized appreciation/depreciation	9,502,680	(38,858,941)	(29,698,436)	(488,183,699)
Change in net assets resulting from operations	21,925,005	(12,217,981)	(5,143,585)	(151,365,208)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(17,648,971)	(27,004,700)	(7,857,983)	(209,509,368)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(301,617,136)	(107,791,299)	(160,793,179)	(671,849,490)
NET ASSETS:
Change in net assets	(297,341,102)	(147,013,980)	(173,794,747)	(1,032,724,066)
Beginning of period	1,123,688,091	1,270,702,071	509,554,235	1,542,278,301
End of period	$826,346,989	$1,123,688,091	$335,759,488	$509,554,235

(a)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Realty Income ETF and will be used going forward. As a result, the information prior to close of business on May 20, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,102,412	$7,078,485
Net realized gain (loss)	(2,659,623)	(6,883,359)
Distributions of capital gains received from investment company affiliates	—	1,336
Change in net unrealized appreciation/depreciation	1,656,225	(18,415,859)
Change in net assets resulting from operations	3,099,014	(18,219,397)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,241,183)	(7,029,156)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(25,852,699)	(26,017,228)
NET ASSETS:
Change in net assets	(25,994,868)	(51,265,781)
Beginning of period	261,653,554	312,919,335
End of period	$235,658,686	$261,653,554

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$3,264,542	$3,722,949	$4,866,875	$143,694,884
Distributions reinvested	182,983	582,535	—	2,379,990
Cost of shares redeemed	(8,853,160)	(8,295,343)	(424,855,566)	(280,551,196)
Change in net assets resulting from capital transactions	(5,405,635)	(3,989,859)	(419,988,691)	(134,476,322)
Class A
Proceeds from shares issued	799,749	44,304,291	—	327,168
Distributions reinvested	1,789,218	5,573,975	—	112,969
Cost of shares redeemed	(23,938,145)	(80,866,511)	—	(4,796,467)
Change in net assets resulting from Class A capital transactions	(21,349,178)	(30,988,245)	—	(4,356,330)
Class C
Proceeds from shares issued	287,941	6,148,812	—	368,640
Distributions reinvested	202,030	610,915	—	12,667
Cost of shares redeemed	(6,182,391)	(15,721,448)	—	(394,486)
Change in net assets resulting from Class C capital transactions	(5,692,420)	(8,961,721)	—	(13,179)
Class I
Proceeds from shares issued	19,683,850	149,484,047	—	8,724,880
Distributions reinvested	1,622,857	6,717,825	—	477,895
Cost of shares redeemed	(70,573,438)	(233,010,908)	—	(18,917,128)
Change in net assets resulting from Class I capital transactions	(49,266,731)	(76,809,036)	—	(9,714,353)
Class R5
Proceeds from shares issued	—	—	—	218,011
Distributions reinvested	—	—	—	6,602
Cost of shares redeemed	—	—	—	(3,081,476)
Change in net assets resulting from Class R5 capital transactions	—	—	—	(2,856,863)
Total change in net assets resulting from capital transactions	$(81,713,964)	$(120,748,861)	$(419,988,691)	$(151,417,047)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Inflation Managed Bond ETF and will be used going forward. As a result, the information prior to close of business on April 8, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Inflation Managed Bond Fund on April 8, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
SHARES TRANSACTIONS: (c) (d)
Issued	64,935	370,970	100,000	2,978,252
Reinvested	3,670	58,472	—	47,051
Redeemed	(177,902)	(826,488)	(9,050,000)	(5,844,105)
Change in Shares	(109,297)	(397,046)	(8,950,000)	(2,818,802)
Class A
Issued	15,954	4,428,926	—	6,350
Reinvested	35,889	560,662	—	2,233
Redeemed	(478,669)	(8,023,241)	—	(94,521)
Change in Class A Shares	(426,826)	(3,033,653)	—	(85,938)
Class C
Issued	5,740	627,847	—	7,128
Reinvested	4,052	61,373	—	250
Redeemed	(124,088)	(1,571,853)	—	(7,815)
Change in Class C Shares	(114,296)	(882,633)	—	(437)
Class I
Issued	391,412	15,019,403	—	170,457
Reinvested	32,524	673,901	—	9,449
Redeemed	(1,411,135)	(23,155,741)	—	(372,698)
Change in Class I Shares	(987,199)	(7,462,437)	—	(192,792)
Class R5
Issued	—	—	—	4,219
Reinvested	—	—	—	131
Redeemed	—	—	—	(61,097)
Change in Class R5 Shares	—	—	—	(56,747)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Inflation Managed Bond ETF and will be used going forward. As a result, the information prior to close of business on April 8, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Inflation Managed Bond Fund on April 8, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$12,884,430	$60,324,732	$12,573,132	$85,385,444
Distributions reinvested	11,437,344	17,722,105	—	116,182,036
Cost of shares redeemed	(232,827,184)	(157,664,853)	(173,366,311)	(771,368,525)
Redemptions in-kind (See Note 9)	—	—	—	(231,616,311)
Change in net assets resulting from capital transactions	(208,505,410)	(79,618,016)	(160,793,179)	(801,417,356)
Class A
Proceeds from shares issued	3,342,075	67,818,108	—	556,975
Distributions reinvested	2,367,196	3,417,443	—	2,660,213
Cost of shares redeemed	(47,922,575)	(92,530,834)	—	(3,873,369)
Change in net assets resulting from Class A capital transactions	(42,213,304)	(21,295,283)	—	(656,181)
Class C
Proceeds from shares issued	301,486	4,733,358	—	112,851
Distributions reinvested	143,219	166,895	—	425,744
Cost of shares redeemed	(3,598,701)	(7,663,998)	—	(405,113)
Change in net assets resulting from Class C capital transactions	(3,153,996)	(2,763,745)	—	133,482
Class I
Proceeds from shares issued	26,567,546	142,752,290	—	129,926,978
Distributions reinvested	2,914,658	4,604,734	—	13,727,046
Cost of shares redeemed	(77,226,630)	(151,471,279)	—	(3,968,685)
Change in net assets resulting from Class I capital transactions	(47,744,426)	(4,114,255)	—	139,685,339
Class L
Proceeds from shares issued	—	—	—	454,227
Distributions reinvested	—	—	—	3,503,082
Cost of shares redeemed	—	—	—	(8,909,073)
Change in net assets resulting from Class L capital transactions	—	—	—	(4,951,764)

(a)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Realty Income ETF and will be used going forward. As a result, the information prior to close of business on May 20, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Realty Income Fund on May 20, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
CAPITAL TRANSACTIONS: (c) (d) (continued)
Class R5
Proceeds from shares issued	$—	$—	$—	$290,370
Distributions reinvested	—	—	—	1,343,475
Cost of shares redeemed	—	—	—	(6,276,855)
Change in net assets resulting from Class R5 capital transactions	—	—	—	(4,643,010)
Total change in net assets resulting from capital transactions	$(301,617,136)	$(107,791,299)	$(160,793,179)	$(671,849,490)

(a)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Realty Income ETF and will be used going forward. As a result, the information prior to close of business on May 20, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Realty Income Fund on May 20, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
SHARES TRANSACTIONS: (c) (d)
Issued	256,744	6,202,110	300,000	1,646,419
Reinvested	228,552	1,829,077	—	2,310,713
Redeemed	(4,641,909)	(16,288,548)	(4,100,000)	(15,158,501)
Redemptions in-kind (See Note 9)	—	—	—	(3,574,267)
Change in Shares	(4,156,613)	(8,257,361)	(3,800,000)	(14,775,636)
Class A
Issued	66,595	6,977,379	—	8,864
Reinvested	47,292	353,475	—	53,046
Redeemed	(956,310)	(9,526,980)	—	(73,337)
Change in Class A Shares	(842,423)	(2,196,126)	—	(11,427)
Class C
Issued	6,005	493,981	—	1,671
Reinvested	2,862	17,482	—	8,495
Redeemed	(71,843)	(799,173)	—	(7,226)
Change in Class C Shares	(62,976)	(287,710)	—	2,940
Class I
Issued	529,419	14,707,094	—	1,964,395
Reinvested	58,259	476,284	—	274,216
Redeemed	(1,539,450)	(15,640,007)	—	(69,363)
Change in Class I Shares	(951,772)	(456,629)	—	2,169,248
Class L
Issued	—	—	—	6,979
Reinvested	—	—	—	69,818
Redeemed	—	—	—	(170,346)
Change in Class L Shares	—	—	—	(93,549)

(a)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Realty Income ETF and will be used going forward. As a result, the information prior to close of business on May 20, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Realty Income Fund on May 20, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023(b)
SHARES TRANSACTIONS: (c) (d) (continued)
Class R5
Issued	—	—	—	4,497
Reinvested	—	—	—	26,820
Redeemed	—	—	—	(120,979)
Change in Class R5 Shares	—	—	—	(89,662)

(a)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Realty Income ETF and will be used going forward. As a result, the information prior to close of business on May 20, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023.  See Note 1.
(d)
Reflects reorganization from JPMorgan Realty Income Fund on May 20, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$3,493,853	$67,591,023
Distributions reinvested	672,386	1,868,499
Cost of shares redeemed	(17,577,030)	(78,283,703)
Change in net assets resulting from capital transactions	(13,410,791)	(8,824,181)
Class A
Proceeds from shares issued	412,669	15,363,046
Distributions reinvested	763,534	2,071,500
Cost of shares redeemed	(10,107,211)	(38,051,879)
Change in net assets resulting from Class A capital transactions	(8,931,008)	(20,617,333)
Class C
Proceeds from shares issued	11,317	314,322
Distributions reinvested	44,105	94,302
Cost of shares redeemed	(315,902)	(2,583,600)
Change in net assets resulting from Class C capital transactions	(260,480)	(2,174,976)
Class I
Proceeds from shares issued	28,984,690	151,500,951
Distributions reinvested	1,249,534	2,928,191
Cost of shares redeemed	(33,484,644)	(148,829,880)
Change in net assets resulting from Class I capital transactions	(3,250,420)	5,599,262
Total change in net assets resulting from capital transactions	$(25,852,699)	$(26,017,228)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023.  See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2023 (Unaudited)(a)	Year Ended February 28, 2023(a)
SHARES TRANSACTIONS: (b)
Issued	70,384	7,508,375
Reinvested	13,475	208,900
Redeemed	(353,151)	(8,786,046)
Change in Shares	(269,292)	(1,068,771)
Class A
Issued	8,221	1,703,245
Reinvested	15,299	230,157
Redeemed	(202,526)	(4,198,555)
Change in Class A Shares	(179,006)	(2,265,153)
Class C
Issued	226	35,148
Reinvested	884	10,586
Redeemed	(6,312)	(288,123)
Change in Class C Shares	(5,202)	(242,389)
Class I
Issued	578,020	16,822,311
Reinvested	25,029	327,918
Redeemed	(671,881)	(16,576,175)
Change in Class I Shares	(68,832)	574,054

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023.  See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain
JPMorgan High Yield Municipal ETF (h)
Six Months Ended August 31, 2023 (Unaudited)	$49.76	$1.08	$(0.99)	$0.09	$(0.82)	$—
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.77)	(2.02)	—
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)	—
Year Ended February 28, 2021	61.64	1.86	(2.22)	(0.36)	(1.81)	(0.05)
Year Ended February 29, 2020	56.17	1.81	5.48	7.29	(1.76)	(0.05)
November 1, 2018 through February 28, 2019	54.41	0.72	1.71	2.43	(0.67)	—
Year Ended February 28, 2019	55.71	1.91	0.41	2.33	(1.86)	—
JPMorgan Inflation Managed Bond ETF (i)
Six Months Ended August 31, 2023 (Unaudited)	46.29	0.97	(0.46)	0.51	(0.87)	—
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—
Year Ended February 28, 2021	49.26	0.94	1.32	2.26	(0.94)	—
Year Ended February 29, 2020	47.33	1.27	1.93	3.20	(1.27)	—
Year Ended February 28, 2019	47.85	1.18	(0.52)	0.66	(1.18)	—

(a)
Per share amounts reflect the conversion of the JPMorgan High Yield Municipal Fund into the JPMorgan High Yield Municipal ETF as of the close of business on
July 14, 2023 and the conversion of the JPMorgan Inflation Managed Bond Fund into the JPMorgan Inflation Managed Bond ETF as of the close of business on
April 8, 2022. See Note 1.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan High Yield Municipal
ETF on the listing exchange as of the time that the JPMorgan High Yield Municipal ETF's NAV is calculated. Prior to the JPMorgan High Yield Municipal ETF's listing on July 17, 2023, the NAV performance of the Class I and Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the JPMorgan
Inflation Managed Bond ETF on the listing exchange as of the time that the JPMorgan Inflation Managed Bond ETF's NAV is calculated. Prior to the JPMorgan
Inflation Managed Bond ETF's listing on April, 11, 2022, the NAV performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(h)
JPMorgan High Yield Municipal ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2018 ("Predecessor Fund's Class R6 Shares inception date") up through the reorganization and the Predecessor Fund's Class I Shares for the
period March 1, 2018 through February 28, 2019.

(i)
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in
a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March 1, 2018 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2023

			Ratios/Supplemental data
						Ratios to average net assets (b)
Total Distributions	Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)(g)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$(0.82)	$49.03	$48.78	0.17%	(0.34)%	$220,649,324	0.37%	4.36%	0.55%	35%
(2.02)	49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
(1.86)	58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
(1.86)	59.42	59.42	(0.41)	(0.41)	21,168,811	0.45	3.16	0.51	39
(1.81)	61.64	61.64	13.12	13.12	6,060,120	0.44	3.01	0.56	18
(0.67)	56.17	56.17	4.46	4.46	1,337,989	0.39	4.09	1.23	130
(1.86)	56.17	56.17	4.29	4.29	95,662,383	0.54	3.45	0.97	130

(0.87)	45.93	45.59	1.09	0.19	486,535,910	0.25	4.15	0.40	7
(1.72)	46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
(1.27)	51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
(0.94)	50.58	50.58	4.70	4.70	1,172,320,983	0.34	1.93	0.38	89
(1.27)	49.26	49.26	6.84	6.84	1,169,195,274	0.42	2.62	0.44	146
(1.18)	47.33	47.33	1.41	1.41	859,081,298	0.47	2.46	0.47	74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain
JPMorgan Limited Duration Bond ETF (h)
Six Months Ended August 31, 2023 (Unaudited)	$50.00	$1.00	$0.10	$1.10	$(0.88)	$—
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)	—
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.52)	(0.57)	—
Year Ended February 28, 2021	52.63	0.83	0.05	0.88	(0.83)	—
Year Ended February 29, 2020	51.70	1.39	0.93	2.32	(1.39)	—
Year Ended February 28, 2019	51.60	1.34	0.10	1.45	(1.34)	—
JPMorgan Realty Income ETF (j)
Six Months Ended August 31, 2023 (Unaudited)	43.19	0.62	(1.09)	(0.47)	(0.74)	—
Year Ended February 28, 2023	62.71	0.98 (k)	(9.14)	(8.16)	(0.76)	(10.60)
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)
Year Ended February 28, 2021	54.40	0.84	1.89	2.73	(0.72)	(1.65)
Year Ended February 29, 2020	54.92	1.12	3.53	4.65	(1.20)	(3.97)
September 1, 2018 through (l) February 28, 2019	54.44	0.52	0.60	1.12	(0.64)	—
Year Ended August 31, 2018	53.24	1.20	1.24	2.44	(1.24)	—

(a)
Per share amounts reflect the conversion of the JPMorgan Limited Duration Bond Fund into the JPMorgan Limited Duration Bond ETF as of the close of business on July 28, 2023 and the conversion of the JPMorgan Realty Income Fund into the JPMorgan Realty Income ETF as of the close of business on May 20, 2022. See
Note 1.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Limited Duration Bond ETF on the listing exchange as of the time that the JPMorgan Limited Duration Bond ETF's NAV is calculated. Prior to the JPMorgan Limited
Duration Bond ETF's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the JPMorgan Realty Income ETF on the listing exchange as of the time that the JPMorgan Realty Income ETF's NAV is calculated. Prior to the JPMorgan Realty Income ETF's listing on May 23, 2022, the NAV performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(h)
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March 1, 2018 up through the reorganization.

(i)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(j)
JPMorgan Realty Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the
Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period
September 1, 2018 up through the reorganization.

(k)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%,

(l)	The Fund changed its fiscal year end from August 31st to the last day of February.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2023

			Ratios/Supplemental data
						Ratios to average net assets (b)
Total Distributions	Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)(g)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$(0.88)	$50.22	$50.12	2.23%	2.03%	$826,346,989	0.23%(i)	3.98%	0.32%	3%
(1.19)	50.00	50.00	(0.74)	(0.74)	716,175,584	0.23 (i)	2.41	0.31	26
(0.57)	51.60	51.60	(0.95)	(0.95)	821,093,668	0.24 (i)	1.10	0.30	24
(0.83)	52.68	52.68	1.70	1.70	859,503,428	0.23 (i)	1.55	0.30	35
(1.39)	52.63	52.63	4.53	4.53	743,296,676	0.24 (i)	2.63	0.35	27
(1.34)	51.70	51.70	2.79	2.79	652,842,882	0.23 (i)	2.58	0.37	28

(0.74)	41.98	41.98	(1.04)	(1.18)	335,759,488	0.50	2.97	0.73	53
(11.36)	43.19	43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (k)	0.72	84
(5.74)	62.71	62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
(2.37)	54.76	54.76	5.38	5.38	1,663,701,422	0.68	1.67	0.70	90
(5.17)	54.40	54.40	8.23	8.23	1,289,280,883	0.68	1.92	0.76	71
(0.64)	54.92	54.92	2.13	2.13	2,238,096,452	0.67	1.99	0.85	50
(1.24)	54.44	54.44	4.79	4.79	2,325,640,388	0.68	2.34	0.85	107
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain
JPMorgan Sustainable Municipal Income ETF (g)
Six Months Ended August 31, 2023 (Unaudited)	$49.56	$0.84	$(0.23)	$0.61	$(0.63)	$—
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)	—
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)	—
Year Ended February 28, 2021	55.79	1.12	(0.34)	0.79	(1.12)	—
Year Ended February 29, 2020	53.20	1.29	2.58	3.87	(1.29)	—
Year Ended February 28, 2019	53.04	1.40	0.45	1.85	(1.40)	(0.28)

(a)	Per share amounts reflect the conversion of the JPMorgan Sustainable Municipal Income Fund into the JPMorgan Sustainable Municipal Income ETF as of the close of business on July 14, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Predecessor Fund”) in
a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Sustainable Municipal Income ETF on the listing exchange as of the time that the JPMorgan Sustainable Municipal Income ETF's NAV is calculated. Prior to the
JPMorgan Sustainable Municipal Income ETF's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s
Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor
Fund’s Class R6 Shares for the period March 1, 2018 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2023

			Ratios/Supplemental data
						Ratios to average net assets (b)
Total Distributions	Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$(0.63)	$49.54	$49.41	1.24%	0.98%	$235,658,686	0.25%	3.33%	0.49%	14%
(1.40)	49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
(1.18)	53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
(1.12)	55.45	55.45	1.46	1.46	62,415,473	0.34	2.06	0.46	22
(1.29)	55.79	55.79	7.36	7.36	60,936,135	0.34	2.38	0.49	7
(1.68)	53.20	53.20	3.54	3.54	51,261,065	0.35	2.61	0.50	13
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan High Yield Municipal Fund	JPMorgan High Yield Municipal ETF	July 14, 2023
JPMorgan Inflation Managed Bond Fund	JPMorgan Inflation Managed Bond ETF	April 8, 2022
JPMorgan Limited Duration Bond Fund	JPMorgan Limited Duration Bond ETF	July 28, 2023
JPMorgan Realty Income Fund	JPMorgan Realty Income ETF	May 20, 2022
JPMorgan Sustainable Municipal Income Fund	JPMorgan Sustainable Municipal Income ETF	July 14, 2023
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with JPMorgan Inflation Managed Bond ETF and JPMorgan Realty Income ETF for a term ending on June 30, 2025 and with JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF for a term ending July 31, 2026. Each Reorganization did not result in the material change to either Acquired Fund’s portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds. Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 28, 2023 for JPMorgan Inflation Managed Bond ETF and JPMorgan Realty Income ETF and for the six months ended August 31, 2023 for JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF.
The investment objective of JPMorgan High Yield Municipal ETF ("High Yield Municipal ETF") is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Limited Duration Bond ETF ("Limited Duration Bond ETF") is to seek a high level of current income consistent with low volatility of principal.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2023

The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
The investment objective of JPMorgan Sustainable Municipal Income ETF ("Sustainable Municipal Income ETF") is to seek a current income exempt from federal income taxes.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca
Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.
Limited Duration Bond ETF	Cboe BZX Exchange, Inc.
Realty Income ETF	NYSE Arca
Sustainable Municipal Income ETF	NYSE Arca
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Inflation Managed Bond ETF and Limited Duration Bond ETF at August 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$190,268,944	$—	$190,268,944
Short-Term Investments
Investment Companies	35,111,891	—	—	35,111,891
Total Investments in Securities	$35,111,891	$190,268,944	$—	$225,380,835
Depreciation in Other Financial Instruments
Swaps	$—	$(95,858)	$—	$(95,858)

Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$74,546,565	$1,856,584	$76,403,149
Collateralized Mortgage Obligations	—	46,983,098	244	46,983,342
Commercial Mortgage-Backed Securities	—	41,316,626	1,494,791	42,811,417
Corporate Bonds	—	126,996,572	—	126,996,572
Foreign Government Securities	—	1,618,943	—	1,618,943
Mortgage-Backed Securities	—	86,391,815	—	86,391,815
U.S. Government Agency Securities	—	10,686,878	—	10,686,878

94	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Inflation Managed Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$86,632,110	$—	$86,632,110
Short-Term Investments
Investment Companies	6,085,646	—	—	6,085,646
Total Investments in Securities	$6,085,646	$475,172,607	$3,351,619	$484,609,872
Appreciation in Other Financial Instruments
Futures Contracts	$1,008,660	$—	$—	$1,008,660
Swaps	—	124,306	—	124,306
Depreciation in Other Financial Instruments
Futures Contracts	(116,387)	—	—	(116,387)
Swaps	—	(1,405,732)	—	(1,405,732)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$892,273	$(1,281,426)	$—	$(389,153)

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$310,331,626	$17,823,428	$328,155,054
Collateralized Mortgage Obligations	—	228,510,381	5,000,000	233,510,381
Commercial Mortgage-Backed Securities	—	74,196,819	—	74,196,819
Corporate Bonds	—	56,247,571	—	56,247,571
Mortgage-Backed Securities	—	76,890,858	—	76,890,858
Short-Term Investments
Investment Companies	63,436,642	—	—	63,436,642
Total Investments in Securities	$63,436,642	$746,177,255	$22,823,428	$832,437,325

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$338,523,809	$—	$—	$338,523,809

(a)	Please refer to the SOI for specifics of portfolio holdings.

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$231,728,613	$—	$231,728,613
Short-Term Investments
Investment Companies	2,684,754	—	—	2,684,754
Total Investments in Securities	$2,684,754	$231,728,613	$—	$234,413,367
Depreciation in Other Financial Instruments
Swaps	$—	$(155,108)	$—	$(155,108)

August 31, 2023	J.P. Morgan Exchange-Traded Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Inflation Managed Bond ETF	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,279,429	$—	$(3,903)	$702	$999,995	$(419,639)	$—	$—	$1,856,584
Collateralized Mortgage Obligations	935,153	—	—	—	—	—	—	(934,909)	244
Commercial Mortgage-Backed Securities	1,508,498	—	(12,656)	(1,051)	—	—	—	—	1,494,791
Total	$3,723,080	$—	$(16,559)	$(349)	$999,995	$(419,639)	$—	$(934,909)	$3,351,619

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(16,559). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Limited Duration Bond ETF[1]	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[2]	Sales[3]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$18,725,809	$—	$(22,081)	$5,902	$3,999,978	$(4,886,180)	$—	$18,725,809	$17,823,428
Collateralized Mortgage Obligations	—	—	—	—	5,000,000	—	—	—	5,000,000
Total	$18,725,809	$—	$(22,081)	$5,902	$8,999,978	$(4,886,180)	$—	$18,725,809	$22,823,428

[1]
As of the close of business on July 28, 2023, JPMorgan Limited Duration Bond Fund (the “Acquired Fund”), a series of Trust II Funds, reorganized
(the “Reorganization”) into a newly created exchange-traded fund, JPMorgan Limited Duration Bond ETF (the “Fund”). Following the
Reorganization, the Acquired Fund’s performance and financial history were adopted by the Fund. The table includes transactions from the
Acquired Fund for the period March 1, 2023 through July 28, 2023.

[2]	Purchases include all purchases of securities and securities received in corporate actions.
[3]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2023

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(53,581). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Inflation
Managed
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,137,299	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.96%)
			Yield (Discount Rate of Cash Flows)	6.49% - 7.68% (6.70%)

Asset-Backed Securities	1,137,299
Total	$1,137,299

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2023, the value ofthese investments was $2,214,320. The inputs for these investments are not readily available or cannot be reasonably estimated and are generallythose inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,946,285	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (4.01%)
			Yield (Discount Rate of Cash Flows)	6.49% - 8.20% (7.14%)

Asset-Backed Securities	14,946,285
Total	$14,946,285

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2023, the value ofthese investments was $7,877,143. The inputs for these investments are not readily available or cannot be reasonably estimated and are generallythose inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Realty Income ETF	$5,897,227	$(5,897,227)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Realty Income ETF	$689
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF did not lend out any securities during the six months ended August 31, 2023.
E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the six months ended August 31, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$—	$38,161,125	$38,160,409	$(716)	$—	$—	—	$15,746	$—
JPMorgan Institutional Tax Free Money Market Fund Class Institutional Shares, 3.66% (a) (b)	—	91,073,730	55,958,848	(2,991)	—	35,111,891	35,105,985	140,498	—
Total	$—	$129,234,855	$94,119,257	$(3,707)	$—	$35,111,891		$156,244	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*
As of the close of business on July 14, 2023, JPMorgan High Yield Municipal Fund (the "Acquired Fund"), a series of Trust I Funds, reorganized
("the Reorganization") into a newly created exchange-traded fund, JPMorgan High Yield Municipal ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the
Acquired Fund for the period March 1, 2023 through July 14, 2023.

Inflation Managed Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$16,176,982	$228,563,703	$238,653,586	$330	$(1,783)	$6,085,646	6,083,821	$378,956	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Limited Duration Bond ETF
For the six months ended August 31, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$—	$77,765,640	$14,333,699	$—	$4,701	$63,436,642	63,417,617	$272,159	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	98,193,083	216,149,340	314,319,032	13,438	(36,829)	—	—	1,660,612	—
Total	$98,193,083	$293,914,980	$328,652,731	$13,438	$(32,128)	$63,436,642		$1,932,771	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*
As of the close of business on July 28, 2023, JPMorgan Limited Duration Bond Fund (the "Acquired Fund"), a series of Trust II Funds, reorganized
("the Reorganization") into a newly created exchange-traded fund, JPMorgan Limited Duration Bond ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the
Acquired Fund for the period March 1, 2023 through July 28, 2023.

Realty Income ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$21,218,437	$72,025,472	$84,871,501	$(2,072)	$1,282	$8,371,618	8,369,108	$318,549	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	—	63,000,000	59,000,000	3,600 *	—	4,003,600	4,002,799	154,798 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	32,849,682	30,814,475	—	—	2,035,207	2,035,207	25,571 *	—
Total	$21,218,437	$167,875,154	$174,685,976	$1,528	$1,282	$14,410,425		$498,918	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Sustainable Municipal Income ETF
For the six months ended August 31, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$10,265,129	$52,880,774	$60,462,987	$1,753	$85	$2,684,754	2,684,485	$112,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(b)	The rate shown is the current yield as of August 31, 2023.
*
As of the close of business on July 14, 2023, JPMorgan Sustainable Municipal Income Fund (the "Acquired Fund"), a series of Trust II Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Sustainable Municipal Income ETF (the "Fund").
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2023 through July 14, 2023.

F. Derivatives  — High Yield Municipal ETF, Inflation Managed Bond ETF and Sustainable Municipal Income ETF used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.
Notes F(1) - F(2) below describe the various derivatives used by the Funds.
(1) Futures Contracts— Inflation Managed Bond ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps  —  High Yield Municipal ETF, Inflation Managed Bond ETF and Sustainable Municipal Income ETF engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Credit Default Swaps
High Yield Municipal ETF, Inflation Managed Bond ETF and Sustainable Municipal Income ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps

102	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
(3) Summary of Derivatives Information —The following table presents the value of derivatives held as of August 31, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Sustainable Municipal Income ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$1,008,660	$—
Swaps at Value (Assets) **	—	222,023	—
Unrealized Depreciation on Futures Contracts *	—	(116,387)	—
Swaps at Value (Liabilities) **	—	(681,838)	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(250,313)	(1,106,625)	(405,031)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts	—	892,273	—
Swaps at Value	(250,313)	(1,566,440)	(405,031)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2023, by primary underlying risk exposure:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Sustainable Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$—	$(1,787,288)	$—
Swap Contracts	—	1,592,211	—
Credit Exposure Risk:
Swap Contracts	(1,005,251)	(344,475)	(810,109)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	—	750,710	(537)
Swap Contracts	—	(3,100,194)	—
Credit Exposure Risk:
Swap Contracts	690,660	(433,492)	508,033

August 31, 2023	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts and swaps activity during the six months ended August 31, 2023. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$—	$218,632,284	$—
Average Notional Balance Short	—	(37,094,566)	(408,991)
Ending Notional Balance Long	—	151,909,086	—
Ending Notional Balance Short	—	(10,842,688)	—
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	—	473,296,857	—
Ending Notional Balance - Pays Fixed Rate	—	364,681,000	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	12,117,143	73,737,857	10,550,000
Ending Notional Balance - Buy Protection	6,520,000	63,167,000	10,550,000
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
Inflation Managed Bond ETF invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses — Expenses directly attributable to the Funds are charged directly to the Funds, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees charged to the Acquired Funds were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Funds for the period March 1, 2023 through Closing Date for JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF were as follows:
	Class A	Class C	Class I	ETF Shares	Total
High Yield Municipal ETF
Transfer agency fees	$1,739	$163	$703	$51	$2,656
Limited Duration Bond ETF
Transfer agency fees	5,050	175	1,170	3,934	10,329
Sustainable Municipal Income ETF
Transfer agency fees	810	75	607	210	1,702

104	J.P. Morgan Exchange-Traded Funds	August 31, 2023

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly for High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF, and at least quarterly for Realty Income ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.28
Limited Duration Bond ETF	0.20
Realty Income ETF	0.60
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2023, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Distribution Fees — Up through the Closing Date, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, served as each Acquired Fund's principal underwriter and promoted and arranged for the sale of each Acquired Fund's shares.
Up through the Closing Date, each Acquired Fund's Board of Trustees had adopted a Distribution Plan the “Distribution Plan”) for Class A and Class C Shares of the Acquired Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Acquired Funds did not charge a distribution fee. The Distribution Plan provided that the Acquired Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
High Yield Municipal ETF	0.25%	0.75%
Inflation Managed Bond ETF	0.25	0.75
Limited Duration Bond ETF	0.25	0.75
Realty Income ETF	0.25	0.75
Sustainable Municipal Income ETF	0.25	0.75
For the period March 1, 2023 through the Closing Date, JPMDS waived its distribution fee for JPMorgan High Yield Municipal Fund, JPMorgan Limited Duration Bond Fund and JPMorgan Sustainable Municipal Income Fund.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares (except for Class C Shares of JPMorgan Limited Duration Fund purchased prior to September 3, 2013) and certain Class A Shares of the Acquired Funds for which front-end sales charges have been waived. For the period March 1, 2023 through the Closing Date for JPMorgan High Yield Municipal Fund, JPMorgan Limited Duration Bond Fund and JPMorgan Sustainable Municipal Income Fund, JPMDS did not retain any front-end sales charges or CDSCs.
D. Service Fees —Up through the Closing Date, JPMorgan Trust I, JPMorgan Trust II and Undiscovered Managers Funds, on behalf of JPMorgan High Yield Municipal Fund, JPMorgan Inflation Managed Bond Fund, Limited Duration Bond ETF, JPMorgan Realty Income Fund and JPMorgan Sustainable Municipal Income ETF, respectively, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Funds, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R5
High Yield Municipal ETF	0.25%	0.25%	0.25%	n/a	n/a
Inflation Managed Bond ETF	0.25	0.25	0.25	n/a	0.10%
Limited Duration Bond ETF	0.25	0.25	0.25	n/a	n/a
Realty Income ETF	0.25	0.25	0.25	0.10%	0.10
Sustainable Municipal Income ETF	0.25	0.25	0.25	n/a	n/a
Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Funds. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of Inflation Managed Bond ETF's average daily net assets, 0.35% of High Yield Municipal ETF's average net assets, 0.24% of Limited Duration ETF's average net assets, 0.50% of Realty Income ETF's average daily net assets and 0.18% of Sustainable Municipal Income ETF's average net assets.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below,

106	J.P. Morgan Exchange-Traded Funds	August 31, 2023

dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R5	Class R6
High Yield Municipal ETF	0.65%	1.15%	0.55%	n/a	n/a	0.45%
Inflation Managed Bond ETF	0.75	1.40	0.55	n/a	0.45%	n/a
Limited Duration Bond ETF	0.70	1.20	0.45	n/a	n/a	0.25
Realty Income ETF	1.18	1.68	0.93	0.78%	0.78	n/a
Sustainable Municipal Income ETF	0.70	1.25	0.45	n/a	n/a	0.35
For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
High Yield Municipal ETF	$68,653	$42,963	$203,249	$314,865	$85,225	$162,173
Inflation Managed Bond ETF	—	—	—	—	475,630	—
Limited Duration Bond ETF	178,259	115,414	80,850	374,523	55,124	187,512
Realty Income ETF	—	—	—	—	475,060	—
Sustainable Municipal Income ETF	100,824	63,527	112,568	276,919	91,701	83,166
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

High Yield Municipal ETF	$872
Inflation Managed Bond ETF	11,735
Limited Duration Bond ETF	70,289
Realty Income ETF	9,367
Sustainable Municipal Income ETF	4,831
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

High Yield Municipal ETF	$804
Inflation Managed Bond ETF	838
Limited Duration Bond ETF	725
Realty Income ETF	817
Sustainable Municipal Income ETF	669
H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
During the six months ended August 31, 2023, High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Sales of U.S. Government
High Yield Municipal ETF	$76,419,378	$105,024,316	$—
Inflation Managed Bond ETF	42,565,689	203,216,489	168,653,108
Limited Duration Bond ETF	28,993,575	299,766,301	—
Realty Income ETF	221,097,671	215,966,788	—
Sustainable Municipal Income ETF	35,875,732	57,175,097	—
For the six months ended August 31, 2023, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Inflation Managed Bond ETF	$—	$94,022,696
Realty Income ETF	12,231,978	168,686,387
During the six months ended August 31, 2023, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$252,195,442	$335,983	$27,400,903	$(27,064,920)
Inflation Managed Bond ETF	522,140,697	1,235,846	39,440,838	(38,204,992)
Limited Duration Bond ETF	872,486,855	531,896	40,581,426	(40,049,530)
Realty Income ETF	332,994,294	30,690,565	25,161,050	5,529,515
Sustainable Municipal Income ETF	248,336,263	527,559	14,855,486	(14,327,927)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$2,497,743	$12,279,785
Inflation Managed Bond ETF	—	30,326,602
Limited Duration Bond ETF	2,771	12,324,638
Sustainable Municipal Income ETF	1,266,465	5,076,325

108	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$217,836	$2,607,336
Inflation Managed Bond ETF	6,615,022	2,031,487
Realty Income ETF	18,675,027	(11,007,839)
Sustainable Municipal Income ETF	226,717	585,757
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or

August 31, 2023	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2023, J.P. Morgan Investor Funds, J.P. Morgan SmartRetirement Funds and J.P. Morgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	— %	38.4%	21.7%
Limited Duration Bond ETF	52.6	—	—
Realty Income ETF	—	77.4	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
High Yield Municipal ETF, Inflation Managed Bond ETF and Sustainable Municipal Income ETF are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such

110	J.P. Morgan Exchange-Traded Funds	August 31, 2023

securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affects the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Transfer in-Kind
During the period ended August 31, 2023, certain shareholders  sold shares of Realty Income ETF for the below given class. The portfolio securities were delivered primarily by means of redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/Loss	Type
Realty Income ETF	R6	March 21, 2022	$231,616,311 (a)	$46,870,934	Redemption-in-kind

(a)	This amount includes cash of approximately $4,856,743 associated with the redemption in-kind.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	111

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Municipal ETF
Actual	$1,000.00	$1,001.70	$1.86	0.37%
Hypothetical	1,000.00	1,023.28	1.88	0.37
JPMorgan Inflation Managed Bond ETF
Actual	1,000.00	1,010.90	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25
JPMorgan Limited Duration Bond ETF
Actual	1,000.00	1,022.30	1.17	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
JPMorgan Realty Income ETF
Actual	1,000.00	989.60	2.50	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
JPMorgan Sustainable Municipal Income ETF
Actual	1,000.00	1,012.40	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

112	J.P. Morgan Exchange-Traded Funds	August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	113

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
JPMorgan Inflation Managed Bond ETF and JPMorgan Realty Income ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”).  This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds  provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

114	J.P. Morgan Exchange-Traded Funds	August 31, 2023

•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the fees earned by
JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for all or some of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee

August 31, 2023	J.P. Morgan Exchange-Traded Funds	115

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
structure for each Fund, including any Fee Caps the Advisor has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Inflation Managed Bond ETF’s performance was in the third, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Realty Income ETF’s performance was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees

116	J.P. Morgan Exchange-Traded Funds	August 31, 2023

also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that while Broadridge provide data for funds in the Peer Group and Universe for the JPMorgan Inflation Managed Bond ETF, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the advisory fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Realty Income ETF’s net advisory fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	117

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF
On December 12, 2022, the Board of Trustees (the “Board” or the “Trustees”)  held meetings and approved the initial advisory agreements (each an Advisory Agreement and collectively, the “Advisory Agreements”) for the  JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF (the “Funds”).  The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019.  The Advisory Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Advisory Agreement or any of their affiliates. In connection with the approval of each Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel.  The Trustees noted that each Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (the “Acquired Fund”).  Before voting on the proposed Advisory Agreements, the Trustees reviewed each Advisory Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Advisory Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel;
•  The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also

118	J.P. Morgan Exchange-Traded Funds	August 31, 2023

considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Funds have implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows each Fund’s shareholders to share potential economies of scale, and that the proposed fees are satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s ongoing investments in its business in support of the Funds, including the Adviser’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of each Fund at a competitive level, was reasonable. The Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve each Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
For the JPMorgan High Yield Municipal ETF, the Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of this ETF. For the JPMorgan Limited Duration Bond ETF, the Trustees considered the Adviser’s view that it manages five accounts (including the Acquired Fund) with a substantially similar investment strategy as that of this ETF.  For the JPMorgan Sustainable Municipal Income ETF, the Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of this ETF. The Trustees concluded that the fees charged to each Fund in comparison to those charged to such other clients were reasonable.  The Trustees also considered the benefits to each relevant Acquired Fund shareholders from the fact that the total expense ratio of the Funds, after application of the Fee Cap, would be lower than those of the Acquired Funds.
Investment Performance
The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because each Fund was anticipated to commence operations by acquiring the assets of the relevant Acquired Fund, and each Fund was to be the accounting survivor to the relevant Acquired Fund, the Trustees were provided with performance information for the relevant Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for each Fund. The Trustees considered the projected Fee Cap proposed for each Fund, and the net advisory fee rate and net expense ratio for each Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that each Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Funds and the profitability of these arrangements to JPMCB.
The Trustees considered how the Funds will be positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s proposed advisory fee compared favorably with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Funds that they had received in connection with the most recent annual approval of the Acquired Funds’ investment advisory agreements. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed advisory fee was fair and reasonable.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	119

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statements of Additional information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-CONV-ETF-823

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
August 31, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	BBSA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	NYSE Arca
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	BBIP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	NYSE Arca
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

August 31, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investment generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.65%
Market Price **	1.58%
Bloomberg Short-Term U.S. Aggregate Bond Index	1.77%
Net Assets as of 8/31/2023	$15,294,006
Duration as of 8/31/2023	2.7 Years
Fund Ticker	BBSA
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index, which includes U.S. dollar denominated investment grade taxable bonds with remaining effective maturities between one and five years, is a subset of the Bloomberg U.S. Aggregate Bond Index. Using a “passive” investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests at least 80% of its assets in securities included in the Underlying Index.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund generated a positive absolute performance and sightly underperformed the Underlying Index.
While the Fund’s allocations were largely consistent with the Underlying Index’s during the period, the Fund is prohibited from holding J.P. Morgan Chase & Co. bonds because it is an affiliate, which was a leading detractor from performance relative to the Underlying Index. The Fund’s and Underlying Index’s exposures to investment grade bonds contributed to absolute performance.
HOW WAS THE FUND POSITIONED?
At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the U.S. Treasury and corporate bond sectors and the smallest allocations were to the securitized debt and agency bond sectors.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	57.8%
Corporate Bonds	25.6
Mortgage-Backed Securities	6.6
Supranational	2.7
Commercial Mortgage-Backed Securities	2.1
U.S. Government Agency Securities	1.9
Others (each less than 1.0%)	1.9
Short-Term Investments	1.4

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $47.07 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $47.08.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Net Asset Value	March 12, 2019	1.65%	1.00%	0.67%
Market Price		1.58	1.06	0.68

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/12/19 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on March 12, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and the Bloomberg Short-Term U.S. Aggregate Bond Index from March 12, 2019 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Short-Term U.S. Aggregate Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Short-Term U.S. Aggregate Bond Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	0.87%
Market Price **	1.00%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023	$2,000,114,114
Duration as of 8/31/2023	6.1 Years
Fund Ticker	BBAG
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index (the “Underlying Index”). Prior to February 1, 2023, the Fund sought to provide long-term total return.
INVESTMENT APPROACH
The Fund uses a “passive” investment approach and attempts to closely correspond to the performance of the Underlying Index, which covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Prior to February 1, 2023, the Fund invested in a diversified portfolio of fixed income securities, including corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. With respect to corporate sub-sectors, the adviser applied a systematic multi-factor screening process that seeks exposure to those debt issuers with attractive value, quality and momentum characteristics.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund generated a positive performance and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and Underlying Index’s exposures to investment grade debt were leading contributors to absolute performance as yield spreads narrowed during the period. The Fund’s and the Underlying Index’s exposures to U.S. agency mortgage-backed securities and industrial sector bonds were leading detractors from absolute performance during the period.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund’s and the Underlying Index’s largest allocations were to U.S. Treasury bonds, agency mortgage-backed securities and their smallest allocations were to the securitized debt and non-agency commercial mortgage-backed securities.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	37.7%
Mortgage-Backed Securities	24.6
Corporate Bonds	22.8
Commercial Mortgage-Backed Securities	1.7
Foreign Government Securities	1.6
Supranational	1.2
U.S. Government Agency Securities	1.1
Others (each less than 1.0%)	0.7
Short-Term Investments	8.6

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.54 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $45.60.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Net Asset Value	December 12, 2018	0.87%	(1.36)%	0.29%
Market Price		1.00	(1.32)	0.32

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/12/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on December 12, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Aggregate Bond ETF and the Bloomberg U.S. Aggregate Index from December 12, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective February 1, 2023, the Fund’s investment strategy and approach were changed to a passively managed portfolio from an actively managed portfolio. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date may be less relevant for investors considering whether to purchase shares of the Fund.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
FUND COMMENTARY
FOR THE PERIOD May 10, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(0.42)%
Market Price **	(0.33)%
ICE 0-5 Year US Inflation-Linked Treasury Index Total Return in USD	(0.39)%
Net Assets as of 8/31/2023	$7,579,078
Duration as of 8/31/2023	2.6 Years
Fund Ticker	BBIP
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. TIPS 0-5 Year (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE 0-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index tracks the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with interest and principal payments tied to inflation (commonly known as TIPS), with a remaining term to final maturity of less than or equal to five years. The Fund invests at least 80% of its assets in securities included in the Underlying Index.
HOW DID THE FUND PERFORM?
For the period from May 10, 2023 to August 31, 2023, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s allocations to U.S. Treasury Inflation Protected Securities detracted from absolute performance amid rising interest rates and a decline in U.S. inflation during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s duration was 2.57 years at August 31, 2023. Duration is a measure of the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	99.8%
Short-Term Investments	0.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $97.79 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $97.88.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
FUND COMMENTARY
FOR THE PERIOD May 10, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Net Asset Value	May 10, 2023	(0.42)%
Market Price		(0.33)
LIFE OF FUND PERFORMANCE (5/10/23 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on May 10, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF and the ICE 0-5 Year US Inflation-Linked Treasury Index Total Return in USD from May 10, 2023 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The ICE 0-5 Year US Inflation-Linked Treasury Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE 0-5 Year US Inflation-Linked Treasury Index tracks the performance of short-maturity US dollar denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity of at least one month but less than or equal to five years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	0.30%
Market Price **	0.35%
ICE US Treasury 1-3 Year Bond Index	0.32%
Net Assets as of 8/31/2023	$4,421,762
Duration as of 8/31/2023	1.9 Years
Fund Ticker	BBSB
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 1-3 Year Bond Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years. The Fund will invest at least 80% of its assets in securities included in the Underlying Index.
HOW DID THE FUND PERFORM?
For the period from April 19, 2023 to August 31, 2023, the Fund generated a positive performance and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and Underlying Index’s allocations to U.S. Treasury bonds of 1-3 years to maturities contributed to performance as shorter dated bonds outperformed longer dated U.S. Treasury bonds amid rising interest rates during the period.
HOW WAS THE FUND POSITIONED?
The Fund was invested in U.S. Treasury bonds rated AAA. At the end of the period, the Fund’s duration was 1.88 years.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	99.7%
Short-Term Investments	0.3

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $98.26 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $98.31.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Net Asset Value	April 19, 2023	0.30%
Market Price		0.35
LIFE OF FUND PERFORMANCE (4/19/23 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on April 19, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF and the ICE US Treasury 1-3 Year Bond Index from April 19, 2023 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The ICE US Treasury 1-3 Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE US Treasury 1-3 Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than one year and less than or equal to three years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(6.02)%
Market Price **	(5.95)%
ICE US Treasury 20+ Year Bond Index	(6.05)%
Net Assets as of 8/31/2023	$52,270,987
Duration as of 8/31/2023	17.2 Years
Fund Ticker	BBLB
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 20+ Year Bond Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than 20 years.
The Fund will invest at least 80% of its assets in securities included in the Underlying Index.
HOW DID THE FUND PERFORM?
For the period from April 19, 2023 to August 31, 2023, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s allocations to U.S. Treasury bonds with 20+ year maturities detracted from performance amid moderately rising interest rates during the period.
HOW WAS THE FUND POSITIONED?
The Fund was invested in U.S. Treasury bonds rated AAA. At the end of the period, the Fund’s duration was 17.15 years.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	100.0%
Short-Term Investments	0.0****

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $92.51 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $92.58.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****
Amount rounds to less than 0.1%.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Net Asset Value	April 19, 2023	(6.02)%
Market Price		(5.95)
LIFE OF FUND PERFORMANCE (4/19/23 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on April 19, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF and the ICE US Treasury 20+ Year Bond Index from April 19, 2023 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The ICE US Treasury 20+ Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE US Treasury 20+ Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than or equal to twenty years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(1.39)%
Market Price **	(1.35)%
ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD	(1.38)%
Net Assets as of 8/31/2023	$4,368,957
Duration as of 8/31/2023	5.1 Years
Fund Ticker	BBIB
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index (the “Underlying Index”).
INVESTMENT APPROACH
The Underlying Index measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years. The Fund will invest at least 80% of its assets in securities included in the Underlying Index.
HOW DID THE FUND PERFORM?
For the period from April 19, 2023 to August 31, 2023, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s allocations to U.S. Treasury bonds with 3-10 year maturities detracted from performance amid moderately rising interest rates during the period.
HOW WAS THE FUND POSITIONED?
The Fund was invested in U.S. Treasury bonds rated AAA. At the end of the period, the Fund’s duration was 5.09 years.

PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	99.5%
Short-Term Investments	0.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $97.09 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $97.13.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
FUND COMMENTARY
FOR THE PERIOD April 19, 2023 (FUND INCEPTION) THROUGH August 31, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Net Asset Value	April 19, 2023	(1.39)%
Market Price		(1.35)
LIFE OF FUND PERFORMANCE (4/19/23 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on April 19, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF and the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD from April 19, 2023 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than three years and less than or equal to ten years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	3.96%
Market Price **	4.27%
ICE BofA U.S. High Yield Total Return Index	4.58%
Net Assets as of 8/31/2023	$433,254,754
Duration as of 8/31/2023	3.7 Years
Fund Ticker	BBHY
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA U.S. High Yield Total Return Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund uses a "passive" investment approach and attempts to closely correspond to the performance of the Underlying Index, which is designed to measure the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund generated a positive absolute performance and underperformed the Underlying Index. The Fund’s performance was driven by tightening yield spreads among high yield bonds (also known as junk bonds), which were offset by higher U.S. Treasury bond yields during the period.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund’s and Underlying Index’s largest allocations were to the consumer cyclical and communications sectors and the smallest allocations were to the financials and industrials sectors.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	9.7%
Hotels, Restaurants & Leisure	8.6
Media	6.6
Diversified Telecommunication Services	5.2
Consumer Finance	4.3
Health Care Providers & Services	4.0
Commercial Services & Supplies	3.5
Specialty Retail	3.3
Software	2.9
Chemicals	2.9
Containers & Packaging	2.9
Aerospace & Defense	2.2
Automobile Components	2.2
Financial Services	2.0
Metals & Mining	2.0
Passenger Airlines	1.8
Trading Companies & Distributors	1.7
Insurance	1.7
Energy Equipment & Services	1.6
Electric Utilities	1.6
Pharmaceuticals	1.6
Building Products	1.4
Household Durables	1.4
Machinery	1.4
Automobiles	1.3
Broadline Retail	1.3
Ground Transportation	1.2
Food Products	1.2
Consumer Staples Distribution & Retail	1.1
Wireless Telecommunication Services	1.1
Others (each less than 1.0%)	15.4
Short-Term Investments	0.9

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $44.67 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market

August 31, 2023	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of August 31, 2023, the closing price was $44.84.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Net Asset Value	September 14, 2016	3.96%	6.86%	2.93%	3.42%
Market Price		4.27	7.62	2.93	3.46

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/14/16 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 14, 2016.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF and the ICE BofA U.S. High Yield Total Return Index from September 14, 2016 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofA U.S. High Yield Total Return Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The ICE BofA U.S. High Yield Total Return Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective February 1, 2023, the Fund’s investment strategy and approach were changed to a passively managed portfolio from an actively managed portfolio. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date may be less relevant for investors considering whether to purchase shares of the Fund. Also on February 1, 2023, the Fund changed its benchmark from the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index to the ICE BofA U.S. High Yield Total Return Index.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.86%
Market Price **	1.88%
Bloomberg U.S. Corporate Index	2.05%
Net Assets as of 8/31/2023	$51,253,356
Duration as of 8/31/2023	7.0 Years
Fund Ticker	BBCB
INVESTMENT OBJECTIVE***
The JPMorgan USD Investment Grade Corporate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index (the “Underlying Index”). Prior to February 1, 2023, the Fund sought to provide total return.
INVESTMENT APPROACH
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the investment grade, fixed-rate, taxable corporate bond market and includes U.S. dollar denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund had a positive return and underperformed the Underlying Index.
While the Fund’s allocations were largely consistent with the Underlying Index’s during the period, the Fund is prohibited from holding J.P. Morgan Chase & Co. bonds because it is an affiliate, which was a leading detractor from performance relative to the Underlying Index. The Fund’s and Underlying Index’s exposures to investment grade bonds contributed to absolute performance.
HOW WAS THE FUND POSITIONED?
At August 31, 2023, the Fund’s and the Underlying Index’s largest allocations were to the financial institutions and consume non-cyclical sectors and their smallest allocations were to the other industrial and transportation sectors.
PORTFOLIO COMPOSITION AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	99.0%
Others (each less than 1.0%)	0.2
Short-Term Investments	0.8

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $44.57 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $44.60.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Net Asset Value	December 12, 2018	1.86%	0.83%	1.57%
Market Price		1.88	1.11	1.57

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/12/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on December 12, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Corporate Bond Research Enhanced ETF and the Bloomberg U.S. Corporate Index from December 12, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective February 1, 2023, the Fund’s investment strategy and approach were changed to a passively managed portfolio from an actively managed portfolio. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date may be less relevant for investors considering whether to purchase shares of the Fund.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	19

JPMorgan USD Emerging Markets Sovereign Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	2.75%
Market Price **	2.52%
JPMorgan Emerging Markets Risk-Aware Bond Index	3.07%
Net Assets as of 8/31/2023	$634,543,691
Duration as of 8/31/2023	6.8 Years
Fund Ticker	JPMB
INVESTMENT OBJECTIVE***
The JPMorgan USD Emerging Markets Sovereign Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets. The Underlying Index utilizes a rules-based, proprietary methodology that filters for liquidity and country risk and allocates risk based on credit rating. The Underlying Index methodology includes monthly rebalancing within each country and semi-annually across countries. The Fund also employs stratified sampling and optimization techniques that seek to minimize tracking error to the Underlying Index.
HOW DID THE FUND PERFORM?
For the six months ended August 31, 2023, the Fund generated a positive absolute performance and performed in line with the Underlying Index. The majority of the Fund’s deviation from the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.
The performance of the Fund and the Underlying Index was helped by a sustained rally in commodity prices, notably in energy, that lifted the economic growth prospects for select emerging market nations during the period. The Fund and the Underlying Index also benefitted from investor demand for lower-rated bonds, including emerging markets debt from distressed issuers. The Fund’s and the Underlying Index’s exposures to China also contributed to performance despite increased investor concerns about China’s real estate sector and the broader outlook for China’s economy toward the end of the period.
The Fund’s and the Underlying Index’s exposures to Egypt detracted from performance as rising grain prices clouded the country’s fiscal outlook.
HOW WAS THE FUND POSITIONED?
The Fund invested at least 80% of its assets in securities included in the Underlying Index. Among the largest positions in the Fund and the Underlying Index were Turkey, Oman and
Brazil, while their smallest positions were in Bolivia, Ethiopia and Trinidad & Tobago.

PORTFOLIO COMPOSITION BY COUNTRY AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Turkey	8.1%
Oman	7.8
Brazil	7.5
Dominican Republic	7.1
Colombia	6.7
South Africa	6.6
Bahrain	4.6
Mexico	3.6
Saudi Arabia	3.5
Indonesia	3.3
United Arab Emirates	3.0
Qatar	2.5
China	2.5
Philippines	2.2
Chile	2.0
Kenya	2.0
Jamaica	1.9
Peru	1.9
Panama	1.9
Angola	1.7
Uruguay	1.5
Jordan	1.5
Hungary	1.5
Malaysia	1.5
Romania	1.4
Morocco	1.4
Costa Rica	1.2
Azerbaijan	1.0
Paraguay	1.0
Others (each less than 1.0%)	5.5
Short-Term Investments	2.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $38.46 as of August 31, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

20	J.P. Morgan Exchange-Traded Funds	August 31, 2023

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of August 31, 2023, the closing price was $38.63.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	21

JPMorgan USD Emerging Markets Sovereign Bond ETF
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF
Net Asset Value	January 29, 2018	2.75%	4.84%	1.24%	0.02%
Market Price		2.52	5.34	1.16	0.08

*	Not annualized.
LIFE OF FUND PERFORMANCE (1/29/18 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on January 29, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan USD Emerging Markets Sovereign Bond ETF and the JPMorgan Emerging Markets Risk-Aware Bond Index from January 29, 2018 to August 31, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Emerging Markets Risk-Aware Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Emerging Markets Risk-Aware Bond Index (the “Index”) is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology and is owned by J.P. Morgan Investment Inc., the Fund’s adviser (the “Adviser”). The Index is maintained and calculated by J.P. Morgan Securities LLC (“JPMS” or the “Index Provider”), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The Index Provider and the Adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Index starts with the J.P. Morgan
Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 58.0%
U.S. Treasury Bonds
7.63%, 2/15/2025	118,000	121,932
6.00%, 2/15/2026	268,000	275,161
6.50%, 11/15/2026	72,000	76,067
6.38%, 8/15/2027	323,000	345,232
U.S. Treasury Notes
1.75%, 7/31/2024	111,000	107,388
2.38%, 8/15/2024	193,000	187,557
0.38%, 9/15/2024	8,000	7,600
1.50%, 9/30/2024	287,000	275,542
0.63%, 10/15/2024	9,000	8,545
1.50%, 10/31/2024	258,000	247,065
0.75%, 11/15/2024	86,000	81,498
2.25%, 11/15/2024	12,000	11,576
1.00%, 12/15/2024	141,000	133,631
1.75%, 12/31/2024	153,000	146,235
2.25%, 12/31/2024	159,000	152,982
1.13%, 1/15/2025	88,000	83,311
1.50%, 2/15/2025	100,000	94,926
2.00%, 2/15/2025	5,000	4,782
0.50%, 3/31/2025	7,000	6,519
0.38%, 4/30/2025	153,000	141,764
0.25%, 5/31/2025	1,066,000	982,177
2.88%, 5/31/2025	118,000	113,838
0.25%, 7/31/2025	21,000	19,231
2.00%, 8/15/2025	5,000	4,733
0.25%, 8/31/2025	87,000	79,415
2.25%, 11/15/2025	9,000	8,525
0.38%, 11/30/2025	1,460,000	1,325,064
0.38%, 1/31/2026	7,000	6,317
0.50%, 2/28/2026	8,000	7,223
0.75%, 3/31/2026	5,000	4,538
0.75%, 4/30/2026	5,000	4,522
0.75%, 5/31/2026	6,000	5,411
1.50%, 8/15/2026	5,000	4,583
0.75%, 8/31/2026	731,000	654,531
0.88%, 9/30/2026	5,000	4,486
1.13%, 10/31/2026	259,000	233,484
1.25%, 11/30/2026	339,000	306,159
1.25%, 12/31/2026	5,000	4,509
1.50%, 1/31/2027	34,000	30,842
2.38%, 5/15/2027	5,000	4,654
0.50%, 5/31/2027	157,000	135,989
0.50%, 6/30/2027	391,000	337,848
0.38%, 7/31/2027	177,000	151,708
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.75%, 7/31/2027	150,000	141,211
2.25%, 8/15/2027	100,000	92,320
0.50%, 8/31/2027	300,000	257,766
4.13%, 10/31/2027	100,000	99,078
3.88%, 12/31/2027	20,000	19,636
0.75%, 1/31/2028	75,000	64,318
3.50%, 1/31/2028	350,000	338,516
2.75%, 2/15/2028	200,000	187,344
1.13%, 2/29/2028	75,000	65,285
3.63%, 3/31/2028	50,000	48,606
1.25%, 4/30/2028	160,000	139,525
2.88%, 5/15/2028	91,000	85,533
1.25%, 5/31/2028	100,000	87,047
1.25%, 6/30/2028	104,000	90,350
1.00%, 7/31/2028	178,000	152,343
4.13%, 7/31/2028	5,000	4,971
2.88%, 8/15/2028	56,000	52,504
Total U.S. Treasury Obligations (Cost $9,246,656)		8,865,453
Corporate Bonds — 25.7%
Aerospace & Defense — 0.3%
Boeing Co. (The)
4.88%, 5/1/2025	5,000	4,930
2.75%, 2/1/2026	15,000	14,071
2.70%, 2/1/2027	2,000	1,829
General Dynamics Corp. 2.38%, 11/15/2024	7,000	6,745
HEICO Corp. 5.25%, 8/1/2028	8,000	7,934
Leidos, Inc. 3.63%, 5/15/2025	4,000	3,854
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,935
		41,298
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. 1.65%, 7/15/2026	32,000	28,328
Automobiles — 0.2%
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	28,000	25,502
Banks — 7.3%
Bangko Sentral ng Pilipinas International Bond (Philippines) 8.60%, 6/15/2027	13,000	14,606
Bank of America Corp.
Series L, 3.95%, 4/21/2025	33,000	31,965
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (a)	30,000	28,297
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	78,000	71,760
(SOFR + 1.01%), 1.20%, 10/24/2026 (a)	31,000	28,095
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	5,000	4,474
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,754
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	11,000	9,872
2.65%, 3/8/2027	48,000	43,809
BankUnited, Inc. 4.88%, 11/17/2025	32,000	30,197
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	38,595
Citigroup, Inc. (3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (a)	117,000	109,703
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (a)	30,000	28,766
(SOFR + 1.29%), 1.59%, 5/24/2027 (a)	25,000	22,226
KeyCorp 2.25%, 4/6/2027	1,000	859
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 2/28/2024	33,000	32,558
0.38%, 7/18/2025	17,000	15,621
1.00%, 10/1/2026	75,000	67,398
Landwirtschaftliche Rentenbank (Germany)
Series 40, 0.50%, 5/27/2025	5,000	4,621
0.88%, 3/30/2026	39,000	35,383
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	45,000	42,829
3.96%, 3/2/2028	21,000	19,991
Oesterreichische Kontrollbank AG (Austria) 0.50%, 2/2/2026	5,000	4,511
PNC Financial Services Group, Inc. (The) (SOFR + 1.84%), 5.58%, 6/12/2029 (a)	6,000	5,950
Regions Financial Corp. 2.25%, 5/18/2025	33,000	30,843
Royal Bank of Canada (Canada) 1.40%, 11/2/2026	70,000	62,001
Santander Holdings USA, Inc.
(SOFR + 2.33%), 5.81%, 9/9/2026 (a)	6,000	5,933
(SOFR + 1.25%), 2.49%, 1/6/2028 (a)	39,000	34,180
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	61,000	56,535
3.94%, 7/19/2028	8,000	7,477
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,559
2.80%, 3/10/2027	6,000	5,502
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (a) (b)	7,000	6,533
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,782
1.20%, 8/5/2025	6,000	5,504
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	17,000	16,034
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 0.86%), 1.89%, 6/7/2029 (a)	15,000	12,521
US Bancorp (SOFR + 0.73%), 2.22%, 1/27/2028 (a)	35,000	31,226
Wells Fargo & Co.
3.00%, 4/22/2026	8,000	7,493
(SOFR + 1.32%), 3.91%, 4/25/2026 (a)	10,000	9,672
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	63,000	59,254
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (a)	18,000	16,826
Westpac Banking Corp. (Australia)
5.46%, 11/18/2027	9,000	9,132
3.40%, 1/25/2028	35,000	32,919
		1,117,766
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	16,000	15,462
Coca-Cola Co. (The) 1.45%, 6/1/2027	40,000	35,715
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	2,000	1,913
PepsiCo, Inc. 2.85%, 2/24/2026	10,000	9,522
		62,612
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/2024	9,000	8,687
3.80%, 3/15/2025	42,000	40,895
Amgen, Inc. 1.65%, 8/15/2028	23,000	19,619
Baxalta, Inc. 4.00%, 6/23/2025	4,000	3,890
		73,091
Broadline Retail — 0.1%
eBay, Inc.
1.90%, 3/11/2025	2,000	1,894
1.40%, 5/10/2026	14,000	12,620
		14,514
Building Products — 0.0% ^
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,843
Capital Markets — 2.7%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	2,000	1,957
2.88%, 9/15/2026	2,000	1,871
Ares Capital Corp.
3.25%, 7/15/2025	16,000	15,000
2.88%, 6/15/2028	21,000	17,743
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	10,000	9,392
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
1.05%, 10/15/2026	39,000	34,311
1.65%, 7/14/2028	17,000	14,517
Blue Owl Capital Corp. 2.88%, 6/11/2028	25,000	20,732
CME Group, Inc. 3.00%, 3/15/2025	24,000	23,190
Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	1,918
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	29,000	27,991
4.25%, 10/21/2025	6,000	5,817
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	52,000	46,271
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	19,000	17,190
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	15,000	13,875
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	7,000	6,589
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	7,000	6,757
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	28,000	27,427
Morgan Stanley
3.70%, 10/23/2024	21,000	20,549
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (a)	65,000	61,164
5.00%, 11/24/2025	14,000	13,782
State Street Corp. (SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	26,323
		414,366
Chemicals — 0.1%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	9,000	8,100
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,795
		17,895
Consumer Finance — 1.3%
American Express Co. 1.65%, 11/4/2026	25,000	22,297
American Honda Finance Corp.
1.20%, 7/8/2025	15,000	13,904
1.00%, 9/10/2025	17,000	15,583
Capital One Financial Corp.
3.30%, 10/30/2024	48,000	46,631
(SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	10,574
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	6,000	5,191
John Deere Capital Corp. 1.70%, 1/11/2027	44,000	39,669
PACCAR Financial Corp. 2.00%, 2/4/2027	2,000	1,813
Synchrony Financial 3.95%, 12/1/2027	24,000	21,421
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
Toyota Motor Credit Corp.
0.80%, 10/16/2025	3,000	2,736
3.05%, 3/22/2027	17,000	15,954
		195,773
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,652
Dollar General Corp. 3.88%, 4/15/2027	12,000	11,453
Kroger Co. (The) 3.50%, 2/1/2026	2,000	1,910
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	9,000	8,500
Walmart, Inc. 3.90%, 9/9/2025	7,000	6,850
		31,365
Containers & Packaging — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	34,000	30,908
WRKCo, Inc. 4.65%, 3/15/2026	3,000	2,918
		33,826
Diversified REITs — 0.2%
Simon Property Group LP 3.50%, 9/1/2025	38,000	36,613
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.
0.85%, 11/20/2025	31,000	28,110
3.00%, 3/22/2027	13,000	12,085
2.10%, 3/22/2028	12,000	10,487
		50,682
Electric Utilities — 1.2%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,817
Duke Energy Corp. 0.90%, 9/15/2025	37,000	33,777
Entergy Corp. 0.90%, 9/15/2025	10,000	9,083
Eversource Energy Series Q, 0.80%, 8/15/2025	44,000	40,148
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,443
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 2.41%), 4.80%, 12/1/2077 (a)	7,000	6,201
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,724
2.95%, 3/1/2026	6,000	5,535
3.00%, 6/15/2028	5,000	4,345
Union Electric Co. 2.95%, 6/15/2027	34,000	31,614
Xcel Energy, Inc. 1.75%, 3/15/2027	35,000	31,030
		176,717
Electrical Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026	25,000	22,130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.0% ^
Jabil, Inc. 3.95%, 1/12/2028	5,000	4,682
Energy Equipment & Services — 0.2%
Schlumberger Investment SA 4.50%, 5/15/2028	29,000	28,471
Entertainment — 0.0% ^
TWDC Enterprises 18 Corp. 2.95%, 6/15/2027	5,000	4,689
Financial Services — 0.6%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	6,000	5,750
Block Financial LLC 2.50%, 7/15/2028	37,000	31,705
Global Payments, Inc. 4.95%, 8/15/2027	10,000	9,745
PayPal Holdings, Inc. 2.40%, 10/1/2024	8,000	7,737
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	37,000	31,903
Visa, Inc. 0.75%, 8/15/2027	8,000	6,917
		93,757
Food Products — 0.4%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	14,000	12,965
Hormel Foods Corp. 1.70%, 6/3/2028	5,000	4,326
JBS USA LUX SA 2.50%, 1/15/2027	33,000	29,668
Kellogg Co. 3.25%, 4/1/2026	8,000	7,613
		54,572
Gas Utilities — 0.1%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	11,000	10,267
Ground Transportation — 0.2%
BNSF Funding Trust I (ICE LIBOR USD 3 Month + 2.35%), 6.61%, 12/15/2055 (a)	3,000	2,930
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,840
Ryder System, Inc. 4.63%, 6/1/2025	17,000	16,665
Union Pacific Corp. 2.15%, 2/5/2027	12,000	10,958
		35,393
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc. 1.92%, 2/1/2027	36,000	32,023
Health Care Providers & Services — 0.9%
CVS Health Corp. 1.30%, 8/21/2027	60,000	51,640
Elevance Health, Inc.
3.35%, 12/1/2024	6,000	5,837
1.50%, 3/15/2026	30,000	27,237
Humana, Inc. 1.35%, 2/3/2027	29,000	25,515
Sutter Health Series 20A, 1.32%, 8/15/2025	31,000	28,385
		138,614
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — 0.2%
Healthpeak OP LLC 1.35%, 2/1/2027	10,000	8,774
Welltower OP LLC 4.00%, 6/1/2025	25,000	24,243
		33,017
Hotels, Restaurants & Leisure — 0.2%
Hyatt Hotels Corp. 4.85%, 3/15/2026	31,000	30,374
Starbucks Corp. 2.00%, 3/12/2027	5,000	4,511
		34,885
Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	2,000	1,717
Lennar Corp. 5.00%, 6/15/2027	10,000	9,844
		11,561
Household Products — 0.2%
Procter & Gamble Co. (The) 2.80%, 3/25/2027	27,000	25,323
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 1.10%, 3/1/2027	42,000	37,166
Industrial REITs — 0.0% ^
Prologis LP 2.13%, 4/15/2027	4,000	3,605
Insurance — 0.3%
Aflac, Inc. 1.13%, 3/15/2026	30,000	27,040
Assurant, Inc. 4.90%, 3/27/2028	9,000	8,698
Enstar Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (a)	7,000	6,117
Prudential Financial, Inc. 1.50%, 3/10/2026	10,000	9,149
		51,004
Interactive Media & Services — 0.1%
Alphabet, Inc. 0.80%, 8/15/2027	25,000	21,677
IT Services — 0.2%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	33,000	29,012
Machinery — 0.1%
Otis Worldwide Corp. 5.25%, 8/16/2028	7,000	7,048
Media — 0.5%
Comcast Corp.
3.38%, 8/15/2025	12,000	11,599
3.95%, 10/15/2025	35,000	34,086
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	28,000	27,224
		72,909
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,027
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.75%, 2/28/2028	5,000	4,953
Nucor Corp. 2.00%, 6/1/2025	28,000	26,340
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	5,000	4,596
		36,916
Multi-Utilities — 0.3%
DTE Energy Co. Series F, 1.05%, 6/1/2025	38,000	35,040
NiSource, Inc. 0.95%, 8/15/2025	10,000	9,164
		44,204
Office REITs — 0.0% ^
Brandywine Operating Partnership LP 3.95%, 11/15/2027	7,000	5,764
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp. 2.00%, 5/11/2027	38,000	34,444
Energy Transfer LP
2.90%, 5/15/2025	36,000	34,221
4.75%, 1/15/2026	7,000	6,856
Enterprise Products Operating LLC 3.75%, 2/15/2025	25,000	24,326
Equinor ASA (Norway) 1.75%, 1/22/2026	6,000	5,563
Marathon Petroleum Corp. 4.70%, 5/1/2025	27,000	26,532
MPLX LP 4.00%, 3/15/2028	5,000	4,694
ONEOK, Inc. 2.20%, 9/15/2025	29,000	26,994
Ovintiv, Inc. 5.65%, 5/15/2025	15,000	14,974
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (c)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	13,593
		192,198
Pharmaceuticals — 0.5%
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	2,000	1,950
Merck & Co., Inc. 1.70%, 6/10/2027	39,000	34,962
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	36,000	34,256
		71,168
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028	14,000	13,709
Residential REITs — 0.1%
AvalonBay Communities, Inc. 3.50%, 11/15/2025	2,000	1,913
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — continued
ERP Operating LP 2.85%, 11/1/2026	1,000	931
Mid-America Apartments LP 1.10%, 9/15/2026	10,000	8,835
		11,679
Retail REITs — 0.0% ^
Agree LP 2.00%, 6/15/2028	6,000	5,035
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc. 3.63%, 10/15/2024	5,000	4,890
Intel Corp. 3.40%, 3/25/2025	2,000	1,942
NVIDIA Corp. 1.55%, 6/15/2028	7,000	6,079
QUALCOMM, Inc. 1.30%, 5/20/2028	18,000	15,321
		28,232
Software — 0.7%
Microsoft Corp.
3.13%, 11/3/2025	5,000	4,825
3.30%, 2/6/2027	28,000	26,902
Roper Technologies, Inc. 1.00%, 9/15/2025	37,000	33,881
Salesforce, Inc. 1.50%, 7/15/2028	39,000	33,544
		99,152
Specialized REITs — 0.5%
American Tower Corp.
1.45%, 9/15/2026	23,000	20,374
1.50%, 1/31/2028	11,000	9,234
Crown Castle, Inc.
5.00%, 1/11/2028	5,000	4,909
3.80%, 2/15/2028	6,000	5,583
Equinix, Inc.
1.25%, 7/15/2025	16,000	14,758
1.00%, 9/15/2025	5,000	4,561
2.00%, 5/15/2028	21,000	17,937
		77,356
Specialty Retail — 0.7%
Home Depot, Inc. (The)
3.35%, 9/15/2025	5,000	4,830
0.90%, 3/15/2028	14,000	11,811
Lowe's Cos., Inc.
3.13%, 9/15/2024	30,000	29,278
3.38%, 9/15/2025	6,000	5,760
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	31,000	29,362
TJX Cos., Inc. (The) 1.15%, 5/15/2028	32,000	27,188
		108,229
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.75%, 1/13/2025	10,000	9,687
2.50%, 2/9/2025	7,000	6,748
0.55%, 8/20/2025	6,000	5,513
3.00%, 11/13/2027	20,000	18,768
1.40%, 8/5/2028	11,000	9,462
Dell International LLC 5.85%, 7/15/2025	14,000	14,024
Western Digital Corp. 4.75%, 2/15/2026	17,000	16,198
		80,400
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	15,000	14,553
2.26%, 3/25/2028	10,000	8,606
Philip Morris International, Inc. 1.50%, 5/1/2025	3,000	2,817
		25,976
Trading Companies & Distributors — 0.2%
Air Lease Corp. 4.25%, 9/15/2024	33,000	32,376
GATX Corp. 3.25%, 9/15/2026	5,000	4,643
		37,019
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	1,000	969
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 2.95%, 3/15/2025	24,000	22,875
Total Corporate Bonds (Cost $4,048,611)		3,934,877
Mortgage-Backed Securities — 6.7%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	3,805	3,702
Pool # G18568, 2.50%, 9/1/2030	6,714	6,248
Pool # J33012, 3.00%, 10/1/2030	16,518	15,613
Pool # G18600, 2.50%, 5/1/2031	5,011	4,620
Pool # J35495, 2.50%, 10/1/2031	10,472	9,631
Pool # G18632, 3.00%, 2/1/2032	5,294	5,003
Pool # J37147, 3.00%, 6/1/2032	6,739	6,368
Pool # G18715, 3.00%, 12/1/2033	3,649	3,417
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	11,168	10,280
Pool # ZS7938, 2.50%, 1/1/2033	1,510	1,390
Pool # ZK9341, 3.00%, 3/1/2033	2,048	1,911
Pool # ZT0716, 3.00%, 10/1/2033	1,944	1,818
Pool # SB0194, 2.50%, 12/1/2033	4,246	3,909
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SB0109, 2.50%, 11/1/2034	7,297	6,634
Pool # SB0264, 2.50%, 2/1/2035	10,340	9,324
Pool # SB0401, 2.00%, 7/1/2035	16,257	14,333
Pool # SB0394, 2.50%, 7/1/2035	8,842	7,973
Pool # SB8501, 2.00%, 8/1/2035	12,361	10,898
Pool # SB0406, 2.50%, 8/1/2035	16,696	15,057
Pool # SB8058, 2.50%, 8/1/2035	11,898	10,730
Pool # RC1591, 1.50%, 10/1/2035	18,438	15,825
Pool # QN4278, 2.00%, 11/1/2035	6,388	5,626
Pool # QN4490, 1.50%, 12/1/2035	16,085	13,808
Pool # SB0450, 2.00%, 12/1/2035	31,092	27,488
Pool # SB8102, 1.50%, 5/1/2036	24,219	20,785
Pool # SB8118, 1.50%, 9/1/2036	52,296	44,880
Pool # SB8222, 4.50%, 4/1/2038	13,829	13,470
FNMA UMBS, 15 Year
Pool # AV4793, 3.50%, 5/1/2029	6,813	6,514
Pool # AS4489, 2.50%, 3/1/2030	1,494	1,389
Pool # AL6583, 3.00%, 3/1/2030	3,346	3,158
Pool # AL9852, 3.00%, 9/1/2030	9,304	8,783
Pool # AS7467, 2.50%, 7/1/2031	5,366	4,940
Pool # FM6169, 3.50%, 5/1/2032	16,143	15,637
Pool # BM3276, 3.50%, 12/1/2032	6,875	6,571
Pool # CA1089, 3.00%, 2/1/2033	5,894	5,563
Pool # FM4036, 2.50%, 12/1/2033	7,329	6,746
Pool # BN3975, 3.00%, 1/1/2034	736	688
Pool # MA3631, 3.00%, 4/1/2034	6,462	6,010
Pool # MA3709, 2.50%, 6/1/2034	4,103	3,731
Pool # BJ5549, 3.00%, 8/1/2034	1,758	1,634
Pool # FM2403, 3.50%, 9/1/2034	6,801	6,501
Pool # FM5400, 2.50%, 10/1/2034	9,378	8,634
Pool # MA3828, 3.00%, 11/1/2034	6,416	5,967
Pool # BP5762, 2.50%, 6/1/2035	20,812	18,765
Pool # FM3936, 2.50%, 8/1/2035	4,117	3,790
Pool # CA7497, 2.50%, 10/1/2035	8,414	7,588
Pool # FM4850, 2.00%, 11/1/2035	14,140	12,467
Pool # FM5396, 2.00%, 12/1/2035	31,464	27,786
Pool # FM6510, 2.00%, 3/1/2036	30,793	27,189
Pool # FM6512, 2.00%, 3/1/2036	33,148	29,223
Pool # MA4298, 2.50%, 3/1/2036	17,582	15,854
Pool # CB0302, 1.50%, 5/1/2036	48,340	41,488
Pool # FM7113, 2.00%, 5/1/2036	37,489	32,965
Pool # MA4329, 2.00%, 5/1/2036	58,700	51,494
Pool # BP3507, 2.00%, 6/1/2036	58,024	50,936
Pool # CB0747, 2.50%, 6/1/2036	9,431	8,479
Pool # MA4384, 2.50%, 7/1/2036	4,383	3,947
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM9020, 2.00%, 9/1/2036	7,634	6,737
Pool # FM9367, 1.50%, 11/1/2036	45,883	39,164
Pool # MA4470, 2.00%, 11/1/2036	32,563	28,585
Pool # MA4497, 2.00%, 12/1/2036	31,516	27,617
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 9/25/2038 (d)	77,000	65,672
TBA, 2.00%, 9/25/2038 (d)	35,000	30,660
TBA, 2.50%, 9/25/2038 (d)	7,000	6,295
TBA, 3.00%, 9/25/2038 (d)	40,000	36,959
TBA, 3.50%, 9/25/2038 (d)	5,000	4,714
TBA, 4.00%, 9/25/2038 (d)	15,000	14,401
TBA, 5.00%, 9/25/2038 (d)	10,000	9,883
TBA, 5.50%, 9/25/2038 (d)	10,000	10,000
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	4,686	4,381
Pool # MA7107, 2.50%, 1/20/2036	17,914	16,078
Total Mortgage-Backed Securities (Cost $1,145,120)		1,016,324
Supranational — 2.7%
African Development Bank (Supranational) 0.88%, 3/23/2026	30,000	27,230
Asian Development Bank (Supranational)
0.38%, 6/11/2024	16,000	15,387
2.00%, 1/22/2025	11,000	10,531
0.38%, 9/3/2025	33,000	30,188
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	30,000	27,686
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,745
0.50%, 11/25/2025	4,000	3,638
European Investment Bank (Supranational)
0.38%, 3/26/2026	48,000	43,080
3.88%, 3/15/2028	35,000	34,264
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	5,000	4,749
0.88%, 4/20/2026	63,000	57,099
1.13%, 7/20/2028	29,000	24,869
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	15,000	14,500
0.63%, 4/22/2025	89,000	82,809
1.38%, 4/20/2028	37,000	32,358
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

International Finance Corp. (Supranational) 0.75%, 10/8/2026	6,000	5,341
Total Supranational (Cost $432,892)		418,474
Commercial Mortgage-Backed Securities — 2.1%
Benchmark Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,182	5,957
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	13,229	12,529
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	6,117	5,892
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	18,826
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,069
FHLMC, Multi-Family Structured Pass-Through Certificates Series K092, Class A1, 3.13%, 10/25/2028	135,542	128,616
FNMA ACES Series 2017-M10, Class AV2, 2.62%, 7/25/2024 (e)	11,295	11,062
GS Mortgage Securities Trust Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	16,077
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C, 4.78%, 4/15/2047 (e)	10,000	9,439
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class D, 4.38%, 1/15/2049 (e)	10,000	7,281
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,395
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	29,169
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	22,852
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class B, 3.74%, 12/15/2045	13,121	11,657
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	11,789
Total Commercial Mortgage-Backed Securities (Cost $336,020)		315,610
U.S. Government Agency Securities — 1.9%
FFCB Funding Corp.
0.32%, 12/23/2024	10,000	9,356
2.51%, 4/1/2025	4,000	3,838
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
3.32%, 2/25/2026	10,000	9,647
3.00%, 8/3/2026	7,000	6,671
1.00%, 10/7/2026	46,000	40,913
0.75%, 12/16/2026	18,000	15,727
FHLB
0.66%, 10/28/2024	10,000	9,463
0.38%, 9/4/2025	10,000	9,146
0.75%, 2/24/2026	20,000	18,087
1.25%, 12/21/2026	75,000	67,398
0.90%, 2/26/2027	15,000	13,160
FHLMC 5.20%, 1/10/2025	5,000	4,972
FNMA
0.50%, 12/16/2024	14,000	13,159
0.50%, 11/7/2025	49,000	44,645
Tennessee Valley Authority
0.75%, 5/15/2025	20,000	18,576
3.88%, 3/15/2028	10,000	9,751
Total U.S. Government Agency Securities (Cost $305,134)		294,509
Foreign Government Securities — 0.9%
Canada Government Bond 0.75%, 5/19/2026	45,000	40,587
Export Development Canada 2.63%, 2/21/2024	15,000	14,800
Province of Alberta 1.00%, 5/20/2025	13,000	12,106
Province of British Columbia 0.90%, 7/20/2026	10,000	8,985
Province of Ontario
0.63%, 1/21/2026	22,000	19,911
1.05%, 4/14/2026	8,000	7,267
Province of Quebec 3.63%, 4/13/2028	20,000	19,237
Republic of Panama 8.88%, 9/30/2027	8,000	8,982
Total Foreign Government Securities (Cost $140,745)		131,875
Asset-Backed Securities — 0.8%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	29,054	28,582
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,072
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	10,412	10,125
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	10,000	9,515
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	10,000	9,679
Ford Credit Floorplan Master Owner Trust A Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	21,736
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	7,545	7,266
Total Asset-Backed Securities (Cost $126,417)		123,839
Municipal Bonds — 0.2% (f)
California — 0.0% ^
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,647
Florida — 0.2%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	36,000	31,761
Total Municipal Bonds (Cost $38,750)		36,408
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (g) (h) (Cost $214,237)	214,237	214,237
Total Investments — 100.4% (Cost $16,034,582)		15,351,606
Liabilities in Excess of Other Assets — (0.4)%		(57,600)
NET ASSETS — 100.0%		15,294,006

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $6,533 or 0.04% of the Fund’s
net assets as of August 31, 2023.

(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(f)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 40.9%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,275,544
5.25%, 11/15/2028	2,000,000	2,085,469
6.13%, 8/15/2029	2,100,000	2,301,633
5.38%, 2/15/2031	3,169,000	3,404,694
4.50%, 2/15/2036	3,877,000	4,050,859
4.75%, 2/15/2037	3,728,000	3,980,805
5.00%, 5/15/2037	3,978,000	4,348,451
4.38%, 2/15/2038	3,889,000	3,981,364
4.50%, 5/15/2038	4,189,000	4,338,233
3.50%, 2/15/2039	4,101,000	3,769,075
4.25%, 5/15/2039	4,314,000	4,324,785
4.50%, 8/15/2039	1,196,000	1,232,254
4.38%, 11/15/2039	1,148,000	1,163,785
4.63%, 2/15/2040	2,598,000	2,711,663
1.13%, 5/15/2040	397,000	245,644
4.38%, 5/15/2040	4,256,000	4,305,875
1.13%, 8/15/2040	6,351,000	3,896,934
3.88%, 8/15/2040	3,782,000	3,588,172
1.38%, 11/15/2040	6,944,400	4,431,395
1.88%, 2/15/2041	5,922,000	4,107,462
2.25%, 5/15/2041	5,423,000	3,994,378
1.75%, 8/15/2041	5,121,000	3,439,872
2.00%, 11/15/2041	5,327,000	3,727,235
3.13%, 11/15/2041	1,536,000	1,295,520
2.38%, 2/15/2042	5,398,000	4,014,762
3.13%, 2/15/2042	1,436,000	1,205,791
3.00%, 5/15/2042	1,559,000	1,278,624
2.75%, 8/15/2042	1,600,000	1,257,500
3.38%, 8/15/2042	3,664,000	3,179,092
4.00%, 11/15/2042	562,000	533,110
3.13%, 2/15/2043	466,000	386,853
3.88%, 2/15/2043	4,338,000	4,035,696
2.88%, 5/15/2043	3,272,000	2,604,308
3.63%, 8/15/2043	808,000	721,645
2.50%, 2/15/2045	4,600,000	3,375,250
3.00%, 5/15/2045	38,000	30,430
2.88%, 8/15/2045	4,081,000	3,190,194
2.50%, 5/15/2046	6,324,000	4,590,829
2.25%, 8/15/2046	5,873,000	4,044,111
3.00%, 2/15/2047	174,000	138,303
3.00%, 5/15/2047	4,835,000	3,842,314
2.75%, 11/15/2047	3,311,000	2,506,530
3.13%, 5/15/2048	5,020,000	4,076,397
3.38%, 11/15/2048	4,383,000	3,724,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.88%, 5/15/2049	4,223,000	3,274,145
2.25%, 8/15/2049	3,980,000	2,707,022
2.38%, 11/15/2049	6,078,000	4,248,902
2.00%, 2/15/2050	5,760,000	3,687,300
1.25%, 5/15/2050	14,017,400	7,326,282
1.38%, 8/15/2050	4,995,000	2,698,861
1.63%, 11/15/2050	11,750,000	6,792,969
1.88%, 2/15/2051	6,689,000	4,125,232
2.38%, 5/15/2051	5,783,000	4,019,185
2.00%, 8/15/2051	6,025,000	3,823,992
1.88%, 11/15/2051	5,895,000	3,621,741
2.25%, 2/15/2052	5,336,000	3,600,132
2.88%, 5/15/2052	3,484,000	2,704,455
3.00%, 8/15/2052	5,152,000	4,106,305
4.00%, 11/15/2052	898,000	866,570
3.63%, 2/15/2053	2,503,000	2,255,047
3.63%, 5/15/2053	599,000	540,223
U.S. Treasury Notes
1.75%, 6/30/2024	2,257,000	2,190,524
2.00%, 6/30/2024	531,000	516,377
3.00%, 6/30/2024	1,349,000	1,322,652
0.38%, 7/15/2024	2,827,000	2,706,853
1.75%, 7/31/2024	41,000	39,666
3.00%, 7/31/2024	1,045,000	1,022,508
1.25%, 8/31/2024	3,929,000	3,771,687
1.88%, 8/31/2024	3,677,000	3,551,896
3.25%, 8/31/2024	35,000	34,275
0.38%, 9/15/2024	20,119,000	19,113,836
1.50%, 9/30/2024	122,000	117,130
0.63%, 10/15/2024	4,140,000	3,930,574
1.50%, 10/31/2024	1,533,000	1,468,027
0.75%, 11/15/2024	4,576,000	4,336,475
2.25%, 11/15/2024	2,244,000	2,164,671
1.50%, 11/30/2024	8,182,000	7,812,212
4.50%, 11/30/2024	2,937,000	2,909,925
1.00%, 12/15/2024	1,512,000	1,432,974
4.25%, 12/31/2024	2,865,000	2,829,523
1.38%, 1/31/2025	2,884,000	2,736,308
2.50%, 1/31/2025	479,000	461,655
4.13%, 1/31/2025	4,336,000	4,274,856
1.50%, 2/15/2025	4,508,000	4,279,254
2.00%, 2/15/2025	3,434,000	3,284,031
1.13%, 2/28/2025	4,568,000	4,307,660
2.75%, 2/28/2025	3,137,000	3,030,636
4.63%, 2/28/2025	4,429,000	4,398,032
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.75%, 3/15/2025	915,000	870,144
0.50%, 3/31/2025	4,691,000	4,368,677
2.63%, 3/31/2025	3,603,000	3,469,576
3.88%, 3/31/2025	4,484,000	4,402,727
2.63%, 4/15/2025	2,632,000	2,533,300
0.38%, 4/30/2025	4,692,000	4,347,431
2.88%, 4/30/2025	4,526,000	4,371,303
3.88%, 4/30/2025	4,467,000	4,385,512
2.13%, 5/15/2025	4,121,000	3,928,472
2.75%, 5/15/2025	4,480,000	4,316,200
0.25%, 5/31/2025	4,718,300	4,347,287
2.88%, 5/31/2025	6,189,000	5,970,693
4.25%, 5/31/2025	4,433,000	4,378,453
2.88%, 6/15/2025	4,483,000	4,324,169
0.25%, 6/30/2025	4,847,000	4,454,128
2.75%, 6/30/2025	2,525,000	2,428,833
4.63%, 6/30/2025	10,000	9,944
3.00%, 7/15/2025	949,000	916,452
0.25%, 7/31/2025	3,859,000	3,534,000
2.88%, 7/31/2025	3,649,000	3,514,301
2.00%, 8/15/2025	1,564,000	1,480,424
0.25%, 8/31/2025	3,157,000	2,881,749
0.25%, 9/30/2025	17,171,000	15,643,049
0.25%, 10/31/2025	16,549,000	15,022,096
3.00%, 10/31/2025	621,000	598,149
2.25%, 11/15/2025	2,117,000	2,005,361
4.00%, 12/15/2025	10,000	9,838
2.63%, 12/31/2025	1,539,000	1,468,062
0.38%, 1/31/2026	15,746,000	14,209,535
1.63%, 2/15/2026	584,000	542,846
4.00%, 2/15/2026	4,505,000	4,433,905
0.50%, 2/28/2026	27,692,000	25,002,847
2.50%, 2/28/2026	3,004,000	2,852,157
4.63%, 3/15/2026	706,000	705,504
0.75%, 3/31/2026	2,845,000	2,582,060
2.25%, 3/31/2026	2,971,000	2,801,096
3.75%, 4/15/2026	4,552,000	4,453,492
0.75%, 5/31/2026	400,000	360,750
1.50%, 8/15/2026	3,478,000	3,188,076
0.75%, 8/31/2026	134,000	119,982
1.38%, 8/31/2026	1,096,000	1,000,014
0.88%, 9/30/2026	4,763,000	4,273,676
1.63%, 9/30/2026	2,943,000	2,702,502
1.13%, 10/31/2026	12,866,000	11,598,498
1.63%, 10/31/2026	3,770,000	3,452,495
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.00%, 11/15/2026	4,605,000	4,263,942
1.25%, 11/30/2026	4,735,000	4,276,297
1.63%, 11/30/2026	4,027,000	3,682,188
1.25%, 12/31/2026	4,713,000	4,250,537
1.75%, 12/31/2026	4,409,000	4,042,502
1.50%, 1/31/2027	4,682,000	4,247,086
2.25%, 2/15/2027	4,606,000	4,282,500
1.13%, 2/28/2027	4,766,000	4,261,102
1.88%, 2/28/2027	4,627,000	4,244,911
0.63%, 3/31/2027	5,036,000	4,407,680
2.50%, 3/31/2027	4,527,000	4,241,587
0.50%, 4/30/2027	4,351,800	3,780,286
2.75%, 4/30/2027	4,499,000	4,246,634
2.38%, 5/15/2027	2,420,000	2,252,302
0.50%, 5/31/2027	1,891,000	1,637,931
2.63%, 5/31/2027	4,534,000	4,255,938
0.50%, 6/30/2027	5,073,000	4,383,389
3.25%, 6/30/2027	4,366,000	4,191,701
2.75%, 7/31/2027	4,475,000	4,212,793
2.25%, 8/15/2027	4,577,000	4,225,501
0.50%, 8/31/2027	5,077,000	4,362,254
3.13%, 8/31/2027	2,278,000	2,173,888
0.38%, 9/30/2027	5,244,000	4,469,281
4.13%, 9/30/2027	1,323,000	1,310,804
0.50%, 10/31/2027	8,580,000	7,331,208
4.13%, 10/31/2027	750,000	743,086
2.25%, 11/15/2027	1,546,000	1,421,595
0.63%, 11/30/2027	12,953,000	11,101,126
3.88%, 11/30/2027	2,983,000	2,928,467
0.63%, 12/31/2027	3,141,000	2,685,064
3.88%, 12/31/2027	2,449,000	2,404,421
0.75%, 1/31/2028	6,795,000	5,827,243
3.50%, 1/31/2028	4,397,000	4,252,723
2.75%, 2/15/2028	983,000	920,795
1.13%, 2/29/2028	2,311,000	2,011,653
4.00%, 2/29/2028	3,482,000	3,439,291
1.25%, 3/31/2028	4,631,000	4,046,698
3.63%, 3/31/2028	4,396,000	4,273,393
1.25%, 4/30/2028	4,628,000	4,035,761
3.50%, 4/30/2028	4,370,000	4,225,244
2.88%, 5/15/2028	4,355,000	4,093,360
1.25%, 5/31/2028	4,666,000	4,061,607
3.63%, 5/31/2028	4,232,000	4,116,281
1.25%, 6/30/2028	5,142,000	4,467,112
2.88%, 8/15/2028	4,304,000	4,035,336
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 8/31/2028	2,902,000	2,494,133
1.25%, 9/30/2028	222,000	191,579
1.38%, 10/31/2028	5,167,000	4,478,739
3.13%, 11/15/2028	2,140,000	2,026,145
1.50%, 11/30/2028	4,794,000	4,175,649
1.38%, 12/31/2028	5,721,000	4,942,855
1.75%, 1/31/2029	4,525,000	3,978,465
2.63%, 2/15/2029	3,824,000	3,520,470
1.88%, 2/28/2029	5,034,000	4,451,550
2.38%, 3/31/2029	945,000	856,849
2.88%, 4/30/2029	4,299,000	4,000,757
2.38%, 5/15/2029	4,689,000	4,247,208
2.75%, 5/31/2029	4,576,000	4,226,008
3.25%, 6/30/2029	3,118,000	2,956,497
2.63%, 7/31/2029	4,736,000	4,337,140
1.63%, 8/15/2029	5,982,000	5,180,038
3.13%, 8/31/2029	4,234,000	3,984,260
3.88%, 9/30/2029	1,415,000	1,386,368
4.00%, 10/31/2029	3,995,000	3,941,317
1.75%, 11/15/2029	4,847,000	4,214,618
3.88%, 11/30/2029	4,296,000	4,209,409
3.88%, 12/31/2029	3,517,000	3,445,836
3.50%, 1/31/2030	4,337,000	4,159,793
1.50%, 2/15/2030	6,212,000	5,269,038
4.00%, 2/28/2030	4,153,000	4,099,790
3.63%, 3/31/2030	4,245,000	4,100,405
3.50%, 4/30/2030	4,309,000	4,131,254
0.63%, 5/15/2030	20,326,000	16,121,059
3.75%, 5/31/2030	4,457,000	4,336,522
3.75%, 6/30/2030	2,777,000	2,701,934
4.00%, 7/31/2030	256,000	252,960
0.63%, 8/15/2030	5,275,000	4,156,535
0.88%, 11/15/2030	7,325,000	5,862,289
1.13%, 2/15/2031	5,102,000	4,144,578
1.63%, 5/15/2031	5,222,000	4,373,425
1.25%, 8/15/2031	5,468,000	4,415,410
1.38%, 11/15/2031	4,892,000	3,964,813
1.88%, 2/15/2032	5,228,000	4,393,971
2.88%, 5/15/2032	4,837,000	4,395,624
2.75%, 8/15/2032	4,433,000	3,979,310
4.13%, 11/15/2032	4,318,000	4,315,976
3.50%, 2/15/2033	4,575,000	4,356,973
3.38%, 5/15/2033	4,074,000	3,838,472
Total U.S. Treasury Obligations (Cost $878,813,398)		817,179,884
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 26.7%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	4,463	4,386
Pool # J15449, 4.00%, 5/1/2026	38,917	38,122
Pool # G14781, 3.50%, 3/1/2027	20,811	20,342
Pool # G15201, 4.00%, 5/1/2027	5,310	5,227
Pool # J20129, 2.50%, 8/1/2027	47,015	44,956
Pool # G15438, 4.00%, 9/1/2027	5,418	5,332
Pool # G15602, 2.50%, 11/1/2027	32,382	31,005
Pool # E09028, 2.00%, 3/1/2028	60,893	57,446
Pool # J23362, 2.00%, 4/1/2028	58,676	55,324
Pool # G18466, 2.00%, 5/1/2028	8,425	7,935
Pool # G18465, 2.50%, 5/1/2028	15,884	15,117
Pool # G15601, 2.50%, 1/1/2029	34,252	32,591
Pool # G14957, 3.50%, 1/1/2029	76,444	74,055
Pool # G16570, 4.00%, 7/1/2029	3,509	3,454
Pool # G18540, 2.50%, 2/1/2030	22,122	20,586
Pool # G18556, 2.50%, 6/1/2030	29,059	27,040
Pool # V60840, 3.00%, 6/1/2030	7,416	7,010
Pool # G16622, 3.00%, 11/1/2030	28,986	27,396
Pool # G16019, 3.50%, 12/1/2030	9,314	9,095
Pool # G16044, 2.50%, 1/1/2032	82,748	76,270
Pool # J36524, 3.00%, 3/1/2032	91,830	86,590
Pool # J36660, 3.00%, 3/1/2032	29,189	27,585
Pool # J38270, 2.50%, 1/1/2033	231,378	213,266
Pool # G16568, 2.50%, 4/1/2033	103,794	95,666
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	68,511	66,661
Pool # A30892, 5.00%, 1/1/2035	52,105	51,497
Pool # A39210, 5.50%, 10/1/2035	19,465	19,760
Pool # V83754, 5.50%, 1/1/2036	30,274	30,776
Pool # A82255, 5.50%, 9/1/2036	103,024	101,925
Pool # G03381, 5.50%, 9/1/2037	19,165	19,254
Pool # A89760, 4.50%, 12/1/2039	18,442	17,989
Pool # A92197, 5.00%, 5/1/2040	52,384	52,259
Pool # G06856, 6.00%, 5/1/2040	3,600	3,719
Pool # A93359, 4.00%, 8/1/2040	844	806
Pool # G06222, 4.00%, 1/1/2041	184,114	175,134
Pool # G07794, 5.50%, 6/1/2041	9,088	9,273
Pool # Q03516, 4.50%, 9/1/2041	20,445	19,889
Pool # Q04088, 3.50%, 10/1/2041	19,033	17,550
Pool # Q04688, 4.00%, 11/1/2041	2,846	2,697
Pool # G08477, 3.50%, 2/1/2042	6,850	6,317
Pool # Q06771, 3.00%, 3/1/2042	34,791	30,846
Pool # C03858, 3.50%, 4/1/2042	92,602	85,391
Pool # Q08646, 3.50%, 6/1/2042	21,043	19,404
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G60737, 4.50%, 8/1/2042	87,143	85,002
Pool # Q11220, 3.50%, 9/1/2042	78,617	72,495
Pool # Q13477, 3.00%, 12/1/2042	109,134	96,714
Pool # Q14321, 3.00%, 12/1/2042	26,702	23,669
Pool # C04420, 3.00%, 1/1/2043	158,358	140,397
Pool # Q14694, 3.00%, 1/1/2043	1,184,152	1,049,680
Pool # G61723, 3.50%, 1/1/2043	62,362	57,528
Pool # C09031, 2.50%, 2/1/2043	84,253	71,180
Pool # V80026, 3.00%, 4/1/2043	47,714	42,289
Pool # Q17374, 4.00%, 4/1/2043	84,154	80,046
Pool # G62033, 4.00%, 11/1/2043	112,855	107,348
Pool # Z40090, 4.50%, 9/1/2044	25,326	24,546
Pool # G61769, 4.50%, 12/1/2044	62,284	60,752
Pool # G61617, 4.50%, 1/1/2045	20,573	20,068
Pool # G08651, 4.00%, 6/1/2045	88,480	83,968
Pool # G08653, 3.00%, 7/1/2045	43,073	38,130
Pool # Q35223, 4.00%, 8/1/2045	10,265	9,591
Pool # G60238, 3.50%, 10/1/2045	621,938	568,130
Pool # G60506, 3.50%, 4/1/2046	35,072	31,991
Pool # G08710, 3.00%, 6/1/2046	29,512	25,943
Pool # Q41024, 3.00%, 6/1/2046	509,509	449,154
Pool # G08724, 2.50%, 9/1/2046	10,990	9,280
Pool # G61070, 3.00%, 9/1/2046	427,854	379,096
Pool # G61730, 3.00%, 9/1/2046	116,743	103,468
Pool # G61235, 4.50%, 9/1/2046	20,660	20,024
Pool # G08736, 2.50%, 12/1/2046	11,526	9,723
Pool # Q45872, 3.00%, 1/1/2047	299,353	262,593
Pool # G08747, 3.00%, 2/1/2047	150,822	132,302
Pool # G61623, 3.00%, 4/1/2047	22,081	19,509
Pool # G60985, 3.00%, 5/1/2047	83,072	73,280
Pool # G60996, 3.50%, 5/1/2047	6,803	6,198
Pool # Q47884, 4.00%, 5/1/2047	20,197	19,021
Pool # V83233, 4.00%, 6/1/2047	83,730	78,836
Pool # G08775, 4.00%, 8/1/2047	28,573	26,687
Pool # Q50152, 4.00%, 8/1/2047	68,244	63,738
Pool # Q51268, 3.50%, 10/1/2047	43,655	39,725
Pool # G08787, 3.00%, 11/1/2047	270,150	236,672
Pool # G61681, 3.00%, 12/1/2047	6,187	5,421
Pool # Q52866, 3.00%, 12/1/2047	23,108	20,355
Pool # G08793, 4.00%, 12/1/2047	26,756	25,192
Pool # Q53751, 3.50%, 1/1/2048	78,570	71,495
Pool # G08812, 3.00%, 4/1/2048	9,518	8,334
Pool # G61866, 4.00%, 6/1/2048	21,522	20,472
Pool # G61607, 4.50%, 9/1/2048	101,124	97,746
Pool # G08842, 4.00%, 10/1/2048	11,010	10,329
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # G61885, 4.50%, 11/1/2048	24,589	23,760
Pool # G08862, 4.00%, 2/1/2049	18,185	17,070
Pool # Q61487, 4.00%, 2/1/2049	30,820	28,980
Pool # G08876, 3.50%, 5/1/2049	34,840	31,702
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	23,019	22,994
Pool # ZK2080, 4.00%, 1/1/2025	11,753	11,554
Pool # ZA2587, 4.00%, 9/1/2025	3,793	3,728
Pool # ZK2723, 3.50%, 11/1/2025	7,689	7,522
Pool # ZK3540, 3.00%, 9/1/2026	39,212	37,973
Pool # ZS8460, 3.00%, 4/1/2027	11,936	11,512
Pool # SB0031, 3.50%, 10/1/2027	15,222	14,891
Pool # ZS6674, 2.50%, 4/1/2028	265,539	252,707
Pool # ZS7140, 2.00%, 1/1/2029	152,133	142,850
Pool # ZS7751, 3.00%, 1/1/2029	77,813	74,734
Pool # SB0071, 2.50%, 5/1/2030	19,854	18,938
Pool # ZS7331, 3.00%, 12/1/2030	21,427	20,225
Pool # ZS7888, 2.50%, 10/1/2032	255,140	234,835
Pool # ZK9070, 3.00%, 11/1/2032	572,880	540,601
Pool # ZS7938, 2.50%, 1/1/2033	58,594	53,937
Pool # SB0256, 4.00%, 11/1/2033	27,469	27,005
Pool # SB0077, 3.50%, 10/1/2034	40,325	38,544
Pool # QN1148, 2.50%, 12/1/2034	60,186	54,667
Pool # SB8031, 2.50%, 2/1/2035	127,668	116,083
Pool # SB0302, 3.00%, 4/1/2035	447,231	416,816
Pool # QN2407, 2.00%, 6/1/2035	120,032	105,752
Pool # SB8500, 2.50%, 7/1/2035	335,715	303,710
Pool # SB0424, 2.00%, 10/1/2035	792,596	701,262
Pool # RC1712, 1.50%, 12/1/2035	1,041,710	894,176
Pool # SB8090, 2.50%, 2/1/2036	893,107	805,317
Pool # QN6095, 2.00%, 5/1/2036	137,837	121,313
Pool # QN6718, 2.00%, 6/1/2036	286,986	251,871
Pool # QN7057, 2.00%, 7/1/2036	162,883	142,959
Pool # SB8111, 2.00%, 7/1/2036	152,402	133,790
Pool # QN8347, 1.50%, 10/1/2036	342,428	292,288
Pool # SB8127, 1.50%, 11/1/2036	332,463	283,778
Pool # SB0570, 2.00%, 11/1/2036	315,222	277,776
Pool # SB8131, 1.50%, 12/1/2036	674,414	575,650
Pool # SB8136, 1.50%, 1/1/2037	426,217	363,797
Pool # SB8140, 1.50%, 2/1/2037	517,461	441,673
Pool # SB8147, 1.50%, 4/1/2037	886,876	756,421
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	64,752	60,399
Pool # ZJ9491, 3.50%, 12/1/2032	14,949	14,210
Pool # ZS9164, 3.00%, 9/1/2033	400,346	373,427
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SC0107, 3.50%, 11/1/2034	891,897	847,804
Pool # ZA2463, 3.50%, 6/1/2037	27,950	26,010
Pool # RB5026, 2.50%, 11/1/2039	34,854	30,254
Pool # QK0157, 2.50%, 1/1/2040	15,638	13,562
Pool # RB5032, 2.50%, 2/1/2040	28,497	24,720
Pool # RB5037, 2.50%, 3/1/2040	89,875	77,956
Pool # RB5043, 2.50%, 4/1/2040	38,504	33,416
Pool # RB5048, 2.50%, 5/1/2040	82,696	71,719
Pool # QK0665, 2.00%, 2/1/2041	1,060,283	893,651
Pool # SC0131, 1.50%, 3/1/2041	200,915	161,139
Pool # SC0134, 1.50%, 3/1/2041	204,459	163,981
Pool # RB5142, 2.50%, 1/1/2042	431,643	368,652
Pool # RB5145, 2.00%, 2/1/2042	1,527,298	1,268,361
Pool # RB5154, 2.50%, 4/1/2042	910,149	777,497
Pool # RB5166, 3.00%, 7/1/2042	917,994	807,094
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	28,397	28,325
Pool # ZS2546, 5.00%, 2/1/2039	15,214	15,204
Pool # ZJ0449, 4.00%, 9/1/2040	19,016	18,066
Pool # ZL3548, 3.50%, 8/1/2042	63,393	58,384
Pool # ZA4209, 3.00%, 4/1/2043	732,956	648,817
Pool # ZS3712, 3.50%, 4/1/2043	146,365	134,837
Pool # ZS4077, 3.50%, 1/1/2044	20,053	18,467
Pool # ZS4592, 4.00%, 11/1/2044	131,450	124,757
Pool # ZS4609, 3.00%, 4/1/2045	35,751	31,607
Pool # ZS9618, 3.50%, 3/1/2046	428,142	390,347
Pool # SD0146, 3.00%, 11/1/2046	118,309	103,936
Pool # ZM2209, 3.50%, 12/1/2046	277,762	252,489
Pool # SD0388, 3.50%, 6/1/2047	432,925	395,452
Pool # ZS4729, 3.00%, 8/1/2047	280,609	246,709
Pool # ZM4635, 4.00%, 11/1/2047	385,713	362,715
Pool # SD0225, 3.00%, 12/1/2047	542,651	475,659
Pool # ZT0534, 3.50%, 12/1/2047	279,519	254,827
Pool # ZS4750, 3.00%, 1/1/2048	22,698	19,855
Pool # SD0343, 3.00%, 3/1/2048	741,694	655,720
Pool # SI2002, 4.00%, 3/1/2048	455,079	427,950
Pool # ZM6887, 3.00%, 5/1/2048	41,616	36,333
Pool # ZM7669, 3.50%, 8/1/2048	69,381	63,053
Pool # ZN4476, 3.50%, 12/1/2048	245,761	223,345
Pool # ZA6286, 4.00%, 2/1/2049	118,898	111,563
Pool # ZT1776, 3.50%, 3/1/2049	21,553	19,587
Pool # ZN5087, 4.00%, 4/1/2049	112,610	105,937
Pool # ZT1864, 4.00%, 4/1/2049	2,864	2,683
Pool # ZT1951, 3.50%, 5/1/2049	6,947	6,314
Pool # ZT1952, 4.00%, 5/1/2049	45,803	42,845
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QA4907, 3.00%, 6/1/2049	104,833	91,885
Pool # ZT2086, 3.50%, 6/1/2049	39,020	35,450
Pool # SD7502, 3.50%, 7/1/2049	115,617	105,770
Pool # SD8001, 3.50%, 7/1/2049	13,722	12,420
Pool # SD7501, 4.00%, 7/1/2049	71,550	67,311
Pool # QA1997, 3.00%, 8/1/2049	17,320	15,070
Pool # RA1202, 3.50%, 8/1/2049	379,502	344,492
Pool # SD8005, 3.50%, 8/1/2049	48,211	43,744
Pool # SD8006, 4.00%, 8/1/2049	28,582	26,724
Pool # SD8023, 2.50%, 11/1/2049	7,992	6,682
Pool # QA4509, 3.00%, 11/1/2049	381,242	331,632
Pool # SD8025, 3.50%, 11/1/2049	144,253	131,031
Pool # SD8029, 2.50%, 12/1/2049	151,161	126,372
Pool # RA1878, 3.50%, 12/1/2049	103,353	93,631
Pool # SD8037, 2.50%, 1/1/2050	401,691	335,819
Pool # QA7416, 3.00%, 2/1/2050	363,960	316,323
Pool # QA7554, 3.00%, 2/1/2050	935,354	820,329
Pool # RA2116, 3.00%, 2/1/2050	541,890	472,847
Pool # SD0303, 2.50%, 4/1/2050	680,540	571,233
Pool # QA9653, 3.50%, 5/1/2050	34,831	31,653
Pool # SD8080, 2.00%, 6/1/2050	60,630	48,605
Pool # QB1691, 2.00%, 7/1/2050	813,496	651,962
Pool # SD8089, 2.50%, 7/1/2050	1,614,934	1,351,467
Pool # SD8083, 2.50%, 8/1/2050	1,192,705	997,135
Pool # RA3727, 2.00%, 10/1/2050	1,902,845	1,522,789
Pool # SD8104, 1.50%, 11/1/2050	1,211,485	914,262
Pool # RA4197, 2.50%, 12/1/2050	514,528	429,619
Pool # RA4349, 2.50%, 1/1/2051	334,451	280,817
Pool # QB8583, 1.50%, 2/1/2051	1,215,534	919,301
Pool # RA4530, 2.50%, 2/1/2051	519,040	430,089
Pool # SD8129, 2.50%, 2/1/2051	652,367	542,986
Pool # SD8140, 2.00%, 4/1/2051	392,885	313,991
Pool # SD8142, 3.00%, 4/1/2051	1,026,615	886,480
Pool # SD8145, 1.50%, 5/1/2051	1,031,897	779,932
Pool # QC2565, 2.00%, 6/1/2051	1,751,454	1,399,456
Pool # QC3259, 2.00%, 6/1/2051	699,562	557,041
Pool # SD8158, 3.50%, 6/1/2051	287,319	257,403
Pool # SD8155, 2.00%, 7/1/2051	1,294,736	1,031,854
Pool # RA5559, 2.50%, 7/1/2051	490,833	407,016
Pool # SD8156, 2.50%, 7/1/2051	612,048	509,054
Pool # QC5125, 2.00%, 8/1/2051	265,262	211,909
Pool # QC6057, 2.50%, 8/1/2051	255,574	212,744
Pool # SD8163, 3.50%, 8/1/2051	119,715	107,306
Pool # RA5832, 2.50%, 9/1/2051	706,756	587,976
Pool # SD8168, 3.00%, 9/1/2051	234,718	202,787
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8172, 2.00%, 10/1/2051	802,458	640,498
Pool # SD8173, 2.50%, 10/1/2051	1,108,293	920,267
Pool # RA6507, 2.00%, 12/1/2051	1,847,504	1,473,597
Pool # QD3500, 2.50%, 12/1/2051	1,827,189	1,528,705
Pool # RA6694, 2.00%, 1/1/2052	456,839	364,446
Pool # SD0963, 3.50%, 1/1/2052	1,034,399	926,554
Pool # RA6816, 2.00%, 2/1/2052	523,967	417,223
Pool # SD0897, 2.00%, 2/1/2052	945,696	757,069
Pool # SD8199, 2.00%, 3/1/2052	955,637	761,044
Pool # SD8204, 2.00%, 4/1/2052	1,872,334	1,490,887
Pool # QD9578, 2.50%, 4/1/2052	1,495,772	1,239,359
Pool # QD9765, 2.50%, 4/1/2052	1,482,669	1,229,191
Pool # SD8205, 2.50%, 4/1/2052	509,625	422,264
Pool # SD0945, 3.50%, 4/1/2052	1,052,254	941,412
Pool # SD1461, 3.00%, 5/1/2052	956,342	830,206
Pool # SD8214, 3.50%, 5/1/2052	1,112,725	994,587
Pool # SD1840, 3.00%, 6/1/2052	469,781	405,126
Pool # RA7502, 5.00%, 6/1/2052	1,043,437	1,011,767
Pool # SD1406, 2.00%, 8/1/2052	474,610	378,472
Pool # SD8234, 2.50%, 8/1/2052	480,203	397,885
Pool # RA8112, 4.50%, 10/1/2052	1,887,237	1,789,374
Pool # SD2580, 6.00%, 3/1/2053	984,127	986,654
Pool # RA8736, 6.50%, 3/1/2053	932,603	949,373
Pool # SD2688, 5.50%, 4/1/2053	972,140	962,469
Pool # SD2693, 6.50%, 4/1/2053	986,754	1,018,576
Pool # SD8322, 4.50%, 5/1/2053	1,469,996	1,393,724
Pool # SD8324, 5.50%, 5/1/2053	725,894	716,580
Pool # SD8341, 5.00%, 7/1/2053	1,961,668	1,902,090
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2053 (a)	1,000	1,003
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	81,249	79,870
Pool # AC7007, 4.50%, 1/1/2025	6,007	5,894
Pool # AL9580, 4.00%, 3/1/2025	4,103	4,034
Pool # 932724, 4.00%, 4/1/2025	2,757	2,709
Pool # AE0971, 4.00%, 5/1/2025	7,162	7,043
Pool # AE0939, 3.50%, 2/1/2026	20,859	20,356
Pool # FM2968, 4.00%, 5/1/2026	5,579	5,469
Pool # AJ6632, 3.00%, 11/1/2026	29,642	28,644
Pool # AJ9357, 3.50%, 1/1/2027	58,318	56,732
Pool # AK4047, 3.00%, 2/1/2027	11,155	10,771
Pool # AL4586, 4.00%, 2/1/2027	20,715	20,306
Pool # AO0527, 3.00%, 5/1/2027	15,413	14,876
Pool # AO4400, 2.50%, 7/1/2027	37,207	35,521
Pool # AB5823, 3.50%, 8/1/2027	61,205	59,382
Pool # AL8138, 4.00%, 9/1/2027	11,561	11,333
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AB6811, 2.50%, 10/1/2027	9,764	9,308
Pool # AQ9442, 2.00%, 12/1/2027	21,096	19,904
Pool # AB8447, 2.50%, 2/1/2028	17,804	16,940
Pool # AR4180, 2.50%, 2/1/2028	8,150	7,749
Pool # AL3802, 3.00%, 2/1/2028	48,881	47,007
Pool # AB8787, 2.00%, 3/1/2028	56,956	53,674
Pool # AP6059, 2.00%, 6/1/2028	7,303	6,854
Pool # BM5381, 3.00%, 6/1/2028	54,103	52,037
Pool # BM1892, 2.50%, 9/1/2028	16,373	15,608
Pool # AS0761, 3.00%, 10/1/2028	21,526	20,613
Pool # AU6961, 3.00%, 10/1/2028	42,296	40,508
Pool # AL6132, 4.50%, 3/1/2029	3,433	3,363
Pool # FM1105, 2.50%, 6/1/2029	35,179	33,497
Pool # AS3345, 2.00%, 7/1/2029	11,571	10,488
Pool # MA2061, 3.00%, 10/1/2029	55,877	52,750
Pool # FM1465, 3.00%, 5/1/2030	88,721	85,059
Pool # 890666, 2.00%, 6/1/2030	23,032	21,445
Pool # MA2684, 3.00%, 7/1/2031	102,102	96,357
Pool # AL9418, 3.50%, 8/1/2031	33,701	32,267
Pool # BD5647, 2.00%, 11/1/2031	14,897	13,352
Pool # 890776, 3.50%, 11/1/2031	21,625	20,709
Pool # BM5490, 3.50%, 11/1/2031	13,941	13,352
Pool # AS8708, 2.50%, 2/1/2032	339,032	312,049
Pool # BM4993, 3.50%, 3/1/2032	28,502	27,655
Pool # BM4741, 3.00%, 4/1/2032	9,253	8,857
Pool # FM1645, 3.00%, 4/1/2032	114,665	109,509
Pool # MA3124, 2.50%, 9/1/2032	32,463	29,883
Pool # FM3099, 3.50%, 9/1/2032	30,305	29,570
Pool # CA0775, 2.50%, 11/1/2032	23,776	21,853
Pool # MA3188, 3.00%, 11/1/2032	17,535	16,548
Pool # BH7081, 2.50%, 12/1/2032	35,735	32,820
Pool # BH8720, 3.50%, 12/1/2032	31,592	30,192
Pool # FM1161, 2.50%, 1/1/2033	34,631	31,882
Pool # FM1691, 2.50%, 1/1/2033	13,518	12,581
Pool # FM2549, 2.50%, 1/1/2033	75,180	69,865
Pool # CA9078, 3.00%, 9/1/2033	420,745	397,154
Pool # FM1123, 4.00%, 9/1/2033	98,809	96,071
Pool # FM2153, 4.00%, 11/1/2033	63,586	62,503
Pool # BD9105, 4.00%, 1/1/2034	29,549	28,701
Pool # BM5306, 4.00%, 1/1/2034	4,267	4,128
Pool # FM1733, 3.50%, 5/1/2034	579,943	554,683
Pool # FM1842, 3.50%, 6/1/2034	115,464	109,987
Pool # FM6946, 3.00%, 7/1/2034	349,587	329,980
Pool # BO1822, 3.50%, 7/1/2034	60,354	57,502
Pool # MA3764, 2.50%, 9/1/2034	7,861	7,147
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3910, 2.00%, 1/1/2035	25,170	22,301
Pool # FM3569, 3.00%, 1/1/2035	107,258	101,243
Pool # FM7941, 2.50%, 2/1/2035	322,866	297,214
Pool # FM8550, 3.00%, 2/1/2035	233,003	219,911
Pool # FM2708, 3.00%, 3/1/2035	52,292	49,364
Pool # MA4075, 2.50%, 7/1/2035	373,584	336,882
Pool # FM4035, 2.50%, 8/1/2035	63,996	58,180
Pool # MA4099, 2.50%, 8/1/2035	946,668	853,645
Pool # CA7497, 2.50%, 10/1/2035	1,141,945	1,029,813
Pool # BP7572, 2.50%, 11/1/2035	696,423	626,691
Pool # FM5396, 2.00%, 12/1/2035	727,854	642,793
Pool # BR3349, 1.50%, 1/1/2036	1,300,940	1,116,929
Pool # BR1309, 2.00%, 1/1/2036	493,931	435,497
Pool # FM5537, 2.00%, 1/1/2036	554,755	487,005
Pool # FM5797, 2.00%, 1/1/2036	546,404	481,739
Pool # FM5367, 1.50%, 2/1/2036	415,327	356,453
Pool # MA4261, 2.00%, 2/1/2036	606,551	532,480
Pool # CB0305, 1.50%, 5/1/2036	846,419	726,429
Pool # FM7843, 1.50%, 6/1/2036	76,366	65,553
Pool # BP3507, 2.00%, 6/1/2036	152,694	134,041
Pool # FM8292, 2.00%, 7/1/2036	254,814	224,028
Pool # MA4430, 1.00%, 8/1/2036	161,888	134,127
Pool # BT0273, 1.50%, 9/1/2036	425,238	364,707
Pool # MA4417, 1.50%, 9/1/2036	325,853	278,039
Pool # MA4418, 2.00%, 9/1/2036	157,271	137,960
Pool # MA4441, 1.50%, 10/1/2036	455,884	391,238
Pool # BT9452, 1.50%, 11/1/2036	165,829	141,540
Pool # FM9247, 2.00%, 11/1/2036	333,250	291,904
Pool # MA4497, 2.00%, 12/1/2036	2,332,206	2,043,657
Pool # MA4516, 2.00%, 1/1/2037	499,587	437,793
Pool # BV7189, 2.00%, 3/1/2037	854,285	748,543
Pool # MA4581, 1.50%, 4/1/2037	884,208	753,954
Pool # MA4582, 2.00%, 4/1/2037	1,146,155	1,004,080
Pool # FS2037, 1.50%, 5/1/2037	891,678	760,520
Pool # MA4604, 3.00%, 5/1/2037	849,563	785,189
Pool # FS4059, 1.50%, 8/1/2037	2,376,660	2,028,583
Pool # FS4794, 2.00%, 8/1/2037	973,717	853,209
Pool # MA4724, 3.00%, 9/1/2037	908,929	840,056
Pool # MA4861, 3.50%, 1/1/2038	1,843,922	1,738,095
Pool # MA4944, 4.50%, 3/1/2038	450,048	438,374
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,937	1,894
Pool # MA0885, 3.50%, 10/1/2031	24,988	23,755
Pool # AB4853, 3.00%, 4/1/2032	25,091	23,405
Pool # MA1058, 3.00%, 5/1/2032	11,354	10,598
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA1165, 3.00%, 9/1/2032	62,432	58,237
Pool # MA2079, 4.00%, 11/1/2034	12,490	11,964
Pool # AL7654, 3.00%, 9/1/2035	55,851	51,525
Pool # MA2472, 3.00%, 12/1/2035	11,213	10,333
Pool # FM1133, 4.00%, 6/1/2036	26,840	25,693
Pool # BM3089, 4.00%, 8/1/2037	465,773	441,522
Pool # MA3099, 4.00%, 8/1/2037	81,197	76,969
Pool # BM5330, 2.50%, 12/1/2037	35,962	32,222
Pool # FM3204, 4.00%, 10/1/2038	30,638	29,193
Pool # FS3933, 4.00%, 3/1/2040	95,320	88,476
Pool # MA4072, 2.50%, 7/1/2040	138,041	119,734
Pool # MA4128, 2.00%, 9/1/2040	1,287,406	1,086,734
Pool # MA4204, 2.00%, 12/1/2040	802,295	674,670
Pool # CA9019, 2.00%, 2/1/2041	346,271	292,235
Pool # MA4310, 1.50%, 4/1/2041	736,088	590,447
Pool # MA4333, 2.00%, 5/1/2041	485,122	406,911
Pool # MA4422, 2.00%, 9/1/2041	379,340	316,428
Pool # MA4446, 2.00%, 10/1/2041	380,734	317,177
Pool # FS0316, 1.50%, 11/1/2041	629,540	504,960
Pool # MA4474, 2.00%, 11/1/2041	483,048	399,978
Pool # MA4519, 1.50%, 1/1/2042	492,680	395,179
Pool # MA4521, 2.50%, 1/1/2042	519,750	445,779
Pool # BV7697, 2.50%, 4/1/2042	917,996	784,920
Pool # MA4587, 2.50%, 4/1/2042	426,768	364,905
Pool # MA4632, 3.00%, 6/1/2042	1,109,493	975,474
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	19,575	20,017
Pool # 711215, 5.50%, 6/1/2033	16,522	16,337
Pool # AA1005, 5.00%, 12/1/2033	11,545	11,537
Pool # 725232, 5.00%, 3/1/2034	9,136	9,129
Pool # 725228, 6.00%, 3/1/2034	47,166	48,417
Pool # 790003, 6.00%, 8/1/2034	15,326	15,627
Pool # 735503, 6.00%, 4/1/2035	33,955	34,759
Pool # 190360, 5.00%, 8/1/2035	25,076	25,059
Pool # 904601, 6.00%, 11/1/2036	35,962	37,117
Pool # 888538, 5.50%, 1/1/2037	18,933	19,280
Pool # AB0284, 6.00%, 2/1/2037	34,439	35,544
Pool # AL2627, 5.00%, 7/1/2037	16,552	16,541
Pool # 956965, 6.50%, 12/1/2037	11,752	11,938
Pool # BH7907, 6.50%, 12/1/2037	17,816	18,866
Pool # 961793, 5.00%, 3/1/2038	65,088	65,044
Pool # 985661, 5.50%, 6/1/2038	12,799	12,834
Pool # AU7519, 3.50%, 9/1/2038	9,438	8,693
Pool # AA7402, 4.50%, 6/1/2039	100,511	97,917
Pool # AC2638, 5.00%, 10/1/2039	125,194	125,110
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AL0100, 6.00%, 10/1/2039	48,510	50,067
Pool # AC4886, 5.00%, 11/1/2039	22,698	22,683
Pool # 190399, 5.50%, 11/1/2039	75,112	76,366
Pool # AB1143, 4.50%, 6/1/2040	77,633	75,629
Pool # AD6938, 4.50%, 6/1/2040	115,223	112,248
Pool # AD5479, 5.00%, 6/1/2040	23,075	23,060
Pool # AB1259, 5.00%, 7/1/2040	26,377	26,359
Pool # AB1292, 5.00%, 8/1/2040	13,669	13,579
Pool # AL5437, 5.00%, 8/1/2040	79,148	78,899
Pool # AB1421, 5.00%, 9/1/2040	37,971	37,945
Pool # AE4142, 5.00%, 9/1/2040	31,027	30,677
Pool # AE3857, 5.00%, 10/1/2040	542,378	542,012
Pool # AE8289, 4.00%, 12/1/2040	84,086	79,886
Pool # MA0622, 3.50%, 1/1/2041	29,052	26,756
Pool # AH2312, 5.00%, 1/1/2041	67,734	67,231
Pool # AE0828, 3.50%, 2/1/2041	16,404	14,836
Pool # AH3804, 4.00%, 2/1/2041	18,775	17,837
Pool # MA0639, 4.00%, 2/1/2041	29,212	27,752
Pool # AB2676, 3.50%, 4/1/2041	100,821	92,854
Pool # AL0241, 4.00%, 4/1/2041	58,438	55,518
Pool # AI1887, 4.50%, 5/1/2041	233,553	226,961
Pool # BM3118, 6.00%, 7/1/2041	74,773	77,156
Pool # AJ2293, 4.00%, 9/1/2041	19,194	18,183
Pool # AL0933, 5.00%, 10/1/2041	75,149	74,990
Pool # AW8154, 3.50%, 1/1/2042	19,507	17,966
Pool # AX5318, 4.50%, 1/1/2042	63,999	62,346
Pool # BD4480, 4.50%, 1/1/2042	345,994	337,064
Pool # AL1998, 4.00%, 3/1/2042	93,189	88,532
Pool # AO4134, 3.50%, 6/1/2042	11,832	10,897
Pool # AO8694, 4.50%, 7/1/2042	35,190	33,930
Pool # AP4258, 3.00%, 8/1/2042	80,818	71,550
Pool # AB6632, 3.50%, 10/1/2042	116,126	106,949
Pool # AB6633, 3.50%, 10/1/2042	21,573	19,769
Pool # AL3344, 4.50%, 10/1/2042	127,997	124,692
Pool # AB6828, 3.50%, 11/1/2042	105,638	97,291
Pool # AL3182, 3.50%, 12/1/2042	18,496	17,034
Pool # AQ9316, 2.50%, 1/1/2043	51,927	43,812
Pool # AB7580, 3.00%, 1/1/2043	116,826	103,588
Pool # AQ1104, 3.00%, 1/1/2043	28,079	24,836
Pool # AR0168, 3.00%, 2/1/2043	47,753	42,281
Pool # AB7964, 3.50%, 2/1/2043	64,222	59,164
Pool # AR2271, 3.50%, 2/1/2043	259,853	239,306
Pool # BM4751, 3.50%, 3/1/2043	30,243	27,956
Pool # AB8742, 4.00%, 3/1/2043	13,235	12,574
Pool # AR6770, 4.00%, 3/1/2043	15,748	14,960
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AT2015, 3.00%, 4/1/2043	31,963	28,290
Pool # AT2016, 3.00%, 4/1/2043	481,158	425,869
Pool # AB9194, 3.50%, 5/1/2043	110,245	101,527
Pool # FM4462, 3.50%, 5/1/2043	759,313	699,292
Pool # AU1629, 3.00%, 7/1/2043	74,811	66,207
Pool # BM3785, 3.50%, 7/1/2043	118,571	109,198
Pool # AS0241, 4.00%, 8/1/2043	765,721	722,479
Pool # BM3704, 3.00%, 9/1/2043	32,788	29,023
Pool # AT2612, 3.50%, 9/1/2043	74,411	68,737
Pool # AU4256, 3.50%, 9/1/2043	20,935	19,130
Pool # AU4283, 3.50%, 9/1/2043	17,904	16,489
Pool # AL4062, 4.00%, 9/1/2043	27,279	25,915
Pool # BM4635, 2.50%, 10/1/2043	149,067	125,775
Pool # AS1121, 4.00%, 11/1/2043	27,488	26,114
Pool # AV0022, 4.00%, 11/1/2043	428,929	407,482
Pool # AL7696, 3.00%, 12/1/2043	52,725	46,669
Pool # AV6103, 4.00%, 1/1/2044	158,537	150,745
Pool # BC1737, 4.00%, 1/1/2044	62,684	59,560
Pool # BM5365, 4.00%, 3/1/2044	64,126	60,923
Pool # FM1744, 3.50%, 5/1/2044	29,576	27,238
Pool # AS2700, 4.00%, 6/1/2044	37,182	35,323
Pool # AW6233, 4.50%, 6/1/2044	1,631,175	1,569,254
Pool # AS2947, 4.00%, 7/1/2044	37,112	35,256
Pool # AL9072, 5.00%, 7/1/2044	65,648	66,170
Pool # AL9569, 5.00%, 8/1/2044	97,408	97,563
Pool # AX0152, 4.50%, 9/1/2044	23,046	22,308
Pool # BM4620, 3.00%, 10/1/2044	81,956	72,608
Pool # AS3867, 4.00%, 11/1/2044	9,820	9,324
Pool # FM1746, 3.50%, 1/1/2045	90,460	83,310
Pool # FM0015, 4.00%, 2/1/2045	93,904	89,211
Pool # MA2193, 4.50%, 2/1/2045	11,026	10,673
Pool # FM3414, 4.00%, 3/1/2045	592,828	560,381
Pool # BM3398, 3.50%, 4/1/2045	13,428	12,367
Pool # CA2709, 4.00%, 9/1/2045	1,167,554	1,109,204
Pool # AS5851, 4.50%, 9/1/2045	10,607	10,268
Pool # AS6184, 3.50%, 11/1/2045	125,910	115,052
Pool # BA0315, 3.50%, 11/1/2045	419,495	381,835
Pool # FM1869, 4.00%, 11/1/2045	61,082	57,985
Pool # BM4833, 3.00%, 12/1/2045	532,353	470,737
Pool # FM1708, 3.00%, 12/1/2045	37,642	33,329
Pool # BC0066, 3.50%, 12/1/2045	28,109	25,575
Pool # FM3413, 4.00%, 1/1/2046	74,889	71,145
Pool # FM2323, 4.00%, 2/1/2046	37,763	35,877
Pool # AL9128, 4.50%, 2/1/2046	18,339	17,804
Pool # AS6811, 3.00%, 3/1/2046	27,413	24,168
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM4834, 3.00%, 3/1/2046	27,700	24,520
Pool # FM1782, 4.00%, 3/1/2046	11,769	11,181
Pool # FM2195, 4.00%, 3/1/2046	27,948	26,552
Pool # AS7003, 3.00%, 4/1/2046	34,591	30,367
Pool # AS7198, 4.50%, 5/1/2046	94,454	91,430
Pool # BD0166, 2.50%, 6/1/2046	113,325	95,614
Pool # BM5168, 2.50%, 6/1/2046	23,991	20,242
Pool # BC6105, 3.50%, 6/1/2046	934,050	849,335
Pool # FM1780, 4.00%, 7/1/2046	654,025	621,049
Pool # AS7660, 2.50%, 8/1/2046	218,338	184,152
Pool # MA2730, 2.50%, 8/1/2046	30,574	25,742
Pool # FM3810, 3.00%, 10/1/2046	99,260	87,803
Pool # AL9385, 3.00%, 11/1/2046	48,029	42,091
Pool # MA2806, 3.00%, 11/1/2046	147,688	129,885
Pool # BM3288, 3.50%, 12/1/2046	20,775	18,913
Pool # BM4990, 2.50%, 1/1/2047	11,438	9,651
Pool # FM2807, 3.00%, 1/1/2047	77,346	68,385
Pool # 890856, 3.50%, 1/1/2047	122,063	110,858
Pool # FM3374, 3.50%, 1/1/2047	142,235	130,995
Pool # FM0041, 3.00%, 2/1/2047	581,561	509,781
Pool # BM5955, 4.00%, 2/1/2047	33,548	31,865
Pool # BM5270, 4.50%, 2/1/2047	15,514	15,113
Pool # BM4350, 3.00%, 3/1/2047	735,905	646,520
Pool # MA2920, 3.00%, 3/1/2047	7,343	6,433
Pool # FM3107, 3.50%, 3/1/2047	244,035	222,309
Pool # AS9313, 4.00%, 3/1/2047	15,494	14,576
Pool # FM4735, 3.00%, 4/1/2047	153,141	133,011
Pool # FM6073, 4.00%, 4/1/2047	1,117,212	1,051,431
Pool # AS9480, 4.50%, 4/1/2047	26,743	25,886
Pool # FM1772, 4.50%, 5/1/2047	14,485	14,111
Pool # BD0667, 4.50%, 6/1/2047	387,446	371,954
Pool # AS9937, 3.00%, 7/1/2047	562,793	493,060
Pool # AS9946, 3.50%, 7/1/2047	41,339	37,659
Pool # BM1568, 3.50%, 7/1/2047	63,960	58,921
Pool # BH7375, 3.50%, 8/1/2047	44,403	40,376
Pool # CA0148, 4.50%, 8/1/2047	10,203	9,826
Pool # CA0850, 3.00%, 9/1/2047	32,354	28,325
Pool # MA3147, 3.00%, 10/1/2047	37,951	33,217
Pool # BM2003, 4.00%, 10/1/2047	148,913	140,057
Pool # BH9392, 3.50%, 11/1/2047	12,538	11,395
Pool # CA0681, 3.50%, 11/1/2047	209,539	191,781
Pool # MA3182, 3.50%, 11/1/2047	958,197	870,853
Pool # FM0028, 3.00%, 12/1/2047	44,637	39,476
Pool # MA3209, 3.00%, 12/1/2047	261,994	229,261
Pool # FM1420, 3.50%, 12/1/2047	201,381	183,746
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CA4015, 3.00%, 1/1/2048	8,838	7,732
Pool # BJ6154, 3.50%, 1/1/2048	159,432	144,896
Pool # MA3238, 3.50%, 1/1/2048	46,153	42,002
Pool # BJ5910, 3.50%, 2/1/2048	193,096	178,404
Pool # MA3305, 3.50%, 3/1/2048	737,364	670,153
Pool # FM3494, 2.50%, 4/1/2048	10,721	9,046
Pool # CA2687, 3.00%, 5/1/2048	21,641	18,959
Pool # BM4054, 4.00%, 5/1/2048	90,298	85,117
Pool # MA3425, 3.00%, 6/1/2048	31,416	27,447
Pool # BM4757, 3.50%, 7/1/2048	36,244	33,097
Pool # FM3438, 3.00%, 8/1/2048	648,483	568,391
Pool # BM2007, 4.00%, 9/1/2048	4,046	3,803
Pool # CA2368, 4.00%, 9/1/2048	26,388	24,771
Pool # MA3472, 5.00%, 9/1/2048	8,402	8,293
Pool # CA4655, 3.50%, 10/1/2048	86,391	78,700
Pool # MA3495, 4.00%, 10/1/2048	26,593	24,954
Pool # CA2432, 4.50%, 10/1/2048	49,284	47,557
Pool # FM7895, 3.50%, 11/1/2048	257,019	234,112
Pool # FM1248, 4.50%, 11/1/2048	15,287	14,769
Pool # CA2797, 4.50%, 12/1/2048	580,962	560,612
Pool # FM0030, 3.00%, 2/1/2049	48,360	42,370
Pool # FM6237, 3.50%, 4/1/2049	532,130	484,535
Pool # MA3637, 3.50%, 4/1/2049	16,529	15,022
Pool # MA3638, 4.00%, 4/1/2049	15,556	14,552
Pool # BN5418, 4.50%, 4/1/2049	18,832	18,174
Pool # MA3663, 3.50%, 5/1/2049	947,294	858,081
Pool # MA3664, 4.00%, 5/1/2049	7,767	7,258
Pool # FM4074, 4.50%, 5/1/2049	270,047	260,568
Pool # CA4358, 3.50%, 7/1/2049	16,008	14,528
Pool # MA3692, 3.50%, 7/1/2049	946,778	857,408
Pool # FM1672, 4.50%, 7/1/2049	755,317	735,053
Pool # MA3745, 3.50%, 8/1/2049	76,910	70,257
Pool # MA3746, 4.00%, 8/1/2049	11,636	10,869
Pool # FM1385, 5.00%, 8/1/2049	341,606	339,218
Pool # BO4012, 3.00%, 9/1/2049	107,863	93,808
Pool # FM1449, 3.50%, 9/1/2049	133,306	120,980
Pool # FM4430, 3.50%, 9/1/2049	526,579	478,588
Pool # FM3572, 4.50%, 9/1/2049	73,451	70,896
Pool # MA3803, 3.50%, 10/1/2049	37,383	34,113
Pool # MA3833, 2.50%, 11/1/2049	878,906	736,611
Pool # BK0350, 3.00%, 11/1/2049	802,470	702,447
Pool # MA3834, 3.00%, 11/1/2049	491,420	427,399
Pool # MA3870, 2.50%, 12/1/2049	188,993	158,044
Pool # FM2363, 3.00%, 1/1/2050	1,524,164	1,336,725
Pool # MA3905, 3.00%, 1/1/2050	825,723	716,706
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA5021, 3.50%, 1/1/2050	34,672	31,404
Pool # FM5922, 3.50%, 1/1/2050	349,761	318,316
Pool # MA3906, 3.50%, 1/1/2050	34,407	31,164
Pool # CA5135, 2.50%, 2/1/2050	140,166	117,949
Pool # MA3936, 2.50%, 2/1/2050	138,546	115,858
Pool # MA3937, 3.00%, 2/1/2050	963,630	837,793
Pool # FM2733, 2.50%, 3/1/2050	97,057	81,164
Pool # FM4883, 2.50%, 3/1/2050	1,963,606	1,642,059
Pool # FM4372, 3.50%, 3/1/2050	487,493	443,332
Pool # BP2403, 3.50%, 4/1/2050	253,735	227,810
Pool # BP5001, 2.50%, 5/1/2050	560,160	468,422
Pool # FM3257, 3.00%, 5/1/2050	224,951	198,131
Pool # BK2753, 2.50%, 7/1/2050	885,667	740,600
Pool # MA4078, 2.50%, 7/1/2050	339,634	284,323
Pool # FS2252, 3.00%, 7/1/2050	894,397	784,372
Pool # BP6626, 2.00%, 8/1/2050	2,284,211	1,829,623
Pool # MA4100, 2.00%, 8/1/2050	1,070,614	857,546
Pool # BP9500, 2.50%, 8/1/2050	87,969	73,563
Pool # BQ0723, 3.50%, 8/1/2050	1,273,159	1,148,340
Pool # FM5750, 4.00%, 8/1/2050	315,352	293,965
Pool # MA4119, 2.00%, 9/1/2050	144,457	115,672
Pool # BK3044, 2.50%, 9/1/2050	750,473	627,568
Pool # BP6702, 2.50%, 9/1/2050	566,988	474,025
Pool # FM8260, 4.00%, 9/1/2050	528,400	496,948
Pool # MA4158, 2.00%, 10/1/2050	1,686,833	1,352,430
Pool # MA4159, 2.50%, 10/1/2050	561,607	469,616
Pool # MA4182, 2.00%, 11/1/2050	1,768,500	1,416,550
Pool # CA7603, 2.50%, 11/1/2050	306,013	255,884
Pool # MA4183, 2.50%, 11/1/2050	2,515,245	2,104,330
Pool # CA8005, 1.50%, 12/1/2050	165,862	125,461
Pool # CA8222, 1.50%, 12/1/2050	1,426,968	1,079,363
Pool # MA4209, 1.50%, 12/1/2050	1,255,262	947,410
Pool # BQ5160, 2.00%, 12/1/2050	2,575,622	2,059,077
Pool # FM5849, 2.00%, 12/1/2050	880,639	701,551
Pool # MA4208, 2.00%, 12/1/2050	454,722	364,089
Pool # BR2807, 2.50%, 12/1/2050	1,270,979	1,062,706
Pool # MA4210, 2.50%, 12/1/2050	1,405,110	1,177,954
Pool # FM5597, 2.00%, 1/1/2051	217,684	174,058
Pool # FM6241, 2.00%, 1/1/2051	3,656,555	2,922,907
Pool # FM5854, 2.50%, 1/1/2051	173,159	144,783
Pool # MA4254, 1.50%, 2/1/2051	335,466	253,762
Pool # CA9190, 2.00%, 2/1/2051	828,207	661,933
Pool # FM6037, 2.00%, 2/1/2051	1,738,850	1,396,868
Pool # FM6126, 2.00%, 2/1/2051	211,790	169,394
Pool # MA4255, 2.00%, 2/1/2051	4,577,215	3,659,217
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BR3515, 2.50%, 2/1/2051	162,023	135,459
Pool # FM6244, 2.00%, 3/1/2051	803,498	642,922
Pool # MA4281, 2.00%, 3/1/2051	251,496	201,033
Pool # FM6523, 2.50%, 3/1/2051	288,539	240,689
Pool # FM6764, 2.50%, 3/1/2051	837,610	694,580
Pool # FM6537, 2.00%, 4/1/2051	2,813,612	2,277,334
Pool # MA4306, 2.50%, 4/1/2051	243,573	202,604
Pool # FM7099, 3.00%, 4/1/2051	771,897	676,106
Pool # MA4343, 1.50%, 5/1/2051	392,104	296,487
Pool # MA4325, 2.00%, 5/1/2051	2,268,029	1,806,614
Pool # FM7066, 2.50%, 5/1/2051	776,414	659,324
Pool # MA4326, 2.50%, 5/1/2051	1,645,341	1,371,462
Pool # MA4354, 1.50%, 6/1/2051	2,510,176	1,896,861
Pool # MA4355, 2.00%, 6/1/2051	426,717	341,062
Pool # CB0727, 2.50%, 6/1/2051	1,403,417	1,169,298
Pool # FM7418, 2.50%, 6/1/2051	868,773	725,551
Pool # MA4356, 2.50%, 6/1/2051	4,354,992	3,627,836
Pool # MA4377, 1.50%, 7/1/2051	1,465,079	1,106,007
Pool # FM8194, 2.00%, 7/1/2051	360,434	288,038
Pool # MA4378, 2.00%, 7/1/2051	2,070,424	1,653,242
Pool # CB1027, 2.50%, 7/1/2051	262,042	217,721
Pool # MA4379, 2.50%, 7/1/2051	3,978,216	3,311,782
Pool # CB1150, 3.00%, 7/1/2051	484,832	418,012
Pool # MA4380, 3.00%, 7/1/2051	213,968	184,786
Pool # FM8278, 3.50%, 7/1/2051	381,280	342,023
Pool # BT9030, 2.00%, 8/1/2051	181,907	145,310
Pool # MA4398, 2.00%, 8/1/2051	2,085,675	1,664,903
Pool # BR2236, 2.50%, 8/1/2051	259,209	215,376
Pool # BR2237, 2.50%, 8/1/2051	509,021	423,223
Pool # BR2258, 2.50%, 8/1/2051	166,656	138,735
Pool # CB1276, 2.50%, 8/1/2051	741,069	615,728
Pool # MA4399, 2.50%, 8/1/2051	2,374,155	1,974,443
Pool # MA4401, 3.50%, 8/1/2051	128,231	114,940
Pool # BT0240, 2.00%, 9/1/2051	177,101	141,229
Pool # FM8730, 2.00%, 9/1/2051	967,109	770,100
Pool # MA4413, 2.00%, 9/1/2051	752,739	601,428
Pool # MA4414, 2.50%, 9/1/2051	2,151,907	1,789,078
Pool # MA4436, 1.50%, 10/1/2051	977,859	738,325
Pool # MA4437, 2.00%, 10/1/2051	1,246,937	994,675
Pool # MA4438, 2.50%, 10/1/2051	513,919	426,735
Pool # CB1917, 3.00%, 10/1/2051	1,878,946	1,628,512
Pool # MA4464, 1.50%, 11/1/2051	550,714	415,640
Pool # MA4465, 2.00%, 11/1/2051	1,745,174	1,391,359
Pool # MA4492, 2.00%, 12/1/2051	3,156,721	2,516,287
Pool # FM9868, 2.50%, 12/1/2051	533,595	446,629
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM9870, 2.50%, 12/1/2051	538,173	448,633
Pool # MA4493, 2.50%, 12/1/2051	885,358	734,604
Pool # MA4511, 2.00%, 1/1/2052	1,798,886	1,433,364
Pool # MA4512, 2.50%, 1/1/2052	943,559	782,696
Pool # MA4513, 3.00%, 1/1/2052	2,386,865	2,065,781
Pool # CB2850, 2.00%, 2/1/2052	235,268	187,337
Pool # FS2040, 2.00%, 2/1/2052	744,958	594,033
Pool # MA4547, 2.00%, 2/1/2052	4,166,625	3,321,168
Pool # FS3091, 2.50%, 2/1/2052	951,550	793,635
Pool # MA4548, 2.50%, 2/1/2052	953,627	790,192
Pool # BV4248, 2.00%, 3/1/2052	933,383	749,525
Pool # MA4562, 2.00%, 3/1/2052	3,409,915	2,716,791
Pool # FS2099, 1.50%, 4/1/2052	187,203	141,348
Pool # MA4577, 2.00%, 4/1/2052	1,508,234	1,201,725
Pool # MA4578, 2.50%, 4/1/2052	4,492,585	3,725,344
Pool # FS1538, 3.00%, 4/1/2052	480,235	414,142
Pool # MA4579, 3.00%, 4/1/2052	1,042,964	898,679
Pool # MA4598, 2.50%, 5/1/2052	1,596,125	1,322,744
Pool # MA4599, 3.00%, 5/1/2052	487,582	420,419
Pool # CB3608, 3.50%, 5/1/2052	188,343	168,470
Pool # MA4600, 3.50%, 5/1/2052	2,198,204	1,966,237
Pool # CB4209, 3.50%, 7/1/2052	947,276	846,710
Pool # MA4654, 3.50%, 7/1/2052	472,493	422,449
Pool # MA4743, 2.50%, 8/1/2052	1,693,385	1,403,432
Pool # MA4698, 3.00%, 8/1/2052	3,829,880	3,300,846
Pool # MA4699, 3.50%, 8/1/2052	1,957,608	1,750,301
Pool # MA4700, 4.00%, 8/1/2052	2,893,000	2,670,229
Pool # MA4701, 4.50%, 8/1/2052	968,660	918,507
Pool # FS2619, 5.00%, 8/1/2052	945,239	917,207
Pool # MA4732, 4.00%, 9/1/2052	484,803	447,571
Pool # MA4733, 4.50%, 9/1/2052	1,455,177	1,379,795
Pool # MA4761, 5.00%, 9/1/2052	964,247	935,427
Pool # MA4783, 4.00%, 10/1/2052	977,449	902,282
Pool # MA4784, 4.50%, 10/1/2052	1,942,524	1,841,847
Pool # MA4803, 3.50%, 11/1/2052	982,212	878,071
Pool # MA4805, 4.50%, 11/1/2052	5,924,062	5,616,885
Pool # MA4838, 3.50%, 12/1/2052	1,936,969	1,731,596
Pool # MA4839, 4.00%, 12/1/2052	3,404,971	3,142,974
Pool # MA4840, 4.50%, 12/1/2052	961,723	911,862
Pool # FS3455, 5.00%, 12/1/2052	954,499	931,239
Pool # MA4866, 4.00%, 1/1/2053	972,629	897,787
Pool # MA4868, 5.00%, 1/1/2053	773,419	750,143
Pool # MA4869, 5.50%, 1/1/2053	1,451,331	1,432,708
Pool # MA4894, 6.00%, 1/1/2053	931,424	933,868
Pool # MA4933, 3.50%, 2/1/2053	1,273,670	1,138,623
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4918, 5.00%, 2/1/2053	4,815,976	4,670,891
Pool # CB5600, 5.50%, 2/1/2053	971,667	962,385
Pool # MA4919, 5.50%, 2/1/2053	5,748,900	5,678,415
Pool # CB5704, 6.00%, 2/1/2053	2,388,052	2,414,959
Pool # MA4920, 6.00%, 2/1/2053	2,555,815	2,562,376
Pool # MA4962, 4.00%, 3/1/2053	1,959,148	1,808,390
Pool # MA4943, 6.50%, 3/1/2053	1,065,181	1,082,166
Pool # MA4964, 7.00%, 3/1/2053	441,021	453,133
Pool # MA4978, 5.00%, 4/1/2053	972,168	942,643
Pool # MA4979, 5.50%, 4/1/2053	961,489	949,151
Pool # MA5009, 5.00%, 5/1/2053	2,450,230	2,376,130
Pool # MA5038, 5.00%, 6/1/2053	1,962,988	1,903,370
Pool # FS4932, 6.00%, 6/1/2053	986,354	990,462
Pool # MA5070, 4.50%, 7/1/2053	989,475	938,193
Pool # MA5072, 5.50%, 7/1/2053	1,947,798	1,922,872
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 9/25/2038 (a)	5,252,000	4,479,345
TBA, 2.00%, 9/25/2038 (a)	12,703,000	11,127,939
TBA, 2.50%, 9/25/2038 (a)	4,514,000	4,059,250
TBA, 3.00%, 9/25/2038 (a)	1,449,000	1,338,853
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 9/25/2053 (a)	2,627,000	1,980,820
TBA, 2.00%, 9/25/2053 (a)	31,395,000	24,997,042
TBA, 2.50%, 9/25/2053 (a)	30,580,000	25,331,230
TBA, 3.00%, 9/25/2053 (a)	22,617,000	19,485,076
TBA, 3.50%, 9/25/2053 (a)	16,585,000	14,823,492
TBA, 4.00%, 9/25/2053 (a)	16,697,000	15,410,809
TBA, 4.50%, 9/25/2053 (a)	5,685,000	5,390,091
TBA, 5.00%, 9/25/2053 (a)	1,240,000	1,202,340
TBA, 5.50%, 9/25/2053 (a)	24,000	23,696
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	15,988	16,063
Pool # 726769, 5.00%, 9/15/2039	12,803	12,589
Pool # 721340, 5.00%, 12/15/2039	46,078	45,282
Pool # 754439, 3.50%, 12/15/2041	98,169	91,071
Pool # 711674, 3.00%, 9/15/2042	43,948	39,569
Pool # 783748, 3.50%, 4/15/2043	60,731	56,363
Pool # 784660, 4.00%, 4/15/2043	5,231	4,980
Pool # AC2224, 3.50%, 6/15/2043	41,206	38,214
Pool # 785088, 3.50%, 7/15/2043	51,901	47,882
Pool # AJ4151, 4.00%, 9/15/2044	187,629	178,158
Pool # AL9314, 3.00%, 3/15/2045	37,436	33,150
Pool # 784664, 4.00%, 4/15/2045	20,047	19,085
Pool # AO0544, 3.00%, 8/15/2045	21,603	19,129
Pool # 627030, 3.00%, 12/15/2045	21,602	19,128
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 784429, 3.00%, 8/15/2046	74,560	67,045
Pool # 784652, 4.00%, 11/15/2047	418,041	398,046
Pool # 784766, 3.50%, 3/15/2048	479,562	440,603
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	44,061	42,028
Pool # MA4625, 3.50%, 8/20/2032	19,499	18,460
Pool # MA6906, 2.50%, 10/20/2035	340,561	305,683
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	44,327	40,281
Pool # 3459, 5.50%, 10/20/2033	42,402	42,964
Pool # AQ5932, 3.50%, 1/20/2036	67,669	61,453
Pool # 4222, 6.00%, 8/20/2038	8,060	8,405
Pool # 709148, 4.50%, 2/20/2039	27,851	26,696
Pool # 4446, 4.50%, 5/20/2039	2,469	2,417
Pool # 4467, 4.00%, 6/20/2039	11,358	10,863
Pool # 4468, 4.50%, 6/20/2039	2,190	2,144
Pool # 4494, 4.00%, 7/20/2039	12,508	11,963
Pool # 4495, 4.50%, 7/20/2039	9,524	9,323
Pool # 4519, 4.50%, 8/20/2039	3,519	3,445
Pool # 4558, 4.50%, 10/20/2039	2,995	2,931
Pool # 4576, 4.00%, 11/20/2039	5,600	5,358
Pool # 4598, 4.50%, 12/20/2039	5,907	5,780
Pool # 4617, 4.50%, 1/20/2040	3,198	3,129
Pool # 4636, 4.50%, 2/20/2040	4,591	4,492
Pool # 4656, 4.00%, 3/20/2040	9,362	8,955
Pool # 4677, 4.00%, 4/20/2040	25,205	24,105
Pool # 4678, 4.50%, 4/20/2040	1,115	1,091
Pool # 4695, 4.00%, 5/20/2040	2,796	2,674
Pool # 4696, 4.50%, 5/20/2040	1,116	1,092
Pool # 4712, 4.00%, 6/20/2040	4,255	4,069
Pool # 4800, 4.00%, 9/20/2040	4,449	4,255
Pool # 737727, 4.00%, 12/20/2040	39,620	37,648
Pool # 4945, 4.00%, 2/20/2041	9,538	9,123
Pool # 759342, 4.50%, 2/20/2041	202,385	195,633
Pool # 4950, 5.50%, 2/20/2041	17,775	18,208
Pool # 4976, 3.50%, 3/20/2041	11,297	10,453
Pool # 4977, 4.00%, 3/20/2041	17,524	16,760
Pool # 5016, 4.00%, 4/20/2041	6,797	6,500
Pool # 5054, 4.00%, 5/20/2041	10,701	10,234
Pool # 5114, 4.00%, 7/20/2041	1,405	1,344
Pool # 779497, 3.50%, 10/20/2041	7,564	6,914
Pool # 5233, 4.00%, 11/20/2041	1,728	1,652
Pool # 5258, 3.50%, 12/20/2041	105,143	97,312
Pool # 5259, 4.00%, 12/20/2041	6,631	6,338
Pool # 5279, 3.50%, 1/20/2042	19,553	18,098
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 5330, 3.00%, 3/20/2042	13,035	11,694
Pool # 754406, 3.50%, 5/20/2042	50,650	46,200
Pool # MA0220, 3.50%, 7/20/2042	8,203	7,599
Pool # MA0318, 3.50%, 8/20/2042	114,674	106,236
Pool # MA0391, 3.00%, 9/20/2042	478,008	429,456
Pool # 796468, 4.00%, 9/20/2042	17,729	16,955
Pool # AA6040, 3.00%, 1/20/2043	88,782	78,278
Pool # AD1584, 3.00%, 1/20/2043	114,606	100,764
Pool # AD2125, 3.50%, 1/20/2043	78,844	73,418
Pool # AA6054, 3.00%, 2/20/2043	172,484	152,424
Pool # AD1744, 3.00%, 2/20/2043	14,619	13,211
Pool # 783755, 3.00%, 4/20/2043	115,448	103,901
Pool # 783976, 3.50%, 4/20/2043	19,055	17,454
Pool # MA1012, 3.50%, 5/20/2043	97,877	90,886
Pool # MA1157, 3.50%, 7/20/2043	19,386	17,976
Pool # MA1284, 3.00%, 9/20/2043	15,439	13,893
Pool # 785065, 3.50%, 10/20/2043	200,519	182,063
Pool # MA1376, 4.00%, 10/20/2043	90,862	86,490
Pool # AI7106, 4.00%, 6/20/2044	29,470	27,957
Pool # 784026, 3.50%, 12/20/2044	177,429	164,325
Pool # MA2678, 3.50%, 3/20/2045	119,793	110,484
Pool # MA2679, 4.00%, 3/20/2045	41,723	39,688
Pool # MA2753, 3.00%, 4/20/2045	61,455	55,135
Pool # 626942, 3.00%, 5/20/2045	140,943	122,169
Pool # MA2825, 3.00%, 5/20/2045	155,152	139,205
Pool # MA2829, 5.00%, 5/20/2045	22,217	22,315
Pool # 784800, 3.00%, 6/20/2045	30,602	26,953
Pool # AM9881, 3.00%, 6/20/2045	14,546	12,824
Pool # MA3247, 5.00%, 11/20/2045	20,532	20,575
Pool # AO9442, 3.50%, 12/20/2045	18,222	16,797
Pool # 784119, 3.00%, 2/20/2046	134,645	120,832
Pool # MA3458, 5.50%, 2/20/2046	28,723	29,424
Pool # MA3520, 3.00%, 3/20/2046	363,310	324,626
Pool # MA3735, 3.00%, 6/20/2046	248,787	222,591
Pool # AT7138, 3.50%, 6/20/2046	260,464	236,945
Pool # MA3935, 2.50%, 9/20/2046	66,350	57,431
Pool # 784768, 3.00%, 9/20/2046	71,440	63,844
Pool # AT8215, 3.00%, 9/20/2046	21,229	18,785
Pool # MA4002, 2.50%, 10/20/2046	360,647	311,333
Pool # AW0199, 3.00%, 10/20/2046	49,223	43,500
Pool # MA4068, 3.00%, 11/20/2046	10,542	9,416
Pool # MA4072, 5.00%, 11/20/2046	22,845	22,990
Pool # MA4125, 2.50%, 12/20/2046	333,243	287,239
Pool # MA4126, 3.00%, 12/20/2046	49,577	44,321
Pool # MA4260, 2.50%, 2/20/2047	57,808	49,941
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AZ3119, 3.50%, 3/20/2047	29,825	27,077
Pool # AZ7084, 3.50%, 4/20/2047	80,645	73,762
Pool # MA4511, 4.00%, 6/20/2047	152,902	144,853
Pool # BA5041, 5.00%, 6/20/2047	94,982	93,659
Pool # MA4584, 2.50%, 7/20/2047	81,485	70,530
Pool # MA4718, 3.00%, 9/20/2047	6,786	6,043
Pool # MA4721, 4.50%, 9/20/2047	28,642	27,777
Pool # MA4836, 3.00%, 11/20/2047	329,834	293,875
Pool # BC2742, 3.50%, 11/20/2047	633,210	572,517
Pool # BD6940, 3.50%, 12/20/2047	145	129
Pool # MA4900, 3.50%, 12/20/2047	80,275	74,006
Pool # MA5019, 3.50%, 2/20/2048	208,678	191,870
Pool # MA5077, 3.50%, 3/20/2048	31,009	28,484
Pool # MA5138, 4.50%, 4/20/2048	12,166	11,757
Pool # 785033, 3.50%, 5/20/2048	201,668	190,082
Pool # MA5194, 5.00%, 5/20/2048	74,779	73,872
Pool # MA5329, 3.50%, 7/20/2048	7,451	6,843
Pool # MA5468, 5.00%, 9/20/2048	5,783	5,701
Pool # MA5527, 3.50%, 10/20/2048	27,508	25,286
Pool # MA5595, 4.00%, 11/20/2048	34,187	32,257
Pool # BJ6759, 4.50%, 11/20/2048	257,268	246,615
Pool # MA5650, 3.50%, 12/20/2048	11,326	10,424
Pool # MA5651, 4.00%, 12/20/2048	163,301	153,958
Pool # MA5709, 3.50%, 1/20/2049	78,528	72,343
Pool # BI6473, 4.00%, 1/20/2049	702,256	670,347
Pool # BJ9901, 3.00%, 2/20/2049	55,202	48,630
Pool # MA5930, 3.50%, 5/20/2049	10,034	9,204
Pool # MA5983, 2.50%, 6/20/2049	114,367	98,994
Pool # MA5985, 3.50%, 6/20/2049	40,271	36,937
Pool # MA5987, 4.50%, 6/20/2049	35,492	34,119
Pool # MA5988, 5.00%, 6/20/2049	6,519	6,420
Pool # MA6039, 3.50%, 7/20/2049	67,595	61,997
Pool # BM5450, 4.50%, 7/20/2049	72,663	69,455
Pool # MA6220, 4.00%, 10/20/2049	175,409	164,194
Pool # BR4627, 3.00%, 11/20/2049	478,115	422,070
Pool # MA6283, 3.00%, 11/20/2049	486,433	431,916
Pool # 785067, 3.50%, 12/20/2049	387,123	343,785
Pool # MA6478, 5.00%, 2/20/2050	22,978	22,716
Pool # MA6542, 3.50%, 3/20/2050	223,367	206,355
Pool # MA6545, 5.00%, 3/20/2050	26,253	25,959
Pool # BV1348, 2.50%, 6/20/2050	47,909	39,285
Pool # MA6709, 2.50%, 6/20/2050	669,303	572,597
Pool # MA6818, 2.00%, 8/20/2050	1,257,579	1,041,936
Pool # BY8818, 2.00%, 10/20/2050	482,376	395,404
Pool # 785401, 2.50%, 10/20/2050	721,899	601,229
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA6994, 2.00%, 11/20/2050	1,382,948	1,144,935
Pool # BY8832, 2.50%, 11/20/2050	439,199	364,945
Pool # MA7051, 2.00%, 12/20/2050	2,145,680	1,778,700
Pool # CA4485, 2.50%, 12/20/2050	538,539	446,099
Pool # MA7052, 2.50%, 12/20/2050	877,961	748,599
Pool # MA7055, 4.00%, 12/20/2050	225,136	212,048
Pool # MA7135, 2.00%, 1/20/2051	2,454,664	2,028,748
Pool # MA7254, 2.00%, 3/20/2051	1,063,653	880,572
Pool # MA7311, 2.00%, 4/20/2051	2,518,868	2,082,184
Pool # 785449, 3.00%, 4/20/2051	282,832	249,372
Pool # MA7367, 2.50%, 5/20/2051	1,445,155	1,231,103
Pool # MA7368, 3.00%, 5/20/2051	441,433	390,164
Pool # MA7417, 2.00%, 6/20/2051	2,921,347	2,415,835
Pool # MA7418, 2.50%, 6/20/2051	1,594,515	1,357,400
Pool # MA7420, 3.50%, 6/20/2051	399,752	364,322
Pool # MA7471, 2.00%, 7/20/2051	2,385,733	1,971,437
Pool # MA7472, 2.50%, 7/20/2051	769,275	654,978
Pool # MA7473, 3.00%, 7/20/2051	481,227	425,025
Pool # MA7533, 2.00%, 8/20/2051	994,623	821,551
Pool # MA7588, 2.00%, 9/20/2051	1,013,886	837,115
Pool # MA7589, 2.50%, 9/20/2051	418,881	356,612
Pool # MA7766, 2.00%, 12/20/2051	2,213,721	1,828,179
Pool # MA7826, 2.00%, 1/20/2052	1,416,359	1,169,529
Pool # 785881, 2.50%, 1/20/2052	1,985,115	1,644,552
Pool # 785945, 3.00%, 2/20/2052	904,593	797,614
Pool # 786017, 3.00%, 3/20/2052	923,746	814,942
Pool # MA7937, 3.00%, 3/20/2052	898,582	790,573
Pool # MA7986, 2.00%, 4/20/2052	1,100,075	907,469
Pool # MA7987, 2.50%, 4/20/2052	1,907,097	1,622,502
Pool # MA7988, 3.00%, 4/20/2052	916,663	806,840
Pool # MA8043, 3.00%, 5/20/2052	2,369,697	2,083,231
Pool # MA8098, 3.00%, 6/20/2052	484,662	426,049
Pool # MA8267, 4.00%, 9/20/2052	1,154,953	1,075,894
Pool # MA8269, 5.00%, 9/20/2052	617,551	601,491
Pool # MA8270, 5.50%, 9/20/2052	923,507	914,221
Pool # MA8492, 6.00%, 12/20/2052	1,446,771	1,452,243
Pool # MA8493, 6.50%, 12/20/2052	383,086	388,068
Pool # MA8573, 7.00%, 1/20/2053	972,189	993,091
Pool # MA8800, 5.00%, 4/20/2053	2,475,166	2,408,724
Pool # 786633, 6.00%, 4/20/2053	1,983,320	1,996,150
Pool # MA8946, 4.50%, 6/20/2053	498,113	474,639
Pool # MA8947, 5.00%, 6/20/2053	1,992,128	1,938,653
Pool # MA8948, 5.50%, 6/20/2053	2,488,405	2,463,257
Pool # MA9017, 5.50%, 7/20/2053	2,744,600	2,716,878
Pool # MA9018, 6.00%, 7/20/2053	748,625	751,457
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9019, 6.50%, 7/20/2053	748,847	758,881
GNMA II, Single Family, 30 Year
TBA, 2.00%, 9/15/2053 (a)	7,926,000	6,537,092
TBA, 2.50%, 9/15/2053 (a)	8,844,000	7,523,618
TBA, 3.00%, 9/15/2053 (a)	6,700,000	5,890,504
TBA, 3.50%, 9/15/2053 (a)	5,000,000	4,540,039
TBA, 4.00%, 9/15/2053 (a)	3,059,000	2,850,128
TBA, 4.50%, 9/15/2053 (a)	2,200,000	2,096,531
TBA, 5.00%, 9/15/2053 (a)	1,250,000	1,216,333
Total Mortgage-Backed Securities (Cost $581,892,866)		533,947,584
Corporate Bonds — 24.7%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.25%, 3/1/2028	2,439,000	2,221,879
5.15%, 5/1/2030	782,000	769,156
3.60%, 5/1/2034	685,000	580,381
3.55%, 3/1/2038	50,000	38,336
3.90%, 5/1/2049	47,000	35,169
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	70,000	59,371
L3Harris Technologies, Inc. 4.85%, 4/27/2035	166,000	156,488
Lockheed Martin Corp.
5.10%, 11/15/2027	403,000	407,353
1.85%, 6/15/2030	811,000	672,452
3.60%, 3/1/2035	3,233,000	2,844,657
4.50%, 5/15/2036	357,000	338,747
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	28,839
4.70%, 3/15/2033	150,000	145,220
5.25%, 5/1/2050	272,000	266,615
Precision Castparts Corp. 4.38%, 6/15/2045	82,000	71,029
RTX Corp.
5.00%, 2/27/2026	163,000	162,250
1.90%, 9/1/2031	1,100,000	861,117
2.38%, 3/15/2032	350,000	281,379
4.35%, 4/15/2047	237,000	199,300
3.03%, 3/15/2052	961,000	630,105
		10,769,843
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	477,670
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — continued
FedEx Corp.
4.90%, 1/15/2034	30,000	28,995
3.90%, 2/1/2035	20,000	17,393
3.25%, 5/15/2041	30,000	21,815
3.88%, 8/1/2042	992,000	789,250
4.05%, 2/15/2048	286,000	222,758
United Parcel Service, Inc.
2.20%, 9/1/2024	17,000	16,467
4.88%, 3/3/2033	50,000	49,888
3.75%, 11/15/2047	300,000	242,177
3.40%, 9/1/2049	465,000	354,048
		2,220,461
Automobile Components — 0.0% ^
Aptiv plc
3.25%, 3/1/2032	149,000	126,217
3.10%, 12/1/2051	238,000	144,889
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	45,308
Lear Corp. 5.25%, 5/15/2049	85,000	73,934
Magna International, Inc. (Canada) 4.15%, 10/1/2025	300,000	291,517
		681,865
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	30,000	28,999
5.00%, 4/1/2035	707,000	631,461
5.15%, 4/1/2038	400,000	348,554
5.20%, 4/1/2045	110,000	90,335
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	185,388
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	72,000	65,576
		1,350,313
Banks — 4.0%
Australia & New Zealand Banking Group Ltd. (Australia) 5.38%, 7/3/2025	445,000	445,238
Bank of America Corp.
4.00%, 1/22/2025	163,000	158,938
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	379,000	358,744
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	632,000	607,364
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	67,000	63,196
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.50%, 4/19/2026	1,846,000	1,756,520
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	430,000	395,600
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	30,000	29,439
4.25%, 10/22/2026	648,000	621,726
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	1,168,000	1,058,563
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	30,000	29,606
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	30,000	26,846
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	1,060,000	958,889
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	26,000	23,829
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	1,939,000	1,653,142
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	250,000	230,095
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	275,000	228,544
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	198,000	155,105
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	2,500,000	2,049,459
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	50,000	40,866
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	50,000	46,301
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	1,634,000	1,242,082
(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	319,000	238,788
5.00%, 1/21/2044	2,305,000	2,191,847
(3-MONTH CME TERM SOFR + 2.25%), 4.44%, 1/20/2048 (b)	57,000	48,621
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (b)	1,536,000	1,207,094
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	100,000	80,343
Bank of Montreal (Canada)
1.50%, 1/10/2025	1,108,000	1,048,335
1.85%, 5/1/2025	235,000	220,777
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	710,000	637,198
5.20%, 2/1/2028	150,000	148,788
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b) (c)	138,000	121,874
Bank of Nova Scotia (The) (Canada)
1.45%, 1/10/2025	150,000	141,865
2.20%, 2/3/2025	30,000	28,583
5.45%, 6/12/2025	30,000	29,846
1.30%, 9/15/2026	250,000	221,393
1.95%, 2/2/2027	50,000	44,712
2.15%, 8/1/2031	234,000	186,070
Barclays plc (United Kingdom)
4.84%, 5/9/2028	2,001,000	1,852,878
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	454,000	353,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (b)	754,000	722,737
Canadian Imperial Bank of Commerce (Canada)
5.14%, 4/28/2025	30,000	29,757
5.00%, 4/28/2028	30,000	29,384
Citigroup, Inc.
3.75%, 6/16/2024	315,000	310,355
4.40%, 6/10/2025	97,000	94,583
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	350,000	334,955
3.40%, 5/1/2026	25,000	23,658
4.30%, 11/20/2026	650,000	623,679
4.45%, 9/29/2027	25,000	23,898
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	25,000	22,957
4.13%, 7/25/2028	471,000	439,296
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	720,000	619,053
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	1,059,000	983,141
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,213,000	1,001,774
6.63%, 6/15/2032	77,000	80,237
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	2,951,000	2,337,228
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	50,000	41,185
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250,000	237,792
6.00%, 10/31/2033	10,000	10,065
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	1,500,000	1,563,272
5.30%, 5/6/2044	95,000	86,656
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	250,715
Fifth Third Bancorp
2.38%, 1/28/2025	673,000	640,218
(SOFR + 2.34%), 6.34%, 7/27/2029 (b)	30,000	30,353
Fifth Third Bank NA 3.85%, 3/15/2026	200,000	186,550
First Citizens BancShares, Inc. (3-MONTH CME TERM SOFR + 2.47%), 3.38%, 3/15/2030 (b)	966,000	889,378
First-Citizens Bank & Trust Co. (3-MONTH CME TERM SOFR + 1.72%), 2.97%, 9/27/2025 (b)	454,000	433,933
Goldman Sachs Capital I 6.35%, 2/15/2034	247,000	248,354
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	651,000	606,306
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	267,000	248,849
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	928,000	934,227
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (b)	1,026,000	968,497
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	3,103,000	2,558,751
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	1,183,000	938,069
6.50%, 5/2/2036	185,000	187,708
HSBC USA, Inc. 5.63%, 3/17/2025	2,178,000	2,172,281
Huntington National Bank (The) (SOFRINDX + 1.65%), 4.55%, 5/17/2028 (b)	469,000	443,821
ING Groep NV (Netherlands) 3.95%, 3/29/2027	500,000	474,328
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	141,000	121,522
Korea Development Bank (The) (South Korea)
1.00%, 9/9/2026	646,000	568,631
1.38%, 4/25/2027	637,000	561,733
Kreditanstalt fuer Wiederaufbau (Germany)
1.38%, 8/5/2024	10,000	9,639
2.50%, 11/20/2024	54,000	52,211
2.00%, 5/2/2025	160,000	152,230
0.63%, 1/22/2026	80,000	72,616
1.00%, 10/1/2026 (d)	468,000	420,564
3.00%, 5/20/2027	55,000	52,215
1.75%, 9/14/2029	321,000	278,665
0.75%, 9/30/2030	747,000	588,203
Zero Coupon, 4/18/2036	1,088,000	627,509
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Zero Coupon, 6/29/2037	1,405,000	767,313
Landwirtschaftliche Rentenbank (Germany)
2.00%, 1/13/2025	45,000	43,078
2.38%, 6/10/2025	70,000	66,795
0.88%, 3/30/2026	386,000	350,205
1.75%, 7/27/2026	399,000	367,658
Lloyds Banking Group plc (United Kingdom) 4.45%, 5/8/2025	1,000,000	975,739
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	1,003,000	912,516
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	200,000	198,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	200,000	188,682
3.75%, 7/18/2039	1,542,000	1,272,334
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	508,000	478,933
National Australia Bank Ltd. (Australia) 2.50%, 7/12/2026	315,000	292,676
National Bank of Canada (Canada) Series FXD, 0.75%, 8/6/2024	250,000	238,441
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	716,000	645,770
Oesterreichische Kontrollbank AG (Austria)
0.50%, 9/16/2024	16,000	15,200
1.50%, 2/12/2025	123,000	116,579
0.38%, 9/17/2025	84,000	76,660
4.63%, 11/3/2025	100,000	99,418
0.50%, 2/2/2026	630,000	568,438
PNC Bank NA 3.10%, 10/25/2027	629,000	573,979
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (b)	50,000	47,398
Royal Bank of Canada (Canada)
0.65%, 7/29/2024	150,000	143,287
0.75%, 10/7/2024	150,000	142,175
3.38%, 4/14/2025	105,000	101,574
6.00%, 11/1/2027	452,000	462,544
5.00%, 2/1/2033	150,000	145,395
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	1,177,000	1,067,246
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,015,537
3.78%, 3/9/2026	332,000	317,909
2.63%, 7/14/2026	150,000	138,402
3.01%, 10/19/2026	141,000	130,678
3.45%, 1/11/2027	644,000	602,783
Toronto-Dominion Bank (The) (Canada)
0.70%, 9/10/2024	100,000	95,096
Series FXD, 1.45%, 1/10/2025	50,000	47,380
0.75%, 9/11/2025	126,000	114,897
0.75%, 1/6/2026	2,426,000	2,178,454
5.10%, 1/9/2026	30,000	29,756
4.11%, 6/8/2027	30,000	28,638
3.20%, 3/10/2032	100,000	85,075
Truist Bank 2.15%, 12/6/2024	1,400,000	1,336,605
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	1,109,000	989,269
1.13%, 8/3/2027	2,636,000	2,228,646
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	96,000	80,133
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (b)	10,000	8,922
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	626,000	497,562
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	50,000	45,560
Wells Fargo & Co.
3.55%, 9/29/2025	79,000	75,792
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (b)	483,000	463,364
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	282,000	266,668
3.00%, 4/22/2026	1,019,000	954,441
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	488,000	458,987
4.10%, 6/3/2026	30,000	28,767
3.00%, 10/23/2026	30,000	27,780
4.30%, 7/22/2027	2,352,000	2,252,205
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	110,000	102,102
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,351,000	2,090,877
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	2,626,000	2,246,592
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	58,000	57,245
5.95%, 12/15/2036	7,000	6,837
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	285,000	204,033
3.90%, 5/1/2045	1,174,000	918,745
4.75%, 12/7/2046	616,000	511,086
Westpac Banking Corp. (Australia)
1.15%, 6/3/2026	357,000	320,858
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b) (c)	545,000	514,754
4.42%, 7/24/2039 (c)	409,000	329,190
		79,476,526
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	79,000	75,604
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	17,000	16,304
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	1,186,000	1,141,895
4.90%, 1/23/2031	330,000	331,077
4.95%, 1/15/2042	146,000	139,136
5.55%, 1/23/2049	50,000	51,198
4.50%, 6/1/2050	10,000	8,902
4.75%, 4/15/2058	1,421,000	1,271,301
Coca-Cola Co. (The)
1.75%, 9/6/2024	213,000	205,331
1.45%, 6/1/2027	340,000	303,576
1.50%, 3/5/2028 (d)	224,000	196,253
2.50%, 6/1/2040	713,000	514,072
2.88%, 5/5/2041	10,000	7,554
3.00%, 3/5/2051	641,000	462,263
2.75%, 6/1/2060	40,000	25,952
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	50,000	48,365
Constellation Brands, Inc. 3.60%, 2/15/2028	884,000	824,443
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	200,000	184,658
2.13%, 4/29/2032	700,000	562,706
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	250,000	239,125
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
3.20%, 5/1/2030	30,000	26,532
3.80%, 5/1/2050	10,000	7,573
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	901,000	848,561
4.05%, 4/15/2032	50,000	45,790
PepsiCo, Inc.
2.25%, 3/19/2025	10,000	9,571
2.75%, 4/30/2025	250,000	240,421
4.45%, 2/15/2033	50,000	49,736
2.63%, 10/21/2041	55,000	39,897
2.75%, 10/21/2051	10,000	6,757
		7,884,553
Biotechnology — 0.4%
AbbVie, Inc.
3.85%, 6/15/2024	334,000	329,060
3.80%, 3/15/2025	150,000	146,054
3.60%, 5/14/2025	150,000	145,459
2.95%, 11/21/2026	150,000	140,347
4.50%, 5/14/2035	98,000	92,186
4.05%, 11/21/2039	479,000	410,697
4.45%, 5/14/2046	21,000	18,164
4.25%, 11/21/2049	1,219,000	1,026,368
Amgen, Inc.
3.20%, 11/2/2027	2,148,000	1,995,889
2.30%, 2/25/2031	750,000	618,745
2.00%, 1/15/2032	275,000	215,471
4.20%, 3/1/2033	50,000	45,960
4.56%, 6/15/2048	200,000	170,466
3.38%, 2/21/2050	187,000	130,922
4.66%, 6/15/2051	230,000	197,615
5.75%, 3/2/2063	295,000	290,990
Biogen, Inc. 2.25%, 5/1/2030	637,000	523,927
Gilead Sciences, Inc.
3.65%, 3/1/2026	100,000	96,174
2.95%, 3/1/2027	10,000	9,318
4.60%, 9/1/2035	420,000	398,883
4.00%, 9/1/2036	803,000	710,179
2.60%, 10/1/2040	1,000,000	696,115
4.75%, 3/1/2046	15,000	13,688
		8,422,677
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China) 3.40%, 12/6/2027	437,000	405,956
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
Amazon.com, Inc.
3.15%, 8/22/2027	2,365,000	2,224,063
1.65%, 5/12/2028 (d)	311,000	271,659
4.05%, 8/22/2047	1,351,000	1,166,655
2.70%, 6/3/2060	275,000	169,222
eBay, Inc.
2.60%, 5/10/2031	110,000	90,951
4.00%, 7/15/2042	192,000	150,179
JD.com, Inc. (China) 3.38%, 1/14/2030	200,000	175,989
		4,654,674
Building Products — 0.1%
Carrier Global Corp.
2.49%, 2/15/2027	596,000	542,204
2.70%, 2/15/2031	30,000	25,156
3.58%, 4/5/2050	406,000	290,216
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	128,000	112,635
Johnson Controls International plc
1.75%, 9/15/2030	230,000	184,162
4.50%, 2/15/2047	162,000	136,675
Lennox International, Inc.
1.35%, 8/1/2025	117,000	107,837
1.70%, 8/1/2027	257,000	224,700
Owens Corning
3.88%, 6/1/2030	30,000	27,295
4.30%, 7/15/2047	108,000	86,771
		1,737,651
Capital Markets — 2.1%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	591,000	563,933
Ameriprise Financial, Inc.
3.00%, 4/2/2025	133,000	127,872
5.15%, 5/15/2033	100,000	97,777
Ares Capital Corp.
3.25%, 7/15/2025	175,000	164,067
3.88%, 1/15/2026	179,000	167,484
2.88%, 6/15/2028	625,000	528,052
Bank of New York Mellon Corp. (The)
(SOFR + 0.57%), 3.43%, 6/13/2025 (b)	150,000	147,308
0.75%, 1/28/2026	62,000	55,934
(SOFRINDX + 1.80%), 5.80%, 10/25/2028 (b)	10,000	10,114
(SOFR + 1.51%), 4.71%, 2/1/2034 (b)	150,000	141,183
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (b)	3,557,000	3,414,945
Blackstone Private Credit Fund 3.25%, 3/15/2027	1,121,000	976,648
Blackstone Secured Lending Fund 2.85%, 9/30/2028	572,000	472,390
Blue Owl Capital Corp. 2.88%, 6/11/2028	402,000	333,370
Charles Schwab Corp. (The)
1.15%, 5/13/2026	150,000	133,525
3.20%, 3/2/2027	938,000	868,323
3.20%, 1/25/2028	50,000	45,575
2.00%, 3/20/2028	987,000	850,245
3.25%, 5/22/2029	243,000	216,074
CME Group, Inc.
3.00%, 3/15/2025	562,000	543,023
2.65%, 3/15/2032 (d)	50,000	41,918
4.15%, 6/15/2048	144,000	126,599
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	1,390,000	1,220,126
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	2,283,000	2,070,665
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	560,000	490,872
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	150,000	125,590
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	994,000	945,214
FactSet Research Systems, Inc. 2.90%, 3/1/2027	189,000	174,280
FS KKR Capital Corp.
3.40%, 1/15/2026	213,000	195,357
2.63%, 1/15/2027 (d)	1,025,000	884,814
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	1,235,000	1,213,918
5.70%, 11/1/2024	10,000	9,982
3.50%, 1/23/2025	362,000	350,744
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	43,000	41,725
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	254,000	227,966
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	2,482,000	2,245,497
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	24,000	22,200
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	78,000	73,419
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
2.60%, 2/7/2030	258,000	217,780
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	98,000	76,328
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	548,000	443,606
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	2,225,000	1,756,162
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	71,000	56,971
6.13%, 2/15/2033	708,000	751,277
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	380,000	316,205
6.75%, 10/1/2037	136,000	144,204
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	463,000	399,761
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,069,000	787,884
4.75%, 10/21/2045	63,000	56,561
Intercontinental Exchange, Inc.
4.00%, 9/15/2027	10,000	9,581
3.00%, 6/15/2050	187,000	124,729
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	31,000	30,366
Lazard Group LLC 3.75%, 2/13/2025	537,000	519,101
Moody's Corp.
4.25%, 2/1/2029	30,000	28,891
3.10%, 11/29/2061	424,000	268,343
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,801,000	1,778,114
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	125,000	121,306
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (b)	100,000	94,099
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	100,000	94,284
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	25,000	25,170
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	2,452,000	2,198,593
3.63%, 1/20/2027	25,000	23,616
3.95%, 4/23/2027	337,000	317,649
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	10,000	8,965
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	250,000	225,511
3.59%, 7/22/2028 (e)	1,051,000	971,925
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	308,000	285,562
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	748,000	629,959
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	1,534,000	1,179,221
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	1,769,000	1,363,713
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	10,000	7,846
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	10,000	9,828
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	405,000	305,129
3.97%, 7/22/2038 (e)	83,000	69,181
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	946,000	696,624
4.30%, 1/27/2045	664,000	564,439
(SOFR + 4.84%), 5.60%, 3/24/2051 (b)	128,000	128,660
Nasdaq, Inc. 3.85%, 6/30/2026	519,000	499,439
Nomura Holdings, Inc. (Japan)
5.71%, 1/9/2026	200,000	198,559
2.61%, 7/14/2031	294,000	231,051
Raymond James Financial, Inc. 4.95%, 7/15/2046	40,000	34,905
S&P Global, Inc. 3.25%, 12/1/2049	308,000	219,951
State Street Corp.
3.55%, 8/18/2025	50,000	48,262
(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	500,000	480,042
(SOFR + 1.72%), 5.82%, 11/4/2028 (b) (d)	30,000	30,456
2.20%, 3/3/2031	215,000	171,215
(SOFR + 1.57%), 4.82%, 1/26/2034 (b)	1,936,000	1,836,653
UBS Group AG (Switzerland) 3.75%, 3/26/2025	520,000	502,150
		41,658,555
Chemicals — 0.2%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	49,663
Albemarle Corp.
5.05%, 6/1/2032	10,000	9,416
5.45%, 12/1/2044	83,000	76,260
Cabot Corp. 4.00%, 7/1/2029	104,000	95,848
CF Industries, Inc.
4.95%, 6/1/2043	300,000	253,052
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
5.38%, 3/15/2044	113,000	100,240
Dow Chemical Co. (The)
2.10%, 11/15/2030 (d)	525,000	428,132
6.30%, 3/15/2033 (d)	50,000	52,979
5.25%, 11/15/2041	480,000	448,048
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	9,866
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	49,208
EIDP, Inc.
1.70%, 7/15/2025	613,000	571,641
4.80%, 5/15/2033	30,000	28,846
FMC Corp. 3.45%, 10/1/2029	174,000	151,655
Huntsman International LLC 4.50%, 5/1/2029	112,000	103,708
LYB International Finance III LLC
2.25%, 10/1/2030 (d)	232,000	188,417
4.20%, 10/15/2049	359,000	267,079
NewMarket Corp. 2.70%, 3/18/2031	69,000	55,982
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	10,000	9,798
4.25%, 8/8/2025	150,000	146,773
2.95%, 8/15/2029	30,000	26,438
2.20%, 3/15/2032	100,000	79,342
4.00%, 12/15/2042	233,000	183,471
4.50%, 6/1/2047	492,000	419,215
3.30%, 5/15/2050	26,000	17,659
Westlake Corp.
0.88%, 8/15/2024	200,000	190,584
5.00%, 8/15/2046	490,000	412,709
4.38%, 11/15/2047	367,000	283,192
		4,709,221
Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom) 4.75%, 5/20/2032	97,000	93,458
Republic Services, Inc.
2.50%, 8/15/2024	242,000	234,606
2.38%, 3/15/2033 (d)	1,437,000	1,140,796
Waste Connections, Inc.
3.50%, 5/1/2029	30,000	27,666
2.20%, 1/15/2032	40,000	31,904
4.20%, 1/15/2033	293,000	270,551
2.95%, 1/15/2052	649,000	424,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Management, Inc.
4.63%, 2/15/2033	30,000	28,840
2.95%, 6/1/2041	636,000	458,469
		2,711,078
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	1,941,000	1,862,006
2.50%, 9/20/2026	113,000	105,767
5.90%, 2/15/2039	12,000	13,001
Juniper Networks, Inc. 2.00%, 12/10/2030	144,000	111,240
Motorola Solutions, Inc.
2.30%, 11/15/2030	80,000	63,646
5.60%, 6/1/2032	30,000	29,548
Nokia OYJ (Finland) 4.38%, 6/12/2027	37,000	34,895
		2,220,103
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 2.35%, 1/15/2032	244,000	192,852
Valmont Industries, Inc. 5.25%, 10/1/2054	48,000	41,040
		233,892
Construction Materials — 0.0% ^
Eagle Materials, Inc. 2.50%, 7/1/2031	30,000	24,241
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	10,000	8,399
Vulcan Materials Co. 4.70%, 3/1/2048	96,000	83,885
		116,525
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	250,000	241,317
6.50%, 7/15/2025	250,000	251,157
4.45%, 10/1/2025	150,000	145,256
3.65%, 7/21/2027	150,000	138,107
3.88%, 1/23/2028	150,000	138,043
3.30%, 1/30/2032	1,001,000	813,686
3.40%, 10/29/2033	250,000	198,351
Ally Financial, Inc.
4.75%, 6/9/2027	37,000	34,636
7.10%, 11/15/2027	104,000	105,383
2.20%, 11/2/2028	1,419,000	1,147,361
American Express Co.
2.25%, 3/4/2025	10,000	9,508
4.20%, 11/6/2025	534,000	520,025
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
4.90%, 2/13/2026	30,000	29,619
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	30,000	29,575
3.13%, 5/20/2026	68,000	64,279
1.65%, 11/4/2026	1,373,000	1,224,568
(SOFR + 0.97%), 5.39%, 7/28/2027 (b)	30,000	29,830
American Honda Finance Corp.
2.00%, 3/24/2028	328,000	286,976
4.60%, 4/17/2030	30,000	29,176
1.80%, 1/13/2031	287,000	229,923
Capital One Financial Corp.
4.20%, 10/29/2025	23,000	22,108
3.75%, 7/28/2026	2,204,000	2,061,103
3.80%, 1/31/2028	237,000	217,488
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	150,000	145,342
Caterpillar Financial Services Corp. 0.80%, 11/13/2025	1,364,000	1,242,405
Discover Financial Services
3.95%, 11/6/2024	1,013,000	986,171
4.50%, 1/30/2026	11,000	10,565
6.70%, 11/29/2032	50,000	49,739
General Motors Financial Co., Inc.
1.20%, 10/15/2024	150,000	142,311
3.50%, 11/7/2024	283,000	274,872
2.90%, 2/26/2025	150,000	143,287
5.25%, 3/1/2026	150,000	147,782
1.50%, 6/10/2026	50,000	44,384
2.40%, 4/10/2028	150,000	129,499
2.35%, 1/8/2031	46,000	35,730
2.70%, 6/10/2031	19,000	14,990
3.10%, 1/12/2032	145,000	115,879
John Deere Capital Corp.
4.95%, 6/6/2025	593,000	590,366
0.70%, 1/15/2026	209,000	189,139
4.75%, 1/20/2028	1,000,000	996,028
1.45%, 1/15/2031	88,000	69,725
2.00%, 6/17/2031	202,000	164,845
PACCAR Financial Corp. 3.55%, 8/11/2025	881,000	856,110
Synchrony Financial 3.95%, 12/1/2027	10,000	8,925
Toyota Motor Credit Corp.
0.50%, 6/18/2024	200,000	192,091
0.63%, 9/13/2024	50,000	47,588
3.00%, 4/1/2025	150,000	144,775
3.05%, 3/22/2027	150,000	140,770
3.05%, 1/11/2028	500,000	464,152
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.55%, 5/17/2030	30,000	29,220
1.65%, 1/10/2031	616,000	491,068
1.90%, 9/12/2031	99,000	79,150
		15,914,383
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.
2.75%, 5/18/2024	91,000	89,184
3.00%, 5/18/2027	200,000	188,925
1.38%, 6/20/2027	132,000	116,693
1.75%, 4/20/2032	224,000	177,721
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,725
3.88%, 4/15/2027	52,000	49,628
4.13%, 5/1/2028	200,000	190,139
5.00%, 11/1/2032	50,000	47,538
4.13%, 4/3/2050	26,000	19,219
Dollar Tree, Inc. 2.65%, 12/1/2031	167,000	134,674
Kroger Co. (The) 5.40%, 7/15/2040	294,000	276,158
Sysco Corp.
2.40%, 2/15/2030	19,000	16,047
2.45%, 12/14/2031	10,000	8,082
3.15%, 12/14/2051	351,000	232,754
Target Corp. 2.95%, 1/15/2052	2,452,000	1,633,097
Walmart, Inc.
1.05%, 9/17/2026	3,224,000	2,888,337
3.70%, 6/26/2028	859,000	827,862
2.95%, 9/24/2049	611,000	433,070
4.50%, 9/9/2052	122,000	113,397
		7,452,250
Containers & Packaging — 0.1%
Avery Dennison Corp.
4.88%, 12/6/2028	201,000	196,476
5.75%, 3/15/2033	50,000	50,457
Berry Global, Inc. 1.57%, 1/15/2026	1,151,000	1,046,312
International Paper Co.
4.80%, 6/15/2044	200,000	172,069
5.15%, 5/15/2046	195,000	175,153
Packaging Corp. of America 3.00%, 12/15/2029	220,000	192,056
WestRock MWV LLC 7.95%, 2/15/2031	166,000	186,589
		2,019,112
Distributors — 0.0% ^
Genuine Parts Co. 1.88%, 11/1/2030	30,000	23,504
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Consumer Services — 0.1%
American University (The) Series 2019, 3.67%, 4/1/2049	63,000	48,628
California Institute of Technology 4.70%, 11/1/2111	58,000	48,248
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	29,000	27,316
George Washington University (The) Series 2018, 4.13%, 9/15/2048	104,000	88,127
Georgetown University (The) Series B, 4.32%, 4/1/2049	10,000	8,546
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	76,000	64,812
Northwestern University 4.64%, 12/1/2044	55,000	51,839
Trustees of Boston College 3.13%, 7/1/2052	53,000	37,468
Trustees of Princeton University (The) Series 2020, 2.52%, 7/1/2050	894,000	586,290
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	816,000	566,467
University of Miami Series 2022, 4.06%, 4/1/2052	921,000	756,486
University of Southern California
Series 2017, 3.84%, 10/1/2047	20,000	16,589
5.25%, 10/1/2111	227,000	216,822
Washington University (The) Series 2022, 3.52%, 4/15/2054	128,000	99,107
William Marsh Rice University 3.77%, 5/15/2055	70,000	56,455
Yale University Series 2020, 1.48%, 4/15/2030	284,000	232,582
		2,905,782
Diversified REITs — 0.2%
Digital Realty Trust LP 3.70%, 8/15/2027	20,000	18,649
Rayonier LP 2.75%, 5/17/2031	171,000	136,643
Simon Property Group LP
3.38%, 10/1/2024	500,000	487,698
3.38%, 12/1/2027	338,000	312,803
2.20%, 2/1/2031	650,000	517,701
2.25%, 1/15/2032	254,000	196,550
VICI Properties LP
4.75%, 2/15/2028	1,396,000	1,328,802
5.13%, 5/15/2032	823,000	762,993
Vornado Realty LP 2.15%, 6/1/2026	407,000	350,823
WP Carey, Inc. 3.85%, 7/15/2029	200,000	180,163
		4,292,825
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.88%, 1/15/2026	30,000	28,903
1.70%, 3/25/2026	129,000	117,594
2.30%, 6/1/2027	30,000	26,858
1.65%, 2/1/2028	30,000	25,643
2.75%, 6/1/2031	50,000	41,243
4.50%, 5/15/2035	747,000	663,105
5.35%, 9/1/2040	720,000	670,383
3.10%, 2/1/2043	300,000	209,171
4.65%, 6/1/2044	400,000	330,419
4.35%, 6/15/2045	400,000	315,199
5.15%, 11/15/2046	59,000	51,769
4.50%, 3/9/2048	10,000	7,980
4.55%, 3/9/2049	400,000	321,166
3.65%, 6/1/2051	490,000	335,151
3.30%, 2/1/2052	55,000	35,833
3.80%, 12/1/2057	10,000	6,733
3.85%, 6/1/2060	2,059,000	1,399,762
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	681,000	535,724
Bell Telephone Co. of Canada or Bell Canada (The) (Canada) 5.10%, 5/11/2033	10,000	9,645
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	171,028
Orange SA (France) 5.38%, 1/13/2042	189,000	181,061
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	1,243,000	1,183,161
7.05%, 6/20/2036	29,000	30,948
4.67%, 3/6/2038	1,264,000	1,045,564
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,264,000	1,062,933
Verizon Communications, Inc.
1.45%, 3/20/2026	2,030,000	1,841,048
4.13%, 3/16/2027	14,000	13,483
4.33%, 9/21/2028	231,000	221,175
1.75%, 1/20/2031	2,814,000	2,188,624
2.55%, 3/21/2031	176,000	144,838
2.36%, 3/15/2032	150,000	118,627
4.86%, 8/21/2046	150,000	131,796
2.88%, 11/20/2050	451,000	276,486
3.55%, 3/22/2051	238,000	166,401
5.01%, 8/21/2054	390,000	346,372
2.99%, 10/30/2056	248,000	148,118
3.00%, 11/20/2060	2,757,000	1,618,634
		16,022,578
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — 1.5%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	314,000	254,504
Alabama Power Co.
Series 20-A, 1.45%, 9/15/2030	180,000	141,276
3.05%, 3/15/2032	975,000	836,650
3.75%, 3/1/2045	424,000	323,570
Series B, 3.70%, 12/1/2047	87,000	65,383
American Electric Power Co., Inc. 5.63%, 3/1/2033	62,000	62,121
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	24,000	19,917
Series BB, 4.50%, 8/1/2032	150,000	139,364
Arizona Public Service Co. 6.35%, 12/15/2032	30,000	31,594
Avangrid, Inc. 3.80%, 6/1/2029	30,000	27,209
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	47,370
Series AD, 2.90%, 7/1/2050	10,000	6,491
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	100,000	98,696
Commonwealth Edison Co.
2.55%, 6/15/2026	18,000	16,817
3.65%, 6/15/2046	100,000	75,195
Series 130, 3.13%, 3/15/2051	174,000	117,114
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	69,000	55,577
5.25%, 1/15/2053	304,000	296,927
Dayton Power & Light Co. (The) 3.95%, 6/15/2049	96,000	72,612
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	1,000,000	930,790
DTE Electric Co.
Series A, 1.90%, 4/1/2028	227,000	199,126
Series C, 2.63%, 3/1/2031	30,000	25,528
3.70%, 6/1/2046	300,000	227,783
3.75%, 8/15/2047	1,137,000	867,686
3.95%, 3/1/2049	240,000	190,254
Duke Energy Carolinas LLC
2.45%, 2/1/2030	90,000	77,233
6.45%, 10/15/2032	30,000	32,077
3.75%, 6/1/2045	269,000	204,835
3.70%, 12/1/2047	1,076,000	812,895
3.95%, 3/15/2048	158,000	124,404
Duke Energy Corp.
0.90%, 9/15/2025	90,000	82,160
3.75%, 9/1/2046	200,000	146,710
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	425,000	314,216
Duke Energy Florida LLC
3.20%, 1/15/2027	31,000	29,310
6.40%, 6/15/2038	1,885,000	2,026,569
3.85%, 11/15/2042	20,000	15,732
Duke Energy Ohio, Inc.
2.13%, 6/1/2030	200,000	164,598
5.25%, 4/1/2033	30,000	30,017
Duke Energy Progress LLC
2.00%, 8/15/2031	10,000	7,947
5.25%, 3/15/2033	50,000	50,025
4.10%, 5/15/2042	275,000	226,439
Enel Americas SA (Chile) 4.00%, 10/25/2026	236,000	223,321
Entergy Arkansas LLC 2.65%, 6/15/2051	125,000	74,342
Entergy Corp.
2.80%, 6/15/2030	20,000	16,879
2.40%, 6/15/2031	80,000	63,863
Entergy Louisiana LLC
0.95%, 10/1/2024	99,000	93,982
1.60%, 12/15/2030	420,000	324,989
2.35%, 6/15/2032	75,000	59,598
Entergy Mississippi LLC
3.85%, 6/1/2049	249,000	186,105
3.50%, 6/1/2051	503,000	351,872
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	300,000	248,257
Evergy, Inc. 2.45%, 9/15/2024	192,000	185,210
Eversource Energy
Series L, 2.90%, 10/1/2024	155,000	150,358
4.60%, 7/1/2027	100,000	97,306
Exelon Corp.
3.40%, 4/15/2026	500,000	475,393
4.70%, 4/15/2050	846,000	717,740
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	29,299
3.70%, 12/1/2047	1,376,000	1,068,549
Georgia Power Co. 4.95%, 5/17/2033	30,000	29,029
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	59,091
Iberdrola International BV (Spain) 5.81%, 3/15/2025	721,000	722,441
Interstate Power and Light Co. 3.50%, 9/30/2049	152,000	106,911
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
ITC Holdings Corp.
3.65%, 6/15/2024	200,000	196,507
3.35%, 11/15/2027	10,000	9,288
MidAmerican Energy Co. 2.70%, 8/1/2052	25,000	15,168
National Grid USA 5.80%, 4/1/2035	41,000	40,380
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,115,000	707,693
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	1,338,000	1,343,539
1.88%, 1/15/2027	794,000	709,875
3.55%, 5/1/2027	100,000	94,250
4.90%, 2/28/2028	150,000	147,539
2.75%, 11/1/2029	287,000	248,233
5.00%, 2/28/2030	30,000	29,436
2.44%, 1/15/2032	130,000	104,145
5.00%, 7/15/2032	50,000	48,331
5.05%, 2/28/2033	150,000	145,112
3.00%, 1/15/2052	97,000	61,624
Northern States Power Co. 4.50%, 6/1/2052	500,000	432,761
NSTAR Electric Co.
3.25%, 5/15/2029	172,000	157,574
3.95%, 4/1/2030	15,000	13,967
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	29,984
4.15%, 4/1/2047	2,052,000	1,630,445
Oncor Electric Delivery Co. LLC
4.55%, 9/15/2032	50,000	47,596
7.25%, 1/15/2033	459,000	523,247
Pacific Gas and Electric Co.
3.30%, 12/1/2027	223,000	198,830
3.00%, 6/15/2028	285,000	247,651
3.25%, 6/1/2031	30,000	24,326
5.90%, 6/15/2032	50,000	47,871
4.45%, 4/15/2042	95,000	70,351
3.75%, 8/15/2042 (f)	776,000	522,107
4.95%, 7/1/2050	948,000	733,610
3.50%, 8/1/2050	870,000	547,897
PacifiCorp
3.30%, 3/15/2051	184,000	117,544
5.35%, 12/1/2053	100,000	86,307
PECO Energy Co. 3.05%, 3/15/2051	30,000	19,921
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	218,025
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Potomac Electric Power Co. 4.15%, 3/15/2043	834,000	694,359
PPL Electric Utilities Corp. 4.15%, 10/1/2045	271,000	224,329
Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051	408,000	245,430
Public Service Electric and Gas Co.
3.00%, 5/15/2027	10,000	9,370
1.90%, 8/15/2031	764,000	610,691
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	209,455
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	50,000	45,425
Southern Co. (The)
4.48%, 8/1/2024 (f)	150,000	148,121
Series A, 3.70%, 4/30/2030	397,000	359,566
5.70%, 10/15/2032	30,000	30,446
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (b)	869,000	807,391
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045	802,000	590,925
3.25%, 11/1/2051	321,000	207,528
Tampa Electric Co.
2.40%, 3/15/2031	50,000	40,756
4.35%, 5/15/2044	170,000	138,554
Union Electric Co. 3.90%, 9/15/2042	238,000	187,145
Virginia Electric & Power Co. 4.00%, 1/15/2043	15,000	12,175
Virginia Electric and Power Co.
Series B, 2.95%, 11/15/2026	10,000	9,325
Series A, 3.80%, 4/1/2028	258,000	244,312
Series B, 3.80%, 9/15/2047	1,042,000	782,198
2.45%, 12/15/2050	87,000	50,242
Wisconsin Electric Power Co.
2.05%, 12/15/2024	100,000	95,573
4.30%, 10/15/2048	179,000	149,782
Wisconsin Public Service Corp. 3.30%, 9/1/2049	10,000	6,926
Xcel Energy, Inc.
3.40%, 6/1/2030	30,000	26,603
4.60%, 6/1/2032	30,000	28,020
		30,285,037
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	321,000	302,195
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — continued
Emerson Electric Co. 2.00%, 12/21/2028	45,000	39,100
Hubbell, Inc. 2.30%, 3/15/2031	30,000	24,521
Legrand France SA (France) 8.50%, 2/15/2025	300,000	312,466
Regal Rexnord Corp. 6.05%, 2/15/2026 (g)	123,000	122,279
		800,561
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc. 5.41%, 7/1/2032	30,000	29,211
Amphenol Corp.
2.05%, 3/1/2025	280,000	266,213
2.80%, 2/15/2030	165,000	143,719
2.20%, 9/15/2031	50,000	40,435
Arrow Electronics, Inc. 2.95%, 2/15/2032	116,000	93,067
Avnet, Inc. 5.50%, 6/1/2032	16,000	15,153
CDW LLC
5.50%, 12/1/2024	50,000	49,688
2.67%, 12/1/2026	59,000	53,639
Corning, Inc. 4.38%, 11/15/2057	233,000	188,280
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	26,272
TD SYNNEX Corp. 2.65%, 8/9/2031	162,000	124,756
Teledyne Technologies, Inc. 2.75%, 4/1/2031	299,000	249,275
Trimble, Inc. 6.10%, 3/15/2033	1,112,000	1,123,731
Vontier Corp. 1.80%, 4/1/2026	149,000	133,945
		2,537,384
Energy Equipment & Services — 0.0% ^
Halliburton Co.
3.80%, 11/15/2025	30,000	29,238
4.85%, 11/15/2035	438,000	410,348
NOV, Inc. 3.60%, 12/1/2029	220,000	197,124
		636,710
Entertainment — 0.3%
Activision Blizzard, Inc.
3.40%, 9/15/2026	30,000	28,665
3.40%, 6/15/2027	41,000	38,751
1.35%, 9/15/2030	198,000	158,105
2.50%, 9/15/2050	1,590,000	1,011,113
Electronic Arts, Inc.
4.80%, 3/1/2026 (d)	397,000	392,596
1.85%, 2/15/2031	185,000	147,942
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Netflix, Inc.
4.38%, 11/15/2026	30,000	29,170
4.88%, 4/15/2028	30,000	29,569
5.88%, 11/15/2028	30,000	30,849
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	242,000	229,304
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027	10,000	9,378
3.00%, 7/30/2046	2,593,000	1,775,491
Walt Disney Co. (The)
1.75%, 8/30/2024	69,000	66,494
1.75%, 1/13/2026	30,000	27,758
2.65%, 1/13/2031	210,000	179,810
2.75%, 9/1/2049	452,000	290,030
3.60%, 1/13/2051	1,114,000	835,728
Warnermedia Holdings, Inc.
3.64%, 3/15/2025	30,000	29,027
3.76%, 3/15/2027	10,000	9,374
		5,319,154
Financial Services — 0.6%
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	35,000	32,791
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	728,000	700,145
Corebridge Financial, Inc.
3.50%, 4/4/2025	50,000	48,094
3.65%, 4/5/2027	100,000	94,014
Equitable Holdings, Inc.
7.00%, 4/1/2028	100,000	105,428
4.35%, 4/20/2028	513,000	485,513
Fidelity National Information Services, Inc.
2.25%, 3/1/2031	30,000	24,179
3.10%, 3/1/2041	30,000	20,843
4.50%, 8/15/2046	165,000	131,182
Fiserv, Inc.
3.85%, 6/1/2025	350,000	339,661
2.65%, 6/1/2030	30,000	25,246
5.60%, 3/2/2033	50,000	50,219
Global Payments, Inc.
2.15%, 1/15/2027	10,000	8,918
2.90%, 5/15/2030	504,000	425,536
2.90%, 11/15/2031	12,000	9,817
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,512
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
4.85%, 3/9/2033	50,000	50,234
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/2024	723,000	686,349
4.80%, 3/15/2028	20,000	19,779
1.35%, 3/15/2031	30,000	22,671
PayPal Holdings, Inc.
2.40%, 10/1/2024	267,000	258,212
1.65%, 6/1/2025	202,000	189,241
2.85%, 10/1/2029	30,000	26,485
5.25%, 6/1/2062	108,000	102,781
Private Export Funding Corp.
Series OO, 1.75%, 11/15/2024	100,000	95,645
Series PP, 1.40%, 7/15/2028	543,000	468,195
Shell International Finance BV (Netherlands)
2.00%, 11/7/2024	568,000	546,169
2.88%, 5/10/2026	180,000	170,696
2.50%, 9/12/2026	160,000	148,794
3.88%, 11/13/2028	30,000	28,770
2.38%, 11/7/2029	177,000	153,799
4.13%, 5/11/2035	42,000	38,311
6.38%, 12/15/2038	782,000	860,092
3.13%, 11/7/2049	403,000	280,327
3.00%, 11/26/2051	2,098,000	1,405,131
Visa, Inc.
0.75%, 8/15/2027	1,478,000	1,277,892
2.75%, 9/15/2027	30,000	27,819
2.70%, 4/15/2040	100,000	74,577
2.00%, 8/15/2050	1,972,000	1,166,344
Voya Financial, Inc.
3.65%, 6/15/2026	170,000	160,557
5.70%, 7/15/2043	77,000	71,123
Western Union Co. (The) 2.85%, 1/10/2025	150,000	143,730
		10,984,821
Food Products — 0.4%
Archer-Daniels-Midland Co. 4.54%, 3/26/2042	205,000	184,185
Bunge Ltd. Finance Corp.
3.75%, 9/25/2027	163,000	153,433
2.75%, 5/14/2031	50,000	41,830
Campbell Soup Co. 4.80%, 3/15/2048	81,000	70,016
Conagra Brands, Inc.
1.38%, 11/1/2027	499,000	423,820
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
5.30%, 11/1/2038	302,000	278,770
Flowers Foods, Inc. 2.40%, 3/15/2031	94,000	76,096
Hormel Foods Corp. 1.70%, 6/3/2028	524,000	453,395
Ingredion, Inc. 2.90%, 6/1/2030	30,000	25,698
J M Smucker Co. (The) 3.38%, 12/15/2027	1,953,000	1,824,432
JBS USA LUX SA
5.13%, 2/1/2028	150,000	145,799
3.00%, 2/2/2029	266,000	228,437
5.50%, 1/15/2030	1,030,000	995,573
3.75%, 12/1/2031	150,000	124,592
Kellogg Co.
4.30%, 5/15/2028	510,000	490,315
5.25%, 3/1/2033	50,000	49,360
Kraft Heinz Foods Co. 6.50%, 2/9/2040	488,000	515,908
McCormick & Co., Inc.
0.90%, 2/15/2026	11,000	9,900
4.95%, 4/15/2033	30,000	29,010
Mondelez International, Inc.
1.50%, 2/4/2031	210,000	162,806
3.00%, 3/17/2032	30,000	25,624
Pilgrim's Pride Corp. 4.25%, 4/15/2031	10,000	8,657
Tyson Foods, Inc.
3.55%, 6/2/2027	194,000	182,284
5.15%, 8/15/2044	211,000	187,861
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	2,189,000	2,043,131
		8,730,932
Gas Utilities — 0.1%
Atmos Energy Corp. 1.50%, 1/15/2031	477,000	372,075
CenterPoint Energy Resources Corp.
5.40%, 3/1/2033	30,000	30,006
5.85%, 1/15/2041	65,000	64,911
National Fuel Gas Co. 5.20%, 7/15/2025	488,000	479,764
Piedmont Natural Gas Co., Inc. 5.40%, 6/15/2033	21,000	20,689
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	458,000	372,581
Washington Gas Light Co. 3.65%, 9/15/2049	129,000	92,170
		1,432,196
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	447,000	437,653
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
3.55%, 2/15/2050	10,000	7,632
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	255,000	241,020
Canadian Pacific Railway Co. (Canada)
1.35%, 12/2/2024	185,000	175,318
3.00%, 12/2/2041	315,000	261,232
4.30%, 5/15/2043	170,000	143,752
6.13%, 9/15/2115	123,000	127,497
CSX Corp.
3.40%, 8/1/2024	210,000	205,747
4.10%, 11/15/2032	30,000	28,163
4.75%, 5/30/2042	686,000	620,721
4.30%, 3/1/2048	24,000	20,223
3.35%, 9/15/2049	37,000	26,242
2.50%, 5/15/2051	1,000,000	604,995
Norfolk Southern Corp.
4.45%, 3/1/2033	50,000	47,393
4.45%, 6/15/2045	27,000	22,842
3.40%, 11/1/2049	228,000	161,353
2.90%, 8/25/2051	972,000	618,004
3.70%, 3/15/2053	514,000	382,058
3.16%, 5/15/2055	10,000	6,573
Ryder System, Inc. 1.75%, 9/1/2026	220,000	198,099
Union Pacific Corp.
3.70%, 3/1/2029	10,000	9,473
2.80%, 2/14/2032	78,000	66,600
3.38%, 2/1/2035	1,184,000	999,812
3.38%, 2/14/2042	1,237,000	965,466
2.95%, 3/10/2052	705,000	470,092
4.10%, 9/15/2067	727,000	576,080
		7,424,040
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
2.95%, 3/15/2025	122,000	118,099
6.15%, 11/30/2037	375,000	415,787
Baxter International, Inc.
1.92%, 2/1/2027	99,000	88,064
2.27%, 12/1/2028	680,000	582,121
1.73%, 4/1/2031	485,000	373,677
2.54%, 2/1/2032	547,000	438,803
3.13%, 12/1/2051	1,646,000	1,046,797
Becton Dickinson & Co.
2.82%, 5/20/2030	30,000	25,920
1.96%, 2/11/2031	645,000	518,650
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
4.30%, 8/22/2032	50,000	46,694
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,459,000	1,251,449
Koninklijke Philips NV (Netherlands) 6.88%, 3/11/2038	79,000	85,440
Medtronic, Inc. 4.00%, 4/1/2043	77,000	65,387
Smith & Nephew plc (United Kingdom) 2.03%, 10/14/2030	30,000	23,734
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	80,000	65,181
5.75%, 11/30/2039	82,000	78,936
		5,224,739
Health Care Providers & Services — 1.1%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	52,000	43,105
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	54,000	38,565
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	118,000	79,667
Cardinal Health, Inc.
3.75%, 9/15/2025	150,000	144,839
4.60%, 3/15/2043	51,000	41,446
4.50%, 11/15/2044	119,000	95,224
4.37%, 6/15/2047	250,000	199,910
Cencora, Inc.
3.25%, 3/1/2025	55,000	53,219
2.70%, 3/15/2031	233,000	195,848
Centene Corp.
4.63%, 12/15/2029	10,000	9,195
3.38%, 2/15/2030	698,000	596,947
Cigna Group (The)
3.25%, 4/15/2025	10,000	9,632
3.40%, 3/1/2027	10,000	9,396
5.40%, 3/15/2033	50,000	50,188
3.40%, 3/15/2051	720,000	502,271
Cleveland Clinic Foundation (The) 4.86%, 1/1/2114	34,000	29,774
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	61,000	43,237
CVS Health Corp.
3.88%, 7/20/2025	1,335,000	1,294,913
5.00%, 2/20/2026	150,000	148,875
3.00%, 8/15/2026	180,000	168,532
3.63%, 4/1/2027	50,000	47,321
4.30%, 3/25/2028	1,000,000	961,083
3.25%, 8/15/2029	30,000	26,792
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
1.75%, 8/21/2030	238,000	188,700
2.13%, 9/15/2031	214,000	168,730
4.78%, 3/25/2038	30,000	26,887
6.13%, 9/15/2039	500,000	505,384
4.13%, 4/1/2040	690,000	561,231
2.70%, 8/21/2040	500,000	334,490
5.05%, 3/25/2048	993,000	871,950
Elevance Health, Inc.
1.50%, 3/15/2026	181,000	164,331
2.25%, 5/15/2030	190,000	158,638
5.50%, 10/15/2032	1,036,000	1,055,345
4.75%, 2/15/2033	150,000	145,172
4.63%, 5/15/2042	10,000	8,879
4.38%, 12/1/2047	100,000	84,350
3.70%, 9/15/2049	761,000	567,161
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	42,000	39,071
HCA, Inc. 3.13%, 3/15/2027	2,590,000	2,380,067
Humana, Inc.
3.85%, 10/1/2024	10,000	9,793
2.15%, 2/3/2032	37,000	28,997
5.88%, 3/1/2033	50,000	51,717
4.80%, 3/15/2047	190,000	167,881
Iowa Health System Series 2020, 3.67%, 2/15/2050	194,000	141,155
Laboratory Corp. of America Holdings
2.30%, 12/1/2024	25,000	23,905
3.60%, 2/1/2025	48,000	46,554
4.70%, 2/1/2045	202,000	172,936
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	227,000	155,577
McKesson Corp. 5.10%, 7/15/2033	478,000	474,188
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	51,000	42,597
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	147,000	140,691
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	43,000	32,229
MyMichigan Health Series 2020, 3.41%, 6/1/2050	273,000	188,161
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	268,000	188,761
Northwell Healthcare, Inc. 4.26%, 11/1/2047	91,000	72,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	79,000	55,306
Quest Diagnostics, Inc. 2.95%, 6/30/2030	30,000	25,995
Summa Health 3.51%, 11/15/2051	318,000	216,379
Toledo Hospital (The) 5.75%, 11/15/2038	81,000	78,345
Trinity Health Corp. 4.13%, 12/1/2045	1,582,000	1,311,123
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	811,000	758,697
UnitedHealth Group, Inc.
2.38%, 8/15/2024 (d)	590,000	573,607
3.45%, 1/15/2027	30,000	28,619
3.38%, 4/15/2027	20,000	18,955
4.25%, 1/15/2029	30,000	29,076
2.00%, 5/15/2030	90,000	75,083
4.50%, 4/15/2033	18,000	17,334
5.80%, 3/15/2036	147,000	155,614
2.90%, 5/15/2050	520,000	345,585
3.25%, 5/15/2051	1,923,000	1,363,710
3.13%, 5/15/2060	1,845,000	1,213,648
UPMC Series D-1, 3.60%, 4/3/2025	2,335,000	2,251,254
		22,505,844
Health Care REITs — 0.1%
Healthpeak OP LLC
3.25%, 7/15/2026	150,000	141,867
2.88%, 1/15/2031 (d)	514,000	430,352
6.75%, 2/1/2041	82,000	85,666
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	400,000	390,022
Physicians Realty LP 4.30%, 3/15/2027	202,000	193,296
Ventas Realty LP
4.00%, 3/1/2028	317,000	294,614
5.70%, 9/30/2043	156,000	143,195
Welltower OP LLC
4.00%, 6/1/2025	250,000	242,427
2.75%, 1/15/2031	50,000	41,256
4.95%, 9/1/2048	160,000	139,245
		2,101,940
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	307,000	289,679
4.63%, 4/13/2030	650,000	635,432
Darden Restaurants, Inc. 3.85%, 5/1/2027 (d)	22,000	20,870
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	510,652
3.25%, 2/15/2030	601,000	523,267
2.95%, 3/15/2031	30,000	25,089
Hyatt Hotels Corp. 5.75%, 4/23/2030 (f)	100,000	100,100
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	30,000	25,481
McDonald's Corp.
1.45%, 9/1/2025	15,000	13,931
4.60%, 9/9/2032	30,000	29,291
4.70%, 12/9/2035	101,000	96,458
4.60%, 5/26/2045	656,000	580,257
Starbucks Corp.
2.00%, 3/12/2027	274,000	247,225
3.00%, 2/14/2032	793,000	680,194
4.80%, 2/15/2033	50,000	48,802
		3,826,728
Household Durables — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	200,000	192,848
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	169,164
Lennar Corp. 4.75%, 11/29/2027	150,000	145,368
NVR, Inc. 3.00%, 5/15/2030	115,000	98,458
PulteGroup, Inc.
7.88%, 6/15/2032	85,000	97,191
6.00%, 2/15/2035	30,000	30,153
Toll Brothers Finance Corp. 4.88%, 11/15/2025	50,000	48,926
Whirlpool Corp.
4.70%, 5/14/2032	100,000	94,556
5.50%, 3/1/2033	30,000	29,752
		906,416
Household Products — 0.1%
Church & Dwight Co., Inc.
5.60%, 11/15/2032	250,000	258,576
3.95%, 8/1/2047	104,000	84,356
Clorox Co. (The) 4.40%, 5/1/2029	219,000	211,922
Colgate-Palmolive Co.
3.25%, 8/15/2032	229,000	206,865
4.60%, 3/1/2033	80,000	80,026
Kimberly-Clark Corp.
3.10%, 3/26/2030	40,000	36,086
6.63%, 8/1/2037	1,000,000	1,149,195
5.30%, 3/1/2041	181,000	183,257
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
Procter & Gamble Co. (The)
4.10%, 1/26/2026	150,000	147,950
3.00%, 3/25/2030	30,000	27,402
4.05%, 1/26/2033	533,000	517,986
		2,903,621
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)
1.38%, 1/15/2026	120,000	107,858
2.45%, 1/15/2031	30,000	23,828
Constellation Energy Generation LLC
6.25%, 10/1/2039	10,000	10,127
5.75%, 10/1/2041	90,000	86,055
5.60%, 6/15/2042	106,000	100,139
Oglethorpe Power Corp. 3.75%, 8/1/2050	163,000	115,906
		443,913
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027 (d)	150,000	138,132
3.63%, 9/14/2028	29,000	27,128
3.63%, 10/15/2047	306,000	228,587
3.25%, 8/26/2049 (d)	495,000	342,582
GE Capital Funding LLC 4.55%, 5/15/2032 (d)	278,000	265,104
Honeywell International, Inc.
2.70%, 8/15/2029	176,000	156,645
5.00%, 2/15/2033	426,000	429,303
4.50%, 1/15/2034	544,000	525,524
Pentair Finance SARL 4.50%, 7/1/2029	30,000	28,042
		2,141,047
Industrial REITs — 0.0% ^
LXP Industrial Trust 2.70%, 9/15/2030	10,000	7,912
Prologis LP
4.88%, 6/15/2028	50,000	49,487
3.88%, 9/15/2028	130,000	122,857
1.75%, 7/1/2030	150,000	119,863
1.75%, 2/1/2031	542,000	427,626
5.13%, 1/15/2034	50,000	49,167
Rexford Industrial Realty LP 2.13%, 12/1/2030	26,000	20,295
		797,207
Insurance — 0.7%
Allstate Corp. (The)
3.28%, 12/15/2026	637,000	602,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
1.45%, 12/15/2030	329,000	252,062
4.50%, 6/15/2043	242,000	203,199
American International Group, Inc.
3.88%, 1/15/2035	430,000	371,501
4.75%, 4/1/2048	149,000	131,084
Aon Corp.
2.60%, 12/2/2031	50,000	41,024
3.90%, 2/28/2052	175,000	133,937
Aon Global Ltd.
3.88%, 12/15/2025	62,000	59,999
4.75%, 5/15/2045	251,000	218,775
Arch Capital Finance LLC 4.01%, 12/15/2026	30,000	28,622
Arch Capital Group Ltd. 3.64%, 6/30/2050	167,000	120,404
Arthur J Gallagher & Co. 2.40%, 11/9/2031	130,000	103,092
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	273,000	170,170
Brighthouse Financial, Inc. 3.70%, 6/22/2027	25,000	23,108
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	238,040
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	10,000	9,580
3.05%, 12/15/2061	269,000	174,288
CNA Financial Corp.
3.90%, 5/1/2029	10,000	9,305
5.50%, 6/15/2033	126,000	123,085
Hanover Insurance Group, Inc. (The) 4.50%, 4/15/2026	432,000	419,379
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	668,000	584,312
Lincoln National Corp.
3.80%, 3/1/2028 (d)	269,000	246,671
3.05%, 1/15/2030 (d)	1,413,000	1,188,355
3.40%, 1/15/2031 (d)	674,000	568,451
7.00%, 6/15/2040	152,000	159,577
Loews Corp. 3.75%, 4/1/2026	414,000	398,695
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	98,000	91,751
3.70%, 3/16/2032	233,000	208,984
Markel Group, Inc.
3.35%, 9/17/2029	73,000	65,368
4.30%, 11/1/2047	157,000	121,161
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026	72,000	69,564
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
2.25%, 11/15/2030	1,794,000	1,480,948
MetLife, Inc.
6.38%, 6/15/2034	750,000	805,502
5.70%, 6/15/2035	831,000	850,593
4.13%, 8/13/2042	60,000	49,723
4.88%, 11/13/2043	586,000	534,323
4.05%, 3/1/2045	222,000	181,479
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	260,000	249,524
Principal Financial Group, Inc. 5.38%, 3/15/2033	50,000	49,501
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	42,301
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (b)	677,000	662,126
3.94%, 12/7/2049	731,000	561,450
3.70%, 3/13/2051	93,000	69,312
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	28,000	25,649
Selective Insurance Group, Inc. 5.38%, 3/1/2049	34,000	30,554
Travelers Cos., Inc. (The)
4.60%, 8/1/2043	127,000	114,141
3.05%, 6/8/2051	23,000	15,860
Willis North America, Inc. 3.60%, 5/15/2024	100,000	98,207
		12,956,753
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 8/15/2025	1,754,000	1,609,615
2.05%, 8/15/2050	742,000	443,971
Baidu, Inc. (China)
1.72%, 4/9/2026	946,000	857,060
2.38%, 10/9/2030	200,000	162,262
Meta Platforms, Inc. 4.45%, 8/15/2052	307,000	260,232
		3,333,140
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	203,000	166,721
Genpact Luxembourg SARL 1.75%, 4/10/2026	380,000	343,476
International Business Machines Corp.
4.50%, 2/6/2026	450,000	442,685
3.45%, 2/19/2026	150,000	143,790
4.40%, 7/27/2032	100,000	95,218
5.88%, 11/29/2032	1,233,000	1,307,978
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — continued
4.75%, 2/6/2033 (d)	150,000	146,316
4.00%, 6/20/2042	97,000	79,695
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	286,000	251,438
VeriSign, Inc. 2.70%, 6/15/2031	164,000	134,334
		3,111,651
Leisure Products — 0.0% ^
Brunswick Corp. 4.40%, 9/15/2032	30,000	25,752
Hasbro, Inc. 3.90%, 11/19/2029	227,000	206,163
		231,915
Life Sciences Tools & Services — 0.1%
Revvity, Inc. 2.55%, 3/15/2031	15,000	12,264
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	2,962,000	2,549,937
2.00%, 10/15/2031	225,000	181,232
		2,743,433
Machinery — 0.2%
CNH Industrial Capital LLC 5.45%, 10/14/2025	150,000	149,510
Cummins, Inc.
1.50%, 9/1/2030	76,000	61,084
2.60%, 9/1/2050 (d)	1,155,000	714,705
Dover Corp. 3.15%, 11/15/2025	645,000	613,933
Flowserve Corp. 2.80%, 1/15/2032	50,000	39,672
IDEX Corp. 3.00%, 5/1/2030	30,000	26,061
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	124,118
Otis Worldwide Corp. 2.29%, 4/5/2027	10,000	9,086
Parker-Hannifin Corp. 4.25%, 9/15/2027	150,000	145,632
Snap-on, Inc. 3.10%, 5/1/2050	256,000	180,748
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	1,434,000	1,364,910
Xylem, Inc. 4.38%, 11/1/2046	66,000	53,497
		3,482,956
Media — 0.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	330,000	273,782
6.83%, 10/23/2055	878,000	818,697
3.95%, 6/30/2062	1,095,000	659,190
Comcast Corp.
3.38%, 8/15/2025	372,000	359,586
3.95%, 10/15/2025	30,000	29,217
3.15%, 3/1/2026	489,000	466,987
3.30%, 2/1/2027	306,000	289,298
3.30%, 4/1/2027	30,000	28,301
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.40%, 8/15/2035	38,000	35,133
3.20%, 7/15/2036	445,000	359,597
3.25%, 11/1/2039	2,735,000	2,106,027
4.00%, 11/1/2049	491,000	391,019
2.80%, 1/15/2051	69,000	43,585
2.89%, 11/1/2051	250,000	159,750
Discovery Communications LLC 4.90%, 3/11/2026	150,000	147,364
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,071,889
Interpublic Group of Cos., Inc. (The) 2.40%, 3/1/2031	40,000	32,301
Omnicom Group, Inc.
2.45%, 4/30/2030	30,000	24,866
2.60%, 8/1/2031	435,000	355,879
Paramount Global
3.70%, 6/1/2028	30,000	26,858
4.20%, 5/19/2032 (d)	2,074,000	1,725,320
4.38%, 3/15/2043	541,000	372,663
Time Warner Cable LLC
6.55%, 5/1/2037	22,000	20,877
5.50%, 9/1/2041	92,000	75,441
		9,873,627
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	150,000	153,627
4.25%, 7/16/2029	20,000	18,941
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	63,000	65,941
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	148,601
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	763,000	708,758
5.45%, 3/15/2043	798,000	715,120
Newmont Corp.
2.25%, 10/1/2030	252,000	204,736
4.88%, 3/15/2042	2,000,000	1,797,820
5.45%, 6/9/2044	176,000	167,395
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	49,670
4.75%, 3/22/2042	274,000	253,842
Southern Copper Corp. (Mexico)
7.50%, 7/27/2035	423,000	479,856
6.75%, 4/16/2040	229,000	248,582
Steel Dynamics, Inc. 3.25%, 10/15/2050	39,000	25,196
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	10,000	8,767
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	100,000	87,631
6.88%, 11/21/2036	10,000	10,394
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	1,899,000	1,497,318
		6,642,195
Multi-Utilities — 0.5%
Ameren Corp. 1.75%, 3/15/2028	3,719,000	3,194,632
Avista Corp. 4.00%, 4/1/2052	172,000	131,338
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031 (d)	348,000	269,073
2.85%, 5/15/2051	517,000	320,316
Black Hills Corp.
3.95%, 1/15/2026	100,000	95,824
5.95%, 3/15/2028	996,000	1,010,599
2.50%, 6/15/2030	30,000	24,596
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	25,813
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	65,000	53,903
Series 12-A, 4.20%, 3/15/2042	23,000	19,153
3.70%, 11/15/2059	1,861,000	1,314,977
Consumers Energy Co.
3.95%, 5/15/2043	406,000	330,357
3.25%, 8/15/2046	160,000	114,922
3.10%, 8/15/2050	10,000	6,855
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	150,000	139,488
Series C, 3.38%, 4/1/2030	30,000	26,469
Series A, 4.35%, 8/15/2032	150,000	138,623
Series C, 4.05%, 9/15/2042	40,000	30,917
4.70%, 12/1/2044	249,000	209,163
DTE Energy Co. 2.95%, 3/1/2030	538,000	462,496
NiSource, Inc.
0.95%, 8/15/2025	10,000	9,164
3.49%, 5/15/2027	10,000	9,384
2.95%, 9/1/2029	30,000	26,399
5.40%, 6/30/2033	30,000	29,720
5.25%, 2/15/2043	283,000	262,872
NorthWestern Corp. 4.18%, 11/15/2044	54,000	43,121
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	414,449	358,795
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	84,000	66,059
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Sound Energy, Inc.
5.80%, 3/15/2040	80,000	79,220
3.25%, 9/15/2049	232,000	158,348
San Diego Gas & Electric Co. Series XXX, 3.00%, 3/15/2032	50,000	42,519
Sempra
5.50%, 8/1/2033	30,000	29,753
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	9,000	7,287
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	829,719
4.40%, 5/30/2047	100,000	80,580
		9,952,454
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2028	50,000	46,928
2.00%, 5/18/2032	229,000	173,464
3.55%, 3/15/2052	11,000	7,508
Boston Properties LP
3.20%, 1/15/2025	10,000	9,592
3.65%, 2/1/2026	150,000	141,332
2.75%, 10/1/2026	65,000	58,639
3.25%, 1/30/2031	660,000	537,368
2.55%, 4/1/2032	708,000	530,330
2.45%, 10/1/2033	532,000	376,837
Highwoods Realty LP 4.13%, 3/15/2028	158,000	142,059
Hudson Pacific Properties LP
5.95%, 2/15/2028	91,000	76,895
3.25%, 1/15/2030	814,000	552,746
Kilroy Realty LP
4.75%, 12/15/2028	50,000	45,028
2.65%, 11/15/2033	1,723,000	1,196,468
		3,895,194
Oil, Gas & Consumable Fuels — 1.7%
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	174,138
BP Capital Markets America, Inc.
3.80%, 9/21/2025	30,000	29,205
1.75%, 8/10/2030	150,000	121,652
2.72%, 1/12/2032	230,000	192,518
3.06%, 6/17/2041	25,000	18,301
3.00%, 2/24/2050	923,000	614,535
2.94%, 6/4/2051	198,000	129,430
3.00%, 3/17/2052	185,000	121,458
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	30,000	28,249
Canadian Natural Resources Ltd. (Canada)
2.05%, 7/15/2025	2,136,000	2,001,278
3.85%, 6/1/2027	30,000	28,389
2.95%, 7/15/2030	30,000	25,602
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	25,000	20,108
5.40%, 6/15/2047	183,000	164,442
Cheniere Energy, Inc. 4.63%, 10/15/2028	391,000	368,199
Chevron Corp.
1.55%, 5/11/2025	74,000	69,620
2.00%, 5/11/2027	10,000	9,064
Chevron USA, Inc. 0.69%, 8/12/2025	1,996,000	1,836,041
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	250,000	247,464
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025 (d)	401,000	388,098
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	275,000	283,942
Continental Resources, Inc. 4.38%, 1/15/2028	229,000	215,503
Devon Energy Corp.
4.50%, 1/15/2030	1,048,000	979,881
7.95%, 4/15/2032	30,000	34,041
Diamondback Energy, Inc.
3.13%, 3/24/2031	50,000	42,965
4.40%, 3/24/2051	53,000	41,166
6.25%, 3/15/2053	10,000	9,967
Enbridge, Inc. (Canada)
2.50%, 2/14/2025	50,000	47,767
2.50%, 8/1/2033	1,389,000	1,077,234
3.40%, 8/1/2051	10,000	6,717
Energy Transfer LP
4.75%, 1/15/2026	30,000	29,382
5.50%, 6/1/2027	150,000	149,146
4.95%, 6/15/2028	30,000	29,050
5.25%, 4/15/2029	1,000,000	976,561
5.75%, 2/15/2033	30,000	29,794
5.35%, 5/15/2045	851,000	727,162
6.25%, 4/15/2049	321,000	306,830
5.00%, 5/15/2050	299,000	246,046
Enterprise Products Operating LLC
4.45%, 2/15/2043	1,238,000	1,051,975
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	398,000	330,765
EOG Resources, Inc.
3.15%, 4/1/2025	1,115,000	1,078,465
4.15%, 1/15/2026	1,268,000	1,241,405
3.90%, 4/1/2035	30,000	26,508
Equinor ASA (Norway) 2.88%, 4/6/2025	897,000	865,330
Exxon Mobil Corp.
2.99%, 3/19/2025	297,000	287,562
3.29%, 3/19/2027	30,000	28,609
3.48%, 3/19/2030	1,000,000	925,141
4.11%, 3/1/2046	483,000	410,098
3.45%, 4/15/2051	230,000	171,065
Hess Corp. 7.30%, 8/15/2031	287,000	312,927
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037	105,000	104,904
6.95%, 1/15/2038	98,000	104,867
6.38%, 3/1/2041	250,000	247,268
Kinder Morgan, Inc.
2.00%, 2/15/2031	326,000	256,215
4.80%, 2/1/2033	2,001,000	1,865,056
5.55%, 6/1/2045	217,000	196,303
5.20%, 3/1/2048	842,000	725,342
Marathon Oil Corp.
4.40%, 7/15/2027	195,000	185,923
6.80%, 3/15/2032	98,000	102,158
Marathon Petroleum Corp.
5.13%, 12/15/2026	83,000	82,614
6.50%, 3/1/2041	170,000	173,613
MPLX LP
4.88%, 12/1/2024	185,000	182,639
5.20%, 3/1/2047	490,000	422,272
4.70%, 4/15/2048	165,000	132,486
Occidental Petroleum Corp.
5.50%, 12/1/2025	30,000	29,721
5.55%, 3/15/2026	30,000	29,739
8.50%, 7/15/2027	559,000	604,286
ONEOK, Inc.
4.55%, 7/15/2028	560,000	533,981
3.10%, 3/15/2030	27,000	23,177
4.45%, 9/1/2049	100,000	74,990
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	493,924
6.25%, 7/15/2033	28,000	27,940
Phillips 66 2.15%, 12/15/2030	250,000	202,530
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Phillips 66 Co. 3.75%, 3/1/2028	1,141,000	1,074,001
Pioneer Natural Resources Co. 1.13%, 1/15/2026	814,000	737,630
Plains All American Pipeline LP
3.55%, 12/15/2029	30,000	26,407
6.65%, 1/15/2037	36,000	36,536
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	150,688
4.20%, 3/15/2028	150,000	142,142
Targa Resources Partners LP
6.50%, 7/15/2027	450,000	452,456
4.00%, 1/15/2032	50,000	43,328
TC PipeLines LP
4.38%, 3/13/2025	400,000	389,953
3.90%, 5/25/2027	79,000	74,593
Tosco Corp. 8.13%, 2/15/2030	343,000	395,678
TotalEnergies Capital International SA (France)
2.43%, 1/10/2025	27,000	25,970
3.39%, 6/29/2060	180,000	124,468
TransCanada PipeLines Ltd. (Canada)
2.50%, 10/12/2031	225,000	179,264
4.75%, 5/15/2038	726,000	635,040
5.00%, 10/16/2043	20,000	17,322
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	272,000	226,413
Valero Energy Corp.
3.40%, 9/15/2026	648,000	612,685
2.80%, 12/1/2031	220,000	180,519
3.65%, 12/1/2051	504,000	343,782
Western Midstream Operating LP
4.75%, 8/15/2028	30,000	28,410
5.30%, 3/1/2048	624,000	510,723
Williams Cos., Inc. (The)
3.75%, 6/15/2027	1,037,000	976,392
8.75%, 3/15/2032 (f)	30,000	35,122
5.65%, 3/15/2033	75,000	75,277
5.40%, 3/4/2044	10,000	9,017
4.90%, 1/15/2045	143,000	121,819
3.50%, 10/15/2051	281,000	188,579
		33,166,957
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — 0.0% ^
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	200,000	199,777
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	361,434
		561,211
Passenger Airlines — 0.0% ^
Southwest Airlines Co.
5.13%, 6/15/2027	150,000	148,122
2.63%, 2/10/2030	30,000	25,324
		173,446
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028	300,000	292,748
2.38%, 12/1/2029	30,000	25,693
4.38%, 6/15/2045	64,000	54,898
Kenvue, Inc.
5.35%, 3/22/2026 (g)	300,000	301,492
5.05%, 3/22/2028 (g)	300,000	300,751
5.00%, 3/22/2030 (g)	330,000	330,124
4.90%, 3/22/2033 (g)	330,000	328,068
		1,633,774
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom)
1.75%, 5/28/2028	3,642,000	3,158,182
4.90%, 3/3/2030	30,000	29,835
AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	199,000	191,184
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	168,000	145,814
3.40%, 7/26/2029	30,000	27,769
1.45%, 11/13/2030	35,000	27,756
2.35%, 11/13/2040	100,000	67,441
3.25%, 8/1/2042	10,000	7,461
4.63%, 5/15/2044	27,000	24,452
4.25%, 10/26/2049	820,000	692,086
3.90%, 3/15/2062	300,000	227,345
Eli Lilly & Co.
4.70%, 2/27/2033	150,000	149,650
2.25%, 5/15/2050	2,409,000	1,483,736
2.50%, 9/15/2060	336,000	199,892
Johnson & Johnson
0.55%, 9/1/2025	2,426,000	2,222,193
2.95%, 3/3/2027	92,000	87,091
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
0.95%, 9/1/2027	149,000	129,878
3.40%, 1/15/2038	267,000	226,524
2.10%, 9/1/2040	160,000	109,404
3.70%, 3/1/2046	302,000	250,773
Merck & Co., Inc.
1.70%, 6/10/2027	613,000	549,535
3.40%, 3/7/2029	785,000	730,721
3.60%, 9/15/2042	10,000	8,165
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,519
Pfizer, Inc.
3.00%, 12/15/2026	10,000	9,469
3.60%, 9/15/2028 (d)	835,000	795,040
3.45%, 3/15/2029	220,000	206,245
1.75%, 8/18/2031	325,000	261,419
4.00%, 12/15/2036	318,000	288,411
Royalty Pharma plc
1.75%, 9/2/2027	989,000	853,289
3.30%, 9/2/2040	80,000	55,017
3.55%, 9/2/2050	47,000	30,650
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	894,000	735,116
3.03%, 7/9/2040	500,000	362,583
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	120,000	94,938
Viatris, Inc.
2.30%, 6/22/2027	450,000	393,535
3.85%, 6/22/2040	1,108,000	774,987
4.00%, 6/22/2050	795,000	526,141
Wyeth LLC 5.95%, 4/1/2037	557,000	596,066
Zoetis, Inc. 2.00%, 5/15/2030	30,000	24,704
		16,784,016
Professional Services — 0.1%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	15,000	11,951
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	30,000	25,861
Equifax, Inc. 2.35%, 9/15/2031	390,000	305,928
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	606,000	575,669
Verisk Analytics, Inc. 5.75%, 4/1/2033	30,000	30,591
		950,000
Real Estate Management & Development — 0.0% ^
CBRE Services, Inc. 2.50%, 4/1/2031	22,000	17,647
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — 0.1%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	215,375
AvalonBay Communities, Inc.
3.50%, 11/15/2024	178,000	173,938
2.30%, 3/1/2030	516,000	431,190
2.45%, 1/15/2031	32,000	26,597
Camden Property Trust 4.10%, 10/15/2028	245,000	233,206
ERP Operating LP 4.15%, 12/1/2028	427,000	406,611
Essex Portfolio LP
1.70%, 3/1/2028	16,000	13,574
4.50%, 3/15/2048	109,000	85,293
Spirit Realty LP 3.20%, 1/15/2027	276,000	251,342
Sun Communities Operating LP
2.70%, 7/15/2031	90,000	71,464
4.20%, 4/15/2032	130,000	114,283
UDR, Inc. 3.00%, 8/15/2031	222,000	186,254
		2,209,127
Retail REITs — 0.0% ^
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	264,345
Realty Income Corp. 0.75%, 3/15/2026	11,000	9,771
		274,116
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.
2.10%, 10/1/2031	150,000	122,511
2.80%, 10/1/2041	95,000	67,396
2.95%, 10/1/2051	189,000	126,728
Applied Materials, Inc. 2.75%, 6/1/2050	243,000	165,398
Broadcom, Inc.
4.11%, 9/15/2028	46,000	43,270
4.30%, 11/15/2032	47,000	42,471
3.14%, 11/15/2035 (g)	200,000	152,465
3.19%, 11/15/2036 (g)	10,000	7,516
4.93%, 5/15/2037 (g)	1,104,000	993,067
3.50%, 2/15/2041 (g)	350,000	256,171
Intel Corp.
3.15%, 5/11/2027	30,000	28,087
2.45%, 11/15/2029	30,000	26,035
4.15%, 8/5/2032	150,000	141,091
2.80%, 8/12/2041	1,570,000	1,088,219
4.25%, 12/15/2042	2,000,000	1,687,629
3.73%, 12/8/2047	20,000	15,127
5.70%, 2/10/2053	255,000	252,395
KLA Corp. 3.30%, 3/1/2050	289,000	207,516
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Lam Research Corp.
3.75%, 3/15/2026	30,000	29,084
2.88%, 6/15/2050	20,000	13,362
Marvell Technology, Inc. 2.45%, 4/15/2028	150,000	131,768
Micron Technology, Inc.
4.98%, 2/6/2026	507,000	499,512
3.48%, 11/1/2051	100,000	64,720
NXP BV (China)
4.30%, 6/18/2029	30,000	28,105
2.65%, 2/15/2032	125,000	100,054
3.25%, 5/11/2041	1,261,000	896,873
QUALCOMM, Inc.
5.40%, 5/20/2033 (d)	30,000	31,043
4.50%, 5/20/2052	10,000	8,712
Skyworks Solutions, Inc. 1.80%, 6/1/2026	13,000	11,655
Texas Instruments, Inc.
2.90%, 11/3/2027	1,758,000	1,634,989
2.70%, 9/15/2051	30,000	19,795
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,030,000	926,659
		9,819,423
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	30,000	27,541
Microsoft Corp.
3.30%, 2/6/2027	150,000	144,120
3.50%, 2/12/2035	146,000	132,681
4.20%, 11/3/2035	182,000	175,739
2.53%, 6/1/2050	520,000	343,692
4.00%, 2/12/2055	1,111,000	970,918
Oracle Corp.
2.50%, 4/1/2025	700,000	666,648
2.95%, 5/15/2025	951,000	910,460
2.80%, 4/1/2027	30,000	27,550
3.25%, 11/15/2027	688,000	637,422
3.65%, 3/25/2041	30,000	22,625
4.00%, 7/15/2046	200,000	149,963
3.60%, 4/1/2050	1,222,000	841,291
3.95%, 3/25/2051	2,119,000	1,545,269
5.55%, 2/6/2053	10,000	9,294
3.85%, 4/1/2060	10,000	6,777
4.10%, 3/25/2061	298,000	211,671
Roper Technologies, Inc.
1.00%, 9/15/2025	200,000	183,138
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
1.40%, 9/15/2027	30,000	25,982
2.95%, 9/15/2029	30,000	26,505
1.75%, 2/15/2031	79,000	61,958
Salesforce, Inc.
1.50%, 7/15/2028	30,000	25,803
1.95%, 7/15/2031	3,211,000	2,611,690
VMware, Inc.
3.90%, 8/21/2027	190,000	178,818
1.80%, 8/15/2028	100,000	83,808
2.20%, 8/15/2031	156,000	121,398
Workday, Inc. 3.70%, 4/1/2029	250,000	230,931
		10,373,692
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	30,000	28,117
2.75%, 1/15/2027	130,000	118,794
3.65%, 3/15/2027	30,000	28,157
3.55%, 7/15/2027	18,000	16,687
3.60%, 1/15/2028	30,000	27,673
5.50%, 3/15/2028	30,000	29,862
5.25%, 7/15/2028	30,000	29,534
Crown Castle, Inc.
3.65%, 9/1/2027	150,000	139,758
3.80%, 2/15/2028	20,000	18,609
4.80%, 9/1/2028	30,000	29,126
4.30%, 2/15/2029	56,000	52,628
3.10%, 11/15/2029	920,000	800,501
2.25%, 1/15/2031	185,000	148,405
2.10%, 4/1/2031	350,000	275,713
2.90%, 4/1/2041	430,000	289,645
3.25%, 1/15/2051	1,000,000	650,103
Equinix, Inc.
2.63%, 11/18/2024	392,000	377,836
2.50%, 5/15/2031	566,000	459,049
3.90%, 4/15/2032	125,000	111,224
3.00%, 7/15/2050	42,000	26,368
Extra Space Storage LP
2.20%, 10/15/2030	139,000	110,885
2.35%, 3/15/2032	10,000	7,771
Public Storage Operating Co. 1.50%, 11/9/2026	200,000	179,976
		3,956,421
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — 0.3%
AutoNation, Inc.
1.95%, 8/1/2028	225,000	186,368
4.75%, 6/1/2030	30,000	27,914
3.85%, 3/1/2032	150,000	126,866
AutoZone, Inc.
4.00%, 4/15/2030	275,000	254,556
5.20%, 8/1/2033	30,000	29,307
Best Buy Co., Inc. 1.95%, 10/1/2030	30,000	24,038
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	403,000	261,477
Home Depot, Inc. (The)
2.13%, 9/15/2026	500,000	461,105
2.80%, 9/14/2027	1,000,000	928,589
1.88%, 9/15/2031	50,000	40,206
3.50%, 9/15/2056	1,023,000	749,184
Lowe's Cos., Inc.
5.15%, 7/1/2033	30,000	29,645
4.38%, 9/15/2045	557,000	457,175
4.05%, 5/3/2047	191,000	149,036
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	401,778
Ross Stores, Inc. 0.88%, 4/15/2026	150,000	133,848
TJX Cos., Inc. (The)
1.15%, 5/15/2028 (d)	859,000	729,826
3.88%, 4/15/2030	238,000	224,545
Tractor Supply Co. 5.25%, 5/15/2033	10,000	9,780
		5,225,243
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
1.13%, 5/11/2025	350,000	327,436
3.20%, 5/13/2025	29,000	28,133
0.70%, 2/8/2026	1,780,000	1,609,656
3.00%, 11/13/2027	30,000	28,153
1.20%, 2/8/2028	30,000	25,912
3.25%, 8/8/2029	30,000	27,901
2.20%, 9/11/2029	30,000	26,223
2.38%, 2/8/2041	1,168,000	834,228
3.45%, 2/9/2045	2,180,000	1,762,485
4.38%, 5/13/2045	2,104,000	1,934,822
2.95%, 9/11/2049	10,000	7,135
2.65%, 5/11/2050	176,000	117,195
2.65%, 2/8/2051	243,000	161,064
2.55%, 8/20/2060	163,000	102,453
2.85%, 8/5/2061	10,000	6,470
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC
5.85%, 7/15/2025	200,000	200,349
4.90%, 10/1/2026	250,000	245,380
5.25%, 2/1/2028	150,000	149,651
3.38%, 12/15/2041 (g)	458,000	321,892
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (f)	150,000	147,982
1.75%, 4/1/2026	27,000	24,630
HP, Inc.
3.00%, 6/17/2027	23,000	21,141
2.65%, 6/17/2031	303,000	244,509
5.50%, 1/15/2033	150,000	145,605
NetApp, Inc. 2.70%, 6/22/2030	30,000	25,009
Western Digital Corp. 2.85%, 2/1/2029	408,000	328,671
		8,854,085
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/1/2026	10,000	9,263
3.38%, 11/1/2046	22,000	17,011
PVH Corp. 4.63%, 7/10/2025	351,000	339,501
Ralph Lauren Corp. 3.75%, 9/15/2025	543,000	525,963
Tapestry, Inc. 4.13%, 7/15/2027	188,000	175,543
VF Corp. 2.95%, 4/23/2030 (d)	205,000	170,142
		1,237,423
Tobacco — 0.3%
Altria Group, Inc.
2.45%, 2/4/2032	12,000	9,364
3.40%, 2/4/2041	56,000	38,103
5.38%, 1/31/2044	658,000	611,936
3.88%, 9/16/2046	50,000	34,397
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	248,000	213,421
3.46%, 9/6/2029	250,000	218,010
4.39%, 8/15/2037	1,662,000	1,313,798
4.76%, 9/6/2049	216,000	160,027
3.98%, 9/25/2050	30,000	19,821
Philip Morris International, Inc.
3.25%, 11/10/2024	1,737,000	1,691,437
3.38%, 8/15/2029	40,000	35,956
4.88%, 11/15/2043	449,000	394,534
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tobacco — continued
4.25%, 11/10/2044	239,000	193,350
Reynolds American, Inc. (United Kingdom) 5.70%, 8/15/2035	30,000	27,693
		4,961,847
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 4.25%, 9/15/2024	306,000	300,209
WW Grainger, Inc. 1.85%, 2/15/2025	121,000	114,989
		415,198
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	870,000	797,730
6.59%, 10/15/2037	275,000	305,803
Essential Utilities, Inc. 4.28%, 5/1/2049	127,000	98,871
		1,202,404
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	934,000	855,064
Rogers Communications, Inc. (Canada)
2.95%, 3/15/2025	315,000	300,231
2.90%, 11/15/2026	392,000	360,932
3.20%, 3/15/2027	82,000	75,745
3.80%, 3/15/2032	93,000	79,492
5.00%, 3/15/2044	339,000	287,814
T-Mobile USA, Inc.
2.63%, 4/15/2026	150,000	139,384
4.75%, 2/1/2028	203,000	197,320
2.55%, 2/15/2031	377,000	310,537
2.88%, 2/15/2031	215,000	180,938
2.25%, 11/15/2031	2,007,000	1,591,877
4.38%, 4/15/2040	1,503,000	1,289,850
3.00%, 2/15/2041	3,674,000	2,589,865
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	1,776,000	1,742,722
		10,001,771
Total Corporate Bonds (Cost $509,419,698)		494,521,780
Commercial Mortgage-Backed Securities — 1.9%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	20,917	20,042
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	55,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	51,393
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	122,305
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	18,527
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (e)	180,000	161,527
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	86,070
Series 2018-BN13, Class C, 4.68%, 8/15/2061 (e)	500,000	357,943
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	224,954
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	414,790
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	403,072
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	18,670
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	37,657
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (e)	50,000	45,732
Series 2018-B2, Class B, 4.43%, 2/15/2051 (e)	20,000	16,755
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	103,037
Series 2018-B6, Class A2, 4.20%, 10/10/2051	33,065	32,746
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	36,819
Series 2019-B11, Class A2, 3.41%, 5/15/2052	207,429	201,934
Series 2020-B16, Class AM, 2.94%, 2/15/2053 (e)	180,000	147,951
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	486,769
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	383,643
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	62,136
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	17,008	16,190
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (e)	30,000	26,313
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-CD7, Class A3, 4.01%, 8/15/2051	397,874	363,852
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	27,639
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	12,140	11,690
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	2,312	2,299
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (e)	30,000	28,707
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (e)	40,000	37,201
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	50,975	49,102
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	860,835
Commercial Mortgage Trust
Series 2013-CR13, Class B, 5.03%, 11/10/2046 (e)	364,000	359,457
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (e)	40,000	38,644
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	36,746	35,941
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	113,898	110,786
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	239,804
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (e)	30,000	28,366
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	28,675
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	288,799
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	28,604
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	25,795
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	192,270
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	18,568
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	18,189
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K725, Class AM, 3.10%, 2/25/2024 (e)	50,000	49,297
Series K728, Class A2, 3.06%, 8/25/2024 (e)	48,161	47,084
Series K040, Class A2, 3.24%, 9/25/2024	70,000	68,344
Series K731, Class A2, 3.60%, 2/25/2025 (e)	45,357	44,197
Series K733, Class A2, 3.75%, 8/25/2025	497,761	483,209
Series K051, Class A2, 3.31%, 9/25/2025	40,000	38,562
Series K054, Class A2, 2.75%, 1/25/2026	1,000,000	947,167
Series K734, Class A2, 3.21%, 2/25/2026	370,000	354,065
Series K056, Class A2, 2.53%, 5/25/2026	1,000,000	936,993
Series K735, Class A2, 2.86%, 5/25/2026	49,230	46,543
Series K057, Class A2, 2.57%, 7/25/2026	63,000	58,998
Series K063, Class A1, 3.05%, 8/25/2026	26,977	25,951
Series K059, Class A2, 3.12%, 9/25/2026 (e)	2,000,000	1,894,157
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	951,673
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	944,111
Series K072, Class A2, 3.44%, 12/25/2027	400,000	377,883
Series K092, Class A1, 3.13%, 10/25/2028	1,807,228	1,714,886
Series K084, Class A2, 3.78%, 10/25/2028 (e)	500,000	476,530
Series K087, Class A2, 3.77%, 12/25/2028	2,000,000	1,905,224
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	937,868
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,765,065
Series K096, Class A2, 2.52%, 7/25/2029	295,000	260,883
Series K099, Class A2, 2.60%, 9/25/2029	400,000	353,980
Series K100, Class A2, 2.67%, 9/25/2029	400,000	355,023
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K102, Class A2, 2.54%, 10/25/2029	400,000	352,012
Series K113, Class A2, 1.34%, 6/25/2030	700,000	561,576
Series K158, Class A1, 3.90%, 7/25/2030	1,124,830	1,081,892
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,011,698
Series K159, Class A2, 3.95%, 11/25/2030 (e)	400,000	377,987
Series K123, Class A2, 1.62%, 12/25/2030	500,000	402,530
Series K125, Class A2, 1.85%, 1/25/2031	300,000	244,720
Series K127, Class A2, 2.11%, 1/25/2031	600,000	498,701
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	66,280
Series K155, Class A3, 3.75%, 4/25/2033	545,000	499,919
Series K157, Class A2, 3.99%, 5/25/2033 (e)	250,000	237,176
Series K156, Class A3, 3.70%, 6/25/2033 (e)	91,000	83,092
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	127,087
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	266,888
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	328,293
Series K-1518, Class A2, 1.86%, 10/25/2035	1,100,000	794,537
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	11,296	11,214
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	3,001	2,969
Series 2017-M10, Class AV2, 2.62%, 7/25/2024 (e)	40,337	39,506
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (e)	150,769	140,013
Series 2017-M2, Class A2, 2.90%, 2/25/2027 (e)	289,977	271,575
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (e)	279,052	261,798
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (e)	133,227	124,977
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (e)	1,000,744	925,743
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	40,000	37,635
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	429,559	407,415
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (e)	74,744	70,810
Series 2019-M22, Class A2, 2.52%, 8/25/2029	581,159	513,697
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (e)	700,000	562,346
GS Mortgage Securities Trust
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	4,308	4,258
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (e)	170,000	159,007
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,839	35,903
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	23,815
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (e)	200,000	186,114
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	225,173
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.10%, 7/15/2045 (e)	23,955	21,534
Series 2015-C29, Class B, 4.12%, 5/15/2048 (e)	40,000	36,726
Series 2015-C31, Class A3, 3.80%, 8/15/2048	552,527	528,125
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	557,773
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (e)	20,000	16,023
Series 2017-C5, Class B, 4.01%, 3/15/2050 (e)	20,000	15,363
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	37,658
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	17,612	17,091
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	38,008
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	410,187
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	275,483
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	504,964
Series 2017-H1, Class C, 4.28%, 6/15/2050 (e)	25,000	21,513
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	46,339
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	86,748
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	643,140
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	32,414	30,945
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (e)	70,000	61,951
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (e)	50,000	44,738
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	28,047	26,888
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,120
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	114,699
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	459,519
Series 2018-C45, Class A3, 3.92%, 6/15/2051	38,984	36,068
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	436,478
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	429,960
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	108,066
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	202,883
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 9/15/2057	31,287	30,473
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,170
Total Commercial Mortgage-Backed Securities (Cost $41,136,300)		37,586,488
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 1.7%
Canada Government Bond 1.63%, 1/22/2025	20,000	19,069
Export Development Canada 3.00%, 5/25/2027	105,000	99,622
Export-Import Bank of Korea
2.38%, 6/25/2024	490,000	477,711
0.75%, 9/21/2025	215,000	195,895
1.13%, 12/29/2026	200,000	174,621
1.25%, 9/21/2030	215,000	168,390
Hungary Government Bond 7.63%, 3/29/2041	298,000	328,942
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	394,589
5.38%, 6/15/2033	387,000	380,055
3.88%, 5/6/2051	80,000	56,240
Japan Bank for International Cooperation
0.50%, 4/15/2024 (d)	200,000	193,767
3.00%, 5/29/2024	201,000	196,992
1.75%, 10/17/2024	55,000	52,717
2.13%, 2/10/2025	5,000	4,772
2.50%, 5/28/2025	220,000	209,662
2.75%, 1/21/2026	1,001,000	949,976
2.38%, 4/20/2026	250,000	233,866
2.25%, 11/4/2026	1,380,000	1,270,850
2.88%, 6/1/2027	202,000	188,539
2.88%, 7/21/2027	218,000	203,325
2.75%, 11/16/2027	60,000	55,466
3.50%, 10/31/2028	450,000	424,614
1.25%, 1/21/2031	208,000	163,640
1.88%, 4/15/2031	65,000	53,276
Japan International Cooperation Agency
2.13%, 10/20/2026	1,098,000	1,006,090
2.75%, 4/27/2027	65,000	60,317
3.38%, 6/12/2028	876,000	822,921
1.00%, 7/22/2030	710,000	553,645
Oriental Republic of Uruguay
4.38%, 10/27/2027	166,000	165,362
4.38%, 1/23/2031 (d)	202,000	198,832
5.75%, 10/28/2034 (d)	76,000	81,709
4.13%, 11/20/2045	805,000	710,429
Province of Alberta
1.00%, 5/20/2025	663,000	617,422
3.30%, 3/15/2028	100,000	94,752
Province of British Columbia
1.75%, 9/27/2024	1,056,000	1,015,181
2.25%, 6/2/2026	354,000	331,246
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.90%, 7/20/2026	705,000	633,403
Province of Ontario
2.50%, 4/27/2026	311,000	293,251
2.30%, 6/15/2026 (d)	490,000	458,488
1.05%, 5/21/2027	10,000	8,778
2.00%, 10/2/2029	175,000	152,325
2.13%, 1/21/2032 (d)	212,000	177,286
Province of Quebec
2.88%, 10/16/2024	141,000	137,007
1.50%, 2/11/2025	789,000	747,839
0.60%, 7/23/2025	1,464,000	1,348,726
2.50%, 4/20/2026	99,000	93,431
Republic of Chile
3.13%, 1/21/2026	190,000	181,643
2.45%, 1/31/2031	1,543,000	1,311,573
2.55%, 1/27/2032	70,000	58,771
2.55%, 7/27/2033	541,000	435,279
3.10%, 5/7/2041	1,384,000	1,009,905
4.34%, 3/7/2042 (d)	370,000	318,542
Republic of Indonesia
4.15%, 9/20/2027	247,000	238,460
3.85%, 10/15/2030	249,000	230,375
4.35%, 1/11/2048	785,000	671,527
5.65%, 1/11/2053	55,000	56,179
Republic of Panama
8.88%, 9/30/2027	654,000	734,312
3.88%, 3/17/2028	256,000	240,739
2.25%, 9/29/2032	1,500,000	1,138,962
6.70%, 1/26/2036	78,000	81,870
6.85%, 3/28/2054	615,000	629,267
Republic of Peru
2.39%, 1/23/2026 (d)	305,000	285,700
4.13%, 8/25/2027	70,000	67,793
8.75%, 11/21/2033	10,000	12,439
3.23%, 7/28/2121	335,000	193,628
Republic of Philippines
7.50%, 9/25/2024	717,333	724,612
10.63%, 3/16/2025	190,000	205,244
5.17%, 10/13/2027	90,000	90,749
9.50%, 2/2/2030	304,000	376,175
5.00%, 7/17/2033	80,000	80,001
2.95%, 5/5/2045	1,282,000	887,251
3.20%, 7/6/2046	201,000	142,930
4.20%, 3/29/2047	70,000	58,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Poland
3.25%, 4/6/2026	100,000	95,719
5.50%, 11/16/2027	50,000	50,862
5.75%, 11/16/2032	18,000	18,721
5.50%, 4/4/2053	309,000	300,503
State of Israel Government Bond 2.75%, 7/3/2030	305,000	266,282
Svensk Exportkredit AB
0.38%, 7/30/2024	375,000	357,874
0.63%, 10/7/2024	100,000	94,833
United Mexican States
4.50%, 4/22/2029	457,000	441,166
3.25%, 4/16/2030	505,000	447,135
2.66%, 5/24/2031	500,000	414,109
4.75%, 4/27/2032	750,000	711,088
3.50%, 2/12/2034	250,000	207,597
6.75%, 9/27/2034	335,000	359,235
6.35%, 2/9/2035	500,000	518,717
4.28%, 8/14/2041	565,000	456,328
4.75%, 3/8/2044	34,000	28,521
5.00%, 4/27/2051 (d)	300,000	254,323
4.40%, 2/12/2052	670,000	515,858
6.34%, 5/4/2053	60,000	60,064
3.77%, 5/24/2061	1,810,000	1,190,230
Total Foreign Government Securities (Cost $34,809,280)		33,456,757
Supranational — 1.3%
African Development Bank (Supranational)
3.38%, 7/7/2025	354,000	344,192
0.88%, 3/23/2026	127,000	115,274
0.88%, 7/22/2026	440,000	395,150
4.38%, 11/3/2027	65,000	64,823
Asian Development Bank (Supranational)
0.63%, 10/8/2024	1,153,000	1,096,066
1.50%, 10/18/2024	450,000	431,432
0.38%, 9/3/2025	1,927,000	1,762,769
0.50%, 2/4/2026	885,000	799,859
1.00%, 4/14/2026	998,000	908,346
1.25%, 6/9/2028	1,870,000	1,618,662
5.82%, 6/16/2028	80,000	84,439
Asian Infrastructure Investment Bank (The) (Supranational)
0.50%, 10/30/2024	120,000	113,354
0.50%, 5/28/2025	50,000	46,143
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Corp. Andina de Fomento (Supranational)
1.63%, 9/23/2025 (d)	1,232,000	1,139,148
2.25%, 2/8/2027 (d)	123,000	110,791
Council of Europe Development Bank (Supranational) 1.38%, 2/27/2025 (d)	281,000	265,868
European Bank for Reconstruction & Development (Supranational) 0.50%, 5/19/2025	201,000	186,060
European Investment Bank (Supranational)
1.88%, 2/10/2025	479,000	457,360
1.63%, 3/14/2025	815,000	773,490
0.38%, 12/15/2025	2,320,000	2,101,195
0.38%, 3/26/2026	3,057,000	2,743,683
2.13%, 4/13/2026	375,000	351,702
1.63%, 10/9/2029	130,000	111,864
0.88%, 5/17/2030	455,000	365,659
3.63%, 7/15/2030	35,000	33,567
0.75%, 9/23/2030	171,000	134,912
Inter-American Development Bank (Supranational)
3.25%, 7/1/2024	30,000	29,462
1.75%, 3/14/2025	55,000	52,279
0.88%, 4/3/2025	10,000	9,362
7.00%, 6/15/2025	91,000	93,626
0.88%, 4/20/2026	115,000	104,228
2.00%, 6/2/2026	536,000	499,069
4.00%, 1/12/2028	350,000	344,134
1.13%, 7/20/2028	79,000	67,747
3.50%, 9/14/2029	15,000	14,356
3.20%, 8/7/2042	1,145,000	934,827
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	470,000	454,327
1.63%, 1/15/2025	30,000	28,594
2.13%, 3/3/2025	90,000	86,111
0.75%, 3/11/2025	98,000	91,781
0.63%, 4/22/2025	550,000	511,739
0.38%, 7/28/2025	1,239,000	1,137,335
2.50%, 7/29/2025	1,296,000	1,239,308
0.50%, 10/28/2025	70,000	63,865
3.13%, 11/20/2025	85,000	81,958
0.88%, 7/15/2026	130,000	117,057
2.50%, 11/22/2027	44,000	40,782
0.75%, 11/24/2027	31,000	26,657
1.38%, 4/20/2028	85,000	74,336
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
3.50%, 7/12/2028	575,000	553,131
1.13%, 9/13/2028	2,600,000	2,221,850
3.88%, 2/14/2030 (d)	1,000,000	973,439
2.50%, 3/29/2032	30,000	26,325
4.75%, 2/15/2035	162,000	165,706
International Finance Corp. (Supranational)
2.13%, 4/7/2026	5,000	4,690
0.75%, 10/8/2026	56,000	49,854
0.75%, 8/27/2030	65,000	51,100
Nordic Investment Bank (Supranational) 2.63%, 4/4/2025	55,000	52,916
Total Supranational (Cost $27,842,896)		26,757,759
U.S. Government Agency Securities — 1.2%
FFCB Funding Corp.
0.39%, 6/17/2024	662,000	635,041
0.57%, 7/2/2024	45,000	43,137
0.88%, 11/18/2024	32,000	30,319
0.69%, 7/22/2025	225,000	206,706
0.57%, 8/12/2025	150,000	137,305
0.61%, 8/25/2025	50,000	45,715
0.53%, 9/29/2025	50,000	45,311
0.60%, 11/24/2025	283,000	256,389
0.75%, 12/16/2026	100,000	87,373
0.69%, 2/2/2027	245,000	213,482
1.30%, 3/30/2027	820,000	724,246
0.79%, 6/21/2027	110,000	94,966
0.84%, 2/2/2028	50,000	42,328
1.12%, 9/1/2028	35,000	29,448
1.10%, 8/10/2029	39,000	31,700
1.23%, 9/10/2029	35,000	28,616
1.68%, 4/29/2030	55,000	45,305
1.23%, 7/29/2030	194,000	153,751
1.15%, 8/12/2030	93,000	73,278
1.24%, 9/3/2030	129,000	101,868
1.32%, 9/9/2030	373,000	296,249
1.24%, 12/23/2030	120,000	93,724
1.38%, 1/14/2031	135,000	106,374
1.30%, 2/3/2031	125,000	97,253
2.23%, 3/12/2035	12,000	9,020
1.69%, 8/20/2035	11,000	7,682
FHLB
2.50%, 2/13/2024	565,000	557,382
2.75%, 6/28/2024	75,000	73,356
1.50%, 8/15/2024	2,235,000	2,154,214
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.88%, 9/13/2024	430,000	418,881
2.75%, 12/13/2024	325,000	314,691
2.38%, 3/14/2025	325,000	311,729
0.50%, 4/14/2025	1,895,000	1,761,775
0.38%, 9/4/2025	100,000	91,458
0.58%, 2/11/2026	65,000	58,438
0.92%, 2/26/2027	150,000	131,654
3.25%, 6/9/2028	1,000,000	950,706
3.25%, 11/16/2028	770,000	732,247
2.13%, 9/14/2029	125,000	109,392
5.50%, 7/15/2036	35,000	38,556
FHLMC
0.38%, 7/21/2025	300,000	275,656
0.38%, 9/23/2025	514,000	468,989
0.60%, 9/30/2025	59,000	53,904
0.63%, 10/27/2025	300,000	274,410
0.70%, 12/23/2025	56,000	50,920
0.80%, 10/27/2026	151,000	133,772
0.90%, 10/13/2027	65,000	56,008
3.84%, 12/14/2029 (h)	2,086,000	1,578,399
6.75%, 3/15/2031	458,000	527,296
6.25%, 7/15/2032	726,000	828,178
4.56%, 11/15/2038 (h)	641,000	313,425
3.46%, 11/15/2038 (h)	918,000	448,797
FNMA
1.75%, 7/2/2024	75,000	72,732
2.63%, 9/6/2024	1,088,000	1,059,661
0.65%, 8/14/2025	290,000	266,567
0.38%, 8/25/2025	300,000	274,665
0.50%, 11/7/2025	46,000	41,912
0.56%, 11/17/2025	290,000	262,494
2.13%, 4/24/2026	25,000	23,431
1.88%, 9/24/2026	1,231,000	1,137,446
0.75%, 10/8/2027	450,000	389,208
6.25%, 5/15/2029	310,000	339,525
7.13%, 1/15/2030	31,000	35,692
7.25%, 5/15/2030	14,000	16,339
0.88%, 8/5/2030	961,000	762,583
6.63%, 11/15/2030	55,000	62,617
Israel Government AID Bond (Israel) 5.50%, 9/18/2023	473,000	472,931
Tennessee Valley Authority
2.88%, 9/15/2024	37,000	36,052
7.13%, 5/1/2030	166,000	189,776
4.70%, 7/15/2033	1,907,000	1,917,894
6.15%, 1/15/2038	35,000	39,480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
5.25%, 9/15/2039	80,000	82,324
4.25%, 9/15/2065	572,000	495,968
Total U.S. Government Agency Securities (Cost $25,339,912)		24,330,116
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.20%, 6/15/2028	117,096	105,989
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	774,096
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	194,341
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	726,809
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	366,913
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	335,249
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	95,396
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	868,214	765,701
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	726,187
Evergy Metro, Inc., 4.20%, 3/15/2048	199,000	161,936
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	547,681
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	566,932
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.58%, 1/16/2026	500,000	482,082
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	600,000	582,065
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	851,141	808,714
Series 2023-1, Class A, 5.80%, 1/15/2036	100,000	99,698
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	965,803
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	181,241
Total Asset-Backed Securities (Cost $8,611,781)		8,486,833
Municipal Bonds — 0.3% (i)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	613,259
California — 0.1%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	45,693
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	113,611
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	704,023
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	166,868
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	331,788
Los Angeles Unified School District, Build America Bonds
Series 2009 KRY, GO, 5.75%, 7/1/2034 (d)	20,000	20,701
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	116,014
Regents of the University of California Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	46,000
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	90,437
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	280,612
GO, 7.55%, 4/1/2039	400,000	491,953
Total California		2,407,700
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	78,728
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	120,538
Georgia — 0.0% ^
Municipal Electric Authority of Georgia Series 2010A, Rev., 7.06%, 4/1/2057	48,000	49,980
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,811
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	57,933
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	52,205
State of Illinois GO, 5.10%, 6/1/2033	410,000	397,612
Total Illinois		530,561
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	36,228
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,483
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	306,196
Total New Jersey		343,679
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	113,704
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	30,720
Texas — 0.1%
Dallas Area Rapid Transit, Senior Lien, Sales Tax Series 2021A, Rev., 2.61%, 12/1/2048	100,000	67,077
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	70,452
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	265,115
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,602
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	125,297
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	240,857
Total Texas		812,400
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	665,402
Total Municipal Bonds (Cost $7,205,942)		5,802,899
	SHARES
Short-Term Investments — 9.3%
Investment Companies — 8.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (j) (k) (Cost $172,100,666)	172,100,666	172,100,666
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (j) (k)	10,990,747	10,992,945
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (j) (k)	3,521,611	3,521,611
Total Investment of Cash Collateral from Securities Loaned (Cost $14,514,556)		14,514,556
Total Short-Term Investments (Cost $186,615,222)		186,615,222
Total Investments — 108.4% (Cost $2,301,687,295)		2,168,685,322
Liabilities in Excess of Other Assets — (8.4)%		(168,571,208)
NET ASSETS — 100.0%		2,000,114,114

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
OYJ	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $965,818 or 0.05% of the
Fund’s net assets as of August 31, 2023.

(d)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $13,939,821.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	The rate shown is the effective yield as of August 31, 2023.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	145,639	143,134
3.63%, 4/15/2028	150,914	160,749
U.S. Treasury Inflation Indexed Notes
0.63%, 1/15/2024	453,748	447,692
0.25%, 1/15/2025	376,146	361,492
0.63%, 1/15/2026	346,699	330,600
0.38%, 1/15/2027	334,716	313,362
0.13%, 4/15/2027	398,749	368,726
0.38%, 7/15/2027	354,230	331,306
0.75%, 7/15/2028	314,812	296,808
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	257,364	254,411
2.00%, 1/15/2026	169,097	166,412
2.38%, 1/15/2027	163,398	163,446
U.S. Treasury Inflation Linked Notes
0.50%, 4/15/2024	263,725	258,063
0.13%, 7/15/2024	424,037	412,663
0.13%, 10/15/2024	366,277	354,094
0.13%, 4/15/2025	298,849	285,024
0.38%, 7/15/2025	425,864	408,164
0.13%, 10/15/2025	364,526	346,068
0.13%, 4/15/2026	293,184	274,969
0.13%, 7/15/2026	344,948	323,924
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.13%, 10/15/2026	390,796	365,444
1.63%, 10/15/2027	413,022	405,161
0.50%, 1/15/2028	374,790	349,228
1.25%, 4/15/2028	407,897	392,649
Total U.S. Treasury Obligations (Cost $7,638,688)		7,513,589
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b) (Cost $17,008)	17,005	17,010
Total Investments — 99.4% (Cost $7,655,696)		7,530,599
Other Assets Less Liabilities — 0.6%		48,479
NET ASSETS — 100.0%		7,579,078

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Bonds 6.75%, 8/15/2026	29,000	30,748
U.S. Treasury Notes
0.38%, 9/15/2024	32,000	30,404
1.50%, 9/30/2024	18,000	17,283
2.13%, 9/30/2024	2,000	1,933
4.25%, 9/30/2024	97,000	95,913
0.63%, 10/15/2024	27,000	25,638
4.38%, 10/31/2024	96,000	95,006
0.75%, 11/15/2024	27,000	25,594
2.25%, 11/15/2024	119,000	114,830
1.50%, 11/30/2024	85,000	81,192
2.13%, 11/30/2024	2,000	1,925
4.50%, 11/30/2024	87,000	86,218
1.00%, 12/15/2024	76,000	72,049
1.75%, 12/31/2024	85,000	81,261
4.25%, 12/31/2024	95,000	93,839
1.13%, 1/15/2025	19,000	17,991
2.50%, 1/31/2025	77,000	74,230
4.13%, 1/31/2025	96,000	94,661
1.50%, 2/15/2025	108,000	102,541
2.00%, 2/15/2025	21,000	20,088
1.13%, 2/28/2025	1,000	943
4.63%, 2/28/2025	96,000	95,336
1.75%, 3/15/2025	14,000	13,315
0.50%, 3/31/2025	3,000	2,794
2.63%, 3/31/2025	64,000	61,640
3.88%, 3/31/2025	96,000	94,264
2.63%, 4/15/2025	102,000	98,183
0.38%, 4/30/2025	39,000	36,141
2.88%, 4/30/2025	28,000	27,045
3.88%, 4/30/2025	96,000	94,256
2.13%, 5/15/2025	18,000	17,160
2.75%, 5/15/2025	11,000	10,599
0.25%, 5/31/2025	45,000	41,467
2.88%, 5/31/2025	73,000	70,434
4.25%, 5/31/2025	79,000	78,034
2.88%, 6/15/2025	100,000	96,457
0.25%, 6/30/2025	102,000	93,736
2.75%, 6/30/2025	67,000	64,456
4.63%, 6/30/2025	9,000	8,950
3.00%, 7/15/2025	25,000	24,147
0.25%, 7/31/2025	51,000	46,719
2.88%, 7/31/2025	26,000	25,042
4.75%, 7/31/2025	9,000	8,976
2.00%, 8/15/2025	115,000	108,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

3.13%, 8/15/2025	7,000	6,772
0.25%, 8/31/2025	105,000	95,870
5.00%, 8/31/2025	13,000	13,037
3.50%, 9/15/2025	7,000	6,818
0.25%, 9/30/2025	109,000	99,309
3.00%, 9/30/2025	64,000	61,690
4.25%, 10/15/2025	6,000	5,933
0.25%, 10/31/2025	49,000	44,485
3.00%, 10/31/2025	1,000	963
2.25%, 11/15/2025	27,000	25,579
4.50%, 11/15/2025	7,000	6,957
0.38%, 11/30/2025	111,000	100,750
2.88%, 11/30/2025	52,000	49,932
4.00%, 12/15/2025	6,000	5,903
0.38%, 12/31/2025	104,000	94,234
2.63%, 12/31/2025	1,000	954
3.88%, 1/15/2026	6,000	5,887
0.38%, 1/31/2026	123,000	111,012
2.63%, 1/31/2026	8,000	7,623
1.63%, 2/15/2026	108,000	100,389
4.00%, 2/15/2026	20,000	19,684
0.50%, 2/28/2026	124,000	111,958
2.50%, 2/28/2026	79,000	75,004
4.63%, 3/15/2026	84,000	83,938
0.75%, 3/31/2026	118,000	107,094
2.25%, 3/31/2026	48,000	45,257
3.75%, 4/15/2026	6,000	5,870
0.75%, 4/30/2026	118,000	106,716
2.38%, 4/30/2026	70,000	66,112
1.63%, 5/15/2026	65,000	60,110
3.63%, 5/15/2026	94,000	91,679
0.75%, 5/31/2026	122,000	110,029
4.13%, 6/15/2026	6,000	5,931
0.88%, 6/30/2026	17,000	15,367
1.88%, 6/30/2026	1,000	930
4.50%, 7/15/2026	6,000	5,989
0.63%, 7/31/2026	100,000	89,426
1.50%, 8/15/2026	20,000	18,332
4.38%, 8/15/2026	44,000	43,801
0.75%, 8/31/2026	46,000	41,183
1.38%, 8/31/2026	59,000	53,828
Total U.S. Treasury Obligations (Cost $4,417,018)		4,384,637
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b) (Cost $13,853)	13,849	13,853
Total Investments — 99.5% (Cost $4,430,871)		4,398,490
Other Assets Less Liabilities — 0.5%		23,272
NET ASSETS — 100.0%		4,421,762

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.0%
U.S. Treasury Bonds
3.75%, 11/15/2043	812,000	738,635
3.63%, 2/15/2044	1,009,000	900,060
3.38%, 5/15/2044	935,000	801,763
3.13%, 8/15/2044	1,181,000	971,742
3.00%, 11/15/2044	1,066,000	857,505
2.50%, 2/15/2045	1,307,000	959,777
3.00%, 5/15/2045	619,000	496,022
2.88%, 8/15/2045	777,000	607,972
3.00%, 11/15/2045	547,000	437,002
2.50%, 2/15/2046	1,151,000	836,813
2.50%, 5/15/2046	1,160,000	842,314
2.25%, 8/15/2046	1,419,000	977,447
2.88%, 11/15/2046	636,000	494,714
3.00%, 2/15/2047	1,262,000	1,003,241
3.00%, 5/15/2047	1,048,000	832,873
2.75%, 8/15/2047	1,290,000	977,729
2.75%, 11/15/2047	1,395,000	1,056,277
3.00%, 2/15/2048	1,600,000	1,270,063
3.13%, 5/15/2048	1,718,000	1,395,338
3.00%, 8/15/2048	1,702,000	1,350,630
3.38%, 11/15/2048	1,932,000	1,641,898
3.00%, 2/15/2049	2,034,000	1,614,567
2.88%, 5/15/2049	1,988,000	1,540,933
2.25%, 8/15/2049	1,668,000	1,134,696
2.38%, 11/15/2049	1,852,000	1,295,170
2.00%, 2/15/2050	2,222,000	1,422,861
1.25%, 5/15/2050	2,582,000	1,349,599
1.38%, 8/15/2050	2,714,000	1,466,938
1.63%, 11/15/2050	2,877,000	1,664,165
1.88%, 2/15/2051	2,937,000	1,811,877
2.38%, 5/15/2051	3,231,000	2,245,671
2.00%, 8/15/2051	3,096,000	1,965,597
1.88%, 11/15/2051	2,978,000	1,829,841
2.25%, 2/15/2052	2,622,000	1,768,826
2.88%, 5/15/2052	2,577,000	2,000,497
3.00%, 8/15/2052	2,252,000	1,794,650
4.00%, 11/15/2052	2,387,000	2,303,175
3.63%, 2/15/2053	2,449,000	2,206,396
3.63%, 5/15/2053	2,268,000	2,045,452
4.13%, 8/15/2053	856,000	844,498
Total U.S. Treasury Obligations (Cost $54,276,789)		51,755,224
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b) (Cost $23,665)	23,660	23,667
Total Investments — 99.1% (Cost $54,300,454)		51,778,891
Other Assets Less Liabilities — 0.9%		492,096
NET ASSETS — 100.0%		52,270,987

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
0.88%, 9/30/2026	3,000	2,692
1.63%, 9/30/2026	50,000	45,920
1.13%, 10/31/2026	24,000	21,636
1.63%, 10/31/2026	58,000	53,115
1.25%, 11/30/2026	6,000	5,419
1.25%, 12/31/2026	99,000	89,286
1.75%, 12/31/2026	68,000	62,332
1.50%, 1/31/2027	111,000	100,685
2.25%, 2/15/2027	76,000	70,671
1.13%, 2/28/2027	10,000	8,941
1.88%, 2/28/2027	1,000	917
0.63%, 3/31/2027	36,000	31,508
0.50%, 4/30/2027	54,000	46,912
2.75%, 4/30/2027	88,000	83,060
2.38%, 5/15/2027	4,000	3,722
0.50%, 5/31/2027	10,000	8,662
2.63%, 5/31/2027	47,000	44,118
0.50%, 6/30/2027	56,000	48,390
3.25%, 6/30/2027	32,000	30,720
2.75%, 7/31/2027	27,000	25,417
2.25%, 8/15/2027	86,000	79,406
0.50%, 8/31/2027	84,000	72,174
3.13%, 8/31/2027	37,000	35,306
0.38%, 9/30/2027	44,000	37,507
4.13%, 9/30/2027	82,000	81,241
4.13%, 10/31/2027	64,000	63,402
0.63%, 11/30/2027	95,000	81,411
3.88%, 11/30/2027	82,000	80,495
0.63%, 12/31/2027	69,000	58,987
3.88%, 12/31/2027	42,000	41,231
0.75%, 1/31/2028	11,000	9,435
3.50%, 1/31/2028	49,000	47,383
2.75%, 2/15/2028	9,000	8,432
1.13%, 2/29/2028	42,000	36,565
4.00%, 2/29/2028	80,000	79,016
1.25%, 3/31/2028	2,000	1,748
3.63%, 3/31/2028	79,000	76,797
1.25%, 4/30/2028	88,000	76,746
3.50%, 4/30/2028	26,000	25,137
2.88%, 5/15/2028	47,000	44,171
1.25%, 5/31/2028	81,000	70,511
1.25%, 6/30/2028	58,000	50,392
1.00%, 7/31/2028	105,000	89,857
2.88%, 8/15/2028	12,000	11,251
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.13%, 8/31/2028	105,000	90,247
1.25%, 9/30/2028	104,000	89,753
1.38%, 10/31/2028	2,000	1,734
3.13%, 11/15/2028	9,000	8,522
1.50%, 11/30/2028	97,000	84,492
1.38%, 12/31/2028	100,000	86,379
1.75%, 1/31/2029	10,000	8,793
2.63%, 2/15/2029	85,000	78,253
2.38%, 3/31/2029	60,000	54,415
2.88%, 4/30/2029	37,000	34,437
2.38%, 5/15/2029	64,000	57,970
2.75%, 5/31/2029	27,000	24,941
3.25%, 6/30/2029	47,000	44,573
2.63%, 7/31/2029	12,000	10,990
1.63%, 8/15/2029	91,000	78,807
3.13%, 8/31/2029	79,000	74,356
3.88%, 9/30/2029	54,000	52,918
4.00%, 10/31/2029	35,000	34,531
1.75%, 11/15/2029	33,000	28,697
3.50%, 1/31/2030	17,000	16,307
1.50%, 2/15/2030	2,000	1,697
4.00%, 2/28/2030	74,000	73,058
3.63%, 3/31/2030	73,000	70,513
3.50%, 4/30/2030	29,000	27,804
0.63%, 5/15/2030	69,000	54,739
3.75%, 5/31/2030	37,000	36,001
4.00%, 7/31/2030	12,000	11,857
0.63%, 8/15/2030	53,000	41,760
0.88%, 11/15/2030	152,000	121,671
1.13%, 2/15/2031	125,000	101,558
1.63%, 5/15/2031	95,000	79,574
1.25%, 8/15/2031	137,000	110,627
1.38%, 11/15/2031	47,000	38,090
1.88%, 2/15/2032	119,000	100,020
2.88%, 5/15/2032	102,000	92,696
2.75%, 8/15/2032	135,000	121,178
4.13%, 11/15/2032	59,000	58,972
3.50%, 2/15/2033	117,000	111,424
3.38%, 5/15/2033	48,000	45,217
3.88%, 8/15/2033	29,000	28,483
Total U.S. Treasury Obligations (Cost $4,444,955)		4,330,778
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	83

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b) (Cost $19,814)	19,808	19,814
Total Investments — 99.6% (Cost $4,464,769)		4,350,592
Other Assets Less Liabilities — 0.4%		18,365
NET ASSETS — 100.0%		4,368,957

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.8%
Aerospace & Defense — 2.2%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	35,000	35,021
7.13%, 6/15/2026 (a)	853,000	838,827
7.88%, 4/15/2027 (a)	1,011,000	1,008,387
6.00%, 2/15/2028 (a)	76,000	71,032
7.50%, 2/1/2029 (a)	156,000	152,862
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	130,000	115,680
Moog, Inc. 4.25%, 12/15/2027 (a)	336,000	305,761
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	600,000	582,489
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	523,000	516,518
3.85%, 6/15/2026	165,000	153,951
4.60%, 6/15/2028	128,000	103,687
9.38%, 11/30/2029 (a)	460,000	479,373
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,698,000	1,681,817
6.38%, 6/15/2026	660,000	659,926
5.50%, 11/15/2027	1,379,000	1,308,700
6.75%, 8/15/2028 (a)	229,000	229,803
4.88%, 5/1/2029	735,000	661,343
Triumph Group, Inc.
7.75%, 8/15/2025	612,000	577,422
9.00%, 3/15/2028 (a)	5,000	5,034
		9,487,633
Air Freight & Logistics — 0.0% ^
Rand Parent LLC 8.50%, 2/15/2030 (a)	81,000	77,113
Automobile Components — 2.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	350,000	337,067
7.00%, 4/15/2028 (a)	191,000	192,966
8.25%, 4/15/2031 (a)	280,000	287,056
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	359,000	346,731
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	489,000	463,445
5.00%, 10/1/2029	263,000	216,516
Clarios Global LP
6.75%, 5/15/2025 (a)	127,000	126,951
6.25%, 5/15/2026 (a)	207,000	205,007
8.50%, 5/15/2027 (a)	756,000	763,611
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (b)	253,346	257,335
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
10.63% (PIK), 5/15/2027 (a) (b)	115,520	72,549
Dana, Inc.
5.38%, 11/15/2027	411,000	388,816
5.63%, 6/15/2028	101,000	95,077
4.50%, 2/15/2032	253,000	204,270
Dealer Tire LLC 8.00%, 2/1/2028 (a)	262,000	244,549
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	231,000	199,144
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	407,000	392,741
4.88%, 3/15/2027	679,000	638,737
5.00%, 7/15/2029	332,000	294,649
5.25%, 4/30/2031	485,000	425,437
5.63%, 4/30/2033	172,000	147,262
Icahn Enterprises LP
6.38%, 12/15/2025	161,000	153,494
6.25%, 5/15/2026	889,000	823,623
5.25%, 5/15/2027	602,000	528,255
4.38%, 2/1/2029	142,000	112,145
IHO Verwaltungs GmbH (Germany) 6.37% (Cash), 5/15/2029 (a) (b)	393,000	363,652
Patrick Industries, Inc.
7.50%, 10/15/2027 (a)	111,000	108,225
4.75%, 5/1/2029 (a)	164,000	140,220
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	387,000	315,146
ZF North America Capital, Inc. (Germany)
4.75%, 4/29/2025 (a)	150,000	145,740
6.88%, 4/14/2028 (a)	300,000	299,033
		9,289,449
Automobiles — 1.3%
Aston Martin Capital Holdings Ltd. (Jersey) 10.50%, 11/30/2025 (a)	200,000	203,130
Ford Motor Co.
4.35%, 12/8/2026	12,000	11,583
6.63%, 10/1/2028	297,000	299,400
3.25%, 2/12/2032	1,406,000	1,097,536
6.10%, 8/19/2032	1,049,000	1,002,351
4.75%, 1/15/2043	379,000	283,342
5.29%, 12/8/2046	911,000	715,375
Jaguar Land Rover Automotive plc (United Kingdom)
7.75%, 10/15/2025 (a)	419,000	420,481
4.50%, 10/1/2027 (a)	211,000	184,099
5.50%, 7/15/2029 (a)	295,000	256,320
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	85

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	454,000	399,520
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	304,000	292,658
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	261,000	219,263
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	291,000	283,294
		5,668,352
Banks — 0.7%
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024 (a)	200,000	195,555
5.71%, 1/15/2026 (a)	715,000	687,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	338,000	257,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	219,000	145,945
Pacific Western Bank (3-MONTH CME TERM SOFR + 2.52%), 3.25%, 5/1/2031 (c)	157,000	130,310
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	190,000	191,187
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	946,000	870,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	423,000	367,308
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (c)	133,000	105,186
		2,951,008
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	145,000	127,237
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	276,000	234,615
		361,852
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	297,000	142,560
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	340,000	298,292
		440,852
Broadline Retail — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	376,000	301,745
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	727,000	624,888
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
Kohl's Corp. 4.62%, 5/1/2031 (d)	425,000	312,906
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	617,000	557,756
5.88%, 3/15/2030 (a)	5,000	4,375
4.50%, 12/15/2034	316,000	225,308
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	295,000	276,811
4.63%, 6/1/2028 (a)	110,000	101,488
5.63%, 2/15/2029 (a)	149,000	140,451
4.13%, 8/1/2030 (a)	392,000	336,187
3.63%, 10/1/2031 (a)	100,000	81,521
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	392,000	322,983
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	488,000	463,803
Nordstrom, Inc.
4.00%, 3/15/2027	5,000	4,362
6.95%, 3/15/2028	33,000	32,065
4.38%, 4/1/2030	505,000	403,482
4.25%, 8/1/2031	91,000	68,458
5.00%, 1/15/2044	241,000	153,035
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	259,000	124,644
QVC, Inc.
4.45%, 2/15/2025	136,000	122,269
4.75%, 2/15/2027	764,000	504,313
5.95%, 3/15/2043	99,000	45,630
Rakuten Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (c) (e) (f)	528,000	269,229
		5,477,709
Building Products — 1.4%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	78,000	74,490
6.38%, 6/15/2030 (a)	408,000	401,896
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	862,000	791,814
4.25%, 2/1/2032 (a)	139,000	118,174
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	421,000	419,947
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	235,000	197,321
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	51,000	49,724
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	455,000	447,911
Griffon Corp. 5.75%, 3/1/2028	584,000	544,290
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	282,981
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	96,000	85,438
Masonite International Corp.
5.38%, 2/1/2028 (a)	113,000	107,068
3.50%, 2/15/2030 (a)	373,000	312,328
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	39,000	33,057
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	32,000	29,526
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	325,000	304,202
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	380,000	352,617
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	22,000	20,856
4.75%, 1/15/2028 (a)	863,000	794,822
3.38%, 1/15/2031 (a)	294,000	234,431
Summit Materials LLC 6.50%, 3/15/2027 (a)	399,000	395,688
Victors Merger Corp. 6.38%, 5/15/2029 (a)	265,000	190,792
		6,189,373
Capital Markets — 0.6%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	510,000	525,610
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	105,000	94,327
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	170,000	162,245
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	252,000	185,375
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	509,000	467,445
5.00%, 1/15/2032 (a)	35,000	29,362
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	382,000	406,830
Jane Street Group 4.50%, 11/15/2029 (a)	453,000	397,514
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	320,000	324,029
		2,592,737
Chemicals — 2.9%
Ashland, Inc.
3.38%, 9/1/2031 (a)	261,000	208,670
6.88%, 5/15/2043	96,000	93,837
ASP Unifrax Holdings, Inc. 7.50%, 9/30/2029 (a)	249,000	129,616
Avient Corp.
5.75%, 5/15/2025 (a)	237,000	233,846
7.13%, 8/1/2030 (a)	412,000	411,606
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	525,000	494,032
Cerdia Finanz GmbH (Germany) 10.50%, 2/15/2027 (a)	248,000	243,985
Chemours Co. (The)
5.38%, 5/15/2027	38,000	35,772
5.75%, 11/15/2028 (a)	767,000	689,011
4.63%, 11/15/2029 (a)	5,000	4,157
Cornerstone Chemical Co. 8.11% (Blend (Cash 8.25% + PIK 2.00%)), 9/1/2027 (a) (b)	16,000	13,611
CVR Partners LP 6.13%, 6/15/2028 (a)	301,000	269,476
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	247,000	217,143
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	448,000	402,080
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	330,000	309,516
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	234,000	224,032
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	300,000	274,422
Ingevity Corp. 3.88%, 11/1/2028 (a)	56,000	47,583
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	433,000	396,001
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	55,000	45,833
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	321,000	290,685
Methanex Corp. (Canada)
5.13%, 10/15/2027	120,000	112,556
5.25%, 12/15/2029	685,000	623,992
5.65%, 12/1/2044	91,000	74,430
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	17,000	16,721
5.25%, 6/1/2027 (a)	78,000	69,346
4.25%, 5/15/2029 (a)	460,000	373,636
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	340,000	302,428
Olin Corp.
5.13%, 9/15/2027	337,000	322,637
5.63%, 8/1/2029	378,000	362,692
5.00%, 2/1/2030	51,000	46,699
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	680,000	558,266
9.75%, 11/15/2028 (a)	200,000	201,465
6.25%, 10/1/2029 (a)	75,000	60,380
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	8,000	7,859
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	460,000	374,396
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	388,000	349,132
6.63%, 5/1/2029 (a)	376,000	331,795
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	87

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
SCIL IV LLC 5.38%, 11/1/2026 (a)	381,000	356,646
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	237,000	198,208
4.00%, 4/1/2031	255,000	200,425
4.38%, 2/1/2032	249,000	197,158
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	419,000	344,238
SNF Group SACA (France) 3.13%, 3/15/2027 (a)	330,000	292,830
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,000	4,658
5.13%, 4/1/2029 (a)	281,000	151,815
Tronox, Inc. 4.63%, 3/15/2029 (a)	587,000	483,709
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	386,000	318,375
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	684,000	578,459
		12,349,865
Commercial Services & Supplies — 3.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	405,000	346,000
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	250,000	218,205
4.88%, 7/15/2032 (a)	686,000	591,744
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,123,000	1,068,135
9.75%, 7/15/2027 (a)	619,000	568,517
6.00%, 6/1/2029 (a)	209,000	159,839
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	5,000	4,300
Aptim Corp. 7.75%, 6/15/2025 (a)	13,000	12,034
APX Group, Inc. 5.75%, 7/15/2029 (a)	687,000	591,846
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	307,000	307,517
5.00%, 2/1/2028 (a)	436,000	406,751
Brink's Co. (The) 4.63%, 10/15/2027 (a)	512,000	476,094
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	25,000	23,888
6.38%, 2/1/2031 (a)	414,000	411,695
CoreCivic, Inc.
8.25%, 4/15/2026	568,000	570,254
4.75%, 10/15/2027	31,000	27,642
Covanta Holding Corp.
4.88%, 12/1/2029 (a)	459,000	394,740
5.00%, 9/1/2030	102,000	86,404
Deluxe Corp. 8.00%, 6/1/2029 (a)	329,000	277,634
Enviri Corp. 5.75%, 7/31/2027 (a)	307,000	266,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	99,000	91,586
9.50%, 11/1/2027 (a)	395,000	382,042
7.75%, 2/15/2028 (a)	275,000	272,954
6.00%, 6/1/2029 (a)	205,000	167,024
GEO Group, Inc. (The) 10.50%, 6/30/2028	301,000	301,089
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025 (a)	272,000	263,084
5.13%, 12/15/2026 (a)	555,000	537,026
4.75%, 6/15/2029 (a)	486,000	440,275
Interface, Inc. 5.50%, 12/1/2028 (a)	142,000	121,275
Madison IAQ LLC
4.13%, 6/30/2028 (a)	359,000	317,619
5.88%, 6/30/2029 (a)	458,000	385,635
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,179,000	1,100,970
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	339,000	255,962
7.25%, 3/15/2029 (a)	75,000	54,397
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	820,000	804,703
6.25%, 1/15/2028 (a)	651,000	620,013
Steelcase, Inc. 5.13%, 1/18/2029	351,000	310,397
Stericycle, Inc. 3.88%, 1/15/2029 (a)	421,000	366,557
Vericast Corp. 11.00%, 9/15/2026 (a)	728,000	758,991
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	305,000	287,458
West Technology Group LLC 8.50%, 10/15/2025 (a)	315,000	283,500
		14,932,026
Communications Equipment — 0.6%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	389,000	216,276
CommScope, Inc.
6.00%, 3/1/2026 (a)	953,000	866,053
8.25%, 3/1/2027 (a)	791,000	524,045
7.13%, 7/1/2028 (a)	15,000	8,357
4.75%, 9/1/2029 (a)	152,000	112,957
Viasat, Inc.
5.63%, 4/15/2027 (a)	361,000	322,509
6.50%, 7/15/2028 (a)	289,000	225,984
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	106,000	88,236
		2,364,417
Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	490,000	470,123
Arcosa, Inc. 4.38%, 4/15/2029 (a)	140,000	125,926
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Artera Services LLC 9.03%, 12/4/2025 (a)	503,000	467,975
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	240,990
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	431,000	413,760
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	161,000	143,754
Fluor Corp. 4.25%, 9/15/2028	163,000	151,988
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	144,000	120,932
INNOVATE Corp. 8.50%, 2/1/2026 (a)	49,000	37,485
Pike Corp. 5.50%, 9/1/2028 (a)	374,000	336,565
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	345,000	312,006
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	215,000	195,962
Weekley Homes LLC 4.88%, 9/15/2028 (a)	364,000	321,230
		3,338,696
Consumer Finance — 4.3%
Ally Financial, Inc.
5.75%, 11/20/2025	560,000	543,183
6.70%, 2/14/2033	188,000	170,194
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	101,000	69,942
Credit Acceptance Corp. 6.63%, 3/15/2026	493,000	479,857
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	337,000	80,257
Enova International, Inc. 8.50%, 9/15/2025 (a)	220,000	216,458
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	66,000	54,693
FirstCash, Inc.
4.63%, 9/1/2028 (a)	80,000	71,153
5.63%, 1/1/2030 (a)	298,000	270,534
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	368,000	366,103
3.66%, 9/8/2024	1,178,000	1,142,671
4.06%, 11/1/2024	1,062,000	1,028,963
2.30%, 2/10/2025	1,331,000	1,250,445
5.13%, 6/16/2025	1,432,000	1,394,069
4.13%, 8/4/2025	900,000	857,183
4.13%, 8/17/2027	1,048,000	950,923
5.11%, 5/3/2029	792,000	728,491
7.35%, 3/6/2030	917,000	933,316
4.00%, 11/13/2030	200,000	169,230
3.63%, 6/17/2031	1,113,000	901,799
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (b)	770,557	723,707
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
goeasy Ltd. (Canada)
5.38%, 12/1/2024 (a)	365,000	359,964
4.38%, 5/1/2026 (a)	148,000	135,877
LFS Topco LLC 5.88%, 10/15/2026 (a)	189,000	163,487
Macquarie Airfinance Holdings Ltd. (United Kingdom) 8.38%, 5/1/2028 (a)	31,000	31,652
Navient Corp.
5.88%, 10/25/2024	824,000	811,643
6.75%, 6/25/2025	6,000	5,958
5.00%, 3/15/2027	488,000	443,875
9.38%, 7/25/2030	23,000	23,103
5.63%, 8/1/2033	437,000	331,185
OneMain Finance Corp.
6.13%, 3/15/2024	412,000	411,729
7.13%, 3/15/2026	1,165,000	1,146,061
3.50%, 1/15/2027	270,000	234,967
3.88%, 9/15/2028	564,000	462,480
9.00%, 1/15/2029	30,000	30,412
5.38%, 11/15/2029	116,000	100,201
4.00%, 9/15/2030	124,000	96,551
PRA Group, Inc.
7.38%, 9/1/2025 (a)	137,000	133,957
8.38%, 2/1/2028 (a)	172,000	157,039
5.00%, 10/1/2029 (a)	272,000	205,121
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	405,000	363,487
Synchrony Financial 7.25%, 2/2/2033	375,000	344,799
World Acceptance Corp. 7.00%, 11/1/2026 (a)	195,000	168,935
		18,565,654
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	50,000	46,474
4.63%, 1/15/2027 (a)	644,000	608,210
5.88%, 2/15/2028 (a)	639,000	620,176
3.50%, 3/15/2029 (a)	407,000	352,063
4.88%, 2/15/2030 (a)	741,000	679,874
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	88,000	67,905
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	70,000	58,521
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	89,000	89,132
5.50%, 10/15/2027 (a)	650,000	625,890
4.25%, 8/1/2029 (a)	183,000	161,051
Rite Aid Corp. 8.00%, 11/15/2026 (a)	357,000	226,695
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	89

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Safeway, Inc. 7.25%, 2/1/2031	261,000	273,165
US Foods, Inc.
6.25%, 4/15/2025 (a)	240,000	240,628
4.75%, 2/15/2029 (a)	413,000	376,954
4.63%, 6/1/2030 (a)	253,000	224,872
		4,651,610
Containers & Packaging — 2.8%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	250,000	200,931
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	599,000	509,399
4.00%, 9/1/2029 (a)	350,000	284,480
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	209,000	204,188
4.13%, 8/15/2026 (a)	800,000	748,251
5.25%, 8/15/2027 (a)	532,000	455,807
Ball Corp.
5.25%, 7/1/2025	176,000	173,546
4.88%, 3/15/2026	809,000	785,903
2.88%, 8/15/2030	515,000	421,276
3.13%, 9/15/2031	766,000	620,167
Berry Global, Inc. 5.63%, 7/15/2027 (a)	185,000	181,346
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	312,000	293,670
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	516,000	466,638
Crown Americas LLC
4.75%, 2/1/2026	631,000	608,452
5.25%, 4/1/2030	280,000	263,852
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	274,000	260,271
3.50%, 3/15/2028 (a)	91,000	81,066
3.50%, 3/1/2029 (a)	129,000	110,583
3.75%, 2/1/2030 (a)	372,000	317,076
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	120,000	95,400
LABL, Inc.
6.75%, 7/15/2026 (a)	363,000	354,808
10.50%, 7/15/2027 (a)	288,000	275,649
9.50%, 11/1/2028 (a)	38,000	39,112
8.25%, 11/1/2029 (a)	156,000	130,527
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	338,000	332,844
9.25%, 4/15/2027 (a)	664,000	601,645
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (a)	30,000	29,929
6.63%, 5/13/2027 (a)	619,000	611,869
7.25%, 5/15/2031 (a)	206,000	207,844
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	318,000	282,226
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	88,000	79,149
Sealed Air Corp.
5.50%, 9/15/2025 (a)	127,000	125,609
6.13%, 2/1/2028 (a)	338,000	332,111
5.00%, 4/15/2029 (a)	165,000	153,103
6.88%, 7/15/2033 (a)	410,000	412,337
Silgan Holdings, Inc. 4.13%, 2/1/2028	414,000	379,303
TriMas Corp. 4.13%, 4/15/2029 (a)	286,000	249,535
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (d)	600,000	565,896
		12,245,798
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	469,000	424,615
3.88%, 11/15/2029 (a)	35,000	30,172
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	292,000	277,123
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	225,000	227,756
		959,666
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	165,000	153,780
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	219,000	190,048
Grand Canyon University 4.13%, 10/1/2024	135,000	127,717
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	340,000	295,276
Service Corp. International
5.13%, 6/1/2029	644,000	606,165
3.38%, 8/15/2030	262,000	216,280
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	241,000	156,650
StoneMor, Inc. 8.50%, 5/15/2029 (a)	60,000	50,071
WW International, Inc. 4.50%, 4/15/2029 (a)	383,000	265,227
		2,061,214
Diversified REITs — 0.6%
HAT Holdings I LLC
6.00%, 4/15/2025 (a)	21,000	20,613
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
3.38%, 6/15/2026 (a)	503,000	451,710
3.75%, 9/15/2030 (a)	360,000	285,031
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	495,000	427,414
Uniti Group LP
10.50%, 2/15/2028 (a)	637,000	635,493
4.75%, 4/15/2028 (a)	439,000	370,052
6.50%, 2/15/2029 (a)	670,000	457,275
6.00%, 1/15/2030 (a)	12,000	7,927
		2,655,515
Diversified Telecommunication Services — 5.1%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	800,000	434,080
Altice France SA (France)
8.13%, 2/1/2027 (a)	344,000	290,728
5.50%, 1/15/2028 (a)	241,000	180,604
5.13%, 7/15/2029 (a)	400,000	282,771
5.50%, 10/15/2029 (a)	1,341,000	968,632
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.49%), 4.88%, 11/23/2081 (a) (c)	433,000	355,198
CCO Holdings LLC
5.50%, 5/1/2026 (a)	776,000	757,892
5.13%, 5/1/2027 (a)	1,595,000	1,499,443
5.38%, 6/1/2029 (a)	928,000	844,618
4.75%, 3/1/2030 (a)	1,635,000	1,405,761
4.50%, 8/15/2030 (a)	415,000	349,097
4.25%, 2/1/2031 (a)	529,000	433,930
4.75%, 2/1/2032 (a)	1,244,000	1,029,410
4.50%, 5/1/2032	15,000	12,160
4.50%, 6/1/2033 (a)	1,566,000	1,236,154
4.25%, 1/15/2034 (a)	680,000	520,742
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	257,000	196,895
Embarq Corp. 8.00%, 6/1/2036	508,000	309,453
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	699,000	636,651
5.00%, 5/1/2028 (a)	553,000	473,840
6.75%, 5/1/2029 (a)	735,000	570,408
5.88%, 11/1/2029	180,000	133,305
6.00%, 1/15/2030 (a)	149,000	110,081
8.75%, 5/15/2030 (a)	406,000	394,605
8.63%, 3/15/2031 (a)	215,000	207,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Frontier Florida LLC Series E, 6.86%, 2/1/2028	15,000	14,049
Iliad Holding SASU (France) 6.50%, 10/15/2026 (a)	750,000	715,639
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	979,000	897,657
Level 3 Financing, Inc.
3.40%, 3/1/2027 (a)	198,000	182,743
4.63%, 9/15/2027 (a)	847,000	636,974
4.25%, 7/1/2028 (a)	388,000	254,395
3.88%, 11/15/2029 (a)	517,000	456,560
10.50%, 5/15/2030 (a)	521,000	529,227
Lumen Technologies, Inc.
4.00%, 2/15/2027 (a)	581,000	366,158
4.50%, 1/15/2029 (a)	182,000	60,060
Series P, 7.60%, 9/15/2039	209,000	62,062
Series U, 7.65%, 3/15/2042	160,000	47,512
Qwest Corp. 7.25%, 9/15/2025	81,000	77,004
Sable International Finance Ltd. (Chile) 5.75%, 9/7/2027 (a)	200,000	185,098
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	817,000	717,959
6.00%, 9/30/2034	361,000	302,474
7.20%, 7/18/2036	35,000	31,633
7.72%, 6/4/2038	311,000	287,574
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	228,000	160,900
4.88%, 6/1/2027 (a)	145,000	97,594
6.50%, 10/15/2027 (a)	147,000	72,765
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	753,000	608,996
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	729,000	666,378
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	595,000	482,374
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	208,000	155,883
6.13%, 3/1/2028 (a)	512,000	332,800
		22,035,982
Electric Utilities — 1.6%
DPL, Inc. 4.35%, 4/15/2029	107,000	92,154
Drax Finco plc (United Kingdom) 6.63%, 11/1/2025 (a)	201,000	197,129
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	175,000	177,998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	91

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)	336,000	322,560
FirstEnergy Corp.
2.65%, 3/1/2030	615,000	515,368
Series B, 2.25%, 9/1/2030	80,000	64,209
Series C, 7.38%, 11/15/2031	352,000	391,583
Series C, 5.10%, 7/15/2047 (d)	203,000	176,658
Series C, 3.40%, 3/1/2050	453,000	299,830
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	110,000	95,627
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	126,000	123,627
4.50%, 9/15/2027 (a)	368,000	341,584
NRG Energy, Inc.
5.75%, 1/15/2028	213,000	201,514
5.25%, 6/15/2029 (a)	524,000	471,653
3.63%, 2/15/2031 (a)	419,000	327,000
3.88%, 2/15/2032 (a)	311,000	240,628
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	125,000	113,801
PG&E Corp.
5.00%, 7/1/2028	346,000	318,288
5.25%, 7/1/2030	816,000	724,952
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	8,000	7,690
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	400,000	385,827
5.63%, 2/15/2027 (a)	895,000	861,625
5.00%, 7/31/2027 (a)	25,000	23,513
4.38%, 5/1/2029 (a)	282,000	248,639
		6,723,457
Electrical Equipment — 0.2%
EnerSys 4.38%, 12/15/2027 (a)	104,000	95,160
Sensata Technologies BV
5.63%, 11/1/2024 (a)	248,000	245,781
5.00%, 10/1/2025 (a)	40,000	38,984
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	548,000	491,973
		871,898
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	394,000	349,951
Likewize Corp. 9.75%, 10/15/2025 (a)	12,000	11,760
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	726,000	642,767
3.75%, 2/15/2031 (a)	40,000	33,517
		1,037,995
Energy Equipment & Services — 1.6%
Archrock Partners LP 6.88%, 4/1/2027 (a)	372,000	365,732
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	10,000	9,354
CGG SA (France) 8.75%, 4/1/2027 (a)	250,000	215,148
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	322,000	320,334
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	189,000	181,812
Nabors Industries, Inc.
5.75%, 2/1/2025	55,000	53,978
7.38%, 5/15/2027 (a)	209,000	203,963
Noble Finance II LLC 8.00%, 4/15/2030 (a)	325,000	336,053
Oceaneering International, Inc. 6.00%, 2/1/2028	239,000	224,677
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028	266,000	244,047
5.15%, 11/15/2029	258,000	237,744
Petrofac Ltd. (United Kingdom) 9.75%, 11/15/2026 (a)	239,000	183,432
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	125,000	123,906
6.88%, 1/15/2029 (a)	336,000	319,416
Transocean, Inc.
7.25%, 11/1/2025 (a)	216,000	213,068
7.50%, 1/15/2026 (a)	47,000	46,516
11.50%, 1/30/2027 (a)	433,000	457,047
8.00%, 2/1/2027 (a)	80,000	78,042
8.75%, 2/15/2030 (a)	865,450	885,368
7.50%, 4/15/2031	16,000	13,946
6.80%, 3/15/2038	337,000	262,472
USA Compression Partners LP
6.88%, 4/1/2026	429,000	424,182
6.88%, 9/1/2027	127,000	123,803
Valaris Ltd. 8.38%, 4/30/2030 (a)	410,000	417,605
Weatherford International Ltd.
6.50%, 9/15/2028 (a)	445,000	446,073
8.63%, 4/30/2030 (a)	131,000	134,171
Welltec International ApS (Denmark) 8.25%, 10/15/2026 (a)	329,000	333,935
		6,855,824
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.9%
Allen Media LLC 10.50%, 2/15/2028 (a)	282,000	161,445
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	430,000	298,426
7.50%, 2/15/2029 (a)	681,000	464,824
Banijay Entertainment SASU (France) 5.38%, 3/1/2025 (a)	250,000	243,600
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	120,000	121,212
5.25%, 7/15/2028 (a)	349,000	309,996
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	407,000	248,046
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	276,000	271,116
5.63%, 3/15/2026 (a)	94,000	91,174
6.50%, 5/15/2027 (a)	828,000	828,642
3.75%, 1/15/2028 (a)	117,000	104,184
ROBLOX Corp. 3.88%, 5/1/2030 (a)	97,000	80,025
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	545,000	472,953
		3,695,643
Financial Services — 2.0%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	20,000	17,517
Block, Inc. 3.50%, 6/1/2031	817,000	669,912
CPI CG, Inc. 8.63%, 3/15/2026 (a)	357,000	346,290
Freedom Mortgage Corp.
8.13%, 11/15/2024 (a)	234,000	232,693
8.25%, 4/15/2025 (a)	73,000	71,935
7.63%, 5/1/2026 (a)	246,000	226,264
6.63%, 1/15/2027 (a)	230,000	201,415
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	32,000	30,047
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	57,000	49,959
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	517,000	435,496
MGIC Investment Corp. 5.25%, 8/15/2028	487,000	464,774
Midcap Financial Issuer Trust 5.63%, 1/15/2030 (a)	436,000	350,980
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	464,000	394,045
5.75%, 11/1/2028 (a)	354,000	265,171
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	886,000	802,878
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	381,000	383,579
Paysafe Finance plc 4.00%, 6/15/2029 (a)	372,000	315,285
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	5,000	4,839
4.25%, 2/15/2029 (a)	171,000	141,548
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
5.75%, 9/15/2031 (a)	494,000	415,206
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	409,000	365,871
Rocket Mortgage LLC
3.88%, 3/1/2031 (a)	582,000	473,728
4.00%, 10/15/2033 (a)	557,000	440,395
Sabre GLBL, Inc.
9.25%, 4/15/2025 (a)	243,000	239,385
7.38%, 9/1/2025 (a)	120,000	117,936
11.25%, 12/15/2027 (a)	336,000	320,321
Shift4 Payments LLC 4.63%, 11/1/2026 (a)	214,000	200,090
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	40,000	36,853
5.50%, 4/15/2029 (a)	416,000	360,880
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	372,000	370,083
		8,745,375
Food Products — 1.2%
B&G Foods, Inc.
5.25%, 4/1/2025	260,000	254,300
5.25%, 9/15/2027	476,000	421,744
Chobani LLC 7.50%, 4/15/2025 (a)	166,000	165,585
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	413,000	401,570
H-Food Holdings LLC 8.50%, 6/1/2026 (a)	152,000	59,660
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	303,000	286,162
4.13%, 1/31/2030 (a)	366,000	321,874
4.38%, 1/31/2032 (a)	260,000	225,661
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (a)	400,000	395,666
4.25%, 4/15/2031	74,000	64,021
3.50%, 3/1/2032	903,000	727,195
6.25%, 7/1/2033	78,000	77,403
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	55,000	53,752
5.63%, 1/15/2028 (a)	20,000	19,178
5.50%, 12/15/2029 (a)	1,089,000	1,007,384
4.50%, 9/15/2031 (a)	619,000	533,260
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	51,000	42,444
		5,056,859
Gas Utilities — 0.4%
AmeriGas Partners LP
5.50%, 5/20/2025	268,000	263,018
5.88%, 8/20/2026	684,000	648,910
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	93

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Ferrellgas LP
5.38%, 4/1/2026 (a)	81,000	76,142
5.88%, 4/1/2029 (a)	528,000	465,856
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	441,000	379,075
		1,833,001
Ground Transportation — 1.2%
AerCap Global Aviation Trust (Ireland) (3-MONTH CME TERM SOFR + 4.56%), 6.50%, 6/15/2045 (a) (c)	500,000	493,018
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	520,000	492,050
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	20,000	19,096
5.38%, 3/1/2029 (a)	387,000	355,736
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	15,000	11,250
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	161,000	159,793
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	260,000	221,002
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	248,000	224,537
5.00%, 12/1/2029 (a)	580,000	476,872
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	414,000	375,437
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	309,000	197,069
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	117,000	118,129
7.50%, 9/15/2027 (a)	533,000	544,221
4.50%, 8/15/2029 (a)	957,000	876,241
Watco Cos. LLC 6.50%, 6/15/2027 (a)	29,000	27,985
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	349,000	318,463
XPO CNW, Inc. 6.70%, 5/1/2034	245,000	243,322
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	120,000	122,011
		5,276,232
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	905,000	840,097
Embecta Corp. 5.00%, 2/15/2030 (a)	352,000	286,000
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	147,000	156,940
Hologic, Inc. 3.25%, 2/15/2029 (a)	448,000	389,126
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,720,000	1,501,518
5.25%, 10/1/2029 (a)	898,000	797,447
		3,971,128
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	355,000	336,309
AdaptHealth LLC
6.13%, 8/1/2028 (a)	555,000	501,002
4.63%, 8/1/2029 (a)	68,000	55,563
5.13%, 3/1/2030 (a)	89,000	73,005
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	330,000	282,925
Air Methods Corp. 8.00%, 5/15/2025 (a)	250,000	1,250
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	376,000	249,100
Cano Health LLC 6.25%, 10/1/2028 (a)	67,000	22,780
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	745,000	727,237
5.63%, 3/15/2027 (a)	1,023,000	900,183
8.00%, 12/15/2027 (a)	144,000	138,403
6.88%, 4/1/2028 (a)	38,000	22,809
6.00%, 1/15/2029 (a)	301,000	252,087
6.88%, 4/15/2029 (a)	896,000	549,535
6.13%, 4/1/2030 (a)	236,000	135,806
5.25%, 5/15/2030 (a)	179,000	141,164
4.75%, 2/15/2031 (a)	799,000	595,255
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,375,000	1,179,411
3.75%, 2/15/2031 (a)	357,000	284,294
Encompass Health Corp. 4.75%, 2/1/2030	560,000	510,072
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	108,000	74,614
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	48,000	42,565
Heartland Dental LLC 10.50%, 4/30/2028 (a)	411,000	415,110
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	573,000	495,989
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	148,000	102,317
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	435,000	320,812
ModivCare, Inc. 5.88%, 11/15/2025 (a)	189,000	179,314
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	540,000	495,509
3.88%, 5/15/2032 (a)	562,000	466,303
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	152,000	128,820
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.63%, 4/1/2030 (a)	333,000	302,934
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	321,000	292,736
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	409,000	383,166
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	294,000	115,395
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	341,000	318,789
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	57,000	43,903
Select Medical Corp. 6.25%, 8/15/2026 (a)	372,000	368,474
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	45,000	34,650
Tenet Healthcare Corp.
4.88%, 1/1/2026	768,000	744,486
6.25%, 2/1/2027	934,000	919,697
5.13%, 11/1/2027	1,086,000	1,032,607
4.63%, 6/15/2028	741,000	682,326
6.13%, 10/1/2028	1,317,000	1,268,442
6.88%, 11/15/2031	410,000	409,916
Toledo Hospital (The) 6.02%, 11/15/2048	150,000	102,525
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	337,000	293,166
		16,992,755
Health Care REITs — 0.3%
Diversified Healthcare Trust
4.75%, 5/1/2024	121,000	114,846
9.75%, 6/15/2025	82,000	80,632
4.75%, 2/15/2028	11,000	8,400
4.38%, 3/1/2031	150,000	113,177
MPT Operating Partnership LP
5.00%, 10/15/2027	540,000	426,570
4.63%, 8/1/2029	761,000	549,563
3.50%, 3/15/2031	236,000	152,951
		1,446,139
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	772,741
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (a)	70,000	70,080
5.88%, 10/1/2028 (a)	547,000	505,963
RHP Hotel Properties LP 4.75%, 10/15/2027	602,000	559,701
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	409,000	342,041
Service Properties Trust
4.35%, 10/1/2024	163,000	156,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotel & Resort REITs — continued
4.50%, 3/15/2025	288,000	272,088
7.50%, 9/15/2025	678,000	669,893
5.50%, 12/15/2027	135,000	119,487
4.38%, 2/15/2030	633,000	480,565
XHR LP
6.38%, 8/15/2025 (a)	182,000	179,815
4.88%, 6/1/2029 (a)	5,000	4,326
		3,360,782
Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	939,000	854,062
4.38%, 1/15/2028 (a)	634,000	581,919
3.50%, 2/15/2029 (a)	89,000	77,921
4.00%, 10/15/2030 (a)	839,000	710,760
Affinity Interactive 6.88%, 12/15/2027 (a)	7,000	6,198
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	327,000	296,625
Boyd Gaming Corp. 4.75%, 12/1/2027	707,000	661,894
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	335,000	302,340
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,048,000	1,039,865
8.13%, 7/1/2027 (a)	963,000	977,765
4.63%, 10/15/2029 (a)	835,000	730,903
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	285,000	285,204
Carnival Corp.
7.63%, 3/1/2026 (a)	912,000	909,231
5.75%, 3/1/2027 (a)	1,438,000	1,353,320
9.88%, 8/1/2027 (a)	571,000	603,557
4.00%, 8/1/2028 (a)	818,000	731,952
10.50%, 6/1/2030 (a)	710,000	756,242
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	5,000	5,438
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	126,000	108,436
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	60,000	58,307
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	347,000	322,712
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,000	4,781
Cedar Fair LP
5.50%, 5/1/2025 (a)	377,000	374,028
5.38%, 4/15/2027	314,000	296,849
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	446,000	429,693
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	220,000	183,700
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	62,000	62,616
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	227,000	178,558
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	95

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	311,000	277,521
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	504,000	435,995
6.75%, 1/15/2030 (a)	482,000	398,024
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	297,000	264,253
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028 (a)	60,000	40,539
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	146,000	143,248
4.88%, 1/15/2030	996,000	929,179
4.00%, 5/1/2031 (a)	146,000	126,904
3.63%, 2/15/2032 (a)	173,000	144,679
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029 (a)	476,000	422,002
4.88%, 7/1/2031 (a)	137,000	115,502
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	705,000	679,455
International Game Technology plc
6.50%, 2/15/2025 (a)	231,000	231,205
4.13%, 4/15/2026 (a)	553,000	524,931
IRB Holding Corp. 7.00%, 6/15/2025 (a)	377,000	377,000
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	79,000	71,594
KFC Holding Co. 4.75%, 6/1/2027 (a)	882,000	848,925
Las Vegas Sands Corp.
2.90%, 6/25/2025	375,000	354,138
3.50%, 8/18/2026	234,000	216,984
3.90%, 8/8/2029	644,000	566,956
Life Time, Inc.
5.75%, 1/15/2026 (a)	435,000	424,406
8.00%, 4/15/2026 (a)	258,000	256,065
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	400,000	398,509
7.25%, 11/15/2029 (a)	343,000	344,447
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	338,000	278,532
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	398,000	355,215
4.50%, 6/15/2029 (a)	108,000	91,262
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	401,000	388,926
MGM Resorts International
5.75%, 6/15/2025	280,000	276,116
4.63%, 9/1/2026	533,000	502,014
5.50%, 4/15/2027	5,000	4,777
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
4.75%, 10/15/2028	200,000	181,504
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	676,000	629,525
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	129,000	123,460
5.88%, 3/15/2026 (a)	916,000	863,677
5.88%, 2/15/2027 (a)	414,000	401,186
8.38%, 2/1/2028 (a)	5,000	5,154
7.75%, 2/15/2029 (a)	249,000	236,880
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	491,000	401,554
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	314,000	250,635
5.88%, 9/1/2031 (a)	174,000	134,537
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	300,000	244,290
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	280,000	295,707
5.50%, 8/31/2026 (a)	707,000	677,459
11.63%, 8/15/2027 (a)	664,000	723,511
7.50%, 10/15/2027	583,000	587,876
3.70%, 3/15/2028	275,000	239,547
8.25%, 1/15/2029 (a)	486,000	506,179
9.25%, 1/15/2029 (a)	207,000	220,630
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	397,000	349,959
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	103,000	96,949
7.25%, 5/15/2031 (a)	399,000	382,607
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	277,000	276,930
Sizzling Platter LLC 8.50%, 11/28/2025 (a)	251,000	248,579
Station Casinos LLC
4.50%, 2/15/2028 (a)	329,000	294,455
4.63%, 12/1/2031 (a)	237,000	195,376
Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025 (a)	45,000	43,539
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	176,000	146,080
Travel + Leisure Co.
6.60%, 10/1/2025 (d)	50,000	49,809
6.63%, 7/31/2026 (a)	164,000	162,763
6.00%, 4/1/2027 (d)	553,000	537,709
4.63%, 3/1/2030 (a)	101,000	86,900
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	323,000	321,867
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd.
6.25%, 5/15/2025 (a)	141,000	138,885
5.88%, 9/15/2027 (a)	447,000	417,945
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	337,000	313,303
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	530,000	491,942
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	138,000	125,856
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	261,000	257,837
5.25%, 5/15/2027 (a)	132,000	124,941
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	697,000	623,958
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	743,000	684,204
6.88%, 11/15/2037	221,000	232,798
5.35%, 11/1/2043	41,000	36,072
		36,758,753
Household Durables — 1.4%
Ashton Woods USA LLC
4.63%, 8/1/2029 (a)	45,000	38,988
4.63%, 4/1/2030 (a)	195,000	167,945
Beazer Homes USA, Inc.
5.88%, 10/15/2027	286,000	269,526
7.25%, 10/15/2029	121,000	117,236
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	261,000	239,535
5.00%, 6/15/2029 (a)	114,000	94,956
4.88%, 2/15/2030 (a)	271,000	223,817
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	16,000	15,484
Century Communities, Inc.
6.75%, 6/1/2027	31,000	30,904
3.88%, 8/15/2029 (a)	288,000	248,133
Empire Communities Corp. (Canada) 7.00%, 12/15/2025 (a)	144,000	138,974
KB Home
4.80%, 11/15/2029	437,000	394,174
4.00%, 6/15/2031	240,000	202,171
M/I Homes, Inc.
4.95%, 2/1/2028	80,000	74,228
3.95%, 2/15/2030	115,000	98,037
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	107,000	100,918
Meritage Homes Corp. 5.13%, 6/6/2027	61,000	58,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — continued
Newell Brands, Inc.
4.88%, 6/1/2025	73,000	70,844
4.70%, 4/1/2026 (d)	1,030,000	986,849
6.38%, 9/15/2027	315,000	308,585
6.63%, 9/15/2029	123,000	121,729
5.87%, 4/1/2036 (d)	47,000	41,775
6.00%, 4/1/2046 (d)	146,000	118,482
Shea Homes LP 4.75%, 2/15/2028	315,000	289,872
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	273,000	177,368
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	506,000	497,160
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	616,000	529,133
TopBuild Corp.
3.63%, 3/15/2029 (a)	178,000	153,169
4.13%, 2/15/2032 (a)	53,000	44,123
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	201,000	190,556
		6,043,122
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/1/2028	222,000	207,772
4.13%, 10/15/2030	436,000	375,258
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	418,000	369,072
4.38%, 3/31/2029 (a)	240,000	205,557
Kronos Acquisition Holdings, Inc. (Canada)
5.00%, 12/31/2026 (a)	113,000	105,372
7.00%, 12/31/2027 (a)	320,000	281,600
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	184,000	168,746
5.50%, 7/15/2030 (a)	400,000	372,085
		2,085,462
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.
5.25%, 6/1/2026 (a)	60,000	58,871
4.50%, 2/15/2028 (a)	857,000	793,347
5.13%, 3/15/2028 (a)	468,000	426,386
5.00%, 2/1/2031 (a)	393,000	332,507
3.75%, 3/1/2031 (a)	159,000	132,562
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	206,000	190,477
3.75%, 2/15/2031 (a)	655,000	538,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	97

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	20,000	20,824
TransAlta Corp. (Canada) 6.50%, 3/15/2040	219,000	209,333
		2,702,833
Insurance — 1.6%
Acrisure LLC
10.13%, 8/1/2026 (a)	97,000	100,000
4.25%, 2/15/2029 (a)	35,000	30,267
6.00%, 8/1/2029 (a)	532,000	462,146
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	298,000	270,563
6.75%, 10/15/2027 (a)	583,000	551,063
6.75%, 4/15/2028 (a)	334,000	329,062
5.88%, 11/1/2029 (a)	15,000	13,135
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	255,000	228,798
Assurant, Inc. (ICE LIBOR USD 3 Month + 4.14%), 7.00%, 3/27/2048 (c)	72,000	69,748
AssuredPartners, Inc.
7.00%, 8/15/2025 (a)	457,000	452,348
5.63%, 1/15/2029 (a)	310,000	269,305
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	147,000	129,364
Genworth Holdings, Inc. 6.50%, 6/15/2034	6,000	5,133
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	421,000	303,932
HUB International Ltd.
7.00%, 5/1/2026 (a)	775,000	773,548
5.63%, 12/1/2029 (a)	196,000	173,325
7.25%, 6/15/2030 (a)	300,000	305,367
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	416,000	424,570
10.50%, 12/15/2030 (a)	138,000	140,238
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	165,000	169,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (c)	44,000	35,530
4.30%, 2/1/2061 (a)	81,000	49,573
NFP Corp.
4.88%, 8/15/2028 (a)	193,000	172,076
6.88%, 8/15/2028 (a)	911,000	802,203
7.50%, 10/1/2030 (a)	180,000	174,709
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	462,000	412,931
USI, Inc. 6.88%, 5/1/2025 (a)	214,000	213,653
		7,062,330
Interactive Media & Services — 0.3%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	225,000	208,031
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	277,000	131,479
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	355,000	354,154
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	528,000	454,150
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	55,000	46,140
		1,193,954
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	223,000	193,459
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	234,000	200,702
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	320,000	245,800
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	432,000	356,499
Gartner, Inc.
4.50%, 7/1/2028 (a)	529,000	493,312
3.63%, 6/15/2029 (a)	255,000	223,979
3.75%, 10/1/2030 (a)	219,000	189,119
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	61,000	46,255
Northwest Fiber LLC
4.75%, 4/30/2027 (a)	378,000	332,556
10.75%, 6/1/2028 (a)	136,000	126,043
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	294,000	274,876
8.25%, 2/1/2028 (a)	195,000	188,911
Tempo Acquisition LLC 5.75%, 6/1/2025 (a)	56,000	55,037
Twilio, Inc. 3.88%, 3/15/2031	496,000	415,458
Unisys Corp. 6.88%, 11/1/2027 (a)	418,000	329,764
		3,671,770
Leisure Products — 0.1%
Universal Entertainment Corp. (Japan) 8.75%, 12/11/2024 (a) (d)	392,000	396,199
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	507,000	447,493
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Life Sciences Tools & Services — continued
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	200,000	195,750
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	375,000	342,130
		985,373
Machinery — 1.4%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	498,000	437,409
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	5,000	4,439
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	341,000	349,512
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	688,000	704,955
EnPro Industries, Inc. 5.75%, 10/15/2026	315,000	306,041
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	324,000	254,340
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	316,000	308,100
Hillenbrand, Inc.
5.75%, 6/15/2025	228,000	226,575
3.75%, 3/1/2031	387,000	324,982
Husky III Holding Ltd. (Canada) 13.00% (Cash), 2/15/2025 (a) (b)	428,000	426,930
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026 (a)	47,000	47,232
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	269,000	269,238
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	391,000	346,297
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	363,000	314,903
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	211,000	188,775
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	199,000	189,233
Terex Corp. 5.00%, 5/15/2029 (a)	405,000	371,851
Titan International, Inc. 7.00%, 4/30/2028	301,000	286,780
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	498,000	466,825
Werner FinCo. LP 8.75% (Blend (Cash 8.75% + PIK 5.75%)), 10/15/2028 (a) (b)	7,000	6,086
		5,830,503
Marine Transportation — 0.0% ^
Danaos Corp. (Greece) 8.50%, 3/1/2028 (a)	188,000	190,830
Media — 6.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	379,000	330,397
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	529,000	430,135
5.75%, 8/15/2029 (a)	561,000	444,402
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
AMC Networks, Inc.
4.75%, 8/1/2025	473,000	443,370
4.25%, 2/15/2029	200,000	127,486
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	60,000	39,637
Cable One, Inc. 4.00%, 11/15/2030 (a)	83,000	64,737
Clear Channel International BV (United Kingdom) 6.63%, 8/1/2025 (a)	205,000	203,134
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	220,000	197,041
7.50%, 6/1/2029 (a)	800,000	596,233
CMG Media Corp. 8.88%, 12/15/2027 (a)	342,000	268,620
CSC Holdings LLC
7.50%, 4/1/2028 (a)	611,000	388,373
11.25%, 5/15/2028 (a)	428,000	422,147
6.50%, 2/1/2029 (a)	1,226,000	1,013,483
5.75%, 1/15/2030 (a)	950,000	525,331
4.13%, 12/1/2030 (a)	529,000	377,216
4.63%, 12/1/2030 (a)	400,000	209,272
3.38%, 2/15/2031 (a)	200,000	137,354
4.50%, 11/15/2031 (a)	738,000	524,767
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	359,000	263,160
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,450,000	1,285,016
DISH DBS Corp.
5.88%, 11/15/2024	1,167,000	1,085,448
7.75%, 7/1/2026	380,000	284,202
5.25%, 12/1/2026 (a)	1,205,000	1,015,749
7.38%, 7/1/2028	310,000	194,184
5.75%, 12/1/2028 (a)	1,390,000	1,079,015
5.13%, 6/1/2029	415,000	224,391
DISH Network Corp. 11.75%, 11/15/2027 (a)	770,000	781,274
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	67,000	57,473
GCI LLC 4.75%, 10/15/2028 (a)	40,000	34,700
Gray Television, Inc.
7.00%, 5/15/2027 (a)	519,000	465,833
4.75%, 10/15/2030 (a)	618,000	431,506
iHeartCommunications, Inc.
6.38%, 5/1/2026	555,417	484,607
8.38%, 5/1/2027	484,864	335,734
5.25%, 8/15/2027 (a)	292,000	230,892
4.75%, 1/15/2028 (a)	45,000	34,681
Lamar Media Corp.
4.00%, 2/15/2030	397,000	347,375
3.63%, 1/15/2031	70,000	58,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	99

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	638,000	600,517
Liberty Interactive LLC 8.25%, 2/1/2030	13,000	5,048
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	235,000	208,563
8.00%, 8/1/2029 (a)	417,000	371,268
News Corp.
3.88%, 5/15/2029 (a)	643,000	564,676
5.13%, 2/15/2032 (a)	140,000	126,700
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	756,000	710,597
4.75%, 11/1/2028 (a)	162,000	142,108
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	447,000	404,535
4.25%, 1/15/2029 (a)	367,000	301,004
Paramount Global
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	13,000	10,179
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	458,000	377,850
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	59,000	45,984
6.50%, 9/15/2028 (a)	612,000	330,503
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	196,000	157,357
5.38%, 1/15/2031 (a)	69,000	49,287
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	424,000	342,584
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	473,000	252,013
4.13%, 12/1/2030 (a)	168,000	108,266
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	687,000	635,186
4.00%, 7/15/2028 (a)	12,000	10,391
5.50%, 7/1/2029 (a)	1,006,000	905,657
4.13%, 7/1/2030 (a)	789,000	643,216
3.88%, 9/1/2031 (a)	40,000	31,132
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	48,000	33,256
Stagwell Global LLC 5.63%, 8/15/2029 (a)	244,000	203,774
TEGNA, Inc.
4.75%, 3/15/2026 (a)	180,000	171,510
5.00%, 9/15/2029	892,000	784,960
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	400,000	365,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	292,000	281,050
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	197,000	194,291
4.50%, 5/1/2029 (a)	634,000	545,707
7.38%, 6/30/2030 (a)	446,000	431,652
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	510,000	420,928
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	363,000	323,070
Urban One, Inc. 7.38%, 2/1/2028 (a)	211,000	183,476
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	309,000	295,868
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.00%, 7/15/2028 (a)	223,000	197,605
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	322,000	262,512
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	966,000	749,736
		28,216,041
Metals & Mining — 1.9%
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	293,000	285,580
Big River Steel LLC 6.63%, 1/31/2029 (a)	505,000	502,055
Carpenter Technology Corp. 6.38%, 7/15/2028	454,000	443,560
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	30,000	30,009
5.88%, 6/1/2027	618,000	595,144
6.75%, 4/15/2030 (a)	51,000	48,620
4.88%, 3/1/2031 (a)	522,000	455,449
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	191,000	167,427
Commercial Metals Co.
4.13%, 1/15/2030	279,000	246,801
4.38%, 3/15/2032	40,000	34,327
Constellium SE 5.63%, 6/15/2028 (a)	350,000	330,787
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	1,228,000	1,132,941
5.88%, 4/15/2030 (a)	107,000	99,290
6.13%, 4/15/2032 (a)	290,000	269,923
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	159,000	150,075
6.13%, 4/1/2029 (a)	457,000	429,655
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	240,000	184,122
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Infrabuild Australia Pty. Ltd. (Australia) 12.00%, 10/1/2024 (a)	27,000	26,212
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	351,000	310,399
4.50%, 6/1/2031 (a)	269,000	217,357
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	270,000	269,330
8.00%, 11/1/2027 (a)	165,000	164,423
8.50%, 5/1/2030 (a)	235,000	235,840
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	209,000	199,528
Novelis Corp.
3.25%, 11/15/2026 (a)	20,000	18,120
4.75%, 1/30/2030 (a)	1,073,000	960,272
3.88%, 8/15/2031 (a)	126,000	104,323
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	130,000	110,625
United States Steel Corp.
6.88%, 3/1/2029	130,000	129,500
6.65%, 6/1/2037	219,000	215,091
		8,366,785
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	489,000	383,484
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	354,000	320,139
4.75%, 6/15/2029 (a)	405,000	340,488
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (a)	432,000	415,260
3.63%, 7/15/2026 (a)	373,000	333,771
		1,793,142
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	418,000	341,906
Office REITs — 0.1%
Office Properties Income Trust
4.50%, 2/1/2025	130,000	116,230
2.65%, 6/15/2026	85,000	63,585
2.40%, 2/1/2027	131,000	88,610
3.45%, 10/15/2031	370,000	188,205
		456,630
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP 8.25%, 2/15/2026 (a)	237,000	238,185
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (a)	242,000	241,093
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	27,000	27,469
5.75%, 3/1/2027 (a)	496,000	480,730
5.75%, 1/15/2028 (a)	521,000	498,899
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	583,000	579,576
5.88%, 6/30/2029 (a)	157,000	142,997
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	354,000	362,284
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	18,000	17,307
Blue Racer Midstream LLC
7.63%, 12/15/2025 (a)	392,000	393,139
6.63%, 7/15/2026 (a)	70,000	68,797
Buckeye Partners LP
4.13%, 3/1/2025 (a)	200,000	192,606
4.13%, 12/1/2027	200,000	181,858
4.50%, 3/1/2028 (a)	693,000	628,897
5.85%, 11/15/2043	166,000	128,853
5.60%, 10/15/2044	42,000	31,326
California Resources Corp. 7.13%, 2/1/2026 (a)	339,000	339,871
Callon Petroleum Co.
6.38%, 7/1/2026	244,000	240,560
8.00%, 8/1/2028 (a)	307,000	311,322
7.50%, 6/15/2030 (a)	154,000	152,215
Calumet Specialty Products Partners LP
11.00%, 4/15/2025 (a)	64,000	65,470
8.13%, 1/15/2027 (a)	241,000	230,336
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	423,000	412,992
Chord Energy Corp. 6.38%, 6/1/2026 (a)	15,000	14,784
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	506,000	480,214
8.75%, 7/1/2031 (a)	250,000	258,750
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	268,000	231,268
CNX Resources Corp.
7.25%, 3/14/2027 (a)	316,000	315,677
7.38%, 1/15/2031 (a)	275,000	274,489
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	916,000	857,080
CQP Holdco LP 5.50%, 6/15/2031 (a)	500,000	456,240
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	101

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	663,000	643,110
8.00%, 4/1/2029 (a)	184,000	190,130
7.38%, 2/1/2031 (a)	200,000	206,032
CrownRock LP
5.63%, 10/15/2025 (a)	122,000	120,074
5.00%, 5/1/2029 (a)	495,000	459,711
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	55,000	53,353
Delek Logistics Partners LP 7.13%, 6/1/2028 (a)	299,000	277,944
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	820,000	726,454
4.38%, 6/15/2031 (a)	157,000	135,917
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	299,000	305,186
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	163,000	154,557
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	567,000	554,639
EnLink Midstream LLC
5.38%, 6/1/2029	540,000	514,839
6.50%, 9/1/2030 (a)	211,000	211,539
EnLink Midstream Partners LP
4.85%, 7/15/2026	370,000	355,200
5.60%, 4/1/2044	107,000	91,239
5.05%, 4/1/2045	189,000	150,736
5.45%, 6/1/2047	318,000	263,940
Enviva Partners LP 6.50%, 1/15/2026 (a)	145,000	123,613
EQM Midstream Partners LP
4.00%, 8/1/2024	401,000	391,244
5.50%, 7/15/2028	892,000	852,201
4.75%, 1/15/2031 (a)	583,000	515,185
6.50%, 7/15/2048	275,000	249,631
Genesis Energy LP
6.50%, 10/1/2025	11,000	10,854
8.00%, 1/15/2027	1,004,000	989,773
Global Partners LP 6.88%, 1/15/2029	52,000	49,140
Gran Tierra Energy International Holdings Ltd. (Colombia) 6.25%, 2/15/2025 (a)	219,000	191,485
Gulfport Energy Corp. 8.00%, 5/17/2026	271,999	276,223
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,463
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	14,000	13,699
5.13%, 6/15/2028 (a)	755,000	708,206
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	53,000	51,128
5.75%, 2/1/2029 (a)	111,000	102,953
6.00%, 2/1/2031 (a)	234,000	214,352
6.25%, 4/15/2032 (a)	609,000	558,858
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	270,000	268,587
Ithaca Energy North Sea plc (United Kingdom) 9.00%, 7/15/2026 (a)	342,000	327,548
ITT Holdings LLC 6.50%, 8/1/2029 (a)	208,000	187,720
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	499,000	483,286
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	175,000	177,058
Matador Resources Co. 6.88%, 4/15/2028 (a)	585,000	584,075
MEG Energy Corp. (Canada)
7.13%, 2/1/2027 (a)	185,000	187,334
5.88%, 2/1/2029 (a)	333,000	318,125
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (a)	409,000	391,502
10.50%, 5/15/2027 (a)	152,000	150,816
Murphy Oil Corp.
6.38%, 7/15/2028	200,000	199,896
7.05%, 5/1/2029	63,000	63,663
5.87%, 12/1/2042 (d)	280,000	234,550
Neptune Energy Bondco plc (United Kingdom) 6.63%, 5/15/2025 (a)	438,000	435,810
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	588,000	568,290
6.50%, 9/30/2026 (a)	284,000	263,984
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	392,000	390,266
NGL Energy Partners LP
6.13%, 3/1/2025	108,000	106,107
7.50%, 4/15/2026	311,000	298,994
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (a)	5,000	5,012
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	143,000	137,459
NuStar Logistics LP
6.00%, 6/1/2026	164,000	160,733
5.63%, 4/28/2027	546,000	529,757
Parkland Corp. (Canada)
5.88%, 7/15/2027 (a)	25,000	24,162
4.50%, 10/1/2029 (a)	377,000	332,182
4.63%, 5/1/2030 (a)	476,000	419,627
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
PBF Holding Co. LLC
7.25%, 6/15/2025	473,000	473,032
6.00%, 2/15/2028	121,000	114,455
PDC Energy, Inc. 5.75%, 5/15/2026	264,000	263,340
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	21,000	21,173
6.88%, 4/1/2027 (a)	9,000	8,941
5.88%, 7/1/2029 (a)	644,000	621,103
Range Resources Corp.
8.25%, 1/15/2029	442,000	458,862
4.75%, 2/15/2030 (a)	194,000	175,176
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	473,000	436,023
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	588,000	538,186
4.80%, 5/15/2030 (a)	342,000	298,769
6.88%, 4/15/2040 (a)	44,000	39,580
SM Energy Co.
5.63%, 6/1/2025	180,000	177,277
6.75%, 9/15/2026	459,000	457,072
6.63%, 1/15/2027	85,000	83,938
Southwestern Energy Co.
5.70%, 1/23/2025 (d)	276,000	273,312
8.38%, 9/15/2028	159,000	165,495
5.38%, 3/15/2030	657,000	615,074
4.75%, 2/1/2032	440,000	389,777
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	292,000	273,513
Summit Midstream Holdings LLC
5.75%, 4/15/2025	244,000	224,480
9.00%, 10/15/2026 (a) (d)	451,000	435,215
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	403,000	354,622
Sunoco LP
6.00%, 4/15/2027	426,000	421,545
5.88%, 3/15/2028	35,000	33,996
4.50%, 4/30/2030	599,000	534,063
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	64,000	61,327
5.50%, 1/15/2028 (a)	631,000	586,048
6.00%, 12/31/2030 (a)	100,000	89,459
6.00%, 9/1/2031 (a)	357,000	317,059
Talos Production, Inc. 12.00%, 1/15/2026	418,000	435,765
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	301,000	279,178
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	603,000	547,615
4.75%, 1/15/2030 (a)	90,000	77,131
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	227,000	214,644
TransMontaigne Partners LP 6.13%, 2/15/2026	207,000	177,761
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,117,000	966,231
4.13%, 8/15/2031 (a)	354,000	300,283
3.88%, 11/1/2033 (a)	210,000	170,623
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	877,000	884,668
8.38%, 6/1/2031 (a)	674,000	679,860
Vermilion Energy, Inc. (Canada) 6.88%, 5/1/2030 (a)	369,000	349,358
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	26,000	25,053
Vital Energy, Inc.
9.50%, 1/15/2025	94,000	94,470
10.13%, 1/15/2028	254,000	257,810
7.75%, 7/31/2029 (a)	176,000	158,400
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	220,000	222,747
		41,622,944
Paper & Forest Products — 0.3%
Ahlstrom Holding 3 Oy (Finland) 4.88%, 2/4/2028 (a)	227,000	188,503
Domtar Corp. 6.75%, 10/1/2028 (a)	531,000	459,345
Glatfelter Corp. 4.75%, 11/15/2029 (a)	74,000	51,696
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	362,000	311,499
Mercer International, Inc. (Germany)
5.50%, 1/15/2026	83,000	79,207
5.13%, 2/1/2029	432,000	353,401
		1,443,651
Passenger Airlines — 1.8%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	535,000	494,030
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	481,000	470,779
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	335,000	320,595
American Airlines, Inc.
11.75%, 7/15/2025 (a)	60,000	65,673
5.50%, 4/20/2026 (a)	922,174	904,915
7.25%, 2/15/2028 (a)	195,000	191,552
5.75%, 4/20/2029 (a)	1,601,009	1,531,174
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	103

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
Delta Air Lines, Inc.
7.38%, 1/15/2026	425,000	437,260
4.38%, 4/19/2028	331,000	312,629
3.75%, 10/28/2029	315,000	280,193
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	441,111	408,188
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	292,000	292,320
United Airlines Holdings, Inc. 4.88%, 1/15/2025	45,000	43,899
United Airlines, Inc.
4.38%, 4/15/2026 (a)	279,000	262,938
4.63%, 4/15/2029 (a)	1,179,000	1,048,309
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	567,000	513,135
9.50%, 6/1/2028 (a)	161,000	148,571
6.38%, 2/1/2030 (a)	161,000	132,017
		7,858,177
Personal Care Products — 0.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	604,000	604,252
Coty, Inc.
5.00%, 4/15/2026 (a)	448,000	430,653
6.50%, 4/15/2026 (a)	163,000	162,563
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	100,000	86,664
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	604,000	581,205
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	26,000	24,572
3.75%, 4/1/2031 (a)	507,000	419,542
		2,309,451
Pharmaceuticals — 1.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	108,000	97,824
8.50%, 1/31/2027 (a)	65,000	36,156
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,037,000	933,881
9.00%, 12/15/2025 (a)	261,000	238,824
6.13%, 2/1/2027 (a)	242,000	159,115
5.75%, 8/15/2027 (a)	1,112,000	696,177
5.00%, 1/30/2028 (a)	669,000	290,691
11.00%, 9/30/2028 (a)	524,000	374,103
5.00%, 2/15/2029 (a)	202,000	83,830
6.25%, 2/15/2029 (a)	10,000	4,375
5.25%, 1/30/2030 (a)	5,000	2,111
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
5.25%, 2/15/2031 (a)	190,000	80,598
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	513,000	479,014
3.13%, 2/15/2029 (a)	225,000	189,356
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	287,000	259,820
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	268,000	264,315
Jazz Securities DAC 4.38%, 1/15/2029 (a)	450,000	403,172
Mallinckrodt International Finance SA
Series 144#, 10.00%, 4/15/2025 (a)	50,000	4,750
11.50%, 12/15/2028 (a) (g)	461,000	415,161
Organon & Co. 5.13%, 4/30/2031 (a)	825,000	702,903
P&L Development LLC 7.75%, 11/15/2025 (a)	129,000	111,501
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	325,000	309,134
4.65%, 6/15/2030 (d)	550,000	487,465
		6,624,276
Professional Services — 0.2%
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	130,000	119,243
4.00%, 4/15/2029 (a)	90,000	76,976
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	470,000	384,225
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	401,000	359,890
KBR, Inc. 4.75%, 9/30/2028 (a)	28,000	25,166
Science Applications International Corp. 4.88%, 4/1/2028 (a)	51,000	47,474
		1,012,974
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	300,000	285,595
Five Point Operating Co. LP 7.88%, 11/15/2025 (a)	321,000	299,337
Forestar Group, Inc.
3.85%, 5/15/2026 (a)	55,000	50,924
5.00%, 3/1/2028 (a)	65,000	60,068
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	165,000	148,557
4.13%, 2/1/2029 (a)	225,000	185,625
4.38%, 2/1/2031 (a)	466,000	371,379
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	279,000	213,111
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	593,000	476,487
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — continued
Realogy Group LLC
5.75%, 1/15/2029 (a)	613,000	439,025
5.25%, 4/15/2030 (a)	142,000	98,571
WeWork Cos. LLC 5.00%, 7/10/2025 (a)	217,000	21,965
		2,650,644
Retail REITs — 0.2%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	522,000	478,849
4.50%, 4/1/2027 (a)	280,000	233,800
		712,649
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	489,000	488,697
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	442,000	405,226
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	51,000	47,448
5.95%, 6/15/2030 (a)	619,000	592,764
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	53,000	47,179
Synaptics, Inc. 4.00%, 6/15/2029 (a)	224,000	190,552
		1,771,866
Software — 2.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	293,000	286,621
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	739,000	641,800
Boxer Parent Co., Inc. 9.13%, 3/1/2026 (a)	108,000	107,731
Camelot Finance SA 4.50%, 11/1/2026 (a)	287,000	268,437
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	82,000	80,647
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	544,000	479,346
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	1,382,000	1,236,136
9.00%, 9/30/2029 (a)	1,318,000	1,178,131
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	495,000	447,386
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	475,000	408,405
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	124,000	64,588
Elastic NV 4.13%, 7/15/2029 (a)	119,000	102,296
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	368,000	356,960
4.00%, 6/15/2028 (a)	230,000	210,323
Gen Digital, Inc.
5.00%, 4/15/2025 (a)	453,000	444,071
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
6.75%, 9/30/2027 (a)	192,000	192,484
7.13%, 9/30/2030 (a)	386,000	388,596
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	250,000	146,297
McAfee Corp. 7.38%, 2/15/2030 (a)	830,000	726,174
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	349,000	312,433
NCR Corp.
5.75%, 9/1/2027 (a)	205,000	206,982
5.00%, 10/1/2028 (a)	35,000	32,123
5.13%, 4/15/2029 (a)	94,000	85,487
6.13%, 9/1/2029 (a)	734,000	755,972
5.25%, 10/1/2030 (a)	269,000	241,416
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	5,000	4,450
3.88%, 12/1/2029 (a)	590,000	500,333
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	507,000	436,900
4.13%, 12/1/2031 (a)	325,000	269,775
PTC, Inc. 4.00%, 2/15/2028 (a)	183,000	168,131
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	305,000	253,150
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	827,000	796,153
Veritas US, Inc. 7.50%, 9/1/2025 (a)	727,000	595,609
		12,425,343
Specialized REITs — 0.6%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	785,000	739,022
5.00%, 7/15/2028 (a)	126,000	116,684
4.88%, 9/15/2029 (a)	915,000	826,857
5.25%, 7/15/2030 (a)	60,000	54,140
SBA Communications Corp.
3.88%, 2/15/2027	821,000	759,072
3.13%, 2/1/2029	340,000	291,104
		2,786,879
Specialty Retail — 3.2%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	137,000	54,007
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	258,000	262,515
Arko Corp. 5.13%, 11/15/2029 (a)	185,000	151,939
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	454,000	414,150
4.63%, 11/15/2029 (a)	489,000	431,388
5.00%, 2/15/2032 (a)	77,000	66,057
At Home Group, Inc. 4.88%, 7/15/2028 (a)	229,000	110,126
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	105

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	539,000	563,907
5.25%, 2/1/2028	5,000	4,797
7.50%, 6/15/2029	176,000	177,446
6.88%, 11/1/2035	857,000	801,329
6.75%, 7/1/2036	46,000	42,463
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (b)	30,000	27,460
Carvana Co.
5.63%, 10/1/2025 (a)	271,000	235,636
5.50%, 4/15/2027 (a)	50,000	36,500
10.25%, 5/1/2030 (a)	1,447,000	1,121,722
eG Global Finance plc (United Kingdom) 8.50%, 10/30/2025 (a)	357,000	353,432
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	36,000	37,541
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	172,000	129,459
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	454,000	345,623
3.88%, 10/1/2031 (a)	125,000	90,582
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	502,000	445,726
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	538,000	469,449
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	308,000	267,341
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	742,000	637,048
4.38%, 1/15/2031 (a)	123,000	104,653
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	508,000	462,919
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	379,000	315,991
7.88%, 5/1/2029 (a)	482,000	334,122
Murphy Oil USA, Inc.
5.63%, 5/1/2027	501,000	487,814
3.75%, 2/15/2031 (a)	5,000	4,206
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	54,000	42,255
6.75%, 8/1/2029 (a)	86,000	68,824
Penske Automotive Group, Inc. 3.75%, 6/15/2029	639,000	548,309
PetSmart, Inc.
4.75%, 2/15/2028 (a)	450,000	403,663
7.75%, 2/15/2029 (a)	400,000	382,005
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	161,000	137,638
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
4.88%, 11/15/2031 (a)	300,000	249,524
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (a)	439,000	420,316
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	343,000	305,278
6.13%, 7/1/2029 (a)	565,000	491,259
Staples, Inc.
7.50%, 4/15/2026 (a)	1,140,000	943,233
10.75%, 4/15/2027 (a)	233,000	127,080
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	137,000	136,830
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	373,000	270,063
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	246,000	225,712
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	176,000	173,712
		13,913,049
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
4.88%, 6/1/2027	621,000	594,719
4.09%, 6/1/2029	420,000	370,059
4.13%, 1/15/2031	202,000	164,984
8.50%, 7/15/2031 (a)	40,000	41,908
9.63%, 12/1/2032 (a)	162,000	179,448
Western Digital Corp.
4.75%, 2/15/2026	248,000	236,449
3.10%, 2/1/2032	446,000	333,123
Xerox Corp.
4.80%, 3/1/2035	75,000	50,590
6.75%, 12/15/2039	254,000	197,900
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	331,000	315,672
5.50%, 8/15/2028 (a)	353,000	307,096
		2,791,948
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.
4.25%, 3/15/2029 (a)	27,000	22,767
4.13%, 8/15/2031 (a)	80,000	63,400
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	282,000	276,360
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	321,000	300,070
9.00%, 2/15/2031 (a)	98,000	98,383
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	418,000	339,637
Under Armour, Inc. 3.25%, 6/15/2026	230,000	210,805
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — continued
William Carter Co. (The) 5.63%, 3/15/2027 (a)	204,000	197,766
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	372,000	278,632
		1,787,820
Tobacco — 0.1%
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	15,000	14,001
Vector Group Ltd.
10.50%, 11/1/2026 (a)	126,000	126,400
5.75%, 2/1/2029 (a)	535,000	465,740
		606,141
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	70,000	64,786
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (a)	275,000	258,723
4.13%, 5/15/2029 (a)	24,000	20,640
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	80,000	71,416
Boise Cascade Co. 4.88%, 7/1/2030 (a)	283,000	254,972
Fly Leasing Ltd. (India) 7.00%, 10/15/2024 (a)	267,000	236,375
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (a)	278,000	274,506
5.50%, 5/1/2028 (a)	683,000	634,449
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	225,000	190,406
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	774,000	675,819
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	644,000	619,255
Imola Merger Corp. 4.75%, 5/15/2029 (a)	935,000	831,081
United Rentals North America, Inc.
5.50%, 5/15/2027	693,000	679,223
3.88%, 11/15/2027	155,000	143,556
4.88%, 1/15/2028	483,000	459,551
5.25%, 1/15/2030	736,000	699,435
3.75%, 1/15/2032	301,000	253,127
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	913,000	929,192
		7,296,512
Wireless Telecommunication Services — 1.1%
C&W Senior Financing DAC (Panama) 6.88%, 9/15/2027 (a)	465,000	427,800
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	700,000	664,060
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	165,000	151,671
6.63%, 8/1/2026	549,000	476,257
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (a)	180,000	161,325
4.50%, 4/27/2031 (a)	559,000	439,005
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	44,000	39,885
United States Cellular Corp. 6.70%, 12/15/2033	268,000	261,139
Vmed O2 UK Financing I plc (United Kingdom)
4.25%, 1/31/2031 (a)	329,000	269,097
4.75%, 7/15/2031 (a)	300,000	250,772
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	694,000	699,007
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (c)	131,000	115,752
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (c)	177,000	138,207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	621,000	432,934
		4,526,911
Total Corporate Bonds (Cost $443,138,912)		423,573,218
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (h) (i) (Cost $3,924,056)	3,924,056	3,924,056
Total Investments — 98.7% (Cost $447,062,968)		427,497,274
Other Assets Less Liabilities — 1.3%		5,757,480
NET ASSETS — 100.0%		433,254,754

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	107

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2023

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.2%
Aerospace & Defense — 2.2%
Boeing Co. (The)
4.88%, 5/1/2025	108,000	106,487
3.60%, 5/1/2034	251,000	212,665
5.71%, 5/1/2040	75,000	72,857
3.75%, 2/1/2050	10,000	7,291
3.83%, 3/1/2059	5,000	3,443
General Dynamics Corp. 4.25%, 4/1/2050	12,000	10,550
Hexcel Corp. 4.20%, 2/15/2027 (a)	10,000	9,397
L3Harris Technologies, Inc.
4.40%, 6/15/2028	159,000	152,871
2.90%, 12/15/2029	18,000	15,660
Lockheed Martin Corp.
3.55%, 1/15/2026	54,000	52,256
2.80%, 6/15/2050	10,000	6,729
5.90%, 11/15/2063	32,000	35,105
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	83,811
4.03%, 10/15/2047	41,000	33,718
Precision Castparts Corp. 3.90%, 1/15/2043	95,000	78,225
RTX Corp.
3.13%, 5/4/2027	121,000	112,767
4.45%, 11/16/2038	107,000	94,777
3.75%, 11/1/2046	23,000	17,449
		1,106,058
Air Freight & Logistics — 0.3%
FedEx Corp.
2.40%, 5/15/2031	60,000	49,538
3.25%, 5/15/2041	21,000	15,271
4.05%, 2/15/2048	10,000	7,789
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	84,466
5.30%, 4/1/2050	18,000	18,204
		175,268
Automobile Components — 0.3%
Aptiv plc 3.10%, 12/1/2051	8,000	4,870
Lear Corp. 3.80%, 9/15/2027	140,000	131,116
		135,986
Automobiles — 0.5%
General Motors Co.
6.13%, 10/1/2025	158,000	158,756
5.00%, 4/1/2035	5,000	4,466
5.40%, 4/1/2048	10,000	8,335
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — continued
5.95%, 4/1/2049	64,000	57,329
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	10,000	8,729
		237,615
Banks — 16.4%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	187,359
Bank of America Corp.
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	16,000	15,701
4.25%, 10/22/2026	311,000	298,390
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	52,000	47,128
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	100,000	98,686
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	135,000	127,903
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	146,000	137,610
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	5,000	4,894
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	112,000	102,646
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	26,000	23,930
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	237,000	196,963
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	193,707
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	5,000	3,801
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (b)	59,000	51,292
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	23,000	15,838
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (b)	225,000	176,820
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	78,000	62,668
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	180,000	173,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	26,000	22,411
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029 (b)	288,000	273,554
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	66,000	58,754
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	9,000	8,613
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	36,000	35,835
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	109

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.20%, 10/21/2026	188,000	175,321
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	100,000	97,365
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	107,000	89,577
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	166,178
6.63%, 6/15/2032	83,000	86,489
6.00%, 10/31/2033	39,000	39,253
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	87,000	71,364
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	95,000	90,179
4.75%, 5/18/2046	47,000	39,308
4.65%, 7/23/2048	39,000	33,820
Comerica, Inc. 4.00%, 2/1/2029	74,000	63,685
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	100,000	101,786
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	121,000	121,948
8.25%, 3/1/2038	40,000	45,164
FNB Corp. 5.15%, 8/25/2025	147,000	142,432
HSBC Holdings plc (United Kingdom)
(SOFR + 1.51%), 4.18%, 12/9/2025 (b)	253,000	246,508
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	227,000	218,903
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	258,452
6.10%, 1/14/2042	80,000	83,767
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	100,000	86,186
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	189,635
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	48,000	43,670
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	47,597
4.05%, 9/11/2028	5,000	4,746
3.74%, 3/7/2029	325,000	300,733
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	188,556
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	228,000	202,511
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	24,000	22,297
(SOFRINDX + 1.85%), 4.63%, 6/6/2033 (b)	24,000	21,711
Regions Financial Corp.
2.25%, 5/18/2025	32,000	29,908
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
7.38%, 12/10/2037	25,000	26,484
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	155,000	149,022
3.38%, 4/14/2025	114,000	110,280
2.30%, 11/3/2031	98,000	78,725
Santander Holdings USA, Inc.
3.24%, 10/5/2026	10,000	9,158
4.40%, 7/13/2027	38,000	35,980
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (b)	208,000	182,998
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	200,000	194,656
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	181,000	175,699
1.15%, 6/12/2025	18,000	16,693
2.45%, 1/12/2032	66,000	53,354
Truist Financial Corp.
3.70%, 6/5/2025	10,000	9,637
1.20%, 8/5/2025	185,000	169,711
3.88%, 3/19/2029	107,000	95,659
US Bancorp
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	101,000	92,031
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	19,477
Wells Fargo & Co.
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	13,000	12,693
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	317,000	294,239
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	100,000	97,024
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	323,000	276,333
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	31,000	30,200
5.95%, 12/15/2036	100,000	97,671
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	28,000	20,045
5.38%, 11/2/2043	55,000	50,613
5.61%, 1/15/2044	110,000	103,582
4.75%, 12/7/2046	55,000	45,633
Westpac Banking Corp. (Australia)
3.74%, 8/26/2025	81,000	78,568
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b) (c)	50,000	47,225
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	160,000	149,356
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	23,676
3.13%, 11/18/2041 (c)	14,000	9,123
		8,382,958
Beverages — 2.0%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	101,000	97,601
4.70%, 2/1/2036	54,000	51,679
4.90%, 2/1/2046	149,000	138,491
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	36,000	34,526
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	16,000	16,052
4.60%, 4/15/2048	19,000	17,099
4.75%, 4/15/2058	53,000	47,417
5.80%, 1/23/2059	55,000	57,662
Coca-Cola Co. (The)
1.75%, 9/6/2024	159,000	153,275
1.45%, 6/1/2027	10,000	8,929
2.25%, 1/5/2032	5,000	4,193
2.88%, 5/5/2041	78,000	58,920
2.60%, 6/1/2050	55,000	36,456
2.75%, 6/1/2060	16,000	10,381
Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	58,972
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	20,000	15,146
Molson Coors Beverage Co. 4.20%, 7/15/2046	46,000	36,422
PepsiCo, Inc.
3.60%, 3/1/2024	53,000	52,495
2.75%, 3/19/2030	18,000	16,013
2.63%, 10/21/2041	64,000	46,426
2.75%, 10/21/2051	77,000	52,030
		1,010,185
Biotechnology — 1.9%
AbbVie, Inc.
3.60%, 5/14/2025	47,000	45,577
2.95%, 11/21/2026	141,000	131,927
4.05%, 11/21/2039	147,000	126,039
4.70%, 5/14/2045	68,000	61,044
Amgen, Inc.
2.20%, 2/21/2027	68,000	61,785
2.45%, 2/21/2030	113,000	96,089
2.30%, 2/25/2031	70,000	57,750
5.25%, 3/2/2033	98,000	97,443
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
3.15%, 2/21/2040	29,000	21,628
2.80%, 8/15/2041	84,000	57,914
5.65%, 6/15/2042	41,000	40,272
5.60%, 3/2/2043	10,000	9,815
4.40%, 5/1/2045	20,000	16,788
3.38%, 2/21/2050	20,000	14,002
4.40%, 2/22/2062	74,000	58,582
Biogen, Inc. 3.15%, 5/1/2050	48,000	31,328
Gilead Sciences, Inc. 4.15%, 3/1/2047	64,000	53,467
		981,450
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China) 2.13%, 2/9/2031	200,000	160,292
Amazon.com, Inc.
2.80%, 8/22/2024	10,000	9,752
0.80%, 6/3/2025	122,000	113,275
1.00%, 5/12/2026	214,000	193,347
3.60%, 4/13/2032	8,000	7,354
3.88%, 8/22/2037	249,000	224,542
2.88%, 5/12/2041	12,000	8,986
4.10%, 4/13/2062	23,000	19,062
eBay, Inc. 3.65%, 5/10/2051	10,000	7,131
		743,741
Building Products — 0.2%
Carlisle Cos., Inc. 2.75%, 3/1/2030	10,000	8,466
Carrier Global Corp. 3.58%, 4/5/2050	15,000	10,722
Masco Corp. 2.00%, 10/1/2030	125,000	98,878
		118,066
Capital Markets — 7.7%
Ares Capital Corp. 2.88%, 6/15/2028	25,000	21,122
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	241,000	226,354
3.30%, 8/23/2029	81,000	72,322
(SOFR + 1.51%), 4.71%, 2/1/2034 (b)	16,000	15,060
BlackRock, Inc. 1.90%, 1/28/2031	178,000	144,304
Blue Owl Capital Corp. 2.63%, 1/15/2027	46,000	39,826
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	17,000	14,307
Brookfield Finance, Inc. (Canada) 3.63%, 2/15/2052	42,000	27,973
Charles Schwab Corp. (The)
2.00%, 3/20/2028	34,000	29,289
2.75%, 10/1/2029	48,000	41,323
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	111

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
2.90%, 3/3/2032	9,000	7,426
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	45,000	45,067
CI Financial Corp. (Canada) 4.10%, 6/15/2051	26,000	15,732
CME Group, Inc.
3.00%, 3/15/2025	10,000	9,662
4.15%, 6/15/2048	44,000	38,683
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	50,000	55,577
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	136,956
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	150,000	132,435
Franklin Resources, Inc. 1.60%, 10/30/2030	54,000	42,318
FS KKR Capital Corp. 3.25%, 7/15/2027	60,000	52,058
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	95,000	93,378
3.50%, 4/1/2025	76,000	73,356
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	49,000	47,529
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	80,000	74,830
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	393,000	369,920
3.80%, 3/15/2030	193,000	175,631
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	42,000	33,150
6.13%, 2/15/2033	19,000	20,161
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	83,000	68,877
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	34,000	29,356
Hercules Capital, Inc. 3.38%, 1/20/2027	47,000	41,574
Intercontinental Exchange, Inc.
3.75%, 12/1/2025	43,000	41,504
5.20%, 6/15/2062	63,000	59,869
Lazard Group LLC 3.63%, 3/1/2027	9,000	8,341
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	129,000	121,626
4.35%, 9/8/2026	6,000	5,778
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	100,000	100,682
3.63%, 1/20/2027	128,000	120,915
3.95%, 4/23/2027	111,000	104,626
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	254,000	235,496
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	183,000	162,658
7.25%, 4/1/2032	23,000	26,153
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	46,000	44,764
3.97%, 7/22/2038 (d)	252,000	210,043
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	177,247
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	46,000	41,037
6.13%, 11/2/2032	57,000	58,192
Prospect Capital Corp. 3.44%, 10/15/2028	9,000	7,089
S&P Global, Inc. 3.70%, 3/1/2052	66,000	51,350
State Street Corp.
2.20%, 3/3/2031	24,000	19,112
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	150,000	123,022
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	46,000	39,568
		3,954,628
Chemicals — 1.5%
Albemarle Corp.
4.65%, 6/1/2027	100,000	96,710
5.05%, 6/1/2032	19,000	17,891
Celanese US Holdings LLC
6.05%, 3/15/2025	37,000	37,028
6.33%, 7/15/2029	33,000	32,795
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	30,046
DuPont de Nemours, Inc. 5.42%, 11/15/2048	49,000	47,401
EIDP, Inc. 1.70%, 7/15/2025	13,000	12,123
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	84,108
LYB International Finance III LLC
1.25%, 10/1/2025	73,000	66,613
3.38%, 10/1/2040	122,000	87,662
Mosaic Co. (The) 4.88%, 11/15/2041	47,000	39,341
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	32,000	27,776
5.88%, 12/1/2036	51,000	50,627
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	7,000	6,598
2.95%, 8/15/2029	124,000	109,278
		745,997
Commercial Services & Supplies — 0.4%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,669
Nature Conservancy (The) Series A, 3.96%, 3/1/2052	28,000	22,866
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	90,000	85,482
Republic Services, Inc.
3.20%, 3/15/2025	5,000	4,832
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
3.05%, 3/1/2050	14,000	9,541
Waste Connections, Inc. 2.95%, 1/15/2052	45,000	29,454
Waste Management, Inc. 3.13%, 3/1/2025	52,000	50,385
		207,229
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.50%, 9/20/2026	82,000	76,751
5.90%, 2/15/2039	91,000	98,590
Nokia OYJ (Finland)
4.38%, 6/12/2027	56,000	52,814
6.63%, 5/15/2039	15,000	14,272
		242,427
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	42,101
2.35%, 1/15/2032	12,000	9,484
		51,585
Construction Materials — 0.1%
Eagle Materials, Inc. 2.50%, 7/1/2031	40,000	32,321
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	36,000	24,099
		56,420
Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150,000	150,694
1.75%, 1/30/2026	150,000	135,839
American Express Co. 2.50%, 7/30/2024	83,000	80,628
American Honda Finance Corp. 1.00%, 9/10/2025	63,000	57,748
Capital One Financial Corp. 3.30%, 10/30/2024	161,000	156,407
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	5,000	4,326
Discover Financial Services 3.75%, 3/4/2025	17,000	16,297
General Motors Financial Co., Inc. 3.60%, 6/21/2030	180,000	154,586
John Deere Capital Corp. 1.30%, 10/13/2026	249,000	222,952
Synchrony Financial
4.88%, 6/13/2025	19,000	18,305
4.50%, 7/23/2025	20,000	19,078
5.15%, 3/19/2029	14,000	12,840
Toyota Motor Credit Corp.
3.40%, 4/14/2025	13,000	12,624
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
3.65%, 8/18/2025	214,000	207,691
2.40%, 1/13/2032	11,000	9,094
		1,259,109
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.
1.38%, 6/20/2027	134,000	118,462
1.75%, 4/20/2032	32,000	25,389
Dollar General Corp. 5.50%, 11/1/2052	30,000	27,145
Dollar Tree, Inc. 3.38%, 12/1/2051	27,000	17,465
Kroger Co. (The) 5.40%, 1/15/2049	44,000	41,937
Sysco Corp. 6.60%, 4/1/2050	38,000	41,740
Target Corp. 3.38%, 4/15/2029	250,000	233,691
Walgreens Boots Alliance, Inc. 4.10%, 4/15/2050	36,000	24,558
Walmart, Inc.
7.55%, 2/15/2030	11,000	12,734
1.80%, 9/22/2031	96,000	78,546
4.05%, 6/29/2048	47,000	41,249
		662,916
Containers & Packaging — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	29,000	28,186
WRKCo, Inc.
4.90%, 3/15/2029	10,000	9,628
3.00%, 6/15/2033	10,000	8,097
		45,911
Diversified Consumer Services — 0.3%
Duke University Series 2020, 2.83%, 10/1/2055	6,000	3,962
Georgetown University (The) Series A, 5.22%, 10/1/2118	6,000	5,359
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	9,381
Massachusetts Institute of Technology 3.89%, 7/1/2116	6,000	4,478
Northwestern University Series 2020, 2.64%, 12/1/2050	23,000	15,061
University of Southern California 3.03%, 10/1/2039	48,000	38,330
Yale University Series 2020, 2.40%, 4/15/2050	98,000	61,865
		138,436
Diversified REITs — 0.6%
American Assets Trust LP 3.38%, 2/1/2031	31,000	23,970
GLP Capital LP 5.75%, 6/1/2028	27,000	26,229
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	113

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
Simon Property Group LP
2.45%, 9/13/2029	78,000	66,031
4.75%, 3/15/2042	40,000	34,062
STORE Capital Corp.
4.50%, 3/15/2028	39,000	34,896
2.75%, 11/18/2030	10,000	7,346
VICI Properties LP
4.95%, 2/15/2030	50,000	47,018
5.63%, 5/15/2052	14,000	12,334
Vornado Realty LP 2.15%, 6/1/2026	47,000	40,513
		292,399
Diversified Telecommunication Services — 2.6%
AT&T, Inc.
3.80%, 2/15/2027	244,000	232,101
1.65%, 2/1/2028	11,000	9,402
2.55%, 12/1/2033	106,000	80,864
6.38%, 3/1/2041	12,000	12,348
3.50%, 9/15/2053	259,000	170,450
3.55%, 9/15/2055	193,000	125,944
3.65%, 9/15/2059	30,000	19,414
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	52,000	40,907
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	10,000	12,576
Orange SA (France) 5.38%, 1/13/2042	5,000	4,790
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	84,000	89,643
Verizon Communications, Inc.
3.38%, 2/15/2025	153,000	148,393
4.02%, 12/3/2029	10,000	9,287
3.40%, 3/22/2041	493,000	366,103
3.85%, 11/1/2042	10,000	7,759
3.00%, 11/20/2060	40,000	23,484
		1,353,465
Electric Utilities — 5.9%
AEP Transmission Co. LLC Series M, 3.65%, 4/1/2050	128,000	96,605
Alabama Power Co.
3.94%, 9/1/2032	38,000	34,584
4.30%, 1/2/2046	10,000	8,232
Series A, 4.30%, 7/15/2048	133,000	109,376
Arizona Public Service Co.
4.25%, 3/1/2049	20,000	15,265
3.50%, 12/1/2049	23,000	15,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	57,000	38,899
2.90%, 6/15/2050	76,000	48,866
Commonwealth Edison Co.
4.00%, 3/1/2049	5,000	3,987
3.00%, 3/1/2050	62,000	40,978
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	83,000	68,952
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	43,000	34,526
DTE Electric Co. 2.95%, 3/1/2050	130,000	86,213
Duke Energy Corp.
2.65%, 9/1/2026	168,000	155,432
3.75%, 9/1/2046	106,000	77,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	29,000	21,441
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	13,625
2.75%, 4/1/2050	48,000	29,310
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,685
Emera US Finance LP (Canada) 4.75%, 6/15/2046	10,000	7,830
Entergy Louisiana LLC 4.00%, 3/15/2033	141,000	126,566
Evergy, Inc.
2.45%, 9/15/2024	114,000	109,968
2.90%, 9/15/2029	88,000	76,500
Exelon Corp. 3.95%, 6/15/2025	10,000	9,704
Florida Power & Light Co.
2.85%, 4/1/2025	76,000	73,100
5.69%, 3/1/2040	64,000	65,586
3.80%, 12/15/2042	14,000	11,415
3.95%, 3/1/2048	40,000	32,426
3.15%, 10/1/2049	25,000	17,446
Fortis, Inc. (Canada) 3.06%, 10/4/2026	173,000	160,584
Gulf Power Co. Series A, 3.30%, 5/30/2027	10,000	9,386
Idaho Power Co. 5.50%, 3/15/2053	47,000	46,195
MidAmerican Energy Co. 4.25%, 5/1/2046	126,000	103,328
NextEra Energy Capital Holdings, Inc. 1.90%, 6/15/2028	106,000	91,093
Northern States Power Co. 3.60%, 5/15/2046	101,000	76,340
Oklahoma Gas and Electric Co. 4.15%, 4/1/2047	73,000	58,003
Oncor Electric Delivery Co. LLC 4.10%, 11/15/2048	26,000	21,128
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
3.00%, 6/15/2028	75,000	65,171
2.50%, 2/1/2031	10,000	7,799
3.25%, 6/1/2031	127,000	102,980
4.50%, 7/1/2040	47,000	36,259
3.30%, 8/1/2040	54,000	36,284
6.75%, 1/15/2053	5,000	4,865
PECO Energy Co. 3.00%, 9/15/2049	5,000	3,332
Pinnacle West Capital Corp. 1.30%, 6/15/2025	150,000	138,652
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	47,490
Public Service Co. of Colorado
Series 17, 6.25%, 9/1/2037	16,000	16,686
3.60%, 9/15/2042	63,000	47,779
4.05%, 9/15/2049	19,000	14,784
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	44,000	42,526
Series D, 4.70%, 6/1/2027	27,000	26,545
Series 13-A, 3.90%, 3/15/2043	6,000	4,595
Series C, 3.60%, 2/1/2045	32,000	23,110
4.00%, 4/1/2047	98,000	75,857
System Energy Resources, Inc. 6.00%, 4/15/2028	100,000	98,215
Tampa Electric Co. 4.10%, 6/15/2042	92,000	75,076
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	16,185
Series A, 3.50%, 3/15/2027	43,000	40,634
4.60%, 12/1/2048	112,000	96,020
		3,031,763
Electrical Equipment — 0.2%
Emerson Electric Co. 2.20%, 12/21/2031	100,000	82,212
Rockwell Automation, Inc. 2.80%, 8/15/2061	35,000	21,601
		103,813
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. 2.20%, 9/15/2031	71,000	57,418
CDW LLC 3.28%, 12/1/2028	45,000	39,451
Corning, Inc.
4.75%, 3/15/2042	76,000	68,023
5.45%, 11/15/2079	18,000	16,133
Keysight Technologies, Inc. 4.60%, 4/6/2027	9,000	8,800
Teledyne Technologies, Inc. 2.75%, 4/1/2031	61,000	50,855
Vontier Corp. 2.95%, 4/1/2031	55,000	43,577
		284,257
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — 0.1%
Halliburton Co.
4.85%, 11/15/2035	10,000	9,369
4.50%, 11/15/2041	40,000	33,676
		43,045
Entertainment — 0.9%
Activision Blizzard, Inc. 2.50%, 9/15/2050	111,000	70,587
Electronic Arts, Inc. 1.85%, 2/15/2031	37,000	29,588
Walt Disney Co. (The)
2.20%, 1/13/2028	57,000	51,315
2.65%, 1/13/2031	175,000	149,841
3.50%, 5/13/2040	141,000	112,948
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	39,000	30,907
		445,186
Financial Services — 2.2%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	148,000	141,846
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	32,000	30,776
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,862
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	14,498
Equitable Holdings, Inc. 4.35%, 4/20/2028	75,000	70,981
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	10,000	9,798
Fiserv, Inc. 4.40%, 7/1/2049	10,000	8,150
Global Payments, Inc. 2.65%, 2/15/2025	222,000	211,941
Mastercard, Inc.
4.85%, 3/9/2033	30,000	30,141
3.85%, 3/26/2050	75,000	62,203
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	65,000	49,120
2.75%, 4/15/2032	25,000	20,481
4.02%, 11/1/2032	10,000	9,067
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (b)	30,000	28,501
PayPal Holdings, Inc.
1.65%, 6/1/2025	13,000	12,179
5.25%, 6/1/2062	10,000	9,517
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	73,000	70,694
4.38%, 5/11/2045	60,000	52,017
4.00%, 5/10/2046	29,000	23,802
3.75%, 9/12/2046	61,000	47,870
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	115

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.00%, 11/26/2051	5,000	3,349
Visa, Inc.
0.75%, 8/15/2027	48,000	41,501
2.05%, 4/15/2030	82,000	69,542
2.00%, 8/15/2050	80,000	47,316
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 2.08%), 4.70%, 1/23/2048 (b)	43,000	34,719
Western Union Co. (The) 2.75%, 3/15/2031	10,000	7,857
		1,111,728
Food Products — 1.6%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	50,196
Conagra Brands, Inc. 5.40%, 11/1/2048	28,000	25,388
Hershey Co. (The) 0.90%, 6/1/2025	154,000	142,974
Hormel Foods Corp. 1.70%, 6/3/2028	149,000	128,923
J M Smucker Co. (The) 3.55%, 3/15/2050	34,000	23,826
JBS USA LUX SA
5.13%, 2/1/2028	64,000	62,207
4.38%, 2/2/2052	64,000	45,127
Kraft Heinz Foods Co.
3.00%, 6/1/2026	241,000	227,178
5.50%, 6/1/2050	18,000	17,368
Mondelez International, Inc. 1.88%, 10/15/2032	39,000	30,100
Pilgrim's Pride Corp.
4.25%, 4/15/2031	39,000	33,762
3.50%, 3/1/2032	52,000	41,835
Tyson Foods, Inc. 5.10%, 9/28/2048	10,000	8,666
		837,550
Gas Utilities — 0.3%
Atmos Energy Corp.
1.50%, 1/15/2031	19,000	14,820
5.75%, 10/15/2052	10,000	10,405
National Fuel Gas Co. 2.95%, 3/1/2031	12,000	9,664
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	69,000	60,804
Southern California Gas Co.
3.75%, 9/15/2042	30,000	22,722
Series VV, 4.30%, 1/15/2049	55,000	44,742
Southwest Gas Corp. 3.18%, 8/15/2051	6,000	3,701
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	5,833
		172,691
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	69,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
Canadian National Railway Co. (Canada) 4.40%, 8/5/2052	10,000	8,842
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	171,000	153,560
2.45%, 12/2/2031	24,000	21,287
6.13%, 9/15/2115	10,000	10,366
CSX Corp.
2.60%, 11/1/2026	36,000	33,350
4.65%, 3/1/2068	44,000	37,833
Norfolk Southern Corp.
4.15%, 2/28/2048	96,000	78,739
3.16%, 5/15/2055	15,000	9,860
5.10%, 8/1/2118	20,000	16,795
4.10%, 5/15/2121	16,000	11,227
Ryder System, Inc. 2.85%, 3/1/2027	35,000	32,177
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	17,000	13,188
Union Pacific Corp.
3.25%, 1/15/2025	102,000	99,157
2.89%, 4/6/2036	55,000	43,393
4.05%, 11/15/2045	134,000	108,383
3.25%, 2/5/2050	34,000	24,490
3.75%, 2/5/2070	27,000	19,665
		791,626
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories
1.15%, 1/30/2028	34,000	29,325
4.75%, 4/15/2043	11,000	10,534
4.90%, 11/30/2046	80,000	77,923
Baxter International, Inc.
1.73%, 4/1/2031	66,000	50,851
3.13%, 12/1/2051	56,000	35,614
Becton Dickinson & Co.
2.82%, 5/20/2030	35,000	30,240
4.69%, 12/15/2044	61,000	54,059
Boston Scientific Corp. 4.70%, 3/1/2049	33,000	29,559
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	37,000	31,737
DH Europe Finance II SARL
2.60%, 11/15/2029	132,000	116,226
3.40%, 11/15/2049	10,000	7,461
Medtronic, Inc.
4.38%, 3/15/2035	58,000	54,856
4.63%, 3/15/2045	10,000	9,372
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Stryker Corp.
1.15%, 6/15/2025	5,000	4,644
4.38%, 5/15/2044	91,000	78,063
2.90%, 6/15/2050	7,000	4,656
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	69,000	56,218
		681,338
Health Care Providers & Services — 4.0%
Aetna, Inc. 3.88%, 8/15/2047	46,000	34,436
Ascension Health 3.95%, 11/15/2046	53,000	43,185
Cardinal Health, Inc. 4.37%, 6/15/2047	35,000	27,987
Centene Corp.
2.45%, 7/15/2028	126,000	107,782
3.38%, 2/15/2030	17,000	14,539
2.63%, 8/1/2031	120,000	95,392
Cigna Group (The)
4.80%, 8/15/2038	76,000	69,821
3.40%, 3/15/2051	5,000	3,488
CommonSpirit Health 6.07%, 11/1/2027	181,000	185,014
CVS Health Corp.
2.63%, 8/15/2024	147,000	142,626
3.75%, 4/1/2030	117,000	106,406
2.13%, 9/15/2031	56,000	44,154
6.13%, 9/15/2039	11,000	11,118
2.70%, 8/21/2040	112,000	74,926
5.05%, 3/25/2048	104,000	91,322
5.63%, 2/21/2053	40,000	37,866
6.00%, 6/1/2063	5,000	4,895
Elevance Health, Inc.
4.55%, 5/15/2052	62,000	53,392
6.10%, 10/15/2052	10,000	10,598
HCA, Inc.
5.00%, 3/15/2024	64,000	63,601
4.13%, 6/15/2029	11,000	10,156
3.50%, 7/15/2051	97,000	64,609
4.63%, 3/15/2052	15,000	12,031
Humana, Inc.
4.50%, 4/1/2025	140,000	137,937
4.80%, 3/15/2047	31,000	27,391
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	20,000	13,555
Laboratory Corp. of America Holdings
2.95%, 12/1/2029	37,000	32,481
4.70%, 2/1/2045	26,000	22,259
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	10,000	6,854
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	10,000	7,043
Novant Health, Inc. 3.32%, 11/1/2061	10,000	6,681
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	14,000	9,011
Quest Diagnostics, Inc. 2.80%, 6/30/2031	75,000	63,640
UnitedHealth Group, Inc.
3.75%, 7/15/2025	98,000	95,492
3.70%, 5/15/2027	18,000	17,280
3.50%, 8/15/2039	146,000	119,296
2.75%, 5/15/2040	79,000	56,850
4.63%, 11/15/2041	65,000	59,559
3.25%, 5/15/2051	60,000	42,549
3.13%, 5/15/2060	67,000	44,073
		2,071,295
Health Care REITs — 0.5%
Healthpeak OP LLC
3.40%, 2/1/2025	123,000	118,897
2.88%, 1/15/2031	68,000	56,934
Ventas Realty LP 2.50%, 9/1/2031	59,000	46,494
Welltower OP LLC 4.95%, 9/1/2048	26,000	22,627
		244,952
Hotels, Restaurants & Leisure — 0.6%
Expedia Group, Inc. 3.25%, 2/15/2030	60,000	52,240
Marriott International, Inc. Series II, 2.75%, 10/15/2033	49,000	38,274
McDonald's Corp.
3.30%, 7/1/2025	88,000	85,060
2.13%, 3/1/2030	50,000	42,167
4.60%, 9/9/2032	18,000	17,574
5.15%, 9/9/2052	35,000	33,499
Starbucks Corp.
4.50%, 11/15/2048	60,000	51,418
3.50%, 11/15/2050	10,000	7,237
		327,469
Household Durables — 0.3%
Leggett & Platt, Inc. 3.50%, 11/15/2051	22,000	15,133
Lennar Corp. 4.75%, 11/29/2027	125,000	121,140
Toll Brothers Finance Corp. 4.88%, 11/15/2025	14,000	13,699
		149,972
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	117

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.5%
Colgate-Palmolive Co.
4.80%, 3/2/2026	50,000	50,051
4.00%, 8/15/2045	25,000	22,067
Kimberly-Clark Corp.
6.63%, 8/1/2037	100,000	114,920
2.88%, 2/7/2050	13,000	8,994
Procter & Gamble Co. (The) 3.50%, 10/25/2047	88,000	71,038
		267,070
Industrial Conglomerates — 0.5%
3M Co. 5.70%, 3/15/2037	66,000	69,998
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	47,680
Honeywell International, Inc.
5.70%, 3/15/2036	79,000	82,787
2.80%, 6/1/2050	81,000	57,701
		258,166
Insurance — 2.2%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,889
Aflac, Inc. 3.60%, 4/1/2030	100,000	91,043
Alleghany Corp. 3.25%, 8/15/2051	11,000	7,674
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	96,961
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (b)	10,000	9,562
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	15,000	14,386
American International Group, Inc.
3.90%, 4/1/2026	14,000	13,505
3.88%, 1/15/2035	6,000	5,184
Aon Corp. 6.25%, 9/30/2040	10,000	10,411
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	46,143
Athene Holding Ltd. 3.50%, 1/15/2031	131,000	109,613
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b) (c)	9,000	7,195
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	85,000	73,968
4.25%, 1/15/2049	10,000	8,801
2.85%, 10/15/2050	31,000	20,797
Chubb INA Holdings, Inc. 6.70%, 5/15/2036	11,000	12,314
Cincinnati Financial Corp. 6.13%, 11/1/2034	30,000	30,869
Enstar Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (b)	11,000	9,612
Enstar Group Ltd. 4.95%, 6/1/2029	68,000	63,643
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (e)	33,000	33,602
Lincoln National Corp.
3.80%, 3/1/2028	59,000	54,103
4.35%, 3/1/2048	5,000	3,623
Loews Corp. 6.00%, 2/1/2035	36,000	37,180
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	50,000	46,812
Marsh & McLennan Cos., Inc. 6.25%, 11/1/2052	10,000	10,927
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,111
5.25%, 1/15/2054	26,000	24,617
Principal Financial Group, Inc.
4.63%, 9/15/2042	14,000	11,719
5.50%, 3/15/2053	5,000	4,662
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	46,524
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 2.38%), 4.50%, 9/15/2047 (b)	18,000	16,172
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,176
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	26,871
Travelers Cos., Inc. (The) 4.10%, 3/4/2049	15,000	12,412
Travelers Property Casualty Corp. 6.38%, 3/15/2033	111,000	121,834
Willis North America, Inc. 3.88%, 9/15/2049	33,000	23,298
WR Berkley Corp. 4.75%, 8/1/2044	7,000	5,966
		1,154,179
Interactive Media & Services — 0.3%
Alphabet, Inc.
1.90%, 8/15/2040	57,000	38,224
2.25%, 8/15/2060	93,000	54,238
Meta Platforms, Inc.
3.50%, 8/15/2027	21,000	20,006
4.65%, 8/15/2062	40,000	33,985
		146,453
IT Services — 0.7%
International Business Machines Corp.
4.00%, 7/27/2025	280,000	273,580
5.88%, 11/29/2032	22,000	23,338
7.13%, 12/1/2096	37,000	45,314
VeriSign, Inc. 2.70%, 6/15/2031	46,000	37,679
		379,911
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — 0.3%
Hasbro, Inc.
3.00%, 11/19/2024	100,000	96,681
3.90%, 11/19/2029	64,000	58,125
		154,806
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	107,000	87,547
Illumina, Inc. 5.75%, 12/13/2027	84,000	83,853
Revvity, Inc. 3.63%, 3/15/2051	40,000	27,594
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	59,000	56,236
1.75%, 10/15/2028	57,000	49,070
2.80%, 10/15/2041	78,000	56,150
		360,450
Machinery — 0.9%
Caterpillar, Inc.
6.05%, 8/15/2036	18,000	19,733
4.75%, 5/15/2064	16,000	14,783
CNH Industrial Capital LLC 1.45%, 7/15/2026	182,000	162,810
Deere & Co. 2.88%, 9/7/2049	41,000	29,645
Illinois Tool Works, Inc. 2.65%, 11/15/2026	152,000	142,357
Otis Worldwide Corp.
2.57%, 2/15/2030	40,000	34,196
3.36%, 2/15/2050	5,000	3,598
Snap-on, Inc. 4.10%, 3/1/2048	40,000	33,626
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	42,000	39,976
		480,724
Media — 2.4%
Charter Communications Operating LLC
4.91%, 7/23/2025	98,000	96,247
3.75%, 2/15/2028	39,000	35,652
2.80%, 4/1/2031	23,000	18,517
4.40%, 4/1/2033	24,000	21,124
5.38%, 5/1/2047	30,000	23,931
4.80%, 3/1/2050	108,000	79,705
5.50%, 4/1/2063	50,000	39,310
Comcast Corp.
3.90%, 3/1/2038	204,000	173,614
4.00%, 11/1/2049	298,000	237,319
2.45%, 8/15/2052	18,000	10,540
2.94%, 11/1/2056	38,000	23,611
2.99%, 11/1/2063	7,000	4,222
Discovery Communications LLC
3.95%, 3/20/2028	181,000	168,277
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
3.63%, 5/15/2030	12,000	10,532
4.65%, 5/15/2050	75,000	56,020
4.00%, 9/15/2055	21,000	13,682
Fox Corp. 5.58%, 1/25/2049	10,000	8,908
Omnicom Group, Inc. 2.60%, 8/1/2031	27,000	22,089
Paramount Global
2.90%, 1/15/2027	48,000	43,253
3.70%, 6/1/2028	9,000	8,057
4.95%, 1/15/2031	5,000	4,466
5.90%, 10/15/2040	56,000	46,834
5.25%, 4/1/2044	29,000	21,718
4.90%, 8/15/2044	17,000	12,117
Time Warner Cable LLC 6.55%, 5/1/2037	72,000	68,325
		1,248,070
Metals & Mining — 0.9%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	31,000	30,851
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	45,000	47,100
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	81,907
Newmont Corp. 2.25%, 10/1/2030	20,000	16,249
Nucor Corp.
4.30%, 5/23/2027	10,000	9,698
2.98%, 12/15/2055	5,000	3,045
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	51,000	53,910
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	47,000	30,315
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	16,000	15,457
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	35,000	32,229
5.88%, 4/23/2045	53,000	51,993
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	25,000	21,917
Vale Overseas Ltd. (Brazil) 6.88%, 11/10/2039	42,000	43,764
		438,435
Multi-Utilities — 1.8%
Ameren Corp.
2.50%, 9/15/2024	129,000	124,444
3.50%, 1/15/2031	112,000	98,818
Avista Corp. 4.00%, 4/1/2052	61,000	46,579
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	50,000	30,978
Black Hills Corp. 3.88%, 10/15/2049	39,000	27,665
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	119

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
CenterPoint Energy, Inc. 2.65%, 6/1/2031	143,000	117,383
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	60,119
3.20%, 12/1/2051	64,000	42,881
3.70%, 11/15/2059	18,000	12,719
Series C, 3.00%, 12/1/2060	7,000	4,269
3.60%, 6/15/2061	40,000	27,638
Consumers Energy Co.
3.95%, 7/15/2047	85,000	68,285
2.50%, 5/1/2060	16,000	8,829
Dominion Energy, Inc. 3.90%, 10/1/2025	8,000	7,732
NiSource, Inc.
0.95%, 8/15/2025	17,000	15,579
3.49%, 5/15/2027	22,000	20,646
3.60%, 5/1/2030	11,000	9,852
1.70%, 2/15/2031	15,000	11,590
5.00%, 6/15/2052	13,000	11,504
Puget Energy, Inc. 2.38%, 6/15/2028	6,000	5,179
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	36,000	28,628
2.95%, 8/15/2051	57,000	37,121
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	142,000	110,500
		928,938
Office REITs — 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	50,000	42,372
2.00%, 5/18/2032	58,000	43,934
Boston Properties LP
2.75%, 10/1/2026	223,000	201,177
4.50%, 12/1/2028	8,000	7,384
Hudson Pacific Properties LP 4.65%, 4/1/2029	10,000	7,625
Kilroy Realty LP 2.50%, 11/15/2032	77,000	54,279
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	12,271
3.15%, 8/15/2030	19,000	13,719
		382,761
Oil, Gas & Consumable Fuels — 6.5%
Apache Corp.
4.25%, 1/15/2030	42,000	38,319
5.35%, 7/1/2049	42,000	33,759
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	37,865
BP Capital Markets America, Inc.
4.23%, 11/6/2028	144,000	138,984
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
3.00%, 2/24/2050	89,000	59,256
3.38%, 2/8/2061	67,000	45,026
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	13,000	12,241
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	26,045
Cenovus Energy, Inc. (Canada) 3.75%, 2/15/2052	21,000	14,728
Cheniere Energy Partners LP
4.00%, 3/1/2031	60,000	52,905
3.25%, 1/31/2032	69,000	56,922
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	94,169
Chevron Corp. 2.95%, 5/16/2026	88,000	83,858
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	79,000	77,104
ConocoPhillips 5.90%, 10/15/2032	50,000	53,460
ConocoPhillips Co. 4.03%, 3/15/2062	48,000	36,740
DCP Midstream Operating LP 5.60%, 4/1/2044	28,000	25,994
Devon Energy Corp.
5.60%, 7/15/2041	62,000	57,519
5.00%, 6/15/2045	10,000	8,563
Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	63,323
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	25,368
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	67,000	51,962
Energy Transfer LP
4.95%, 5/15/2028	80,000	77,737
4.95%, 6/15/2028	32,000	30,986
3.75%, 5/15/2030	12,000	10,725
5.40%, 10/1/2047	96,000	82,674
5.00%, 5/15/2050	17,000	13,989
Enterprise Products Operating LLC
3.70%, 2/15/2026	10,000	9,647
3.95%, 2/15/2027	23,000	22,113
2.80%, 1/31/2030	130,000	112,717
4.85%, 8/15/2042	126,000	113,081
3.95%, 1/31/2060	35,000	25,881
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	17,000	14,128
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	50,350
Exxon Mobil Corp.
2.99%, 3/19/2025	105,000	101,663
3.00%, 8/16/2039	126,000	96,995
3.45%, 4/15/2051	17,000	12,644
Hess Corp.
7.88%, 10/1/2029	10,000	11,044
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.80%, 4/1/2047	10,000	9,573
Kinder Morgan, Inc.
4.30%, 6/1/2025	110,000	107,537
4.80%, 2/1/2033	203,000	189,209
Magellan Midstream Partners LP 4.20%, 10/3/2047	43,000	31,682
Marathon Oil Corp.
4.40%, 7/15/2027	90,000	85,811
6.60%, 10/1/2037	12,000	12,078
Marathon Petroleum Corp.
4.75%, 9/15/2044	17,000	14,153
5.00%, 9/15/2054	28,000	22,870
MPLX LP
4.50%, 4/15/2038	36,000	30,498
4.95%, 3/14/2052	84,000	69,191
4.90%, 4/15/2058	10,000	7,956
Occidental Petroleum Corp. 5.55%, 3/15/2026	24,000	23,791
ONEOK, Inc. 5.20%, 7/15/2048	70,000	59,866
Ovintiv, Inc.
6.50%, 8/15/2034	14,000	14,189
6.50%, 2/1/2038	33,000	32,464
Phillips 66 4.88%, 11/15/2044	10,000	9,024
Plains All American Pipeline LP 6.65%, 1/15/2037	10,000	10,149
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	140,000	139,603
Suncor Energy, Inc. (Canada) 3.75%, 3/4/2051	11,000	7,787
Targa Resources Corp. 6.50%, 2/15/2053	15,000	14,999
Targa Resources Partners LP
5.50%, 3/1/2030	13,000	12,487
4.88%, 2/1/2031	25,000	22,992
TC PipeLines LP
4.38%, 3/13/2025	43,000	41,920
3.90%, 5/25/2027	97,000	91,589
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	218,000	193,538
TransCanada PipeLines Ltd. (Canada)
6.10%, 6/1/2040	48,000	48,319
4.88%, 5/15/2048	10,000	8,498
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	48,000	40,050
Valero Energy Corp. 3.65%, 12/1/2051	40,000	27,284
Western Midstream Operating LP
4.50%, 3/1/2028	24,000	22,609
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.25%, 2/1/2050 (a)	17,000	13,737
Williams Cos., Inc. (The) 5.40%, 3/4/2044	17,000	15,329
		3,311,266
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	67,000	56,783
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	75,710	62,496
Personal Care Products — 0.5%
Conopco, Inc. Series E, 7.25%, 12/15/2026	28,000	29,848
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	168,000	158,897
6.00%, 5/15/2037	19,000	20,192
Kenvue, Inc.
5.00%, 3/22/2030 (e)	24,000	24,009
4.90%, 3/22/2033 (e)	6,000	5,965
		238,911
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC (United Kingdom) 0.70%, 5/28/2024	27,000	26,051
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	52,000	49,958
4.00%, 1/17/2029	6,000	5,754
4.38%, 11/16/2045	68,000	60,427
3.00%, 5/28/2051	26,000	18,341
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	65,000	63,528
3.90%, 2/20/2028	50,000	47,980
3.40%, 7/26/2029	22,000	20,364
4.13%, 6/15/2039	70,000	61,790
4.35%, 11/15/2047	32,000	27,578
2.55%, 11/13/2050	70,000	42,803
3.90%, 3/15/2062	10,000	7,578
Eli Lilly & Co.
2.25%, 5/15/2050	97,000	59,744
4.15%, 3/15/2059	33,000	28,026
2.50%, 9/15/2060	35,000	20,822
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.38%, 5/15/2038	7,000	7,968
4.20%, 3/18/2043	21,000	18,472
Johnson & Johnson
4.38%, 12/5/2033	27,000	26,649
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	121

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
5.95%, 8/15/2037	99,000	109,561
3.40%, 1/15/2038	50,000	42,420
4.50%, 9/1/2040	10,000	9,545
2.45%, 9/1/2060	39,000	23,938
Merck & Co., Inc.
0.75%, 2/24/2026	50,000	45,262
2.90%, 12/10/2061	63,000	39,519
Pfizer, Inc.
0.80%, 5/28/2025	5,000	4,638
3.00%, 12/15/2026	89,000	84,274
4.00%, 12/15/2036	5,000	4,535
Royalty Pharma plc 3.30%, 9/2/2040	53,000	36,449
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	236,000	221,495
Viatris, Inc.
1.65%, 6/22/2025	36,000	33,335
2.70%, 6/22/2030	35,000	28,407
4.00%, 6/22/2050	35,000	23,163
Wyeth LLC 6.50%, 2/1/2034	215,000	239,712
		1,540,086
Professional Services — 0.1%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	14,000	11,154
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	40,540
Thomson Reuters Corp. (Canada) 5.65%, 11/23/2043	5,000	4,549
		56,243
Real Estate Management & Development — 0.2%
CBRE Services, Inc. 2.50%, 4/1/2031	103,000	82,618
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,417
Camden Property Trust 2.80%, 5/15/2030	84,000	72,911
Essex Portfolio LP 2.65%, 9/1/2050	13,000	7,278
Spirit Realty LP 3.20%, 2/15/2031	42,000	34,621
UDR, Inc.
3.00%, 8/15/2031	20,000	16,780
2.10%, 6/15/2033	93,000	68,290
		206,297
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	54,258
Federal Realty OP LP 3.25%, 7/15/2027	10,000	9,193
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Retail REITs — continued
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	7,755
NNN REIT, Inc. 3.10%, 4/15/2050	39,000	23,950
Realty Income Corp.
5.05%, 1/13/2026	54,000	53,683
4.65%, 3/15/2047	10,000	8,690
		157,529
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,788
Broadcom Corp. 3.13%, 1/15/2025	72,000	69,478
Broadcom, Inc.
3.47%, 4/15/2034 (e)	6,000	4,901
4.93%, 5/15/2037 (e)	110,000	98,947
Intel Corp.
2.88%, 5/11/2024	6,000	5,883
3.40%, 3/25/2025	98,000	95,140
3.90%, 3/25/2030	10,000	9,353
4.15%, 8/5/2032	11,000	10,347
4.25%, 12/15/2042	129,000	108,852
5.63%, 2/10/2043	10,000	9,969
4.90%, 7/29/2045	39,000	37,763
3.25%, 11/15/2049	195,000	132,468
3.20%, 8/12/2061	47,000	29,346
KLA Corp. 4.10%, 3/15/2029	185,000	177,814
Micron Technology, Inc.
5.88%, 9/15/2033	48,000	47,024
3.48%, 11/1/2051	10,000	6,472
NVIDIA Corp.
0.58%, 6/14/2024	80,000	77,032
2.00%, 6/15/2031	123,000	101,750
NXP BV (China)
2.70%, 5/1/2025	14,000	13,331
4.30%, 6/18/2029	5,000	4,684
3.25%, 5/11/2041	42,000	29,872
3.25%, 11/30/2051	22,000	14,181
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	152,016
1.30%, 5/20/2028	104,000	88,525
Skyworks Solutions, Inc. 3.00%, 6/1/2031	50,000	40,751
Texas Instruments, Inc.
4.10%, 8/16/2052	55,000	46,486
5.00%, 3/14/2053	5,000	4,857
		1,422,030
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 2.0%
Microsoft Corp.
2.70%, 2/12/2025	10,000	9,670
3.13%, 11/3/2025	13,000	12,546
3.50%, 2/12/2035	11,000	9,996
4.10%, 2/6/2037	288,000	273,486
3.95%, 8/8/2056	12,000	10,278
2.68%, 6/1/2060	6,000	3,855
Oracle Corp.
3.40%, 7/8/2024	203,000	199,191
2.95%, 11/15/2024	19,000	18,404
2.50%, 4/1/2025	40,000	38,094
4.30%, 7/8/2034	5,000	4,481
6.50%, 4/15/2038	15,000	15,806
3.60%, 4/1/2050	206,000	141,821
3.95%, 3/25/2051	73,000	53,235
3.85%, 4/1/2060	10,000	6,777
4.10%, 3/25/2061	69,000	49,011
Roper Technologies, Inc. 1.75%, 2/15/2031	79,000	61,958
Salesforce, Inc.
0.63%, 7/15/2024	9,000	8,629
1.50%, 7/15/2028	67,000	57,627
3.05%, 7/15/2061	10,000	6,451
VMware, Inc. 2.20%, 8/15/2031	62,000	48,248
		1,029,564
Specialized REITs — 1.5%
American Tower Corp.
3.38%, 10/15/2026	159,000	149,020
2.10%, 6/15/2030	170,000	135,817
Crown Castle, Inc.
1.35%, 7/15/2025	75,000	69,253
3.10%, 11/15/2029	39,000	33,934
5.20%, 2/15/2049	32,000	28,349
3.25%, 1/15/2051	61,000	39,656
EPR Properties 4.50%, 6/1/2027	16,000	14,435
Equinix, Inc.
2.00%, 5/15/2028	10,000	8,542
3.20%, 11/18/2029	130,000	113,975
Public Storage Operating Co.
1.85%, 5/1/2028	109,000	94,714
2.25%, 11/9/2031	45,000	36,429
Weyerhaeuser Co. 4.00%, 3/9/2052	36,000	27,875
		751,999
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — 1.2%
AutoZone, Inc. 1.65%, 1/15/2031	80,000	62,162
Home Depot, Inc. (The)
2.70%, 4/15/2030	186,000	163,444
5.88%, 12/16/2036	20,000	21,458
3.30%, 4/15/2040	68,000	53,680
4.20%, 4/1/2043	21,000	18,349
3.13%, 12/15/2049	53,000	37,132
2.38%, 3/15/2051	30,000	17,805
3.50%, 9/15/2056	11,000	8,056
Lowe's Cos., Inc.
3.10%, 5/3/2027	40,000	37,240
2.80%, 9/15/2041	122,000	83,694
3.70%, 4/15/2046	32,000	23,926
4.05%, 5/3/2047	40,000	31,212
4.45%, 4/1/2062	8,000	6,241
5.85%, 4/1/2063	20,000	19,504
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	44,000	42,734
		626,637
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
1.80%, 9/11/2024	43,000	41,496
2.75%, 1/13/2025	50,000	48,435
0.55%, 8/20/2025	14,000	12,864
0.70%, 2/8/2026	29,000	26,225
2.90%, 9/12/2027	27,000	25,260
1.40%, 8/5/2028	74,000	63,651
4.50%, 2/23/2036	50,000	49,949
3.45%, 2/9/2045	29,000	23,446
4.65%, 2/23/2046	153,000	146,240
2.65%, 5/11/2050	83,000	55,268
2.65%, 2/8/2051	52,000	34,466
2.55%, 8/20/2060	47,000	29,542
Dell International LLC
6.02%, 6/15/2026	80,000	80,812
5.30%, 10/1/2029	40,000	39,491
3.45%, 12/15/2051 (e)	43,000	28,078
HP, Inc. 6.00%, 9/15/2041	13,000	12,800
Western Digital Corp.
4.75%, 2/15/2026	22,000	20,962
2.85%, 2/1/2029	98,000	78,945
		817,930
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	123

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.40%, 3/27/2025	29,000	27,768
3.88%, 11/1/2045	20,000	17,081
		44,849
Tobacco — 0.8%
Altria Group, Inc.
4.25%, 8/9/2042	16,000	12,103
4.50%, 5/2/2043	10,000	7,802
5.95%, 2/14/2049	46,000	42,778
4.00%, 2/4/2061	70,000	47,394
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	19,000	18,535
4.39%, 8/15/2037	118,000	93,278
5.28%, 4/2/2050	46,000	36,849
3.98%, 9/25/2050	15,000	9,910
5.65%, 3/16/2052	10,000	8,357
Philip Morris International, Inc.
3.25%, 11/10/2024	16,000	15,580
4.38%, 11/15/2041	91,000	75,282
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	48,000	46,957
		414,825
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	8,000	7,626
3.13%, 12/1/2030	11,000	9,185
2.88%, 1/15/2032	101,000	80,514
GATX Corp. 3.50%, 6/1/2032	38,000	31,938
WW Grainger, Inc. 3.75%, 5/15/2046	17,000	13,500
		142,763
Water Utilities — 0.3%
American Water Capital Corp.
2.80%, 5/1/2030	90,000	78,020
3.75%, 9/1/2047	19,000	14,745
4.20%, 9/1/2048	11,000	9,069
3.45%, 5/1/2050	22,000	15,957
Essential Utilities, Inc.
3.57%, 5/1/2029	6,000	5,496
5.30%, 5/1/2052	15,000	13,591
		136,878
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	200,000	183,097
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
Rogers Communications, Inc. (Canada)
4.50%, 3/15/2042	92,000	73,963
3.70%, 11/15/2049	27,000	18,302
T-Mobile USA, Inc.
3.50%, 4/15/2025	44,000	42,538
3.75%, 4/15/2027	31,000	29,357
2.40%, 3/15/2029	150,000	129,014
3.88%, 4/15/2030	218,000	198,544
3.00%, 2/15/2041	14,000	9,869
3.60%, 11/15/2060	18,000	12,042
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	54,000	52,988
5.00%, 5/30/2038	30,000	27,886
5.13%, 6/19/2059	71,000	60,579
		838,179
Total Corporate Bonds (Cost $54,315,694)		50,336,380
Asset-Backed Securities — 0.2%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	45,134	39,805
United Airlines Pass-Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	62,064	60,260
Total Asset-Backed Securities (Cost $99,203)		100,065
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (f) (g) (Cost $383,195)	383,195	383,195
Total Investments — 99.2% (Cost $54,798,092)		50,819,640
Other Assets Less Liabilities — 0.8%		433,716
NET ASSETS — 100.0%		51,253,356

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	August 31, 2023

SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2023.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at August 31, 2023 is $258,986 or
0.51% of the Fund’s net assets as of August 31, 2023.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2023.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	125

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 88.1%
Angola — 1.7%
Republic of Angola
8.25%, 5/9/2028 (a)	5,804,000	5,065,151
8.75%, 4/14/2032 (a)	1,717,000	1,407,991
9.13%, 11/26/2049 (a)	5,933,000	4,388,403
		10,861,545
Azerbaijan — 0.4%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	2,742,000	2,291,160
3.50%, 9/1/2032 (b)	1,000	836
		2,291,996
Bahrain — 4.3%
CBB International Sukuk Co. 5 SPC 5.62%, 2/12/2024 (a)	1,263,000	1,256,773
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (a)	659,000	670,974
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	486,000	484,756
3.95%, 9/16/2027 (a)	1,815,000	1,687,424
CBB International Sukuk Programme Co. WLL 3.88%, 5/18/2029 (a)	206,000	182,784
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	3,391,000	3,436,473
7.00%, 10/12/2028 (a)	2,727,000	2,797,493
7.00%, 10/12/2028 (b)	402,000	412,392
6.75%, 9/20/2029 (a)	3,603,000	3,591,758
5.63%, 9/30/2031 (a)	2,792,000	2,564,033
5.45%, 9/16/2032 (a)	3,576,000	3,199,805
5.25%, 1/25/2033 (a)	3,582,000	3,138,441
5.63%, 5/18/2034 (a)	3,942,000	3,458,435
6.00%, 9/19/2044 (a)	576,000	462,298
		27,343,839
Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	2,268,000	1,416,797
Brazil — 7.6%
Federative Republic of Brazil
8.88%, 4/15/2024	220,000	223,278
4.25%, 1/7/2025	1,759,000	1,725,544
2.88%, 6/6/2025 (c)	3,823,000	3,639,190
6.00%, 4/7/2026	3,208,000	3,276,619
4.63%, 1/13/2028	2,332,000	2,259,032
4.50%, 5/30/2029	5,692,000	5,376,094
3.88%, 6/12/2030	5,911,000	5,231,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brazil—continued
3.75%, 9/12/2031	5,105,000	4,388,666
6.00%, 10/20/2033	6,155,000	5,988,815
8.25%, 1/20/2034	3,991,000	4,489,356
5.00%, 1/27/2045	2,951,000	2,293,901
5.63%, 2/21/2047	1,583,000	1,321,599
4.75%, 1/14/2050	10,583,000	7,764,112
		47,977,678
Chile — 1.4%
Republic of Chile
2.45%, 1/31/2031	1,223,000	1,038,217
2.55%, 7/27/2033 (c)	3,886,000	3,117,777
3.10%, 5/7/2041	4,183,000	3,044,638
3.50%, 4/15/2053	272,000	195,661
3.25%, 9/21/2071 (c)	2,351,000	1,473,019
		8,869,312
China — 1.1%
People's Republic of China
1.95%, 12/3/2024 (a)	3,027,000	2,908,977
1.25%, 10/26/2026 (a)	804,000	719,427
1.25%, 10/26/2026 (a) (c)	1,221,000	1,092,563
2.63%, 11/2/2027 (a)	1,448,000	1,350,984
3.50%, 10/19/2028 (a)	776,000	747,335
1.75%, 10/26/2031 (a)	426,000	355,919
		7,175,205
Colombia — 6.7%
Republic of Colombia
4.00%, 2/26/2024	358,000	353,214
3.88%, 4/25/2027	4,407,000	4,056,864
4.50%, 3/15/2029	3,986,000	3,551,247
3.00%, 1/30/2030	3,089,000	2,450,967
3.13%, 4/15/2031	2,701,000	2,079,770
3.25%, 4/22/2032	4,462,000	3,346,188
8.00%, 4/20/2033 (c)	2,725,000	2,817,160
7.50%, 2/2/2034	1,483,000	1,470,958
7.38%, 9/18/2037	5,194,000	5,026,701
6.13%, 1/18/2041	3,527,000	2,912,420
4.13%, 2/22/2042	5,821,000	3,761,705
5.63%, 2/26/2044	3,007,000	2,282,373
5.00%, 6/15/2045	3,987,000	2,802,223
5.20%, 5/15/2049	5,202,000	3,657,474
4.13%, 5/15/2051	1,460,000	876,730
3.88%, 2/15/2061 (c)	2,396,000	1,345,737
		42,791,731
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Costa Rica — 1.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,659,000	2,647,965
7.00%, 4/4/2044 (a) (c)	2,389,000	2,360,595
7.00%, 4/4/2044 (a)	256,000	252,956
7.16%, 3/12/2045 (a)	2,260,000	2,265,402
		7,526,918
Dominican Republic — 7.1%
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	2,120,000	2,094,369
6.88%, 1/29/2026 (a)	2,416,000	2,425,712
5.95%, 1/25/2027 (a)	3,169,000	3,096,208
5.95%, 1/25/2027 (b)	198,000	193,452
6.00%, 7/19/2028 (a)	4,988,000	4,813,271
6.00%, 7/19/2028 (b)	208,000	200,714
4.50%, 1/30/2030 (a)	6,967,000	6,058,434
4.88%, 9/23/2032 (a)	5,037,000	4,259,841
6.00%, 2/22/2033 (a)	4,333,000	3,994,679
6.00%, 2/22/2033 (a) (c)	1,339,000	1,234,451
5.30%, 1/21/2041 (a)	3,711,000	2,899,812
7.45%, 4/30/2044 (b)	302,000	290,089
6.85%, 1/27/2045 (a)	3,093,000	2,764,338
6.85%, 1/27/2045 (b)	357,000	319,065
6.50%, 2/15/2048 (a)	925,000	790,126
6.50%, 2/15/2048 (a) (c)	343,000	292,987
6.40%, 6/5/2049 (b)	2,968,000	2,479,348
6.40%, 6/5/2049 (a)	3,176,000	2,653,104
5.88%, 1/30/2060 (a)	5,184,000	3,974,625
		44,834,625
Ethiopia — 0.3%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	2,502,000	1,627,551
Guatemala — 0.4%
Republic of Guatemala
6.60%, 6/13/2036 (a) (c)	212,000	212,530
6.60%, 6/13/2036 (a)	200,000	200,500
6.13%, 6/1/2050 (a)	2,694,000	2,454,045
		2,867,075
Hungary — 1.3%
Hungary Government Bond
5.38%, 3/25/2024	110,000	109,573
6.13%, 5/22/2028 (a)	1,394,000	1,411,439
5.25%, 6/16/2029 (a)	3,098,000	3,026,994
2.13%, 9/22/2031 (a)	616,000	473,494
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hungary—continued
7.63%, 3/29/2041	912,000	1,006,839
3.13%, 9/21/2051 (a)	759,000	457,457
6.75%, 9/25/2052 (a)	1,564,000	1,585,677
		8,071,473
India — 0.5%
Export-Import Bank of India
3.25%, 1/15/2030 (a)	974,000	845,490
2.25%, 1/13/2031 (a)	2,738,000	2,173,370
		3,018,860
Indonesia — 2.6%
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/2024 (a)	1,112,000	1,098,623
4.33%, 5/28/2025 (a)	367,000	360,926
2.80%, 6/23/2030 (a)	781,000	676,697
2.55%, 6/9/2031 (a)	600,000	502,950
Republic of Indonesia
3.85%, 7/18/2027 (a)	2,032,000	1,940,682
3.50%, 1/11/2028	3,780,000	3,524,170
4.55%, 1/11/2028	200,000	195,320
4.10%, 4/24/2028	2,225,000	2,124,675
8.50%, 10/12/2035 (a)	769,000	976,645
6.63%, 2/17/2037 (a)	1,007,000	1,119,673
6.63%, 2/17/2037 (b)	145,000	161,224
7.75%, 1/17/2038 (a)	100,000	122,508
4.20%, 10/15/2050 (c)	3,444,000	2,859,691
3.05%, 3/12/2051	1,484,000	1,053,863
		16,717,647
Iraq — 0.5%
Republic of Iraq 5.80%, 1/15/2028 (a)	3,521,250	3,235,606
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	2,831,000	2,411,785
6.13%, 6/15/2033 (b)	415,000	353,547
		2,765,332
Jamaica — 1.9%
Jamaica Government Bond
6.75%, 4/28/2028	5,224,000	5,390,123
8.00%, 3/15/2039	204,000	239,773
7.88%, 7/28/2045	5,890,000	6,687,094
		12,316,990
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	127

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Jordan — 1.5%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	343,962
5.75%, 1/31/2027 (a)	4,160,000	4,042,522
5.85%, 7/7/2030 (a)	3,620,000	3,331,015
7.38%, 10/10/2047 (a)	1,771,000	1,544,684
		9,262,183
Kazakhstan — 0.8%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	346,339
3.88%, 10/14/2024 (a)	2,395,000	2,369,949
5.13%, 7/21/2025 (a)	307,000	313,057
4.88%, 10/14/2044 (a)	300,000	266,886
6.50%, 7/21/2045 (a)	1,451,000	1,516,643
		4,812,874
Kenya — 2.0%
Republic of Kenya
6.88%, 6/24/2024 (a)	839,000	793,182
7.25%, 2/28/2028 (b)	355,000	300,461
7.25%, 2/28/2028 (a)	4,076,000	3,449,804
8.00%, 5/22/2032 (a)	1,592,000	1,314,499
6.30%, 1/23/2034 (a)	3,631,000	2,618,968
8.25%, 2/28/2048 (a)	5,617,000	4,175,958
		12,652,872
Kuwait — 0.4%
State of Kuwait 3.50%, 3/20/2027 (a)	2,440,000	2,331,591
Malaysia — 0.1%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	341,000	329,965
Mexico — 2.0%
United Mexican States
4.13%, 1/21/2026	261,000	256,740
3.75%, 1/11/2028	1,594,000	1,508,020
4.50%, 4/22/2029	200,000	192,982
2.66%, 5/24/2031 (c)	3,574,000	2,959,129
2.66%, 5/24/2031	235,000	194,571
6.05%, 1/11/2040	370,000	369,097
4.75%, 3/8/2044	2,268,000	1,902,217
4.60%, 1/23/2046	3,869,000	3,121,122
4.40%, 2/12/2052 (c)	2,721,000	2,084,150
3.75%, 4/19/2071	298,000	190,422
5.75%, 10/12/2110	122,000	106,699
		12,885,149
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morocco — 1.4%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	785,000	783,100
3.00%, 12/15/2032 (a)	6,193,000	4,825,338
6.50%, 9/8/2033 (a)	1,877,000	1,881,336
4.00%, 12/15/2050 (a)	2,378,000	1,544,535
		9,034,309
Oman — 7.8%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	877,000	861,197
5.93%, 10/31/2025 (a)	1,371,000	1,374,538
4.88%, 6/15/2030 (a)	3,810,000	3,759,137
Sultanate of Oman Government Bond
4.88%, 2/1/2025 (a)	3,251,000	3,194,628
4.75%, 6/15/2026 (a)	4,694,000	4,569,186
5.38%, 3/8/2027 (a)	3,516,000	3,454,681
6.75%, 10/28/2027 (a)	4,066,000	4,186,557
5.63%, 1/17/2028 (a)	4,587,000	4,528,561
6.00%, 8/1/2029 (a)	3,997,000	4,018,184
6.00%, 8/1/2029 (b)	221,000	222,171
6.25%, 1/25/2031 (a)	5,205,000	5,261,370
7.38%, 10/28/2032 (a)	3,035,000	3,304,022
6.50%, 3/8/2047 (a)	3,115,000	2,918,444
6.50%, 3/8/2047 (b)	1,016,000	951,890
6.75%, 1/17/2048 (a)	3,263,000	3,149,643
7.00%, 1/25/2051 (a)	3,893,000	3,856,250
		49,610,459
Panama — 1.7%
Republic of Panama
3.16%, 1/23/2030	2,062,000	1,794,600
2.25%, 9/29/2032	4,038,000	3,062,459
6.70%, 1/26/2036	717,000	752,334
4.30%, 4/29/2053	1,102,000	792,680
3.87%, 7/23/2060	3,672,000	2,348,244
4.50%, 1/19/2063 (c)	2,742,000	1,959,159
		10,709,476
Paraguay — 1.0%
Republic of Paraguay
4.95%, 4/28/2031 (a)	853,000	805,138
6.10%, 8/11/2044 (a)	3,650,000	3,376,067
5.40%, 3/30/2050 (a)	2,317,000	1,933,375
		6,114,580
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru — 1.7%
Republic of Peru
4.13%, 8/25/2027	545,000	526,759
1.86%, 12/1/2032	2,363,000	1,782,269
8.75%, 11/21/2033	1,166,000	1,452,241
3.00%, 1/15/2034	2,014,000	1,634,905
6.55%, 3/14/2037	769,000	836,802
3.30%, 3/11/2041	2,868,000	2,128,659
2.78%, 12/1/2060	1,039,000	608,449
3.23%, 7/28/2121	3,217,000	1,861,163
		10,831,247
Philippines — 2.2%
Republic of Philippines
10.63%, 3/16/2025	1,501,000	1,619,624
5.50%, 3/30/2026	2,114,000	2,135,943
3.75%, 1/14/2029	229,000	215,533
9.50%, 2/2/2030	613,000	755,584
2.46%, 5/5/2030	1,509,000	1,285,185
5.00%, 1/13/2037 (c)	1,406,000	1,369,036
3.70%, 3/1/2041	2,190,000	1,755,942
3.70%, 2/2/2042	2,092,000	1,667,931
2.65%, 12/10/2045	4,781,000	3,095,124
		13,899,902
Poland — 0.5%
Republic of Poland
3.25%, 4/6/2026	1,960,000	1,872,721
5.75%, 11/16/2032	426,000	442,541
5.50%, 4/4/2053	790,000	767,438
		3,082,700
Qatar — 2.1%
State of Qatar
3.40%, 4/16/2025 (a)	4,025,000	3,902,881
4.50%, 4/23/2028 (a)	732,000	723,297
4.00%, 3/14/2029 (a)	773,000	745,195
9.75%, 6/15/2030 (a)	311,000	399,769
6.40%, 1/20/2040 (a)	922,000	1,045,447
4.63%, 6/2/2046 (b)	276,000	252,874
5.10%, 4/23/2048 (a)	413,000	395,922
4.82%, 3/14/2049 (a)	1,687,000	1,571,440
4.40%, 4/16/2050 (a)	5,196,000	4,568,739
		13,605,564
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Romania — 1.4%
Romania Government Bond
3.00%, 2/27/2027 (a)	3,170,000	2,900,994
5.25%, 11/25/2027 (a)	440,000	430,909
3.63%, 3/27/2032 (a)	476,000	398,460
6.00%, 5/25/2034 (a)	434,000	422,364
6.13%, 1/22/2044 (a)	4,078,000	3,844,290
4.00%, 2/14/2051 (a)	688,000	469,285
7.63%, 1/17/2053 (a)	632,000	678,515
		9,144,817
Saudi Arabia — 3.3%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	3,159,000	3,078,098
2.50%, 2/3/2027 (a)	3,594,000	3,300,945
3.63%, 3/4/2028 (a)	3,838,000	3,621,575
4.50%, 4/17/2030 (b)	282,000	274,502
2.25%, 2/2/2033 (a)	3,610,000	2,857,098
4.50%, 10/26/2046 (a)	4,410,000	3,714,058
4.63%, 10/4/2047 (a)	2,167,000	1,836,186
4.63%, 10/4/2047 (b)	247,000	209,293
5.25%, 1/16/2050 (a)	1,358,000	1,253,869
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	861,000	716,068
		20,861,692
Serbia — 0.7%
Republic of Serbia
2.13%, 12/1/2030 (a)	2,122,000	1,609,643
6.50%, 9/26/2033 (a)	2,929,000	2,885,270
		4,494,913
South Africa — 5.6%
Republic of South Africa
5.88%, 9/16/2025	3,752,000	3,712,942
4.88%, 4/14/2026	3,260,000	3,130,513
4.85%, 9/27/2027	3,601,000	3,363,946
4.30%, 10/12/2028	2,946,000	2,598,136
4.85%, 9/30/2029	7,669,000	6,748,643
5.88%, 6/22/2030	3,637,000	3,305,196
5.38%, 7/24/2044	1,935,000	1,374,876
5.00%, 10/12/2046	2,721,000	1,794,064
5.65%, 9/27/2047	6,622,000	4,696,190
5.75%, 9/30/2049	1,751,000	1,237,379
7.30%, 4/20/2052	4,562,000	3,844,352
		35,806,237
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	129

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Trinidad and Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	1,906,000	1,833,763
Turkey — 8.1%
Hazine Mustesarligi Varlik Kiralama A/S
4.49%, 11/25/2024 (b)	1,000	971
5.13%, 6/22/2026 (a)	2,390,000	2,246,218
7.25%, 2/24/2027 (a)	2,764,000	2,723,867
Republic of Turkey
6.35%, 8/10/2024	1,600,000	1,597,696
7.38%, 2/5/2025 (c)	3,732,000	3,747,786
6.38%, 10/14/2025	252,000	246,005
4.75%, 1/26/2026	4,696,000	4,404,331
4.25%, 4/14/2026	2,412,000	2,219,618
4.88%, 10/9/2026	3,967,000	3,655,035
6.00%, 3/25/2027	3,042,000	2,859,085
5.13%, 2/17/2028	2,737,000	2,460,289
6.13%, 10/24/2028	1,791,000	1,649,153
9.38%, 3/14/2029	322,000	333,608
7.63%, 4/26/2029	1,452,000	1,409,093
11.88%, 1/15/2030	245,000	288,211
9.13%, 7/13/2030	200,000	203,638
5.95%, 1/15/2031	5,289,000	4,571,706
5.88%, 6/26/2031	4,151,000	3,556,037
9.38%, 1/19/2033	1,806,000	1,880,245
6.50%, 9/20/2033	3,252,000	2,867,061
8.00%, 2/14/2034	113,000	111,252
6.88%, 3/17/2036	504,000	441,630
6.75%, 5/30/2040	1,639,000	1,362,124
6.00%, 1/14/2041	1,794,000	1,378,330
4.88%, 4/16/2043	1,466,000	971,386
5.75%, 5/11/2047	5,654,000	4,009,817
		51,194,192
United Arab Emirates — 2.0%
Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (a)	200,000	189,184
United Arab Emirates Government Bond
2.50%, 4/16/2025 (a)	3,098,000	2,956,452
3.13%, 10/11/2027 (a)	2,028,000	1,907,070
1.63%, 6/2/2028 (a)	2,942,000	2,559,540
1.88%, 9/15/2031 (a)	234,000	191,424
2.88%, 10/19/2041 (a)	319,000	232,286
5.25%, 1/30/2043 (a)	200,000	181,656
3.13%, 9/30/2049 (a)	1,604,000	1,118,726
3.13%, 9/30/2049 (b)	265,000	184,827
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Arab Emirates—continued
3.88%, 4/16/2050 (a)	200,000	160,514
4.00%, 7/28/2050 (a)	547,000	335,978
3.90%, 9/9/2050 (a)	630,000	446,311
3.00%, 9/15/2051 (a)	211,000	142,980
4.95%, 7/7/2052 (a)	831,000	785,403
3.25%, 10/19/2061 (a)	500,000	340,590
2.70%, 9/2/2070 (a)	1,775,000	1,040,452
		12,773,393
Uruguay — 1.5%
Oriental Republic of Uruguay
4.38%, 10/27/2027 (c)	2,079,000	2,071,474
4.38%, 1/23/2031 (c)	2,620,000	2,577,923
7.63%, 3/21/2036	100,000	120,981
5.10%, 6/18/2050 (c)	2,895,000	2,791,967
4.98%, 4/20/2055	1,983,000	1,872,507
		9,434,852
Vietnam — 0.4%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (a)	2,642,000	2,582,872
Total Foreign Government Securities (Cost $570,179,280)		558,999,782
Corporate Bonds — 9.9%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC
6.88%, 3/24/2026 (a)	3,475,000	3,505,545
6.88%, 3/24/2026 (b)	393,000	396,455
		3,902,000
Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027 (b)	203,000	205,964
7.50%, 10/25/2027 (a)	1,910,000	1,937,886
		2,143,850
Chile — 0.6%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	2,598,000	2,248,907
4.38%, 2/5/2049 (a)	401,000	317,664
3.70%, 1/30/2050 (a)	1,558,000	1,093,404
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	416,000	337,551
		3,997,526
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 1.4%
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	188,366
Minmetals Bounteous Finance BVI Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.21%), 3.38%, 9/3/2024 (a) (d) (e) (f)	762,000	739,872
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	714,000	669,611
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	191,464
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	2,214,000	2,088,732
2.95%, 11/12/2029 (a)	805,000	719,903
2.70%, 5/13/2030 (a)	791,000	697,559
2.30%, 1/8/2031 (a)	748,000	634,274
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	1,921,000	1,780,921
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (b)	2,000	1,903
3.50%, 5/4/2027 (a)	954,000	907,893
		8,620,498
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	1,082,000	1,082,909
Indonesia — 0.7%
Pelabuhan Indonesia Persero PT 4.25%, 5/5/2025 (a)	1,686,000	1,643,412
Pertamina Persero PT
5.63%, 5/20/2043 (a)	200,000	185,916
4.18%, 1/21/2050 (a)	1,842,000	1,394,670
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048 (a)	476,000	449,115
4.00%, 6/30/2050 (a)	700,000	486,591
		4,159,704
Malaysia — 1.4%
Petronas Capital Ltd.
3.50%, 3/18/2025 (a)	1,338,000	1,295,612
3.50%, 4/21/2030 (a)	1,586,000	1,440,802
2.48%, 1/28/2032 (a)	4,593,000	3,768,006
4.55%, 4/21/2050 (a)	320,000	278,166
3.40%, 4/28/2061 (a) (c)	2,940,000	1,976,238
		8,758,824
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mexico — 1.6%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	1,004,000	977,776
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	409,000	338,448
Petroleos Mexicanos
4.50%, 1/23/2026 (c)	2,057,000	1,807,074
6.88%, 8/4/2026 (c)	853,000	775,249
6.70%, 2/16/2032	2,141,000	1,610,567
6.63%, 6/15/2035	1,556,000	1,062,942
6.50%, 6/2/2041	3,451,000	2,135,134
6.75%, 9/21/2047	2,777,000	1,704,773
		10,411,963
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	579,000	433,775
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	801,000	637,476
		1,071,251
Peru — 0.2%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	913,000	675,419
5.63%, 6/19/2047 (a)	1,191,000	761,978
		1,437,397
Poland — 0.1%
Bank Gospodarstwa Krajowego 5.38%, 5/22/2033 (a)	774,000	756,585
Qatar — 0.4%
QatarEnergy Trading LLC 3.13%, 7/12/2041 (a)	3,829,000	2,804,628
Saudi Arabia — 0.2%
Gaci First Investment Co.
4.88%, 2/14/2035 (a)	1,017,000	955,604
5.13%, 2/14/2053 (a)	502,000	433,878
		1,389,482
South Africa — 1.0%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (b)	327,000	322,200
7.13%, 2/11/2025 (a)	1,403,000	1,382,404
6.35%, 8/10/2028 (b)	240,000	224,431
6.35%, 8/10/2028 (a)	2,311,000	2,161,085
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	2,230,000	2,164,862
		6,254,982
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	131

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Arab Emirates — 1.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	805,000	713,987
DP World Ltd.
6.85%, 7/2/2037 (a)	630,000	673,381
5.63%, 9/25/2048 (a)	253,000	233,446
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (e) (f)	618,000	612,963
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	1,500,000	1,333,800
2.88%, 5/21/2030 (a)	402,000	352,956
3.38%, 3/28/2032 (a)	2,414,000	2,149,305
3.40%, 6/7/2051 (a)	200,000	142,086
		6,211,924
Total Corporate Bonds (Cost $64,817,142)		63,003,523
	SHARES
Short-Term Investments — 2.1%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (g) (h)(Cost $1,266,971)	1,266,971	1,266,971
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (g) (h)(Cost $12,190,150)	12,190,150	12,190,150
Total Short-Term Investments (Cost $13,457,121)		13,457,121
Total Investments — 100.1% (Cost $648,453,543)		635,460,426
Liabilities in Excess of Other Assets — (0.1)%		(916,735)
NET ASSETS — 100.0%		634,543,691

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PT	Limited liability company
SPC	Special purpose company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $11,783,585.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of  August 31, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
ASSETS:
Investments in non-affiliates, at value	$15,137,369	$1,982,070,100	$7,513,589
Investments in affiliates, at value	214,237	172,100,666	17,010
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	—	14,514,556	—
Cash	—	930,211	93
Foreign currency, at value	22	165	—
Segregated cash balance with Authorized Participant for deposit securities	23,440	16,482,200	—
Receivables:
Investment securities sold	501,414	14,084,102	36,610
Investment securities sold — delayed delivery securities	—	21,063,324	—
Interest from non-affiliates	65,497	10,741,519	12,314
Dividends from affiliates	31	24,869	3
Securities lending income (See Note 2.D.)	233	14,210	—
Total Assets	15,942,243	2,232,025,922	7,579,619
LIABILITIES:
Payables:
Due to custodian	2,743	—	—
Investment securities purchased	443,086	18,281,080	93
Investment securities purchased — delayed delivery securities	178,327	182,607,440	—
Collateral received on securities loaned (See Note 2.D.)	—	14,514,556	—
Collateral upon return of deposit securities	23,440	16,482,200	—
Accrued liabilities:
Management fees (See Note 3.A.)	641	26,532	448
Total Liabilities	648,237	231,911,808	541
Net Assets	$15,294,006	$2,000,114,114	$7,579,078
NET ASSETS:
Paid-in-Capital	$17,816,023	$2,199,229,778	$7,679,062
Total distributable earnings (loss)	(2,522,017)	(199,115,664)	(99,984)
Total Net Assets	$15,294,006	$2,000,114,114	$7,579,078
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	324,946	43,923,203	77,500
Net asset value, per share	$47.07	$45.54	$97.79
Cost of investments in non-affiliates	$15,820,345	$2,115,072,073	$7,638,688
Cost of investments in affiliates	214,237	172,100,666	17,008
Cost of foreign currency	20	162	—
Investment securities on loan, at value (See Note 2.D.)	—	13,939,821	—
Cost of investment of cash collateral (See Note 2.D.)	—	14,514,556	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	133

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$4,384,637	$51,755,224	$4,330,778
Investments in affiliates, at value	13,853	23,667	19,814
Cash	45	274	47
Receivables:
Investment securities sold	401,392	1,530,515	200,737
Interest from non-affiliates	22,142	322,616	19,671
Dividends from affiliates	2	3	3
Total Assets	4,822,071	53,632,299	4,571,050
LIABILITIES:
Payables:
Investment securities purchased	400,049	1,358,260	201,835
Accrued liabilities:
Management fees (See Note 3.A.)	260	3,052	258
Total Liabilities	400,309	1,361,312	202,093
Net Assets	$4,421,762	$52,270,987	$4,368,957
NET ASSETS:
Paid-in-Capital	$4,483,871	$54,716,187	$4,477,639
Total distributable earnings (loss)	(62,109)	(2,445,200)	(108,682)
Total Net Assets	$4,421,762	$52,270,987	$4,368,957
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	45,000	565,000	45,000
Net asset value, per share	$98.26	$92.52	$97.09
Cost of investments in non-affiliates	$4,417,018	$54,276,789	$4,444,955
Cost of investments in affiliates	13,853	23,665	19,814
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$423,573,218	$50,436,445	$622,003,305
Investments in affiliates, at value	3,924,056	383,195	1,266,971
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	—	—	12,190,150
Cash	18,276	—	223,811
Foreign currency, at value	—	—	1,964
Segregated cash balance with Authorized Participant for deposit securities	5,157,489	—	3,071,276
Receivables:
Investment securities sold	5,000,082	490,679	9,788,897
Interest from non-affiliates	7,304,511	570,481	8,911,567
Dividends from affiliates	567	55	183
Securities lending income (See Note 2.D.)	—	—	8,732
Total Assets	444,978,199	51,880,855	657,466,856
LIABILITIES:
Payables:
Due to custodian	—	483	—
Investment securities purchased	6,385,563	623,308	7,460,356
Collateral received on securities loaned (See Note 2.D.)	—	—	12,190,150
Fund shares redeemed	135,289	—	—
Collateral upon return of deposit securities	5,157,489	—	3,071,276
Accrued liabilities:
Management fees (See Note 3.A.)	45,104	3,708	201,383
Total Liabilities	11,723,445	627,499	22,923,165
Net Assets	$433,254,754	$51,253,356	$634,543,691
NET ASSETS:
Paid-in-Capital	$514,881,769	$58,728,798	$660,149,466
Total distributable earnings (loss)	(81,627,015)	(7,475,442)	(25,605,775)
Total Net Assets	$433,254,754	$51,253,356	$634,543,691
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,700,000	1,150,000	16,500,000
Net asset value, per share	$44.67	$44.57	$38.46
Cost of investments in non-affiliates	$443,138,912	$54,414,897	$634,996,422
Cost of investments in affiliates	3,924,056	383,195	1,266,971
Cost of foreign currency	—	—	1,949
Investment securities on loan, at value (See Note 2.D.)	—	—	11,783,585
Cost of investment of cash collateral (See Note 2.D.)	—	—	12,190,150
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	135

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$221,082	$30,215,315	$136,583
Interest income from affiliates	—	12	—
Dividend income from affiliates	4,617	4,129,704	2,715
Income from securities lending (net) (See Note 2.D.)	733	56,785	—
Total investment income	226,432	34,401,816	139,298
EXPENSES:
Management fees (See Note 3.A.)	4,009	182,213	1,542
Interest expense to affiliates	—	59	—
Total expenses	4,009	182,272	1,542
Net investment income (loss)	222,423	34,219,544	137,756
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(377,410)	(12,611,620)	(13,110)
Investments in affiliates	—	—	2
In-kind redemptions of investments in non-affiliates (See Note 4)	(1,085,141)	(11,891,268)	—
Foreign currency transactions	—	(1)	—
Net realized gain (loss)	(1,462,551)	(24,502,889)	(13,108)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,484,328	(8,155,385)	(125,099)
Investments in affiliates	—	—	2
Foreign currency translations	—	4	—
Change in net unrealized appreciation/depreciation	1,484,328	(8,155,381)	(125,097)
Net realized/unrealized gains (losses)	21,777	(32,658,270)	(138,205)
Change in net assets resulting from operations	$244,200	$1,561,274	$(449)

(a)
Commencement of operations was May 10, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (a)	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (a)	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$94,526	$549,440	$61,678
Dividend income from affiliates	169	578	144
Total investment income	94,695	550,018	61,822
EXPENSES:
Management fees (See Note 3.A.)	1,477	9,137	1,123
Total expenses	1,477	9,137	1,123
Net investment income (loss)	93,218	540,881	60,699
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(39,773)	(113,900)	(8,505)
Investments in affiliates	3	20	1
Net realized gain (loss)	(39,770)	(113,880)	(8,504)
Change in net unrealized appreciation/ depreciation on:
Investments in non-affiliates	(32,381)	(2,521,565)	(114,177)
Investments in affiliates	—	2	—
Change in net unrealized appreciation/ depreciation	(32,381)	(2,521,563)	(114,177)
Net realized/unrealized gains (losses)	(72,151)	(2,635,443)	(122,681)
Change in net assets resulting from operations	$21,067	$(2,094,562)	$(61,982)

(a)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	137

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$11,437,108	$1,114,566	$9,954,014
Interest income from affiliates	10	—	5
Dividend income from affiliates	43,464	5,659	26,689
Income from securities lending (net) (See Note 2.D.)	—	—	58,223
Total investment income	11,480,582	1,120,225	10,038,931
EXPENSES:
Management fees (See Note 3.A.)	249,908	21,853	583,513
Interest expense to affiliates	53	—	—
Excise tax expense	—	—	6,205
Total expenses	249,961	21,853	589,718
Net investment income (loss)	11,230,621	1,098,372	9,449,213
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,792,861)	(234,956)	(2,328,984)
In-kind redemptions of investments in non-affiliates (See Note 4)	(5,227,736)	(450,982)	(989,274)
Net realized gain (loss)	(10,020,597)	(685,938)	(3,318,258)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	11,812,520	379,332	(3,296,167)
Investments in affiliates	—	—	200
Foreign currency translations	—	—	16
Change in net unrealized appreciation/depreciation	11,812,520	379,332	(3,295,951)
Net realized/unrealized gains (losses)	1,791,923	(306,606)	(6,614,209)
Change in net assets resulting from operations	$13,022,544	$791,766	$2,835,004
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Aggregate Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$222,423	$618,439	$34,219,544	$27,085,611
Net realized gain (loss)	(1,462,551)	(671,516)	(24,502,889)	(60,818,934)
Change in net unrealized appreciation/depreciation	1,484,328	(1,509,960)	(8,155,381)	(86,597,705)
Change in net assets resulting from operations	244,200	(1,563,037)	1,561,274	(120,331,028)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(252,831)	(595,951)	(30,726,236)	(25,156,927)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(19,916,154)	2,484,884	717,178,099	433,321,856
NET ASSETS:
Change in net assets	(19,924,785)	325,896	688,013,137	287,833,901
Beginning of period	35,218,791	34,892,895	1,312,100,977	1,024,267,076
End of period	$15,294,006	$35,218,791	$2,000,114,114	$1,312,100,977
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,347,957	$9,656,173	$1,132,070,692	$874,225,342
Cost of shares redeemed	(22,264,111)	(7,171,289)	(414,892,593)	(440,903,486)
Total change in net assets resulting from capital transactions	$(19,916,154)	$2,484,884	$717,178,099	$433,321,856
SHARE TRANSACTIONS:
Issued	50,000	200,000	24,375,000	18,200,000
Redeemed	(475,000)	(150,000)	(9,025,000)	(9,275,000)
Net increase (decrease) in shares from share transactions	(425,000)	50,000	15,350,000	8,925,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	139

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Period Ended August 31, 2023 (Unaudited)(a)	Period Ended August 31, 2023 (Unaudited)(b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$137,756	$93,218
Net realized gain (loss)	(13,108)	(39,770)
Change in net unrealized appreciation/depreciation	(125,097)	(32,381)
Change in net assets resulting from operations	(449)	21,067
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(99,535)	(83,176)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,679,062	4,483,871
NET ASSETS:
Change in net assets	7,579,078	4,421,762
Beginning of period	—	—
End of period	$7,579,078	$4,421,762
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,679,062	$9,421,491
Cost of shares redeemed	—	(4,937,620)
Total change in net assets resulting from capital transactions	$7,679,062	$4,483,871
SHARE TRANSACTIONS:
Issued	77,500	95,000
Redeemed	—	(50,000)
Net increase (decrease) in shares from share transactions	77,500	45,000

(a)
Commencement of operations was May 10, 2023.
(b)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Period Ended August 31, 2023 (Unaudited)(a)	Period Ended August 31, 2023 (Unaudited)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$540,881	$60,699
Net realized gain (loss)	(113,880)	(8,504)
Change in net unrealized appreciation/depreciation	(2,521,563)	(114,177)
Change in net assets resulting from operations	(2,094,562)	(61,982)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(350,638)	(46,700)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	54,716,187	4,477,639
NET ASSETS:
Change in net assets	52,270,987	4,368,957
Beginning of period	—	—
End of period	$52,270,987	$4,368,957
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$54,716,187	$4,477,639
Total change in net assets resulting from capital transactions	$54,716,187	$4,477,639
SHARE TRANSACTIONS:
Issued	565,000	45,000
Net increase (decrease) in shares from share transactions	565,000	45,000

(a)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	141

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,230,621	$27,163,062	$1,098,372	$1,436,779
Net realized gain (loss)	(10,020,597)	(110,265,808)	(685,938)	(4,223,398)
Change in net unrealized appreciation/depreciation	11,812,520	25,674,401	379,332	(2,465,567)
Change in net assets resulting from operations	13,022,544	(57,428,345)	791,766	(5,252,186)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,063,018)	(32,446,703)	(1,071,674)	(1,407,883)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	93,815,922	(1,026,204,410)	6,830,508	(115,868)
NET ASSETS:
Change in net assets	95,775,448	(1,116,079,458)	6,550,600	(6,775,937)
Beginning of period	337,479,306	1,453,558,764	44,702,756	51,478,693
End of period	$433,254,754	$337,479,306	$51,253,356	$44,702,756
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$173,270,904	$175,355,945	$13,600,452	$25,305,039
Cost of shares redeemed	(79,454,982)	(1,201,560,355)	(6,769,944)	(25,420,907)
Total change in net assets resulting from capital transactions	$93,815,922	$(1,026,204,410)	$6,830,508	$(115,868)
SHARE TRANSACTIONS:
Issued	3,900,000	3,900,000	300,000	550,000
Redeemed	(1,800,000)	(25,600,000)	(150,000)	(550,000)
Net increase (decrease) in shares from share transactions	2,100,000	(21,700,000)	150,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	August 31, 2023

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,449,213	$5,523,518
Net realized gain (loss)	(3,318,258)	(8,459,957)
Change in net unrealized appreciation/depreciation	(3,295,951)	(1,837,558)
Change in net assets resulting from operations	2,835,004	(4,773,997)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,314,412)	(4,644,990)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	411,438,734	167,527,357
NET ASSETS:
Change in net assets	406,959,326	158,108,370
Beginning of period	227,584,365	69,475,995
End of period	$634,543,691	$227,584,365
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$488,286,118	$167,527,357
Cost of shares redeemed	(76,847,384)	—
Total change in net assets resulting from capital transactions	$411,438,734	$167,527,357
SHARE TRANSACTIONS:
Issued	12,600,000	4,300,000
Redeemed	(2,000,000)	—
Net increase (decrease) in shares from share transactions	10,600,000	4,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	$46.96	$0.63	$0.14	$0.77	$(0.66)	$—	$(0.66)
Year Ended February 28, 2023	49.85	0.81	(2.92)	(2.11)	(0.78)	—	(0.78)
Year Ended February 28, 2022 (f)	51.87	0.53	(1.72)	(1.19)	(0.57)	(0.26)	(0.83)
Year Ended February 28, 2021 (f)	51.72	0.85	0.34	1.19	(0.83)	(0.21)	(1.04)
March 12, 2019 (g) through February 29, 2020 (f)	50.00	1.17	1.76	2.93	(1.21)	—	(1.21)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	45.92	0.87	(0.47)	0.40	(0.78)	—	(0.78)
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	(1.07)
Year Ended February 28, 2022 (f)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	(0.78)
Year Ended February 28, 2021 (f)	54.86	0.89	(0.32)	0.57	(0.85)	(0.19)	(1.04)
Year Ended February 29, 2020 (f)	50.63	1.39	4.35	5.74	(1.44)	(0.07)	(1.51)
December 12, 2018 (g) through February 28, 2019 (f)	50.00	0.36	0.58	0.94	(0.31)	—	(0.31)
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
May 10, 2023 (g) through August 31, 2023 (Unaudited)	99.50	1.88	(2.31)	(0.43)	(1.28)	—	(1.28)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
April 19, 2023 (g) through August 31, 2023 (Unaudited)	99.50	1.59	(1.30)	0.29	(1.53)	—	(1.53)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
April 19, 2023 (g) through August 31, 2023 (Unaudited)	99.50	1.44	(7.38)	(5.94)	(1.04)	—	(1.04)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
April 19, 2023 (g) through August 31, 2023 (Unaudited)	99.50	1.35	(2.72)	(1.37)	(1.04)	—	(1.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(j)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	August 31, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$47.07	$47.08	1.65%	1.58%	$15,294,006	0.05%	2.66%	0.05%	25%
46.96	47.00	(4.24)	(4.20)	35,218,791	0.10	1.70	0.10	60
49.85	49.87	(2.31)	(2.44)	34,892,895	0.05	1.02	0.05	45
51.87	51.96	2.32	2.55	59,654,406	0.05	1.62	0.05	40
51.72	51.68	5.93	5.85 (h)	37,495,084	0.05	2.38	0.05	56

45.54	45.60	0.87	1.00	2,000,114,114	0.02	3.75	0.02	70
45.92	45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	0.06	107
52.13	52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	0.07	78
54.39	54.36	1.04	0.85	826,789,330	0.07	1.60	0.07	64
54.86	54.92	11.46	11.49	543,070,946	0.07	2.61	0.20 (i)	57
50.63	50.68	1.90	1.98 (h)	98,730,082	0.07 (j)	3.26	1.14 (i)(j)	53

97.79	97.88	(0.42)	(0.33)	7,579,078	0.07	6.22	0.07	9

98.26	98.31	0.30	0.35	4,421,762	0.07	4.37	0.07	121

92.52	92.58	(6.01)	(5.95)	52,270,987	0.07	4.15	0.07	15

97.09	97.13	(1.39)	(1.35)	4,368,957	0.07	3.75	0.07	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	$44.41	$1.49	$0.23	$1.72	$(1.46)	$—	$(1.46)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
Year Ended February 28, 2021	50.31	2.12	1.31 (f)	3.43	(2.07)	(0.03)	(2.10)
Year Ended February 29, 2020	49.86	2.50	0.53	3.03	(2.58)	—	(2.58)
Year Ended February 28, 2019	50.09	2.47	(0.23)	2.24	(2.47)	—	(2.47)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	44.70	1.01	(0.16)	0.85	(0.98)	—	(0.98)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
Year Ended February 28, 2021	56.27	1.58	(0.31)	1.27	(1.46)	(0.75)	(2.21)
Year Ended February 29, 2020	51.19	1.95	5.96	7.91	(1.93)	(0.90)	(2.83)
December 12, 2018 (h) through February 28, 2019	50.00	0.44	1.19	1.63	(0.44)	—	(0.44)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Six Months Ended August 31, 2023 (Unaudited)	38.57	1.20	(0.14)	1.06	(1.17)	—	(1.17)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)
Year Ended February 28, 2021	50.95	2.17	(1.83)	0.34	(2.02)	—	(2.02)
Year Ended February 29, 2020	47.52	2.32	3.40	5.72	(2.29)	—	(2.29)
Year Ended February 28, 2019	48.83	2.31	(1.30)	1.01	(2.32)	—	(2.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	August 31, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$44.67	$44.84	3.96%	4.27%	$433,254,754	0.15%	6.71%	0.15%	9%
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	0.23	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	0.24	46
51.64	51.61	7.16	6.43	1,559,634,055	0.23	4.18	0.23	50
50.31	50.62	6.15	6.88	171,037,324	0.32	4.90	0.44 (g)	128
49.86	49.82	4.66	4.00	154,570,385	0.40	5.01	0.57 (g)	23

44.57	44.60	1.91	1.88	51,253,356	0.09	4.49	0.09	7
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	0.14	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	0.14	36
55.33	55.48	2.24	2.09	55,332,638	0.14	2.81	0.14	41
56.27	56.50	15.74	15.95	35,170,394	0.14	3.58	0.65 (g)	67
51.19	51.30	3.26	3.48 (i)	25,595,493	0.14 (j)	3.98	2.13 (g)(j)	12

38.46	38.63	1.91	2.52	634,543,691	0.39	6.20	0.39	11
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	0.39	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	0.39	38
49.27	49.30	0.85	0.50	83,750,663	0.39	4.50	0.39	59
50.95	51.15	12.25	12.44	91,713,454	0.39	4.64	0.58 (g)	53
47.52	47.62	2.29	2.23	61,776,747	0.39	4.96	0.87 (g)	28
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF(1)	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF(2)	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF(2)	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF(2)	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Diversified

(1)	Commencement of operations was May 10, 2023.
(2)	Commencement of operations was April 19, 2023.
The investment objective of JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (“BetaBuilders 1-5 Year U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF (“BetaBuilders U.S. TIPS 0-5 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE 0-5 Year US Inflation-Linked Treasury Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of ICE US Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg US Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

148	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca
BetaBuilders U.S. TIPS 0-5 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca
USD Emerging Markets Sovereign Bond ETF	NYSE Arca
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$123,839	$—	$123,839
Commercial Mortgage-Backed Securities	—	315,610	—	315,610
Corporate Bonds	—	3,934,877	—	3,934,877
Foreign Government Securities	—	131,875	—	131,875
Mortgage-Backed Securities	—	1,016,324	—	1,016,324
Municipal Bonds	—	36,408	—	36,408
Supranational	—	418,474	—	418,474
U.S. Government Agency Securities	—	294,509	—	294,509
U.S. Treasury Obligations	—	8,865,453	—	8,865,453
Short-Term Investments
Investment Companies	214,237	—	—	214,237
Total Investments in Securities	$214,237	$15,137,369	$—	$15,351,606

BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,486,833	$—	$8,486,833
Commercial Mortgage-Backed Securities	—	37,586,488	—	37,586,488
Corporate Bonds	—	494,521,780	—	494,521,780
Foreign Government Securities	—	33,456,757	—	33,456,757
Mortgage-Backed Securities	—	533,947,584	—	533,947,584
Municipal Bonds	—	5,802,899	—	5,802,899
Supranational	—	26,757,759	—	26,757,759
U.S. Government Agency Securities	—	24,330,116	—	24,330,116
U.S. Treasury Obligations	—	817,179,884	—	817,179,884
Short-Term Investments
Investment Companies	172,100,666	—	—	172,100,666
Investment of Cash Collateral from Securities Loaned	14,514,556	—	—	14,514,556
Total Short-Term Investments	186,615,222	—	—	186,615,222
Total Investments in Securities	$186,615,222	$1,982,070,100	$—	$2,168,685,322

150	J.P. Morgan Exchange-Traded Funds	August 31, 2023

BetaBuilders U.S. TIPS 0-5 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$7,513,589	$—	$7,513,589
Short-Term Investments
Investment Companies	17,010	—	—	17,010
Total Investments in Securities	$17,010	$7,513,589	$—	$7,530,599

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,384,637	$—	$4,384,637
Short-Term Investments
Investment Companies	13,853	—	—	13,853
Total Investments in Securities	$13,853	$4,384,637	$—	$4,398,490

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$51,755,224	$—	$51,755,224
Short-Term Investments
Investment Companies	23,667	—	—	23,667
Total Investments in Securities	$23,667	$51,755,224	$—	$51,778,891

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,330,778	$—	$4,330,778
Short-Term Investments
Investment Companies	19,814	—	—	19,814
Total Investments in Securities	$19,814	$4,330,778	$—	$4,350,592

BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$423,573,218	$—	$423,573,218
Short-Term Investments
Investment Companies	3,924,056	—	—	3,924,056
Total Investments in Securities	$3,924,056	$423,573,218	$—	$427,497,274

August 31, 2023	J.P. Morgan Exchange-Traded Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$100,065	$—	$100,065
Corporate Bonds	—	50,336,380	—	50,336,380
Short-Term Investments
Investment Companies	383,195	—	—	383,195
Total Investments in Securities	$383,195	$50,436,445	$—	$50,819,640

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$63,003,523	$—	$63,003,523
Foreign Government Securities	—	558,999,782	—	558,999,782
Short-Term Investments
Investment Companies	1,266,971	—	—	1,266,971
Investment of Cash Collateral from Securities Loaned	12,190,150	—	—	12,190,150
Total Short-Term Investments	13,457,121	—	—	13,457,121
Total Investments in Securities	$13,457,121	$622,003,305	$—	$635,460,426
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.

152	J.P. Morgan Exchange-Traded Funds	August 31, 2023

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Aggregate Bond ETF	$13,939,821	$(13,939,821)	$—
USD Emerging Markets Sovereign Bond ETF	11,783,585	(11,783,585)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$733
BetaBuilders U.S. Aggregate Bond ETF	740
USD Emerging Markets Sovereign Bond ETF	808
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF did not have any securities out on loan at August 31, 2023.
BetaBuilders U.S. TIPS 0-5 Year ETF, BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF did not lend out any securities during the six months ended August 31, 2023.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$758,888	$1,125,307	$1,669,958	$—	$—	$214,237	214,237	$4,617	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders U.S. Aggregate Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	$12,994,643	$27,000,001	$29,000,000	$(1,699)*	$—	$10,992,945	10,990,747	$250,323 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	2,787,225	37,758,623	37,024,237	—	—	3,521,611	3,521,611	46,031 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	91,260,954	291,812,688	210,972,976	—	—	172,100,666	172,100,666	4,129,704	—
Total	$107,042,822	$356,571,312	$276,997,213	$(1,699)	$—	$186,615,222		$4,426,058	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. TIPS 0-5 Year ETF
For the period ended August 31, 2023
Security Description	Value at May 10, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (b) (c)	$—	$3,791,615	$3,774,609	$2	$2	$17,010	17,005	$2,715	$—

(a)	Commencement of operations was May 10, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

154	J.P. Morgan Exchange-Traded Funds	August 31, 2023

(c)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the period ended August 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (b) (c)	$—	$119,670	$105,820	$3	$—	$13,853	13,849	$169	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the period ended August 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (b) (c)	$—	$867,611	$843,966	$20	$2	$23,667	23,660	$578	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the period ended August 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (b) (c)	$—	$86,394	$66,581	$1	$—	$19,814	19,808	$144	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders USD High Yield Corporate Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$3,094,499	$29,524,860	$28,695,303	$—	$—	$3,924,056	3,924,056	$43,464	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(b)	The rate shown is the current yield as of August 31, 2023.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$265,119	$2,035,390	$1,917,314	$—	$—	$383,195	383,195	$5,659	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

USD Emerging Markets Sovereign Bond ETF
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	$8,802,300	$35,000,000	$43,799,341	$(3,159)*	$200	$—	—	$173,959 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,809,720	59,843,253	49,462,823	—	—	12,190,150	12,190,150	48,522 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,134,608	67,396,576	67,264,213	—	—	1,266,971	1,266,971	26,689	—
Total	$11,746,628	$162,239,829	$160,526,377	$(3,159)	$200	$13,457,121		$249,170	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

156	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	0.05%
BetaBuilders U.S. Aggregate Bond ETF	0.03
BetaBuilders U.S. TIPS 0-5 Year ETF	0.07
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.07
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.07
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.07
BetaBuilders USD High Yield Corporate Bond ETF	0.15
BetaBuilders USD Investment Grade Corporate Bond ETF	0.09
USD Emerging Markets Sovereign Bond ETF	0.39
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$2,572,041	$5,110,308	$1,972,630	$1,667,728
BetaBuilders U.S. Aggregate Bond ETF	1,406,640,699	1,202,739,554	83,035,777	66,299,698
BetaBuilders U.S. TIPS 0-5 Year ETF	—	—	7,371,391	559,264
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	10,730,595	6,321,889
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	—	8,745,417	4,344,029
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	5,195,686	767,711
BetaBuilders USD High Yield Corporate Bond ETF	35,262,036	30,409,887	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	3,236,340	3,568,381	—	—
USD Emerging Markets Sovereign Bond ETF	31,636,418	33,043,511	—	—
For the six months ended August 31, 2023, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$19,977,555	$2,284,770
BetaBuilders U.S. Aggregate Bond ETF	330,646,383	819,892,522
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	49,881,149
BetaBuilders USD High Yield Corporate Bond ETF	77,637,643	163,305,915
BetaBuilders USD Investment Grade Corporate Bond ETF	6,631,169	13,690,474
USD Emerging Markets Sovereign Bond ETF	74,520,257	481,249,695
During the six months ended August 31, 2023, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

158	J.P. Morgan Exchange-Traded Funds	August 31, 2023

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$16,034,582	$3,018	$685,994	$(682,976)
BetaBuilders U.S. Aggregate Bond ETF	2,301,687,295	730,514	133,732,487	(133,001,973)
BetaBuilders U.S. TIPS 0-5 Year ETF	7,655,696	2	125,099	(125,097)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	4,430,871	21	32,402	(32,381)
BetaBuilders U.S. Treasury Bond 20+ Year ETF	54,300,454	2	2,521,565	(2,521,563)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	4,464,769	8	114,185	(114,177)
BetaBuilders USD High Yield Corporate Bond ETF	447,062,968	2,896,513	22,462,207	(19,565,694)
BetaBuilders USD Investment Grade Corporate Bond ETF	54,798,092	53,082	4,031,534	(3,978,452)
USD Emerging Markets Sovereign Bond ETF	648,453,543	765,228	13,758,345	(12,993,117)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$151,051	$48,464
BetaBuilders U.S. Aggregate Bond ETF	21,534,095	7,132,326
BetaBuilders USD High Yield Corporate Bond ETF	16,746,886	23,888,630
BetaBuilders USD Investment Grade Corporate Bond ETF	347,685	857,232
USD Emerging Markets Sovereign Bond ETF	6,234,645 *	5,462,321 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
Net capital losses (gains) and specified ordinary losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains) and specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$9,602	$181,944	$—
BetaBuilders U.S. Aggregate Bond ETF	5,308,587	14,088,928	—
BetaBuilders USD High Yield Corporate Bond ETF	(66,904)	11,593,685	—
BetaBuilders USD Investment Grade Corporate Bond ETF	233,427	1,534,655	—
USD Emerging Markets Sovereign Bond ETF	9,870	689,791	1
For the six months ended August 31, 2023, JPM USD Emerging Markets Sovereign Bond ETF incurred an excise tax liability of $6,205 on undistributed net investment of income pertaining to calendar year 2022.
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facillity during the six months ended August 31, 2023.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2023, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders U.S. Aggregate Bond ETF	— %	36.4%
BetaBuilders USD High Yield Corporate Bond ETF	18.5	10.6

160	J.P. Morgan Exchange-Traded Funds	August 31, 2023

Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of August 31, 2023, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
BetaBuilders USD Investment Grade Corporate Bond ETF	43%
Significant shareholder transactions by the Adviser may impact the Funds' performance.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions, and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Subsequent Event
Subsequent to August 31, 2023, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF had net redemptions of $12,089,869 which represented 24% of the Fund's net assets as of August 31, 2023.

162	J.P. Morgan Exchange-Traded Funds	August 31, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Actual *	$1,000.00	$1,016.50	$0.25	0.05%
Hypothetical *	1,000.00	1,024.89	0.25	0.05
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Actual *	1,000.00	1,008.70	0.10	0.02
Hypothetical *	1,000.00	1,025.04	0.10	0.02
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Actual **	1,000.00	995.80	0.22	0.07
Hypothetical *	1,000.00	1,024.79	0.36	0.07
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Actual ***	1,000.00	1,003.00	0.26	0.07
Hypothetical *	1,000.00	1,024.79	0.36	0.07
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Actual ***	1,000.00	939.90	0.25	0.07
Hypothetical *	1,000.00	1,024.79	0.36	0.07
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Actual ***	1,000.00	986.10	0.26	0.07
Hypothetical *	1,000.00	1,024.79	0.36	0.07
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Actual *	1,000.00	1,039.60	0.77	0.15
Hypothetical *	1,000.00	1,024.38	0.76	0.15
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Actual *	1,000.00	1,019.10	0.46	0.09
Hypothetical *	1,000.00	1,024.68	0.46	0.09

163

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan USD Emerging Markets Sovereign Bond ETF
Actual *	$1,000.00	$1,019.10	$1.97	0.39%
Hypothetical *	1,000.00	1,023.18	1.98	0.39

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 114/366
(to reflect the actual period). The Fund commenced operations on May 10, 2023.

***
Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 135/366
(to reflect the actual period). Each Fund commenced operations on April 19, 2023.

164

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	165

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited)
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 20-21, 2023 and August 8-9, 2023, at which the Trustees considered the continuation of the management agreements for JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF  and JPMorgan USD Emerging Markets Sovereign Bond ETF (each a “Fund,” and collectively, the “Funds”) whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 10, 2023.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements.  The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below.  The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of each Fund and its shareholders.
The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Management Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;

166	J.P. Morgan Exchange-Traded Funds	August 31, 2023

•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex ;
•  The administration services provided by the Adviser in its role as Administrator;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates from providing services to the Funds. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of these arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that certain J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which each Fund will benefit from potential economies of scale.  The Trustees noted that each Fund has a “unitary” management fee which does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	167

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited) (continued)
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund, as applicable.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered each Fund is a “passive” ETFs whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index.  The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser.  After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective and supported renewal of each Fund’s Management Agreement.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as each Fund.  This review included ranking of each Fund within an expense universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that the Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Trustees also reviewed information about other expenses and the total expense ratio for each Fund.  The Trustees compared the management fee for each Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser.  The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts.  The Trustees considered how the Funds are positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s management fee was appropriate as compared to identified peer funds.  The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Aggregate Bond ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was s fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF’s net management fee was in the first quintile of both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan USD Emerging Markets Sovereign Bond ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the fourth and third quintiles of the Peer Group and Universe, respectively.  After

168	J.P. Morgan Exchange-Traded Funds	August 31, 2023

considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	169

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS
(Unaudited)
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF and JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
On November 15-17, 2022, the Board of Trustees (the “Board” or the “Trustees”)  held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF and JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (each a “Fund,” and collectively, the “Funds”).  The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel.  Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel;
•  The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex ;
•  The administration services to be provided by the Adviser under the Management Agreement;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those

170	J.P. Morgan Exchange-Traded Funds	August 31, 2023

related to the other funds in the complex. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees noted that the proposed “unitary” management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of each Fund. Notwithstanding the Adviser’s belief that it does not manage other accounts with a substantially similar investment strategy as that of each Fund, in the case of the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF and the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF, the Trustees received and considered information on fees charged by the Adviser for other accounts that share characteristics with these Funds.
Investment Performance
The Trustees considered each Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees and Expense Ratios
The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was fair and reasonable.

August 31, 2023	J.P. Morgan Exchange-Traded Funds	171

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-PASSETF-823

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2023